UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 – April 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of a Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NZD	New Zealand Dollars
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2024.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
∞	Rates reflect the effective yields at purchase date.

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,215.60	0.15%	$0.83
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,219.50	0.14%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.17	0.14%	$0.70

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,206.80	0.22%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,186.00	0.30%	$1.63
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,192.60	0.31%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,212.00	0.15%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,209.90	0.19%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,208.80	0.28%	$1.54
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,191.50	0.28%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,184.60	0.41%	$2.23
Hypothetical 5% Annual Return	$1,000.00	$1,022.83	0.41%	$2.06

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,206.60	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,107.20	0.18%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	2.7%
Communications	0.5%
Consumer, Cyclical	3.4%
Consumer, Non-cyclical	9.8%
Energy	7.9%
Financials	36.6%
Foreign Government	4.5%
Industrials	3.2%
Supranational	0.7%
Technology	1.1%
U.S. Government	26.5%
Utilities	3.1%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	8.7%
Consumer Discretionary	10.3%
Consumer Staples	6.8%
Energy	5.8%
Financials	13.9%
Health Care	11.5%
Industrials	10.9%
Information Technology	26.5%
Materials	3.5%
Real Estate	0.2%
Utilities	1.9%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.5%
Consumer Discretionary	16.2%
Consumer Staples	3.8%
Energy	10.8%
Financials	26.3%
Health Care	5.2%
Industrials	17.4%
Information Technology	8.0%
Materials	8.3%
Real Estate	1.1%
Utilities	0.4%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.1%
Consumer Discretionary	15.7%
Consumer Staples	4.2%
Energy	11.9%
Financials	25.2%
Health Care	4.2%
Industrials	20.0%
Information Technology	7.0%
Materials	8.4%
Real Estate	1.0%
Utilities	0.3%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.4%
Consumer Discretionary	10.6%
Consumer Staples	6.0%
Energy	6.3%
Financials	14.9%
Health Care	10.3%
Industrials	13.4%
Information Technology	24.8%
Materials	3.8%
Real Estate	0.3%
Utilities	2.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.2%
Consumer Discretionary	10.2%
Consumer Staples	6.1%
Energy	6.4%
Financials	15.8%
Health Care	10.7%
Industrials	14.5%
Information Technology	23.8%
Materials	4.1%
Real Estate	0.4%
Utilities	1.8%

100.0%

U.S. Vector Equity Portfolio
Communication Services	5.5%
Consumer Discretionary	11.9%
Consumer Staples	4.8%
Energy	10.2%
Financials	22.9%
Health Care	9.0%
Industrials	17.3%
Information Technology	9.9%
Materials	7.0%
Real Estate	0.6%
Utilities	0.9%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.2%
Consumer Discretionary	14.5%
Consumer Staples	4.4%
Energy	5.8%
Financials	19.7%
Health Care	9.2%
Industrials	21.9%
Information Technology	12.6%
Materials	6.2%
Real Estate	0.7%
Utilities	2.8%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.8%
Consumer Discretionary	15.0%
Consumer Staples	3.9%
Energy	5.7%
Financials	20.9%
Health Care	11.2%
Industrials	20.5%
Information Technology	11.1%
Materials	5.6%
Real Estate	1.1%
Utilities	2.2%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	0.7%
Consumer Discretionary	10.0%
Consumer Staples	10.2%
Energy	5.9%
Financials	11.0%
Health Care	16.1%
Industrials	16.7%
Information Technology	28.2%
Materials	1.0%
Utilities	0.2%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (66.9%)
AUSTRALIA — (2.1%)
ANZ New Zealand International Ltd., Floating Rate Note, SOFR + 0.600%, FRN
(r)Ω	5.950%, 02/18/25	460	$461,000
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 6.164%, 01/18/27	650	654,826
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.400%, FRN, 5.753%, 07/07/25	1,100	1,100,932
(r)Ω	SOFR + 0.750%, FRN, 6.103%, 03/13/26	892	896,603
(r)Ω	SOFR + 0.520%, FRN, 5.874%, 06/15/26	1,218	1,218,331

TOTAL AUSTRALIA			4,331,692

CANADA — (3.8%)
Bank of Montreal, SOFR + 0.620%, FRN
(r)	5.974%, 09/15/26	300	299,648
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN, 5.818%, 01/10/25	173	173,202
(r)	SOFR + 1.060%, FRN, 6.413%, 06/07/25	110	110,711
(r)	SOFR + 1.330%, FRN, 6.683%, 06/05/26	683	694,269
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.774%, 10/18/24	2,014	2,015,423

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
3.900%, 02/01/25		2,450	$2,416,417
Royal Bank of Canada
2.550%, 07/16/24		2,000	1,987,276

TOTAL CANADA			7,696,946

FRANCE — (4.6%)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)	6.754%, 07/13/26	1,300	1,320,992
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.758%, 02/04/25	1,000	1,000,147
BNP Paribas SA
Ω	3.375%, 01/09/25	1,900	1,868,651
BPCE SA
Ω	2.375%, 01/14/25	2,265	2,208,699
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	6.223%, 03/11/27	1,000	1,003,574
Societe Generale SA
#Ω	2.625%, 10/16/24	2,000	1,967,565

TOTAL FRANCE			9,369,628

GERMANY — (3.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	2,471,244
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,833,085
Mercedes-Benz Finance North America LLC
Ω	3.250%, 08/01/24	1,750	1,738,273

TOTAL GERMANY			6,042,602

IRELAND — (1.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		2,300	2,280,865

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
ITALY — (2.3%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,202	$2,178,422
Republic of Italy Government International Bonds 2.375%, 10/17/24			2,500	2,460,295

TOTAL ITALY				4,638,717

JAPAN — (2.0%)
American Honda Finance Corp.
0.550%, 07/12/24			1,000	990,299
American Honda Finance Corp., Floating Rate Note, SOFR + 0.600%, FRN
(r)	5.948%, 08/14/25		269	269,489
Nomura Holdings, Inc.
2.648%, 01/16/25			2,500	2,441,284
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24			300	298,131

TOTAL JAPAN				3,999,203

NETHERLANDS — (5.3%)
BNG Bank NV
5.250%, 05/20/24		AUD	10,000	6,479,920
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,475,785
(r)	SOFR + 0.710%, FRN, 6.063%, 01/09/26		300	301,455
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r)	6.253%, 10/05/26		500	504,097

TOTAL NETHERLANDS				10,761,257

NORWAY — (3.3%)
Kommunalbanken AS
5.250%, 07/15/24		AUD	5,300	3,437,479
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.353%, 06/17/26		3,200	3,243,296

TOTAL NORWAY				6,680,775

SPAIN — (0.7%)
Avangrid, Inc.
3.150%, 12/01/24			266	261,743

		Face Amount^		Value†
		(000)
SPAIN — (Continued)
Banco Santander SA
2.706%, 06/27/24			1,200	$1,194,584

TOTAL SPAIN				1,456,327

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.7%)
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.180%, FRN
(r)	5.534%, 06/15/26		174	173,845
International Finance Corp.
1.450%, 07/22/24		AUD	2,000	1,287,148

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,460,993

SWITZERLAND — (1.2%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,416,271

UNITED KINGDOM — (3.0%)
BAT Capital Corp.
3.222%, 08/15/24			580	575,091
HSBC USA, Inc.
3.750%, 05/24/24			1,250	1,248,283
3.500%, 06/23/24			1,100	1,096,083
NatWest Markets PLC
Ω	0.800%, 08/12/24		350	345,227
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		2,958	2,944,896

TOTAL UNITED KINGDOM				6,209,580

UNITED STATES — (33.8%)
American Express Co.
3.375%, 05/03/24			1,075	1,074,926
American Express Co., Floating Rate Note,
(r)	SOFR + 0.930%, FRN, 6.282%, 03/04/25		500	503,725
(r)	SOFR + 0.650%, FRN, 5.998%, 11/04/26		266	266,699
American Water Capital Corp.
3.400%, 03/01/25			2,600	2,552,818
Ameriprise Financial, Inc.
3.000%, 04/02/25			1,814	1,771,343

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Amgen, Inc.
3.125%, 05/01/25		3,000	$2,925,153
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,486,045
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r)	5.764%, 06/14/24	655	655,037
Bank of America NA, Floating Rate Note, SOFR + 1.020%, FRN
(r)	6.370%, 08/18/26	300	304,194
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.975%, 04/25/25	1,500	1,504,597
Boardwalk Pipelines LP
4.950%, 12/15/24		1,500	1,491,050
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r)	5.838%, 02/20/26	750	752,654
Brixmor Operating Partnership LP
3.850%, 02/01/25		1,800	1,771,173
Capital One Financial Corp.
3.200%, 02/05/25		600	588,242
Cardinal Health, Inc.
3.079%, 06/15/24		2,750	2,740,343
Citibank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r)	6.412%, 12/04/26	1,500	1,518,437
CNA Financial Corp.
3.950%, 05/15/24		307	306,819
Discover Financial Services
3.950%, 11/06/24		1,340	1,326,467
Edison International
3.550%, 11/15/24		1,500	1,481,471
Elevance Health, Inc.
3.500%, 08/15/24		200	198,692
2.375%, 01/15/25		2,800	2,735,401
Energy Transfer LP
2.900%, 05/15/25		2,000	1,944,388
EOG Resources, Inc.
3.150%, 04/01/25		2,107	2,062,463
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,968,910

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
3.800%, 04/07/25		1,500	$1,471,741
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,996,251
International Business Machines Corp.
3.000%, 05/15/24		2,200	2,197,795
John Deere Capital Corp., Floating Rate Note,
(r)	SOFR + 0.440%, FRN, 5.792%, 03/06/26	500	501,383
(r)	SOFR + 0.790%, FRN, 6.143%, 06/08/26	1,072	1,081,872
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.353%, 12/08/26	1,700	1,721,465
Kinder Morgan Energy Partners LP
4.250%, 09/01/24		1,500	1,491,198
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.520%, 10/30/26	1,350	1,369,432
MPLX LP
4.875%, 12/01/24		1,250	1,241,990
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.800%, FRN
(r)	6.148%, 02/05/27	1,218	1,223,243
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.115%, 01/29/26	750	751,833
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,476,675
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		1,004	993,283
ONEOK, Inc.
2.750%, 09/01/24		360	356,185
Parker-Hannifin Corp.
3.650%, 06/15/24		240	239,244

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	$1,164,339
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,491,297
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,000	999,622
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,382,559
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,601,790
	Ventas Realty LP
	3.750%, 05/01/24	1,000	1,000,000
	3.500%, 02/01/25	400	392,751
	VF Corp.
	2.400%, 04/23/25	520	501,592
	Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,975,013
	Willis North America, Inc.
	3.600%, 05/15/24	500	499,560

	TOTAL UNITED STATES		69,053,160

	TOTAL BONDS		136,398,016

U.S. TREASURY OBLIGATIONS — (26.2%)
	U.S. Treasury Floating Rate Notes
(r)	3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	8,000	7,997,522
	U.S. Treasury Notes
	3.000%, 06/30/24	2,000	1,991,836
(r)	3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	18,500	18,521,412
(r)	3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	18,000	18,039,540
	U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	4,900	4,905,168
(r)	3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	2,000	2,000,874

	TOTAL U.S. TREASURY OBLIGATIONS		53,456,352

		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (5.9%)
SPAIN — (0.4%)
Avangrid, Inc.
Ω	5.115%, 06/13/24	750	$744,800

UNITED STATES — (5.5%)
American Electric Power Co., Inc.
Ω	5.711%, 05/15/24	1,600	1,596,347
Bayer Corp.
Ω	5.753%, 07/08/24	1,000	989,102
Ω	5.661%, 07/08/24	500	494,551
Canadian National Railway Co.
Ω	5.561%, 07/08/24	2,000	1,979,108
Dominion Energy, Inc.
Ω	5.703%, 05/17/24	950	947,546
Ω	5.764%, 06/03/24	735	731,171
Duke Energy Corp.
Ω	5.610%, 05/02/24	1,000	999,699
EIDP, Inc.
Ω	5.617%, 05/10/24	500	499,236
Ω	5.595%, 06/13/24	1,000	993,201
Ω	5.689%, 06/28/24	500	495,673
Harley-Davidson Financial Services, Inc.
Ω	6.176%, 06/05/24	1,600	1,590,829

TOTAL UNITED STATES			11,316,463

TOTAL COMMERCIAL PAPER (Cost $12,062,955)			12,061,263

TOTAL INVESTMENT SECURITIES (Cost $204,658,628)			201,915,631

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	182,681	2,113,255

TOTAL INVESTMENTS — (100.0%) (Cost $206,771,884)			$204,028,886

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2024, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,958,462	CAD	14,771,410	HSBC Bank	05/08/24	$227,278
USD	648,766	GBP	510,849	Citibank, N.A.	05/13/24	10,401
GBP	510,849	USD	636,075	Citibank, N.A.	05/13/24	2,291
USD	11,568,178	AUD	17,683,011	Australia and New Zealand Bank	05/28/24	104,105

Total Appreciation						$344,075

CAD	9,679,577	USD	7,179,002	NatWest Markets PLC	05/08/24	$(146,950)
CAD	5,091,833	USD	3,761,366	UBS AG	05/08/24	(62,234)

Total (Depreciation)						$(209,184)

Total Appreciation (Depreciation)						$134,891

As of April 30, 2024, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	834	06/21/24	$213,269,480	$211,293,900	$(1,975,580)

Total Futures Contracts			$213,269,480	$211,293,900	$(1,975,580)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$4,331,692	—	$4,331,692
Canada	—	7,696,946	—	7,696,946
France	—	9,369,628	—	9,369,628
Germany	—	6,042,602	—	6,042,602
Ireland	—	2,280,865	—	2,280,865
Italy	—	4,638,717	—	4,638,717
Japan	—	3,999,203	—	3,999,203
Netherlands	—	10,761,257	—	10,761,257
Norway	—	6,680,775	—	6,680,775
Spain	—	1,456,327	—	1,456,327
Supranational Organization Obligations	—	1,460,993	—	1,460,993
Switzerland	—	2,416,271	—	2,416,271
United Kingdom	—	6,209,580	—	6,209,580
United States	—	69,053,160	—	69,053,160
U.S. Treasury Obligations	—	53,456,352	—	53,456,352

12

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$12,061,263	—	$12,061,263
Securities Lending Collateral	—	2,113,255	—	2,113,255

Total Investments in Securities	—	$204,028,886	—	$204,028,886

Financial Instruments
Assets
Forward Currency Contracts**	—	344,075	—	344,075

Liabilities
Forward Currency Contracts**	—	(209,184)	—	(209,184)
Futures Contracts**	$(1,975,580)	—	—	(1,975,580)

Total Financial Instruments	$(1,975,580)	$134,891	—	$(1,840,689)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	229,610	$37,375,916	2.1%
* Alphabet, Inc., Class C	200,426	32,998,137	1.9%
Comcast Corp., Class A	189,948	7,238,918	0.4%
Meta Platforms, Inc., Class A	85,107	36,610,478	2.1%
* Netflix, Inc.	10,791	5,941,956	0.3%
Other Securities		30,957,203	1.9%

TOTAL COMMUNICATION SERVICES		151,122,608	8.7%

CONSUMER DISCRETIONARY — (10.2%)
* Amazon.com, Inc.	339,845	59,472,875	3.4%
Home Depot, Inc.	40,965	13,691,322	0.8%
McDonald’s Corp.	22,877	6,246,336	0.4%
* Tesla, Inc.	79,700	14,607,416	0.8%
Other Securities		85,132,601	4.9%

TOTAL CONSUMER DISCRETIONARY		179,150,550	10.3%

CONSUMER STAPLES — (6.8%)
Coca-Cola Co.	139,387	8,609,935	0.5%
Costco Wholesale Corp.	13,733	9,927,586	0.6%
PepsiCo, Inc.	55,210	9,711,991	0.6%
Procter & Gamble Co.	89,222	14,561,030	0.8%
Walmart, Inc.	201,519	11,960,153	0.7%
Other Securities		63,819,920	3.6%

TOTAL CONSUMER STAPLES		118,590,615	6.8%

ENERGY — (5.7%)
Chevron Corp.	70,909	11,435,494	0.6%
ConocoPhillips	65,099	8,177,736	0.5%
Exxon Mobil Corp.	181,735	21,493,798	1.2%
Other Securities		59,186,933	3.5%

TOTAL ENERGY		100,293,961	5.8%

FINANCIALS — (13.8%)
American Express Co.	29,273	6,850,760	0.4%
Bank of America Corp.	222,437	8,232,393	0.5%
* Berkshire Hathaway, Inc., Class B	56,327	22,346,611	1.3%
JPMorgan Chase & Co.	109,615	21,017,580	1.2%
Mastercard, Inc., Class A	33,368	15,055,642	0.9%
# Visa, Inc., Class A	57,658	15,487,515	0.9%
Wells Fargo & Co.	110,486	6,554,030	0.4%
Other Securities		146,427,445	8.3%

TOTAL FINANCIALS		241,971,976	13.9%

HEALTH CARE — (11.4%)
Abbott Laboratories	62,251	6,596,738	0.4%
AbbVie, Inc.	73,369	11,932,734	0.7%
Amgen, Inc.	23,156	6,343,355	0.4%
Eli Lilly & Co.	32,354	25,271,709	1.5%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	104,193	$15,065,266	0.9%
Merck & Co., Inc.	82,408	10,648,762	0.6%
Thermo Fisher Scientific, Inc.	10,883	6,189,380	0.4%
UnitedHealth Group, Inc.	40,430	19,555,991	1.1%
Other Securities		98,443,055	5.5%

TOTAL HEALTH CARE		200,046,990	11.5%

INDUSTRIALS — (10.8%)
Caterpillar, Inc.	24,452	8,180,906	0.5%
Deere & Co.	14,746	5,771,732	0.3%
Union Pacific Corp.	24,788	5,878,722	0.3%
Other Securities		170,425,878	9.8%

TOTAL INDUSTRIALS		190,257,238	10.9%

INFORMATION TECHNOLOGY — (26.2%)
Accenture PLC, Class A	25,784	7,758,664	0.4%
* Adobe, Inc.	14,236	6,588,848	0.4%
* Advanced Micro Devices, Inc.	48,629	7,701,861	0.4%
Apple, Inc.	514,947	87,710,752	5.0%
Broadcom, Inc.	17,709	23,026,481	1.3%
Cisco Systems, Inc.	175,806	8,259,366	0.5%
International Business Machines Corp.	49,670	8,255,154	0.5%
Microsoft Corp.	211,304	82,266,986	4.7%
NVIDIA Corp.	98,747	85,319,383	4.9%
Oracle Corp.	59,922	6,816,128	0.4%
QUALCOMM, Inc.	50,711	8,410,419	0.5%
Salesforce, Inc.	29,658	7,976,223	0.5%
Texas Instruments, Inc.	35,960	6,344,063	0.4%
Other Securities		114,146,225	6.5%

TOTAL INFORMATION TECHNOLOGY		460,580,553	26.4%

MATERIALS — (3.5%)
Linde PLC	18,643	8,220,817	0.5%
Other Securities		52,388,892	3.0%

TOTAL MATERIALS		60,609,709	3.5%

REAL ESTATE — (0.3%)
Other Securities		4,383,551	0.2%

UTILITIES — (1.8%)
Other Securities		32,284,048	1.8%

TOTAL COMMON STOCKS (Cost $712,399,669)		1,739,291,799	99.8%

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	7,727,614	7,727,614	0.5%

15

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	658,713	$7,619,997	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $727,747,280)		$1,754,639,410	100.7%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$151,112,317	$10,291	—		$151,122,608
Consumer Discretionary	179,150,550	—	—		179,150,550
Consumer Staples	118,590,615	—	—		118,590,615
Energy	100,293,961	—	—		100,293,961
Financials	241,971,976	—	—		241,971,976
Health Care	200,012,133	—	$34,857		200,046,990
Industrials	190,257,238	—	—		190,257,238
Information Technology	460,580,553	—	—		460,580,553
Materials	60,609,709	—	—		60,609,709
Real Estate	4,383,551	—	—		4,383,551
Utilities	32,284,048	—	—		32,284,048
Temporary Cash Investments	7,727,614	—	—		7,727,614
Securities Lending Collateral	—	7,619,997	—		7,619,997

Total Investments in Securities	$1,746,974,265	$7,630,288	$34,857	<>	$1,754,639,410

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

16

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,841,421,190

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,841,421,190

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

17

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
#	Nexstar Media Group, Inc.	287,913	$46,083,355	0.4%
	Other Securities		263,996,671	2.1%

TOTAL COMMUNICATION SERVICES			310,080,026	2.5%

CONSUMER DISCRETIONARY — (15.4%)
#*	AutoNation, Inc.	299,131	48,204,961	0.4%
	BorgWarner, Inc.	1,734,241	56,831,078	0.5%
#	Lithia Motors, Inc.	194,012	49,352,773	0.4%
	Macy’s, Inc.	2,552,342	47,039,663	0.4%
*	Modine Manufacturing Co.	519,425	48,114,338	0.4%
*	Mohawk Industries, Inc.	445,960	51,428,107	0.4%
#	Penske Automotive Group, Inc.	416,546	63,694,049	0.5%
	PVH Corp.	422,730	45,993,024	0.4%
#	Signet Jewelers Ltd.	457,648	44,863,233	0.4%
*	Taylor Morrison Home Corp.	1,092,774	61,206,272	0.5%
	Toll Brothers, Inc.	966,011	115,061,570	0.9%
	Other Securities		1,396,790,263	10.9%

TOTAL CONSUMER DISCRETIONARY			2,028,579,331	16.1%

CONSUMER STAPLES — (3.6%)
	Ingredion, Inc.	424,738	48,670,727	0.4%
*	Post Holdings, Inc.	469,667	49,855,152	0.4%
	Other Securities		373,087,948	2.9%

TOTAL CONSUMER STAPLES			471,613,827	3.7%

ENERGY — (10.2%)
*	Antero Resources Corp.	1,745,842	59,376,086	0.5%
#	Chesapeake Energy Corp.	650,849	58,498,308	0.5%
	HF Sinclair Corp.	1,452,267	78,785,485	0.6%
	Matador Resources Co.	841,863	52,448,065	0.4%
	Murphy Oil Corp.	1,255,247	56,034,226	0.5%
	PBF Energy, Inc., Class A	991,358	52,809,641	0.4%
	Range Resources Corp.	1,616,447	58,046,612	0.5%
	SM Energy Co.	1,068,077	51,791,054	0.4%
*	Southwestern Energy Co.	6,030,194	45,166,153	0.4%
	Other Securities		834,639,305	6.5%

TOTAL ENERGY			1,347,594,935	10.7%

FINANCIALS — (24.9%)
	Ally Financial, Inc.	1,617,301	62,023,493	0.5%
#	Bank OZK	1,057,763	47,229,118	0.4%
	Jackson Financial, Inc., Class A	673,039	45,982,024	0.4%
	MGIC Investment Corp.	2,233,839	45,302,255	0.4%
	Old Republic International Corp.	1,754,565	52,391,311	0.4%
	Popular, Inc.	690,156	58,656,358	0.5%
	SouthState Corp.	599,958	45,416,821	0.4%
	Unum Group	1,565,395	79,365,526	0.6%
	Wintrust Financial Corp.	485,243	46,893,884	0.4%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Zions Bancorp NA	1,204,682	$49,126,932	0.4%
Other Securities		2,745,813,542	21.5%

TOTAL FINANCIALS		3,278,201,264	25.9%

HEALTH CARE — (4.9%)
Other Securities		647,984,376	5.1%

INDUSTRIALS — (16.5%)
AGCO Corp.	401,058	45,796,813	0.4%
Air Lease Corp.	1,150,875	57,819,960	0.5%
* Beacon Roofing Supply, Inc.	514,071	50,651,416	0.4%
Boise Cascade Co.	359,406	47,538,632	0.4%
Knight-Swift Transportation Holdings, Inc.	1,222,697	56,525,282	0.5%
Regal Rexnord Corp.	341,052	55,035,561	0.4%
Ryder System, Inc.	370,749	45,175,766	0.4%
UFP Industries, Inc.	405,541	45,704,471	0.4%
WESCO International, Inc.	358,650	54,783,787	0.4%
Other Securities		1,709,053,135	13.4%

TOTAL INDUSTRIALS		2,168,084,823	17.2%

INFORMATION TECHNOLOGY — (7.6%)
Amkor Technology, Inc.	2,177,190	70,432,097	0.6%
* Arrow Electronics, Inc.	519,037	66,265,454	0.5%
Avnet, Inc.	990,678	48,414,434	0.4%
TD SYNNEX Corp.	578,135	68,127,428	0.5%
Other Securities		743,886,558	5.9%

TOTAL INFORMATION TECHNOLOGY		997,125,971	7.9%

MATERIALS — (7.9%)
* Cleveland-Cliffs, Inc.	3,234,086	54,656,053	0.4%
Commercial Metals Co.	1,101,036	59,169,675	0.5%
Other Securities		928,136,320	7.3%

TOTAL MATERIALS		1,041,962,048	8.2%

REAL ESTATE — (1.1%)
* Jones Lang LaSalle, Inc.	264,310	47,760,817	0.4%
Other Securities		93,259,481	0.7%

TOTAL REAL ESTATE		141,020,298	1.1%

UTILITIES — (0.4%)
Other Securities		52,696,025	0.4%

TOTAL COMMON STOCKS		12,484,942,924	98.8%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
Other Security		155,258	0.0%

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$4,607,298	0.1%

TOTAL PREFERRED STOCKS.		4,762,556	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,615,429,993)		12,489,705,480

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250%.	127,456,205	127,456,205	1.0%

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	46,203,814	534,485,715	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $9,277,367,959)		$13,151,647,400	104.1%

As of April 30, 2024, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	454	06/21/24	$117,999,947	$115,020,900	$(2,979,047)

Total Futures Contracts			$117,999,947	$115,020,900	$(2,979,047)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$309,958,671	$121,355	—		$310,080,026
Consumer Discretionary	2,028,565,955	13,376	—		2,028,579,331
Consumer Staples	471,602,695	11,132	—		471,613,827
Energy	1,347,594,935	—	—		1,347,594,935
Financials	3,278,150,368	50,896	—		3,278,201,264
Health Care	646,724,583	—	$1,259,793		647,984,376
Industrials	2,167,969,450	91,991	23,382		2,168,084,823
Information Technology	997,081,693	44,278	—		997,125,971
Materials	1,040,836,200	—	1,125,848		1,041,962,048
Real Estate	141,014,773	5,525	—		141,020,298
Utilities	52,696,025	—	—		52,696,025
Preferred Stocks
Communication Services	155,258	—	—		155,258
Industrials	4,607,298	—	—		4,607,298
Temporary Cash Investments	127,456,205	—	—		127,456,205
Securities Lending Collateral	—	534,485,715	—		534,485,715

Total Investments in Securities	$12,614,414,109	$534,824,268	$2,409,023	<>	$13,151,647,400

20

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(2,979,047)	—	—	$(2,979,047)

Total Financial Instruments	$(2,979,047)	—	—	$(2,979,047)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

21

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$312,182,300	2.1%

CONSUMER DISCRETIONARY — (14.5%)
	Graham Holdings Co., Class B	96,981	68,019,564	0.5%
#	Group 1 Automotive, Inc.	263,200	77,386,064	0.5%
	Macy’s, Inc.	3,998,728	73,696,557	0.5%
#	Meritage Homes Corp.	575,946	95,457,290	0.6%
#*	Modine Manufacturing Co.	941,518	87,212,812	0.6%
*	Mohawk Industries, Inc.	943,202	108,770,055	0.7%
	PVH Corp.	938,688	102,129,254	0.7%
*	Taylor Morrison Home Corp.	2,499,727	140,009,709	0.9%
#	Thor Industries, Inc.	786,308	78,174,741	0.5%
*	Tri Pointe Homes, Inc.	2,209,349	81,414,511	0.6%
	Other Securities		1,377,138,430	9.2%

TOTAL CONSUMER DISCRETIONARY			2,289,408,987	15.3%

CONSUMER STAPLES — (3.9%)
	Ingredion, Inc.	564,279	64,660,731	0.4%
*	Post Holdings, Inc.	653,700	69,390,255	0.5%
	Other Securities		471,769,888	3.2%

TOTAL CONSUMER STAPLES			605,820,874	4.1%

ENERGY — (11.0%)
#*	CNX Resources Corp.	3,455,708	81,278,252	0.5%
#*	DT Midstream, Inc.	1,191,435	74,107,257	0.5%
	Murphy Oil Corp.	2,274,675	101,541,492	0.7%
	PBF Energy, Inc., Class A	1,921,768	102,372,581	0.7%
	Scorpio Tankers, Inc.	893,863	62,892,201	0.4%
*	Southwestern Energy Co.	10,695,934	80,112,546	0.5%
	Other Securities		1,234,012,288	8.3%

TOTAL ENERGY			1,736,316,617	11.6%

FINANCIALS — (23.3%)
	American Equity Investment Life Holding Co.	1,546,160	86,755,038	0.6%
	Associated Banc-Corp.	3,219,427	67,833,327	0.5%
	Assured Guaranty Ltd.	1,272,526	97,602,744	0.7%
	Bank OZK	1,789,471	79,899,880	0.5%
#	FNB Corp.	7,542,462	100,616,443	0.7%
#	Jackson Financial, Inc., Class A	1,200,996	82,052,047	0.6%
	Janus Henderson Group PLC	2,020,820	63,090,000	0.4%
	MGIC Investment Corp.	4,358,814	88,396,748	0.6%
	Old National Bancorp	4,512,682	74,639,760	0.5%
	Popular, Inc.	963,439	81,882,681	0.6%
	United Bankshares, Inc.	1,941,200	63,011,352	0.4%
	White Mountains Insurance Group Ltd.	40,293	71,646,595	0.5%
	Other Securities		2,711,775,294	18.0%

TOTAL FINANCIALS			3,669,201,909	24.6%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.9%)
*	Elanco Animal Health, Inc.	4,832,908	$63,601,069	0.4%
	Perrigo Co. PLC	2,001,455	65,367,520	0.4%
	Other Securities		476,116,408	3.2%

TOTAL HEALTH CARE			605,084,997	4.0%

INDUSTRIALS — (18.5%)
#	Air Lease Corp.	1,906,656	95,790,397	0.6%
#*	Alaska Air Group, Inc.	1,852,448	79,692,313	0.5%
*	Alight, Inc., Class A	6,985,829	63,012,178	0.4%
#	Boise Cascade Co.	651,886	86,224,961	0.6%
	Encore Wire Corp.	348,815	97,444,958	0.7%
*	Gates Industrial Corp. PLC	3,767,726	66,387,332	0.4%
#	GATX Corp.	750,478	91,828,488	0.6%
*	Kirby Corp.	837,100	91,352,723	0.6%
*	SkyWest, Inc.	1,078,678	78,775,854	0.5%
	Other Securities		2,157,466,821	14.6%

TOTAL INDUSTRIALS			2,907,976,025	19.5%

INFORMATION TECHNOLOGY — (6.5%)
	Amkor Technology, Inc.	4,431,293	143,352,329	1.0%
	Avnet, Inc.	1,966,781	96,116,588	0.7%
*	Sanmina Corp.	1,322,942	80,262,891	0.6%
	Other Securities		698,065,413	4.5%

TOTAL INFORMATION TECHNOLOGY			1,017,797,221	6.8%

MATERIALS — (7.7%)
	Ashland, Inc.	721,280	68,759,622	0.5%
	Carpenter Technology Corp.	1,018,558	87,290,421	0.6%
	Commercial Metals Co.	1,935,823	104,031,128	0.7%
	Element Solutions, Inc.	3,805,131	88,012,680	0.6%
#	U.S. Steel Corp.	2,597,186	94,797,289	0.6%
	Other Securities		775,937,804	5.2%

TOTAL MATERIALS			1,218,828,944	8.2%

REAL ESTATE — (0.9%)
	Other Securities		140,748,198	0.9%

UTILITIES — (0.3%)
	Other Securities		51,778,208	0.3%

TOTAL COMMON STOCKS			14,555,144,280	97.4%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	Other Security		167,756	0.0%

INDUSTRIALS — (0.0%)
	Other Security		4,426,342	0.1%

TOTAL PREFERRED STOCKS			4,594,098	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,996,151,707)			14,559,738,378

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (2.6%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	407,039,495	$407,039,495	2.7%

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	67,079,579	775,976,572	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $11,179,186,492)		$15,742,754,445	105.4%

As of April 30, 2024, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,448	06/21/24	$366,222,912	$366,850,800	$627,888

Total Futures Contracts			$366,222,912	$366,850,800	$627,888

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$312,182,300	—	—		$312,182,300
Consumer Discretionary	2,289,057,279	$351,708	—		2,289,408,987
Consumer Staples	604,406,096	1,414,778	—		605,820,874
Energy	1,736,316,617	—	—		1,736,316,617
Financials	3,668,818,827	383,082	—		3,669,201,909
Health Care	603,625,637	—	$1,459,360		605,084,997
Industrials	2,907,872,542	103,483	—		2,907,976,025
Information Technology	1,017,797,221	—	—		1,017,797,221
Materials	1,215,911,672	967,953	1,949,319		1,218,828,944
Real Estate	140,748,198	—	—		140,748,198
Utilities	51,778,208	—	—		51,778,208
Preferred Stocks
Communication Services	167,756	—	—		167,756
Industrials	4,426,342	—	—		4,426,342
Temporary Cash Investments	407,039,495	—	—		407,039,495
Securities Lending Collateral	—	775,976,572	—		775,976,572

Total Investments in Securities	$14,960,148,190	$779,197,576	$3,408,679	<>	$15,742,754,445

Financial Instruments
Assets
Futures Contracts**	627,888	—	—		627,888

Total Financial Instruments	$627,888	—	—		$627,888

**	Valued at the unrealized appreciation/(depreciation) on the investment.

24

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

25

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (7.2%)
* Alphabet, Inc., Class A	2,905,839	$473,012,472	1.5%
* Alphabet, Inc., Class C	2,559,387	421,377,476	1.3%
Comcast Corp., Class A	3,950,603	150,557,480	0.5%
Meta Platforms, Inc., Class A	1,273,355	547,759,120	1.7%
* Netflix, Inc.	170,109	93,668,820	0.3%
Verizon Communications, Inc.	3,523,916	139,159,443	0.4%
Walt Disney Co.	813,577	90,388,405	0.3%
Other Securities		458,193,235	1.3%

TOTAL COMMUNICATION SERVICES		2,374,116,451	7.3%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	4,523,073	791,537,775	2.4%
Home Depot, Inc.	578,985	193,508,367	0.6%
McDonald’s Corp.	392,232	107,095,025	0.3%
* Tesla, Inc.	639,441	117,196,746	0.4%
Other Securities		2,219,024,789	6.8%

TOTAL CONSUMER DISCRETIONARY		3,428,362,702	10.5%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co.	2,283,694	141,063,778	0.4%
Costco Wholesale Corp.	244,634	176,845,919	0.6%
PepsiCo, Inc.	977,554	171,961,524	0.5%
Procter & Gamble Co.	1,494,389	243,884,285	0.8%
Walmart, Inc.	2,593,329	153,914,076	0.5%
Other Securities		1,039,336,461	3.1%

TOTAL CONSUMER STAPLES		1,927,006,043	5.9%

ENERGY — (6.2%)
Chevron Corp.	1,195,783	192,843,924	0.6%
ConocoPhillips	1,164,407	146,272,807	0.5%
Exxon Mobil Corp.	3,891,009	460,189,634	1.4%
Other Securities		1,244,796,654	3.8%

TOTAL ENERGY		2,044,103,019	6.3%

FINANCIALS — (14.5%)
American Express Co.	431,793	101,052,516	0.3%
Bank of America Corp.	3,912,477	144,800,774	0.5%
* Berkshire Hathaway, Inc., Class B	954,456	378,661,329	1.2%
JPMorgan Chase & Co.	2,201,688	422,151,657	1.3%
Mastercard, Inc., Class A	537,761	242,637,763	0.8%
# Visa, Inc., Class A	913,551	245,388,934	0.8%
Wells Fargo & Co.	1,702,102	100,968,691	0.3%
Other Securities		3,162,411,632	9.5%

TOTAL FINANCIALS		4,798,073,296	14.7%

HEALTH CARE — (10.1%)
AbbVie, Inc.	1,188,733	193,335,535	0.6%
Amgen, Inc.	373,973	102,446,164	0.3%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly & Co.	520,601	$406,641,441	1.3%
Johnson & Johnson	1,354,074	195,785,560	0.6%
Merck & Co., Inc.	1,040,904	134,505,615	0.4%
Thermo Fisher Scientific, Inc.	171,737	97,670,267	0.3%
UnitedHealth Group, Inc.	497,708	240,741,360	0.8%
Other Securities		1,965,336,951	6.0%

TOTAL HEALTH CARE		3,336,462,893	10.3%

INDUSTRIALS — (13.0%)
Caterpillar, Inc.	417,155	139,567,548	0.4%
Union Pacific Corp.	454,379	107,760,524	0.3%
Other Securities		4,058,789,749	12.5%

TOTAL INDUSTRIALS		4,306,117,821	13.2%

INFORMATION TECHNOLOGY — (24.1%)
Accenture PLC, Class A	397,785	119,697,484	0.4%
* Adobe, Inc.	255,487	118,247,048	0.4%
* Advanced Micro Devices, Inc.	555,071	87,912,145	0.3%
Apple, Inc.	8,778,323	1,495,211,757	4.6%
Applied Materials, Inc.	568,804	112,992,915	0.4%
Broadcom, Inc.	292,283	380,046,816	1.2%
Cisco Systems, Inc.	2,518,417	118,315,231	0.4%
International Business Machines Corp.	582,556	96,820,807	0.3%
Microsoft Corp.	4,018,013	1,564,333,001	4.8%
NVIDIA Corp.	1,500,449	1,296,417,945	4.0%
Oracle Corp.	840,214	95,574,343	0.3%
QUALCOMM, Inc.	801,076	132,858,455	0.4%
Texas Instruments, Inc.	748,830	132,108,589	0.4%
Other Securities		2,241,870,282	6.6%

TOTAL INFORMATION TECHNOLOGY		7,992,406,818	24.5%

MATERIALS — (3.7%)
Linde PLC	225,284	99,341,233	0.3%
Other Securities		1,132,252,753	3.5%

TOTAL MATERIALS		1,231,593,986	3.8%

REAL ESTATE — (0.3%)
Other Securities		86,369,277	0.3%

UTILITIES — (2.1%)
Other Securities		711,407,127	2.2%

TOTAL COMMON STOCKS		32,236,019,433	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		168,913	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		455,144	0.0%

27

U.S. Core Equity 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,422,948	0.0%

TOTAL PREFERRED STOCKS		2,047,005	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,473,312,729)		32,238,066,438

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	313,041,451	313,041,451	1.0%

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	48,126,464	556,726,934	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $12,343,078,129)		$33,107,834,823	101.7%

As of April 30, 2024, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,130	06/21/24	$294,422,254	$286,285,500	$(8,136,754)

Total Futures Contracts			$294,422,254	$286,285,500	$(8,136,754)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,373,967,155	$149,296	—	$2,374,116,451
Consumer Discretionary	3,428,352,242	10,460	—	3,428,362,702
Consumer Staples	1,926,908,151	97,892	—	1,927,006,043
Energy	2,044,103,019	—	—	2,044,103,019
Financials	4,798,070,696	2,600	—	4,798,073,296
Health Care	3,335,441,892	—	$1,021,001	3,336,462,893
Industrials	4,305,057,297	1,053,368	7,156	4,306,117,821
Information Technology	7,992,207,836	198,982	—	7,992,406,818
Materials	1,231,361,941	—	232,045	1,231,593,986
Real Estate	86,329,812	39,465	—	86,369,277
Utilities	711,407,127	—	—	711,407,127
Preferred Stocks
Communication Services	168,913	—	—	168,913
Consumer Discretionary	455,144	—	—	455,144
Industrials	1,422,948	—	—	1,422,948

28

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Temporary Cash Investments	$313,041,451	—	—		$313,041,451
Securities Lending Collateral	—	$556,726,934	—		556,726,934

Total Investments in Securities	$32,548,295,624	$558,278,997	$1,260,202	<>	$33,107,834,823

Financial Instruments
Liabilities
Futures Contracts**	(8,136,754)	—	—		(8,136,754)

Total Financial Instruments	$(8,136,754)	—	—		$(8,136,754)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

29

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (6.1%)
* Alphabet, Inc., Class A	2,677,497	$435,842,962	1.4%
* Alphabet, Inc., Class C	1,961,540	322,947,946	1.0%
Comcast Corp., Class A	3,103,081	118,258,417	0.4%
Meta Platforms, Inc., Class A	917,389	394,633,226	1.3%
Verizon Communications, Inc.	2,275,706	89,867,630	0.3%
Other Securities		603,813,412	1.8%

TOTAL COMMUNICATION SERVICES		1,965,363,593	6.2%

CONSUMER DISCRETIONARY — (9.9%)
* Amazon.com, Inc.	3,334,764	583,583,700	1.8%
Home Depot, Inc.	543,803	181,749,839	0.6%
Other Securities		2,437,623,588	7.7%

TOTAL CONSUMER DISCRETIONARY		3,202,957,127	10.1%

CONSUMER STAPLES — (5.9%)
Coca-Cola Co.	2,221,306	137,210,072	0.4%
Costco Wholesale Corp.	139,674	100,970,335	0.3%
Kroger Co.	1,328,188	73,555,051	0.2%
PepsiCo, Inc.	986,623	173,556,852	0.6%
Procter & Gamble Co.	1,475,717	240,837,014	0.8%
Walmart, Inc.	2,286,919	135,728,643	0.4%
Other Securities		1,041,286,065	3.3%

TOTAL CONSUMER STAPLES		1,903,144,032	6.0%

ENERGY — (6.3%)
Chevron Corp.	1,182,652	190,726,288	0.6%
ConocoPhillips	1,162,116	145,985,012	0.5%
Exxon Mobil Corp.	2,780,914	328,898,699	1.0%
Other Securities		1,362,524,388	4.3%

TOTAL ENERGY		2,028,134,387	6.4%

FINANCIALS — (15.4%)
Bank of America Corp.	3,352,939	124,092,272	0.4%
* Berkshire Hathaway, Inc., Class B	813,088	322,576,402	1.0%
JPMorgan Chase & Co.	1,819,978	348,962,582	1.1%
Mastercard, Inc., Class A	491,098	221,583,418	0.7%
Morgan Stanley	871,822	79,196,310	0.3%
# Visa, Inc., Class A	909,954	244,422,744	0.8%
Wells Fargo & Co.	1,742,572	103,369,371	0.3%
Other Securities		3,521,717,919	11.0%

TOTAL FINANCIALS		4,965,921,018	15.6%

HEALTH CARE — (10.4%)
AbbVie, Inc.	1,169,550	190,215,612	0.6%
Amgen, Inc.	365,932	100,243,412	0.3%
Eli Lilly & Co.	462,619	361,351,701	1.1%
Johnson & Johnson	1,844,193	266,651,866	0.9%
Merck & Co., Inc.	808,550	104,480,831	0.3%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	2,901,462	$74,335,456	0.2%
Thermo Fisher Scientific, Inc.	147,912	84,120,513	0.3%
UnitedHealth Group, Inc.	503,119	243,358,660	0.8%
Other Securities		1,944,282,835	6.1%

TOTAL HEALTH CARE		3,369,040,886	10.6%

INDUSTRIALS — (14.1%)
Caterpillar, Inc.	426,704	142,762,357	0.5%
Deere & Co.	216,269	84,649,849	0.3%
Honeywell International, Inc.	381,428	73,512,618	0.2%
Lockheed Martin Corp.	161,715	75,186,155	0.2%
Union Pacific Corp.	437,167	103,678,526	0.3%
Other Securities		4,082,935,507	12.8%

TOTAL INDUSTRIALS		4,562,725,012	14.3%

INFORMATION TECHNOLOGY — (23.2%)
Accenture PLC, Class A	449,831	135,358,646	0.4%
* Adobe, Inc.	173,720	80,402,828	0.3%
Apple, Inc.	8,343,456	1,421,140,860	4.5%
Applied Materials, Inc.	476,792	94,714,731	0.3%
Broadcom, Inc.	214,673	279,132,862	0.9%
Cisco Systems, Inc.	2,247,906	105,606,624	0.3%
International Business Machines Corp.	547,292	90,959,930	0.3%
Microsoft Corp.	3,889,402	1,514,260,881	4.8%
NVIDIA Corp.	1,461,559	1,262,816,207	4.0%
Oracle Corp.	832,941	94,747,039	0.3%
QUALCOMM, Inc.	817,724	135,619,525	0.4%
Texas Instruments, Inc.	673,110	118,750,066	0.4%
Other Securities		2,175,982,094	6.7%

TOTAL INFORMATION TECHNOLOGY		7,509,492,293	23.6%

MATERIALS — (4.0%)
Linde PLC	189,850	83,716,256	0.3%
Other Securities		1,217,365,527	3.8%

TOTAL MATERIALS		1,301,081,783	4.1%

REAL ESTATE — (0.3%)
Other Securities		111,388,923	0.3%

UTILITIES — (1.8%)
Other Securities		575,657,050	1.8%

TOTAL COMMON STOCKS		31,494,906,104	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		169,714	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		448,957	0.0%

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,941,644	0.0%

TOTAL PREFERRED STOCKS		2,560,315	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,890,421,919)		31,497,466,419

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	304,555,123	304,555,123	1.0%

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	46,549,580	538,485,536	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $13,733,482,608)		$32,340,507,078	101.7%

As of April 30, 2024, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,081	06/21/24	$272,821,145	$273,871,350	$1,050,205

Total Futures Contracts			$272,821,145	$273,871,350	$1,050,205

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,965,152,427	$211,166	—	$1,965,363,593
Consumer Discretionary	3,202,953,208	3,919	—	3,202,957,127
Consumer Staples	1,903,008,621	135,411	—	1,903,144,032
Energy	2,028,134,387	—	—	2,028,134,387
Financials	4,965,881,037	39,981	—	4,965,921,018
Health Care	3,367,781,388	—	$1,259,498	3,369,040,886
Industrials	4,560,427,866	2,290,149	6,997	4,562,725,012
Information Technology	7,509,312,007	179,935	351	7,509,492,293
Materials	1,300,756,360	—	325,423	1,301,081,783
Real Estate	111,269,958	118,965	—	111,388,923
Utilities	575,657,050	—	—	575,657,050
Preferred Stocks
Communication Services	169,714	—	—	169,714
Consumer Discretionary	448,957	—	—	448,957
Industrials	1,941,644	—	—	1,941,644

32

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Temporary Cash Investments	$304,555,123	—	—		$304,555,123
Securities Lending Collateral	—	$538,485,536	—		538,485,536

Total Investments in Securities	$31,797,449,747	$541,465,062	$1,592,269	<>	$32,340,507,078

Financial Instruments
Assets
Futures Contracts**	1,050,205	—	—		1,050,205

Total Financial Instruments	$1,050,205	—	—		$1,050,205

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

33

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (5.3%)
* Alphabet, Inc., Class A	170,641	$27,776,942	0.6%
* Alphabet, Inc., Class C	174,880	28,792,243	0.6%
Comcast Corp., Class A	440,297	16,779,719	0.4%
Meta Platforms, Inc., Class A	116,165	49,970,698	1.1%
Verizon Communications, Inc.	508,612	20,085,088	0.4%
Walt Disney Co.	87,280	9,696,808	0.2%
Other Securities		104,010,713	2.2%

TOTAL COMMUNICATION SERVICES		257,112,211	5.5%

CONSUMER DISCRETIONARY — (11.3%)
* Amazon.com, Inc.	314,432	55,025,600	1.2%
General Motors Co.	281,807	12,548,866	0.3%
Lennar Corp., Class A	91,957	13,942,520	0.3%
PulteGroup, Inc.	122,349	13,632,126	0.3%
Toll Brothers, Inc.	94,747	11,285,315	0.3%
Other Securities		445,260,139	9.3%

TOTAL CONSUMER DISCRETIONARY		551,694,566	11.7%

CONSUMER STAPLES — (4.6%)
Procter & Gamble Co.	90,151	14,712,643	0.3%
Walmart, Inc.	190,017	11,277,509	0.3%
Other Securities		198,015,267	4.2%

TOTAL CONSUMER STAPLES		224,005,419	4.8%

ENERGY — (9.8%)
Chevron Corp.	183,004	29,513,055	0.6%
ConocoPhillips	107,669	13,525,380	0.3%
Coterra Energy, Inc.	441,905	12,090,521	0.3%
Diamondback Energy, Inc.	88,399	17,779,691	0.4%
EOG Resources, Inc.	74,939	9,901,690	0.2%
Exxon Mobil Corp.	490,358	57,994,641	1.2%
Marathon Petroleum Corp.	85,987	15,625,558	0.3%
Valero Energy Corp.	72,578	11,603,045	0.3%
Other Securities		306,509,678	6.5%

TOTAL ENERGY		474,543,259	10.1%

FINANCIALS — (21.9%)
Bank of America Corp.	491,054	18,173,909	0.4%
Bank of New York Mellon Corp.	248,319	14,027,540	0.3%
* Berkshire Hathaway, Inc., Class B	110,049	43,659,740	0.9%
Discover Financial Services	123,098	15,600,210	0.3%
First Citizens BancShares, Inc., Class A	7,787	13,134,800	0.3%
Hartford Financial Services Group, Inc.	147,540	14,295,151	0.3%
JPMorgan Chase & Co.	273,311	52,404,651	1.1%
Morgan Stanley	121,949	11,077,847	0.2%
Prudential Financial, Inc.	149,872	16,557,859	0.4%
Travelers Cos., Inc.	89,577	19,004,656	0.4%
Wells Fargo & Co.	220,608	13,086,467	0.3%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$835,761,607	17.8%

TOTAL FINANCIALS		1,066,784,437	22.7%

HEALTH CARE — (8.6%)
* Centene Corp.	152,830	11,165,760	0.2%
Cigna Group	32,553	11,622,723	0.3%
Johnson & Johnson	149,782	21,656,979	0.5%
Merck & Co., Inc.	89,572	11,574,494	0.3%
UnitedHealth Group, Inc.	33,343	16,128,009	0.4%
Other Securities		345,750,683	7.2%

TOTAL HEALTH CARE		417,898,648	8.9%

INDUSTRIALS — (16.5%)
EMCOR Group, Inc.	27,082	9,672,878	0.2%
Johnson Controls International PLC	191,281	12,446,655	0.3%
RTX Corp.	107,084	10,871,168	0.2%
Other Securities		770,218,054	16.4%

TOTAL INDUSTRIALS		803,208,755	17.1%

INFORMATION TECHNOLOGY — (9.5%)
* Advanced Micro Devices, Inc.	75,622	11,977,012	0.3%
Amkor Technology, Inc.	308,829	9,990,618	0.2%
Intel Corp.	359,241	10,946,073	0.2%
Micron Technology, Inc.	131,794	14,887,450	0.3%
#* Super Micro Computer, Inc.	40,553	34,826,916	0.7%
Other Securities		377,956,048	8.1%

TOTAL INFORMATION TECHNOLOGY		460,584,117	9.8%

MATERIALS — (6.7%)
Dow, Inc.	258,845	14,728,280	0.3%
Linde PLC	28,454	12,547,076	0.3%
Nucor Corp.	119,369	20,117,258	0.4%
Steel Dynamics, Inc.	93,151	12,120,808	0.3%
Other Securities		266,881,356	5.6%

TOTAL MATERIALS		326,394,778	6.9%

REAL ESTATE — (0.6%)
Other Securities		26,709,219	0.6%

UTILITIES — (0.8%)
Other Securities		40,526,088	0.9%

TOTAL COMMON STOCKS		4,649,461,497	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		168,157	0.0%

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$629,375	0.0%

TOTAL PREFERRED STOCKS		797,532	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,185,388,231)		4,650,259,029

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	44,644,690	44,644,690	1.0%

SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	14,719,112	170,270,687	3.6%

TOTAL INVESTMENTS—(100.0%) (Cost $2,400,303,608)		$4,865,174,406	103.6%

As of April 30, 2024, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	06/21/24	$41,168,374	$40,029,300	$(1,139,074)

Total Futures Contracts			$41,168,374	$40,029,300	$(1,139,074)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$257,029,797	$82,414	—		$257,112,211
Consumer Discretionary	551,640,402	54,164	—		551,694,566
Consumer Staples	223,931,735	73,684	—		224,005,419
Energy	474,543,259	—	—		474,543,259
Financials	1,066,759,499	24,938	—		1,066,784,437
Health Care	417,270,917	588	$627,143		417,898,648
Industrials	802,646,857	558,618	3,280		803,208,755
Information Technology	460,480,150	103,967	—		460,584,117
Materials	326,300,574	—	94,204		326,394,778
Real Estate	26,696,064	13,155	—		26,709,219
Utilities	40,526,088	—	—		40,526,088
Preferred Stocks
Communication Services	168,157	—	—		168,157
Industrials	629,375	—	—		629,375
Temporary Cash Investments	44,644,690	—	—		44,644,690
Securities Lending Collateral	—	170,270,687	—		170,270,687

Total Investments in Securities	$4,693,267,564	$171,182,215	$724,627	<>	$4,865,174,406

36

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(1,139,074)	—	—	$(1,139,074)

Total Financial Instruments	$(1,139,074)	—	—	$(1,139,074)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

37

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.3%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$330,579,185	2.2%

CONSUMER DISCRETIONARY — (13.3%)
#*	Abercrombie & Fitch Co., Class A	307,692	37,390,732	0.3%
#	Installed Building Products, Inc.	204,686	48,250,631	0.3%
	KB Home	580,762	37,610,147	0.3%
	Meritage Homes Corp.	232,019	38,454,829	0.3%
#	Signet Jewelers Ltd.	323,386	31,701,530	0.2%
*	Taylor Morrison Home Corp.	788,528	44,165,453	0.3%
*	Valvoline, Inc.	876,190	37,255,599	0.3%
	Other Securities		1,872,714,672	12.4%

TOTAL CONSUMER DISCRETIONARY			2,147,543,593	14.4%

CONSUMER STAPLES — (4.1%)
	Coca-Cola Consolidated, Inc.	51,279	42,356,454	0.3%
#*	elf Beauty, Inc.	263,111	42,763,431	0.3%
*	Sprouts Farmers Market, Inc.	644,318	42,544,318	0.3%
	Other Securities		527,072,555	3.5%

TOTAL CONSUMER STAPLES			654,736,758	4.4%

ENERGY — (5.3%)
#	SM Energy Co.	724,577	35,134,739	0.2%
	Other Securities		817,335,508	5.5%

TOTAL ENERGY			852,470,247	5.7%

FINANCIALS — (18.0%)
	Evercore, Inc., Class A	245,542	44,565,873	0.3%
	FirstCash Holdings, Inc.	296,366	33,483,431	0.2%
	RLI Corp.	227,887	32,211,827	0.2%
	Selective Insurance Group, Inc.	392,412	39,888,680	0.3%
	White Mountains Insurance Group Ltd.	19,195	34,131,397	0.2%
	Other Securities		2,732,983,880	18.4%

TOTAL FINANCIALS			2,917,265,088	19.6%

HEALTH CARE — (8.4%)
*	CorVel Corp.	146,325	34,949,726	0.2%
#	Ensign Group, Inc.	373,872	44,251,490	0.3%
*	Tenet Healthcare Corp.	341,457	38,342,207	0.3%
	Other Securities		1,241,443,628	8.3%

TOTAL HEALTH CARE			1,358,987,051	9.1%

INDUSTRIALS — (19.9%)
#	AAON, Inc.	532,919	50,142,349	0.3%
	Acuity Brands, Inc.	134,727	33,452,714	0.2%
	Applied Industrial Technologies, Inc.	248,688	45,572,076	0.3%
	Armstrong World Industries, Inc.	322,195	37,013,762	0.3%
#	Atkore, Inc.	241,573	42,347,747	0.3%
*	Beacon Roofing Supply, Inc.	454,581	44,789,866	0.3%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#	Boise Cascade Co.	301,831	$39,923,186	0.3%
#	Comfort Systems USA, Inc.	262,154	81,113,069	0.6%
	Federal Signal Corp.	401,231	32,620,080	0.2%
*	FTI Consulting, Inc.	155,073	33,159,260	0.2%
	Moog, Inc., Class A	206,931	32,916,514	0.2%
	MSA Safety, Inc.	252,424	45,537,290	0.3%
#	Mueller Industries, Inc.	755,017	42,145,049	0.3%
#	Simpson Manufacturing Co., Inc.	335,531	58,345,486	0.4%
	Timken Co.	422,591	37,703,569	0.3%
	UFP Industries, Inc.	399,275	44,998,292	0.3%
	Watts Water Technologies, Inc., Class A	180,152	35,752,966	0.2%
	Other Securities		2,490,074,597	16.7%

TOTAL INDUSTRIALS			3,227,607,872	21.7%

INFORMATION TECHNOLOGY — (11.5%)
	Amkor Technology, Inc.	1,421,213	45,976,241	0.3%
#	Badger Meter, Inc.	192,848	35,275,756	0.2%
*	Fabrinet	238,552	41,286,195	0.3%
#*	Insight Enterprises, Inc.	218,092	39,817,056	0.3%
#*	Novanta, Inc.	235,809	36,904,108	0.2%
#*	Onto Innovation, Inc.	284,331	52,740,557	0.4%
*	Qualys, Inc.	264,495	43,353,375	0.3%
	Other Securities		1,565,829,414	10.5%

TOTAL INFORMATION TECHNOLOGY			1,861,182,702	12.5%

MATERIALS — (5.6%)
#*	ATI, Inc.	615,494	36,744,992	0.3%
#	Cabot Corp.	370,571	33,807,192	0.2%
	Commercial Metals Co.	715,898	38,472,359	0.3%
	Eagle Materials, Inc.	130,521	32,722,920	0.2%
#	Element Solutions, Inc.	1,739,840	40,242,499	0.3%
	Louisiana-Pacific Corp.	475,096	34,772,276	0.2%
	Other Securities		694,075,593	4.6%

TOTAL MATERIALS			910,837,831	6.1%

REAL ESTATE — (0.6%)
	Other Securities		96,704,284	0.6%

UTILITIES — (2.6%)
	Other Securities		411,785,654	2.8%

TOTAL COMMON STOCKS			14,769,700,265	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		151,988	0.0%

INDUSTRIALS — (0.0%)
	Other Security		3,399,850	0.0%

TOTAL PREFERRED STOCKS			3,551,838	0.0%

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
Other Security		$127	0.0%

TOTAL RIGHTS/WARRANTS		127	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,488,672,281)		14,773,252,230

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	139,331,546	139,331,546	0.9%

SECURITIES LENDING COLLATERAL — (7.9%)
@§ The DFA Short Term Investment Fund	110,365,111	1,276,703,601	8.6%

TOTAL INVESTMENTS—(100.0%) (Cost $9,904,718,683)		$16,189,287,377	108.6%

As of April 30, 2024, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	527	06/21/24	$138,389,383	$133,515,450	$(4,873,933)

Total Futures Contracts			$138,389,383	$133,515,450	$(4,873,933)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$330,538,617	$40,568	—	$330,579,185
Consumer Discretionary	2,147,543,593	—	—	2,147,543,593
Consumer Staples	654,572,191	164,567	—	654,736,758
Energy	852,470,247	—	—	852,470,247
Financials	2,917,183,245	81,843	—	2,917,265,088
Health Care	1,356,677,026	—	$2,310,025	1,358,987,051
Industrials	3,227,588,946	11,067	7,859	3,227,607,872
Information Technology	1,861,175,637	—	7,065	1,861,182,702
Materials	909,991,823	—	846,008	910,837,831
Real Estate	96,695,514	8,770	—	96,704,284
Utilities	411,785,654	—	—	411,785,654
Preferred Stocks
Communication Services	151,988	—	—	151,988
Industrials	3,399,850	—	—	3,399,850

40

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Financials	—	$127	—		$127
Temporary Cash Investments	$139,331,546	—	—		139,331,546
Securities Lending Collateral	—	1,276,703,601	—		1,276,703,601

Total Investments in Securities	$14,909,105,877	$1,277,010,543	$3,170,957	<>	$16,189,287,377

Financial Instruments
Liabilities
Futures Contracts**	(4,873,933)	—	—		(4,873,933)

Total Financial Instruments	$(4,873,933)	—	—		$(4,873,933)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

41

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.4%)
COMMUNICATION SERVICES — (2.6%)
	Other Securities		$189,925,966	2.8%

CONSUMER DISCRETIONARY — (13.9%)
#*	Abercrombie & Fitch Co., Class A	309,087	37,560,252	0.6%
#	American Eagle Outfitters, Inc.	862,452	20,923,086	0.3%
#*	Boot Barn Holdings, Inc.	218,493	23,262,950	0.3%
*	Cavco Industries, Inc.	67,389	24,543,748	0.4%
#*	Modine Manufacturing Co.	300,478	27,833,277	0.4%
*	ODP Corp.	343,644	17,494,916	0.3%
#	Signet Jewelers Ltd.	195,670	19,181,530	0.3%
#*	Stride, Inc.	307,962	20,556,463	0.3%
*	Tri Pointe Homes, Inc.	625,733	23,058,261	0.3%
#*	Vista Outdoor, Inc.	499,839	17,539,351	0.3%
	Other Securities		774,607,746	11.4%

TOTAL CONSUMER DISCRETIONARY			1,006,561,580	14.9%

CONSUMER STAPLES — (3.6%)
	Other Securities		263,390,513	3.9%

ENERGY — (5.3%)
	CNX Resources Corp.	1,161,237	27,312,294	0.4%
	Scorpio Tankers, Inc.	281,079	19,776,719	0.3%
#*	Tidewater, Inc.	228,378	20,976,519	0.3%
	Other Securities		315,429,094	4.7%

TOTAL ENERGY			383,494,626	5.7%

FINANCIALS — (19.3%)
	BancFirst Corp.	237,248	21,155,404	0.3%
	First BanCorp.	1,576,127	27,188,191	0.4%
*	NMI Holdings, Inc., Class A	581,320	17,939,535	0.3%
	Piper Sandler Cos	134,207	26,276,389	0.4%
	Other Securities		1,305,542,916	19.2%

TOTAL FINANCIALS			1,398,102,435	20.6%

HEALTH CARE — (10.3%)
*	CorVel Corp.	158,162	37,776,994	0.6%
#*	Krystal Biotech, Inc.	144,924	22,190,763	0.3%
*	Prestige Consumer Healthcare, Inc.	285,192	20,465,378	0.3%
*	RadNet, Inc.	388,934	18,863,299	0.3%
	Other Securities		650,894,171	9.6%

TOTAL HEALTH CARE			750,190,605	11.1%

INDUSTRIALS — (18.9%)
*	AAR Corp.	264,917	18,316,361	0.3%
*	AeroVironment, Inc.	140,696	22,481,814	0.3%
	Alamo Group, Inc.	91,149	17,717,543	0.3%
#	ArcBest Corp.	191,857	21,278,860	0.3%
	Boise Cascade Co.	282,825	37,409,263	0.6%
	CBIZ, Inc.	406,188	28,912,462	0.4%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Encore Wire Corp.	84,933	$23,726,883	0.4%
Enpro, Inc.	125,591	18,854,977	0.3%
ESCO Technologies, Inc.	174,924	17,746,040	0.3%
Federal Signal Corp.	239,038	19,433,789	0.3%
* GMS, Inc.	223,238	20,653,980	0.3%
Griffon Corp.	402,713	26,385,756	0.4%
ICF International, Inc.	129,423	18,674,445	0.3%
* IES Holdings, Inc.	156,480	21,143,578	0.3%
# Kadant, Inc.	84,503	23,136,076	0.3%
Matson, Inc.	225,848	24,341,897	0.4%
McGrath RentCorp.	167,761	17,893,388	0.3%
* MYR Group, Inc.	136,039	22,616,484	0.3%
* SPX Technologies, Inc.	173,830	21,174,232	0.3%
Other Securities		950,350,130	13.9%

TOTAL INDUSTRIALS		1,372,247,958	20.3%

INFORMATION TECHNOLOGY — (10.2%)
* FormFactor, Inc.	482,486	21,514,051	0.3%
* Plexus Corp.	205,049	20,712,000	0.3%
Other Securities		699,378,613	10.3%

TOTAL INFORMATION TECHNOLOGY		741,604,664	10.9%

MATERIALS — (5.1%)
# Alpha Metallurgical Resources, Inc.	65,382	21,387,760	0.3%
Carpenter Technology Corp.	256,503	21,982,307	0.3%
Innospec, Inc.	180,162	21,619,440	0.3%
Materion Corp.	151,333	17,394,215	0.3%
U.S. Lime & Minerals, Inc.	58,620	18,172,200	0.3%
Other Securities		272,128,845	4.0%

TOTAL MATERIALS		372,684,767	5.5%

REAL ESTATE — (1.1%)
# St. Joe Co.	421,390	24,103,508	0.4%
Other Securities		52,751,473	0.7%

TOTAL REAL ESTATE		76,854,981	1.1%

UTILITIES — (2.1%)
# Otter Tail Corp.	270,818	23,117,024	0.3%
Other Securities		126,651,110	1.9%

TOTAL UTILITIES		149,768,134	2.2%

TOTAL COMMON STOCKS		6,704,826,229	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		162,397	0.0%

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,465,278	0.0%

TOTAL PREFERRED STOCKS		1,627,675	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,764,183,110)		6,706,453,904

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	65,400,025	65,400,025	1.0%

SECURITIES LENDING COLLATERAL — (6.7%)
@§ The DFA Short Term Investment Fund	42,232,036	488,540,195	7.2%

TOTAL INVESTMENTS—(100.0%) (Cost $4,318,116,864)		$7,260,394,124	107.2%

As of April 30, 2024, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	243	06/21/24	$62,217,347	$61,564,050	$(653,297)

Total Futures Contracts			$62,217,347	$61,564,050	$(653,297)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$189,757,360	$168,606	—		$189,925,966
Consumer Discretionary	1,006,347,048	214,532	—		1,006,561,580
Consumer Staples	262,735,545	654,968	—		263,390,513
Energy	383,494,626	—	—		383,494,626
Financials	1,397,870,136	232,299	—		1,398,102,435
Health Care	748,694,041	—	$1,496,564		750,190,605
Industrials	1,372,218,507	—	29,451		1,372,247,958
Information Technology	741,601,740	—	2,924		741,604,664
Materials	372,212,863	—	471,904		372,684,767
Real Estate	76,736,586	118,395	—		76,854,981
Utilities	149,768,134	—	—		149,768,134
Preferred Stocks
Communication Services	162,397	—	—		162,397
Industrials	1,465,278	—	—		1,465,278
Temporary Cash Investments	65,400,025	—	—		65,400,025
Securities Lending Collateral	—	488,540,195	—		488,540,195

Total Investments in Securities	$6,768,464,286	$489,928,995	$2,000,843	<>	$7,260,394,124

44

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(653,297)	—	—	$(653,297)

Total Financial Instruments	$(653,297)	—	—	$(653,297)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (0.7%)
Other Securities		$35,087,886	0.7%

CONSUMER DISCRETIONARY — (9.9%)
Home Depot, Inc.	400,450	133,838,399	2.7%
Ross Stores, Inc.	295,258	38,250,674	0.8%
* Royal Caribbean Cruises Ltd.	201,738	28,168,677	0.6%
TJX Cos., Inc.	600,719	56,521,651	1.1%
Other Securities		233,430,413	4.7%

TOTAL CONSUMER DISCRETIONARY		490,209,814	9.9%

CONSUMER STAPLES — (10.1%)
Coca-Cola Co.	1,429,132	88,277,484	1.8%
Kroger Co.	743,305	41,164,231	0.8%
PepsiCo, Inc.	689,790	121,340,959	2.5%
Procter & Gamble Co.	274,144	44,740,301	0.9%
Sysco Corp.	391,024	29,060,904	0.6%
Target Corp.	269,232	43,340,967	0.9%
Other Securities		132,197,032	2.6%

TOTAL CONSUMER STAPLES		500,121,878	10.1%

ENERGY — (5.8%)
Cheniere Energy, Inc.	193,073	30,470,781	0.6%
ConocoPhillips	445,887	56,012,325	1.1%
Devon Energy Corp.	572,583	29,304,798	0.6%
Occidental Petroleum Corp.	515,971	34,126,322	0.7%
Other Securities		136,660,183	2.8%

TOTAL ENERGY		286,574,409	5.8%

FINANCIALS — (10.9%)
American Express Co.	225,384	52,746,617	1.1%
Ameriprise Financial, Inc.	106,466	43,841,634	0.9%
Mastercard, Inc., Class A	325,683	146,948,170	3.0%
# Visa, Inc., Class A	777,312	208,793,776	4.2%
Other Securities		88,022,097	1.7%

TOTAL FINANCIALS		540,352,294	10.9%

HEALTH CARE — (16.0%)
AbbVie, Inc.	819,687	133,313,894	2.7%
Amgen, Inc.	263,714	72,241,813	1.5%
Bristol-Myers Squibb Co.	1,046,076	45,964,579	0.9%
Eli Lilly & Co.	304,063	237,503,609	4.8%
Gilead Sciences, Inc.	686,662	44,770,362	0.9%
* IDEXX Laboratories, Inc.	63,140	31,112,866	0.6%
Johnson & Johnson	970,803	140,368,406	2.8%
Zoetis, Inc.	195,153	31,076,164	0.6%
Other Securities		54,344,612	1.2%

TOTAL HEALTH CARE		790,696,305	16.0%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (16.6%)
Automatic Data Processing, Inc.	186,986	$45,230,044	0.9%
Caterpillar, Inc.	272,530	91,180,362	1.9%
Deere & Co.	143,891	56,320,376	1.1%
Delta Air Lines, Inc.	579,429	29,012,010	0.6%
Ferguson PLC	174,587	36,645,811	0.7%
Honeywell International, Inc.	271,386	52,304,224	1.1%
Illinois Tool Works, Inc.	135,400	33,052,494	0.7%
Lockheed Martin Corp.	112,034	52,087,968	1.1%
Union Pacific Corp.	319,265	75,716,887	1.5%
United Parcel Service, Inc., Class B	392,703	57,915,838	1.2%
# United Rentals, Inc.	43,257	28,895,243	0.6%
Waste Management, Inc.	218,335	45,418,047	0.9%
Other Securities		214,804,709	4.3%

TOTAL INDUSTRIALS		818,584,013	16.6%

INFORMATION TECHNOLOGY — (27.9%)
Apple, Inc.	1,506,943	256,677,601	5.2%
Broadcom, Inc.	117,837	153,219,916	3.1%
International Business Machines Corp.	476,470	79,189,314	1.6%
KLA Corp.	62,338	42,968,960	0.9%
Lam Research Corp.	57,368	51,310,513	1.0%
Microsoft Corp.	611,844	238,209,224	4.8%
NVIDIA Corp.	247,401	213,759,412	4.3%
NXP Semiconductors NV	110,676	28,354,084	0.6%
Oracle Corp.	717,589	81,625,749	1.6%
Texas Instruments, Inc.	450,160	79,417,227	1.6%
Other Securities		155,614,400	3.2%

TOTAL INFORMATION TECHNOLOGY		1,380,346,400	27.9%

MATERIALS — (1.0%)
Sherwin-Williams Co.	103,032	30,869,417	0.6%
Other Securities		15,676,478	0.4%

TOTAL MATERIALS		46,545,895	1.0%

UTILITIES — (0.2%)
Other Securities		11,155,130	0.2%

TOTAL COMMON STOCKS (Cost $3,337,302,712)		4,899,674,024	99.1%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	44,755,708	44,755,708	0.9%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	105,696	1,222,693	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,383,281,015)		$4,945,652,425	100.0%

47

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2024, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,828,231	$34,962,300	$134,069

Total Futures Contracts			$34,828,231	$34,962,300	$134,069

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$35,087,886	—	—	$35,087,886
Consumer Discretionary	490,209,814	—	—	490,209,814
Consumer Staples	500,121,878	—	—	500,121,878
Energy	286,574,409	—	—	286,574,409
Financials	540,352,294	—	—	540,352,294
Health Care	790,696,305	—	—	790,696,305
Industrials	818,584,013	—	—	818,584,013
Information Technology	1,380,346,400	—	—	1,380,346,400
Materials	46,545,895	—	—	46,545,895
Utilities	11,155,130	—	—	11,155,130
Temporary Cash Investments	44,755,708	—	—	44,755,708
Securities Lending Collateral	—	$1,222,693	—	1,222,693

Total Investments in Securities	$4,944,429,732	$1,222,693	—	$4,945,652,425

Financial Instruments
Assets
Futures Contracts**	134,069	—	—	134,069

Total Financial Instruments	$134,069	—	—	$134,069

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

48

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
REAL ESTATE — (98.4%)
Agree Realty Corp.	569,263	$32,573,229	0.5%
Alexandria Real Estate Equities, Inc.	941,006	109,034,365	1.7%
American Homes 4 Rent, Class A	1,854,772	66,400,838	1.0%
American Tower Corp.	2,658,274	456,053,487	7.0%
Americold Realty Trust, Inc.	1,605,427	35,271,231	0.5%
Apartment Income REIT Corp.	818,418	31,410,883	0.5%
AvalonBay Communities, Inc.	804,395	152,489,160	2.4%
Boston Properties, Inc.	843,818	52,223,896	0.8%
Brixmor Property Group, Inc.	1,701,839	37,610,642	0.6%
Camden Property Trust	605,959	60,401,993	0.9%
Crown Castle, Inc.	2,466,463	231,304,900	3.6%
CubeSmart.	1,273,294	51,492,009	0.8%
Digital Realty Trust, Inc.	1,758,298	244,016,596	3.8%
EastGroup Properties, Inc.	270,603	42,040,882	0.7%
Equinix, Inc.	538,256	382,759,224	5.9%
Equity LifeStyle Properties, Inc.	1,004,219	60,544,364	0.9%
Equity Residential	2,038,988	131,310,827	2.0%
Essex Property Trust, Inc.	363,648	89,548,320	1.4%
Extra Space Storage, Inc.	1,199,654	161,089,539	2.5%
Federal Realty Investment Trust	421,484	43,905,988	0.7%
First Industrial Realty Trust, Inc.	747,722	33,961,533	0.5%
Gaming & Leisure Properties, Inc.	1,533,707	65,535,300	1.0%
Healthcare Realty Trust, Inc., Class A	2,153,562	30,645,187	0.5%
Healthpeak Properties, Inc.	4,009,893	74,624,109	1.2%
Host Hotels & Resorts, Inc.	3,985,010	75,197,139	1.2%
Invitation Homes, Inc.	3,465,975	118,536,345	1.8%
Iron Mountain, Inc.	1,660,021	128,684,828	2.0%
Kimco Realty Corp.	3,819,674	71,160,527	1.1%
Kite Realty Group Trust	1,239,531	27,021,776	0.4%
Lamar Advertising Co., Class A	496,918	57,567,950	0.9%
Mid-America Apartment Communities, Inc.	660,888	85,915,440	1.3%
NNN REIT, Inc.	1,032,246	41,836,930	0.6%
Omega Healthcare Investors, Inc.	1,387,389	42,190,500	0.7%
Prologis, Inc.	5,215,444	532,236,060	8.2%
Public Storage	899,490	233,372,681	3.6%
Realty Income Corp.	4,776,584	255,738,307	3.9%
Regency Centers Corp.	947,124	56,088,683	0.9%
Rexford Industrial Realty, Inc.	1,220,255	52,239,117	0.8%
Ryman Hospitality Properties, Inc.	321,354	33,896,420	0.5%
SBA Communications Corp.	612,485	113,995,708	1.8%
Simon Property Group, Inc.	1,847,843	259,677,377	4.0%
STAG Industrial, Inc.	1,026,618	35,305,393	0.5%
Sun Communities, Inc.	705,942	78,585,463	1.2%
Terreno Realty Corp.	510,332	27,736,544	0.4%
UDR, Inc.	1,772,273	67,488,156	1.0%
Ventas, Inc.	2,286,999	101,268,316	1.6%
VICI Properties, Inc.	5,894,872	168,298,596	2.6%
Welltower, Inc.	3,209,985	305,847,371	4.7%
WP Carey, Inc.	1,241,072	68,060,388	1.1%

49

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$712,304,823	10.8%

TOTAL COMMON STOCKS (Cost $4,317,984,570)		6,426,499,340	99.0%

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	62,161,102	62,161,102	1.0%

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	3,429,361	39,670,844	0.6%

TOTAL INVESTMENTS—(100.0%) (Cost $4,419,818,637)		$6,528,331,286	100.6%

As of April 30, 2024, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	217	06/21/24	$56,572,740	$54,976,950	$(1,595,790)

Total Futures Contracts			$56,572,740	$54,976,950	$(1,595,790)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,426,499,340	—	—	$6,426,499,340
Temporary Cash Investments	62,161,102	—	—	62,161,102
Securities Lending Collateral	—	$39,670,844	—	39,670,844

Total Investments in Securities	$6,488,660,442	$39,670,844	—	$6,528,331,286

Financial Instruments
Liabilities
Futures Contracts**	(1,595,790)	—	—	(1,595,790)

Total Financial Instruments	$(1,595,790)	—	—	$(1,595,790)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$23,841,421	—
Investment Securities at Value (including $2,064, $23,741, $0 and $667,396 of securities on loan, respectively)	$201,916	$1,739,292	—	$12,489,705
Temporary Cash Investments at Value & Cost	—	7,728	—	127,456
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $2,113, $7,620, $0 and $534,482, respectively)	2,113	7,620	—	534,486
Segregated Cash for Futures Contracts	—	—	—	5,357
Foreign Currencies at Value	2	—	—	—
Cash	16,880	—	4,581	—
Receivables:
Investment Securities Sold	—	1,907	—	12,309
Dividends and Interest	1,467	1,057	—	6,376
Securities Lending Income	—	4	—	107
Fund Shares Sold	5	216	5,894	4,244
Unrealized Gain on Forward Currency Contracts	344	—	—	—
Prepaid Expenses and Other Assets	12	14	71	66

Total Assets	222,739	1,757,838	23,851,967	13,180,106

LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,112	7,633	—	534,847
Investment Securities Purchased	10,005	4,849	—	—
Fund Shares Redeemed	303	2,360	11,018	6,359
Due to Advisor	18	146	1,801	2,788
Futures Margin Variation	3,336	—	—	1,816
Unrealized Loss on Forward Currency Contracts	209	—	—	—
Accrued Expenses and Other Liabilities	33	78	926	635

Total Liabilities	16,016	15,066	13,745	546,445

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$206,723	$1,742,772	$23,838,222	$12,633,661

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $206,723; $1,742,772; $23,838,222 and $12,633,661, respectively and shares outstanding of 15,747,847, 62,072,926, 506,129,295 and 404,348,821, respectively, $0.01 Par Value (1)	$13.13	$28.08	$47.10	$31.24

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$204,659	$712,400	N/A	$8,615,430

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$228,471	$626,842	$12,947,758	$8,072,000
Total Distributable Earnings (Loss)	(21,748)	1,115,930	10,890,464	4,561,661

NET ASSETS	$206,723	$1,742,772	$23,838,222	$12,633,661

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $858,306, $694,660, $834,518 and $228,852 of securities on loan, respectively)	$14,559,738	$32,238,066	$31,497,466	$4,650,259
Temporary Cash Investments at Value & Cost	407,039	313,041	304,555	44,645
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $775,995, $556,724, $538,506 and $170,271, respectively)	775,977	556,727	538,486	170,271
Segregated Cash for Futures Contracts	17,086	13,334	12,756	1,864
Cash	—	—	425	—
Receivables:
Investment Securities Sold	6,486	9,886	16,049	2,014
Dividends and Interest	6,580	20,622	19,558	2,908
Securities Lending Income	112	167	179	43
Fund Shares Sold	4,904	9,061	6,477	2,236
Prepaid Expenses and Other Assets	68	151	90	28

Total Assets	15,777,990	33,161,055	32,396,041	4,874,268

LIABILITIES:
Payables:
Upon Return of Securities Loaned	776,025	557,130	538,987	170,364
Investment Securities Purchased	38,414	12,385	14,132	4,433
Fund Shares Redeemed	13,193	18,048	19,540	2,460
Due to Advisor	3,506	3,269	3,873	984
Futures Margin Variation	5,293	4,520	4,324	632
Accrued Expenses and Other Liabilities	746	913	1,092	170

Total Liabilities	837,177	596,265	581,948	179,043

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,940,813	$32,564,790	$31,814,093	$4,695,225

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $14,940,813; $32,564,790; $31,814,093 and $4,695,225, respectively and shares outstanding of 337,490,794, 859,079,173, 936,976,506 and 188,838,513, respectively, $0.01 Par Value (1)	$44.27	$37.91	$33.95	$24.86

(1) NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,996,152	$11,473,313	$12,890,422	$2,185,388

NET ASSETS CONSIST OF:
Paid-In Capital	$9,301,465	$10,917,259	$10,837,139	$1,993,870
Total Distributable Earnings (Loss)	5,639,348	21,647,531	20,976,954	2,701,355

NET ASSETS	$14,940,813	$32,564,790	$31,814,093	$4,695,225

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,589,011, $556,902, $108,639 and $46,243 of securities on loan, respectively)	$14,773,252	$6,706,454	$4,899,674	$6,426,499
Temporary Cash Investments at Value & Cost	139,332	65,400	44,756	62,161
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,276,715, $488,534, $1,223 and $39,673, respectively)	1,276,704	488,540	1,223	39,671
Segregated Cash for Futures Contracts	6,840	2,867	1,628	2,561
Cash	1,783	—	—	—
Receivables:
Investment Securities Sold	4,317	2,774	2,000	—
Dividends and Interest	5,789	3,578	4,334	4,711
Securities Lending Income	155	93	14	66
Fund Shares Sold	6,080	2,348	1,318	3,285
Prepaid Expenses and Other Assets	77	41	44	39

Total Assets	16,214,329	7,272,095	4,954,991	6,538,993

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,277,175	488,676	1,211	39,993
Investment Securities Purchased	3,683	944	—	—
Fund Shares Redeemed	20,670	4,271	6,015	5,522
Due to Advisor	3,113	2,158	795	838
Futures Margin Variation	1,702	972	552	868
Accrued Expenses and Other Liabilities	651	333	253	386

Total Liabilities	1,306,994	497,354	8,826	47,607

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,907,335	$6,774,741	$4,946,165	$6,491,386

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $14,907,335; $6,774,741; $4,946,165 and $6,491,386, respectively and shares outstanding of 340,501,853, 263,649,965, 228,395,693 and 182,233,906, respectively, $0.01 Par Value (1)	$43.78	$25.70	$21.66	$35.62

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost.	$8,488,672	$3,764,183	$3,337,303	$4,317,985

NET ASSETS CONSIST OF:
Paid-In Capital	$7,989,313	$3,646,877	$2,998,167	$4,271,743
Total Distributable Earnings (Loss)	6,918,022	3,127,864	1,947,998	2,219,643

NET ASSETS	$14,907,335	$6,774,741	$4,946,165	$6,491,386

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$288,970	—
Interest	—	—	2,523	—
Income from Securities Lending, Net	—	—	736	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,467)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	279,762	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $5, $0 and $271, respectively)	—	$13,935	—	$123,149
Interest	$4,146	—	—	—
Income from Securities Lending, Net	4	62	—	795

Total Fund Investment Income	4,150	13,997	—	123,944

Fund Expenses
Investment Management Fees	132	856	22,216	16,880
Accounting & Transfer Agent Fees	24	144	1,554	601
S&P 500® Fees	6	—	—	—
Custodian Fees	2	10	1	96
Filing Fees	10	16	67	57
Shareholders’ Reports	11	19	175	166
Directors’/Trustees’ Fees & Expenses	1	6	81	43
Professional Fees	2	11	122	77
Other	3	122	1,322	879

Total Fund Expenses.	191	1,184	25,538	18,799

Fees Waived, Expenses Reimbursed by Advisor (Note C)	27	—	11,708	167
Fees Paid Indirectly (Note C)	1	—	—	—

Net Expenses	163	1,184	13,830	18,632

Net Investment Income (Loss)	3,987	12,813	265,932	105,312

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(647)	26,517	—	(99,229)
Affiliated Investment Companies Shares Sold	—	—	—	23
Transactions Allocated from Affiliated Investment Company**	—	—	1,499,748	—
Futures	22,492	252	—	24,741
Foreign Currency Transactions	(13)	—	—	—
Forward Currency Contracts	(443)	—	—	—
In-Kind Redemptions	—	62,525	—	765,578
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	3,726	229,505	—	1,244,788
Affiliated Investment Companies Shares	—	—	—	20
Transactions Allocated from Affiliated Investment Company***	—	—	2,531,765	—
Futures	13,094	—	—	(1,832)
Translation of Foreign Currency-Denominated Amounts	2	—	—	—
Forward Currency Contracts	(13)	—	—	—

Net Realized and Unrealized Gain (Loss)	38,198	318,799	4,031,513	1,934,089

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,185	$331,612	$4,297,445	$2,039,401

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $321, $91, $108 and $26, respectively)	$147,995	$264,604	$262,849	$42,847
Income from Securities Lending, Net	821	1,827	1,630	379

Total Investment Income	148,816	266,431	264,479	43,226

Expenses
Investment Management Fees	20,673	19,093	25,178	5,769
Accounting & Transfer Agent Fees	1,100	2,557	2,353	400
Custodian Fees	99	154	163	31
Filing Fees	65	120	92	22
Shareholders’ Reports	166	154	157	48
Directors’/Trustees’ Fees & Expenses	50	107	108	15
Professional Fees	88	189	190	28
Other	657	1,540	1,910	189

Total Expenses	22,898	23,914	30,151	6,502

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	669	—

Net Expenses	22,898	23,914	29,482	6,502

Net Investment Income (Loss)	125,918	242,517	234,997	36,724

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	15,677	(105,396)	203,390	(15,932)
Affiliated Investment Companies Shares Sold	27	10	9	(8)
Futures	32,985	45,218	32,602	7,079
In-Kind Redemptions	1,004,320	899,538	2,070,087	238,368
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,313,837	4,823,821	3,276,842	579,549
Affiliated Investment Companies Shares	(9)	3	(9)	5
Futures	2,928	(1,861)	11,273	(272)

Net Realized and Unrealized Gain (Loss)	2,369,765	5,661,333	5,594,194	808,789

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,495,683	$5,903,850	$5,829,191	$845,513

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $168, $89, $30 and $0, respectively)	$116,987	$56,812	$44,560	$136,522
Income from Securities Lending, Net	1,417	752	94	232

Total Investment Income	118,404	57,564	44,654	136,754

Fund Expenses
Investment Management Fees	18,338	12,866	4,685	5,885
Accounting & Transfer Agent Fees	865	501	458	543
Custodian Fees	99	57	24	41
Filing Fees	65	27	39	35
Shareholders’ Reports	151	69	69	130
Directors’/Trustees’ Fees & Expenses	50	23	17	25
Professional Fees	88	41	30	46
Previously Waived Fees Recovered by Advisor (Note C)	28	—	—	—
Other	546	399	351	457

Total Fund Expenses	20,230	13,983	5,673	7,162

Fees Waived, Expenses Reimbursed by Advisor (Note C)	47	—	—	931

Net Expenses.	20,183	13,983	5,673	6,231

Net Investment Income (Loss)	98,221	43,581	38,981	130,523

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(36,781)	(3,292)	28,314	(12,163)
Affiliated Investment Companies Shares Sold	118	36	7	(14)
Futures	19,530	6,758	3,555	8,051
In-Kind Redemptions	633,196	171,710	359,653	138,071
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,713,364	880,699	460,012	436,831
Affiliated Investment Companies Shares	—	10	—	(1)
Futures	(70)	3,219	1,497	1,587

Net Realized and Unrealized Gain (Loss)	2,329,357	1,059,140	853,038	572,362

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,427,578	$1,102,721	$892,019	$702,885

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large		U.S. Large Cap Equity		U.S. Large Cap Value
	Company Portfolio		Portfolio		Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,987	$6,822	$12,813	$25,265	$265,932	$519,469
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(647)	(2,528)	26,517	63,579	—	—
Affiliated Investment Companies Shares Sold	—	(1)	—	1	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	1,499,748	1,275,114
Futures	22,492	9,122	252	19	—	—
Foreign Currency Transactions	(13)	15	—	—	—	—
Forward Currency Contracts	(443)	708	—	—	—	—
In-Kind Redemptions	—	—	62,525	1,670	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,726	6,323	229,505	46,602	—	—
Affiliated Investment Companies Shares	—	3	—	3	—	—
Transactions Allocated from Affiliated Investment Company***,****	—	—	—	—	2,531,765	(1,930,515)
Futures	13,094	2,459	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	2	8	—	—	—	—
Forward Currency Contracts	(13)	(374)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	42,185	22,557	331,612	137,139	4,297,445	(135,932)

Distributions:
Institutional Class Shares	(5,195)	(6,552)	(71,796)	(72,775)	(608,787)	(1,036,603)
Capital Share Transactions (1):
Shares Issued	12,279	15,615	166,899	112,800	3,966,580	4,366,292
Shares Issued in Lieu of Cash Distributions.	5,174	6,531	62,557	64,304	550,589	943,718
Shares Redeemed	(44,092)	(100,420)	(293,441)	(308,325)	(5,529,801)	(6,270,166)

Net Increase (Decrease) from Capital Share Transactions	(26,639)	(78,274)	(63,985)	(131,221)	(1,012,632)	(960,156)

Total Increase (Decrease) in Net Assets	10,351	(62,269)	195,831	(66,857)	2,676,026	(2,132,691)
Net Assets
Beginning of Period	196,372	258,641	1,546,941	1,613,798	21,162,196	23,294,887

End of Period	$206,723	$196,372	$1,742,772	$1,546,941	$23,838,222	$21,162,196

(1) Shares Issued and Redeemed:
Shares Issued	983	1,408	6,112	4,717	87,211	103,852
Shares Issued in Lieu of Cash Distributions	415	601	2,393	2,749	12,407	22,435
Shares Redeemed	(3,406)	(9,208)	(10,817)	(12,931)	(121,784)	(148,955)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,008)	(7,199)	(2,312)	(5,465)	(22,166)	(22,668)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value		U.S. Small Cap Value		U.S. Core Equity 1
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$105,312	$195,817	$125,918	$244,975	$242,517	$467,184
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(99,229)	203,527	15,677	499,680	(105,396)	(19,972)
Affiliated Investment Companies Shares Sold	23	37	27	178	10	129
Futures	24,741	15,355	32,985	16,515	45,218	7,188
In-Kind Redemptions	765,578	508,819	1,004,320	631,554	899,538	110,661
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,244,788	(1,143,344)	1,313,837	(1,685,616)	4,823,821	1,298,012
Affiliated Investment Companies Shares	20	300	(9)	310	3	401
Futures	(1,832)	(4,308)	2,928	(10,073)	(1,861)	2,341

Net Increase (Decrease) in Net Assets Resulting from Operations	2,039,401	(223,797)	2,495,683	(302,477)	5,903,850	1,865,944

Distributions:
Institutional Class Shares	(200,149)	(614,367)	(435,629)	(945,213)	(235,741)	(1,100,742)
Capital Share Transactions (1):
Shares Issued	2,252,509	3,123,341	2,522,971	2,986,948	2,387,531	3,051,996
Shares Issued in Lieu of Cash Distributions	187,111	574,668	396,013	863,245	226,425	1,059,256
Shares Issued upon Conversion from Class R1 and R2	—	92,602	—	—	—	—
Shares Redeemed	(2,682,326)	(3,768,767)	(2,954,823)	(4,030,343)	(3,817,600)	(4,831,411)

Net Increase (Decrease) from Capital Share Transactions	(242,706)	21,844	(35,839)	(180,150)	(1,203,644)	(720,159)

Total Increase (Decrease) in Net Assets	1,596,546	(816,320)	2,024,215	(1,427,840)	4,464,465	45,043
Net Assets
Beginning of Period	11,037,115	11,853,435	12,916,598	14,344,438	28,100,325	28,055,282

End of Period	$12,633,661	$11,037,115	$14,940,813	$12,916,598	$32,564,790	$28,100,325

(1) Shares Issued and Redeemed:
Shares Issued	72,451	109,646	57,449	73,906	65,205	96,032
Shares Issued in Lieu of Cash Distributions	6,026	20,580	9,114	21,635	6,168	33,949
Shares Issued upon Conversion from Class R1 and R2	—	3,282	—	—	—	—
Shares Redeemed	(86,590)	(133,479)	(66,895)	(99,192)	(104,210)	(151,907)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,113)	29	(332)	(3,651)	(32,837)	(21,926)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$234,997	$466,193	$36,724	$71,495	$98,221	$182,236
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	203,390	212,512	(15,932)	100,955	(36,781)	271,748
Affiliated Investment Companies Shares Sold	9	45	(8)	24	118	133
Futures	32,602	17,680	7,079	648	19,530	12,493
In-Kind Redemptions	2,070,087	928,790	238,368	78,286	633,196	470,958
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,276,842	70,927	579,549	(258,670)	1,713,364	(1,439,539)
Affiliated Investment Companies Shares	(9)	332	5	99	—	494
Futures	11,273	(5,760)	(272)	243	(70)	(8,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,829,191	1,690,719	845,513	(6,920)	2,427,578	(510,198)

Distributions:
Institutional Class Shares	(333,049)	(1,250,430)	(122,030)	(209,532)	(283,418)	(697,129)
Capital Share Transactions (1):
Shares Issued	3,598,136	3,561,807	524,522	537,638	1,947,175	2,543,294
Shares Issued in Lieu of Cash Distributions	327,347	1,231,432	118,025	203,171	265,329	650,841
Shares Redeemed	(5,541,172)	(6,573,835)	(744,531)	(875,691)	(2,197,149)	(3,122,590)

Net Increase (Decrease) from Capital Share Transactions	(1,615,689)	(1,780,596)	(101,984)	(134,882)	15,355	71,545

Total Increase (Decrease) in Net Assets	3,880,453	(1,340,307)	621,499	(351,334)	2,159,515	(1,135,782)
Net Assets
Beginning of Period	27,933,640	29,273,947	4,073,726	4,425,060	12,747,820	13,883,602

End of Period	$31,814,093	$27,933,640	$4,695,225	$4,073,726	$14,907,335	$12,747,820

(1) Shares Issued and Redeemed:
Shares Issued	107,606	122,172	21,674	24,272	45,193	62,952
Shares Issued in Lieu of Cash Distributions	10,109	43,512	4,967	9,286	6,288	16,356
Shares Redeemed	(165,795)	(225,764)	(30,706)	(39,565)	(51,175)	(77,231)

Net Increase (Decrease) from Shares Issued and Redeemed	(48,080)	(60,080)	(4,065)	(6,007)	306	2,077

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			U.S. High Relative		DFA Real Estate Securities
	U.S. Micro Cap Portfolio		Profitability Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,581	$79,326	$38,981	$82,978	$130,523	$255,696
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,292)	124,839	28,314	(13,359)	(12,163)	61,871
Affiliated Investment Companies Shares Sold	36	(7)	7	9	(14)	(60)
Futures	6,758	5,577	3,555	559	8,051	10,056
In-Kind Redemptions	171,710	98,676	359,653	146,859	138,071	185,024
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	880,699	(603,563)	460,012	179,761	436,831	(1,026,975)
Affiliated Investment Companies Shares	10	230	—	—	(1)	158
Futures	3,219	(5,850)	1,497	74	1,587	(5,903)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,102,721	(300,772)	892,019	396,881	702,885	(520,133)

Distributions:
Institutional Class Shares	(139,147)	(320,213)	(33,261)	(166,760)	(199,939)	(524,375)
Capital Share Transactions (1):
Shares Issued	531,235	822,690	1,053,384	1,054,944	729,039	1,558,787
Shares Issued in Lieu of Cash Distributions	126,129	293,272	32,805	165,299	192,975	493,034
Shares Redeemed	(869,610)	(946,998)	(1,372,895)	(1,738,549)	(1,275,603)	(2,734,210)

Net Increase (Decrease) from Capital Share Transactions	(212,246)	168,964	(286,706)	(518,306)	(353,589)	(682,389)

Total Increase (Decrease) in Net Assets	751,328	(452,021)	572,052	(288,185)	149,357	(1,726,897)
Net Assets
Beginning of Period	6,023,413	6,475,434	4,374,113	4,662,298	6,342,029	8,068,926

End of Period	$6,774,741	$6,023,413	$4,946,165	$4,374,113	$6,491,386	$6,342,029

(1) Shares Issued and Redeemed:
Shares Issued	20,855	34,724	48,810	57,418	19,598	42,513
Shares Issued in Lieu of Cash Distributions	4,962	12,513	1,528	9,180	5,193	13,149
Shares Redeemed	(34,247)	(39,963)	(63,956)	(95,116)	(34,155)	(74,244)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,430)	7,274	(13,618)	(28,518)	(9,364)	(18,582)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.06		$10.36	$18.53	$14.06	$14.02	$13.03	$24.03		$23.10	$28.11	$20.01	$18.61	$16.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.33	0.15	0.10	0.12	0.26	0.20		0.38	0.37	0.33	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.14		0.68	(2.48)	5.49	1.17	1.60	4.99		1.62	(4.19)	8.11	1.42	1.86

Total from Investment Operations	2.37		1.01	(2.33)	5.59	1.29	1.86	5.19		2.00	(3.82)	8.44	1.74	2.17

Less Distributions:
Net Investment Income	(0.30)		(0.31)	(0.11)	(0.13)	(0.11)	(0.30)	(0.18)		(0.34)	(0.34)	(0.34)	(0.31)	(0.31)
Net Realized Gains	—		—	(5.73)	(0.99)	(1.14)	(0.57)	(0.96)		(0.73)	(0.85)	—	(0.03)	—

Total Distributions	(0.30)		(0.31)	(5.84)	(1.12)	(1.25)	(0.87)	(1.14)		(1.07)	(1.19)	(0.34)	(0.34)	(0.31)

Net Asset Value, End of Period	$13.13		$11.06	$10.36	$18.53	$14.06	$14.02	$28.08		$24.03	$23.10	$28.11	$20.01	$18.61

Total Return	21.56	%(B)	9.77%	(19.24%)	41.82%	9.55%	15.67%	21.95	%(B)	8.83%	(14.12%)	42.42%	9.52%	13.13%

Net Assets, End of Period (thousands)	$206,723		$196,372	$258,641	$426,867	$433,322	$386,750	$1,742,772		$1,546,941	$1,613,798	$2,200,814	$1,693,438	$1,611,529
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.15%	0.14	%(C)	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.19%	0.17%	0.17%	0.22%	0.25%	0.14	%(C)	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.63	%(C)	3.02%	1.26%	0.59%	0.89%	1.98%	1.50	%(C)	1.56%	1.45%	1.32%	1.68%	1.77%
Portfolio Turnover Rate	34	%(B)	19%	118%	70%	90%	109%	7	%(B)	8%	7%	7%	20%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio							U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$40.06		$42.28	$45.91	$31.40	$37.13	$37.41	$26.76		$28.74	$31.61	$18.57	$22.31	$23.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.51		0.96	0.91	0.76	0.79	0.83	0.26		0.47	0.43	0.46	0.31	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	7.70		(1.27)	(2.50)	14.46	(4.98)	1.45	4.71		(0.97)	(0.87)	13.02	(3.19)	(0.23)

Total from Investment Operations	8.21		(0.31)	(1.59)	15.22	(4.19)	2.28	4.97		(0.50)	(0.44)	13.48	(2.88)	0.09

Less Distributions:
Net Investment Income	(0.43)		(0.87)	(0.82)	(0.71)	(0.73)	(0.76)	(0.23)		(0.44)	(0.40)	(0.44)	(0.29)	(0.30)
Net Realized Gains	(0.74)		(1.04)	(1.22)	—	(0.81)	(1.80)	(0.26)		(1.04)	(2.03)	—	(0.57)	(0.94)

Total Distributions	(1.17)		(1.91)	(2.04)	(0.71)	(1.54)	(2.56)	(0.49)		(1.48)	(2.43)	(0.44)	(0.86)	(1.24)

Net Asset Value, End of Period	$47.10		$40.06	$42.28	$45.91	$31.40	$37.13	$31.24		$26.76	$28.74	$31.61	$18.57	$22.31

Total Return	20.68	%(B)	(0.89%)	(3.54%)	48.68%	(11.56%)	6.97%	18.60	%(B)	(1.90%)	(1.39%)	72.95%	(13.27%)	0.88%

Net Assets, End of Period (thousands)	$23,838,222		$21,162,196	$23,294,887	$25,309,703	$18,715,077	$12,633,661	$25,656,577		$11,037,115	$11,746,736	$12,591,768	$8,711,891	$10,655,324
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.21%	0.23%	0.27%	0.28%	0.30	%(C)	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.32	%(C)	0.32%	0.31%	0.33%	0.37%	0.38%	0.30	%(C)	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.27	%(C)	2.27%	2.09%	1.80%	2.38%	2.33%	1.68	%(C)	1.64%	1.47%	1.65%	1.65%	1.45%
Portfolio Turnover Rate	N/A	(B)	N/A	N/A	N/A	N/A	N/A	3	%(B)	20%	18%	13%	20%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$38.23		$42.01	$46.33	$27.34	$32.79	$36.39	$31.51		$30.70	$36.25	$25.24	$24.71	$22.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.72	0.68	0.80	0.44	0.42	0.28		0.52	0.49	0.44	0.41	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	6.97		(1.68)	(0.47)	18.98	(4.95)	(1.69)	6.39		1.51	(4.65)	10.99	0.93	2.08

Total from Investment Operations	7.34		(0.96)	0.21	19.78	(4.51)	(1.27)	6.67		2.03	(4.16)	11.43	1.34	2.48

Less Distributions:
Net Investment Income	(0.34)		(0.69)	(0.67)	(0.79)	(0.38)	(0.38)	(0.27)		(0.47)	(0.45)	(0.42)	(0.39)	(0.40)
Net Realized Gains	(0.96)		(2.13)	(3.86)	—	(0.56)	(1.95)	—		(0.75)	(0.94)	—	(0.42)	(0.14)

Total Distributions	(1.30)		(2.82)	(4.53)	(0.79)	(0.94)	(2.33)	(0.27)		(1.22)	(1.39)	(0.42)	(0.81)	(0.54)

Net Asset Value, End of Period	$44.27		$38.23	$42.01	$46.33	$27.34	$32.79	$37.91		$31.51	$30.70	$36.25	$25.24	$24.71

Total Return	19.26	%(B)	(2.49%)	0.58%	73.01%	(14.11%)	(3.04%)	21.20	%(B)	6.69%	(11.85%)	45.50%	5.55%	11.18%

Net Assets, End of Period (thousands)	$14,940,813		$12,916,598	$14,344,438	$15,145,347	$10,481,057	$13,766,513	$32,564,790		$28,100,325	$28,055,282	$33,385,041	$24,427,934	$26,592,058
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.31%	0.33%	0.42%	0.52%	0.53%	0.15	%(C)	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31	%(C)	0.31%	0.33%	0.42%	0.52%	0.53%	0.15	%(C)	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.71	%(C)	1.77%	1.62%	1.94%	1.56%	1.26%	1.52	%(C)	1.61%	1.48%	1.34%	1.69%	1.72%
Portfolio Turnover Rate	3	%(B)	25%	23%	22%	18%	19%	4	%(B)	8%	5%	4%	3%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$28.36		$28.01	$33.16	$22.79	$22.66	$21.25	$21.12		$22.25	$26.02	$17.00	$18.71	$18.40

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.45	0.42	0.39	0.36	0.36	0.19		0.36	0.35	0.31	0.27	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	5.69		1.11	(3.98)	10.35	0.60	1.65	4.19		(0.42)	(2.17)	9.00	(1.40)	0.72

Total from Investment Operations	5.93		1.56	(3.56)	10.74	0.96	2.01	4.38		(0.06)	(1.82)	9.31	(1.13)	1.00

Less Distributions:
Net Investment Income	(0.21)		(0.42)	(0.39)	(0.37)	(0.33)	(0.37)	(0.17)		(0.34)	(0.32)	(0.29)	(0.25)	(0.27)
Net Realized Gains	(0.13)		(0.79)	(1.20)	—	(0.50)	(0.23)	(0.47)		(0.73)	(1.63)	—	(0.33)	(0.42)

Total Distributions	(0.34)		(1.21)	(1.59)	(0.37)	(0.83)	(0.60)	(0.64)		(1.07)	(1.95)	(0.29)	(0.58)	(0.69)

Net Asset Value, End of Period	$33.95		$28.36	$28.01	$33.16	$22.79	$22.66	$24.86		$21.12	$22.25	$26.02	$17.00	$18.71

Total Return	20.99	%(B)	5.64%	(11.19%)	47.35%	4.37%	9.78%	20.88	%(B)	(0.41%)	(7.42%)	54.98%	(6.12%)	5.92%

Net Assets, End of Period (thousands)	$31,814,093		$27,933,640	$29,273,947	$35,148,897	$25,670,305	$27,829,155	$4,695,225		$4,073,726	$4,425,060	$5,182,775	$3,612,716	$4,583,612
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.19%	0.18%	0.19%	0.21%	0.22%	0.28	%(C)	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.19	%(C)	0.19%	0.18%	0.19%	0.21%	0.22%	0.28	%(C)	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.57%	1.41%	1.29%	1.63%	1.69%	1.59	%(C)	1.64%	1.49%	1.31%	1.59%	1.53%
Portfolio Turnover Rate	5	%(B)	7%	5%	5%	3%	6%	5	%(B)	11%	10%	10%	13%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$37.47		$41.06	$48.50	$31.00	$33.80	$35.02	$22.14		$24.45	$29.55	$18.19	$20.78	$21.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29		0.53	0.48	0.50	0.35	0.38	0.16		0.29	0.27	0.24	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	6.86		(2.06)	(4.93)	17.50	(2.02)	(0.05)	3.92		(1.39)	(2.41)	11.37	(2.18)	(0.26)

Total from Investment Operations	7.15		(1.53)	(4.45)	18.00	(1.67)	0.33	4.08		(1.10)	(2.14)	11.61	(2.00)	(0.06)

Less Distributions:
Net Investment Income	(0.26)		(0.50)	(0.45)	(0.50)	(0.32)	(0.35)	(0.14)		(0.28)	(0.26)	(0.25)	(0.16)	(0.18)
Net Realized Gains	(0.58)		(1.56)	(2.54)	—	(0.81)	(1.20)	(0.38)		(0.93)	(2.70)	—	(0.43)	(0.86)

Total Distributions	(0.84)		(2.06)	(2.99)	(0.50)	(1.13)	(1.55)	(0.52)		(1.21)	(2.96)	(0.25)	(0.59)	(1.04)

Net Asset Value, End of Period	$43.78		$37.47	$41.06	$48.50	$31.00	$33.80	$25.70		$22.14	$24.45	$29.55	$18.19	$20.78

Total Return	19.15	%(B)	(3.96%)	(9.62%)	58.30%	(5.08%)	1.41%	18.46	%(B)	(4.74%)	(7.93%)	64.00%	(9.87%)	0.24%

Net Assets, End of Period (thousands)	$14,907,335		$12,747,820	$13,883,602	$16,747,405	$13,189,730	$17,392,495	$6,774,741		$6,023,413	$6,475,434	$7,453,865	$5,120,258	$6,351,299
Ratio of Expenses to Average Net Assets	0.28	%(C)	0.28%	0.29%	0.33%	0.36%	0.37%	0.41	%(C)	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28	%(C)	0.28%	0.29%	0.33%	0.36%	0.37%	0.41	%(C)	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.34	%(C)	1.31%	1.12%	1.13%	1.15%	1.13%	1.29	%(C)	1.22%	1.08%	0.90%	1.00%	0.98%
Portfolio Turnover Rate	3	%(B)	20%	13%	12%	3%	8%	4	%(B)	22%	22%	20%	11%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.07		$17.23	$19.51	$14.61	$13.51	$11.85	$33.10		$38.39	$48.90	$34.21	$41.90	$34.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.32	0.29	0.26	0.25	0.22	0.70		1.26	0.89	0.90	1.01	0.52 **
Net Gains (Losses) on Securities (Realized and Unrealized)	3.57		1.17	(1.91)	4.89	1.07	1.64	2.89		(4.00)	(10.10)	14.86	(7.77)	8.09 **

Total from Investment Operations	3.73		1.49	(1.62)	5.15	1.32	1.86	3.59		(2.74)	(9.21)	15.76	(6.76)	8.61

Less Distributions:
Net Investment Income	(0.14)		(0.30)	(0.27)	(0.25)	(0.22)	(0.20)	(0.90)		(1.22)	(0.79)	(0.95)	(0.87)	(0.85)
Net Realized Gains	—		(0.35)	(0.39)	—	—	—	(0.17)		(1.33)	(0.51)	(0.12)	(0.06)	—

Total Distributions	(0.14)		(0.65)	(0.66)	(0.25)	(0.22)	(0.20)	(1.07)		(2.55)	(1.30)	(1.07)	(0.93)	(0.85)

Net Asset Value, End of Period	$21.66		$18.07	$17.23	$19.51	$14.61	$13.51	$35.62		$33.10	$38.39	$48.90	$34.21	$41.90

Total Return	20.66	%(B)	8.67%	(8.55%)	35.42%	9.90%	15.88%	10.72	%(B)	(7.83%)	(19.38%)	47.01%	(16.27%)	25.64%

Net Assets, End of Period (thousands)	$4,946,165		$4,374,113	$4,662,298	$5,835,637	$3,629,125	$1,703,302	$6,491,386		$6,342,029	$8,068,926	$11,215,098	$8,137,555	$10,671,437
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.25%	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.25%	0.21	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.78%	1.61%	1.46%	1.76%	1.73%	3.77	%(C)	3.39%	1.96%	2.12%	2.73%	1.38%**
Portfolio Turnover Rate	6	%(B)	12%	20%	12%	0%	4%	1	%(B)	3%	3%	5%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2024, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

		Percentage
		Ownership
Feeder Fund	Master Fund	at 04/30/24
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2024, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	—	$27
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	11,708
U.S. Targeted Value Portfolio (3)	0.29%	—	—	167
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.18%	—	—	669
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—
U.S. Small Cap Portfolio (1)	0.27%	—	$28	47
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	$931

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the U.S. Targeted Value Portfolio and the U.S. Core Equity 2 Portfolio was 0.50% and 0.26%, respectively. Prior to February 28, 2024, the U.S. Small Cap Portfolio did not have a Fee Waiver Agreement.

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(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
Enhanced U.S. Large Company Portfolio	$29	$65	$80	$27	$201
U.S. Targeted Value Portfolio	—	—	—	167	167
U.S. Core Equity 2 Portfolio	—	—	—	669	669
U.S. Small Cap Portfolio	—	—	—	19	19
DFA Real Estate Securities Portfolio	923	1,502	1,815	931	5,171

Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amount in thousands):

Fees Paid
Indirectly
Enhanced U.S. Large Company Portfolio	$1

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	1
U.S. Large Cap Value Portfolio	140
U.S. Targeted Value Portfolio	33
U.S. Small Cap Value Portfolio	147
U.S. Core Equity 1 Portfolio	23
U.S. Core Equity 2 Portfolio	37
U.S. Vector Equity Portfolio	31
U.S. Small Cap Portfolio	89
U.S. Micro Cap Portfolio	66
U.S. High Relative Profitability Portfolio	4
DFA Real Estate Securities Portfolio	38

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Portfolios other than the Enhanced U.S. Large Company Portfolio) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$46,533	$25,273	$19,392	$33,814
U.S. Large Cap Equity Portfolio	—	—	116,836	142,019
U.S. Targeted Value Portfolio	—	—	1,256,295	311,248
U.S. Small Cap Value Portfolio	—	—	1,695,484	463,458
U.S. Core Equity 1 Portfolio	—	—	1,102,280	1,205,212
U.S. Core Equity 2 Portfolio	—	—	2,454,300	1,691,529
U.S. Vector Equity Portfolio	—	—	345,917	227,029
U.S. Small Cap Portfolio	—	—	1,226,633	381,219
U.S. Micro Cap Portfolio	—	—	326,734	277,913
U.S. High Relative Profitability Portfolio	—	—	709,907	314,747
DFA Real Estate Securities Portfolio	—	—	54,527	266,176

There were no purchases or sales of long-term U.S. government securities by the Portfolios other than the Enhanced U.S. Large Company Portfolio.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$3,260	$38,681	$39,828	—	—	$2,113	183	$147	—

Total	$3,260	$38,681	$39,828	—	—	$2,113	183	$147	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$5,197	$55,912	$53,489	—	—	$7,620	659	$211	—

Total	$5,197	$55,912	$53,489	—	—	$7,620	659	$211	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$843,471	$2,957,082	$3,266,110	$23	$20	$534,486	46,204	$20,274	—

Total	$843,471	$2,957,082	$3,266,110	$23	$20	$534,486	46,204	$20,274	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$585,187	$3,665,260	$3,474,488	$27	$(9)	$775,977	67,080	$21,914	—

Total	$585,187	$3,665,260	$3,474,488	$27	$(9)	$775,977	67,080	$21,914	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$426,456	$4,067,618	$3,937,360	$10	$3	$556,727	48,126	$18,344	—

Total	$426,456	$4,067,618	$3,937,360	$10	$3	$556,727	48,126	$18,344	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$538,314	$3,039,098	$3,038,926	$9	$(9)	$538,486	46,550	$19,091	—

Total	$538,314	$3,039,098	$3,038,926	$9	$(9)	$538,486	46,550	$19,091	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$238,383	$979,271	$1,047,380	$(8)	$5	$170,271	14,719	$5,785	—

Total	$238,383	$979,271	$1,047,380	$(8)	$5	$170,271	14,719	$5,785	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$964,767	$4,849,420	$4,537,601	$118	—	$1,276,704	110,365	$29,814	—

Total	$964,767	$4,849,420	$4,537,601	$118	—	$1,276,704	110,365	$29,814	—

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$473,309	$2,179,749	$2,164,564	$36	$10	$488,540	42,232	$15,456	—

Total	$473,309	$2,179,749	$2,164,564	$36	$10	$488,540	42,232	$15,456	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$34,186	$370,615	$403,585	$7	—	$1,223	106	—	—

Total	$34,186	$370,615	$403,585	$7	—	$1,223	106	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$130,278	$496,228	$586,820	$(14)	$(1)	$39,671	3,429	$2,677	—

Total	$130,278	$496,228	$586,820	$(14)	$(1)	$39,671	3,429	$2,677	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2022	$56,965	$76,606	—	$133,571
2023	6,552	—	—	6,552
U.S. Large Cap Equity Portfolio
2022	25,100	65,512	—	90,612
2023	22,527	50,248	—	72,775

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Value Portfolio
2022	$452,232	$665,497	—	$1,117,729
2023	470,186	566,417	—	1,036,603
U.S. Targeted Value Portfolio
2022	248,278	726,722	—	975,000
2023	185,456	428,911	—	614,367
U.S. Small Cap Value Portfolio
2022	322,497	1,148,147	—	1,470,644
2023	232,902	712,311	—	945,213
U.S. Core Equity 1 Portfolio
2022	411,055	858,230	—	1,269,285
2023	427,511	673,231	—	1,100,742
U.S. Core Equity 2 Portfolio
2022	433,070	1,243,325	—	1,676,395
2023	433,372	817,058	—	1,250,430
U.S. Vector Equity Portfolio
2022	77,716	309,307	—	387,023
2023	66,344	143,188	—	209,532
U.S. Small Cap Portfolio
2022	153,059	848,752	—	1,001,811
2023	172,046	525,083	—	697,129
U.S. Micro Cap Portfolio
2022	67,157	674,741	—	741,898
2023	74,896	245,317	—	320,213
U.S. High Relative Profitability Portfolio
2022	83,850	110,031	—	193,881
2023	75,263	91,497	—	166,760
DFA Real Estate Securities Portfolio
2022	195,676	96,127	—	291,803
2023	248,798	275,577	—	524,375

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(681)	—	$(681)
U.S. Large Cap Equity Portfolio	(2,520)	$(2,995)	(5,515)
U.S. Large Cap Value Portfolio	(48,927)	(19,176)	(68,103)
U.S. Targeted Value Portfolio	(9,518)	(107,739)	(117,257)
U.S. Small Cap Value Portfolio	(11,661)	(136,344)	(148,005)

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	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Core Equity 1 Portfolio	$(13,276)	—	$(13,276)
U.S. Core Equity 2 Portfolio	(32,412)	$(101,482)	(133,894)
U.S. Vector Equity Portfolio	(5,267)	(11,491)	(16,758)
U.S. Small Cap Portfolio	(11,186)	(74,804)	(85,990)
U.S. Micro Cap Portfolio	(4,988)	(15,830)	(20,818)
U.S. High Relative Profitability Portfolio	(7,722)	—	(7,722)
DFA Real Estate Securities Portfolio	(23,922)	(30,684)	(54,606)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$2,979	—	$(57,576)	$(4,143)	$(58,740)
U.S. Large Cap Equity Portfolio	148	$60,512	—	795,453	856,113
U.S. Large Cap Value Portfolio	—	387,137	—	6,814,851	7,201,988
U.S. Targeted Value Portfolio	—	107,196	—	2,615,250	2,722,446
U.S. Small Cap Value Portfolio	—	321,805	—	3,257,644	3,579,449
U.S. Core Equity 1 Portfolio	26,293	—	(5,231)	15,958,400	15,979,462
U.S. Core Equity 2 Portfolio	—	128,901	—	15,351,960	15,480,861
U.S. Vector Equity Portfolio	—	89,685	—	1,888,220	1,977,905
U.S. Small Cap Portfolio	—	195,537	—	4,578,419	4,773,956
U.S. Micro Cap Portfolio	—	101,536	—	2,062,816	2,164,352
U.S. High Relative Profitability Portfolio	—	—	(12,848)	1,102,095	1,089,247
DFA Real Estate Securities Portfolio	69,575	31,436	—	1,615,727	1,716,738

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$57,576	$57,576
U.S. Core Equity 1 Portfolio	5,231	5,231
U.S. High Relative Profitability Portfolio	12,848	12,848

During the year ended October 31, 2023, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8,684

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As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$189,571	$439	$(3,092)	$(2,653)
U.S. Large Cap Equity Portfolio	729,682	1,029,355	(2,463)	1,026,892
U.S. Large Cap Value Portfolio	14,491,361	9,349,085	—	9,349,085
U.S. Targeted Value Portfolio	9,290,428	4,274,184	(399,905)	3,874,279
U.S. Small Cap Value Portfolio	11,168,985	4,979,329	(415,761)	4,563,568
U.S. Core Equity 1 Portfolio	12,319,336	20,884,033	(119,276)	20,764,757
U.S. Core Equity 2 Portfolio	13,701,491	18,772,595	(165,571)	18,607,024
U.S. Vector Equity Portfolio	2,396,534	2,510,627	(45,756)	2,464,871
U.S. Small Cap Portfolio	9,892,703	6,522,037	(237,468)	6,284,569
U.S. Micro Cap Portfolio	4,313,000	3,099,926	(157,648)	2,942,278
U.S. High Relative Profitability Portfolio	3,382,183	1,647,435	(85,064)	1,562,371
DFA Real Estate Securities Portfolio	4,553,300	2,377,642	(349,835)	2,027,807

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts.

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When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$34,530	$216,672
U.S. Targeted Value Portfolio	—	131,743
U.S. Small Cap Value Portfolio	—	186,329
U.S. Core Equity 1 Portfolio	—	269,386
U.S. Core Equity 2 Portfolio	—	264,799
U.S. Vector Equity Portfolio	—	38,342
U.S. Small Cap Portfolio	—	125,201
U.S. Micro Cap Portfolio	—	60,256
U.S. High Relative Profitability Portfolio	—	35,148
DFA Real Estate Securities Portfolio	—	58,758

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$344	$344	—
U.S. Small Cap Value Portfolio	628	—	$628
U.S. Core Equity 2 Portfolio	1,050	—	1,050
U.S. High Relative Profitability Portfolio	134	—	134

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	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (3)	Equity Contracts *,(4)
Enhanced U.S. Large Company Portfolio	$(2,185)	$(209)	$(1,976)
U.S. Targeted Value Portfolio	(2,979)	—	(2,979)
U.S. Core Equity 1 Portfolio	(8,137)	—	(8,137)
U.S. Vector Equity Portfolio	(1,139)	—	(1,139)
U.S. Small Cap Portfolio	(4,874)	—	(4,874)
U.S. Micro Cap Portfolio	(653)	—	(653)
DFA Real Estate Securities Portfolio	(1,596)	—	(1,596)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$22,049	$(443)	$22,492
U.S. Large Cap Equity Portfolio	252	—	252	*
U.S. Targeted Value Portfolio	24,741	—	24,741
U.S. Small Cap Value Portfolio	32,985	—	32,985
U.S. Core Equity 1 Portfolio	45,218	—	45,218
U.S. Core Equity 2 Portfolio	32,602	—	32,602
U.S. Vector Equity Portfolio	7,079	—	7,079
U.S. Small Cap Portfolio	19,530	—	19,530
U.S. Micro Cap Portfolio	6,758	—	6,758
U.S. High Relative Profitability Portfolio	3,555	—	3,555
DFA Real Estate Securities Portfolio	8,051	—	8,051

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$13,081	$(13)	$13,094
U.S. Targeted Value Portfolio	(1,832)	—	(1,832)
U.S. Small Cap Value Portfolio	2,928	—	2,928
U.S. Core Equity 1 Portfolio	(1,861)	—	(1,861)
U.S. Core Equity 2 Portfolio	11,273	—	11,273
U.S. Vector Equity Portfolio	(272)	—	(272)
U.S. Small Cap Portfolio	(70)	—	(70)
U.S. Micro Cap Portfolio	3,219	—	3,219
U.S. High Relative Profitability Portfolio	1,497	—	1,497
DFA Real Estate Securities Portfolio	1,587	—	1,587

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2024, there were no futures contracts outstanding. During the six months ended April 30, 2024, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
HSBC Bank	$227	$227	—	—	—	$227	—	—	—	—	—	—
NatWest Markets PLC	—	—	—	—	—	—	$147	$147	—	—	—	$147
UBS AG	—	—	—	—	—	—	62	62	—	—	—	62
Citibank, N.A.	13	13	—	—	—	13	—	—	—	—	—	—
Australia and New Zealand Bank	104	104	—	—	—	104	—	—	—	—	—	—

Total	$344	$344	—	—	—	$344	$209	$209	—	—	—	$209

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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For the six months ended April 30, 2024, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
U.S. Large Cap Equity Portfolio	6.08%	$1,187	4	$1	$2,093	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$9,251	$21,839	$(364)
U.S. Targeted Value Portfolio	139,080	68,707	(39,503)
U.S. Small Cap Value Portfolio	154,211	74,988	(23,262)
U.S. Core Equity 1 Portfolio	49,572	240,240	(52,750)
U.S. Core Equity 2 Portfolio	145,521	349,692	20,985
U.S. Vector Equity Portfolio	55,179	50,159	(10,511)
U.S. Small Cap Portfolio	113,102	48,660	(17,187)
U.S. Micro Cap Portfolio	107,729	66,949	(24,044)
U.S. High Relative Profitability Portfolio	53,656	44,614	(4,536)
DFA Real Estate Securities Portfolio	730	19,146	1,481

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J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$16,806
U.S. Targeted Value Portfolio	168,011
U.S. Small Cap Value Portfolio	129,787
U.S. Core Equity 1 Portfolio	165,646
U.S. Core Equity 2 Portfolio	328,411
U.S. Vector Equity Portfolio	68,130
U.S. Small Cap Portfolio	381,853
U.S. Micro Cap Portfolio	95,076
U.S. High Relative Profitability Portfolio	110,044
DFA Real Estate Securities Portfolio	8,257

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

83

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R1 and Class R2 shares (collectively, the “Class R shares”) of the U.S. Targeted Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Large Cap Equity Portfolio	$62,525
U.S. Targeted Value Portfolio	765,578
U.S. Small Cap Value Portfolio	1,004,320
U.S. Core Equity 1 Portfolio	899,538
U.S. Core Equity 2 Portfolio	2,070,087
U.S. Vector Equity Portfolio	238,368
U.S. Small Cap Portfolio	633,196
U.S. Micro Cap Portfolio	171,710
U.S. High Relative Profitability Portfolio	359,653
DFA Real Estate Securities Portfolio	138,071

N. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports and will have no effect on the Portfolios’ accounting policies or financial statements.

O. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

84

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio	3	67%
U.S. Large Cap Equity Portfolio	3	79%
U.S. Large Cap Value Portfolio	2	65%
U.S. Targeted Value Portfolio	2	51%
U.S. Small Cap Value Portfolio	3	75%
U.S. Core Equity 1 Portfolio	3	72%
U.S. Core Equity 2 Portfolio	4	82%
U.S. Vector Equity Portfolio	4	83%
U.S. Small Cap Portfolio	2	54%
U.S. Micro Cap Portfolio	4	82%
U.S. High Relative Profitability Portfolio	2	81%
DFA Real Estate Securities Portfolio	2	64%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements.Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

85

For the six months ended April 30, 2024, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
U.S. Large Cap Equity Portfolio	$80,382	2,938,293	$113
U.S. Large Cap Value Portfolio	920,195	20,117,012	1,294
U.S. Targeted Value Portfolio	480,330	15,778,240	675
U.S. Small Cap Value Portfolio	343,120	7,806,497	501
U.S. Core Equity 1 Portfolio	903,619	24,694,481	1,220
U.S. Core Equity 2 Portfolio	1,144,430	34,427,369	1,574
U.S. Vector Equity Portfolio	129,831	5,304,433	182
U.S. Small Cap Portfolio	256,625	5,931,665	359
U.S. Micro Cap Portfolio	230,129	9,029,092	323
U.S. High Relative Profitability Portfolio	259,876	12,310,874	365
DFA Real Estate Securities Portfolio	231,298	6,165,906	320

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

87

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,005.10	0.32%	$1.60
Hypothetical 5% Annual Return	1,000.00	1,023.27	0.32%	1.61

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28,2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	2.6%
Communications	0.9%
Consumer, Cyclical	3.0%
Consumer, Non-cyclical	8.9%
Energy	5.0%
Financials	25.7%
Foreign Government	3.1%
Industrials	2.9%
Supranational	1.5%
Technology	2.8%
U.S. Government	39.4%
Utilities	4.2%

100.0%

89

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face
		Amount^	Value†
		(000)
	BONDS — (51.0%)
	AUSTRALIA — (0.3%)
	APA Infrastructure Ltd.
Ω	4.200%, 03/23/25	3,200	3,148,757

	CANADA — (6.9%)
	Bank of Montreal
	2.500%, 06/28/24	3,000	$2,984,837
	0.625%, 07/09/24	1,350	1,337,164
	Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.320%, FRN, 5.673%, 07/09/24	2,000	2,000,358
(r)	SOFR + 0.950%, FRN, 6.305%, 09/25/25	2,000	2,012,800
(r)	SOFR + 1.330%, FRN, 6.683%, 06/05/26	2,100	2,134,650
	Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.736%, 07/31/24	1,000	1,000,419
(r)	SOFR + 0.460%, FRN, 5.813%, 01/10/25	1,205	1,206,286
(r)	SOFR + 1.090%, FRN, 6.444%, 06/12/25	1,000	1,008,391
	Brookfield Corp.
	4.000%, 01/15/25	3,400	3,359,382
	Canadian Imperial Bank of Commerce
	1.000%, 10/18/24	3,500	3,426,097
#	2.250%, 01/28/25	481	469,241
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 1.220%, FRN
(r)	6.575%, 10/02/26	2,200	2,225,619
	Canadian Natural Resources Ltd. 3.900%, 02/01/25	7,300	7,199,938
	Enbridge, Inc.
	3.500%, 06/10/24	1,560	1,556,201
	2.500%, 01/15/25	1,920	1,874,920

		Face Amount^		Value†
		(000)
CANADA — (Continued)
ITC Holdings Corp.
3.650%, 06/15/24			8,100	$8,075,293
National Bank of Canada
0.750%, 08/06/24			8,300	8,193,909
Province of Quebec
4.200%, 03/10/25		AUD	2,000	1,289,239
Royal Bank of Canada
0.650%, 07/29/24			1,750	1,729,504
Royal Bank of Canada, Floating Rate Note,
(r)	SOFR + 0.360%, FRN, 5.715%, 07/29/24		4,750	4,751,645
(r)	SOFR + 0.950%, FRN, 6.304%, 01/19/27		3,900	3,934,667
Thomson Reuters Corp.
3.850%, 09/29/24			5,000	4,947,739
Toronto-Dominion Bank
0.700%, 09/10/24			2,400	2,358,216

TOTAL CANADA				69,076,515

FINLAND — (0.1%)
Nordea Bank Abp
Ω	0.625%, 05/24/24		1,070	1,066,777

FRANCE — (1.9%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		1,846	1,812,199
BNP Paribas SA
Ω	3.375%, 01/09/25		6,500	6,392,755
BPCE SA
Ω	2.375%, 01/14/25		7,485	7,298,945
Credit Agricole SA
#	3.250%, 10/04/24		2,800	2,769,705
(r)Ω	SOFR + 0.870%, FRN, 6.223%, 03/11/27		750	752,680

TOTAL FRANCE				19,026,284

GERMANY — (3.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,930,986

90

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	GERMANY — (Continued)
	BMW U.S. Capital LLC,
	Floating Rate Note, SOFR + 0.550%, FRN
(r)Ω	5.905%, 04/02/26		2,000	$2,005,552
	Deutsche Bank AG
	0.898%, 05/28/24		2,240	2,232,491
	EMD Finance LLC
	3.250%, 03/19/25		5,697	5,579,490
	Kreditanstalt fuer Wiederaufbau
	1.500%, 07/24/24	AUD	8,800	5,663,359
	Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.670%, FRN
(r)Ω	6.023%, 01/09/26		3,800	3,814,339
	NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,571,093
	Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.830%, FRN
(r)Ω	6.183%, 03/20/26		1,700	1,702,907

	TOTAL GERMANY			29,500,217

	IRELAND — (0.5%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,450	2,429,617
	3.500%, 01/15/25		3,000	2,949,587

	TOTAL IRELAND			5,379,204

	ITALY — (0.6%)
	Republic of Italy Government International Bonds
	0.875%, 05/06/24		6,000	5,995,728

	JAPAN — (5.4%)
	American Honda Finance Corp.
	0.550%, 07/12/24		8,000	7,922,393
	American Honda Finance Corp., Floating Rate Note,
(r)	SOFR + 0.790%, FRN, 6.144%, 10/03/25		2,230	2,240,360
(r)	SOFR + 0.770%, FRN, 6.123%, 03/12/27		440	442,486

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	$1,982,057
Nomura Holdings, Inc.
	2.648%, 01/16/25		7,390	7,216,436
NTT Finance Corp.
Ω	4.142%, 07/26/24		2,000	1,992,403
ORIX Corp.
	3.250%, 12/04/24		5,000	4,924,244
Sumitomo Mitsui Banking Corp.
	3.400%, 07/11/24		300	298,671
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,440,807
	2.348%, 01/15/25		2,400	2,344,032
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.800%, 09/16/24		443	434,638
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.150%, FRN Note, SOFR + 1.150%, FRN
(r)Ω	6.503%, 09/14/26		1,750	1,770,830
Suntory Holdings Ltd.
Ω	2.250%, 10/16/24		3,700	3,637,727
Toyota Motor Credit Corp.,
Floating Rate Note,
(r)	SOFR + 0.890%, FRN, 6.240%, 05/18/26		1,800	1,813,041
(r)	SOFR + 0.650%, FRN, 6.004%, 03/19/27		7,900	7,919,093

TOTAL JAPAN				54,379,218

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,891,986

NEW ZEALAND — (2.4%)
New Zealand Government Bonds
	0.500%, 05/15/24	NZD	39,800	23,410,634

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,977,792
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	648,236
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	648,286

91

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	$2,574,296
Nordic Investment Bank
	0.375%, 09/20/24		7,550	7,404,059

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				15,252,669

SWEDEN — (0.9%)
Skandinaviska Enskilda Banken AB
Ω	0.650%,09/09/24		9,299	9,125,036

SWITZERLAND — (0.2%)
UBS AG
Ω	0.700%,08/09/24		1,325	1,306,759
Ω	1.375%,01/13/25		1,000	970,563

TOTAL SWITZERLAND				2,277,322

UNITED KINGDOM — (2.6%)
BAT Capital Corp.
	3.222%, 08/15/24		6,345	6,291,301
	2.789%, 09/06/24		180	178,010
NatWest Markets PLC
Ω	0.800%,08/12/24		10,100	9,962,273
Reckitt Benckiser Treasury Services PLC
Ω	2.750%,06/26/24		8,458	8,420,530
Unilever Capital Corp.
	2.600%, 05/05/24		580	579,765

TOTAL UNITED KINGDOM				25,431,879

UNITED STATES — (24.0%)
AbbVie, Inc.
	3.850%, 06/15/24		245	244,373
Aetna, Inc.
	3.500%, 11/15/24		1,200	1,185,405
Allegion U.S. Holding Co., Inc.
	3.200%, 10/01/24		133	131,470
American Express Co., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.108%,02/13/26		1,376	1,382,346
American Tower Corp.
	3.375%, 05/15/24		2,490	2,487,530
Ameriprise Financial, Inc.
	3.000%, 04/02/25		3,960	3,866,878

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Arizona Public Service Co.
3.350%, 06/15/24	4,328	$4,305,828
Arrow Electronics, Inc.
3.250%, 09/08/24	1,500	1,486,045
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r) 5.764%, 06/14/24	460	460,026
Becton Dickinson & Co.
3.363%, 06/06/24	1,700	1,695,877
Campbell Soup Co.
3.300%, 03/19/25	6,287	6,154,906
Capital One Financial Corp.
3.300%, 10/30/24	1,486	1,468,111
3.200%, 02/05/25	4,900	4,803,974
Cardinal Health, Inc.
3.079%, 06/15/24	8,150	8,121,380
Caterpillar Financial Services Corp.
3.300%, 06/09/24	1,110	1,106,799
CenterPoint Energy, Inc.
2.500%, 09/01/24	2,000	1,976,323
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r) 5.868%, 05/13/26	7,700	7,691,633
Citigroup, Inc.
3.750%, 06/16/24	1,000	997,392
CNA Financial Corp.
3.950%, 05/15/24	5,850	5,846,546
Conagra Brands, Inc.
4.300%, 05/01/24	465	465,000
Constellation Energy Generation LLC
3.250%, 06/01/25	7,800	7,597,145
Continental Resources, Inc.
3.800%, 06/01/24	587	585,292
Crown Castle, Inc.
3.200%, 09/01/24	780	772,975
Devon Energy Corp.
5.250%, 09/15/24	400	398,874
Discover Financial Services
3.950%, 11/06/24	2,496	2,470,792
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	6,327	6,222,686
Edison International
3.550%, 11/15/24	3,000	2,962,941
4.950%, 04/15/25	4,620	4,580,055
Elevance Health, Inc.
3.500%, 08/15/24	2,300	2,284,960
2.375%, 01/15/25	8,700	$8,499,281

92

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Energy Transfer LP
4.050%, 03/15/25	344	338,743
Equifax, Inc.
2.600%, 12/01/24	1,700	1,668,502
Evergy, Inc.
2.450%, 09/15/24	447	441,091
Fiserv, Inc.
2.750%, 07/01/24	5,000	4,973,630
Flex Ltd.
4.750%, 06/15/25	600	592,199
General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r) 5.914%, 05/05/26	4,714	4,725,018
General Motors Financial Co., Inc.
1.200%, 10/15/24	2,000	1,958,897
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	4,361	4,351,515
Global Payments, Inc.
2.650%, 02/15/25	2,600	2,535,861
Goldman Sachs Group, Inc.
3.500%, 01/23/25	5,000	4,921,862
Goldman Sachs Group, Inc., Floating Rate Note, SOFR + 0.486%, FRN
(r) 5.840%, 10/21/24	5,160	5,163,664
Huntington Bancshares, Inc.
2.625%, 08/06/24	540	535,407
International Business Machines Corp.
3.000%, 05/15/24	6,600	6,593,384
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.792%, 03/06/26	2,500	2,506,914
Laboratory Corp. of America Holdings
3.600%, 02/01/25	363	356,710
Marathon Petroleum Corp.
3.625%, 09/15/24	5,500	5,452,169
MPLX LP
4.875%, 12/01/24	2,150	2,136,224
NextEra Energy Capital Holdings, Inc.
4.200%, 06/20/24	720	718,366

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.115%, 01/29/26	7,800	$7,819,065
	NNN REIT, Inc.
	3.900%, 06/15/24	1,300	1,296,682
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	6,250	6,191,687
	Oracle Corp.
	3.400%, 07/08/24	500	497,619
	2.950%, 11/15/24	6,300	6,206,637
	Parker-Hannifin Corp.
	3.650%, 06/15/24	2,000	1,993,702
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.450%, 07/01/24	2,060	2,051,758
	PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.748%, 02/13/26	3,020	3,025,255
	Philip Morris International, Inc.
	2.875%, 05/01/24	10,000	10,000,000
	Public Storage Operating Co., Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.054%, 04/16/27	11,500	11,539,848
	Realty Income Corp.
	3.875%, 07/15/24	8,657	8,626,865
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	5,000	4,998,112
	Simon Property Group LP
	2.000%, 09/13/24	8,267	8,157,807
	Timken Co.
	3.875%, 09/01/24	6,400	6,355,421
	Truist Financial Corp.
	2.500%, 08/01/24	280	277,672
	Ventas Realty LP
	3.500%, 02/01/25	6,600	6,480,398
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.144%, 03/20/26	2,259	2,275,287
	Wells Fargo & Co.
	# 3.300%, 09/09/24	5,000	4,958,355
	Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,805,237

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
#	3.550%, 04/01/25	2,600	$2,547,399

TOTAL UNITED STATES			240,327,805

TOTAL BONDS			510,290,031

U.S. TREASURY OBLIGATIONS — (39.2%)
U.S. Treasury Bills
∞	4.566%, 05/14/24	38,000	37,927,684
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	156,000	156,180,553
(r)	3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	153,000	153,336,089
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	35,000	35,036,914
(r)	3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	10,000	10,004,371

TOTAL U.S. TREASURY OBLIGATIONS			392,485,611

COMMERCIAL PAPER — (9.4%)

CANADA — (2.5%)
Canadian National Railway Co.
Ω	5.550%, 05/22/24	7,000	6,977,068
Ω	6.104%, 06/26/24	1,000	991,328
Nutrien Ltd.
Ω	5.704%, 07/05/24	7,500	7,423,633
Rogers Communications, Inc.
Ω	5.769%, 05/16/24	4,000	3,990,249
TELUS Corp.
Ω	5.635%, 08/22/24	5,500	5,402,080
Ω	5.776%, 09/25/24	250	244,204

TOTAL CANADA			25,028,562

GERMANY — (0.8%)
BASF SE
Ω	5.614%, 07/30/24	8,000	7,890,207
VW Credit, Inc.
Ω	5.799%, 05/17/24	250	249,351

TOTAL GERMANY			8,139,558

		Face Amount^	Value†
		(000)
ITALY — (0.6%)
Intesa Sanpaolo Funding LLC
	5.754%, 05/08/24	6,000	$5,992,359

SPAIN — (0.1%)
Avangrid, Inc.
Ω	5.115%,06/13/24	1,250	1,241,334

UNITED KINGDOM — (0.5%)
HSBC USA, Inc.
Ω	5.577%,05/24/24	3,213	3,201,437
Ω	5.627%,06/27/24	2,154	2,134,909

TOTAL UNITED KINGDOM			5,336,346

UNITED STATES — (4.9%)
American Electric Power Co., Inc.
Ω	5.741%,06/12/24	6,000	5,960,019
Bayer Corp.
Ω	5.753%,07/08/24	1,099	1,087,023
Ω	5.661%,07/08/24	3,000	2,967,305
Ω	5.756%,07/24/24	1,000	986,549
Ω	5.695%,08/15/24	500	491,533
Dominion Energy, Inc.
Ω	5.682%,05/01/24	1,000	999,850
Ω	5.703%,05/17/24	5,925	5,909,693
Ω	5.658%,09/05/24	1,000	979,986
EIDP, Inc.
Ω	5.617%,05/10/24	5,000	4,992,357
Ω	6.204%,05/13/24	1,500	1,497,012
Ω	5.610%,05/23/24	500	498,243
Ω	5.587%,06/10/24	3,500	3,477,715
Entergy Corp.
Ω	5.763%,05/07/24	6,000	5,993,700
Eversource Energy
Ω	5.756%,05/03/24	500	499,774
General Motors Financial Co., Inc.
Ω	5.065%,05/21/24	1,000	996,750
Ω	5.762%,08/09/24	2,979	2,931,832
Harley-Davidson Financial Services, Inc.
Ω	6.262%,05/14/24	6,000	5,986,956

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ω	6.155%, 06/27/24	2,250	$2,229,125

TOTAL UNITED STATES			48,485,422

TOTAL COMMERCIAL PAPER (Cost $94,243,757)			94,223,581

TOTAL INVESTMENT SECURITIES (Cost $1,007,927,989)			996,999,223

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	374,323	$4,330,168

TOTAL INVESTMENTS — (100.0%) (Cost $1,012,258,157)			$1,001,329,391

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	27,960,834	AUD	42,302,849	Societe Generale	05/07/24	$552,933
USD	7,559,406	CAD	10,189,740	HSBC Bank	05/08/24	156,730
USD	24,954,389	NZD	41,223,969	State Street Bank and Trust	05/10/24	663,296

Total Appreciation						$1,372,959

AUD	15,405,726	USD	10,180,447	Societe Generale	05/07/24	$(199,119)
CAD	10,189,740	USD	7,556,665	UBS AG	05/08/24	(153,989)
NZD	1,485,883	USD	879,432	Citibank, N.A.	05/10/24	(3,880)

Total (Depreciation)						$(356,988)

Total Appreciation (Depreciation)						$1,015,971

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	95	07/12/24	$2,137,839	$2,122,062	$(15,777)
CBOT Soybean Futures	37	07/12/24	2,178,057	2,151,550	(26,507)
CBOT Soybean Meal Futures	37	07/12/24	1,275,522	1,302,030	26,508
CBOT Soybean Oil Futures	46	07/12/24	1,257,068	1,187,076	(69,992)
CBOT Wheat Futures	36	07/12/24	1,120,179	1,085,851	(34,328)
CME Lean Hogs Futures	25	07/15/24	1,059,589	1,054,250	(5,339)
CME Live Cattle Futures	20	08/30/24	1,414,231	1,384,800	(29,431)
COMEX Copper Futures	22	07/29/24	2,515,771	2,510,475	(5,296)
COMEX Gold 100 Troy Oz. Futures	27	08/28/24	6,397,417	6,276,690	(120,727)
COMEX Silver Futures	15	07/29/24	2,065,173	1,999,050	(66,123)
Gas Oil	14	07/11/24	1,108,485	1,089,200	(19,285)
Ice Brent Crude Oil Futures	38	07/31/24	3,290,134	3,226,580	(63,554)

95

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CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
KCBT Hard Red Winter Wheat Futures	23	07/12/24	$752,470	$730,538	$(21,932)
LME Lead Futures	16	07/15/24	838,696	887,304	48,608
LME Lead Futures	19	05/13/24	1,047,386	1,039,970	(7,416)
LME Nickel Futures	30	05/13/24	2,919,501	3,438,360	518,859
LME Nickel Futures	26	07/15/24	2,748,308	3,000,036	251,728
LME Primary Aluminum Futures	83	05/13/24	4,706,697	5,323,807	617,110
LME Primary Aluminum Futures	73	07/15/24	4,397,356	4,725,564	328,208
LME Zinc Futures	45	05/13/24	2,813,179	3,290,422	477,243
LME Zinc Futures	39	07/15/24	2,535,014	2,854,264	319,250
Nybot Csc ’c’ Coffee Futures	17	07/19/24	1,428,063	1,381,144	(46,919)
Nybot Csc No. 11 World Sugar Futures	46	06/28/24	983,687	1,000,003	16,316
NYBOT CTN No. 2 Cotton Futures	15	07/09/24	606,806	588,225	(18,581)
NYMEX Henry Hub Natural Gas Futures	118	06/26/24	2,695,499	2,736,420	40,921
NYMEX Light Sweet Crude Oil Futures	39	06/20/24	3,242,191	3,169,920	(72,271)
NYMEX NY Harbor ULSD Futures	8	06/28/24	864,082	852,969	(11,113)
NYMEX Reformulated Gasoline Blend Futures	10	06/28/24	1,136,131	1,114,722	(21,409)

Total			$59,534,531	$61,523,282	$1,988,751
Short Position contracts:
LME Lead Futures	(10)	07/15/24	(536,920)	(554,565)	(17,645)
LME Lead Futures	(19)	05/13/24	(971,066)	(1,039,970)	(68,904)
LME Nickel Futures	(16)	07/15/24	(1,791,612)	(1,846,176)	(54,564)
LME Nickel Futures	(30)	05/13/24	(3,045,801)	(3,438,360)	(392,559)
LME Primary Aluminum Futures	(45)	07/15/24	(2,902,824)	(2,913,019)	(10,195)
LME Primary Aluminum Futures	(83)	05/13/24	(4,649,624)	(5,323,807)	(674,183)
LME Zinc Futures	(24)	07/15/24	(1,645,147)	(1,756,470)	(111,323)
LME Zinc Futures	(45)	05/13/24	(2,716,368)	(3,290,423)	(574,055)

Total			$(18,259,362)	$(20,162,790)	$(1,903,428)

Total Futures Contracts.			$41,275,169	$41,360,492	$85,323

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	152,977,323	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/29/24	—	—	$(1,870,210)	$(1,870,210)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	231,980,231	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/29/24	—	—	(2,375,908)	(2,375,908)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	215,817,415	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	06/26/24	—	—	(1,466,249)	(1,466,249)

96

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CONTINUED

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	100,718,778	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/26/24	—	—	$(893,630)	$(893,630)
RBC Custom RBCADM0T Total Return Index (5)	Royal Bank of Canada	USD	10,064,618	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/29/24	—	—	(115,602)	(115,602)
RBC Custom RBCADMDT Total Return Index (6)	Royal Bank of Canada	USD	90,057,656	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/29/24	—	—	(956,702)	(956,702)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	283,640,045	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/29/24	—	—	(3,257,677)	(3,257,677)

Total						—	—	$(10,935,978)	$(10,935,978)

*	Portfolio receives the price appreciation of the reference entity at maturity.
***	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$4,356,277
CBOT Corn Futures	5.17%	7,908,355
NYMEX Light Sweet Crude Oil Futures	7.63%	11,669,729
ICE Brent Crude Oil Futures	7.75%	11,861,040
NYBOT CTN No. 2 Cotton Futures	1.45%	2,212,275
COMEX Gold 100 Troy Oz. Futures	15.32%	23,436,932
COMEX Copper Futures	5.98%	9,151,917
NYMEX NY Harbor ULSD Futures	2.00%	3,066,856
NYBOT CSC ’C’ Coffee Futures	3.32%	5,077,381
KCBT Hard Red Winter Wheat Futures	1.73%	2,650,248
LME Primary Aluminum Futures	4.42%	6,759,963
CME Live Cattle Futures	3.31%	5,065,078
CME Lean Hogs Futures	2.53%	3,867,655
LME Lead Futures	0.87%	1,331,499
LME Nickel Futures	2.86%	4,382,277
LME Zinc Futures	2.68%	4,099,779
NYMEX Henry Hub Natural Gas Futures	6.65%	10,175,452
ICE Gasoil Futures	2.71%	4,143,938
CBOT Soybean Futures	5.15%	7,876,798
NYBOT CSC No. 11 World Sugar Futures	2.43%	3,718,506
COMEX Silver Futures	4.82%	7,372,450
CBOT Soybean Meal Futures	3.18%	4,857,796
CBOT Wheat Futures	2.60%	3,975,680
NYMEX Reformulated Gasoline Blend Futures	2.59%	3,959,442

Total Notional Amount		$152,977,323

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$6,714,718
CBOT Corn Futures	4.14%	9,613,226
NYMEX Light Sweet Crude Oil Futures	9.19%	21,322,963
ICE Brent Crude Oil Futures	9.49%	22,008,692
NYBOT CTN No. 2 Cotton Futures	1.78%	4,130,196
COMEX Gold 100 Troy Oz. Futures	12.16%	28,191,427
COMEX Copper Futures	5.99%	13,894,120
NYMEX NY Harbor ULSD Futures	2.02%	4,690,864
NYBOT CSC ’C’ Coffee Futures	3.99%	9,245,580
KCBT Hard Red Winter Wheat Futures	1.39%	3,217,286
LME Primary Aluminum Futures	4.42%	10,248,600
CME Live Cattle Futures	3.34%	7,758,243
CME Lean Hogs Futures	3.02%	7,010,768
LME Lead Futures	0.87%	2,021,414
LME Nickel Futures	2.29%	5,319,894
LME Zinc Futures	2.67%	6,188,542
NYMEX Henry Hub Natural Gas Futures	6.76%	15,676,693
ICE Gasoil Futures	3.27%	7,586,804
CBOT Soybean Futures	5.17%	11,997,847
NYBOT CSC No. 11 World Sugar Futures	2.92%	6,771,160
COMEX Silver Futures	3.86%	8,960,628
CBOT Soybean Meal Futures	3.18%	7,371,441
CBOT Wheat Futures	2.10%	4,869,212
NYMEX Reformulated Gasoline Blend Futures	3.09%	7,169,913

Total Notional Amount		$231,980,231

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$6,246,882
CBOT Corn Futures	4.14%	8,943,441
NYMEX Light Sweet Crude Oil Futures	9.19%	19,837,322
ICE Brent Crude Oil Futures	9.49%	20,475,275
NYBOT CTN No. 2 Cotton Futures	1.78%	3,842,432
COMEX Gold 100 Troy Oz. Futures	12.16%	26,227,237
COMEX Copper Futures	5.99%	12,926,071
NYMEX NY Harbor ULSD Futures	2.02%	4,364,036
NYBOT CSC ’C’ Coffee Futures	3.99%	8,601,411
KCBT Hard Red Winter Wheat Futures	1.39%	2,993,128
LME Primary Aluminum Futures	4.42%	9,534,547
CME Live Cattle Futures	3.34%	7,217,701
CME Lean Hogs Futures	3.02%	6,522,305

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Lead Futures	0.87%	1,880,576
LME Nickel Futures	2.29%	4,949,240
LME Zinc Futures	2.67%	5,757,367
NYMEX Henry Hub Natural Gas Futures	6.76%	14,584,447
ICE Gasoil Futures	3.27%	7,058,207
CBOT Soybean Futures	5.17%	11,161,918
NYBOT CSC No. 11 World Sugar Futures	2.92%	6,299,391
COMEX Silver Futures	3.86%	8,336,312
CBOT Soybean Meal Futures	3.18%	6,857,849
CBOT Wheat Futures	2.10%	4,529,958
NYMEX Reformulated Gasoline Blend Futures	3.09%	6,670,362

Total Notional Amount		$215,817,415

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$2,868,131
CBOT Corn Futures	5.17%	5,206,784
NYMEX Light Sweet Crude Oil Futures	7.63%	7,683,236
ICE Brent Crude Oil Futures	7.75%	7,809,193
NYBOT CTN No. 2 Cotton Futures	1.45%	1,456,540
COMEX Gold 100 Troy Oz. Futures	15.32%	15,430,648
COMEX Copper Futures	5.98%	6,025,533
NYMEX NY Harbor ULSD Futures	2.00%	2,019,188
NYBOT CSC ’C’ Coffee Futures	3.32%	3,342,898
KCBT Hard Red Winter Wheat Futures	1.73%	1,744,897
LME Primary Aluminum Futures	4.42%	4,450,694
CME Live Cattle Futures	3.31%	3,334,798
CME Lean Hogs Futures	2.53%	2,546,426
LME Lead Futures	0.87%	876,646
LME Nickel Futures	2.86%	2,885,248
LME Zinc Futures	2.68%	2,699,254
NYMEX Henry Hub Natural Gas Futures	6.65%	6,699,419
ICE Gasoil Futures	2.71%	2,728,329
CBOT Soybean Futures	5.15%	5,186,007
NYBOT CSC No. 11 World Sugar Futures	2.43%	2,448,228
COMEX Silver Futures	4.82%	4,853,949
CBOT Soybean Meal Futures	3.18%	3,198,325
CBOT Wheat Futures	2.60%	2,617,549
NYMEX Reformulated Gasoline Blend Futures	2.59%	2,606,858

Total Notional Amount		$100,718,778

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$286,607
CBOT Corn Futures	5.17%	520,303
NYMEX Light Sweet Crude Oil Futures	7.63%	767,770

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	7.75%	780,356
NYBOT CTN No. 2 Cotton Futures	1.45%	145,549
COMEX Gold 100 Troy Oz. Futures	15.32%	1,541,953
COMEX Copper Futures	5.98%	602,119
NYMEX NY Harbor ULSD Futures	2.00%	201,773
NYBOT CSC ’C’ Coffee Futures	3.32%	334,049
KCBT Hard Red Winter Wheat Futures	1.73%	174,364
LME Primary Aluminum Futures	4.42%	444,749
CME Live Cattle Futures	3.31%	333,239
CME Lean Hogs Futures	2.53%	254,459
LME Lead Futures	0.87%	87,601
LME Nickel Futures	2.86%	288,317
LME Zinc Futures	2.68%	269,731
NYMEX Henry Hub Natural Gas Futures	6.65%	669,459
ICE Gasoil Futures	2.71%	272,636
CBOT Soybean Futures	5.15%	518,227
NYBOT CSC No. 11 World Sugar Futures	2.43%	244,646
COMEX Silver Futures	4.82%	485,045
CBOT Soybean Meal Futures	3.18%	319,602
CBOT Wheat Futures	2.60%	261,566
NYMEX Reformulated Gasoline Blend Futures	2.59%	260,498

Total Notional Amount		$10,064,618

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$2,606,738
CBOT Corn Futures	4.14%	3,731,976
NYMEX Light Sweet Crude Oil Futures	9.19%	8,277,843
ICE Brent Crude Oil Futures	9.49%	8,544,052
NYBOT CTN No. 2 Cotton Futures	1.78%	1,603,394
COMEX Gold 100 Troy Oz. Futures	12.16%	10,944,267
COMEX Copper Futures	5.99%	5,393,873
NYMEX NY Harbor ULSD Futures	2.02%	1,821,053
NYBOT CSC ’C’ Coffee Futures	3.99%	3,589,251
KCBT Hard Red Winter Wheat Futures	1.39%	1,248,991
LME Primary Aluminum Futures	4.42%	3,978,636
CME Live Cattle Futures	3.34%	3,011,848
CME Lean Hogs Futures	3.02%	2,721,669
LME Lead Futures	0.87%	784,739
LME Nickel Futures	2.29%	2,065,250
LME Zinc Futures	2.67%	2,402,470
NYMEX Henry Hub Natural Gas Futures	6.76%	6,085,890
ICE Gasoil Futures	3.27%	2,945,293
CBOT Soybean Futures	5.17%	4,657,716
NYBOT CSC No. 11 World Sugar Futures	2.92%	2,628,650
COMEX Silver Futures	3.86%	3,478,629
CBOT Soybean Meal Futures	3.18%	2,861,687
CBOT Wheat Futures	2.10%	1,890,290
NYMEX Reformulated Gasoline Blend Futures	3.09%	2,783,451

Total Notional Amount		$90,057,656

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$8,077,111
CBOT Corn Futures	5.17%	14,663,128
NYMEX Light Sweet Crude Oil Futures	7.63%	21,637,211
ICE Brent Crude Oil Futures	7.75%	21,991,927
NYBOT CTN No. 2 Cotton Futures	1.45%	4,101,848
COMEX Gold 100 Troy Oz. Futures	15.32%	43,455,150
COMEX Copper Futures	5.98%	16,968,856
NYMEX NY Harbor ULSD Futures	2.00%	5,686,353
NYBOT CSC ’C’ Coffee Futures	3.32%	9,414,131
KCBT Hard Red Winter Wheat Futures	1.73%	4,913,908
LME Primary Aluminum Futures	4.42%	12,533,859
CME Live Cattle Futures	3.31%	9,391,319
CME Lean Hogs Futures	2.53%	7,171,140
LME Lead Futures	0.87%	2,468,774
LME Nickel Futures	2.86%	8,125,316
LME Zinc Futures	2.68%	7,601,528
NYMEX Henry Hub Natural Gas Futures	6.65%	18,866,625
ICE Gasoil Futures	2.71%	7,683,406
CBOT Soybean Futures	5.15%	14,604,618
NYBOT CSC No. 11 World Sugar Futures	2.43%	6,894,599
COMEX Silver Futures	4.82%	13,669,490
CBOT Soybean Meal Futures	3.18%	9,006,991
CBOT Wheat Futures	2.60%	7,371,432
NYMEX Reformulated Gasoline Blend Futures	2.59%	7,341,325

Total Notional Amount		$283,640,045

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$3,148,757	—	$3,148,757
Canada	—	69,076,515	—	69,076,515
Finland	—	1,066,777	—	1,066,777
France	—	19,026,284	—	19,026,284
Germany	—	29,500,217	—	29,500,217
Ireland	—	5,379,204	—	5,379,204
Italy	—	5,995,728	—	5,995,728
Japan	—	54,379,218	—	54,379,218
Netherlands	—	6,891,986	—	6,891,986
New Zealand	—	23,410,634	—	23,410,634
Supranational Organization Obligations	—	15,252,669	—	15,252,669
Sweden	—	9,125,036	—	9,125,036
Switzerland	—	2,277,322	—	2,277,322
United Kingdom	—	25,431,879	—	25,431,879
United States	—	240,327,805	—	240,327,805
U.S. Treasury Obligations	—	392,485,611	—	392,485,611

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$94,223,581	—	$94,223,581
Securities Lending Collateral	—	4,330,168	—	4,330,168

Total Investments in Securities	—	$1,001,329,391	—	$1,001,329,391

Financial Instruments
Assets
Forward Currency Contracts**	—	1,372,959	—	1,372,959
Futures Contracts**	$2,644,751	—	—	2,644,751
Liabilities
Forward Currency Contracts**	—	(356,988)	—	(356,988)
Futures Contracts**	(2,559,428)	—	—	(2,559,428)
Swap Agreements**	—	(10,935,978)	—	(10,935,978)

Total Financial Instruments	$85,323	$(9,920,007)	—	$(9,834,684)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $4,242 of securities on loan)	$996,999
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,330)	4,330
Segregated Cash for Futures Contracts	360
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	12,800
Cash	136,669
Receivables:
Investment Securities Sold	2,961
Dividends and Interest	3,829
Securities Lending Income	3
Fund Shares Sold	153
Unrealized Gain on Forward Currency Contracts	1,373

Total Assets	1,159,479

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,352
Investment Securities Purchased	23,051
Fund Shares Redeemed	712
Due to Advisor	272
Due to Broker	2,380
Futures Margin Variation	39
Unrealized Loss on Swap Contracts	10,936
Unrealized Loss on Forward Currency Contracts	357
Payable for Swap Contracts Payments	679
Accrued Expenses and Other Liabilities	125

Total Liabilities	42,903

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE D)
NET ASSETS	$1,116,576

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	243,491,736

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.59

Investment Securities at Cost	$1,007,928

Foreign Currencies at Cost	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,195,109
Total Distributable Earnings (Loss)	(78,533)

NET ASSETS	$1,116,576

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$23,978
Income from Securities Lending, Net	10

Total Investment Income	23,988

Expenses
Investment Management Fees	2,037
Accounting & Transfer Agent Fees	108
Custodian Fees	28
Filing Fees	23
Shareholders’ Reports	36
Directors’/Trustees’ Fees & Expenses	5
Professional Fees	13
Other	30

Total Expenses	2,280

Fees Waived, Expenses Reimbursed by Advisor (Note D)	393
Fees Paid Indirectly (Note D)	5

Net Expenses	1,882

Net Investment Income (Loss)	22,106

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(8,683)
Affiliated Investment Companies Shares Sold	1
Futures	(3,872)
Swap Contracts	(24,362)
Foreign Currency Transactions	47
Forward Currency Contracts	(1,686)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	23,430
Futures	520
Swap Contracts	(6,323)
Translation of Foreign Currency-Denominated Amounts	6
Forward Currency Contracts	(271)

Net Realized and Unrealized Gain (Loss)	(21,193)

Net Increase (Decrease) in Net Assets Resulting from Operations	$913

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,106	$43,688
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(8,683)	(20,616)
Affiliated Investment Companies Shares Sold	12
Futures	(3,872)	(9,574)
Swap Contracts	(24,362)	(127,781)
Foreign Currency Transactions	47	(111)
Forward Currency Contracts	(1,686)	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	23,430	49,627
Affiliated Investment Companies Shares	—	6
Futures	520	471
Swap Contracts	(6,323)	(10,073)
Translation of Foreign Currency-Denominated Amounts	6	14
Forward Currency Contracts	(271)	896

Net Increase (Decrease) in Net Assets Resulting from Operations	913	(74,125)

Distributions:
Institutional Class Shares	(25,469)	(113,511)
Capital Share Transactions (1):
Shares Issued	198,792	518,609
Shares Issued in Lieu of Cash Distributions	24,414	104,344
Shares Redeemed	(394,951)	(812,529)

Net Increase (Decrease) from Capital Share Transactions	(171,745)	(189,576)

Total Increase (Decrease) in Net Assets	(196,301)	(377,212)
Net Assets
Beginning of Period	1,312,877	1,690,089

End of Period	$1,116,576	$1,312,877

(1) Shares Issued and Redeemed:
Shares Issued	45,274	108,791
Shares Issued in Lieu of Cash Distributions	5,735	20,888
Shares Redeemed	(88,610)	(171,581)

Net Increase (Decrease) from Shares Issued and Redeemed	(37,601)	(41,902)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$4.67		$5.23	$7.26	$5.00	$5.46	$5.68

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.14	0.07	0.01	0.06	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.06)		(0.33)	0.07	2.27	(0.46)	(0.22)

Total from Investment Operations	0.02		(0.19)	0.14	2.28	(0.40)	(0.11)

Less Distributions:
Net Investment Income	(0.10)		(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Total Distributions	(0.10)		(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Net Asset Value, End of Period	$4.59		$4.67	$5.23	$7.26	$5.00	$5.46

Total Return	0.51	%(B)	(4.12%)	6.38%	45.67%	(7.41%)	(1.99%)

Net Assets, End of Period (thousands)	$1,116,576		$1,312,877	$1,690,089	$1,765,786	$1,096,427	$1,579,044
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.32%	0.30%	0.31%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39	%(C)	0.39%	0.38%	0.40%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.77	%(C)	2.85%	1.25%	0.24%	1.15%	1.99%
Portfolio Turnover Rate	41	%(B)	36%	134%	114%	71%	38%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

107

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

108

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2024, the Portfolio held a $242,475,735 investment in the Subsidiary, representing 21.71% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2024, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

109

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2024, approximately $393 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$7

F. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$321,024	$247,053	$61,023	$419,764

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$5,476	$26,712	$27,859	$1	—	$4,330	374	$134	—

Total	$5,476	$26,712	$27,859	$1	—	$4,330	374	$134	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2022	$500,400	—	—	$500,400
2023	113,511	—	—	113,511

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(3,129)	—	$(3,129)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$18,492	—	$(46,601)	$(25,858)	$(53,967)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$46,601	$46,601

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,705,512	$1,955	$(1,689,725)	$(1,687,770)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined

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investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt

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security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$90,413	$99,237	$1,114,815

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)
DFA Commodity Strategy Portfolio	$4,018	$1,373	$2,645

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (3)	Commodity Futures Contracts *,(4)	Swap Contracts (5)
DFA Commodity Strategy Portfolio	$(13,852)	$(357)	$(2,559)	$(10,936)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(29,920)	$(1,686)	$(3,872)	$(24,362)

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	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(6,074)	$(271)	$520	$(6,323)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

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The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2024 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets							Liabilities
DFA Commodity Strategy Portfolio
Citibank, N.A.	—	—	—	—	—	—	$2,364	$2,364	—	—	$(399)	$1,965
HSBC Bank	$157	$157	—	—	—	$157	—	—	—	—	—	—
UBS AG	—	—	—	—	—	—	3,412	3,412	—	—	(2,208)	1,204
Bank of America Corp	—	—	—	—	—	—	4,246	4,246	—	—	(4,246)	—
Royal Bank of Canada	—	—	—	—	—	—	1,072	1,072	—	—	—	1,072
Societe Generale	553	553	$(199)	—	—	354	199	199	$(199)	—	—	—
State Street Bank and Trust	663	663	—	—	—	663	—	—	—	—	—	—

Total	$1,373	$1,373	$(199)	—	—	$1,174	$11,293	$11,293	$(199)	—	$(6,853)	$4,241

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2024.

J. Securities Lending:

As of April 30, 2024, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

M. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio	3	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,209.30	0.08%	$0.44
Hypothetical 5% Annual Return	$1,000.00	$1,024.47	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

121

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	9.1%
Consumer Discretionary	10.3%
Consumer Staples	6.2%
Energy	4.1%
Financials	13.1%
Health Care	12.3%
Industrials	8.8%
Information Technology	29.2%
Materials	2.4%
Real Estate	2.2%
Utilities	2.3%

100.0%

122

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (9.1%)
* Alphabet, Inc., Class A	1,564,642	$254,692,425	2.3%
* Alphabet, Inc., Class C	1,309,971	215,673,625	1.9%
Comcast Corp., Class A	1,051,321	40,065,843	0.4%
Meta Platforms, Inc., Class A	583,924	251,186,587	2.2%
* Netflix, Inc.	114,916	63,277,346	0.6%
Verizon Communications, Inc.	1,115,925	44,067,878	0.4%
Walt Disney Co.	487,112	54,118,143	0.5%
Other Securities		101,240,560	0.8%

TOTAL COMMUNICATION SERVICES		1,024,322,407	9.1%

CONSUMER DISCRETIONARY — (10.3%)
* Amazon.com, Inc.	2,426,369	424,614,575	3.8%
Home Depot, Inc.	264,275	88,325,990	0.8%
McDonald’s Corp.	192,623	52,593,784	0.5%
* Tesla, Inc.	735,704	134,839,829	1.2%
Other Securities		455,822,231	4.0%

TOTAL CONSUMER DISCRETIONARY		1,156,196,409	10.3%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co.	1,033,283	63,825,891	0.6%
Costco Wholesale Corp.	117,825	85,175,692	0.8%
PepsiCo, Inc.	364,981	64,203,808	0.6%
Procter & Gamble Co.	624,797	101,966,870	0.9%
Walmart, Inc.	1,136,707	67,463,560	0.6%
Other Securities		308,121,879	2.6%

TOTAL CONSUMER STAPLES		690,757,700	6.1%

ENERGY — (4.1%)
Chevron Corp.	460,569	74,275,963	0.7%
Exxon Mobil Corp.	1,054,387	124,702,351	1.1%
Other Securities		259,618,695	2.3%

TOTAL ENERGY		458,597,009	4.1%

FINANCIALS — (13.1%)
Bank of America Corp.	1,828,278	67,664,569	0.6%
* Berkshire Hathaway, Inc., Class B	483,084	191,653,915	1.7%
JPMorgan Chase & Co.	767,617	147,182,884	1.3%
Mastercard, Inc., Class A	219,069	98,843,933	0.9%
# Visa, Inc., Class A	419,951	112,803,038	1.0%
Wells Fargo & Co.	955,707	56,692,539	0.5%
Other Securities		798,135,672	7.1%

TOTAL FINANCIALS		1,472,976,550	13.1%

HEALTH CARE — (12.2%)
Abbott Laboratories	461,034	48,855,773	0.4%
AbbVie, Inc.	468,821	76,249,047	0.7%
Danaher Corp.	174,655	43,073,416	0.4%
Eli Lilly & Co.	211,727	165,379,960	1.5%

123

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	639,207	$92,422,940	0.8%
Merck & Co., Inc.	672,872	86,948,520	0.8%
Thermo Fisher Scientific, Inc.	102,603	58,352,378	0.5%
UnitedHealth Group, Inc.	245,591	118,792,367	1.1%
Other Securities		687,890,168	6.0%

TOTAL HEALTH CARE		1,377,964,569	12.2%

INDUSTRIALS — (8.8%)
Caterpillar, Inc.	135,195	45,232,191	0.4%
General Electric Co.	288,927	46,754,167	0.4%
Other Securities		898,194,653	8.0%

TOTAL INDUSTRIALS		990,181,011	8.8%

INFORMATION TECHNOLOGY — (29.1%)
Accenture PLC, Class A	166,504	50,102,719	0.4%
* Adobe, Inc.	120,031	55,553,948	0.5%
* Advanced Micro Devices, Inc.	429,064	67,955,156	0.6%
Apple, Inc.	3,853,200	656,315,556	5.8%
Applied Materials, Inc.	220,834	43,868,674	0.4%
Broadcom, Inc.	116,841	151,924,847	1.4%
Cisco Systems, Inc.	1,079,101	50,696,165	0.5%
International Business Machines Corp.	242,867	40,364,495	0.4%
Intuit, Inc.	74,291	46,477,935	0.4%
Microsoft Corp.	1,972,458	767,937,073	6.8%
NVIDIA Corp.	655,664	566,506,809	5.0%
Oracle Corp.	423,406	48,162,432	0.4%
QUALCOMM, Inc.	296,368	49,152,633	0.4%
Salesforce, Inc.	257,046	69,129,951	0.6%
Texas Instruments, Inc.	241,489	42,603,489	0.4%
Other Securities		563,956,050	5.0%

TOTAL INFORMATION TECHNOLOGY		3,270,707,932	29.0%

MATERIALS — (2.3%)
Linde PLC	128,765	56,780,214	0.5%
Other Securities		208,007,271	1.9%

TOTAL MATERIALS		264,787,485	2.4%

REAL ESTATE — (2.2%)
Other Securities		243,449,900	2.2%

UTILITIES — (2.3%)
Other Securities		261,699,382	2.3%

TOTAL COMMON STOCKS (Cost $2,683,429,347)		11,211,640,354	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	33,565,140	33,565,140	0.3%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	901,198	$10,425,062	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,727,419,499)		$11,255,630,556	100.0%

As of April 30, 2024, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	142	06/21/24	$36,990,443	$35,975,700	$(1,014,743)

Total Futures Contracts			$36,990,443	$35,975,700	$(1,014,743)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$1,024,322,407	—	—		$1,024,322,407
Consumer Discretionary	1,156,196,409	—	—		1,156,196,409
Consumer Staples	690,757,700	—	—		690,757,700
Energy	458,597,009	—	—		458,597,009
Financials	1,472,976,550	—	—		1,472,976,550
Health Care	1,377,757,799	—	$206,770		1,377,964,569
Industrials	990,181,011	—	—		990,181,011
Information Technology	3,270,707,932	—	—		3,270,707,932
Materials	264,787,485	—	—		264,787,485
Real Estate	243,449,900	—	—		243,449,900
Utilities	261,699,382	—	—		261,699,382
Temporary Cash Investments	33,565,140	—	—		33,565,140
Securities Lending Collateral	—	$10,425,062	—		10,425,062

Total Investments in Securities	$11,244,998,724	$10,425,062	$206,770	<>	$11,255,630,556

Financial Instruments
Liabilities
Futures Contracts**	(1,014,743)	—	—		(1,014,743)

Total Financial Instruments	$(1,014,743)	—	—		$(1,014,743)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

125

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $76,560 of securities on loan)	$11,211,640
Temporary Cash Investments at Value & Cost	33,565
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $10,425)	10,425
Segregated Cash for Futures Contracts	1,675
Receivables:
Dividends and Interest	6,928
Securities Lending Income	8
Fund Shares Sold	10,698
Prepaid Expenses and Other Assets	49

Total Assets	11,274,988

LIABILITIES:
Payables:
Upon Return of Securities Loaned	10,446
Fund Shares Redeemed	3,900
Due to Advisor	431
Futures Margin Variation	478
Accrued Expenses and Other Liabilities	867

Total Liabilities	16,122

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,258,866

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,258,866 and shares outstanding of 336,862,880, $0.01 Par Value (1)	$33.42

(1) NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,683,429

NET ASSETS CONSIST OF:
Paid-In Capital	$2,234,582
Total Distributable Earnings (Loss)	9,024,284

NET ASSETS	$11,258,866

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21)	$86,586
Income from Securities Lending, Net	99

Total Investment Income	86,685

Fund Expenses
Investment Management Fees	3,325
Accounting & Transfer Agent Fees	876
S&P 500® Fees	84
Custodian Fees	73
Filing Fees	49
Shareholders’ Reports	82
Directors’/Trustees’ Fees & Expenses	37
Professional Fees	92
Other	627

Total Fund Expenses	5,245

Fees Waived, Expenses Reimbursed by Advisor (Note C)	812

Net Expenses	4,433

Net Investment Income (Loss)	82,252

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	185,458
Affiliated Investment Companies Shares Sold	(1)
Futures	5,428
In-Kind Redemptions	296,829
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,472,221
Futures	(331)

Net Realized and Unrealized Gain (Loss)	1,959,604

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,041,856

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,252	$159,366
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	185,458	352,340
Affiliated Investment Companies Shares Sold	(1)	80
Futures	5,428	5,297
In-Kind Redemptions	296,829	196,611
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,472,221	252,431
Affiliated Investment Companies Shares	—	8
Futures	(331)	(1,071)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,041,856	965,062

Distributions:
Institutional Class Shares	(376,268)	(572,729)
Capital Share Transactions (1):
Shares Issued	830,736	1,249,148
Shares Issued in Lieu of Cash Distributions	350,954	534,574
Shares Redeemed	(1,487,146)	(2,094,067)

Net Increase (Decrease) from Capital Share Transactions	(305,456)	(310,345)

Total Increase (Decrease) in Net Assets	1,360,132	81,988
Net Assets
Beginning of Period	9,898,734	9,816,746

End of Period	$11,258,866	$9,898,734

(1) Shares Issued and Redeemed:
Shares Issued	25,585	43,453
Shares Issued in Lieu of Cash Distributions	11,337	19,445
Shares Redeemed	(45,903)	(73,335)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,981)	(10,437)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$28.62		$27.55	$34.56	$25.10	$23.48	$21.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.45	0.44	0.43	0.44	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	5.65		2.26	(5.21)	10.09	1.77	2.50

Total from Investment Operations	5.89		2.71	(4.77)	10.52	2.21	2.94

Less Distributions:
Net Investment Income	(0.20)		(0.42)	(0.40)	(0.43)	(0.47)	(0.39)
Net Realized Gains	(0.89)		(1.22)	(1.84)	(0.63)	(0.12)	(0.13)

Total Distributions	(1.09)		(1.64)	(2.24)	(1.06)	(0.59)	(0.52)

Net Asset Value, End of Period	$33.42		$28.62	$27.55	$34.56	$25.10	$23.48

Total Return	20.93	%(B)	10.12%	(14.71%)	42.87%	9.63%	14.29%

Net Assets, End of Period (thousands)	$11,258,866		$9,898,734	$9,816,746	$12,307,860	$9,562,761	$9,786,391
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.09%	0.09%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.48	%(C)	1.58%	1.46%	1.39%	1.83%	2.02%
Portfolio Turnover Rate	1	%(B)	3%	2%	4%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

130

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the

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Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Company Portfolio (1)	0.08%	—	$812

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
U.S. Large Company Portfolio	$515	$711	$1,350	$812	$3,388

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $11 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$108

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$102,053	$371,203

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2023	at Cost	from Sales	on Sales	Depreciation	April 30, 2024	April 30, 2024	Income	Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$18,033	$205,031	$212,638	$(1)	—	$10,425	901	$621	—

Total	$18,033	$205,031	$212,638	$(1)	—	$10,425	901	$621	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
U.S. Large Company Portfolio
2022	$147,910	$644,294	—	$792,204
2023	145,816	426,913	—	572,729

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Company Portfolio	$(13,584)	$(38,586)	$(52,170)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
U.S. Large Company Portfolio	—	$306,650	—	$7,052,160	$7,358,810

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Company Portfolio	$2,730,566	$8,673,902	$(145,691)	$8,528,211

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts

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are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$35,074

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at	Equity
	April 30, 2024	Contracts *,(1)
U.S. Large Company Portfolio	$(1,015)	$(1,015)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$5,428	$5,428

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Company Portfolio	$(331)	$(331)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

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H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2024
U.S. Large Company Portfolio	6.08%	$8,496	10	$14	$18,123	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2024.

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I. Securities Lending:

As of April 30, 2024, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
U.S. Large Company Portfolio	$68,005

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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K. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

U.S. Large Company Portfolio	$296,829

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

M. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Large Company Portfolio	3	68%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the

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fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

For the six months ended April 30, 2024 the Portfolio’s activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
U.S. Large Company Portfolio	$374,691	11,536,151	$527

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,207.60	0.11%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	6.6%
Consumer Discretionary	5.5%
Consumer Staples	4.4%
Energy	14.4%
Financials	24.4%
Health Care	14.2%
Industrials	12.7%
Information Technology	9.1%
Materials	7.9%
Real Estate	0.4%
Utilities	0.4%

100.0%

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THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (6.5%)
AT&T, Inc.	17,424,096	$294,292,981	1.1%
Comcast Corp., Class A	12,257,215	467,122,464	1.7%
T-Mobile U.S., Inc.	1,545,488	253,722,765	0.9%
Verizon Communications, Inc.	10,105,721	399,074,922	1.5%
Other Securities		393,524,347	1.3%

TOTAL COMMUNICATION SERVICES		1,807,737,479	6.5%

CONSUMER DISCRETIONARY — (5.4%)
DR Horton, Inc.	1,755,869	250,193,774	0.9%
General Motors Co.	4,264,358	189,891,862	0.7%
PulteGroup, Inc.	1,754,546	195,491,515	0.7%
Other Securities		876,035,257	3.2%

TOTAL CONSUMER DISCRETIONARY		1,511,612,408	5.5%

CONSUMER STAPLES — (4.3%)
Kroger Co.	3,625,116	200,758,924	0.7%
Mondelez International, Inc., Class A	3,101,723	223,137,953	0.8%
Other Securities		778,572,924	2.8%

TOTAL CONSUMER STAPLES		1,202,469,801	4.3%

ENERGY — (14.1%)
Chevron Corp.	4,492,046	724,432,258	2.6%
ConocoPhillips	3,086,998	387,788,689	1.4%
Exxon Mobil Corp.	10,898,924	1,289,015,690	4.6%
Marathon Petroleum Corp.	1,036,074	188,275,367	0.7%
Other Securities		1,359,262,853	5.0%

TOTAL ENERGY		3,948,774,857	14.3%

FINANCIALS — (24.0%)
Bank of America Corp.	7,565,186	279,987,571	1.0%
* Berkshire Hathaway, Inc., Class B	1,791,259	710,646,183	2.6%
Capital One Financial Corp.	1,477,562	211,926,718	0.8%
Chubb Ltd.	623,230	154,959,907	0.6%
Goldman Sachs Group, Inc.	742,023	316,628,634	1.1%
Hartford Financial Services Group, Inc.	1,920,130	186,041,396	0.7%
JPMorgan Chase & Co.	7,413,686	1,421,500,154	5.1%
Morgan Stanley	2,664,369	242,031,280	0.9%
Travelers Cos., Inc.	1,031,317	218,804,215	0.8%
Wells Fargo & Co.	5,729,127	339,851,814	1.2%
Other Securities		2,618,576,108	9.4%

TOTAL FINANCIALS		6,700,953,980	24.2%

HEALTH CARE — (14.0%)
Bristol-Myers Squibb Co.	4,798,749	210,857,031	0.8%
Cigna Group	835,431	298,282,284	1.1%
CVS Health Corp.	3,020,719	204,532,883	0.7%
Danaher Corp.	1,108,364	273,344,730	1.0%
Elevance Health, Inc.	643,604	340,196,202	1.2%

142

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	2,415,847	$157,513,224	0.6%
Medtronic PLC	2,123,614	170,398,787	0.6%
Pfizer, Inc.	13,412,147	343,619,206	1.2%
* Regeneron Pharmaceuticals, Inc.	180,242	160,534,340	0.6%
Thermo Fisher Scientific, Inc.	370,154	210,513,983	0.8%
UnitedHealth Group, Inc.	424,475	205,318,557	0.7%
Other Securities		1,333,440,290	4.8%

TOTAL HEALTH CARE		3,908,551,517	14.1%

INDUSTRIALS — (12.5%)
Cummins, Inc.	618,184	174,630,798	0.6%
FedEx Corp.	613,891	160,704,386	0.6%
Norfolk Southern Corp.	677,854	156,123,333	0.6%
PACCAR, Inc.	2,024,474	214,816,936	0.8%
RTX Corp.	2,051,769	208,295,589	0.8%
Other Securities		2,561,609,394	9.1%

TOTAL INDUSTRIALS		3,476,180,436	12.5%

INFORMATION TECHNOLOGY — (9.0%)
Analog Devices, Inc.	1,159,653	232,637,988	0.8%
Cisco Systems, Inc.	6,281,401	295,100,219	1.1%
Intel Corp.	6,735,002	205,215,511	0.8%
Micron Technology, Inc.	1,553,715	175,507,646	0.6%
Salesforce, Inc.	579,386	155,820,071	0.6%
TE Connectivity Ltd.	1,310,687	185,435,997	0.7%
Other Securities		1,249,215,297	4.4%

TOTAL INFORMATION TECHNOLOGY		2,498,932,729	9.0%

MATERIALS — (7.7%)
Dow, Inc.	3,111,074	177,020,111	0.6%
Freeport-McMoRan, Inc.	4,433,625	221,415,233	0.8%
Nucor Corp.	1,548,608	260,986,906	1.0%
Steel Dynamics, Inc.	1,332,790	173,422,635	0.6%
Other Securities		1,327,738,271	4.8%

TOTAL MATERIALS		2,160,583,156	7.8%

REAL ESTATE — (0.4%)
Other Securities		109,922,778	0.4%

UTILITIES — (0.4%)
Other Securities		110,144,733	0.4%

TOTAL COMMON STOCKS (Cost $16,349,905,379)		27,435,863,874	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	253,789,454	253,789,454	0.9%

143

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	19,052,700	$220,401,630	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $16,824,095,969)		$27,910,054,958	100.7%

As of April 30, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	775	06/21/24	$202,824,226	$196,346,250	$(6,477,976)

Total Futures Contracts			$202,824,226	$196,346,250	$(6,477,976)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,807,683,605	$53,874	—	$1,807,737,479
Consumer Discretionary	1,511,612,408	—	—	1,511,612,408
Consumer Staples	1,202,469,801	—	—	1,202,469,801
Energy	3,948,774,857	—	—	3,948,774,857
Financials	6,700,953,980	—	—	6,700,953,980
Health Care	3,908,551,517	—	—	3,908,551,517
Industrials	3,476,180,436	—	—	3,476,180,436
Information Technology	2,498,932,729	—	—	2,498,932,729
Materials	2,160,583,156	—	—	2,160,583,156
Real Estate	109,922,778	—	—	109,922,778
Utilities	110,144,733	—	—	110,144,733
Temporary Cash Investments	253,789,454	—	—	253,789,454
Securities Lending Collateral	—	220,401,630	—	220,401,630

Total Investments in Securities	$27,689,599,454	$220,455,504	—	$27,910,054,958

Financial Instruments
Liabilities
Futures Contracts**	(6,477,976)	—	—	(6,477,976)

Total Financial Instruments	$(6,477,976)	—	—	$(6,477,976)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

144

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

The U.S. Large
Cap Value
Series*
ASSETS:
Investment Securities at Value (including $256,876 of securities on loan)	$27,435,864
Temporary Cash Investments at Value & Cost	253,789
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $220,401)	220,402
Segregated Cash for Futures Contracts	9,145
Receivables:
Investment Securities Sold	15,982
Dividends and Interest	31,443
Securities Lending Income	25
Prepaid Expenses and Other Assets	4

Total Assets	27,966,654

LIABILITIES:
Payables:
Due to Custodian	4,581
Upon Return of Securities Loaned	220,740
Investment Securities Purchased	9,641
Due to Advisor	2,343
Futures Margin Variation	3,100
Accrued Expenses and Other Liabilities	798

Total Liabilities	241,203

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$27,725,451

Investment Securities at Cost	$16,349,905

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

145

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$339,114
Income from Securities Lending, Net	857

Total Investment Income	339,971

Expenses
Investment Management Fees	13,623
Accounting & Transfer Agent Fees	262
Custodian Fees	125
Shareholders’ Reports	36
Directors’/Trustees’ Fees & Expenses	94
Professional Fees	157
Other	209

Total Expenses	14,506

Net Expenses	14,506

Net Investment Income (Loss)	325,465

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	46,783
Affiliated Investment Companies Shares Sold	(23)
Futures	36,338
In-Kind Redemptions	1,715,753
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	2,897,358
Affiliated Investment Companies Shares	1
Futures	(4,304)

Net Realized and Unrealized Gain (Loss)	4,691,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,017,371

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$325,465	$632,594
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	46,783	522,447
Affiliated Investment Companies Shares Sold	(23)	39
Futures	36,338	10,766
In-Kind Redemptions	1,715,753	1,015,486
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	2,897,358	(2,315,132)
Affiliated Investment Companies Shares	1	139
Futures	(4,304)	5,492

Net Increase (Decrease) in Net Assets Resulting from Operations	5,017,371	(128,169)

Transactions in Interest:
Contributions	2,198,396	1,697,787
Withdrawals	(4,138,295)	(3,967,620)

Net Increase (Decrease) from Transactions in Interest	(1,939,899)	(2,269,833)

Total Increase (Decrease) in Net Assets	3,077,472	(2,398,002)
Net Assets
Beginning of Period	24,647,979	27,045,981

End of Period	$27,725,451	$24,647,979

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	20.76	%(B)	(0.78%)	(3.45%)	48.85%	(11.42%)	7.15%

Net Assets, End of Period (thousands)	$27,725,451		$24,647,979	$27,045,981	$29,820,643	$22,154,405	$29,929,678
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.39	%(C)	2.38%	2.20%	1.92%	2.53%	2.50%
Portfolio Turnover Rate	4	%(B)	13%	10%	10%	4%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amounts paid by the Trust to the CCO were $21 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$179

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$2,189,097	$1,149,893

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$190,203	$1,862,203	$1,831,982	$(23)	$1	$220,402	19,053	$6,197	—

Total	$190,203	$1,862,203	$1,831,982	$(23)	$1	$220,402	19,053	$6,197	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,801,083	$11,441,437	$(355,478)	$11,085,959

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained,

151

assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. When the Series enters into stock index futures, it is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$192,643

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$(6,478)	$(6,478)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

152

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$36,338	$36,338

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(4,304)	$(4,304)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2024.

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I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$178,150	$221,300	$1,743

J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$47,130

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

154

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The U.S. Large Cap Value Series	$1,715,753

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder report and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

155

O. ReFlow Redemption Service:

The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series’ financial statements. Purchases and redemptions of the feeder portfolio’s shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

156

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

157

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

158

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

159

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

160

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

161

DFA043024-001SD 00299850

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2024
EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,171.00	0.17%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,166.80	0.23%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,178.80	0.42%	$2.28
Hypothetical 5% Annual Return	$1,000.00	$1,022.78	0.42%	$2.11

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,163.70	0.39%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,115.20	0.40%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,140.60	0.41%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.83	0.41%	$2.06

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,221.30	0.51%	$2.82
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.51%	$2.56

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,182.60	0.39%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,125.10	0.27%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,111.30	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,173.70	0.42%	$2.27
Hypothetical 5% Annual Return	$1,000.00	$1,022.78	0.42%	$2.11

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,166.40	0.34%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.17	0.34%	$1.71

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,151.10	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,173.20	0.37%	$2.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,162.30	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,166.50	0.48%	$2.59
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,192.70	0.27%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,193.10	0.32%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,150.70	0.36%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,146.70	0.61%	$3.26
Hypothetical 5% Annual Return	$1,000.00	$1,021.83	0.61%	$3.07

Emerging Markets Value Portfolio (3)
Actual Fund Return	$1,000.00	$1,168.70	0.44%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.68	0.44%	$2.21

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,158.20	0.39%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,162.80	0.63%	$3.39
Hypothetical 5% Annual Return	$1,000.00	$1,021.73	0.63%	$3.17

Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,190.10	0.43%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.73	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	4.4%
Consumer Discretionary	12.2%
Consumer Staples	8.0%
Energy	7.6%
Financials	19.7%
Health Care	10.1%
Industrials	17.1%
Information Technology	7.8%
Materials	9.0%
Real Estate	1.3%
Utilities	2.8%

100.0%

International Core Equity Portfolio
Communication Services	4.5%
Consumer Discretionary	12.7%
Consumer Staples	6.9%
Energy	8.3%
Financials	18.3%
Health Care	7.6%
Industrials	19.1%
Information Technology	6.9%
Materials	10.9%
Real Estate	2.1%
Utilities	2.7%

100.0%

DFA International Real Estate Securities
Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	26.8%
Real Estate	73.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.2%
Consumer Discretionary	11.9%
Consumer Staples	4.9%
Energy	7.2%
Financials	23.5%
Health Care	2.0%
Industrials	22.0%
Information Technology	3.6%
Materials	19.1%
Real Estate	3.0%
Utilities	0.6%

100.0%

International Vector Equity Portfolio
Communication Services	4.2%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	8.1%
Financials	21.2%
Health Care	5.5%
Industrials	19.8%
Information Technology	6.2%
Materials	13.1%
Real Estate	2.2%
Utilities	2.0%

100.0%

International High Relative Profitability
Portfolio
Communication Services	7.0%
Consumer Discretionary	17.1%
Consumer Staples	10.2%
Energy	11.1%
Financials	5.5%
Health Care	11.0%
Industrials	18.8%
Information Technology	11.4%
Materials	6.3%
Real Estate	0.5%
Utilities	1.1%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	12.6%
Consumer Staples	6.6%
Energy	7.3%
Financials	17.8%
Health Care	6.9%
Industrials	16.7%
Information Technology	10.8%
Materials	11.3%
Real Estate	2.4%
Utilities	2.8%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.1%
Consumer Discretionary	11.9%
Consumer Staples	5.7%
Energy	5.5%
Financials	18.1%
Health Care	4.8%
Industrials	20.1%
Information Technology	6.3%
Materials	17.6%
Real Estate	4.3%
Utilities	2.6%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.1%
Consumer Discretionary	11.7%
Consumer Staples	5.9%
Energy	5.4%
Financials	18.0%
Health Care	4.7%
Industrials	11.2%
Information Technology	19.5%
Materials	10.8%
Real Estate	2.7%
Utilities	3.0%

100.0%

Emerging Markets Targeted Value
Portfolio
Communication Services	3.5%
Consumer Discretionary	10.3%
Consumer Staples	6.2%
Energy	3.1%
Financials	17.6%
Health Care	6.9%
Industrials	15.6%
Information Technology	12.3%
Materials	15.9%
Real Estate	6.2%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity
Portfolio
Communication Services	4.4%
Consumer Discretionary	9.4%
Consumer Staples	6.0%
Energy	5.5%
Financials	19.8%
Health Care	4.2%
Industrials	11.7%
Information Technology	22.4%
Materials	11.4%
Real Estate	2.4%
Utilities	2.8%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.9%)
BHP Group Ltd., Class DI	697,375	$19,126,284	0.3%
Commonwealth Bank of Australia	399,233	29,251,617	0.5%
Other Securities		303,857,491	5.2%

TOTAL AUSTRALIA		352,235,392	6.0%

AUSTRIA — (0.2%)
Other Securities		11,440,880	0.2%

BELGIUM — (0.9%)
Other Securities		54,006,867	0.9%

CANADA — (10.3%)
Canadian Natural Resources Ltd.	319,147	24,197,725	0.4%
Constellation Software, Inc.	6,752	17,383,488	0.3%
Royal Bank of Canada	194,133	18,782,243	0.3%
Royal Bank of Canada	206,240	19,970,219	0.3%
Suncor Energy, Inc.	450,346	17,198,714	0.3%
Toronto-Dominion Bank	286,785	17,012,086	0.3%
Other Securities		504,397,891	8.7%

TOTAL CANADA		618,942,366	10.6%

DENMARK — (3.2%)
Novo Nordisk AS, Class B	923,030	118,371,392	2.0%
Other Securities		75,513,497	1.3%

TOTAL DENMARK		193,884,889	3.3%

FINLAND — (1.0%)
Other Securities		61,168,151	1.0%

FRANCE — (9.7%)
Air Liquide SA	111,890	21,883,296	0.4%
Airbus SE	158,328	26,054,097	0.4%
Hermes International SCA	9,337	22,352,687	0.4%
L’Oreal SA	60,975	28,588,321	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	66,036,062	1.1%
Safran SA	105,878	22,957,748	0.4%
Sanofi SA	216,767	21,415,074	0.4%
Schneider Electric SE	111,591	25,444,241	0.4%
TotalEnergies SE	937,065	68,029,755	1.2%
# TotalEnergies SE, Sponsored ADR	18,895	1,369,321	0.0%
Vinci SA	155,702	18,244,554	0.3%
Other Securities		262,577,149	4.5%

TOTAL FRANCE		584,952,305	10.0%

GERMANY — (6.8%)
Allianz SE	83,147	23,595,874	0.4%
Deutsche Telekom AG	1,271,712	29,129,280	0.5%
Mercedes-Benz Group AG	314,581	23,795,186	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,597	$17,854,908	0.3%
SAP SE	171,006	30,878,065	0.5%
Siemens AG	189,024	35,410,527	0.6%
Other Securities		246,735,889	4.2%

TOTAL GERMANY		407,399,729	6.9%

HONG KONG — (1.5%)
AIA Group Ltd	3,249,000	23,796,823	0.4%
Other Securities		66,834,951	1.1%

TOTAL HONG KONG		90,631,774	1.5%

IRELAND — (0.6%)
Other Securities		39,064,192	0.7%

ISRAEL — (0.6%)
Other Securities		34,757,300	0.6%

ITALY — (2.3%)
# Stellantis NV	852,765	18,868,702	0.3%
Other Securities		119,147,017	2.1%

TOTAL ITALY		138,015,719	2.4%

JAPAN — (21.2%)
Hitachi Ltd.	278,815	25,723,658	0.4%
Keyence Corp.	40,604	17,856,404	0.3%
Mitsubishi Corp.	740,400	16,932,628	0.3%
Shin-Etsu Chemical Co. Ltd.	533,500	20,651,219	0.4%
Sony Group Corp.	375,200	31,010,781	0.5%
Tokyo Electron Ltd.	131,100	28,756,226	0.5%
Toyota Motor Corp.	2,800,015	63,864,352	1.1%
# Toyota Motor Corp., Sponsored ADR	45,827	10,416,935	0.2%
Other Securities		1,062,117,214	18.1%

TOTAL JAPAN		1,277,329,417	21.8%

NETHERLANDS — (4.2%)
ASML Holding NV	30,871	26,888,810	0.5%
ASML Holding NV	73,888	64,465,063	1.1%
Wolters Kluwer NV	118,210	17,696,803	0.3%
Other Securities		142,802,668	2.4%

TOTAL NETHERLANDS		251,853,344	4.3%

NEW ZEALAND — (0.3%)
Other Securities		16,615,845	0.3%

NORWAY — (0.7%)
Other Securities		44,098,351	0.8%

PORTUGAL — (0.2%)
Other Securities		13,093,167	0.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$55,088,785	0.9%

SPAIN — (2.4%)
# Banco Santander SA	3,608,632	17,558,274	0.3%
Other Securities		124,414,686	2.1%

TOTAL SPAIN		141,972,960	2.4%

SWEDEN — (2.6%)
Other Securities		158,123,089	2.7%

SWITZERLAND — (7.0%)
ABB Ltd.	492,951	23,951,719	0.4%
Nestle SA	702,768	70,558,018	1.2%
Novartis AG	340,245	33,023,321	0.6%
# Novartis AG, Sponsored ADR	195,278	18,967,352	0.3%
Roche Holding AG	213,373	51,127,200	0.9%
Other Securities		222,484,913	3.8%

TOTAL SWITZERLAND		420,112,523	7.2%

UNITED KINGDOM — (12.6%)
3i Group PLC	500,789	17,891,909	0.3%
AstraZeneca PLC	128,443	19,426,858	0.3%
AstraZeneca PLC, Sponsored ADR	495,669	37,611,364	0.6%
BP PLC, Sponsored ADR	748,671	29,025,955	0.5%
Glencore PLC	3,172,321	18,458,339	0.3%
# HSBC Holdings PLC, Sponsored ADR	519,933	22,658,680	0.4%
Shell PLC	77,031	2,738,327	0.0%
Shell PLC, ADR	1,047,820	75,086,750	1.3%
Other Securities		533,042,740	9.2%

TOTAL UNITED KINGDOM		755,940,922	12.9%

UNITED STATES — (0.3%)
Other Securities		15,480,328	0.3%

TOTAL COMMON STOCKS		5,736,208,295	97.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,088,658	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,749,718,050)		5,760,296,953

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	21,562,087	249,430,226	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,999,149,480)		$6,009,727,179	102.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2024, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	206	06/21/24	$53,936,068	$52,190,100	$(1,745,968)

Total Futures Contracts			$53,936,068	$52,190,100	$(1,745,968)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,669,708	$334,565,684	—	$352,235,392
Austria	—	11,440,880	—	11,440,880
Belgium	634,219	53,372,648	—	54,006,867
Canada	616,582,261	2,360,105	—	618,942,366
Denmark	102,826	193,782,063	—	193,884,889
Finland	817,870	60,350,281	—	61,168,151
France	6,667,589	578,284,716	—	584,952,305
Germany	13,688,157	393,711,572	—	407,399,729
Hong Kong	—	90,631,774	—	90,631,774
Ireland	—	39,064,192	—	39,064,192
Israel	5,753,660	29,003,640	—	34,757,300
Italy	1,207,612	136,808,107	—	138,015,719
Japan	22,575,718	1,254,753,699	—	1,277,329,417
Netherlands	79,997,038	171,856,306	—	251,853,344
New Zealand	—	16,615,845	—	16,615,845
Norway	605,396	43,492,955	—	44,098,351
Portugal	—	13,093,167	—	13,093,167
Singapore	—	55,088,785	—	55,088,785
Spain	8,667,620	133,305,340	—	141,972,960
Sweden	32,921	158,090,168	—	158,123,089
Switzerland	45,367,925	374,744,598	—	420,112,523
United Kingdom	248,439,753	507,501,169	—	755,940,922
United States	11,666,575	3,813,753	—	15,480,328
Preferred Stocks
Germany	—	24,088,658	—	24,088,658
Securities Lending Collateral	—	249,430,226	—	249,430,226

Total Investments in Securities	$1,080,476,848	$4,929,250,331	—	$6,009,727,179

Financial Instruments
Liabilities
Futures Contracts**	(1,745,968)	—	—	(1,745,968)

Total Financial Instruments	$(1,745,968)	—	—	$(1,745,968)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.3%)
BHP Group Ltd., Class DI	4,030,666	$110,545,492	0.4%
# BHP Group Ltd., Sponsored ADR	1,271,993	70,163,134	0.2%
Commonwealth Bank of Australia	1,111,912	81,469,275	0.3%
Other Securities		1,731,883,565	5.5%

TOTAL AUSTRALIA		1,994,061,466	6.4%

AUSTRIA — (0.5%)
Other Securities		156,210,133	0.5%

BELGIUM — (1.1%)
Other Securities		342,800,019	1.1%

CANADA — (10.5%)
Bank of Montreal	739,051	66,012,035	0.2%
# Canadian Natural Resources Ltd.	1,401,957	106,296,380	0.4%
Fairfax Financial Holdings Ltd.	65,174	70,857,936	0.2%
National Bank of Canada	879,291	70,603,877	0.2%
# Royal Bank of Canada	1,198,667	116,066,926	0.4%
Suncor Energy, Inc.	2,810,639	107,338,303	0.4%
Other Securities		2,816,122,348	9.0%

TOTAL CANADA		3,353,297,805	10.8%

CHINA — (0.0%)
Other Securities		15,780,438	0.1%

DENMARK — (3.1%)
Novo Nordisk AS, Class B	1,773,052	227,380,079	0.7%
# Novo Nordisk AS, Sponsored ADR	1,177,766	151,119,155	0.5%
Pandora AS	465,215	70,805,666	0.2%
Other Securities		529,808,526	1.7%

TOTAL DENMARK		979,113,426	3.1%

FINLAND — (1.4%)
Other Securities		434,469,396	1.4%

FRANCE — (7.8%)
Airbus SE	394,642	64,941,392	0.2%
LVMH Moet Hennessy Louis Vuitton SE	247,349	203,181,376	0.7%
Orange SA	6,978,148	77,668,760	0.3%
Safran SA	302,894	65,677,138	0.2%
TotalEnergies SE	4,093,590	297,189,551	1.0%
# TotalEnergies SE, Sponsored ADR	215,223	15,597,211	0.1%
Vinci SA	658,120	77,115,939	0.3%
Other Securities		1,683,939,505	5.2%

TOTAL FRANCE		2,485,310,872	8.0%

GERMANY — (6.3%)
Bayerische Motoren Werke AG	620,585	67,612,296	0.2%
Deutsche Post AG	1,703,463	71,323,872	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	6,030,773	$138,138,253	0.5%
Mercedes-Benz Group AG	1,670,941	126,391,459	0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	187,979	82,674,775	0.3%
Siemens AG	603,810	113,113,839	0.4%
Other Securities		1,413,937,744	4.5%

TOTAL GERMANY		2,013,192,238	6.5%

HONG KONG — (1.7%)
AIA Group Ltd.	11,480,000	84,083,571	0.3%
Other Securities		449,405,062	1.4%

TOTAL HONG KONG		533,488,633	1.7%

IRELAND — (0.6%)
Other Securities		204,504,536	0.7%

ISRAEL — (0.8%)
Other Securities		248,571,563	0.8%

ITALY — (2.8%)
Eni SpA	4,294,094	68,970,395	0.2%
# Stellantis NV	5,025,658	111,200,203	0.4%
UniCredit SpA	1,895,711	69,580,871	0.2%
Other Securities		648,582,802	2.1%

TOTAL ITALY		898,334,271	2.9%

JAPAN — (21.9%)
Hitachi Ltd.	1,078,385	99,492,520	0.3%
Mitsubishi UFJ Financial Group, Inc.	7,907,300	78,767,388	0.3%
Sony Group Corp.	1,128,800	93,296,828	0.3%
Tokyo Electron Ltd.	393,800	86,378,352	0.3%
Toyota Motor Corp.	10,742,970	245,031,837	0.8%
Other Securities		6,370,931,219	20.4%

TOTAL JAPAN		6,973,898,144	22.4%

NETHERLANDS — (3.5%)
ASML Holding NV	126,227	109,945,318	0.4%
ASML Holding NV	180,734	157,684,993	0.5%
Wolters Kluwer NV	664,231	99,439,685	0.3%
Other Securities		765,783,357	2.4%

TOTAL NETHERLANDS		1,132,853,353	3.6%

NEW ZEALAND — (0.3%)
Other Securities		88,095,466	0.3%

NORWAY — (0.8%)
Other Securities		252,926,638	0.8%

PORTUGAL — (0.3%)
Other Securities		95,798,781	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.0%)
Other Securities		$307,177,228	1.0%

SPAIN — (2.4%)
Banco Bilbao Vizcaya Argentaria SA	6,497,154	70,260,053	0.2%
Repsol SA	4,909,248	77,055,941	0.3%
# Telefonica SA	15,385,994	68,923,032	0.2%
Other Securities		538,179,037	1.7%

TOTAL SPAIN		754,418,063	2.4%

SWEDEN — (2.7%)
Other Securities		866,699,390	2.8%

SWITZERLAND — (7.2%)
ABB Ltd.	1,744,140	84,745,037	0.3%
Nestle SA	2,370,731	238,021,766	0.8%
Novartis AG, Sponsored ADR	1,874,661	182,085,823	0.6%
Roche Holding AG	667,190	159,868,195	0.5%
Swiss Re AG	736,059	80,013,562	0.3%
Other Securities		1,543,949,663	4.9%

TOTAL SWITZERLAND		2,288,684,046	7.4%

UNITED KINGDOM — (12.3%)
AstraZeneca PLC, Sponsored ADR	1,849,779	140,361,230	0.5%
BP PLC	10,974,429	70,737,186	0.2%
BP PLC, Sponsored ADR	3,571,720	138,475,584	0.5%
Glencore PLC	13,494,847	78,520,584	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,009,227	131,142,113	0.4%
Shell PLC	1,472,115	52,331,622	0.2%
Shell PLC, ADR	4,713,009	337,734,225	1.1%
Other Securities		2,967,169,417	9.4%

TOTAL UNITED KINGDOM		3,916,471,961	12.6%

UNITED STATES — (0.2%)
Other Securities		76,494,489	0.2%

TOTAL COMMON STOCKS		30,412,652,355	97.8%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		145,034,246	0.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		11,452	0.0%

GERMANY — (0.0%)
Other Security		501	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$2,362	0.0%

TOTAL RIGHTS/WARRANTS		14,315	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,497,062,191)		30,557,700,916

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	111,800,716	1,293,310,679	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $24,790,387,300)		$31,851,011,595	102.5%

As of April 30, 2024, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,037	06/21/24	$270,302,049	$262,723,950	$(7,578,099)

Total Futures Contracts			$270,302,049	$262,723,950	$(7,578,099)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$85,018,639	$1,908,812,722	$230,105	$1,994,061,466
Austria	43,358	156,166,775	—	156,210,133
Belgium	5,909,016	336,891,003	—	342,800,019
Canada	3,346,105,883	7,191,922	—	3,353,297,805
China	15,040,271	740,167	—	15,780,438
Denmark	151,650,223	827,463,203	—	979,113,426
Finland	9,109,765	425,359,631	—	434,469,396
France	33,226,908	2,452,083,964	—	2,485,310,872
Germany	37,020,684	1,976,171,554	—	2,013,192,238
Hong Kong	311,343	533,057,270	120,020	533,488,633
Ireland	—	204,504,536	—	204,504,536
Israel	16,719,031	231,852,532	—	248,571,563
Italy	5,642,156	892,692,115	—	898,334,271
Japan	119,367,095	6,854,531,049	—	6,973,898,144
Netherlands	228,954,178	903,899,175	—	1,132,853,353
New Zealand	216,809	87,878,657	—	88,095,466
Norway	2,500,260	250,426,378	—	252,926,638
Portugal	271,515	95,527,266	—	95,798,781
Singapore	6,161	306,582,266	588,801	307,177,228
Spain	22,678,617	731,739,446	—	754,418,063
Sweden	440,767	866,234,270	24,353	866,699,390

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Switzerland	$244,316,758	$2,044,367,288	—		$2,288,684,046
United Kingdom	937,716,630	2,978,755,172	$159		3,916,471,961
United States	57,598,544	18,895,945	—		76,494,489
Preferred Stocks
Germany	—	145,034,246	—		145,034,246
Rights/Warrants
Australia	—	11,452	—		11,452
Germany	—	501	—		501
Hong Kong	—	2,362	—		2,362
Securities Lending Collateral	—	1,293,310,679	—		1,293,310,679

Total Investments in Securities	$5,319,864,611	$26,530,183,546	$963,438	<>	$31,851,011,595

Financial Instruments
Liabilities
Futures Contracts**	(7,578,099)	—	—		(7,578,099)

Total Financial Instruments	$(7,578,099)	—	—		$(7,578,099)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,262,117	$55,255,465
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,299,632
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,915,612
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,764,105
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,325,466
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,690,883
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,617,271

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,368,607)		$89,868,434

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$89,868,434	—	—	$89,868,434

Total Investments in Securities	$89,868,434	—	—	$89,868,434

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,757,916,244
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,793,964,918
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,572,423,633
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,302,029,690
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,235,093,317

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,661,427,802

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $116,704,449)	116,704,449	116,704,449

TOTAL INVESTMENTS — (100.0%) (Cost $10,326,391,244)		$11,778,132,251

As of April 30, 2024, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	415	06/21/24	$107,498,670	$105,140,250	$(2,358,420)

Total Futures Contracts			$107,498,670	$105,140,250	$(2,358,420)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,661,427,802	—	—	$11,661,427,802
Temporary Cash Investments	116,704,449	—	—	116,704,449

Total Investments in Securities	$11,778,132,251	—	—	$11,778,132,251

Financial Instruments
Liabilities
Futures Contracts**	(2,358,420)	—	—	(2,358,420)

Total Financial Instruments	$(2,358,420)	—	—	$(2,358,420)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$215,314,176

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$215,314,176

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$145,076,131

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$145,076,131

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$20,512,360

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$20,512,360

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$766,952,045

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$766,952,045

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
AUSTRALIA — (22.4%)
Charter Hall Group	3,650,402	$27,721,982	0.8%
Dexus	8,395,240	38,132,949	1.2%
Goodman Group	13,649,913	275,723,156	8.4%
GPT Group	14,903,864	40,082,943	1.2%
Mirvac Group	30,916,906	40,509,445	1.2%
Scentre Group	40,781,586	82,584,742	2.5%
Stockland	18,760,133	53,149,639	1.6%
Vicinity Ltd.	30,150,414	36,921,262	1.1%
Other Securities		142,134,889	4.4%

TOTAL AUSTRALIA		736,961,007	22.4%

BELGIUM — (3.6%)
Aedifica SA	379,680	24,260,640	0.7%
# Cofinimmo SA	285,513	18,912,832	0.6%
# Warehouses De Pauw CVA	1,371,456	36,267,277	1.1%
Other Securities		38,097,883	1.2%

TOTAL BELGIUM		117,538,632	3.6%

CANADA — (4.6%)
Canadian Apartment Properties REIT	631,329	19,650,926	0.6%
Other Securities		130,616,639	4.0%

TOTAL CANADA		150,267,565	4.6%

CHINA — (0.1%)
Other Securities		3,589,093	0.1%

FRANCE — (6.6%)
Covivio SA	355,455	17,693,172	0.5%
Gecina SA	328,657	33,556,468	1.0%
Klepierre SA	1,494,622	40,134,195	1.2%
* Unibail-Rodamco-Westfield	826,281	68,856,435	2.1%
* Unibail-Rodamco-Westfield,CDI	5,963,927	24,339,760	0.8%
Other Securities		33,286,291	1.0%

TOTAL FRANCE		217,866,321	6.6%

GERMANY — (0.2%)
Other Securities		5,900,735	0.2%

HONG KONG — (3.2%)
Link REIT	20,078,821	86,033,571	2.6%
Other Securities		17,647,757	0.5%

TOTAL HONG KONG		103,681,328	3.1%

INDIA — (0.1%)
Other Securities		4,523,871	0.1%

IRELAND — (0.2%)
Other Security		4,971,151	0.2%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	ITALY — (0.0%)
	Other Security		$1,024,964	0.0%

	JAPAN — (21.5%)
	Advance Residence Investment Corp.	10,924	23,617,834	0.7%
	Daiwa House REIT Investment Corp.	18,094	30,393,862	0.9%
	GLP J-Reit	37,025	30,112,883	0.9%
	Invincible Investment Corp.	51,642	23,137,711	0.7%
	Japan Hotel REIT Investment Corp.	35,798	18,811,755	0.6%
	Japan Metropolitan Fund Invest	55,179	33,313,129	1.0%
	Japan Real Estate Investment Corp.	10,138	34,379,378	1.0%
#	KDX Realty Investment Corp.	32,714	32,266,535	1.0%
#	Nippon Building Fund, Inc.	12,088	46,185,763	1.4%
	Nippon Prologis REIT, Inc.	17,930	30,940,124	0.9%
	Nomura Real Estate Master Fund, Inc.	31,615	30,221,407	0.9%
	Orix JREIT, Inc.	21,023	22,159,928	0.7%
	United Urban Investment Corp.	22,330	21,396,470	0.7%
	Other Securities		331,475,652	10.1%

	TOTAL JAPAN		708,412,431	21.5%

	MALAYSIA — (0.6%)
	Other Securities		21,142,731	0.6%

	MEXICO — (3.2%)
Ω	FIBRA Macquarie Mexico	12,136,915	21,715,129	0.7%
	Fibra Uno Administracion SA de CV	24,857,154	35,579,144	1.1%
#	Prologis Property Mexico SA de CV	4,578,718	17,982,642	0.5%
#	TF Administradora Industrial S de Real de CV	8,563,016	21,064,197	0.6%
	Other Securities		8,964,953	0.3%

	TOTAL MEXICO		105,306,065	3.2%

	NETHERLANDS — (0.7%)
	Other Securities		22,737,155	0.7%

	NEW ZEALAND — (1.6%)
	Other Securities		53,361,207	1.6%

	PHILIPPINES — (0.1%)
	Other Securities		1,826,671	0.1%

	SAUDI ARABIA — (0.1%)
	Other Securities		3,972,626	0.1%

	SINGAPORE — (10.4%)
	CapitaLand Ascendas REIT	28,803,380	54,559,980	1.7%
	CapitaLand Integrated Commercial Trust	42,546,111	60,649,270	1.8%
	Mapletree Industrial Trust	17,228,858	28,528,152	0.9%
	Mapletree Logistics Trust	26,980,447	26,475,961	0.8%
	Other Securities		171,842,285	5.2%

	TOTAL SINGAPORE		342,055,648	10.4%

	SOUTH AFRICA — (1.8%)
	Other Securities		58,746,335	1.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.5%)
Other Securities		$14,870,206	0.5%

SPAIN — (1.4%)
Merlin Properties Socimi SA	2,595,301	29,194,926	0.9%
Other Securities		17,611,126	0.5%

TOTAL SPAIN		46,806,052	1.4%

TAIWAN — (0.3%)
Other Securities		10,005,110	0.3%

THAILAND — (0.1%)
Other Securities		1,867,874	0.1%

TURKEY — (0.6%)
Other Securities		20,687,363	0.6%

UNITED KINGDOM — (14.5%)
Big Yellow Group PLC	1,521,297	20,464,975	0.6%
British Land Co. PLC	6,879,391	33,173,431	1.0%
# Derwent London PLC	800,123	20,501,596	0.6%
Land Securities Group PLC	5,689,059	45,979,298	1.4%
LondonMetric Property PLC	16,387,483	40,000,412	1.2%
Safestore Holdings PLC	1,984,208	19,123,517	0.6%
Segro PLC	10,262,575	107,943,018	3.3%
Shaftesbury Capital PLC	12,936,472	21,654,359	0.7%
# Tritax Big Box REIT PLC	15,845,981	29,930,444	0.9%
UNITE Group PLC	2,961,776	34,239,725	1.0%
Other Securities		103,286,424	3.2%

TOTAL UNITED KINGDOM		476,297,199	14.5%

UNITED STATES — (0.0%)
Other Security		53,530	0.0%

TOTAL COMMON STOCKS (Cost $3,516,138,609)		3,234,472,870	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	4,679,137	54,128,257	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,570,267,176)		$3,288,601,127	99.9%

As of April 30, 2024, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	84	06/21/24	$21,898,927	$21,281,400	$(617,527)

Total Futures Contracts			$21,898,927	$21,281,400	$(617,527)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$736,961,007	—		$736,961,007
Belgium	—	117,538,632	—		117,538,632
Canada	$150,267,565	—	—		150,267,565
China	—	3,589,093	—		3,589,093
France	—	217,866,321	—		217,866,321
Germany	—	5,900,735	—		5,900,735
Hong Kong	—	103,681,328	—		103,681,328
India	—	4,523,871	—		4,523,871
Ireland	—	4,971,151	—		4,971,151
Italy	—	1,024,964	—		1,024,964
Japan	—	708,412,431	—		708,412,431
Malaysia	—	21,142,731	—		21,142,731
Mexico	105,306,065	—	—		105,306,065
Netherlands	—	22,737,155	—		22,737,155
New Zealand	—	53,361,207	—		53,361,207
Philippines	—	1,826,671	—		1,826,671
Saudi Arabia	—	3,972,626	—		3,972,626
Singapore	—	341,877,808	$177,840		342,055,648
South Africa	—	58,746,335	—		58,746,335
South Korea	—	14,870,206	—		14,870,206
Spain	—	46,806,052	—		46,806,052
Taiwan	—	10,005,110	—		10,005,110
Thailand	—	1,867,874	—		1,867,874
Turkey	—	20,687,363	—		20,687,363
United Kingdom	—	476,297,199	—		476,297,199
United States	—	53,530	—		53,530
Securities Lending Collateral	—	54,128,257	—		54,128,257

Total Investments in Securities	$255,573,630	$3,032,849,657	$177,840	<>	$3,288,601,127

Financial Instruments
Liabilities
Futures Contracts**	(617,527)	—	—		(617,527)

Total Financial Instruments	$(617,527)	—	—		$(617,527)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (71.7%)
UNITED STATES — (71.7%)
	Agree Realty Corp.	430,572	$24,637,330	0.4%
	Alexandria Real Estate Equities, Inc.	743,704	86,172,982	1.3%
	American Homes 4 Rent, Class A	1,429,182	51,164,716	0.7%
	American Tower Corp.	2,065,287	354,320,638	5.2%
	Americold Realty Trust, Inc.	1,231,191	27,049,266	0.4%
	Apartment Income REIT Corp.	693,170	26,603,865	0.4%
	AvalonBay Communities, Inc.	629,555	119,344,741	1.7%
	Boston Properties, Inc.	647,543	40,076,436	0.6%
	Brixmor Property Group, Inc.	1,292,442	28,562,968	0.4%
	Camden Property Trust	473,308	47,179,341	0.7%
	Crown Castle, Inc.	1,919,710	180,030,404	2.6%
	CubeSmart	985,619	39,858,432	0.6%
	Digital Realty Trust, Inc.	1,353,023	187,772,532	2.7%
	EastGroup Properties, Inc.	207,382	32,218,868	0.5%
	Equinix, Inc.	417,536	296,914,025	4.3%
	Equity LifeStyle Properties, Inc.	768,338	46,323,098	0.7%
	Equity Residential	1,602,298	103,187,991	1.5%
	Essex Property Trust, Inc.	279,450	68,814,563	1.0%
	Extra Space Storage, Inc.	929,204	124,773,541	1.8%
	Federal Realty Investment Trust	323,414	33,690,036	0.5%
	First Industrial Realty Trust, Inc.	573,968	26,069,627	0.4%
	Gaming & Leisure Properties, Inc.	1,220,934	52,170,510	0.8%
	Healthcare Realty Trust, Inc., Class A	1,653,260	23,525,890	0.3%
	Healthpeak Properties, Inc.	3,115,963	57,988,075	0.8%
	Host Hotels & Resorts, Inc.	3,074,595	58,017,608	0.8%
	Invitation Homes, Inc.	2,717,137	92,926,085	1.4%
	Iron Mountain, Inc.	1,289,294	99,946,071	1.5%
	Kimco Realty Corp.	2,951,692	54,990,024	0.8%
	Kite Realty Group Trust	937,588	20,439,418	0.3%
	Lamar Advertising Co., Class A	383,949	44,480,492	0.7%
	Mid-America Apartment Communities, Inc.	506,321	65,821,730	1.0%
	NNN REIT, Inc.	787,192	31,904,892	0.5%
#	Omega Healthcare Investors, Inc.	1,053,654	32,041,618	0.5%
	Prologis, Inc.	4,100,576	418,463,781	6.1%
	Public Storage	699,804	181,564,148	2.7%
	Realty Income Corp.	3,402,840	182,188,045	2.7%
	Regency Centers Corp.	765,174	45,313,604	0.7%
	Rexford Industrial Realty, Inc.	966,928	41,394,188	0.6%
	Ryman Hospitality Properties, Inc.	246,681	26,019,912	0.4%
	SBA Communications Corp.	473,148	88,062,306	1.3%
	Simon Property Group, Inc.	1,438,243	202,116,289	3.0%
	STAG Industrial, Inc.	787,311	27,075,625	0.4%
	Sun Communities, Inc.	546,928	60,884,025	0.9%
#	Terreno Realty Corp.	389,497	21,169,162	0.3%
	UDR, Inc.	1,359,216	51,758,945	0.8%
	Ventas, Inc.	1,771,326	78,434,315	1.1%
	VICI Properties, Inc.	4,620,464	131,914,247	1.9%
	Welltower, Inc.	2,304,870	219,608,014	3.2%
#	WP Carey, Inc.	954,768	52,359,477	0.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$552,645,726	7.8%

TOTAL UNITED STATES		4,959,989,622	72.5%

TOTAL COMMON STOCKS		4,959,989,622	72.5%

		Value†
AFFILIATED INVESTMENT COMPANY — (26.3%)
DFA International Real Estate Securities Portfolio Portfolio of DFA Investment Dimensions Group, Inc.	521,719,930	1,815,585,358	26.5%

TOTAL INVESTMENT SECURITIES (Cost $7,028,762,841)		6,775,574,980

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	12,093,627	139,899,074	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $7,168,663,634)		$6,915,474,054	101.0%

As of April 30, 2024, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	215	06/21/24	$55,331,884	$54,470,250	$(861,634)

Total Futures Contracts			$55,331,884	$54,470,250	$(861,634)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$4,959,989,622	—	—	$4,959,989,622
Affiliated Investment Company	1,815,585,358	—	—	1,815,585,358
Securities Lending Collateral	—	$139,899,074	—	139,899,074

Total Investments in Securities	$6,775,574,980	$139,899,074	—	$6,915,474,054

Financial Instruments
Liabilities
Futures Contracts**	(861,634)	—	—	(861,634)

Total Financial Instruments	$(861,634)	—	—	$(861,634)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.1%)
* Sandfire Resources Ltd.	7,736,107	$46,594,719	0.4%
Other Securities		641,275,830	5.7%

TOTAL AUSTRALIA		687,870,549	6.1%

AUSTRIA — (0.8%)
Other Securities		87,406,421	0.8%

BELGIUM — (1.3%)
Ackermans & van Haaren NV	304,209	52,289,631	0.5%
Bekaert SA	841,379	42,099,012	0.4%
Other Securities		52,586,988	0.4%

TOTAL BELGIUM		146,975,631	1.3%

CANADA — (11.5%)
Alamos Gold, Inc., Class A	6,162,499	90,648,026	0.8%
Canadian Western Bank	1,865,596	35,790,063	0.3%
Celestica, Inc.	1,751,611	75,846,099	0.7%
Crescent Point Energy Corp.	6,012,475	53,021,063	0.5%
Crescent Point Energy Corp.	4,550,385	40,088,892	0.4%
Linamar Corp.	951,381	44,802,986	0.4%
* MEG Energy Corp.	2,853,514	64,899,229	0.6%
# Whitecap Resources, Inc.	6,745,528	51,155,566	0.5%
Other Securities		841,952,351	7.4%

TOTAL CANADA		1,298,204,275	11.6%

CHINA — (0.2%)
Other Securities		17,221,494	0.2%

DENMARK — (3.2%)
Jyske Bank AS	1,008,438	81,592,511	0.7%
Sydbank AS	1,462,751	74,380,112	0.7%
Other Securities		207,130,204	1.8%

TOTAL DENMARK		363,102,827	3.2%

FINLAND — (2.0%)
Cargotec OYJ, Class B	647,132	51,039,313	0.5%
Kemira OYJ	2,743,648	59,744,961	0.5%
Other Securities		116,158,310	1.0%

TOTAL FINLAND		226,942,584	2.0%

FRANCE — (4.4%)
Elis SA	2,934,769	65,889,592	0.6%
Rexel SA	2,297,104	59,540,572	0.5%
SCOR SE	1,888,097	61,604,338	0.6%
Other Securities		314,299,170	2.8%

TOTAL FRANCE		501,333,672	4.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (4.1%)
	K&S AG	2,659,889	$39,791,790	0.4%
	KION Group AG	856,212	39,461,009	0.4%
	Other Securities		386,288,828	3.4%

	TOTAL GERMANY		465,541,627	4.2%

	HONG KONG — (1.8%)
	Other Securities		199,329,609	1.8%

	IRELAND — (0.2%)
	Other Securities		21,617,638	0.2%

	ISRAEL — (0.8%)
	Other Securities		87,481,526	0.8%

	ITALY — (6.0%)
	Banca Popolare di Sondrio SpA	8,486,970	70,906,605	0.6%
	Banco BPM SpA	8,898,965	58,427,399	0.5%
	BPER Banca SpA	15,116,711	78,504,065	0.7%
	Buzzi SpA	1,650,487	59,467,589	0.5%
	Leonardo SpA	4,403,984	101,212,574	0.9%
	Unipol Gruppo SpA	5,772,454	51,748,331	0.5%
	Other Securities		255,378,082	2.3%

	TOTAL ITALY		675,644,645	6.0%

	JAPAN — (26.1%)
	Other Securities		2,955,420,741	26.4%

	NETHERLANDS — (2.4%)
	ASR Nederland NV	1,574,912	78,807,795	0.7%
	SBM Offshore NV	3,171,882	46,860,126	0.4%
#Ω	Signify NV	1,837,233	50,104,026	0.5%
	Other Securities		101,382,925	0.9%

	TOTAL NETHERLANDS		277,154,872	2.5%

	NEW ZEALAND — (0.1%)
	Other Securities		15,778,655	0.1%

	NORWAY — (0.8%)
	Other Securities		93,088,166	0.8%

	PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	115,014,573	40,157,292	0.3%
	Other Security		10,243,481	0.1%

	TOTAL PORTUGAL		50,400,773	0.4%

	SINGAPORE — (0.6%)
	Other Securities		69,793,422	0.6%

	SPAIN — (3.6%)
	Banco de Sabadell SA	91,690,361	175,147,259	1.6%
	Bankinter SA	8,759,595	69,237,241	0.6%
	Mapfre SA	16,439,117	39,660,452	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$119,564,228	1.0%

TOTAL SPAIN		403,609,180	3.6%

SWEDEN — (2.4%)
Other Securities		267,140,769	2.4%

SWITZERLAND — (6.2%)
Adecco Group AG	1,672,213	58,498,124	0.5%
Baloise Holding AG	350,114	52,906,723	0.5%
Helvetia Holding AG	613,525	80,252,458	0.7%
Mobimo Holding AG	130,204	36,449,748	0.3%
Siegfried Holding AG	58,589	55,986,615	0.5%
Swiss Prime Site AG	675,650	62,384,675	0.6%
Other Securities		349,814,523	3.1%

TOTAL SWITZERLAND		696,292,866	6.2%

UNITED KINGDOM — (12.1%)
Balfour Beatty PLC	8,689,209	39,405,388	0.4%
Bank of Georgia Group PLC	848,250	56,798,011	0.5%
Bellway PLC	2,050,891	64,450,830	0.6%
Centamin PLC	23,575,846	35,601,240	0.3%
Grafton Group PLC	5,225,428	61,462,676	0.6%
Marks & Spencer Group PLC	20,707,109	65,971,644	0.6%
Paragon Banking Group PLC	6,508,032	58,039,334	0.5%
Redrow PLC	6,430,388	51,699,993	0.5%
Travis Perkins PLC	3,974,082	37,198,624	0.3%
Vesuvius PLC	6,360,528	37,977,181	0.3%
Vistry Group PLC	5,627,213	83,590,075	0.8%
Other Securities		776,306,169	6.8%

TOTAL UNITED KINGDOM		1,368,501,165	12.2%

UNITED STATES — (0.0%)
Other Securities		2,886,237	0.0%

TOTAL COMMON STOCKS		10,978,739,344	97.9%

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
Other Securities		13,740,032	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,916,472,691)		10,992,479,376

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	26,912,556	311,324,449	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $9,227,798,825)		$11,303,803,825	100.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2024, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	429	06/21/24	$111,448,086	$108,687,150	$(2,760,936)

Total Futures Contracts			$111,448,086	$108,687,150	$(2,760,936)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$687,769,441	$101,108		$687,870,549
Austria	$7,643	87,398,778	—		87,406,421
Belgium	1,073,305	145,902,326	—		146,975,631
Canada	1,297,778,354	425,921	—		1,298,204,275
China	16,776,206	445,288	—		17,221,494
Denmark	—	363,102,827	—		363,102,827
Finland	—	226,942,584	—		226,942,584
France	—	501,333,672	—		501,333,672
Germany	—	465,541,627	—		465,541,627
Hong Kong	—	199,164,554	165,055		199,329,609
Ireland	—	21,617,638	—		21,617,638
Israel	119,927	87,361,599	—		87,481,526
Italy	—	675,644,645	—		675,644,645
Japan	1,956,761	2,953,463,980	—		2,955,420,741
Netherlands	—	277,154,872	—		277,154,872
New Zealand	—	15,778,655	—		15,778,655
Norway	—	93,088,166	—		93,088,166
Portugal	—	50,400,773	—		50,400,773
Singapore	—	69,793,422	—		69,793,422
Spain	—	403,609,180	—		403,609,180
Sweden	654,172	266,486,597	—		267,140,769
Switzerland	—	696,292,866	—		696,292,866
United Kingdom	—	1,368,501,165	—		1,368,501,165
United States	—	2,886,237	—		2,886,237
Preferred Stocks
Germany	—	13,740,032	—		13,740,032
Securities Lending Collateral	—	311,324,449	—		311,324,449

Total Investments in Securities	$1,318,366,368	$9,985,171,294	$266,163	<>	$11,303,803,825

Financial Instruments
Liabilities
Futures Contracts**	(2,760,936)	—	—		(2,760,936)

Total Financial Instruments	$(2,760,936)	—	—		$(2,760,936)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.2%)
Santos Ltd.	1,745,460	$8,565,607	0.3%
Other Securities		209,076,189	6.0%

TOTAL AUSTRALIA		217,641,796	6.3%

AUSTRIA — (0.6%)
Other Securities		21,532,076	0.6%

BELGIUM — (1.5%)
KBC Group NV	121,871	9,053,085	0.3%
* Syensqo SA	72,824	6,750,175	0.2%
Other Securities		36,413,479	1.0%

TOTAL BELGIUM		52,216,739	1.5%

CANADA — (10.1%)
ARC Resources Ltd.	320,794	5,809,310	0.2%
Fairfax Financial Holdings Ltd.	11,497	12,499,673	0.4%
Teck Resources Ltd., Class B	254,468	12,517,281	0.4%
Other Securities		326,231,785	9.4%

TOTAL CANADA		357,058,049	10.4%

CHINA — (0.0%)
Other Securities		1,707,161	0.0%

CZECH REPUBLIC — (0.0%)
Other Security		22,546	0.0%

DENMARK — (2.9%)
Novo Nordisk AS, Class B	95,182	12,206,349	0.4%
Pandora AS	48,744	7,418,831	0.2%
Other Securities		83,594,530	2.4%

TOTAL DENMARK		103,219,710	3.0%

FINLAND — (1.5%)
Other Securities		54,389,292	1.6%

FRANCE — (7.3%)
BNP Paribas SA	94,067	6,769,236	0.2%
# Bouygues SA	182,855	6,739,174	0.2%
Cie Generale des Etablissements Michelin SCA	286,751	11,016,585	0.3%
Orange SA	1,286,762	14,322,025	0.4%
Rexel SA	244,826	6,345,851	0.2%
TotalEnergies SE	414,973	30,126,524	0.9%
Other Securities		181,944,101	5.3%

TOTAL FRANCE		257,263,496	7.5%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.0%)
Allianz SE	21,119	$5,993,256	0.2%
Bayer AG	419,390	12,233,894	0.4%
Bayerische Motoren Werke AG	63,468	6,914,794	0.2%
Commerzbank AG	422,764	6,283,174	0.2%
Heidelberg Materials AG	74,417	7,489,004	0.2%
Mercedes-Benz Group AG	130,272	9,853,890	0.3%
Rheinmetall AG	10,704	5,898,384	0.2%
Other Securities		157,496,371	4.5%

TOTAL GERMANY		212,162,767	6.2%

HONG KONG — (1.6%)
Other Securities		56,979,025	1.7%

IRELAND — (0.7%)
Bank of Ireland Group PLC	642,405	6,854,092	0.2%
Other Securities		16,436,236	0.5%

TOTAL IRELAND		23,290,328	0.7%

ISRAEL — (0.8%)
Other Securities		29,189,291	0.8%

ITALY — (3.0%)
Banco BPM SpA	1,560,523	10,245,832	0.3%
Leonardo SpA	276,617	6,357,225	0.2%
Other Securities		88,581,716	2.6%

TOTAL ITALY		105,184,773	3.1%

JAPAN — (22.8%)
ENEOS Holdings, Inc.	1,351,570	6,244,539	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	11,126,829	0.3%
Sumitomo Mitsui Financial Group, Inc.	104,441	5,932,643	0.2%
Toyota Motor Corp.	430,090	9,809,740	0.3%
Other Securities		771,720,986	22.5%

TOTAL JAPAN.		804,834,737	23.5%

NETHERLANDS — (3.4%)
Aegon Ltd.	1,301,517	8,105,648	0.2%
ASML Holding NV	7,716	6,731,691	0.2%
ASR Nederland NV	149,446	7,478,202	0.2%
BE Semiconductor Industries NV	44,264	5,872,683	0.2%
Koninklijke Ahold Delhaize NV	320,272	9,721,596	0.3%
Other Securities		80,480,525	2.4%

TOTAL NETHERLANDS		118,390,345	3.5%

NEW ZEALAND — (0.3%)
Other Securities		10,363,872	0.3%

NORWAY — (0.9%)
Other Securities		32,900,856	1.0%

PORTUGAL — (0.4%)
Other Securities		13,730,572	0.4%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$31,271,133	0.9%

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	638,886	6,908,895	0.2%
Banco de Sabadell SA	4,364,413	8,336,918	0.3%
# Banco Santander SA	1,197,094	5,824,619	0.2%
Repsol SA	653,694	10,260,432	0.3%
Other Securities		49,392,552	1.4%

TOTAL SPAIN		80,723,416	2.4%

SWEDEN — (2.6%)
Other Securities		91,751,058	2.7%

SWITZERLAND — (7.1%)
Holcim AG	86,588	7,248,082	0.2%
Julius Baer Group Ltd	113,461	6,088,130	0.2%
Nestle SA	75,697	7,599,991	0.2%
Novartis AG, Sponsored ADR	91,541	8,891,377	0.3%
Swiss Life Holding AG	10,474	7,067,390	0.2%
Swiss Re AG	133,697	14,533,581	0.4%
Swisscom AG	14,020	7,691,464	0.2%
Other Securities		190,849,445	5.6%

TOTAL SWITZERLAND		249,969,460	7.3%

UNITED KINGDOM — (11.7%)
3i Group PLC	177,326	6,335,404	0.2%
# Barclays PLC, Sponsored ADR	626,038	6,410,629	0.2%
BP PLC	1,487,940	9,590,721	0.3%
HSBC Holdings PLC, Sponsored ADR	318,921	13,898,577	0.4%
Lloyds Banking Group PLC	11,033,128	7,120,590	0.2%
Shell PLC	153,886	5,470,431	0.2%
Shell PLC, ADR	404,410	28,980,021	0.9%
Other Securities		336,660,657	9.7%

TOTAL UNITED KINGDOM		414,467,030	12.1%

UNITED STATES — (0.1%)
Other Securities		4,505,096	0.1%

TOTAL COMMON STOCKS		3,344,764,624	97.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,820,562	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,094	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,508,792,023)		3,358,587,280

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	14,874,702	$172,070,557	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,680,863,989)		$3,530,657,837	103.0%

As of April 30, 2024, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	109	06/21/24	$28,490,167	$27,615,150	$(875,017)

Total Futures Contracts			$28,490,167	$27,615,150	$(875,017)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,029,041	$215,574,075	$38,680	$217,641,796
Austria	—	21,532,076	—	21,532,076
Belgium	1,520,080	50,696,659	—	52,216,739
Canada	356,234,804	823,245	—	357,058,049
China	1,393,220	313,941	—	1,707,161
Czech Republic	—	22,546	—	22,546
Denmark	52,623	103,167,087	—	103,219,710
Finland	—	54,389,292	—	54,389,292
France	286,551	256,976,945	—	257,263,496
Germany	5,876,308	206,286,459	—	212,162,767
Hong Kong	—	56,947,342	31,683	56,979,025
Ireland.	—	23,290,328	—	23,290,328
Israel	1,339,085	27,850,206	—	29,189,291
Italy	1,991,513	103,193,260	—	105,184,773
Japan	11,403,706	793,431,031	—	804,834,737
Netherlands	13,694,906	104,695,439	—	118,390,345
New Zealand	9,834	10,354,038	—	10,363,872
Norway	112,418	32,788,438	—	32,900,856
Portugal	—	13,730,572	—	13,730,572
Singapore	—	31,113,788	157,345	31,271,133
Spain	523,147	80,200,269	—	80,723,416
Sweden	65,622	91,685,436	—	91,751,058
Switzerland	20,231,104	229,738,356	—	249,969,460
United Kingdom	60,616,814	353,850,216	—	414,467,030
United States	1,298,798	3,206,298	—	4,505,096

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$13,820,562	—		$13,820,562
Rights/Warrants
Australia	—	2,094	—		2,094
Securities Lending Collateral	—	172,070,557	—		172,070,557

Total Investments in Securities	$478,679,574	$3,051,750,555	$227,708	<>	$3,530,657,837

Financial Instruments
Liabilities
Futures Contracts**	$(875,017)	—	—		(875,017)

Total Financial Instruments	$(875,017)	—	—		$(875,017)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (6.4%)
BHP Group Ltd., Class DI	172,250	$4,724,148	0.3%
BHP Group Ltd., Class DI	242,244	6,690,665	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	24,259,147	1.5%
Wesfarmers Ltd	210,230	9,006,091	0.6%
Other Securities		61,624,283	3.9%

TOTAL AUSTRALIA		106,304,334	6.7%

AUSTRIA — (0.2%)
Other Securities		2,794,308	0.2%

BELGIUM — (0.6%)
Other Securities		9,885,430	0.6%

CANADA — (9.7%)
Alimentation Couche-Tard, Inc.	171,094	9,482,782	0.6%
Canadian National Railway Co.	66,754	8,102,223	0.5%
Canadian Natural Resources Ltd.	228,942	17,358,382	1.1%
Constellation Software, Inc.	4,241	10,918,746	0.7%
Suncor Energy, Inc.	311,402	11,892,442	0.8%
Other Securities		103,106,003	6.4%

TOTAL CANADA		160,860,578	10.1%

DENMARK — (4.1%)
Novo Nordisk AS, Class B	482,065	61,821,073	3.9%
Other Securities		6,179,312	0.4%

TOTAL DENMARK		68,000,385	4.3%

FINLAND — (0.8%)
Other Securities		14,237,845	0.9%

FRANCE — (10.1%)
Airbus SE	115,275	18,969,393	1.2%
Hermes International SCA	6,104	14,612,916	0.9%
LVMH Moet Hennessy Louis Vuitton SE	69,704	57,257,376	3.6%
Orange SA	727,420	8,096,390	0.5%
# TotalEnergies SE	636,758	46,227,840	2.9%
Other Securities		22,976,744	1.5%

TOTAL FRANCE		168,140,659	10.6%

GERMANY — (5.8%)
Deutsche Post AG	219,519	9,191,245	0.6%
Deutsche Telekom AG	866,133	19,839,264	1.2%
Mercedes-Benz Group AG	155,191	11,738,785	0.7%
Rheinmetall AG	17,613	9,705,553	0.6%
Other Securities		45,822,400	3.0%

TOTAL GERMANY		96,297,247	6.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.5%)
Other Securities		$25,559,984	1.6%

IRELAND — (0.4%)
Other Securities		6,973,516	0.4%

ISRAEL — (0.3%)
Other Securities		5,276,053	0.3%

ITALY — (2.3%)
Enel SpA	1,169,593	7,687,081	0.5%
Eni SpA	496,029	7,967,063	0.5%
Ferrari NV	18,243	7,583,615	0.5%
# Stellantis NV	471,174	10,425,430	0.6%
Other Securities		4,043,607	0.3%

TOTAL ITALY		37,706,796	2.4%

JAPAN — (20.2%)
Fast Retailing Co. Ltd.	32,300	8,445,449	0.5%
Hitachi Ltd.	209,400	19,319,384	1.2%
KDDI Corp.	445,500	12,362,080	0.8%
Nintendo Co. Ltd.	220,400	10,748,681	0.7%
Recruit Holdings Co. Ltd.	267,200	11,507,598	0.7%
Shin-Etsu Chemical Co. Ltd.	348,500	13,490,066	0.9%
SoftBank Corp.	652,400	7,869,044	0.5%
Sony Group Corp.	328,700	27,167,494	1.7%
Tokyo Electron Ltd.	80,300	17,613,463	1.1%
Other Securities		208,633,700	13.1%

TOTAL JAPAN		337,156,959	21.2%

NETHERLANDS — (5.0%)
ASML Holding NV	25,123	21,882,452	1.4%
ASML Holding NV	56,796	49,552,806	3.1%
Wolters Kluwer NV	54,773	8,199,873	0.5%
Other Securities		4,282,287	0.3%

TOTAL NETHERLANDS		83,917,418	5.3%

NEW ZEALAND — (0.3%)
Other Securities		4,449,876	0.3%

NORWAY — (0.6%)
Other Securities		9,874,781	0.6%

PORTUGAL — (0.2%)
Other Securities		2,971,782	0.2%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	424,993	10,819,218	0.7%
Other Securities		7,257,093	0.4%

TOTAL SINGAPORE		18,076,311	1.1%

SPAIN — (2.2%)
# Industria de Diseno Textil SA	167,352	7,619,694	0.5%
Repsol SA	493,991	7,753,721	0.5%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
# Telefonica SA	1,969,495	$8,822,541	0.6%
Other Securities		13,038,201	0.8%

TOTAL SPAIN		37,234,157	2.4%

SWEDEN — (2.6%)
Atlas Copco AB, Class A	530,564	9,293,403	0.6%
Volvo AB, Class B	410,093	10,438,171	0.7%
Other Securities		24,465,631	1.5%

TOTAL SWEDEN		44,197,205	2.8%

SWITZERLAND — (7.1%)
Nestle SA	373,872	37,536,808	2.4%
Partners Group Holding AG	7,501	9,650,532	0.6%
Roche Holding AG	7,170	1,886,129	0.1%
Roche Holding AG	167,805	40,208,460	2.5%
Other Securities		29,185,221	1.9%

TOTAL SWITZERLAND		118,467,150	7.5%

UNITED KINGDOM — (12.7%)
Ashtead Group PLC	224,550	16,305,002	1.0%
BP PLC	165,519	1,066,875	0.1%
BP PLC, Sponsored ADR	725,548	28,129,496	1.8%
Diageo PLC	80,730	2,790,002	0.2%
Diageo PLC, Sponsored ADR	100,847	13,933,022	0.9%
Experian PLC	189,224	7,632,151	0.5%
GSK PLC	1,144,717	23,749,338	1.5%
Imperial Brands PLC	492,449	11,252,533	0.7%
# RELX PLC, Sponsored ADR	309,204	12,736,113	0.8%
Unilever PLC	48,760	2,522,394	0.2%
Unilever PLC	62,170	3,215,940	0.2%
Unilever PLC, Sponsored ADR	520,618	26,994,043	1.7%
Other Securities		61,128,574	3.7%

TOTAL UNITED KINGDOM		211,455,483	13.3%

TOTAL COMMON STOCKS		1,569,838,257	98.9%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		7,860,946	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,247,305,294)		1,577,699,203

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	7,597,794	87,891,285	5.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,335,196,545)		$1,665,590,488	104.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$24,259,147	$82,045,187	—	$106,304,334
Austria	—	2,794,308	—	2,794,308
Belgium	—	9,885,430	—	9,885,430
Canada	160,860,578	—	—	160,860,578
Denmark	—	68,000,385	—	68,000,385
Finland	—	14,237,845	—	14,237,845
France	2,469,296	165,671,363	—	168,140,659
Germany	—	96,297,247	—	96,297,247
Hong Kong	—	25,559,984	—	25,559,984
Ireland	—	6,973,516	—	6,973,516
Israel	136,608	5,139,445	—	5,276,053
Italy	7,583,615	30,123,181	—	37,706,796
Japan	—	337,156,959	—	337,156,959
Netherlands	49,552,806	34,364,612	—	83,917,418
New Zealand	—	4,449,876	—	4,449,876
Norway	—	9,874,781	—	9,874,781
Portugal	—	2,971,782	—	2,971,782
Singapore	—	18,076,311	—	18,076,311
Spain	—	37,234,157	—	37,234,157
Sweden	—	44,197,205	—	44,197,205
Switzerland	—	118,467,150	—	118,467,150
United Kingdom	87,013,749	124,441,734	—	211,455,483
Preferred Stocks
Germany	—	7,860,946	—	7,860,946
Securities Lending Collateral	—	87,891,285	—	87,891,285

Total Investments in Securities	$331,875,799	$1,333,714,689	—	$1,665,590,488

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$165,550,602
Investment in Dimensional Emerging Markets Value Fund		82,828,609
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,019,535	22,511,325

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $211,331,369)		$270,890,536

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$270,890,536	—	—	$270,890,536

Total Investments in Securities	$270,890,536	—	—	$270,890,536

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.3%)
BHP Group Ltd., Class DI	352,621	$9,671,023	0.3%
Commonwealth Bank of Australia	110,937	8,128,302	0.2%
Other Securities		157,162,804	3.9%

TOTAL AUSTRALIA		174,962,129	4.4%

AUSTRIA — (0.3%)
Other Securities		14,144,151	0.4%

BELGIUM — (0.7%)
Other Securities		28,353,424	0.7%

BRAZIL — (1.2%)
Other Securities		50,300,977	1.3%

CANADA — (7.1%)
Bank of Montreal	69,809	6,235,340	0.2%
Canadian Natural Resources Ltd.	119,520	9,062,006	0.2%
Fairfax Financial Holdings Ltd.	6,508	7,075,574	0.2%
Royal Bank of Canada	63,445	6,143,379	0.2%
Suncor Energy, Inc.	200,422	7,654,116	0.2%
Other Securities		254,571,252	6.3%

TOTAL CANADA		290,741,667	7.3%

CHILE — (0.1%)
Other Securities		5,836,074	0.1%

CHINA — (6.9%)
Alibaba Group Holding Ltd.	1,328,600	12,439,762	0.3%
China Construction Bank Corp., Class H	10,334,000	6,686,002	0.2%
Tencent Holdings Ltd.	490,000	21,502,759	0.6%
Other Securities		241,037,376	6.0%

TOTAL CHINA		281,665,899	7.1%

COLOMBIA — (0.0%)
Other Securities		1,517,297	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,473,382	0.0%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	260,349	33,387,727	0.9%
Pandora AS	47,629	7,249,128	0.2%
Other Securities		45,617,074	1.1%

TOTAL DENMARK		86,253,929	2.2%

EGYPT — (0.0%)
Other Securities		296,208	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (0.9%)
Other Securities		$37,595,058	0.9%

FRANCE — (5.3%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	17,915,519	0.5%
# TotalEnergies SE	387,146	28,106,249	0.7%
# Vinci SA	56,868	6,663,571	0.2%
Other Securities		162,058,347	4.0%

TOTAL FRANCE		214,743,686	5.4%

GERMANY — (4.3%)
Deutsche Telekom AG	522,817	11,975,418	0.3%
Mercedes-Benz Group AG	127,944	9,677,798	0.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,531	6,390,858	0.2%
Siemens AG	51,599	9,666,221	0.3%
Other Securities		138,982,395	3.3%

TOTAL GERMANY		176,692,690	4.4%

GREECE — (0.2%)
Other Securities		6,071,204	0.2%

HONG KONG — (1.1%)
Other Securities		45,246,643	1.1%

HUNGARY — (0.1%)
Other Securities		2,673,594	0.1%

INDIA — (6.5%)
HDFC Bank Ltd.	390,512	7,070,231	0.2%
Reliance Industries Ltd.	235,961	8,277,591	0.2%
Tata Motors Ltd.	538,806	6,498,136	0.2%
Other Securities		240,751,021	6.0%

TOTAL INDIA		262,596,979	6.6%

INDONESIA — (0.5%)
Other Securities		21,702,972	0.5%

IRELAND — (0.4%)
Other Securities		16,758,788	0.4%

ISRAEL — (0.6%)
Other Securities		23,232,515	0.6%

ITALY — (2.0%)
Eni SpA	388,066	6,232,995	0.2%
# Stellantis NV	453,110	10,025,737	0.3%
UniCredit SpA	177,795	6,525,853	0.2%
Other Securities		56,604,003	1.3%

TOTAL ITALY		79,388,588	2.0%

JAPAN — (14.8%)
Hitachi Ltd.	89,500	8,257,330	0.2%
Mitsubishi UFJ Financial Group, Inc.	682,400	6,797,626	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Group Corp.	104,000	$8,595,739	0.2%
Tokyo Electron Ltd.	30,000	6,580,372	0.2%
Toyota Motor Corp.	1,138,615	25,970,186	0.7%
Other Securities		544,848,883	13.6%

TOTAL JAPAN		601,050,136	15.1%

KUWAIT — (0.2%)
Other Securities		7,014,499	0.2%

MALAYSIA — (0.5%)
Other Securities		20,289,932	0.5%

MEXICO — (0.7%)
Other Securities		30,127,780	0.8%

NETHERLANDS — (2.3%)
ASML Holding NV	20,610	17,981,607	0.5%
Wolters Kluwer NV	49,154	7,358,672	0.2%
Other Securities		69,872,955	1.7%

TOTAL NETHERLANDS		95,213,234	2.4%

NEW ZEALAND — (0.2%)
Other Securities		8,034,730	0.2%

NORWAY — (0.6%)
Other Securities		23,654,078	0.6%

PERU — (0.0%)
Other Securities		355,245	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,113,140	0.2%

POLAND — (0.4%)
Other Securities		14,366,421	0.4%

PORTUGAL — (0.2%)
Other Securities		9,201,707	0.2%

QATAR — (0.2%)
Other Securities		9,888,097	0.3%

RUSSIA — (0.0%)
Other Securities		181,230	0.0%

SAUDI ARABIA — (1.0%)
Other Securities		38,843,995	1.0%

SINGAPORE — (0.7%)
Other Securities		27,624,779	0.7%

SOUTH AFRICA — (0.9%)
Other Securities		37,248,330	0.9%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (4.0%)
Samsung Electronics Co. Ltd.	574,855	$31,954,257	0.8%
Other Securities		129,026,097	3.3%

TOTAL SOUTH KOREA		160,980,354	4.1%

SPAIN — (1.7%)
Banco Bilbao Vizcaya Argentaria SA	764,346	8,265,614	0.2%
Repsol SA	395,910	6,214,234	0.2%
Other Securities		52,703,593	1.3%

TOTAL SPAIN		67,183,441	1.7%

SWEDEN — (1.9%)
Other Securities		75,671,737	1.9%

SWITZERLAND — (4.9%)
ABB Ltd.	147,462	7,164,948	0.2%
Nestle SA	196,847	19,763,470	0.5%
Novartis AG	88,289	8,569,107	0.2%
Novartis AG, Sponsored ADR	65,041	6,317,432	0.2%
Roche Holding AG	58,789	14,086,679	0.4%
Other Securities		142,875,199	3.5%

TOTAL SWITZERLAND		198,776,835	5.0%

TAIWAN — (5.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	28,014,193	0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	129,369	17,767,538	0.5%
Other Securities		193,605,367	4.8%

TOTAL TAIWAN		239,387,098	6.0%

THAILAND — (0.5%)
Other Securities		20,801,392	0.5%

TURKEY — (0.3%)
Other Securities		12,499,856	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		21,863,318	0.6%

UNITED KINGDOM — (8.5%)
3i Group PLC	173,852	6,211,287	0.2%
AstraZeneca PLC	47,070	7,119,284	0.2%
AstraZeneca PLC, Sponsored ADR	92,295	7,003,345	0.2%
BP PLC, Sponsored ADR	396,055	15,355,052	0.4%
Glencore PLC	1,575,387	9,166,484	0.2%
HSBC Holdings PLC, Sponsored ADR	229,718	10,011,110	0.3%
Shell PLC, ADR	433,805	31,086,466	0.8%
Other Securities		258,369,556	6.4%

TOTAL UNITED KINGDOM		344,322,584	8.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.2%)
Other Securities		$6,658,019	0.2%

TOTAL COMMON STOCKS		3,901,599,821	98.2%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA, 8.432%	801,184	6,483,409	0.2%
Other Securities		6,831,321	0.2%

TOTAL BRAZIL		13,314,730	0.4%

CHILE — (0.0%)
Other Security		246,546	0.0%

COLOMBIA — (0.0%)
Other Securities		66,018	0.0%

GERMANY — (0.3%)
Other Securities		11,692,243	0.3%

INDIA — (0.0%)
Other Security		25	0.0%

PHILIPPINES — (0.0%)
Other Security		29,580	0.0%

TOTAL PREFERRED STOCKS		25,349,142	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		908	0.0%

BRAZIL — (0.0%)
Other Securities		383	0.0%

INDIA — (0.0%)
Other Security		7,143	0.0%

TAIWAN — (0.0%)
Other Securities		1,066	0.0%

THAILAND — (0.0%)
Other Securities		138	0.0%

TOTAL RIGHTS/WARRANTS		9,638	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,125,215,443)		3,926,958,601

		Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	12,463,723	144,180,345	3.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,269,396,223)		$4,071,138,946	102.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2024, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	125	06/21/24	$32,676,389	$31,668,750	$(1,007,639)

Total Futures Contracts			$32,676,389	$31,668,750	$(1,007,639)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$6,272,115	$168,666,625	$23,389	$174,962,129
Austria	—	14,144,151	—	14,144,151
Belgium	481,181	27,872,243	—	28,353,424
Brazil	49,517,732	783,245	—	50,300,977
Canada	290,189,983	551,684	—	290,741,667
Chile	802,564	5,033,510	—	5,836,074
China	17,927,221	262,709,806	1,028,872	281,665,899
Colombia	1,462,378	54,919	—	1,517,297
Czech Republic	—	1,473,382	—	1,473,382
Denmark	65,391	86,188,538	—	86,253,929
Egypt	86,589	209,619	—	296,208
Finland	454,794	37,140,264	—	37,595,058
France	2,946,772	211,796,914	—	214,743,686
Germany	475,360	176,217,330	—	176,692,690
Greece	68,271	6,002,933	—	6,071,204
Hong Kong	—	45,226,974	19,669	45,246,643
Hungary	—	2,673,594	—	2,673,594
India	3,878,262	258,514,338	204,379	262,596,979
Indonesia	116,700	21,551,627	34,645	21,702,972
Ireland	—	16,758,788	—	16,758,788
Israel	1,425,346	21,807,169	—	23,232,515
Italy	81,452	79,307,136	—	79,388,588
Japan	1,844,020	599,206,116	—	601,050,136
Kuwait	6,122,201	892,298	—	7,014,499
Malaysia	1,854	20,288,078	—	20,289,932
Mexico	30,048,961	78,819	—	30,127,780
Netherlands	20,511,150	74,702,084	—	95,213,234
New Zealand	—	8,034,730	—	8,034,730
Norway	215,647	23,438,431	—	23,654,078
Peru	355,245	—	—	355,245
Philippines	19,926	8,093,214	—	8,113,140
Poland	—	14,366,421	—	14,366,421
Portugal	—	9,201,707	—	9,201,707
Qatar	—	9,888,097	—	9,888,097
Russia	—	—	181,230	181,230
Saudi Arabia	42,153	38,801,842	—	38,843,995
Singapore	—	27,562,773	62,006	27,624,779
South Africa	2,549,893	34,698,437	—	37,248,330
South Korea	672,288	160,111,742	196,324	160,980,354

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Spain	$499,196	$66,684,245	—		$67,183,441
Sweden	35,358	75,636,379	—		75,671,737
Switzerland	13,788,097	184,988,738	—		198,776,835
Taiwan	17,895,752	221,487,184	$4,162		239,387,098
Thailand	19,092,149	1,709,243	—		20,801,392
Turkey	—	12,499,856	—		12,499,856
United Arab Emirates	112,609	21,750,709	—		21,863,318
United Kingdom	90,350,650	253,971,934	—		344,322,584
United States	4,413,007	2,245,012	—		6,658,019
Preferred Stocks
Brazil	13,258,754	55,976	—		13,314,730
Chile	—	246,546	—		246,546
Colombia	66,018	—	—		66,018
Germany	—	11,692,243	—		11,692,243
India	—	25	—		25
Philippines	—	29,580	—		29,580
Rights/Warrants
Australia	—	908	—		908
Brazil	—	383	—		383
India	—	7,143	—		7,143
Taiwan	—	1,066	—		1,066
Thailand	—	138	—		138
Securities Lending Collateral	—	144,180,345	—		144,180,345

Total Investments in Securities	$598,147,039	$3,471,237,231	$1,754,676	<>	$4,071,138,946

Financial Instruments
Liabilities
Futures Contracts**	(1,007,639)	—	—		(1,007,639)

Total Financial Instruments	$(1,007,639)	—	—		$(1,007,639)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
AUSTRALIA — (4.9%)
BlueScope Steel Ltd.	105,930	$1,546,093	0.2%
Other Securities		33,599,099	4.7%

TOTAL AUSTRALIA		35,145,192	4.9%

AUSTRIA — (0.5%)
Other Securities		3,765,113	0.5%

BELGIUM — (1.1%)
Ageas SA	52,470	2,408,455	0.3%
Other Securities		5,723,216	0.8%

TOTAL BELGIUM		8,131,671	1.1%

BRAZIL — (1.1%)
Other Securities		7,859,735	1.1%

CANADA — (7.8%)
Alamos Gold, Inc., Class A	106,641	1,568,649	0.2%
AltaGas Ltd.	73,260	1,606,063	0.2%
ARC Resources Ltd.	157,602	2,854,041	0.4%
iA Financial Corp., Inc.	29,944	1,815,368	0.3%
Lundin Mining Corp.	177,526	2,027,174	0.3%
* MEG Energy Corp.	78,509	1,785,579	0.3%
Other Securities		44,769,955	6.2%

TOTAL CANADA		56,426,829	7.9%

CHILE — (0.1%)
Other Securities		748,241	0.1%

CHINA — (5.2%)
Other Securities		38,028,419	5.3%

COLOMBIA — (0.0%)
Other Securities		156,568	0.0%

DENMARK — (2.2%)
Jyske Bank AS	18,173	1,470,374	0.2%
* NKT AS	19,205	1,593,138	0.2%
Ringkjoebing Landbobank AS	9,222	1,549,899	0.2%
Other Securities		11,625,910	1.7%

TOTAL DENMARK		16,239,321	2.3%

FINLAND — (1.8%)
Stora Enso OYJ, Class R	124,293	1,655,661	0.2%
Wartsila OYJ Abp	106,918	1,972,376	0.3%
Other Securities		9,209,788	1.3%

TOTAL FINLAND		12,837,825	1.8%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (4.3%)
	Arkema SA	14,903	$1,537,792	0.2%
	Bouygues SA	51,932	1,913,969	0.3%
	Carrefour SA	124,412	2,093,011	0.3%
	Eiffage SA	20,030	2,137,170	0.3%
	Renault SA	55,113	2,729,930	0.4%
	Vivendi SE	175,700	1,787,517	0.3%
	Other Securities		19,043,044	2.6%

	TOTAL FRANCE		31,242,433	4.4%

	GERMANY — (3.7%)
*Ω	Covestro AG	52,883	2,648,579	0.4%
	Fresenius Medical Care AG	47,923	2,017,688	0.3%
	Other Securities		22,093,782	3.1%

	TOTAL GERMANY		26,760,049	3.8%

	GREECE — (0.1%)
	Other Securities		972,050	0.1%

	HONG KONG — (1.3%)
	Other Securities		9,170,772	1.3%

	HUNGARY — (0.0%)
	Other Securities		262,533	0.0%

	INDIA — (6.8%)
	Other Securities		49,258,922	6.9%

	INDONESIA — (0.5%)
	Other Securities		3,704,678	0.5%

	IRELAND — (0.9%)
	AIB Group PLC	320,177	1,657,292	0.2%
	Bank of Ireland Group PLC	330,642	3,527,758	0.5%
	Other Securities		934,853	0.2%

	TOTAL IRELAND		6,119,903	0.9%

	ISRAEL — (0.7%)
	Other Securities		4,804,568	0.7%

	ITALY — (3.1%)
	Banco BPM SpA	394,306	2,588,874	0.4%
	BPER Banca SpA	292,670	1,519,893	0.2%
	Leonardo SpA	105,578	2,426,399	0.4%
	Mediobanca Banca di Credito Finanziario SpA	144,530	2,053,497	0.3%
	Other Securities		13,780,237	1.8%

	TOTAL ITALY		22,368,900	3.1%

	JAPAN — (16.1%)
	Other Securities		116,932,315	16.4%

	KUWAIT — (0.1%)
	Other Securities		869,856	0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	MALAYSIA — (0.5%)
	Other Securities		$3,916,942	0.5%

	MEXICO — (0.8%)
	Other Securities		5,571,384	0.8%

	NETHERLANDS — (2.3%)
Ω	ABN AMRO Bank NV, GDR	112,128	1,796,129	0.3%
	Aegon Ltd.	419,896	2,615,048	0.4%
	ASR Nederland NV	41,960	2,099,657	0.3%
	NN Group NV	43,448	2,004,294	0.3%
	Other Securities		8,392,912	1.1%

	TOTAL NETHERLANDS		16,908,040	2.4%

	NEW ZEALAND — (0.2%)
	Other Securities		1,095,708	0.2%

	NORWAY — (0.6%)
	Other Securities		4,314,994	0.6%

	PHILIPPINES — (0.2%)
	Other Securities		1,140,242	0.2%

	POLAND — (0.3%)
	Other Securities		2,004,905	0.3%

	PORTUGAL — (0.4%)
	Other Securities		2,641,344	0.4%

	QATAR — (0.2%)
	Other Securities		1,558,571	0.2%

	SAUDI ARABIA — (1.2%)
	Other Securities		8,946,625	1.3%

	SINGAPORE — (0.7%)
	Other Securities		4,980,808	0.7%

	SOUTH AFRICA — (0.8%)
	Other Securities		5,512,459	0.8%

	SOUTH KOREA — (3.3%)
	Other Securities		24,066,420	3.4%

	SPAIN — (1.5%)
	Banco de Sabadell SA	1,583,992	3,025,747	0.4%
	Bankinter SA	197,117	1,558,044	0.2%
	Other Securities		6,155,987	0.9%

	TOTAL SPAIN		10,739,778	1.5%

	SWEDEN — (1.9%)
	Other Securities		13,902,265	2.0%

	SWITZERLAND — (4.1%)
	Adecco Group AG	44,732	1,564,835	0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Baloise Holding AG	13,844	$2,092,006	0.3%
Julius Baer Group Ltd.	45,729	2,453,743	0.4%
* Sandoz Group AG	63,033	2,142,296	0.3%
# Swatch Group AG	7,058	1,482,965	0.2%
Swiss Prime Site AG	16,975	1,567,350	0.2%
Other Securities		18,509,443	2.6%

TOTAL SWITZERLAND		29,812,638	4.2%

TAIWAN — (5.2%)
Other Securities		37,886,473	5.3%

THAILAND — (0.4%)
Other Securities		3,202,597	0.4%

TURKEY — (0.3%)
Other Securities		1,954,472	0.3%

UNITED ARAB EMIRATES — (0.7%)
Emaar Properties PJSC	1,185,965	2,651,931	0.4%
Other Securities		2,453,965	0.3%

TOTAL UNITED ARAB EMIRATES		5,105,896	0.7%

UNITED KINGDOM — (9.6%)
Barratt Developments PLC	329,588	1,862,212	0.3%
Centrica PLC	1,664,091	2,656,341	0.4%
DS Smith PLC	416,595	1,814,909	0.3%
J Sainsbury PLC	531,830	1,744,496	0.3%
Kingfisher PLC	587,635	1,810,106	0.3%
Marks & Spencer Group PLC	673,692	2,146,344	0.3%
Mondi PLC	119,950	2,273,220	0.3%
Persimmon PLC	88,805	1,438,022	0.2%
Taylor Wimpey PLC	1,294,937	2,121,913	0.3%
Vistry Group PLC	118,116	1,754,568	0.3%
Other Securities		50,084,716	6.8%

TOTAL UNITED KINGDOM		69,706,847	9.8%

UNITED STATES — (0.0%)
Other Securities		187,950	0.0%

TOTAL COMMON STOCKS		706,963,251	99.2%

PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
Other Securities		1,239,936	0.2%

COLOMBIA — (0.0%)
Other Security		38,749	0.0%

GERMANY — (0.1%)
Other Securities		1,092,686	0.1%

INDIA — (0.0%)
Other Security		18	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$12,084	0.0%

TOTAL PREFERRED STOCKS		2,383,473	0.3%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		1,152	0.0%

BRAZIL — (0.0%)
Other Securities		40	0.0%

THAILAND — (0.0%)
Other Securities		40	0.0%

TOTAL RIGHTS/WARRANTS		1,232	0.0%

TOTAL INVESTMENT SECURITIES (Cost $631,967,814)		709,347,956

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	1,384,017	16,010,314	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $647,978,254)		$725,358,270	101.8%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$35,138,385	$6,807	$35,145,192
Austria	$8,122	3,756,991	—	3,765,113
Belgium	—	8,131,671	—	8,131,671
Brazil	7,496,572	363,163	—	7,859,735
Canada	56,426,829	—	—	56,426,829
Chile	—	748,241	—	748,241
China	620,287	37,335,225	72,907	38,028,419
Colombia	156,568	—	—	156,568
Denmark	—	16,239,321	—	16,239,321
Finland	—	12,837,825	—	12,837,825
France	—	31,242,433	—	31,242,433
Germany	—	26,760,049	—	26,760,049
Greece	—	972,050	—	972,050
Hong Kong	—	9,165,427	5,345	9,170,772
Hungary	—	262,533	—	262,533
India	26,412	49,111,978	120,532	49,258,922
Indonesia	—	3,693,982	10,696	3,704,678
Ireland	—	6,119,903	—	6,119,903
Israel	103,282	4,701,286	—	4,804,568
Italy	—	22,368,900	—	22,368,900

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Japan	$137,469	$116,794,846	—		$116,932,315
Kuwait	787,940	81,916	—		869,856
Malaysia	781	3,916,161	—		3,916,942
Mexico	5,529,965	41,419	—		5,571,384
Netherlands	731,379	16,176,661	—		16,908,040
New Zealand	—	1,095,708	—		1,095,708
Norway	29,339	4,285,655	—		4,314,994
Philippines	—	1,140,242	—		1,140,242
Poland	—	2,004,905	—		2,004,905
Portugal	—	2,641,344	—		2,641,344
Qatar	—	1,558,571	—		1,558,571
Saudi Arabia	49,279	8,897,346	—		8,946,625
Singapore	—	4,980,808	—		4,980,808
South Africa	849,301	4,663,158	—		5,512,459
South Korea	39,793	23,951,076	$75,551		24,066,420
Spain	—	10,739,778	—		10,739,778
Sweden	11,770	13,881,898	8,597		13,902,265
Switzerland	—	29,812,638	—		29,812,638
Taiwan	—	37,884,475	1,998		37,886,473
Thailand	3,081,410	121,187	—		3,202,597
Turkey	—	1,954,472	—		1,954,472
United Arab Emirates	58,821	5,047,075	—		5,105,896
United Kingdom	242,539	69,464,308	—		69,706,847
United States	—	187,950	—		187,950
Preferred Stocks
Brazil	1,220,792	19,144	—		1,239,936
Colombia	38,749	—	—		38,749
Germany	—	1,092,686	—		1,092,686
India	—	18	—		18
Philippines	—	12,084	—		12,084
Rights/Warrants
Australia	—	825	327		1,152
Brazil	—	40	—		40
Thailand	—	40	—		40
Securities Lending Collateral	—	16,010,314	—		16,010,314

Total Investments in Securities	$77,647,399	$647,408,111	$302,760	<>	$725,358,270

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	17,368,288	$658,431,814
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	18,495,623	288,161,801
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,248,511	121,503,022

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $650,758,913)		$1,068,096,637

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $1,629,612)	1,629,612	1,629,612

TOTAL INVESTMENTS — (100.0%) (Cost $652,388,525)		$1,069,726,249

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,068,096,637	—	—	$1,068,096,637
Temporary Cash Investments	1,629,612	—	—	1,629,612

Total Investments in Securities	$1,069,726,249	—	—	$1,069,726,249

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,753,175	$161,370,275
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,606,184	71,764,346
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,103,741	48,701,605

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $154,890,690)		$281,836,226

As of April 30, 2024, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	527,573	NOK	5,701,000	Citibank, N.A.	05/02/24	$14,362
USD	8,315,682	GBP	6,563,000	Bank of New York Mellon	05/07/24	114,697
USD	478,631	HKD	3,742,000	Citibank, N.A.	05/08/24	201
USD	7,982,397	HKD	62,432,000	State Street Bank and Trust	05/08/24	219
USD	15,104,759	JPY	2,301,921,000	Bank of America Corp.	05/13/24	485,343
USD	618,530	SGD	840,000	Citibank, N.A.	05/13/24	2,885
USD	4,152,481	AUD	6,337,000	Citibank, N.A.	05/28/24	44,141
USD	529,428	NOK	5,818,000	Citibank, N.A.	05/30/24	5,320
USD	511,639	ILS	1,864,000	Citibank, N.A.	06/13/24	12,544
USD	2,095,463	DKK	14,341,000	Morgan Stanley and Co. International	06/25/24	37,703
USD	1,820,633	SEK	19,732,000	Morgan Stanley and Co. International	07/12/24	24,352
USD	4,717,608	CHF	4,241,000	State Street Bank and Trust	07/18/24	64,130
USD	4,296,772	CAD	5,857,000	State Street Bank and Trust	07/25/24	36,156

Total Appreciation						$842,053
NOK	5,701,000	USD	518,415	Citibank, N.A.	05/02/24	$(5,204)
USD	17,882,457	EUR	16,754,000	Bank of America Corp.	07/12/24	(50,826)

Total (Depreciation)						$(56,030)

Total Appreciation
(Depreciation)						$786,023

As of April 30, 2024, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	13	06/21/24	$3,388,986	$3,293,550	$(95,436)

Total Futures Contracts			$3,388,986	$3,293,550	$(95,436)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$281,836,226	—	—	$281,836,226

Total Investments in Securities	$281,836,226	—	—	$281,836,226

Financial Instruments
Assets
Forward Currency Contracts**	—	$842,053	—	842,053
Liabilities
Forward Currency Contracts**	—	(56,030)	—	(56,030)
Futures Contracts**	(95,436)	—	—	(95,436)

Total Financial Instruments	$(95,436)	$786,023	—	$690,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,969,114,846

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,969,114,846

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,048,538,697

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,048,538,697

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,762,572,408

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,762,572,408

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (3.7%)
Petroleo Brasileiro SA	16,003,488	$136,408,423	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	12,524,337	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	20,842,503	0.1%
Vale SA	8,041,867	98,018,291	0.4%
Other Securities		748,172,771	2.7%

TOTAL BRAZIL		1,015,966,325	3.8%

CHILE — (0.4%)
Other Securities		115,400,478	0.4%

CHINA — (22.7%)
Alibaba Group Holding Ltd.	27,674,300	259,116,151	1.0%
Alibaba Group Holding Ltd., Sponsored ADR	697,227	52,187,441	0.2%
Bank of China Ltd., Class H	204,525,702	91,727,739	0.4%
BYD Co. Ltd., Class H	2,014,800	55,230,840	0.2%
China Construction Bank Corp., Class H	279,316,302	180,715,044	0.7%
China Merchants Bank Co. Ltd., Class H	15,816,646	68,499,626	0.3%
China Petroleum & Chemical Corp., Class H	83,340,400	49,746,017	0.2%
China Shenhua Energy Co. Ltd., Class H	11,838,000	49,133,234	0.2%
Industrial & Commercial Bank of China Ltd., Class H	126,091,725	67,613,917	0.3%
NetEase, Inc.	3,062,200	57,399,792	0.2%
* PDD Holdings, Inc., ADR	965,971	120,920,250	0.5%
PetroChina Co. Ltd., Class H	101,830,000	94,879,195	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	23,796,000	107,845,366	0.4%
Tencent Holdings Ltd.	16,794,600	737,000,497	2.8%
Other Securities		4,180,188,821	15.1%

TOTAL CHINA		6,172,203,930	22.9%

COLOMBIA — (0.1%)
Other Securities		30,549,948	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		27,507,909	0.1%

EGYPT — (0.0%)
Other Securities		8,898,760	0.0%

GREECE — (0.5%)
Other Securities		123,893,733	0.5%

HONG KONG — (0.0%)
Other Securities		2,753,057	0.0%

HUNGARY — (0.2%)
Other Securities		54,502,728	0.2%

INDIA — (20.6%)
Axis Bank Ltd.	8,031,580	111,773,770	0.4%
Bharti Airtel Ltd.	7,221,137	114,491,223	0.4%
HDFC Bank Ltd.	5,093,539	92,218,671	0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
ICICI Bank Ltd.	3,800,989	$52,366,803	0.2%
ICICI Bank Ltd., Sponsored ADR	4,263,961	117,386,846	0.5%
Infosys Ltd.	7,955,267	134,434,304	0.5%
ITC Ltd.	9,888,606	51,526,008	0.2%
Larsen & Toubro Ltd.	1,682,110	72,259,752	0.3%
Mahindra & Mahindra Ltd.	2,998,788	77,477,738	0.3%
REC Ltd.	11,795,505	71,714,210	0.3%
Reliance Industries Ltd.	5,206,360	182,640,853	0.7%
State Bank of India	5,267,332	51,699,859	0.2%
Tata Consultancy Services Ltd.	1,966,712	89,838,426	0.3%
Tata Motors Ltd.	6,502,401	78,420,595	0.3%
Other Securities		4,306,071,694	15.8%

TOTAL INDIA		5,604,320,752	20.8%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	91,803,500	55,199,998	0.2%
Other Securities		399,881,528	1.5%

TOTAL INDONESIA		455,081,526	1.7%

KUWAIT — (0.3%)
Other Securities		76,262,366	0.3%

MALAYSIA — (1.5%)
Other Securities		418,515,249	1.6%

MEXICO — (2.6%)
# America Movil SAB de CV, ADR	3,625,850	69,108,701	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,710,838	56,645,837	0.2%
Grupo Mexico SAB de CV, Class B	8,423,453	52,052,989	0.2%
Other Securities		528,629,358	1.9%

TOTAL MEXICO		706,436,885	2.6%

PERU — (0.1%)
Other Securities		24,101,183	0.1%

PHILIPPINES — (0.6%)
Other Securities		176,531,303	0.7%

POLAND — (1.1%)
Other Securities		289,804,116	1.1%

QATAR — (0.7%)
Qatar National Bank QPSC	13,164,893	50,122,515	0.2%
Other Securities		140,647,235	0.5%

TOTAL QATAR		190,769,750	0.7%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	3,883,026	82,589,082	0.3%
Saudi Telecom Co.	6,054,085	60,748,372	0.2%
Other Securities		920,627,111	3.4%

TOTAL SAUDI ARABIA		1,063,964,565	3.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (2.7%)
Other Securities		$735,884,351	2.7%

SOUTH KOREA — (11.4%)
Hyundai Motor Co.	506,028	91,022,236	0.4%
KB Financial Group, Inc.	1,155,887	62,691,697	0.3%
Kia Corp.	1,141,175	96,683,274	0.4%
Samsung Electronics Co. Ltd.	10,738,571	596,921,058	2.2%
Shinhan Financial Group Co. Ltd.	1,478,212	49,663,905	0.2%
Other Securities		2,205,696,703	8.0%

TOTAL SOUTH KOREA		3,102,678,873	11.5%

TAIWAN — (18.5%)
ASE Technology Holding Co. Ltd.	11,331,387	50,975,337	0.2%
CTBC Financial Holding Co. Ltd.	57,892,931	60,423,920	0.2%
Hon Hai Precision Industry Co. Ltd.	18,429,403	87,730,361	0.3%
MediaTek, Inc.	2,965,823	89,423,033	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	1,027,466,055	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,758,804	378,894,141	1.4%
Other Securities		3,330,528,027	12.4%

TOTAL TAIWAN		5,025,440,874	18.7%

THAILAND — (1.7%)
Other Securities		460,726,556	1.7%

TURKEY — (1.3%)
Other Securities		359,725,560	1.3%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	22,589,280	50,511,786	0.2%
Other Securities		300,632,583	1.1%

TOTAL UNITED ARAB EMIRATES		351,144,369	1.3%

UNITED KINGDOM — (0.1%)
Other Security		16,504,544	0.1%

UNITED STATES — (0.0%)
Other Securities		899,855	0.0%

TOTAL COMMON STOCKS		26,610,469,545	98.8%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Petroleo Brasileiro SA , 8.432%	22,001,222	178,040,163	0.7%
Other Securities		144,094,404	0.5%

TOTAL BRAZIL		322,134,567	1.2%

CHILE — (0.0%)
Other Securities		3,508,603	0.0%

COLOMBIA — (0.0%)
Other Securities		5,432,873	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$282	0.0%

PHILIPPINES — (0.0%)
Other Security		633,501	0.0%

TOTAL PREFERRED STOCKS		331,709,826	1.2%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		2,269	0.0%

INDIA — (0.0%)
Other Security		177,689	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,650	0.0%

TAIWAN — (0.0%)
Other Securities		40,145	0.0%

THAILAND — (0.0%)
Other Securities		6,392	0.0%

TOTAL RIGHTS/WARRANTS		229,145	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,525,755,184)		26,942,408,516

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	24,207,306	280,030,112	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $19,805,785,003)		$27,222,438,628	101.0%

As of April 30, 2024, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	818	06/21/24	$212,201,293	$207,240,300	$(4,960,993)

Total Futures Contracts			$212,201,293	$207,240,300	$(4,960,993)

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$1,001,217,490	$14,748,835	—		$1,015,966,325
Chile	26,390,246	89,010,232	—		115,400,478
China	473,531,908	5,678,134,793	$20,537,229		6,172,203,930
Colombia	29,568,500	981,448	—		30,549,948
Czech Republic	—	27,507,909	—		27,507,909
Egypt	91,869	8,806,891	—		8,898,760
Greece	1,139,604	122,754,129	—		123,893,733
Hong Kong	—	2,634,806	118,251		2,753,057
Hungary	—	54,502,728	—		54,502,728
India	182,299,487	5,419,910,382	2,110,883		5,604,320,752
Indonesia	7,110,453	447,426,260	544,813		455,081,526
Kuwait	70,296,974	5,965,392	—		76,262,366
Malaysia	51,041	418,464,208	—		418,515,249
Mexico	703,100,813	3,336,072	—		706,436,885
Peru	24,101,111	72	—		24,101,183
Philippines	2,915,526	173,615,777	—		176,531,303
Poland	—	289,804,116	—		289,804,116
Qatar	—	190,769,750	—		190,769,750
Saudi Arabia	1,286,963	1,062,677,602	—		1,063,964,565
South Africa	88,651,778	647,232,573	—		735,884,351
South Korea	59,632,544	3,039,323,183	3,723,146		3,102,678,873
Taiwan	384,196,781	4,640,750,904	493,189		5,025,440,874
Thailand	423,305,623	37,420,933	—		460,726,556
Turkey	—	359,725,560	—		359,725,560
United Arab Emirates	1,991,334	349,153,035	—		351,144,369
United Kingdom	16,504,544	—	—		16,504,544
United States	626,302	273,553	—		899,855
Preferred Stocks
Brazil	321,604,891	529,676	—		322,134,567
Chile	—	3,508,603	—		3,508,603
Colombia	5,432,873	—	—		5,432,873
India	—	282	—		282
Philippines	—	633,501	—		633,501
Rights/Warrants
Brazil	—	2,269	—		2,269
India	—	177,689	—		177,689
South Korea	—	2,650	—		2,650
Taiwan	—	40,145	—		40,145
Thailand	—	6,392	—		6,392
Securities Lending Collateral	—	280,030,112	—		280,030,112

Total Investments in Securities	$3,825,048,655	$23,369,862,462	$27,527,511	<>	$27,222,438,628

Financial Instruments
Liabilities
Futures Contracts**	(4,960,993)	—	—		(4,960,993)

Total Financial Instruments	$(4,960,993)	—	—		$(4,960,993)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
BRAZIL — (3.5%)
*	Embraer SA	91,982	$590,764	0.3%
*Ω	Hapvida Participacoes e Investimentos SA	791,791	562,668	0.2%
	Other Securities		7,370,863	3.0%

TOTAL BRAZIL			8,524,295	3.5%

CHILE — (0.3%)
	Other Securities		841,896	0.3%

CHINA — (18.8%)
#	China Hongqiao Group Ltd.	396,000	546,432	0.2%
	China Mengniu Dairy Co. Ltd.	456,000	944,593	0.4%
	Geely Automobile Holdings Ltd.	973,000	1,171,062	0.5%
	Kunlun Energy Co. Ltd.	728,000	705,708	0.3%
	Sinopharm Group Co. Ltd., Class H	220,400	556,590	0.3%
	Wharf Holdings Ltd.	183,000	588,776	0.3%
*Ω	Wuxi Biologics Cayman, Inc.	519,000	899,082	0.4%
	Other Securities		40,810,310	16.5%

TOTAL CHINA			46,222,553	18.9%

COLOMBIA — (0.0%)
	Other Securities		96,522	0.0%

GREECE — (0.6%)
	Other Securities		1,463,243	0.6%

INDIA — (25.1%)
	Aurobindo Pharma Ltd.	53,022	729,541	0.3%
	Bharat Heavy Electricals Ltd.	185,535	622,870	0.3%
	Cholamandalam Investment & Finance Co. Ltd.	46,252	662,809	0.3%
	Cipla Ltd.	56,480	945,863	0.4%
	Dr Reddy’s Laboratories Ltd., ADR	11,240	825,803	0.4%
	Federal Bank Ltd.	298,315	580,322	0.3%
	GAIL India Ltd.	318,390	795,376	0.3%
	Hero MotoCorp Ltd.	16,291	885,693	0.4%
	Info Edge India Ltd.	8,600	621,085	0.3%
	Jindal Stainless Ltd.	67,116	567,707	0.2%
	Jindal Steel & Power Ltd.	67,480	748,911	0.3%
	JSW Energy Ltd.	106,314	802,404	0.3%
	Lupin Ltd.	29,069	573,100	0.2%
	Power Finance Corp. Ltd.	221,346	1,161,355	0.5%
	REC Ltd.	223,482	1,358,724	0.6%
	Samvardhana Motherson International Ltd.	372,045	582,442	0.3%
	Shriram Finance Ltd.	43,535	1,324,768	0.6%
	Sundaram Finance Ltd.	9,828	556,900	0.2%
	Tata Consumer Products Ltd.	84,056	1,112,288	0.5%
*	Yes Bank Ltd.	2,017,709	631,070	0.3%
	Other Securities		45,673,462	18.2%

TOTAL INDIA			61,762,493	25.2%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (1.5%)
Other Securities		$3,825,194	1.6%

KUWAIT — (0.6%)
Other Securities		1,472,756	0.6%

MALAYSIA — (1.9%)
Other Securities		4,683,391	1.9%

MEXICO — (2.7%)
* Cemex SAB de CV, Sponsored ADR	156,566	1,238,437	0.5%
Other Securities		5,345,876	2.2%

TOTAL MEXICO		6,584,313	2.7%

PHILIPPINES — (0.5%)
Other Securities		1,363,669	0.5%

POLAND — (1.1%)
Other Securities		2,642,939	1.1%

QATAR — (0.8%)
Other Securities		1,962,533	0.8%

SAUDI ARABIA — (4.6%)
Arab National Bank	119,348	980,963	0.4%
Banque Saudi Fransi	72,951	711,849	0.3%
Etihad Etisalat Co.	69,362	960,119	0.4%
Sahara International Petrochemical Co.	66,578	608,508	0.3%
Savola Group	44,673	600,300	0.3%
Other Securities		7,409,804	2.9%

TOTAL SAUDI ARABIA		11,271,543	4.6%

SOUTH AFRICA — (2.3%)
Aspen Pharmacare Holdings Ltd.	50,127	597,159	0.3%
Other Securities		5,195,533	2.1%

TOTAL SOUTH AFRICA		5,792,692	2.4%

SOUTH KOREA — (11.1%)
DB Insurance Co. Ltd.	8,646	606,472	0.3%
Other Securities		26,772,248	10.9%

TOTAL SOUTH KOREA		27,378,720	11.2%

TAIWAN — (18.3%)
Acer, Inc.	479,000	659,082	0.3%
AUO Corp.	1,056,000	590,472	0.3%
Catcher Technology Co. Ltd.	97,000	647,929	0.3%
Compal Electronics, Inc.	784,000	855,155	0.4%
Innolux Corp.	1,417,804	616,604	0.3%
Powertech Technology, Inc.	120,000	639,044	0.3%
* Shin Kong Financial Holding Co. Ltd.	2,235,698	590,802	0.3%
Taiwan Business Bank	1,134,699	589,123	0.3%
# Walsin Lihwa Corp.	501,607	566,596	0.2%
WPG Holdings Ltd.	295,000	796,743	0.3%
Other Securities		38,439,291	15.4%

TOTAL TAIWAN		44,990,841	18.4%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (1.4%)
Other Securities		$3,577,232	1.5%

TURKEY — (1.4%)
Other Securities		3,392,043	1.4%

UNITED ARAB EMIRATES — (2.5%)
Aldar Properties PJSC	383,104	569,337	0.2%
Dubai Islamic Bank PJSC	441,639	668,665	0.3%
Emaar Properties PJSC	1,027,143	2,296,807	1.0%
Other Securities		2,553,635	1.0%

TOTAL UNITED ARAB EMIRATES		6,088,444	2.5%

TOTAL COMMON STOCKS		243,937,312	99.7%

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.5%)
Other Securities		1,153,901	0.5%

COLOMBIA — (0.0%)
Other Security		55,098	0.0%

INDIA — (0.0%)
Other Security		14	0.0%

TOTAL PREFERRED STOCKS		1,209,013	0.5%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		310	0.0%

INDIA — (0.0%)
Other Security		4,308	0.0%

THAILAND — (0.0%)
Other Securities		316	0.0%

TOTAL RIGHTS/WARRANTS		4,934	0.0%

TOTAL INVESTMENT SECURITIES (Cost $213,471,552)		245,151,259

		Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	104,151	1,204,818	0.5%

TOTAL INVESTMENTS—(100.0%) (Cost $214,676,370)		$246,356,077	100.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2024, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/21/24	$1,794,305	$1,773,450	$(20,855)

Total Futures Contracts			$1,794,305	$1,773,450	$(20,855)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$8,200,630	$323,665	—		$8,524,295
Chile	—	841,896	—		841,896
China	2,031,683	43,780,800	$410,070		46,222,553
Colombia	96,522	—	—		96,522
Greece	—	1,463,243	—		1,463,243
India	859,738	60,824,213	78,542		61,762,493
Indonesia	—	3,813,943	11,251		3,825,194
Kuwait	1,165,039	307,717	—		1,472,756
Malaysia	718	4,682,673	—		4,683,391
Mexico	6,097,680	486,633	—		6,584,313
Philippines	—	1,363,669	—		1,363,669
Poland	—	2,642,939	—		2,642,939
Qatar	—	1,962,533	—		1,962,533
Saudi Arabia	21,441	11,250,102	—		11,271,543
South Africa	428,062	5,364,630	—		5,792,692
South Korea	38,997	27,276,561	63,162		27,378,720
Taiwan	—	44,987,492	3,349		44,990,841
Thailand	3,486,513	90,719	—		3,577,232
Turkey	—	3,392,043	—		3,392,043
United Arab Emirates	79,714	6,001,077	7,653		6,088,444
Preferred Stocks
Brazil	1,138,181	15,720	—		1,153,901
Colombia	55,098	—	—		55,098
India	—	14	—		14
Rights/Warrants
Brazil	—	310	—		310
India	—	4,308	—		4,308
Thailand	—	316	—		316
Securities Lending Collateral	—	1,204,818	—		1,204,818

Total Investments in Securities	$23,700,016	$222,082,034	$574,027	<>	$246,356,077

Financial Instruments
Liabilities
Futures Contracts**	(20,855)	—	—		(20,855)

Total Financial Instruments	$(20,855)	—	—		$(20,855)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.9%)
	BRAZIL — (5.0%)
	Petroleo Brasileiro SA	413,702	$3,526,259	0.4%
#	Petroleo Brasileiro SA, Sponsored ADR	100,493	1,619,947	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	68,868	1,168,690	0.2%
	Vale SA, Sponsored ADR	475,821	5,790,742	0.7%
	Other Securities		30,442,167	3.6%

	TOTAL BRAZIL		42,547,805	5.1%

	CHILE — (0.6%)
	Other Securities		5,104,661	0.6%

	COLOMBIA — (0.2%)
	Other Securities		1,410,385	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		996,031	0.1%

	EGYPT — (0.1%)
	Other Securities		361,912	0.0%

	GREECE — (0.6%)
	Other Securities		5,362,341	0.6%

	HUNGARY — (0.3%)
	Other Securities		2,242,384	0.3%

	INDIA — (27.1%)
	Axis Bank Ltd.	346,667	4,824,490	0.6%
	Bajaj Finance Ltd.	19,972	1,651,815	0.2%
	Bharti Airtel Ltd.	272,662	4,323,059	0.5%
	HCL Technologies Ltd.	115,015	1,877,634	0.2%
	HDFC Bank Ltd.	259,802	4,703,723	0.6%
	ICICI Bank Ltd.	227,949	3,140,488	0.4%
	ICICI Bank Ltd., Sponsored ADR	166,469	4,582,892	0.6%
	Infosys Ltd.	352,587	5,958,290	0.7%
	ITC Ltd.	396,949	2,068,360	0.3%
	Larsen & Toubro Ltd.	52,847	2,270,191	0.3%
	Mahindra & Mahindra Ltd.	122,888	3,174,977	0.4%
	Power Finance Corp. Ltd.	320,262	1,680,346	0.2%
	Reliance Industries Ltd.	125,888	4,416,193	0.5%
Ω	Reliance Industries Ltd., GDR	31,421	2,215,771	0.3%
Ω	Reliance Industries Ltd., GDR	44,787	3,166,441	0.4%
	Shriram Finance Ltd.	53,495	1,627,846	0.2%
	Tata Consultancy Services Ltd.	70,992	3,242,880	0.4%
	Tata Motors Ltd.	221,563	2,672,106	0.3%
	Tata Steel Ltd.	942,537	1,855,097	0.2%
	Other Securities		169,422,104	20.2%

	TOTAL INDIA		228,874,703	27.5%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (2.3%)
Bank Central Asia Tbk. PT	3,788,900	$2,278,206	0.3%
Bank Mandiri Persero Tbk. PT	5,499,800	2,324,638	0.3%
Other Securities		14,995,630	1.8%

TOTAL INDONESIA		19,598,474	2.4%

KUWAIT — (0.8%)
Kuwait Finance House KSCP	717,166	1,674,861	0.2%
Other Securities		5,420,109	0.7%

TOTAL KUWAIT		7,094,970	0.9%

MALAYSIA — (2.1%)
Other Securities		17,542,940	2.1%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	236,960	2,350,407	0.3%
Grupo Mexico SAB de CV, Class B	373,253	2,306,528	0.3%
Other Securities		20,059,053	2.4%

TOTAL MEXICO		24,715,988	3.0%

PERU — (0.1%)
Other Securities		409,052	0.1%

PHILIPPINES — (0.7%)
Other Securities		6,157,900	0.7%

POLAND — (1.4%)
Other Securities		11,766,276	1.4%

QATAR — (1.0%)
Qatar National Bank QPSC	527,665	2,008,972	0.3%
Other Securities		6,547,231	0.7%

TOTAL QATAR		8,556,203	1.0%

SAUDI ARABIA — (4.8%)
Al Rajhi Bank	135,589	2,883,877	0.4%
Saudi National Bank	251,689	2,519,522	0.3%
Saudi Telecom Co.	244,165	2,450,019	0.3%
Other Securities		32,304,463	3.8%

TOTAL SAUDI ARABIA		40,157,881	4.8%

SOUTH AFRICA — (3.4%)
FirstRand Ltd.	560,118	1,933,611	0.2%
Other Securities		26,907,439	3.3%

TOTAL SOUTH AFRICA		28,841,050	3.5%

SOUTH KOREA — (15.5%)
Hana Financial Group, Inc.	43,015	1,814,235	0.2%
Hyundai Motor Co.	21,302	3,831,716	0.5%
KB Financial Group, Inc.	52,610	2,853,403	0.4%
Kia Corp.	37,129	3,145,664	0.4%
LG Chem Ltd.	7,336	2,107,986	0.3%
Samsung Electronics Co. Ltd.	304,870	16,946,698	2.1%
Samsung Electronics Co. Ltd., GDR	3,955	5,572,595	0.7%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Samsung SDI Co. Ltd.	6,994	$2,164,426	0.3%
SK Hynix, Inc.	55,500	6,849,010	0.8%
Other Securities		85,968,823	10.0%

TOTAL SOUTH KOREA		131,254,556	15.7%

TAIWAN — (23.3%)
CTBC Financial Holding Co. Ltd.	2,116,000	2,208,508	0.3%
Hon Hai Precision Industry Co. Ltd.	995,000	4,736,546	0.6%
MediaTek, Inc.	115,000	3,467,385	0.4%
Novatek Microelectronics Corp.	89,000	1,681,674	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,747,001	41,829,748	5.0%
Uni-President Enterprises Corp.	799,000	1,874,139	0.2%
# United Microelectronics Corp.	1,065,000	1,636,290	0.2%
Other Securities		139,531,676	16.7%

TOTAL TAIWAN		196,965,966	23.6%

THAILAND — (2.1%)
Other Securities		17,898,533	2.1%

TURKEY — (1.5%)
Other Securities		12,632,010	1.5%

UNITED ARAB EMIRATES — (1.9%)
Emaar Properties PJSC	854,324	1,910,350	0.2%
Other Securities		14,014,676	1.7%

TOTAL UNITED ARAB EMIRATES		15,925,026	1.9%

UNITED KINGDOM — (0.1%)
Other Security		827,778	0.1%

UNITED STATES — (0.0%)
Other Security		20,262	0.0%

TOTAL COMMON STOCKS		827,265,087	99.2%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Petroleo Brasileiro SA , 8.432%	548,514	4,438,732	0.6%
Other Securities		5,213,356	0.6%

TOTAL BRAZIL		9,652,088	1.2%

CHILE — (0.0%)
Other Securities		64,554	0.0%

COLOMBIA — (0.0%)
Other Securities		143,799	0.0%

INDIA — (0.0%)
Other Security		23	0.0%

TOTAL PREFERRED STOCKS		9,860,464	1.2%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$309	0.0%

INDIA — (0.0%)
Other Security		8,705	0.0%

MALAYSIA — (0.0%)
Other Security		1,133	0.0%

TAIWAN — (0.0%)
Other Securities		727	0.0%

THAILAND — (0.0%)
Other Securities		99	0.0%

TOTAL RIGHTS/WARRANTS		10,973	0.0%

TOTAL INVESTMENT SECURITIES (Cost $742,389,505)		837,136,524

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	663,142	7,671,221	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $750,060,618)		$844,807,745	101.3%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$41,766,609	$781,196	—	$42,547,805
Chile	1,373,184	3,731,477	—	5,104,661
Colombia	1,406,221	4,164	—	1,410,385
Czech Republic	—	996,031	—	996,031
Egypt	195,381	166,531	—	361,912
Greece	52,583	5,309,758	—	5,362,341
Hungary	—	2,242,384	—	2,242,384
India	12,516,146	216,323,751	$34,806	228,874,703
Indonesia	—	19,587,939	10,535	19,598,474
Kuwait	6,466,745	628,225	—	7,094,970
Malaysia	602	17,542,338	—	17,542,940
Mexico	24,715,988	—	—	24,715,988
Peru	409,052	—	—	409,052
Philippines	165,300	5,992,600	—	6,157,900
Poland	—	11,766,276	—	11,766,276
Qatar	—	8,556,203	—	8,556,203
Saudi Arabia	54,106	40,103,775	—	40,157,881
South Africa	2,896,179	25,944,871	—	28,841,050
South Korea	5,809,003	125,300,083	145,470	131,254,556
Taiwan	667,055	196,298,911	—	196,965,966

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$16,102,128	$1,796,405	—		$17,898,533
Turkey	—	12,632,010	—		12,632,010
United Arab Emirates	66,902	15,858,124	—		15,925,026
United Kingdom	827,778	—	—		827,778
United States	—	20,262	—		20,262
Preferred Stocks
Brazil	9,619,134	32,954	—		9,652,088
Chile	—	64,554	—		64,554
Colombia	143,799	—	—		143,799
India	—	23	—		23
Rights/Warrants
Brazil	—	309	—		309
India	—	8,705	—		8,705
Malaysia	—	1,133	—		1,133
Taiwan	—	727	—		727
Thailand	—	99	—		99
Securities Lending Collateral	—	7,671,221	—		7,671,221

Total Investments in Securities	$125,253,895	$719,363,039	$190,811	<>	$844,807,745

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$89,868	$11,661,428
Investment Securities at Value (including $274,028, $1,573,552, $0 and $0 of securities on loan, respectively)	$5,760,297	$30,557,701	—	—
Temporary Cash Investments at Value & Cost	—	—	—	116,704
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $249,431, $1,293,325, $0 and $0, respectively)	249,430	1,293,311	—	—
Segregated Cash for Futures Contracts	2,431	12,236	—	4,897
Foreign Currencies at Value	3,091	42,327	—	—
Cash	58,664	279,424	43	—
Receivables:
Investment Securities Sold	6,584	47,412	—	—
Dividends, Interest and Tax Reclaims	36,312	205,737	—	500
Securities Lending Income	250	1,664	—	—
Fund Shares Sold	1,257	9,280	2	9,378
Unrealized Gain on Foreign Currency Contracts	4	67	—	—
Prepaid Expenses and Other Assets	24	130	16	96

Total Assets	6,118,344	32,449,289	89,929	11,793,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,513	1,293,723	—	—
Investment Securities Purchased	3,439	29,273	—	—
Fund Shares Redeemed	2,014	28,944	18	6,875
Due to Advisor	681	5,165	9	2,428
Futures Margin Variation	824	3,705	—	1,660
Unrealized Loss on Foreign Currency Contracts	2	9	—	—
Accrued Expenses and Other Liabilities	114	1,218	3	430

Total Liabilities	256,587	1,362,037	30	11,393

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,861,757	$31,087,252	$89,899	$11,781,610

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,861,757; $31,087,252; $89,899 and $11,781,610, respectively and shares outstanding of 217,437,343, 1,995,629,867, 6,205,485 and 606,713,886, respectively, $0.01 Par Value (1)	$26.96	$15.58	$14.49	$19.42

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$74,369	N/A

Investment Securities at Cost	$3,749,718	$23,497,062	N/A	N/A

Foreign Currencies at Cost	$3,104	$42,992	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,359,225	$24,944,924	$75,095	$10,464,044
Total Distributable Earnings (Loss)	1,502,532	6,142,328	14,804	1,317,566

NET ASSETS	$5,861,757	$31,087,252	$89,899	$11,781,610

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$215,314	$145,076	$20,512	$766,952
Receivables:
Fund Shares Sold	58	1	—	30
Prepaid Expenses and Other Assets	12	11	14	13

Total Assets	215,384	145,088	20,526	766,995

LIABILITIES:
Payables:
Fund Shares Redeemed	56	18	20	10
Due to Advisor	44	30	5	158
Accrued Expenses and Other Liabilities	14	15	3	12

Total Liabilities	114	63	28	180

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$215,270	$145,025	$20,498	$766,815

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $215,270; $145,025; $20,498 and $766,815, respectively and shares outstanding of 9,820,723, 8,394,115, 809,669 and 25,397,428, respectively, $0.01 Par Value (1)	$21.92	$17.28	$25.32	$30.19

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$193,422	$203,541	$22,512	$651,559
Total Distributable Earnings (Loss)	21,848	(58,516)	(2,014)	115,256

NET ASSETS	$215,270	$145,025	$20,498	$766,815

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio*	Portfolio*	Value Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$1,815,585	—	—
Investment Securities at Value (including $88,661, $135,925, $397,201 and $212,329 of securities on loan, respectively)	$3,234,473	4,959,990	$10,992,479	$3,358,587
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $54,129, $139,901, $311,326 and $172,072, respectively)	54,128	139,899	311,324	172,071
Segregated Cash for Futures Contracts	991	2,537	5,568	1,286
Foreign Currencies at Value	4,051	—	7,298	2,371
Cash	28,665	68,721	103,153	39,759
Receivables:
Investment Securities Sold	1,604	2,100	12,567	4,817
Dividends, Interest and Tax Reclaims	26,935	3,383	100,425	24,742
Securities Lending Income	89	69	385	240
Fund Shares Sold	476	4,145	3,253	1,002
Unrealized Gain on Foreign Currency Contracts	6	—	11	6
Prepaid Expenses and Other Assets	241	55	31	15

Total Assets	3,351,659	6,996,484	11,536,494	3,604,896

LIABILITIES:
Payables:
Upon Return of Securities Loaned	54,288	139,885	311,306	172,091
Investment Securities Purchased	570	—	2,851	1,490
Fund Shares Redeemed	3,863	7,899	6,944	1,047
Due to Advisor	660	722	3,614	852
Futures Margin Variation	336	860	1,460	436
Unrealized Loss on Foreign Currency Contracts	1	—	—	1
Deferred Taxes Payable	4	—	—	—
Accrued Expenses and Other Liabilities	179	231	924	174

Total Liabilities	59,901	149,597	327,099	176,091

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,291,758	$6,846,887	$11,209,395	$3,428,805

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,291,758; $6,846,887; $11,209,395 and $3,428,805, respectively and shares outstanding of 945,859,172, 727,435,612, 507,560,111 and 251,794,677, respectively, $0.01 Par Value (1)	$3.48	$9.41	$22.08	$13.62

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,410,580	$—	$—

Investment Securities at Cost	$3,516,139	$4,618,183	$8,916,473	$2,508,792

Foreign Currencies at Cost	$4,070	$—	$7,372	$2,383

NET ASSETS CONSIST OF:
Paid-In Capital	$5,119,265	$7,454,837	$8,988,994	$2,629,416
Total Distributable Earnings (Loss)	(1,827,507)	(607,950)	2,220,401	799,389

NET ASSETS	$3,291,758	$6,846,887	$11,209,395	$3,428,805

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International
	High Relative		World ex U.S.	World ex U.S.
	Profitability	World ex U.S.	Core Equity	Targeted Value
	Portfolio*	Value Portfolio	Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$270,891	—	—
Investment Securities at Value (including $89,745, $0, $202,485 and $23,970 of securities on loan, respectively)	$1,577,699	—	$3,926,959	$709,348
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $87,891, $0, $144,181 and $16,010, respectively)	87,891	—	144,180	16,010
Segregated Cash for Futures Contracts	—	—	1,475	—
Foreign Currencies at Value	175	—	23,330	1,391
Cash	1,282	131	19,081	342
Receivables:
Investment Securities Sold	4,716	—	5,352	74
Dividends, Interest and Tax Reclaims	8,020	—	20,370	4,672
Securities Lending Income	103	—	291	33
Fund Shares Sold	369	146	1,210	59
Unrealized Gain on Foreign Currency Contracts	1	—	—	1
Prepaid Expenses and Other Assets	23	11	24	22

Total Assets	1,680,279	271,179	4,142,272	731,952

LIABILITIES:
Payables:
Upon Return of Securities Loaned	87,912	—	144,241	16,010
Investment Securities Purchased	974	—	5,867	—
Fund Shares Redeemed	3,489	2	1,725	128
Due to Advisor	339	30	819	235
Futures Margin Variation	—	—	500	—
Unrealized Loss on Foreign Currency Contracts	10	—	2	—
Deferred Taxes Payable	—	—	15,749	2,680
Accrued Expenses and Other Liabilities	118	1	321	103

Total Liabilities	92,842	33	169,224	19,156

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,587,437	$271,146	$3,973,048	$712,796

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,587,437; $271,146; $3,973,048 and $712,796, respectively and shares outstanding of 124,191,185, 20,732,454, 302,682,132 and 49,705,944, respectively, $0.01 Par Value (1)	$12.78	$13.08	$13.13	$14.34

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$211,331	$—	$—

Investment Securities at Cost	$1,247,305	N/A	$3,125,215	$631,968

Foreign Currencies at Cost	$176	$—	$23,531	$1,395

NET ASSETS CONSIST OF:
Paid-In Capital	$1,298,522	$221,438	$3,274,429	$641,697
Total Distributable Earnings (Loss)	288,915	49,708	698,619	71,099

NET ASSETS	$1,587,437	$271,146	$3,973,048	$712,796

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio	Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,068,097	$281,836	$4,969,115	$4,048,539
Temporary Cash Investments at Value & Cost	1,630	—	—	—
Segregated Cash for Futures Contracts	—	153	—	—
Cash	—	2,739	—	—
Receivables:
Dividends and Interest	1	—	—	—
Fund Shares Sold	140	146	1,750	603
Unrealized Gain on Forward Currency Contracts	—	842	—	—
Prepaid Expenses and Other Assets	18	11	28	35

Total Assets	1,069,886	285,727	4,970,893	4,049,177

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	1,245	279	—	—
Fund Shares Redeemed	237	10	2,234	3,096
Due to Advisor	44	12	761	1,052
Futures Margin Variation	—	52	—	—
Unrealized Loss on Forward Currency Contracts	—	56	—	—
Accrued Expenses and Other Liabilities	14	3	127	93

Total Liabilities	1,540	412	3,122	4,241

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,068,346	$285,315	$4,967,771	$4,044,936

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,068,346; $285,315; $4,967,771 and $4,044,936, respectively and shares outstanding of 47,245,085, 14,048,079, 175,788,460 and 173,038,790, respectively, $0.01 Par Value (1)	$22.61	$20.31	$28.26	$23.38

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$650,759	$154,891	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$668,097	$153,218	$3,191,827	$3,371,093
Total Distributable Earnings (Loss)	400,249	132,097	1,775,944	673,843

NET ASSETS	$1,068,346	$285,315	$4,967,771	$4,044,936

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Emerging
	Emerging	Markets Core	Emerging	Emerging
	Markets Value	Equity	Markets Targeted	Markets ex China Core
	Portfolio	Portfolio*	Value Portfolio*	Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,762,572	—	—	—
Investment Securities at Value (including $0, $1,394,921, $6,903 and $20,277 of securities on loan, respectively)	—	$26,942,409	$245,151	$837,137
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $280,030, $1,205 and $7,671, respectively)	—	280,030	1,205	7,671
Segregated Cash for Futures Contracts	—	9,652	83	—
Foreign Currencies at Value	—	165,783	868	19,883
Cash	—	101,230	2,084	18,839
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	23,892	—	689
Dividends and Interest	—	48,971	397	1,534
Securities Lending Income	—	3,848	20	67
Fund Shares Sold	2,103	8,530	86	275
Futures Margin Variation	—	—	—	699
Unrealized Gain on Foreign Currency Contracts.	—	—	—	1
Prepaid Expenses and Other Assets	50	117	14	25

Total Assets	10,764,725	27,584,462	249,908	886,820

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	280,127	1,206	7,671
Investment Securities/Affiliated Investment Companies Purchased	—	12,972	172	29,069
Fund Shares Redeemed	9,763	20,468	295	9,748
Due to Advisor	2,467	7,240	80	221
Futures Margin Variation	—	3,272	28	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	31
Deferred Taxes Payable	—	311,930	3,304	6,293
Accrued Expenses and Other Liabilities	347	4,103	65	147

Total Liabilities	12,577	640,112	5,150	53,180

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$10,752,148	$26,944,350	$244,758	$833,640

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,752,148; $26,944,350; $244,758 and $833,640, respectively and shares outstanding of 350,700,133, 1,163,835,843, 21,611,320 and 82,101,515, respectively, $0.01 Par Value (1)	$30.66	$23.15	$11.33	$10.15

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,525,755	$213,472	$742,390

Foreign Currencies at Cost	$—	$166,258	$870	$19,895

NET ASSETS CONSIST OF:
Paid-In Capital	$10,122,151	$22,562,571	$211,197	$779,178
Total Distributable Earnings (Loss)	629,997	4,381,779	33,561	54,462

NET ASSETS	$10,752,148	$26,944,350	$244,758	$833,640

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio#	Portfolio#	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $45 and $16,399, respectively)	—	—	$400	$157,545
Interest	—	—	1	445
Income from Securities Lending, Net	—	—	24	4,860
Expenses Allocated from Affiliated Investment Companies	—	—	(26)	(6,462)
Income Distributions Received from Affiliated Investment Companies	—	—	310	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	709	156,388

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,883, $47,038, $0 and $0, respectively)	$87,724	$474,278	—	—
Income from Securities Lending, Net	1,040	7,859	—	—

Total Fund Investment Income	88,764	482,137	—	—

Fund Expenses
Investment Management Fees	3,997	30,368	148	14,072
Accounting & Transfer Agent Fees	426	2,389	9	738
Custodian Fees	145	877	—	1
Filing Fees	26	106	10	70
Shareholders’ Reports	61	266	6	309
Directors’/Trustees’ Fees & Expenses	19	105	—	38
Professional Fees	46	245	—	59
Other	104	465	2	73

Total Fund Expenses	4,824	34,821	175	15,360

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	95	—
Fees Paid Indirectly (Note C)	73	—	—	—

Net Expenses	4,751	34,821	80	15,360

Net Investment Income (Loss)	84,013	447,316	629	141,028

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	688	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(12,307)	114,974	—	—
Affiliated Investment Companies Shares Sold	8	59	34	—
Transactions Allocated from Affiliated Investment Company**	—	—	229	72,052
Futures	7,918	32,387	—	17,779
Foreign Currency Transactions	1,170	368	—	—
In-Kind Redemptions	27,888	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	760,667	3,925,435	—	—
Affiliated Investment Companies Shares	2	(13)	7,558	—
Transactions Allocated from Affiliated Investment Company***	—	—	4,029	1,406,186
Futures	397	5,602	—	(690)
Translation of Foreign Currency-Denominated Amounts	(605)	(3,381)	—	—

Net Realized and Unrealized Gain (Loss)	785,138	4,075,431	12,538	1,495,327

Net Increase (Decrease) in Net Assets Resulting from Operations	$869,151	$4,522,747	$13,167	$1,636,355

**	Net of foreign capital gain taxes withheld of $0, $0, $17 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $338, $41, $3 and $1,451, respectively)	$3,041	$2,363	$350	$9,259
Interest	6	6	1	35
Income from Securities Lending, Net	115	149	2	281
Expenses Allocated from Affiliated Investment Companies	(129)	(94)	(11)	(429)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	3,033	2,424	342	9,146

Fund Expenses
Investment Management Fees	380	276	35	1,300
Accounting & Transfer Agent Fees	22	19	3	74
Filing Fees	9	9	8	10
Shareholders’ Reports	5	4	3	5
Directors’/Trustees’ Fees & Expenses	1	1	—	3
Professional Fees	1	1	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	1	2	1	2

Total Fund Expenses	419	312	50	1,398

Fees Waived, Expenses Reimbursed by Advisor (Note C)	109	79	10	373

Net Expenses	310	233	40	1,025

Net Investment Income (Loss)	2,723	2,191	302	8,121

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	5,612	(11,665)	(253)	10,360
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	15,906	30,931	3,978	100,684

Net Realized and Unrealized Gain (Loss)	21,518	19,266	3,725	111,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,241	$21,457	$4,027	$119,165

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio#	Portfolio#	Value Portfolio#	Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$104,602	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	104,602	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,256, $0, $20,166 and $5,753, respectively)	$76,005	101,271	$190,285	$52,715
Income from Securities Lending, Net	875	241	1,856	1,127

Total Fund Investment Income	76,880	101,512	192,141	53,842

Fund Expenses
Investment Management Fees	4,137	6,831	21,167	5,003
Accounting & Transfer Agent Fees	186	546	819	326
Custodian Fees	177	17	477	166
Filing Fees	17	45	35	21
Shareholders’ Reports	37	153	128	39
Directors’/Trustees’ Fees & Expenses	14	27	38	12
Professional Fees	33	41	89	27
Previously Waived Fees Recovered by Advisor (Note C)	—	2	—	—
Other	74	65	185	83

Total Fund Expenses	4,675	7,727	22,938	5,677

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	2,371	—	—
Fees Paid Indirectly (Note C)	82	17	—	—

Net Expenses	4,593	5,339	22,938	5,677

Net Investment Income (Loss)	72,287	200,775	169,203	48,165

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(191,902)	(98,937)	177,738	(15,770)
Affiliated Investment Companies Shares Sold	7	(106,864)	19	6
Futures	4,438	5,474	16,801	4,842
Foreign Currency Transactions	(387)	—	3,983	623
In-Kind Redemptions	—	—	—	19,173
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	553,009	504,220	1,350,707	443,122
Affiliated Investment Companies Shares	—	254,053	(2)	—
Futures	379	(862)	(573)	(559)
Translation of Foreign Currency-Denominated Amounts	223	—	(1,523)	(357)

Net Realized and Unrealized Gain (Loss)	365,767	557,084	1,547,150	451,080

Net Increase (Decrease) in Net Assets Resulting from Operations	$438,054	$757,859	$1,716,353	$499,245

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $(3), $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	International
	High Relative		World ex U.S.	World ex U.S.
	Profitability	World ex U.S.	Core Equity	Targeted Value
	Portfolio#	Value Portfolio*	Portfolio #	Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $454, $0 and $0, respectively)	—	$3,961	—	—
Interest	—	24	—	—
Income from Securities Lending, Net	—	65	—	—
Expenses Allocated from Affiliated Investment Companies	—	(226)	—	—
Income Distributions Received from Affiliated Investment Companies	—	407	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,231	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,496, $0, $5,983 and $961, respectively)	$22,846	—	$52,775	$10,344
Income from Securities Lending, Net	369	—	1,266	174

Total Fund Investment Income	23,215	—	54,041	10,518

Fund Expenses
Investment Management Fees	2,030	414	4,723	1,386
Accounting & Transfer Agent Fees	158	13	317	84
Custodian Fees	45	—	400	112
Filing Fees	20	11	19	24
Shareholders’ Reports	49	5	43	21
Directors’/Trustees’ Fees & Expenses	6	1	13	3
Professional Fees	13	2	57	26
Other	47	1	63	19

Total Fund Expenses	2,368	447	5,635	1,675

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	241	—	—

Net Expenses	2,368	206	5,635	1,675

Net Investment Income (Loss)	20,847	4,025	48,406	8,843

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	27	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,401	—	1,331	16,434
Affiliated Investment Companies Shares Sold	7	253	10	1
Transactions Allocated from Affiliated Investment Company**	—	2,627	—	—
Futures	471	(19)	4,840	54
Foreign Currency Transactions	262	—	37	(7)
In-Kind Redemptions	10,005	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	172,984	—	489,135	79,520
Affiliated Investment Companies Shares	1	2,823	—	—
Transactions Allocated from Affiliated Investment Company***	—	31,142	—	—
Futures	104	—	183	—
Translation of Foreign Currency-Denominated Amounts	(160)	—	(305)	(55)

Net Realized and Unrealized Gain (Loss)	200,075	36,853	495,231	95,947

Net Increase (Decrease) in Net Assets Resulting from Operations	$220,922	$40,878	$543,637	$104,790

**	Net of foreign capital gain taxes withheld of $0, $118, $64 and $364, respectively.
***	Including foreign capital gain taxes of $0, $0, $(6,195) and $(1,127), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio*	Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,301 and $4,640, respectively)	—	—	$50,796	$33,633
Interest	—	—	471	366
Income from Securities Lending, Net	—	—	1,674	5,593
Expenses Allocated from Affiliated Investment Companies	—	—	(3,484)	(5,378)
Income Distributions Received from Affiliated Investment Companies	$10,684	$2,805	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	10,684	2,805	49,457	34,214

Fund Expenses
Investment Management Fees	1,179	332	6,823	10,402
Accounting & Transfer Agent Fees	70	27	305	283
Custodian Fees	—	4	—	—
Filing Fees	12	12	22	28
Shareholders’ Reports	10	7	77	47
Directors’/Trustees’ Fees & Expenses	4	1	16	14
Professional Fees	6	1	25	23
Previously Waived Fees Recovered by Advisor (Note C)	7	—	—	—
Other	11	4	12	10

Total Fund Expenses	1,299	388	7,280	10,807

Fees Waived, Expenses Reimbursed by Advisor (Note C)	912	268	2,353	4,001

Net Expenses	387	120	4,927	6,806

Net Investment Income (Loss)	10,297	2,685	44,530	27,408

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	643	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	12,620	6,322	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	16,226	37,348
Futures	—	419	—	—
Forward Currency Contracts	—	606	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	162,634	36,906	—	—
Transactions Allocated from Affiliated Investment Company***	—	—	590,240	481,073
Futures	—	128	—	—
Forward Currency Contracts	—	338	—	—
Net Realized and Unrealized Gain (Loss)	175,254	45,362	606,466	518,421

Net Increase (Decrease) in Net Assets Resulting from Operations	$185,551	$48,047	$650,996	$545,829

**	Net of foreign capital gain taxes withheld of $0, $0, $3,779 and $7,107, respectively.
***	Including foreign capital gain taxes of $0, $0, $(19,501) and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Emerging
	Emerging	Markets Core	Emerging	Emerging
	Markets Value	Equity	Markets Targeted	Markets ex China Core
	Portfolio*	Portfolio#	Value Portfolio#	Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $13,905, $0, $0 and $0, respectively)	$116,407	—	—	—
Interest	1,488	—	—	—
Income from Securities Lending, Net	5,131	—	—	—
Expenses Allocated from Affiliated Investment Companies	(7,756)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	115,270	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $35,224, $290 and $1,141, respectively)	—	$263,754	$2,391	$8,686
Income from Securities Lending, Net	—	17,306	102	287

Total Fund Investment Income	—	281,060	2,493	8,973

Fund Expenses
Investment Management Fees	20,188	42,078	620	1,181
Accounting & Transfer Agent Fees	499	1,837	30	67
Custodian Fees	—	4,692	93	206
Filing Fees	66	86	12	15
Shareholders’ Reports	114	337	13	12
Directors’/Trustees’ Fees & Expenses	37	87	1	2
Professional Fees	56	235	20	17
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	26
Other	26	389	7	18

Total Fund Expenses	20,986	49,741	796	1,544

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5,314	—	50	5

Net Expenses	15,672	49,741	746	1,539

Net Investment Income (Loss)	99,598	231,319	1,747	7,434

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	8,101	9,079	(5,883)
Affiliated Investment Companies Shares Sold	—	14	—	—
Transactions Allocated from Affiliated Investment Company**	179,494	—	—	—
Futures	—	29,739	274	517
Foreign Currency Transactions	—	(2,223)	(96)	(121)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	—	3,377,554	24,111	112,764
Affiliated Investment Companies Shares	—	4	—	—
Transactions Allocated from Affiliated Investment Company***	1,356,362	—	—	—
Futures	—	4,543	77	—
Translation of Foreign Currency-Denominated Amounts	—	(367)	(3)	7

Net Realized and Unrealized Gain (Loss)	1,535,856	3,417,365	33,442	107,284

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,635,454	$3,648,684	$35,189	$114,718

**	Net of foreign capital gain taxes withheld of $15,954, $8,744, $464 and $13, respectively.
***	Including foreign capital gain taxes of $0, $(116,580), $(1,277) and $(4,316), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International		International Core		Global Small
	Portfolio		Equity Portfolio		Company Portfolio#
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,013	$170,307	$447,316	$947,098	$629	$1,568
Capital Gain Distributions Received from Investment Securities	—	—	—	—	688	1,919
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,307)	(69,911)	114,974	(162,570)	—	—
Affiliated Investment Companies Shares Sold	8	13	59	120	34	(937)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	229	(481)
Futures	7,918	8,432	32,387	32,560	—	—
Foreign Currency Transactions	1,170	91	368	(2,848)	—	—
In-Kind Redemptions	27,888	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	760,667	582,750	3,925,435	2,887,117	—	—
Affiliated Investment Companies Shares	2	91	(13)	607	7,558	(3,170)
Transactions Allocated from Affiliated Investment Company***,****	—	—	—	—	4,029	3,483
Futures	397	(3,575)	5,602	(19,076)	—	—
Translation of Foreign Currency-Denominated Amounts	(605)	934	(3,381)	7,274	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	869,151	689,132	4,522,747	3,690,282	13,167	2,382

Distributions:
Institutional Class Shares	(77,001)	(153,335)	(394,015)	(813,378)	(2,238)	(1,067)
Capital Share Transactions (1):
Shares Issued	403,714	812,786	1,825,976	3,267,486	11,401	8,814
Shares Issued in Lieu of Cash Distributions	69,240	139,664	378,683	782,611	2,237	1,067
Shares Redeemed	(521,814)	(1,190,458)	(2,615,492)	(5,765,854)	(8,267)	(20,517)

Net Increase (Decrease) from Capital Share Transactions	(48,860)	(238,008)	(410,833)	(1,715,757)	5,371	(10,636)

Total Increase (Decrease) in Net Assets	743,290	297,789	3,717,899	1,161,147	16,300	(9,321)
Net Assets
Beginning of Period	5,118,467	4,820,678	27,369,353	26,208,206	73,599	82,920

End of Period	$5,861,757	$5,118,467	$31,087,252	$27,369,353	$89,899	$73,599

(1) Shares Issued and Redeemed:
Shares Issued	15,307	33,599	120,703	230,239	795	660
Shares Issued in Lieu of Cash Distributions	2,692	5,698	25,626	55,029	160	82
Shares Redeemed	(19,830)	(48,975)	(172,929)	(407,698)	(580)	(1,532)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,831)	(9,678)	(26,600)	(122,430)	375	(790)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $17, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $20, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio#		Company Portfolio#		Company Portfolio#
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$141,028	$306,140	$2,723	$6,022	$2,191	$8,891
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	72,052	(124,598)	5,612	6,571	(11,665)	(14,428)
Futures	17,779	11,496	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	1,406,186	818,605	15,906	32,438	30,931	11,518
Futures	(690)	(4,080)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,636,355	1,007,563	24,241	45,031	21,457	5,981

Distributions:
Institutional Class Shares	(139,936)	(431,764)	(13,108)	(15,684)	(8,400)	(23,333)
Capital Share Transactions (1):
Shares Issued	1,038,791	1,772,616	7,700	25,805	1,057	5,937
Shares Issued in Lieu of Cash Distributions	137,027	422,678	13,106	15,682	8,396	23,330
Shares Redeemed	(936,114)	(2,045,701)	(65,289)	(89,765)	(40,697)	(78,905)

Net Increase (Decrease) from Capital Share Transactions	239,704	149,593	(44,483)	(48,278)	(31,244)	(49,638)

Total Increase (Decrease) in Net Assets	1,736,123	725,392	(33,350)	(18,931)	(18,187)	(66,990)
Net Assets
Beginning of Period	10,045,487	9,320,095	248,620	267,551	163,212	230,202

End of Period	$11,781,610	$10,045,487	$215,270	$248,620	$145,025	$163,212

(1) Shares Issued and Redeemed:
Shares Issued	54,617	98,891	350	1,223	62	339
Shares Issued in Lieu of Cash Distributions	7,372	23,765	613	793	507	1,295
Shares Redeemed	(49,586)	(113,530)	(3,003)	(4,473)	(2,442)	(4,601)

Net Increase (Decrease) from Shares Issued and Redeemed	12,403	9,126	(2,040)	(2,457)	(1,873)	(2,967)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$302	$738	$8,121	$20,803	$72,287	$190,754
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(191,902)	(375,885)
Affiliated Investment Companies Shares Sold	—	—	—	—	7	39
Transactions Allocated from Affiliated Investment Company*,**	(253)	(1,041)	10,360	(6,379)	—	—
Futures	—	—	—	—	4,438	1,094
Foreign Currency Transactions	—	—	—	—	(387)	(927)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	—	—	—	—	553,009	106,639
Affiliated Investment Companies Shares	—	—	—	—	—	76
Transactions Allocated from Affiliated Investment Company***,****	3,978	2,081	100,684	59,050	—	—
Futures	—	—	—	—	379	(2,577)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	223	814

Net Increase (Decrease) in Net Assets Resulting from Operations	4,027	1,778	119,165	73,474	438,054	(79,973)

Distributions:
Institutional Class Shares	(430)	(438)	(4,345)	(21,516)	(185,455)	—
Capital Share Transactions (1):
Shares Issued	243	2,748	4,954	6,810	150,691	430,896
Shares Issued in Lieu of Cash Distributions	430	438	4,345	21,515	79,570	—
Shares Redeemed	(2,470)	(4,226)	(14,324)	(39,586)	(705,145)	(1,289,028)

Net Increase (Decrease) from Capital Share Transactions	(1,797)	(1,040)	(5,025)	(11,261)	(474,884)	(858,132)

Total Increase (Decrease) in Net Assets	1,800	300	109,795	40,697	(222,285)	(938,105)
Net Assets
Beginning of Period	18,698	18,398	657,020	616,323	3,514,043	4,452,148

End of Period	$20,498	$18,698	$766,815	$657,020	$3,291,758	$3,514,043

(1) Shares Issued and Redeemed:
Shares Issued	10	120	168	243	42,349	117,557
Shares Issued in Lieu of Cash Distributions	18	19	152	775	22,799	—
Shares Redeemed	(102)	(181)	(504)	(1,391)	(198,514)	(355,417)

Net Increase (Decrease) from Shares Issued and Redeemed	(74)	(42)	(184)	(373)	(133,366)	(237,860)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(3), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$200,775	$165,245	$169,203	$360,600	$48,165	$102,890
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(98,937)	30,694	177,738	94,798	(15,770)	(37,192)
Affiliated Investment Companies Shares Sold	(106,864)	(56,378)	19	18	6	(2)
Futures	5,474	935	16,801	12,515	4,842	1,361
Foreign Currency Transactions.	—	—	3,983	(43)	623	(374)
In-Kind Redemptions	—	—	—	—	19,173	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	504,220	(590,759)	1,350,707	1,270,150	443,122	348,448
Affiliated Investment Companies Shares	254,053	18,711	(2)	120	—	65
Futures	(862)	(1,144)	(573)	(5,611)	(559)	(755)
Translation of Foreign Currency-Denominated Amounts	—	—	(1,523)	1,733	(357)	446

Net Increase (Decrease) in Net Assets Resulting from Operations	757,859	(424,135)	1,716,353	1,734,280	499,245	414,887

Distributions:
Institutional Class Shares	(252,366)	(427,031)	(216,294)	(325,253)	(54,275)	(87,142)
Capital Share Transactions (1):
Shares Issued	686,671	1,700,976	332,822	797,051	138,673	255,188
Shares Issued in Lieu of Cash Distributions	240,943	409,942	184,971	279,530	53,900	86,542
Shares Redeemed	(1,248,101)	(2,468,944)	(850,154)	(2,108,611)	(240,873)	(520,271)

Net Increase (Decrease) from Capital Share Transactions	(320,487)	(358,026)	(332,361)	(1,032,030)	(48,300)	(178,541)

Total Increase (Decrease) in Net Assets	185,006	(1,209,192)	1,167,698	376,997	396,670	149,204
Net Assets
Beginning of Period	6,661,881	7,871,073	10,041,697	9,664,700	3,032,135	2,882,931

End of Period	$6,846,887	$6,661,881	$11,209,395	$10,041,697	$3,428,805	$3,032,135

(1) Shares Issued and Redeemed:
Shares Issued	69,929	174,511	15,846	40,801	10,468	20,731
Shares Issued in Lieu of Cash Distributions	24,143	40,790	9,146	14,462	4,155	7,002
Shares Redeemed	(127,432)	(252,569)	(40,455)	(107,327)	(18,289)	(42,435)

Net Increase (Decrease) from Shares Issued and Redeemed	(33,360)	(37,268)	(15,463)	(52,064)	(3,666)	(14,702)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio#		World ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,847	$45,066	$4,025	$10,060	$48,406	$111,651
Capital Gain Distributions Received from Investment Securities	—	—	27	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,401	(21,646)	—	—	1,331	(55,925)
Affiliated Investment Companies Shares Sold	7	5	253	5	10	(11)
Transactions Allocated from Affiliated Investment Company*,**	—	—	2,627	(1,412)	—	—
Futures	471	1,386	(19)	—	4,840	3,739
Foreign Currency Transactions	262	222	—	—	37	(264)
In-Kind Redemptions	10,005	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	172,984	202,380	—	—	489,135	386,976
Affiliated Investment Companies Shares	1	41	2,823	2,376	—	71
Transactions Allocated from Affiliated Investment Company***,****	—	—	31,142	22,935	—	—
Futures	104	(104)	—	—	183	(2,058)
Translation of Foreign Currency-Denominated Amounts	(160)	285	—	—	(305)	481

Net Increase (Decrease) in Net Assets Resulting from Operations	220,922	227,635	40,878	33,964	543,637	444,660

Distributions:
Institutional Class Shares	(14,501)	(42,438)	(4,259)	(9,912)	(46,828)	(109,998)
Capital Share Transactions (1):
Shares Issued	118,444	195,267	14,776	60,584	363,379	368,722
Shares Issued in Lieu of Cash Distributions	14,106	41,363	4,059	9,463	46,632	109,530
Shares Redeemed	(225,012)	(554,983)	(25,993)	(46,673)	(277,481)	(591,265)

Net Increase (Decrease) from Capital Share Transactions	(92,462)	(318,353)	(7,158)	23,374	132,530	(113,013)

Total Increase (Decrease) in Net Assets	113,959	(133,156)	29,461	47,426	629,339	221,649
Net Assets
Beginning of Period	1,473,478	1,606,634	241,685	194,259	3,343,709	3,122,060

End of Period	$1,587,437	$1,473,478	$271,146	$241,685	$3,973,048	$3,343,709

(1) Shares Issued and Redeemed:
Shares Issued	9,287	16,750	1,190	5,308	28,616	30,772
Shares Issued in Lieu of Cash Distributions	1,098	3,496	334	809	3,707	9,134
Shares Redeemed	(17,726)	(47,502)	(2,104)	(3,973)	(21,806)	(49,377)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,341)	(27,256)	(580)	2,144	10,517	(9,471)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $118 and $64, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $85 and $174, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(6,195), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $(3,037), respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,843	$20,581	$10,297	$19,797	$2,685	$5,621
Capital Gain Distributions Received from Investment Securities	—	—	—	13,934	643	4,197
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,434	(12,795)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	1	12,620	(1,692)	6,322	7,967
Futures	54	423	—	—	419	263
Foreign Currency Transactions	(7)	(77)	—	—	—	—
Forward Currency Contracts	—	—	—	—	606	(418)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	79,520	81,912	—	—	—	—
Affiliated Investment Companies Shares	—	1	162,634	60,732	36,906	8,278
Futures	—	—	—	—	128	(91)
Translation of Foreign Currency-Denominated Amounts	(55)	87	—	—	—	—
Forward Currency Contracts	—	—	—	—	338	344

Net Increase (Decrease) in Net Assets Resulting from Operations	104,790	90,133	185,551	92,771	48,047	26,161

Distributions:
Institutional Class Shares	(5,450)	(19,463)	(21,899)	(33,264)	(16,496)	(24,285)
Capital Share Transactions (1):
Shares Issued	19,324	87,117	34,839	84,179	8,946	20,252
Shares Issued in Lieu of Cash Distributions	5,444	19,439	18,712	28,882	16,391	24,140
Shares Redeemed	(48,566)	(107,529)	(106,589)	(163,853)	(26,903)	(61,646)

Net Increase (Decrease) from Capital Share Transactions	(23,798)	(973)	(53,038)	(50,792)	(1,566)	(17,254)

Total Increase (Decrease) in Net Assets	75,542	69,697	110,614	8,715	29,985	(15,378)
Net Assets
Beginning of Period	637,254	567,557	957,732	949,017	255,330	270,708

End of Period	$712,796	$637,254	$1,068,346	$957,732	$285,315	$255,330

(1) Shares Issued and Redeemed:
Shares Issued	1,406	6,858	1,592	4,274	448	1,108
Shares Issued in Lieu of Cash Distributions	398	1,517	874	1,471	871	1,379
Shares Redeemed	(3,518)	(8,458)	(4,721)	(8,261)	(1,378)	(3,346)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,714)	(83)	(2,255)	(2,516)	(59)	(859)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $364, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $203, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(1,127), $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(877), $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio#		Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$44,530	$139,980	$27,408	$102,728	$99,598	$425,751
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	16,226	(73,267)	37,348	(49,702)	179,494	14,022
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	590,240	442,787	481,073	476,925	1,356,362	1,068,150

Net Increase (Decrease) in Net Assets Resulting from Operations	650,996	509,500	545,829	529,951	1,635,454	1,507,923

Distributions:
Institutional Class Shares	(71,182)	(141,785)	(59,086)	(166,834)	(218,902)	(411,459)
Capital Share Transactions (1):
Shares Issued	404,530	658,031	189,585	411,134	427,643	1,241,262
Shares Issued in Lieu of Cash Distributions	68,598	136,792	54,774	155,308	208,342	393,166
Shares Issued upon Conversion from Class R2	—	—	—	—	—	18,520
Shares Redeemed	(412,236)	(774,254)	(490,285)	(637,349)	(1,237,223)	(2,425,659)

Net Increase (Decrease) from Capital Share Transactions	60,892	20,569	(245,926)	(70,907)	(601,238)	(772,711)

Total Increase (Decrease) in Net Assets	640,706	388,284	240,817	292,210	815,314	323,753
Net Assets
Beginning of Period	4,327,065	3,938,781	3,804,119	3,511,909	9,936,834	9,613,081

End of Period	$4,967,771	$4,327,065	$4,044,936	$3,804,119	$10,752,148	$9,936,834

(1) Shares Issued and Redeemed:
Shares Issued	14,838	24,952	8,435	19,271	14,706	44,938
Shares Issued in Lieu of Cash Distributions	2,587	5,259	2,473	7,416	7,375	14,282
Shares Issued upon Conversion from Class R2	—	—	—	—	—	644
Shares Redeemed	(15,124)	(29,645)	(21,749)	(30,005)	(42,243)	(88,320)

Net Increase (Decrease) from Shares Issued and Redeemed	2,301	566	(10,841)	(3,318)	(20,162)	(28,456)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,779, $7,107 and $15,954, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,794, $7,714 and $11,991, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,501), $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,421), $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core		Emerging Markets Targeted		Emerging Markets ex China Core
	Equity Portfolio		Value Portfolio		Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$231,319	$767,911	$1,747	$5,626	$7,434	$15,278
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	8,101	(303,346)	9,079	4,557	(5,883)	(8,988)
Affiliated Investment Companies Shares Sold	14	24	—	1	—	—
Futures	29,739	21,786	274	254	517	249
Foreign Currency Transactions	(2,223)	(3,910)	(96)	(99)	(121)	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,377,554	2,793,280	24,111	18,390	112,764	52,097
Affiliated Investment Companies Shares	4	172	—	1	—	3
Futures	4,543	(15,235)	77	(98)	—	—
Translation of Foreign Currency-Denominated Amounts	(367)	(119)	(3)	3	7	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,648,684	3,260,563	35,189	28,635	114,718	58,656

Distributions:
Institutional Class Shares.	(405,001)	(718,790)	(12,223)	(8,593)	(7,125)	(14,175)
Capital Share Transactions (1):
Shares Issued	2,447,682	3,784,373	23,206	40,849	204,455	236,642
Shares Issued in Lieu of Cash Distributions	386,656	685,310	11,989	8,389	6,337	12,679
Shares Redeemed	(2,128,598)	(4,985,104)	(32,581)	(40,028)	(55,835)	(147,159)

Net Increase (Decrease) from Capital Share Transactions	705,740	(515,421)	2,614	9,210	154,957	102,162

Total Increase (Decrease) in Net Assets	3,949,423	2,026,352	25,580	29,252	262,550	146,643
Net Assets
Beginning of Period	22,994,927	20,968,575	219,178	189,926	571,090	424,447

End of Period	$26,944,350	$22,994,927	$244,758	$219,178	$833,640	$571,090

(1) Shares Issued and Redeemed:
Shares Issued	110,566	180,050	2,128	3,944	20,801	27,058
Shares Issued in Lieu of Cash Distributions	17,916	32,622	1,134	836	662	1,440
Shares Redeemed	(96,123)	(237,918)	(3,002)	(3,874)	(5,646)	(16,908)

Net Increase (Decrease) from Shares Issued and Redeemed.	32,359	(25,246)	260	906	15,817	11,590

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $8,744, $464 and $13, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $17,503, $306 and $12, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(116,580), $(1,277) and $(4,316), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(44,763), $(826) and $(1,977), respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$23.34		$21.06	$27.63	$20.90	$22.78	$21.29	$13.53		$12.22	$16.35	$12.08	$13.19 $	12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.76	0.78	0.70	0.49	0.70	0.22		0.46	0.47	0.40	0.28	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	3.59		2.22	(6.54)	6.70	(1.87)	1.47	2.03		1.25	(4.07)	4.24	(1.11)	0.53

Total from Investment Operations	3.97		2.98	(5.76)	7.40	(1.38)	2.17	2.25		1.71	(3.60)	4.64	(0.83)	0.94

Less Distributions:
Net Investment Income	(0.35)		(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.20)		(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Total Distributions	(0.35)		(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.20)		(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Net Asset Value, End of Period	$26.96		$23.34	$21.06	$27.63	$20.90	$22.78	$15.58		$13.53	$12.22	$16.35	$12.08	$13.19

Total Return	17.10	%(B)	14.00%	(21.12%)	35.55%	(6.05%)	10.38%	16.68	%(B)	13.84%	(22.29%)	38.56%	(6.32%)	7.67%

Net Assets, End of Period (thousands)	$5,861,757		$5,118,467	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$31,087,252		$27,369,353	$26,208,206	$34,629,583	$24,965,561	$30,559,427
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.17%	0.19%	0.22%	0.23%	0.23	%(C)	0.23%	0.24%	0.25%	0.30%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.17%	0.19%	0.23%	0.24%	0.23	%(C)	0.23%	0.24%	0.25%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.94	%(C)	3.12%	3.17%	2.65%	2.31%	3.22%	2.95	%(C)	3.21%	3.27%	2.56%	2.24%	3.21%
Portfolio Turnover Rate	5	%(B)	8%	9%	14%	19%	7%	6	%(B)	9%	11%	8%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.62		$12.52	$15.52	$10.50	$11.07	$10.73	$16.90		$15.93	$23.29	$16.84	$18.21	$18.46

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.24	0.23	0.22	0.15	0.18	0.24		0.52	0.54	0.41	0.33	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	2.13		0.02	(2.68)	4.97	(0.55)	0.27	2.52		1.19	(6.44)	6.42	(0.93)	0.58

Total from Investment Operations	2.13		0.26	(2.45)	5.19	(0.40)	0.45	2.76		1.71	(5.90)	6.83	(0.60)	1.01

Less Distributions:
Net Investment Income	(0.26)		(0.16)	(0.25)	(0.17)	(0.17)	(0.11)	(0.24)		(0.53)	(0.67)	(0.38)	(0.37)	(0.44)
Net Realized Gains	—		—	(0.30)	—	—	—	—		(0.21)	(0.79)	—	(0.40)	(0.82)

Total Distributions	(0.26)		(0.16)	(0.55)	(0.17)	(0.17)	(0.11)	(0.24)		(0.74)	(1.46)	(0.38)	(0.77)	(1.26)

Net Asset Value, End of Period	$14.49		$12.62	$12.52	$15.52	$10.50	$11.07	$19.42		$16.90	$15.93	$23.29	$16.84	$18.21

Total Return	17.88	%(B)	2.05%	(16.32%)	49.81%	(3.75%)	4.29%	16.37	%(B)	10.58%	(26.55%)	40.83%	(3.64%)	6.44%

Net Assets, End of Period (thousands)	$89,899		$73,599	$82,920	$99,631	$43,568	$41,286	$11,781,610		$10,045,487	$9,320,095	$13,465,853	$10,148,132	$12,750,110
Ratio of Expenses to Average Net Assets *	0.42	%(C)	0.42%	0.44%	0.47%	0.47%	0.49%	0.39	%(C)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.65	%(C)	0.64%	0.66%	0.71%	0.85%	0.93%	0.39	%(C)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.81%	1.66%	1.49%	1.50%	1.69%	2.51	%(C)	2.89%	2.79%	1.90%	1.96%	2.44%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22	%(C)	0.22%	0.22%	0.24%	0.27%	0.27%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.96		$18.69	$25.80	$23.39	$24.89	$25.70	$15.90		$17.39	$26.94	$20.13	$21.11	$20.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.49	0.48	0.44	0.40	0.45	0.24		0.73	0.84	0.75	0.75	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	2.11		2.87	(6.33)	2.51	(0.91)	0.37	1.96		(0.46)	(7.40)	6.74	(0.77)	0.19

Total from Investment Operations	2.38		3.36	(5.85)	2.95	(0.51)	0.82	2.20		0.27	(6.56)	7.49	(0.02)	0.96

Less Distributions:
Net Investment Income	(1.03)		(0.26)	(0.53)	(0.54)	(0.61)	(0.28)	(0.82)		(0.75)	(1.07)	(0.68)	(0.96)	(0.68)
Net Realized Gains	(0.39)		(0.83)	(0.73)	—	(0.38)	(1.35)	—		(1.01)	(1.92)	—	—	—

Total Distributions	(1.42)		(1.09)	(1.26)	(0.54)	(0.99)	(1.63)	(0.82)		(1.76)	(2.99)	(0.68)	(0.96)	(0.68)

Net Asset Value, End of Period	$21.92		$20.96	$18.69	$25.80	$23.39	$24.89	$17.28		$15.90	$17.39	$26.94	$20.13	$21.11

Total Return	11.52	%(B)	18.33%	(23.79%)	12.66%	(2.32%)	4.01%	14.06	%(B)	0.37%	(26.90%)	37.81%	(0.23%)	4.81%

Net Assets, End of Period (thousands)	$215,270		$248,620	$267,551	$379,837	$466,696	$640,068	$145,025		$163,212	$230,202	$381,490	$378,682	$340,649
Ratio of Expenses to Average Net Assets (D)	0.40	%(C)	0.40%	0.42%	0.47%	0.54%	0.55%	0.41	%(C)	0.40%	0.42%	0.48%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.50	%(C)	0.50%	0.52%	0.57%	0.64%	0.65%	0.51	%(C)	0.50%	0.52%	0.58%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.51	%(C)	2.33%	2.24%	1.69%	1.74%	1.91%	2.77	%(C)	4.08%	3.95%	3.01%	3.92%	3.65%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.17		$19.89	$31.72	$21.35	$27.85	$26.95	$25.68		$23.75	$35.27	$23.82	$24.84	$24.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.82	0.94	0.58	0.43	0.76	0.32		0.81	0.76	0.57	0.40	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	4.29		0.96	(11.25)	10.31	(4.00)	1.68	4.36		1.96	(10.80)	11.45	(1.04)	1.23

Total from Investment Operations	4.65		1.78	(10.31)	10.89	(3.57)	2.44	4.68		2.77	(10.04)	12.02	(0.64)	1.78

Less Distributions:
Net Investment Income	(0.50)		(0.50)	(0.97)	(0.52)	(0.68)	(0.47)	(0.17)		(0.84)	(0.80)	(0.57)	(0.38)	(0.51)
Net Realized Gains	—		—	(0.55)	—	(2.25)	(1.07)	—		—	(0.68)	—	—	(0.80)

Total Distributions	(0.50)		(0.50)	(1.52)	(0.52)	(2.93)	(1.54)	(0.17)		(0.84)	(1.48)	(0.57)	(0.38)	(1.31)

Net Asset Value, End of Period	$25.32		$21.17	$19.89	$31.72	$21.35	$27.85	$30.19		$25.68	$23.75	$35.27	$23.82	$24.84

Total Return	22.13	%(B)	8.78%	(33.62%)	51.31%	(15.27%)	10.14%	18.26	%(B)	11.43%	(29.26%)	50.70%	(2.63%)	7.94%

Net Assets, End of Period (thousands)	$20,498		$18,698	$18,398	$44,133	$16,867	$26,540	$766,815		$657,020	$616,323	$867,759	$537,744	$657,105
Ratio of Expenses to Average Net Assets (D)	0.51	%(C)	0.51%	0.56%	0.59%	0.59%	0.59%	0.39	%(C)	0.39%	0.42%	0.47%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.61	%(C)	0.61%	0.66%	0.74%	0.86%	0.82%	0.49	%(C)	0.49%	0.52%	0.57%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.01	%(C)	3.50%	3.62%	1.88%	1.89%	2.92%	2.19	%(C)	2.88%	2.61%	1.76%	1.68%	2.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio								DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$3.26		$3.38	$5.04	$3.77	$5.61		$4.85	$8.76		$9.86		$13.29		$9.57		$12.71		$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.16	0.15	0.16	0.15		0.20	0.27		0.21		0.49		0.16		0.68		0.34	**
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		(0.28)	(1.44)	1.11	(1.35)		0.83	0.72		(0.76)		(3.32)		3.80		(3.00)		2.16	**

Total from Investment Operations	0.41		(0.12)	(1.29)	1.27	(1.20)		1.03	0.99		(0.55)		(2.83)		3.96		(2.32)		2.50

Less Distributions:
Net Investment Income	(0.19)		—	(0.37)	—	(0.64)		(0.27)	(0.34)		(0.14)		(0.48)		(0.20)		(0.70)		(0.50)
Net Realized Gains	—		—	—	—	—		—	—		(0.41)		(0.12)		(0.04)		(0.12)		(—)
Total Distributions	(0.19)		—	(0.37)	—	(0.64)		(0.27)	(0.34)		(0.55)		(0.60)		(0.24)		(0.82)		(0.50)

Net Asset Value, End of Period	$3.48		$3.26	$3.38 $	5.04	$3.77		$5.61	$9.41		$8.76		$9.86		$13.29		$9.57		$12.71

Total Return	12.51	%(B)	(3.55%)	(27.50%)	33.69%	(23.98%)		22.54%	11.13	%(B)	(6.27%)		(22.34%)		42.08%		(19.28%)		24.55%

Net Assets, End of Period (thousands)	$3,291,758		$3,514,043	$4,452,148	$5,987,464	$4,646,848		$6,297,963	$6,846,887		$6,661,881		$7,871,073		$10,537,586		$7,225,825		$9,269,011
Ratio of Expenses to Average Net Assets*	0.27	%(C)	0.26%	0.27%	0.27%	0.26	%0.27%		0.22	%(C)(E)	0.23	%(E)	0.24	%(E)	0.24	%(E)	0.24	%(E)	0.24	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.27%	0.27%		0.28%	0.29	%(C)(E)	0.31	%(E)	0.33	%(E)	0.34	%(E)	0.34	%(E)	0.35	%(E)
Ratio of Net Investment Income to Average Net Assets	4.19	%(C)	4.30%	3.67%	3.29%	3.61%		4.01%	5.58	%(C)	2.12%		4.14%		1.33%		6.44%		2.95	%**
Portfolio Turnover Rate	3	%(B)	6%	6%	8%	12%		8%	2	%(B)	0%		1%		1%		0%		0%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A		N/A	0.07	%(C)	0.09%		0.10%		0.11%		0.12%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.20		$16.81	$22.14	$15.65	$18.58	$19.24	$11.87		$10.67	$14.51	$10.42	$11.62	$11.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.66	0.61	0.44	0.33	0.45	0.19		0.40	0.40	0.32	0.23	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.97		2.33	(5.05)	6.48	(2.65)	(0.01)	1.77		1.14	(3.52)	4.06	(1.20)	0.24

Total from Investment Operations	3.30		2.99	(4.44)	6.92	(2.32)	0.44	1.96		1.54	(3.12)	4.38	(0.97)	0.57

Less Distributions:
Net Investment Income	(0.39)		(0.60)	(0.73)	(0.43)	(0.32)	(0.48)	(0.21)		(0.34)	(0.45)	(0.29)	(0.23)	(0.34)
Net Realized Gains	(0.03)		—	(0.16)	—	(0.29)	(0.62)	—		—	(0.27)	—	—	(0.35)

Total Distributions	(0.42)		(0.60)	(0.89)	(0.43)	(0.61)	(1.10)	(0.21)		(0.34)	(0.72)	(0.29)	(0.23)	(0.69)

Net Asset Value, End of Period	$22.08		$19.20	$16.81	$22.14	$15.65	$18.58	$13.62		$11.87	$10.67	$14.51	$10.42	$11.62

Total Return	17.37	%(B)	17.80%	(20.53%)	44.61%	(13.03%)	2.94%	16.64	%(B)	14.34%	(22.16%)	42.24%	(8.41%)	5.49%

Net Assets, End of Period (thousands)	$11,209,395		$10,041,697	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$3,428,805		$3,032,135	$2,882,931	$3,716,790	$2,722,859	$2,578,134
Ratio of Expenses to Average Net Assets	0.42	%(C)	0.43%	0.46%	0.53%	0.65%	0.68%	0.34	%(C)	0.34%	0.36%	0.42%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding
Fees Paid Indirectly)	0.42	%(C)	0.43%	0.46%	0.53%	0.66%	0.69%	0.34	%(C)	0.34%	0.36%	0.42%	0.48%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.12	%(C)	3.35%	3.13%	2.13%	2.02%	2.48%	2.89	%(C)	3.20%	3.16%	2.35%	2.20%	2.94%
Portfolio Turnover Rate	7	%(B)	13%	24%	15%	14%	18%	6	%(B)	13%	17%	15%	18%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023		2022		2021		2020		2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.20		$10.12	$13.73	$10.64	$10.74	$9.71	$11.34		$10.14		$12.67		$8.99		$10.97		$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.32	0.38	0.30	0.21	0.27	0.19		0.48		0.47		0.38		0.25		0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.69		1.07	(3.51)	3.08	(0.13)	1.00	1.76		1.20		(2.49)		3.66		(1.96)		0.04

Total from Investment Operations	1.69		1.39	(3.13)	3.38	0.08	1.27	1.95		1.68		(2.02)		4.04		(1.71)		0.39

Less Distributions:
Net Investment Income	(0.11)		(0.31)	(0.37)	(0.29)	(0.18)	(0.24)	(0.21)		(0.48)		(0.51)		(0.36)		(0.27)		(0.35)
Net Realized Gains	—		—	(0.11)	—	—	—	—		—		—		—		—		(0.23)

Total Distributions	(0.11)		(0.31)	(0.48)	(0.29)	(0.18)	(0.24)	(0.21)		(0.48)		(0.51)		(0.36)		(0.27)		(0.58)

Net Asset Value, End of Period	$12.78		$11.20	$10.12	$13.73	$10.64	$10.74	$13.08		$11.34		$10.14		$12.67		$8.99		$10.97

Total Return	15.11	%(B)	13.58%	(23.22%)	31.85%	0.80%	13.19%	17.32	%(B)	16.53%		(16.23%)		45.23%		(15.76%)		3.75%

Net Assets, End of Period (thousands)	$1,587,437		$1,473,478	$1,606,634	$2,183,724	$1,475,345	$658,448	$271,146		$241,685		$194,259		$308,666		$206,915		$302,369
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.30%	0.30%	0.30%	0.33%	0.37	%(C)(E)	0.36	%(E)	0.40	%(E)	0.44	%(E)	0.50	%(E)	0.54	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.30%	0.30%	0.30%	0.31%	0.34%	0.56	%(C)(E)	0.55	%(E)	0.59	%(E)	0.64	%(E)	0.71	%(E)	0.76	%(E)
Ratio of Net Investment Income to Average Net Assets	2.57	%(C)	2.71%	3.15%	2.30%	1.97%	2.69%	3.11	%(C)	4.08%		4.02%		3.14%		2.56%		3.25%
Portfolio Turnover Rate	6	%(B)	11%	22%	15%	15%	9%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.19	%(C)	0.19%		0.19%		0.20%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.44		$10.35	$13.84	$10.44	$11.17	$10.65	$12.39		$11.02	$15.29	$10.91	$12.45	$12.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.38	0.40	0.33	0.24	0.33	0.17		0.40	0.39	0.32	0.23	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	1.69		1.08	(3.48)	3.40	(0.74)	0.56	1.89		1.35	(3.55)	4.34	(1.45)	0.26

Total from Investment Operations	1.85		1.46	(3.08)	3.73	(0.50)	0.89	2.06		1.75	(3.16)	4.66	(1.22)	0.58

Less Distributions:
Net Investment Income	(0.16)		(0.37)	(0.41)	(0.33)	(0.23)	(0.32)	(0.11)		(0.38)	(0.39)	(0.28)	(0.21)	(0.29)
Net Realized Gains	—		—	—	—	—	(0.05)	—		—	(0.72)	—	(0.11)	(0.36)

Total Distributions	(0.16)		(0.37)	(0.41)	(0.33)	(0.23)	(0.37)	(0.11)		(0.38)	(1.11)	(0.28)	(0.32)	(0.65)

Net Asset Value, End of Period	$13.13		$11.44	$10.35	$13.84	$10.44	$11.17	$14.34		$12.39	$11.02	$15.29	$10.91	$12.45

Total Return	16.23	%(B)	14.01%	(22.55%)	35.87%	(4.42%)	8.64%	16.65	%(B)	15.76%	(21.77%)	42.81%	(9.96%)	4.99%

Net Assets, End of Period (thousands)	$3,973,048		$3,343,709	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$712,796		$637,254	$567,557	$774,324	$508,058	$533,046
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.30%	0.32%	0.35%	0.37%	0.48	%(C)	0.48%	0.52%	0.55%	0.64%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.30%	0.32%	0.36%	0.38%	0.48	%(C)	0.48%	0.52%	0.55%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	2.56	%(C)	3.12%	3.25%	2.49%	2.26%	3.02%	2.55	%(C)	3.08%	2.98%	2.20%	2.02%	2.58%
Portfolio Turnover Rate	6	%(B)	10%	12%	6%	13%	8%	8	%(B)	24%	35%	28%	22%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.35		$18.24	$22.56	$16.29	$16.42	$15.40	$18.10		$18.09	$22.35	$16.21	$16.54	$15.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.39	0.45	0.34	0.29	0.35	0.19		0.37	0.44	0.33	0.28	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	3.49		1.38	(4.15)	6.27	(0.10)	1.13	3.21		1.28	(3.29)	6.21	(0.18)	1.12

Total from Investment Operations	3.70		1.77	(3.70)	6.61	0.19	1.48	3.40		1.65	(2.85)	6.54	0.10	1.47

Less Distributions:
Net Investment Income	(0.21)		(0.39)	(0.45)	(0.34)	(0.29)	(0.35)	(0.47)		(1.03)	(0.44)	(0.20)	(0.43)	(0.44)
Net Realized Gains	(0.23)		(0.27)	(0.17)	—	(0.03)	(0.11)	(0.72)		(0.61)	(0.97)	(0.20)	—	(0.20)

Total Distributions	(0.44)		(0.66)	(0.62)	(0.34)	(0.32)	(0.46)	(1.19)		(1.64)	(1.41)	(0.40)	(0.43)	(0.64)

Net Asset Value, End of Period	$22.61		$19.35	$18.24	$22.56	$16.29	$16.42	$20.31		$18.10	$18.09	$22.35	$16.21	$16.54

Total Return	19.27	%(B)	9.65%	(16.62%)	40.75%	1.25%	9.94%	19.31	%(B)	9.43%	(13.65%)	40.81%	0.47%	10.10%

Net Assets, End of Period (thousands)	$1,068,346		$957,732	$949,017	$1,088,714	$769,602	$879,553	$285,315		$255,330	$270,708	$348,707	$288,509	$375,832
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.27%	0.28%	0.32%	0.33%	0.32	%(C)	0.32%	0.31%	0.32%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44	%(C)	0.44%	0.45%	0.46%	0.56%	0.60%	0.51	%(C)	0.52%	0.51%	0.53%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.92	%(C)	1.94%	2.22%	1.64%	1.81%	2.23%	1.94	%(C)	2.02%	2.25%	1.60%	1.78%	2.25%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.20%	0.22%	0.25%	0.27%	0.23	%(C)	0.23%	0.24%	0.25%	0.28%	0.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.94		$22.78	$33.05	$27.64	$27.56	$25.46	$20.69		$18.76	$26.03	$19.67	$20.07	$18.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.82	0.88	0.74	0.55	0.73	0.15		0.55	0.59	0.52	0.41	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47		2.17	(9.07)	5.32	0.07	2.05	2.87		2.28	(6.16)	6.41	(0.24)	1.87

Total from Investment Operations	3.73		2.99	(8.19)	6.06	0.62	2.78	3.02		2.83	(5.57)	6.93	0.17	2.35

Less Distributions:
Net Investment Income	(0.41)		(0.77)	(0.91)	(0.65)	(0.54)	(0.68)	(0.33)		(0.49)	(1.00)	(0.57)	(0.44)	(0.46)
Net Realized Gains	—		(0.06)	(1.17)	—	—	—	—		(0.41)	(0.70)	—	(0.13)	(0.54)

Total Distributions	(0.41)		(0.83)	(2.08)	(0.65)	(0.54)	(0.68)	(0.33)		(0.90)	(1.70)	(0.57)	(0.57)	(1.00)

Net Asset Value, End of Period	$28.26		$24.94	$22.78	$33.05	$27.64	$27.56	$23.38		$20.69	$18.76	$26.03	$19.67	$20.07

Total Return	15.07	%(B)	13.02%	(25.94%)	21.91%	2.36%	11.06%	14.67	%(B)	15.09%	(22.57%)	35.51%	0.81%	12.96%

Net Assets, End of Period (thousands)	$4,967,771		$4,327,065	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$4,044,936		$3,804,119	$3,511,909	$5,115,924	$4,879,733	$6,423,859
Ratio of Expenses to Average Net Assets (D)	0.36	%(C)	0.35%	0.36%	0.39%	0.44%	0.48%	0.61	%(C)	0.59%	0.59%	0.63%	0.69%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.46	%(C)	0.45%	0.46%	0.49%	0.54%	0.58%	0.81	%(C)	0.79%	0.79%	0.83%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.89	%(C)	3.11%	3.05%	2.19%	2.07%	2.70%	1.37	%(C)	2.59%	2.57%	2.10%	2.20%	2.44%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio							Emerging Markets Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$26.79		$24.08	$31.48	$23.93	$27.34	$26.81	$20.32		$18.13	$25.16	$20.34	$20.59	$18.95

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		1.12	1.32	0.90	0.71	0.70	0.20		0.67	0.75	0.57	0.43	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	4.20		2.68	(7.34)	7.50	(3.35)	0.57	2.99		2.15	(6.97)	4.76	(0.22)	1.64

Total from Investment Operations	4.47		3.80	(6.02)	8.40	(2.64)	1.27	3.19		2.82	(6.22)	5.33	0.21	2.17

Less Distributions:
Net Investment Income	(0.60)		(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.36)		(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Total Distributions	(0.60)		(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.36)		(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Net Asset Value, End of Period	$30.66		$26.79	$24.08	$31.48	$23.93	$27.34	$23.15		$20.32	$18.13	$25.16	$20.34	$20.59

Total Return	16.87	%(B)	15.71%	(19.51%)	35.24%	(9.75%)	4.83%	15.82	%(B)	15.49%	(25.06%)	26.19%	1.13%	11.61%

Net Assets, End of Period (thousands)	$10,752,148		$9,936,834	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$26,944,350		$22,994,927	$20,968,575	$29,155,369	$24,780,700	$28,622,610
Ratio of Expenses to Average Net Assets (D)	0.44	%(C)	0.44%	0.45%	0.49%	0.52%	0.56%	0.39	%(C)	0.39%	0.40%	0.42%	0.49%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (D)	0.54	%(C)	0.54%	0.55%	0.59%	0.62%	0.66%	0.39	%(C)	0.39%	0.40%	0.42%	0.50%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.87	%(C)	4.03%	4.49%	2.92%	2.87%	2.54%	1.81	%(C)	3.18%	3.33%	2.26%	2.19%	2.62%
Portfolio Turnover Rate	N/A	(B)	N/A	N/A	N/A	N/A	N/A	5	%(B)	11%	14%	10%	15%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio								Emerging Markets Ex China Core Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019		Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Period Nov 15, 2021 to Oct 31, 2022
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$10.27		$9.29	$13.13	$9.71	$10.43	$10.00		$8.62		$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.27	0.30	0.28	0.21	0.24		0.10		0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.55		1.13	(2.85)	3.39	(0.59)	0.20		1.53		0.83	(2.28)

Total from Investment Operations	1.63		1.40	(2.55)	3.67	(0.38)	0.44		1.63		1.09	(2.00)

Less Distributions:
Net Investment Income	(0.39)		(0.24)	(0.42)	(0.23)	(0.23)	(0.01)		(0.10)		(0.23)	(0.24)
Net Realized Gains	(0.18)		(0.18)	(0.87)	(0.02)	(0.11)	—		—		—	—

Total Distributions	(0.57)		(0.42)	(1.29)	(0.25)	(0.34)	(0.01)		(0.10)		(0.23)	(0.24)

Net Asset Value, End of Period	$11.33		$10.27	$9.29	$13.13	$9.71	$10.43		$10.15		$8.62	$7.76

Total Return	16.28	%(B)	15.20%	(21.40%)	38.29%	(3.89%)	4.38	%(B)	19.01	%(B)	14.04%	(20.16	%)(B)

Net Assets, End of Period (thousands)	$244,758		$219,178	$189,926	$234,921	$170,163	$114,360		$833,640		$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.63	%(C)	0.66%	0.66%	0.72%	0.84%	0.85	%(C)(F)	0.43	%(C)	0.42%	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.67	%(C)	0.67%	0.66%	0.72%	0.87%	0.95	%(C)(F)	0.43	%(C)	0.47%	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	1.46	%(C)	2.55%	2.72%	2.19%	2.26%	2.30	%(C)(F)	2.08	%(C)	2.94%	3.20	%(C)
Portfolio Turnover Rate	12	%(B)	24%	28%	29%	34%	12	%(B)	2	%(B)	16%	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2024, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/24
Japanese Small Company Portfolio	The Japanese Small Company Series	13%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	10%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	41%
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	—
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	93%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	55%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%
DFA International Small Cap Value Portfolio	0.39%

International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Large Cap International Portfolio (1)	0.24%	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—
Global Small Company Portfolio (2)	0.42%	—	—	$95
International Small Company Portfolio (3)	0.45%	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	109
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	79
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	10

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Continental Small Company Portfolio (4)	0.42%	0.35%	$1	$373
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	2	2,371
International Vector Equity Portfolio (1)	0.60%	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	241
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	7	912
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	268
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,353
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	4,001
Emerging Markets Value Portfolio (12)	—	0.38%	—	5,314
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.58%	—	—	50
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	26	5

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the Emerging Markets Targeted Value Portfolio was 0.85% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its

Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.
(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024		10/31/2025	10/31/2026		4/30/2027		Total
Global Small Company Portfolio	$128		$205	$194		$95		$622
United Kingdom Small Company Portfolio	—	*	9	—	*	—	*	9
DFA Global Real Estate Securities Portfolio	5,024		8,559	6,580		2,371		22,534
World Core Equity Portfolio	178		126	65		31		400
Emerging Markets Targeted Value Portfolio	—		—	—		50		50
Emerging Markets ex China Core Equity Portfolio	—		304	211		5		520

*	Amount less than $500

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$73
DFA International Real Estate Securities Portfolio	82
DFA Global Real Estate Securities Portfolio	17

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$29
International Core Equity Portfolio	27
Global Small Company Portfolio	—
International Small Company Portfolio	104
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	15
DFA Global Real Estate Securities Portfolio	7

DFA International Small Cap Value Portfolio	$174
International Vector Equity Portfolio	4
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	3
World ex U.S. Targeted Value Portfolio	—
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	54
Emerging Markets Small Cap Portfolio	50
Emerging Markets Value Portfolio	264
Emerging Markets Core Equity Portfolio	87
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$274,105	$296,909
International Core Equity Portfolio	1,890,990	2,327,449
DFA International Real Estate Securities Portfolio	86,150	669,212
DFA Global Real Estate Securities Portfolio	115,665	149,458
DFA International Small Cap Value Portfolio	791,703	1,132,647
International Vector Equity Portfolio	198,659	233,783
International High Relative Profitability Portfolio	98,059	162,268
World ex U.S. Core Equity Portfolio	349,737	220,404
World ex U.S. Targeted Value Portfolio	53,349	73,553
Emerging Markets Core Equity Portfolio	1,701,855	1,194,012
Emerging Markets Targeted Value Portfolio	28,204	36,766
Emerging Markets ex China Core Equity Portfolio	171,855	15,159

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$217,964	$709,932	$678,476	$8	$2	$249,430	21,562	$5,131	—

Total	$217,964	$709,932	$678,476	$8	$2	$249,430	21,562	$5,131	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,012,941	$2,845,654	$2,565,330	$59	$(13)	$1,293,311	111,801	$27,577	—

Total	$1,012,941	$2,845,654	$2,565,330	$59	$(13)	$1,293,311	111,801	$27,577	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$44,651	$6,276	$3,264	$34	$7,558	$55,255	1,262	$310	$688

Total	$44,651	$6,276	$3,264	$34	$7,558	$55,255	1,262	$310	$688

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$93,949	$340,635	$380,463	$7	—	$54,128	4,679	$1,854	—

Total	$93,949	$340,635	$380,463	$7	—	$54,128	4,679	$1,854	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,059,809	$58,587	$449,997	$(106,864)	$254,050	$1,815,585	521,720	$104,602	—
The DFA Short Term Investment Fund	339,950	646,405	846,459	—	3	139,899	12,094	4,444	—

Total	$2,399,759	$704,992	$1,296,456	$(106,864)	$254,053	$1,955,484	533,814	$109,046	—

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$166,249	$711,034	$565,976	$19	$(2)	$311,324	26,913	$5,698	—

Total	$166,249	$711,034	$565,976	$19	$(2)	$311,324	26,913	$5,698	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,579	$349,500	$301,014	$6	—	$172,071	14,875	$3,242	—

Total	$123,579	$349,500	$301,014	$6	—	$172,071	14,875	$3,242	—

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$74,949	$322,131	$309,197	$7	$1	$87,891	7,598	—	—

Total	$74,949	$322,131	$309,197	$7	$1	$87,891	7,598	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$21,069	$890	$2,524	$253	$2,823	$22,511	1,020	$407	$27

Total	$21,069	$890	$2,524	$253	$2,823	$22,511	1,020	$407	$27

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$97,753	$316,808	$270,391	$10	—	$144,180	12,464	$2,635	—

Total	$97,753	$316,808	$270,391	$10	—	$144,180	12,464	$2,635	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$9,526	$38,757	$32,274	$1	—	$16,010	1,384	$285	—

Total	$9,526	$38,757	$32,274	$1	—	$16,010	1,384	$285	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$582,234	$8,543	$51,582	$9,404	$109,833	$658,432	17,368	$4,910	—
International Core Equity Portfolio	265,142	7,022	24,646	2,851	37,793	288,162	18,496	3,820	—
Emerging Markets Core Equity Portfolio	110,391	5,129	9,390	365	15,008	121,503	5,249	1,949	—

Total	$957,767	$20,694	$85,618	$12,620	$162,634	$1,068,097	41,113	$10,679	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$141,618	$7,466	$15,056	$4,973	$22,369	$161,370	4,753	$1,017	$643
International Core Equity Portfolio	66,213	3,649	7,967	1,060	8,809	71,764	4,606	930	—
Emerging Markets Core Equity Portfolio	44,230	4,360	5,905	289	5,728	48,702	2,104	759	—

Total	$252,061	$15,475	$28,928	$6,322	$36,906	$281,836	11,463	$2,706	$643

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$246,185	$763,754	$729,927	$14	$4	$280,030	24,207	$7,134	—

Total	$246,185	$763,754	$729,927	$14	$4	$280,030	24,207	$7,134	—

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,726	$5,751	$6,272	—	—	$1,205	104	—	—

Total	$1,726	$5,751	$6,272	—	—	$1,205	104	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$8,001	$37,058	$37,388	—	—	$7,671	663	$148	—

Total	$8,001	$37,058	$37,388	—	—	$7,671	663	$148	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2022	$180,306	—	—	$180,306
2023	153,335	—	—	153,335
International Core Equity Portfolio
2022	1,137,901	—	—	1,137,901
2023	813,378	—	—	813,378
Global Small Company Portfolio
2022	1,603	$1,952	—	3,555
2023	1,067	—	—	1,067

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2022	$483,283	$367,884	—	$851,167
2023	310,109	121,655	—	431,764
Japanese Small Company Portfolio
2022	9,064	9,423	—	18,487
2023	3,684	12,000	—	15,684
Asia Pacific Small Company Portfolio
2022	15,273	26,996	—	42,269
2023	9,900	13,433	—	23,333
United Kingdom Small Company Portfolio
2022	1,165	742	—	1,907
2023	438	—	—	438
Continental Small Company Portfolio
2022	24,283	13,197	—	37,480
2023	21,516	—	—	21,516
DFA International Real Estate Securities Portfolio
2022	447,007	—	—	447,007
2023	—	—	—	—
DFA Global Real Estate Securities Portfolio
2022	384,272	96,161	—	480,433
2023	111,720	315,311	—	427,031
DFA International Small Cap Value Portfolio
2022	477,746	38,826	—	516,572
2023	325,253	—	—	325,253
International Vector Equity Portfolio
2022	118,326	68,984	—	187,310
2023	87,142	—	—	87,142
International High Relative Profitability Portfolio
2022	68,053	10,953	—	79,006
2023	42,438	—	—	42,438
World ex U.S. Value Portfolio
2022	10,666	—	—	10,666
2023	9,912	—	—	9,912
World ex U.S. Core Equity Portfolio
2022	119,143	—	—	119,143
2023	109,998	—	—	109,998
World ex U.S. Targeted Value Portfolio
2022	20,430	36,246	—	56,676
2023	19,463	—	—	19,463
World Core Equity Portfolio
2022	22,839	8,329	—	31,168
2023	19,655	13,609	—	33,264
Selectively Hedged Global Equity Portfolio
2022	7,741	13,787	—	21,528
2023	15,289	8,996	—	24,285

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio
2022	$157,133	$215,646	—	$372,779
2023	130,795	10,990	—	141,785
Emerging Markets Small Cap Portfolio
2022	235,523	93,647	—	329,170
2023	90,978	75,855	—	166,833
Emerging Markets Value Portfolio
2022	558,916	—	—	558,916
2023	411,459	—	—	411,459
Emerging Markets Core Equity Portfolio
2022	942,726	—	—	942,726
2023	718,790	—	—	718,790
Emerging Markets Targeted Value Portfolio
2022	11,192	10,941	—	22,133
2023	4,927	3,666	—	8,593
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
2023	14,175	—	—	14,175

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(7,959)	—	$(7,959)
International Core Equity Portfolio	(41,303)	—	(41,303)
Global Small Company Portfolio	(176)	$(105)	(281)
International Small Company Portfolio	(14,553)	—	(14,553)
Japanese Small Company Portfolio	(1,146)	(47)	(1,193)
Asia Pacific Small Company Portfolio	(981)	—	(981)
Continental Small Company Portfolio	(269)	—	(269)
DFA Global Real Estate Securities Portfolio	(3,291)	(6,592)	(9,883)
DFA International Small Cap Value Portfolio	(22,333)	—	(22,333)
International Vector Equity Portfolio	(4,070)	—	(4,070)
International High Relative Profitability Portfolio	(1,875)	—	(1,875)
World ex U.S. Value Portfolio	(516)	—	(516)
World ex U.S. Core Equity Portfolio	(4,530)	—	(4,530)
World ex U.S. Targeted Value Portfolio	(485)	—	(485)
World Core Equity Portfolio	(143)	(1,073)	(1,216)
Selectively Hedged Global Equity Portfolio	(623)	(801)	(1,424)
Emerging Markets Portfolio	(6,739)	—	(6,739)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Small Cap Portfolio	$(5,646)	—	$(5,646)
Emerging Markets Value Portfolio	(30,475)	—	(30,475)
Emerging Markets Core Equity Portfolio	(45,692)	—	(45,692)
Emerging Markets Targeted Value Portfolio	(890)	—	(890)
Emerging Markets ex China Core Equity Portfolio	(925)	—	(925)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$42,109	—	$(540,587)	$1,208,895	$710,417
International Core Equity Portfolio	234,460	—	(1,084,106)	2,863,285	2,013,639
Global Small Company Portfolio	1,321	$645	—	1,908	3,874
International Small Company Portfolio	96,949	—	(139,844)	(135,810)	(178,705)
Japanese Small Company Portfolio	9,815	2,791	—	(1,877)	10,729
Asia Pacific Small Company Portfolio	7,520	—	(14,737)	(64,352)	(71,569)
United Kingdom Small Company Portfolio	340	—	(3,826)	(2,125)	(5,611)
Continental Small Company Portfolio	3,114	—	(32,327)	29,640	427
DFA International Real Estate Securities Portfolio	149,439	—	(1,065,065)	(1,164,461)	(2,080,087)
DFA Global Real Estate Securities Portfolio	91,948	121	—	(1,205,501)	(1,113,432)
DFA International Small Cap Value Portfolio	154,700	13,281	—	552,541	720,522
International Vector Equity Portfolio	37,675	—	(53,879)	370,630	354,426
International High Relative Profitability Portfolio	2,900	—	(77,106)	156,700	82,494
World ex U.S. Value Portfolio	2,800	—	(11,823)	22,126	13,103
World ex U.S. Core Equity Portfolio	27,153	—	(86,490)	261,155	201,818
World ex U.S. Targeted Value Portfolio	2,262	—	(25,411)	(5,090)	(28,239)
World Core Equity Portfolio	—	11,417	—	225,178	236,595
Selectively Hedged Global Equity Portfolio	4,411	9,926	—	86,208	100,545
Emerging Markets Portfolio	51,190	—	(76,641)	1,220,797	1,195,346
Emerging Markets Small Cap Portfolio	46,116	—	(60,028)	201,098	187,186
Emerging Markets Value Portfolio	171,121	—	(1,349,492)	392,080	(786,291)
Emerging Markets Core Equity Portfolio	280,994	—	(2,449,745)	3,306,794	1,138,043
Emerging Markets Targeted Value Portfolio	8,154	3,295	—	(854)	10,595
Emerging Markets ex China Core Equity Portfolio	3,975	—	(22,892)	(34,123)	(53,040)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$540,587	$540,587
International Core Equity Portfolio	1,084,106	1,084,106
International Small Company Portfolio	139,844	139,844
Asia Pacific Small Company Portfolio	14,737	14,737
United Kingdom Small Company Portfolio	3,826	3,826
Continental Small Company Portfolio	32,327	32,327
DFA International Real Estate Securities Portfolio	1,065,065	1,065,065
International Vector Equity Portfolio	53,879	53,879
International High Relative Profitability Portfolio	77,106	77,106
World ex U.S. Value Portfolio	11,823	11,823
World ex U.S. Core Equity Portfolio	86,490	86,490
World ex U.S. Targeted Value Portfolio	25,411	25,411
Emerging Markets Portfolio	76,641	76,641
Emerging Markets Small Cap Portfolio	60,028	60,028
Emerging Markets Value Portfolio	1,349,492	1,349,492
Emerging Markets Core Equity Portfolio	2,449,745	2,449,745
Emerging Markets ex China Core Equity Portfolio	22,892	22,892

During the year ended October 31, 2023, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Small Cap Value Portfolio	$57,347
Emerging Markets Value Portfolio	10,859

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,037,846	$2,172,160	$(161,583)	$2,010,577
International Core Equity Portfolio	25,047,113	9,431,608	(2,371,003)	7,060,605
Global Small Company Portfolio	76,234	15,672	(172)	15,500
International Small Company Portfolio	10,503,827	1,543,710	(91,969)	1,451,741
Japanese Small Company Portfolio	201,173	28,556	—	28,556
Asia Pacific Small Company Portfolio	178,489	—	(24,808)	(24,808)
United Kingdom Small Company Portfolio	18,661	3,130	—	3,130
Continental Small Company Portfolio	636,585	134,528	—	134,528
DFA International Real Estate Securities Portfolio	3,898,228	488,578	(770,244)	(281,666)
DFA Global Real Estate Securities Portfolio	7,390,107	793,241	(1,073,823)	(280,582)
DFA International Small Cap Value Portfolio	9,397,153	2,929,961	(854,010)	2,075,951
International Vector Equity Portfolio	2,716,329	1,041,052	(191,261)	849,791

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International High Relative Profitability Portfolio	$1,335,799	$399,025	$(68,631)	$330,394
World ex U.S. Value Portfolio	213,979	59,559	—	59,559
World ex U.S. Core Equity Portfolio	3,308,095	1,174,913	(373,204)	801,709
World ex U.S. Targeted Value Portfolio	648,204	142,713	(65,339)	77,374
World Core Equity Portfolio	681,915	417,338	—	417,338
Selectively Hedged Global Equity Portfolio	158,946	127,788	(56)	127,732
Emerging Markets Portfolio	3,101,710	1,943,744	—	1,943,744
Emerging Markets Small Cap Portfolio	3,305,330	863,570	—	863,570
Emerging Markets Value Portfolio	8,899,093	2,096,033	—	2,096,033
Emerging Markets Core Equity Portfolio	20,216,757	10,542,274	(3,126,593)	7,415,681
Emerging Markets Targeted Value Portfolio	219,705	62,387	(30,718)	31,669
Emerging Markets ex China Core Equity Portfolio	759,877	153,685	(58,959)	94,726

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$50,915
International Core Equity Portfolio	—	263,041
International Small Company Portfolio	—	96,603
DFA International Real Estate Securities Portfolio	—	27,806
DFA Global Real Estate Securities Portfolio	—	31,512
DFA International Small Cap Value Portfolio	—	107,073
International Vector Equity Portfolio	—	26,414
International High Relative Profitability Portfolio	—	2,898
World ex U.S. Core Equity Portfolio	—	30,755
World ex U.S. Targeted Value Portfolio	—	1,021
Selectively Hedged Global Equity Portfolio	72,723	3,326

	Forward Currency Contracts*	Futures**
Emerging Markets Core Equity Portfolio	$—	$223,684
Emerging Markets Targeted Value Portfolio	—	1,672
Emerging Markets ex China Core Equity Portfolio	—	3,402

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$842	$842

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (2)	Equity Contracts (3)
Large Cap International Portfolio	$(1,746)	—	$(1,746)
International Core Equity Portfolio	(7,578)	—	(7,578)
International Small Company Portfolio	(2,358)	—	(2,358)
DFA International Real Estate Securities Portfolio	(618)	—	(618)
DFA Global Real Estate Securities Portfolio	(862)	—	(862)
DFA International Small Cap Value Portfolio	(2,761)	—	(2,761)
International Vector Equity Portfolio	(875)	—	(875)
World ex U.S. Core Equity Portfolio	(1,008)	—	(1,008)
Selectively Hedged Global Equity Portfolio	(151)	$(56)	(95)
Emerging Markets Core Equity Portfolio	(4,961)	—	(4,961)
Emerging Markets Targeted Value Portfolio	(21)	—	(21)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$7,918	—	$7,918
International Core Equity Portfolio	32,387	—	32,387
International Small Company Portfolio	17,779	—	17,779
DFA International Real Estate Securities Portfolio	4,438	—	4,438
DFA Global Real Estate Securities Portfolio	5,474	—	5,474
DFA International Small Cap Value Portfolio	16,801	—	16,801
International Vector Equity Portfolio	4,842	—	4,842
International High Relative Profitability Portfolio	471	—	471
World ex U.S. Value Portfolio	(19)	—	(19)
World ex U.S. Core Equity Portfolio	4,840	—	4,840
World ex U.S. Targeted Value Portfolio	54	—	54
Selectively Hedged Global Equity Portfolio	1,025	$606	419
Emerging Markets Core Equity Portfolio	29,739	—	29,739
Emerging Markets Targeted Value Portfolio	274	—	274
Emerging Markets ex China Core Equity Portfolio	517	—	517

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$397	—	$397
International Core Equity Portfolio	5,602	—	5,602
International Small Company Portfolio	(690)	—	(690)
DFA International Real Estate Securities Portfolio	379	—	379
DFA Global Real Estate Securities Portfolio	(862)	—	(862)
DFA International Small Cap Value Portfolio	(573)	—	(573)
International Vector Equity Portfolio	(559)	—	(559)
International High Relative Profitability Portfolio	104	—	104
World ex U.S. Core Equity Portfolio	183	—	183
Selectively Hedged Global Equity Portfolio	466	$338	128
Emerging Markets Core Equity Portfolio	4,543	—	4,543
Emerging Markets Targeted Value Portfolio	77	—	77

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a

Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A.	$79	$79	$(5)	—	—	$74	$5	$5	$(5)	—	—	—
Morgan Stanley and Co. International	62	62	—	—	—	62	—	—	—	—	—	—
Bank of New York Mellon	115	115	—	—	—	115	—	—	—	—	—	—
State Street Bank and Trust	101	101	—	—	—	101	—	—	—	—	—	—
Bank of America Corp.	485	485	(51)	—	—	434	51	51	(51)	—	—	—

Total	$842	$842	$(56)	—	—	$786	$56	$56	$(56)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Large Cap International Portfolio	6.08%	$801	2	—	$1,446	—
International Core Equity Portfolio	6.08%	3,810	5	$3	10,329	—
Global Small Company Portfolio	6.08%	59	36	—	288	—
DFA International Real Estate Securities Portfolio	6.08%	5,116	22	19	12,895	—
DFA Global Real Estate Securities Portfolio	6.08%	2,856	20	10	15,773	—
DFA International Small Cap Value Portfolio	6.08%	3,623	9	6	11,236	—
International High Relative Profitability Portfolio	6.08%	821	43	6	3,894	—
World ex U.S. Value Portfolio	6.08%	155	31	1	844	—
World ex U.S. Targeted Value Portfolio	6.08%	592	46	5	4,650	—
World Core Equity Portfolio	6.08%	789	40	5	10,024	—
Emerging Markets Targeted Value Portfolio	6.08%	4,300	4	3	5,605	—
Emerging Markets ex China Core Equity Portfolio	6.08%	3,943	4	3	4,298	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
DFA International Real Estate Securities Portfolio	Borrower	5.69%	$25,470	2	$8	$25,909	—
DFA Global Real Estate Securities Portfolio	Borrower	5.70%	27,832	3	13	35,287	—
DFA International Small Cap Value Portfolio	Borrower	5.70%	44,767	1	7	44,767	—
International High Relative Profitability Portfolio	Borrower	5.69%	25,404	2	8	25,872	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$63,963	$48,395	$(4,288)
International Core Equity Portfolio	112,148	201,676	(29,390)
DFA Global Real Estate Securities Portfolio	10,698	3,222	(5,172)
DFA International Small Cap Value Portfolio	168,635	163,507	30,856

Portfolio	Purchases	Sales	Realized Gain (Loss)
International Vector Equity Portfolio	$19,089	$32,518	$(6,009)
International High Relative Profitability Portfolio	17,423	16,074	(714)
World ex U.S. Core Equity Portfolio	10,230	28,211	(4,489)
World ex U.S. Targeted Value Portfolio	5,148	11,678	3,556
Emerging Markets Core Equity Portfolio	3,536	2,440	(376)
Emerging Markets Targeted Value Portfolio	129	213	13
Emerging Markets ex China Core Equity Portfolio	742	—	—

J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$45,225
International Core Equity Portfolio	410,217
DFA International Real Estate Securities Portfolio	41,213
DFA International Small Cap Value Portfolio	113,364
International Vector Equity Portfolio	54,008
International High Relative Profitability Portfolio	9,035
World ex U.S. Core Equity Portfolio	72,395
World ex U.S. Targeted Value Portfolio	10,645
Emerging Markets Core Equity Portfolio	1,192,972
Emerging Markets Targeted Value Portfolio	6,208
Emerging Markets ex China Core Equity Portfolio	13,920

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares (“Class R shares”) of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:

Large Cap International Portfolio	$27,888
International Vector Equity Portfolio	19,173
International High Relative Profitability Portfolio	10,005

N. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

O. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio	4	77%
International Core Equity Portfolio	3	70%
Global Small Company Portfolio	3	90%
International Small Company Portfolio	3	80%
Japanese Small Company Portfolio	3	82%
Asia Pacific Small Company Portfolio	2	89%
United Kingdom Small Company Portfolio	3	90%
Continental Small Company Portfolio	2	96%
DFA International Real Estate Securities Portfolio	4	94%
DFA Global Real Estate Securities Portfolio	2	65%
DFA International Small Cap Value Portfolio	3	76%
International Vector Equity Portfolio	2	90%
International High Relative Profitability Portfolio	2	85%
World ex U.S. Value Portfolio	5	80%
World ex U.S. Core Equity Portfolio	2	74%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	5	88%
Selectively Hedged Global Equity Portfolio	4	92%
Emerging Markets Portfolio	3	69%
Emerging Markets Small Cap Portfolio	2	62%
Emerging Markets Value Portfolio	3	47%
Emerging Markets Core Equity Portfolio	2	61%
Emerging Markets Targeted Value Portfolio	2	92%
Emerging Markets ex China Core Equity Portfolio	3	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the six months ended April 30, 2024, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
Large Cap International Portfolio	$40,043	1,462,919	$55
International Vector Equity Portfolio	31,278	2,340,754	44
International High Relative Profitability Portfolio	16,319	1,239,923	24

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,175.70	0.28%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company.	$8,972,005,892

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$8,972,005,892

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,972,006
Receivables:
Fund Shares Sold	5,910
Prepaid Expenses and Other Assets	33

Total Assets	8,977,949

LIABILITIES:
Payables:
Fund Shares Redeemed	4,444
Due to Advisor	369
Accrued Expenses and Other Liabilities	251

Total Liabilities	5,064

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,972,885

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,972,885 and shares outstanding of 427,029,989, $0.01 Par Value (1)	$21.01

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,292,926
Total Distributable Earnings (Loss)	1,679,959

NET ASSETS	$8,972,885

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $19,348)	$171,839
Interest	747
Income from Securities Lending, Net	1,520
Expenses Allocated from Affiliated Investment Companies	(9,479)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	164,627

Fund Expenses
Investment Management Fees	11,148
Accounting & Transfer Agent Fees	566
Filing Fees	33
Shareholders’ Reports	182
Directors’/Trustees’ Fees & Expenses	31
Professional Fees	55
Previously Waived Fees Recovered by Advisor (Note C)	14
Other	80

Total Fund Expenses	12,109

Fees Waived, Expenses Reimbursed by Advisor (Note C)	8,938

Net Expenses	3,171

Net Investment Income (Loss)	161,456

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	119,283
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	1,157,805

Net Realized and Unrealized Gain (Loss)	1,277,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,438,544

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$161,456	$366,595
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	119,283	(47,315)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	1,157,805	949,714

Net Increase (Decrease) in Net Assets Resulting from Operations	1,438,544	1,268,994

Distributions:
Class R2 Shares	—	43
Institutional Class Shares	(147,626)	(351,486)

Total Distributions	(147,626)	(351,443)

Capital Share Transactions (1):
Shares Issued	729,459	1,196,309
Shares Issued in Lieu of Cash Distributions	144,811	344,995
Shares Redeemed	(1,430,430)	(1,714,650)

Net Increase (Decrease) from Capital Share Transactions	(556,160)	(173,346)

Total Increase (Decrease) in Net Assets	734,758	744,205
Net Assets
Beginning of Period	8,238,127	7,493,922

End of Period	$8,972,885	$8,238,127

(1) Shares Issued and Redeemed:
Shares Issued	36,085	63,752
Shares Issued in Lieu of Cash Distributions	7,367	18,392
Shares Redeemed	(69,793)	(91,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,341)	(9,585)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$18.17		$16.19	$19.80	$13.54	$17.18	$17.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.80	0.79	0.62	0.38	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	2.81		1.96	(3.49)	6.23	(3.58)	(0.11)

Total from Investment Operations	3.17		2.76	(2.70)	6.85	(3.20)	0.52

Less Distributions:
Net Investment Income	(0.33)		(0.78)	(0.87)	(0.59)	(0.44)	(0.56)
Net Realized Gains	—		—	(0.04)	—	—	(0.52)

Total Distributions	(0.33)		(0.78)	(0.91)	(0.59)	(0.44)	(1.08)

Net Asset Value, End of Period	$21.01		$18.17	$16.19	$19.80	$13.54	$17.18

Total Return	17.57	%(B)	16.93%	(13.90%)	50.90%	(18.87%)	3.37%

Net Assets, End of Period (thousands)	$8,972,885		$8,238,127	$7,492,497	$8,312,480	$6,557,488	$9,173,478
Ratio of Expenses to Average Net Assets (D)	0.28	%(C)	0.29%	0.30%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.48	%(C)	0.49%	0.50%	0.56%	0.60%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.62	%(C)	4.27%	4.30%	3.36%	2.57%	3.70%

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2024, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio’s Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024 and waived fees/assumed expenses during the six months ended April 30, 2024, are reflected below (amounts in thousands).

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$14	$8,938

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, effective February 28, 2024, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $11 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$109

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2022	$402,701	—	—	$402,701
2023	351,443	—	—	351,443

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(14,751)	—	$(14,751)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA International Value Portfolio	$87,620	—	$(94,697)	$396,246	$389,169

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$94,697	$94,697

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$7,413,790	$1,601,455	—	$1,601,455

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 (“Class R shares”) shares of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

I. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

During the six months ended April 30, 2024, the DFA International Value Portfolio’s activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
DFA International Value Portfolio	$162,253	7,722,355	$226

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,175.70	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,116.60	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,142.30	0.12%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,223.70	0.11%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,184.20	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,159.50	0.11%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,151.90	0.15%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,148.50	0.27%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.3%
Consumer Discretionary	13.2%
Consumer Staples	3.7%
Energy	15.4%
Financials	30.2%
Health Care	6.6%
Industrials	10.6%
Information Technology	1.6%
Materials	12.7%
Real Estate	2.0%
Utilities	0.7%

100.0%

The Japanese Small Company Series
Communication Services	2.1%
Consumer Discretionary	15.3%
Consumer Staples	8.0%
Energy	0.8%
Financials	9.3%
Health Care	5.4%
Industrials	29.7%
Information Technology	13.2%
Materials	12.9%
Real Estate	1.6%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	4.3%
Consumer Discretionary	19.5%
Consumer Staples	5.8%
Energy	5.6%
Financials	13.4%
Health Care	5.4%
Industrials	12.5%
Information Technology	8.1%
Materials	18.6%
Real Estate	6.7%
Utilities	0.1%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	4.7%
Consumer Discretionary	19.1%
Consumer Staples	7.7%
Energy	2.9%
Financials	21.7%
Health Care	2.5%
Industrials	24.5%
Information Technology	5.5%
Materials	6.3%
Real Estate	2.7%
Utilities	2.4%

100.0%

The Continental Small Company Series
Communication Services	4.5%
Consumer Discretionary	8.2%
Consumer Staples	4.4%
Energy	3.4%
Financials	16.9%
Health Care	6.2%
Industrials	28.6%
Information Technology	9.5%
Materials	9.0%
Real Estate	5.4%
Utilities	3.9%

100.0%

The Canadian Small Company Series
Communication Services	0.9%
Consumer Discretionary	4.1%
Consumer Staples	4.6%
Energy	24.5%
Financials	7.3%
Health Care	2.5%
Industrials	14.9%
Information Technology	4.6%
Materials	25.5%
Real Estate	3.3%
Utilities	7.8%

100.0%

The Emerging Markets Series
Communication Services	8.2%
Consumer Discretionary	12.0%
Consumer Staples	5.9%
Energy	5.8%
Financials	21.8%
Health Care	3.9%
Industrials	8.7%
Information Technology	20.5%
Materials	8.7%
Real Estate	1.8%
Utilities	2.7%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.3%
Consumer Discretionary	12.5%
Consumer Staples	6.5%
Energy	1.9%
Financials	10.6%
Health Care	8.0%
Industrials	18.4%
Information Technology	14.9%
Materials	14.9%
Real Estate	5.1%
Utilities	3.9%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
ANZ Group Holdings Ltd.	3,720,839	$67,138,539	0.5%
National Australia Bank Ltd.	5,570,044	120,744,740	1.0%
Santos Ltd.	14,074,222	69,067,329	0.6%
Westpac Banking Corp.	5,237,352	86,973,266	0.7%
Woodside Energy Group Ltd.	3,761,716	67,398,682	0.5%
Other Securities		353,258,928	2.8%

TOTAL AUSTRALIA		764,581,484	6.1%

AUSTRIA — (0.1%)
Other Securities		10,364,334	0.1%

BELGIUM — (0.7%)
Other Securities		88,201,536	0.7%

CANADA — (10.2%)
Bank of Montreal	1,308,032	116,833,418	0.9%
# Bank of Nova Scotia	1,809,424	83,052,562	0.7%
Canadian Imperial Bank of Commerce	1,726,071	80,570,459	0.6%
Fairfax Financial Holdings Ltd.	96,097	104,477,784	0.8%
Manulife Financial Corp.	3,267,295	76,193,319	0.6%
Nutrien Ltd.	1,194,529	63,035,285	0.5%
Suncor Energy, Inc.	2,343,254	89,488,870	0.7%
Teck Resources Ltd., Class B	2,373,766	116,765,550	0.9%
# Toronto-Dominion Bank	1,259,832	74,733,234	0.6%
Other Securities		492,933,508	4.0%

TOTAL CANADA		1,298,083,989	10.3%

DENMARK — (2.6%)
Other Securities		333,225,955	2.7%

FINLAND — (0.7%)
Other Securities		90,445,884	0.7%

FRANCE — (10.9%)
BNP Paribas SA	1,245,833	89,652,462	0.7%
Cie de Saint-Gobain SA	1,944,950	153,811,784	1.2%
Cie Generale des Etablissements Michelin SCA	2,740,740	105,295,516	0.8%
Orange SA	7,524,383	83,748,511	0.7%
Publicis Groupe SA	572,887	63,216,237	0.5%
Sanofi SA	1,294,731	127,910,431	1.0%
TotalEnergies SE	6,761,803	490,898,501	3.9%
Other Securities		280,886,227	2.3%

TOTAL FRANCE		1,395,419,669	11.1%

GERMANY — (6.1%)
BASF SE	1,328,093	69,587,493	0.6%
Bayerische Motoren Werke AG	915,630	99,757,239	0.8%
Daimler Truck Holding AG	1,562,210	70,449,776	0.6%
Mercedes-Benz Group AG	2,408,921	182,212,921	1.4%
Other Securities		358,713,481	2.8%

TOTAL GERMANY		780,720,910	6.2%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.2%)
Other Securities		$151,695,444	1.2%

IRELAND — (0.2%)
Other Securities		28,993,455	0.2%

ISRAEL — (0.5%)
Other Securities		63,487,764	0.5%

ITALY — (2.7%)
# Stellantis NV	3,233,234	71,540,140	0.6%
UniCredit SpA	4,033,254	148,038,025	1.2%
Other Securities		124,255,029	0.9%

TOTAL ITALY		343,833,194	2.7%

JAPAN — (21.0%)
Honda Motor Co. Ltd.	10,142,400	115,395,936	0.9%
Mitsubishi Corp.	4,952,200	113,254,674	0.9%
Mitsubishi UFJ Financial Group, Inc.	10,604,650	105,636,637	0.8%
Sumitomo Mitsui Financial Group, Inc.	1,457,900	82,814,222	0.7%
Takeda Pharmaceutical Co. Ltd.	2,716,171	71,386,586	0.6%
Toyota Motor Corp.	4,626,850	105,531,855	0.8%
Other Securities		2,089,448,091	16.7%

TOTAL JAPAN		2,683,468,001	21.4%

NETHERLANDS — (3.8%)
ING Groep NV	4,971,616	78,602,570	0.6%
Koninklijke Ahold Delhaize NV	4,003,663	121,527,947	1.0%
Other Securities		284,920,138	2.3%

TOTAL NETHERLANDS		485,050,655	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,639,643	0.2%

NORWAY — (0.8%)
Other Securities		104,525,067	0.8%

PORTUGAL — (0.1%)
Other Securities		17,222,936	0.2%

SINGAPORE — (0.9%)
Other Securities		115,436,172	0.9%

SPAIN — (2.9%)
Banco Bilbao Vizcaya Argentaria SA	6,651,895	71,933,413	0.6%
# Banco Santander SA	33,828,020	164,594,695	1.3%
Banco Santander SA, Sponsored ADR	219,342	1,052,842	0.0%
Repsol SA	5,175,215	81,230,579	0.6%
Other Securities		55,639,770	0.5%

TOTAL SPAIN		374,451,299	3.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.1%)
Other Securities		$264,895,236	2.1%

SWITZERLAND — (9.5%)
Cie Financiere Richemont SA, Class A	787,983	108,920,549	0.9%
Holcim AG	895,794	74,984,857	0.6%
Lonza Group AG	120,322	66,416,929	0.5%
Novartis AG	1,526,421	148,150,570	1.2%
Novartis AG, Sponsored ADR	1,104,091	107,240,359	0.9%
UBS Group AG	5,916,152	155,377,485	1.2%
#* UBS Group AG	1,123,339	30,161,636	0.2%
Zurich Insurance Group AG	344,994	166,993,077	1.3%
Other Securities		361,262,905	2.9%

TOTAL SWITZERLAND		1,219,508,367	9.7%

UNITED KINGDOM — (12.1%)
Glencore PLC	12,728,997	74,064,434	0.6%
HSBC Holdings PLC	11,272,844	97,712,457	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,088,271	91,006,850	0.7%
Lloyds Banking Group PLC	129,529,683	83,596,212	0.7%
Shell PLC	307,658	10,936,810	0.1%
Shell PLC, ADR	8,324,491	596,533,025	4.7%
Other Securities		593,743,571	4.7%

TOTAL UNITED KINGDOM		1,547,593,359	12.3%

UNITED STATES — (0.2%)
Other Securities		26,693,766	0.2%

TOTAL COMMON STOCKS		12,206,538,119	97.2%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		95,497,709	0.7%

TOTAL INVESTMENT SECURITIES (Cost $ 9,614,807,124)		12,302,035,828

		Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	41,646,336	481,764,815	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $ 10,096,565,575)		$12,783,800,643	101.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	435	06/21/24	$113,704,115	$110,207,250	$(3,496,865)

Total Futures Contracts			$113,704,115	$110,207,250	$(3,496,865)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$764,581,484	—	$764,581,484
Austria	—	10,364,334	—	10,364,334
Belgium	—	88,201,536	—	88,201,536
Canada	$1,298,083,989	—	—	1,298,083,989
Denmark	529,252	332,696,703	—	333,225,955
Finland	4,858,347	85,587,537	—	90,445,884
France	—	1,395,419,669	—	1,395,419,669
Germany	22,757,937	757,962,973	—	780,720,910
Hong Kong	—	151,695,444	—	151,695,444
Ireland	—	28,993,455	—	28,993,455
Israel	—	63,487,764	—	63,487,764
Italy	56,797,453	287,035,741	—	343,833,194
Japan	28,430,409	2,655,037,592	—	2,683,468,001
Netherlands	27,323,680	457,726,975	—	485,050,655
New Zealand	—	18,639,643	—	18,639,643
Norway	—	104,525,067	—	104,525,067
Portugal	—	17,222,936	—	17,222,936
Singapore	—	115,436,172	—	115,436,172
Spain	10,494,671	363,956,628	—	374,451,299
Sweden	40,760	264,854,476	—	264,895,236
Switzerland	153,513,235	1,065,995,132	—	1,219,508,367
United Kingdom	818,953,672	728,639,687	—	1,547,593,359
United States	18,518,632	8,175,134	—	26,693,766
Preferred Stocks
Germany	—	95,497,709	—	95,497,709
Securities Lending Collateral	—	481,764,815	—	481,764,815

Total Investments in Securities	$2,440,302,037	$10,343,498,606	—	$12,783,800,643

Financial Instruments
Liabilities
Futures Contracts**	(3,496,865)	—	—	(3,496,865)

Total Financial Instruments	$(3,496,865)	—	—	$(3,496,865)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.1%)
Other Securities		$62,909,718	2.1%

CONSUMER DISCRETIONARY — (15.1%)
Food & Life Cos. Ltd.	547,600	10,350,094	0.4%
Kyoritsu Maintenance Co. Ltd.	360,800	7,694,293	0.3%
#* Mercari, Inc.	641,700	7,419,895	0.3%
NHK Spring Co. Ltd.	943,987	9,567,160	0.3%
Resorttrust, Inc.	477,064	7,895,577	0.3%
Tomy Co. Ltd.	510,693	8,165,540	0.3%
Other Securities		402,917,838	13.2%

TOTAL CONSUMER DISCRETIONARY		454,010,397	15.1%

CONSUMER STAPLES — (7.9%)
Morinaga Milk Industry Co. Ltd.	381,100	7,467,806	0.3%
Nissui Corp.	1,737,200	10,423,613	0.4%
Other Securities		218,966,614	7.2%

TOTAL CONSUMER STAPLES		236,858,033	7.9%

ENERGY — (0.8%)
Other Securities		24,392,797	0.8%

FINANCIALS — (9.2%)
77 Bank Ltd.	330,252	9,336,324	0.3%
Gunma Bank Ltd.	1,655,269	10,074,228	0.3%
Hirogin Holdings, Inc.	1,462,700	10,526,124	0.4%
Hokuhoku Financial Group, Inc.	650,353	7,977,844	0.3%
Nishi-Nippon Financial Holdings, Inc.	703,300	8,891,429	0.3%
Yamaguchi Financial Group, Inc.	879,230	8,881,638	0.3%
Other Securities		219,938,310	7.2%

TOTAL FINANCIALS		275,625,897	9.1%

HEALTH CARE — (5.3%)
Jeol Ltd.	247,200	9,793,908	0.3%
Sawai Group Holdings Co. Ltd.	219,400	8,176,036	0.3%
Tsumura & Co.	307,918	7,419,806	0.3%
Other Securities		134,470,298	4.4%

TOTAL HEALTH CARE		159,860,048	5.3%

INDUSTRIALS — (29.4%)
EXEO Group, Inc.	856,372	9,333,805	0.3%
Furukawa Electric Co. Ltd.	380,200	8,140,413	0.3%
GS Yuasa Corp.	417,183	7,871,173	0.3%
Hitachi Zosen Corp.	982,779	7,606,599	0.3%
Inaba Denki Sangyo Co. Ltd.	313,900	7,323,456	0.3%
Kanematsu Corp.	470,325	7,647,398	0.3%
Kokuyo Co. Ltd.	454,525	7,765,176	0.3%
Mabuchi Motor Co. Ltd.	483,268	7,484,797	0.3%
MEITEC Group Holdings, Inc.	453,200	8,452,181	0.3%
Nagase & Co. Ltd.	558,800	9,667,429	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nichias Corp.	366,500	$10,045,658	0.3%
Nihon M&A Center Holdings, Inc.	1,777,000	9,726,109	0.3%
* Park24 Co. Ltd.	743,272	8,004,728	0.3%
Takasago Thermal Engineering Co. Ltd.	245,700	8,236,881	0.3%
Takeuchi Manufacturing Co. Ltd.	204,100	7,742,165	0.3%
Ushio, Inc.	572,300	7,527,951	0.3%
Other Securities		752,285,637	24.6%

TOTAL INDUSTRIALS		884,861,556	29.4%

INFORMATION TECHNOLOGY — (13.0%)
Alps Alpine Co. Ltd.	980,642	8,852,024	0.3%
Citizen Watch Co. Ltd.	1,379,800	9,165,989	0.3%
Daiwabo Holdings Co. Ltd.	556,300	9,662,968	0.3%
Dexerials Corp.	307,000	11,499,187	0.4%
Konica Minolta, Inc.	2,569,800	8,544,930	0.3%
NET One Systems Co. Ltd.	492,716	8,244,429	0.3%
Nippon Electric Glass Co. Ltd.	385,736	9,544,688	0.3%
NSD Co. Ltd.	464,660	9,082,229	0.3%
Other Securities		317,338,206	10.5%

TOTAL INFORMATION TECHNOLOGY		391,934,650	13.0%

MATERIALS — (12.8%)
ADEKA Corp.	494,500	10,276,060	0.3%
Mitsubishi Materials Corp.	477,800	9,337,438	0.3%
Mitsui Mining & Smelting Co. Ltd.	329,400	10,328,956	0.3%
Rengo Co. Ltd.	1,028,300	7,710,054	0.3%
Taiheiyo Cement Corp.	375,454	8,587,569	0.3%
Teijin Ltd.	840,188	8,196,597	0.3%
Tokuyama Corp.	354,797	7,320,919	0.3%
UBE Corp.	581,000	10,621,656	0.4%
Other Securities		311,066,537	10.2%

TOTAL MATERIALS		383,445,786	12.7%

REAL ESTATE — (1.6%)
Other Securities		48,217,548	1.6%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	655,600	10,692,315	0.3%
Other Securities		41,731,402	1.4%

TOTAL UTILITIES		52,423,717	1.7%

TOTAL COMMON STOCKS (Cost $2,691,088,163)		2,974,540,147	98.7%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	2,977,727	34,446,351	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,725,534,470)		$3,008,986,498	99.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$62,909,718	—	$62,909,718
Consumer Discretionary	—	454,010,397	—	454,010,397
Consumer Staples	—	236,858,033	—	236,858,033
Energy	—	24,392,797	—	24,392,797
Financials	—	275,625,897	—	275,625,897
Health Care	—	159,860,048	—	159,860,048
Industrials	—	884,861,556	—	884,861,556
Information Technology	$2,705,824	389,228,826	—	391,934,650
Materials	—	383,445,786	—	383,445,786
Real Estate	—	48,217,548	—	48,217,548
Utilities	—	52,423,717	—	52,423,717
Securities Lending Collateral	—	34,446,351	—	34,446,351

Total Investments in Securities	$2,705,824	$3,006,280,674	—	$3,008,986,498

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
AUSTRALIA — (68.9%)
*	Alumina Ltd.	9,199,687	$9,451,085	0.7%
	AMP Ltd.	16,162,745	11,375,893	0.8%
	Ansell Ltd.	826,903	13,595,186	1.0%
#	ARB Corp. Ltd.	515,473	12,654,606	0.9%
	AUB Group Ltd.	604,471	10,962,909	0.8%
#	Bank of Queensland Ltd.	3,764,914	14,871,977	1.1%
	Beach Energy Ltd.	9,477,871	9,705,184	0.7%
*	Bellevue Gold Ltd.	8,680,965	9,808,562	0.7%
#*	Boss Energy Ltd.	2,985,896	9,397,878	0.7%
	Breville Group Ltd.	613,229	10,096,657	0.7%
	Brickworks Ltd.	443,273	7,634,576	0.6%
	Challenger Ltd.	2,318,192	9,987,706	0.7%
	Champion Iron Ltd.	2,045,901	9,271,672	0.7%
	CSR Ltd.	3,025,097	17,254,499	1.3%
*	De Grey Mining Ltd.	9,589,596	7,980,148	0.6%
	Domino’s Pizza Enterprises Ltd.	366,930	9,255,966	0.7%
	Downer EDI Ltd.	4,102,725	12,316,600	0.9%
#	Flight Centre Travel Group Ltd.	991,677	13,478,887	1.0%
	Gold Road Resources Ltd.	7,834,503	8,107,416	0.6%
	HUB24 Ltd.	477,073	12,257,701	0.9%
	Iluka Resources Ltd.	1,975,515	9,606,164	0.7%
	Incitec Pivot Ltd.	4,870,252	8,744,963	0.6%
	Lendlease Corp. Ltd.	3,377,119	13,927,398	1.0%
	Lovisa Holdings Ltd.	404,882	8,160,018	0.6%
	Metcash Ltd.	5,799,205	14,706,116	1.1%
	Netwealth Group Ltd.	798,551	10,050,979	0.7%
	New Hope Corp. Ltd.	3,218,747	9,363,398	0.7%
	nib holdings Ltd.	2,762,115	13,190,585	1.0%
	Orora Ltd.	7,895,775	11,067,453	0.8%
*	Paladin Energy Ltd.	1,726,294	15,320,419	1.1%
	Perpetual Ltd.	533,324	8,108,790	0.6%
	Perseus Mining Ltd.	8,150,426	11,921,805	0.9%
	Premier Investments Ltd.	460,365	8,855,415	0.6%
	Ramelius Resources Ltd.	6,372,398	8,453,050	0.6%
	Reliance Worldwide Corp. Ltd.	4,574,507	15,015,063	1.1%
*	Sandfire Resources Ltd.	2,980,077	17,949,060	1.3%
	Sigma Healthcare Ltd.	10,130,069	8,248,735	0.6%
	Sims Ltd.	1,023,034	7,840,813	0.6%
	Super Retail Group Ltd.	1,077,207	10,016,276	0.7%
	Technology One Ltd.	962,439	9,968,181	0.7%
	Ventia Services Group Pty. Ltd.	4,118,921	9,586,161	0.7%
Ω	Viva Energy Group Ltd.	4,788,882	10,485,228	0.8%
#*	Webjet Ltd.	2,238,459	11,749,811	0.9%
	Other Securities		482,130,281	34.5%

TOTAL AUSTRALIA			953,931,270	69.0%

CHINA — (0.1%)
	Other Securities		674,675	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (18.3%)
	ASMPT Ltd.	1,083,400	$13,464,149	1.0%
	Luk Fook Holdings International Ltd.	3,231,000	7,745,870	0.6%
	Pacific Basin Shipping Ltd.	28,012,000	9,699,374	0.7%
	PCCW Ltd.	18,623,545	9,311,665	0.7%
*Ω	Samsonite International SA	4,615,200	16,225,508	1.2%
	Other Securities		197,440,150	14.2%

	TOTAL HONG KONG		253,886,716	18.4%

	NEW ZEALAND — (2.7%)
	Other Securities		36,724,475	2.6%

	SINGAPORE — (9.6%)
	ComfortDelGro Corp. Ltd.	9,516,700	10,351,483	0.8%
	Venture Corp. Ltd.	886,900	9,396,912	0.7%
	Other Securities		112,787,770	8.1%

	TOTAL SINGAPORE		132,536,165	9.6%

	TOTAL COMMON STOCKS		1,377,753,301	99.6%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		52,639	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,504,134,299)		1,377,805,940

			Value†
	SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	532,661	6,161,821	0.5%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,510,296,094)		$1,383,967,761	100.1%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$19,489	$953,331,192	$580,589		$953,931,270
China	—	674,675	—		674,675
Hong Kong	—	253,645,575	241,141		253,886,716
New Zealand	—	36,724,475	—		36,724,475
Singapore	—	131,607,002	929,163		132,536,165
Rights/Warrants
Australia	—	46,528	6,111		52,639
Securities Lending Collateral	—	6,161,821	—		6,161,821

Total Investments in Securities	$19,489	$1,382,191,268	$1,757,004	<>	$1,383,967,761

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (4.6%)
4imprint Group PLC	170,419	$13,171,371	0.8%
ITV PLC	18,733,766	16,436,592	1.0%
Other Securities		44,701,286	2.9%

TOTAL COMMUNICATION SERVICES		74,309,249	4.7%

CONSUMER DISCRETIONARY — (18.7%)
Bellway PLC	630,147	19,802,855	1.2%
Domino’s Pizza Group PLC	3,097,499	12,556,883	0.8%
Games Workshop Group PLC	185,280	22,899,525	1.4%
Greggs PLC	616,518	20,864,178	1.3%
Inchcape PLC	2,224,738	22,173,790	1.4%
Persimmon PLC	1,210,381	19,599,733	1.2%
Pets at Home Group PLC	3,252,605	11,874,044	0.7%
Redrow PLC	1,640,617	13,190,480	0.8%
Vistry Group PLC	1,748,658	25,975,639	1.6%
Other Securities		131,811,036	8.4%

TOTAL CONSUMER DISCRETIONARY		300,748,163	18.8%

CONSUMER STAPLES — (7.5%)
Britvic PLC	1,626,728	17,939,125	1.1%
Cranswick PLC	366,623	19,689,598	1.2%
Marks & Spencer Group PLC	8,720,785	27,783,914	1.7%
Tate & Lyle PLC	2,282,146	18,710,462	1.2%
Other Securities		36,702,587	2.4%

TOTAL CONSUMER STAPLES		120,825,686	7.6%

ENERGY — (2.8%)
Other Securities		44,932,336	2.8%

FINANCIALS — (21.1%)
# abrdn PLC	7,794,646	14,214,168	0.9%
Bank of Georgia Group PLC	269,724	18,060,462	1.1%
Beazley PLC	3,371,873	27,898,081	1.7%
Burford Capital Ltd.	1,040,043	16,025,959	1.0%
Direct Line Insurance Group PLC	6,636,380	15,407,703	1.0%
Hargreaves Lansdown PLC	1,727,442	17,456,379	1.1%
Hiscox Ltd.	1,713,988	26,285,489	1.6%
IG Group Holdings PLC	1,903,515	17,762,173	1.1%
Man Group PLC	7,658,922	24,561,411	1.5%
Paragon Banking Group PLC	1,921,607	17,137,099	1.1%
Plus500 Ltd.	559,488	15,133,993	1.0%
Virgin Money U.K. PLC	5,748,672	15,285,030	1.0%
Other Securities		115,115,142	7.2%

TOTAL FINANCIALS		340,343,089	21.3%

HEALTH CARE — (2.4%)
Hikma Pharmaceuticals PLC	665,364	15,975,770	1.0%
Other Securities		23,112,542	1.4%

TOTAL HEALTH CARE		39,088,312	2.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.0%)
Babcock International Group PLC	2,648,756	$16,761,406	1.1%
Balfour Beatty PLC	3,585,302	16,259,272	1.0%
Diploma PLC	406,243	18,362,419	1.2%
Grafton Group PLC	1,489,341	17,517,968	1.1%
Howden Joinery Group PLC	1,961,497	21,350,339	1.3%
* International Distributions Services PLC	3,658,794	12,328,647	0.8%
JET2 PLC	813,756	14,552,105	0.9%
Mitie Group PLC	8,157,936	11,840,775	0.7%
QinetiQ Group PLC	3,297,003	14,070,582	0.9%
Rotork PLC	4,453,609	17,903,215	1.1%
RS Group PLC	1,740,840	15,947,502	1.0%
Serco Group PLC	6,263,031	14,284,096	0.9%
Travis Perkins PLC	1,218,528	11,405,796	0.7%
Other Securities		182,976,112	11.5%

TOTAL INDUSTRIALS		385,560,234	24.2%

INFORMATION TECHNOLOGY — (5.4%)
Computacenter PLC	501,247	16,070,220	1.0%
Softcat PLC	721,394	14,120,067	0.9%
Other Securities		56,429,638	3.5%

TOTAL INFORMATION TECHNOLOGY		86,619,925	5.4%

MATERIALS — (6.2%)
Centamin PLC	8,657,968	13,074,160	0.8%
Hill & Smith PLC	552,541	12,969,366	0.8%
Johnson Matthey PLC	705,343	15,447,255	1.0%
Other Securities		58,327,738	3.7%

TOTAL MATERIALS		99,818,519	6.3%

REAL ESTATE — (2.6%)
Grainger PLC	4,254,403	13,572,770	0.8%
Savills PLC	971,680	13,132,539	0.8%
Other Securities		15,068,917	1.0%

TOTAL REAL ESTATE		41,774,226	2.6%

UTILITIES — (2.4%)
Drax Group PLC	2,467,126	15,979,925	1.0%
Pennon Group PLC	1,497,540	12,456,715	0.8%
Other Security		9,518,258	0.6%

TOTAL UTILITIES		37,954,898	2.4%

TOTAL COMMON STOCKS (Cost $1,411,512,091)		1,571,974,637	98.5%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	3,168,193	$36,649,652	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,448,161,103)		$1,608,624,289	100.8%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,722	$74,293,527	—	$74,309,249
Consumer Discretionary	—	300,748,163	—	300,748,163
Consumer Staples	—	120,825,686	—	120,825,686
Energy	—	44,932,336	—	44,932,336
Financials	—	340,343,089	—	340,343,089
Health Care	—	39,088,312	—	39,088,312
Industrials	—	385,560,234	—	385,560,234
Information Technology	—	86,619,925	—	86,619,925
Materials	—	99,818,519	—	99,818,519
Real Estate	—	41,774,226	—	41,774,226
Utilities	—	37,954,898	—	37,954,898
Securities Lending Collateral	—	36,649,652	—	36,649,652

Total Investments in Securities	$15,722	$1,608,608,567	—	$1,608,624,289

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (94.2%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	432,017	$23,581,005	0.4%
Ω	BAWAG Group AG	434,580	25,949,117	0.5%
	Wienerberger AG	687,303	24,560,986	0.4%
	Other Securities		107,360,326	2.0%

	TOTAL AUSTRIA		181,451,434	3.3%

	BELGIUM — (3.5%)
	Ackermans & van Haaren NV	169,888	29,201,571	0.5%
	Lotus Bakeries NV	2,257	22,690,810	0.4%
	Other Securities		151,568,290	2.8%

	TOTAL BELGIUM		203,460,671	3.7%

	DENMARK — (6.7%)
	Jyske Bank AS	425,821	34,453,090	0.6%
*	NKT AS	367,425	30,479,498	0.6%
	Ringkjoebing Landbobank AS	195,913	32,924,491	0.6%
	Royal Unibrew AS	312,981	23,569,800	0.4%
	Sydbank AS	452,041	22,986,045	0.4%
*	Zealand Pharma AS	271,476	24,363,736	0.5%
	Other Securities		219,345,231	3.9%

	TOTAL DENMARK		388,121,891	7.0%

	FINLAND — (5.0%)
	Huhtamaki OYJ	631,957	24,218,073	0.5%
	Konecranes OYJ	435,511	22,888,439	0.4%
	Orion OYJ, Class B	651,111	24,862,067	0.5%
	Wartsila OYJ Abp	2,286,733	42,184,489	0.8%
	Other Securities		174,808,656	3.0%

	TOTAL FINLAND		288,961,724	5.2%

	FRANCE — (11.6%)
	Elis SA	1,272,724	28,574,401	0.5%
	Gaztransport Et Technigaz SA	222,677	31,036,771	0.6%
	Rexel SA	1,258,287	32,614,600	0.6%
	SCOR SE	902,702	29,453,126	0.5%
	Sopra Steria Group	118,375	25,919,180	0.5%
	SPIE SA	882,098	32,073,668	0.6%
	Other Securities		487,201,867	8.8%

	TOTAL FRANCE		666,873,613	12.1%

	GERMANY — (13.4%)
	Bechtle AG	490,115	23,652,769	0.4%
	CTS Eventim AG & Co. KGaA	332,856	29,434,033	0.5%
	Freenet AG	997,996	27,742,670	0.5%
	Gerresheimer AG	251,672	27,104,302	0.5%
	Hugo Boss AG	439,456	23,679,978	0.4%
*	LEG Immobilien SE	448,636	38,083,971	0.7%
	Puma SE	646,828	29,864,691	0.5%
	Other Securities		572,236,781	10.4%

	TOTAL GERMANY		771,799,195	13.9%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (0.7%)
	Other Securities		$40,784,651	0.7%

	ISRAEL — (2.2%)
	Other Securities		124,603,241	2.3%

	ITALY — (10.5%)
*	Banca Monte dei Paschi di Siena SpA	5,515,540	26,602,977	0.5%
	Banca Popolare di Sondrio SpA	2,730,141	22,809,675	0.4%
	BPER Banca SpA	6,542,561	33,976,811	0.6%
	Brunello Cucinelli SpA	239,655	24,459,767	0.4%
	Buzzi SpA	635,851	22,909,946	0.4%
	Leonardo SpA	2,065,863	47,477,764	0.9%
	Unipol Gruppo SpA	3,064,314	27,470,663	0.5%
	Other Securities		397,317,528	7.2%

	TOTAL ITALY		603,025,131	10.9%

	NETHERLANDS — (4.8%)
	Aalberts NV	654,734	31,129,846	0.6%
#	Arcadis NV	518,635	32,030,361	0.6%
	BE Semiconductor Industries NV	352,392	46,753,264	0.9%
	Other Securities		167,459,668	2.9%

	TOTAL NETHERLANDS		277,373,139	5.0%

	NORWAY — (2.1%)
	Other Securities		118,010,538	2.1%

	PORTUGAL — (0.9%)
	Other Securities		53,701,469	1.0%

	SPAIN — (6.4%)
	Banco de Sabadell SA	35,081,456	67,012,724	1.2%
	Bankinter SA	4,245,482	33,556,969	0.6%
	Other Securities		267,482,515	4.9%

	TOTAL SPAIN		368,052,208	6.7%

	SWEDEN — (6.3%)
	Other Securities		360,333,307	6.5%

	SWITZERLAND — (16.9%)
	Belimo Holding AG	67,026	31,012,080	0.6%
	Flughafen Zurich AG	143,958	28,820,507	0.5%
Ω	Galenica AG	305,886	23,405,870	0.4%
	Georg Fischer AG	616,034	42,996,395	0.8%
	Helvetia Holding AG	258,089	33,759,467	0.6%
	PSP Swiss Property AG	337,750	41,753,116	0.8%
	Siegfried Holding AG	32,456	31,014,381	0.6%
	Swissquote Group Holding SA	84,232	22,782,591	0.4%
	Temenos AG	389,997	24,260,699	0.4%
Ω	VAT Group AG	47,681	23,738,495	0.4%
	Other Securities		671,607,141	12.1%

	TOTAL SWITZERLAND		975,150,742	17.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Securities		$661,428	0.0%

TOTAL COMMON STOCKS		5,422,364,382	98.0%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Other Securities		49,974,817	0.9%

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
Other Security		1,798	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,471,327,498)		5,472,340,997

		Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	24,669,963	285,382,134	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,756,711,162)		$5,757,723,131	104.0%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$181,451,434	—	$181,451,434
Belgium	$741,503	202,719,168	—	203,460,671
Denmark	—	388,121,891	—	388,121,891
Finland	—	288,961,724	—	288,961,724
France	—	666,873,613	—	666,873,613
Germany	—	771,799,195	—	771,799,195
Ireland	—	40,784,651	—	40,784,651
Israel	842,241	123,761,000	—	124,603,241
Italy	—	603,025,131	—	603,025,131
Netherlands	546,055	276,827,084	—	277,373,139
Norway	128,919	117,881,619	—	118,010,538
Portugal	—	53,701,469	—	53,701,469
Spain	—	368,052,208	—	368,052,208
Sweden	—	360,333,307	—	360,333,307
Switzerland	—	975,150,742	—	975,150,742
United States	—	661,428	—	661,428

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$49,974,817	—	$49,974,817
Rights/Warrants
Germany	—	1,798	—	1,798
Securities Lending Collateral	—	285,382,134	—	285,382,134

Total Investments in Securities	$2,258,718	$5,755,464,413	—	$5,757,723,131

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (0.8%)
Other Securities		$12,287,258	0.9%

CONSUMER DISCRETIONARY — (3.8%)
* Aritzia, Inc.	462,710	11,979,068	0.9%
Linamar Corp.	263,351	12,401,878	0.9%
Other Securities		30,497,458	2.3%

TOTAL CONSUMER DISCRETIONARY		54,878,404	4.1%

CONSUMER STAPLES — (4.2%)
North West Co., Inc.	292,956	8,303,594	0.6%
# Premium Brands Holdings Corp.	244,773	16,037,863	1.2%
Primo Water Corp.	92,255	1,740,852	0.1%
Primo Water Corp.	799,922	15,084,426	1.1%
Other Securities		20,918,400	1.6%

TOTAL CONSUMER STAPLES		62,085,135	4.6%

ENERGY — (22.5%)
* Advantage Energy Ltd.	1,240,556	9,678,256	0.7%
Crescent Point Energy Corp.	2,074,528	18,294,243	1.4%
Crescent Point Energy Corp.	744,375	6,557,944	0.5%
Enerplus Corp.	1,189,317	23,265,396	1.7%
Enerplus Corp.	28,353	555,152	0.0%
Gibson Energy, Inc.	868,190	14,240,170	1.1%
* MEG Energy Corp.	549,610	12,500,119	0.9%
* NuVista Energy Ltd.	996,250	9,002,542	0.7%
Paramount Resources Ltd., Class A	453,102	10,268,978	0.8%
Parex Resources, Inc.	562,234	9,801,777	0.7%
Parkland Corp.	584,903	18,018,913	1.3%
# Peyto Exploration & Development Corp.	1,064,787	11,903,586	0.9%
# PrairieSky Royalty Ltd.	1,219,867	23,242,735	1.7%
Secure Energy Services, Inc.	1,822,233	15,434,014	1.2%
# Whitecap Resources, Inc.	2,615,211	19,832,787	1.5%
Other Securities		126,894,075	9.4%

TOTAL ENERGY		329,490,687	24.5%

FINANCIALS — (6.6%)
Canadian Western Bank	535,877	10,280,399	0.8%
EQB, Inc.	171,631	10,361,568	0.8%
goeasy Ltd.	69,359	8,869,326	0.7%
Other Securities		67,811,929	4.9%

TOTAL FINANCIALS		97,323,222	7.2%

HEALTH CARE — (2.3%)
#* Bausch Health Cos., Inc.	1,560,196	13,667,317	1.0%
Bausch Health Cos., Inc.	17,777	155,604	0.0%
Other Securities		19,288,527	1.5%

TOTAL HEALTH CARE		33,111,448	2.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (13.6%)
*	ATS Corp.	445,364	$14,651,898	1.1%
*	ATS Corp.	3,718	122,322	0.0%
*	Bombardier, Inc., Class A	13,489	615,341	0.0%
*	Bombardier, Inc., Class B	502,174	22,878,984	1.7%
	Boyd Group Services, Inc.	104,026	19,452,594	1.4%
	Finning International, Inc.	820,364	25,737,494	1.9%
#	Richelieu Hardware Ltd.	309,993	8,748,213	0.7%
	Russel Metals, Inc.	357,603	10,071,019	0.8%
	SNC-Lavalin Group, Inc.	625,874	24,032,034	1.8%
	Other Securities		73,616,143	5.4%

TOTAL INDUSTRIALS			199,926,042	14.8%

INFORMATION TECHNOLOGY — (4.2%)
	Celestica, Inc.	119,768	5,189,547	0.4%
	Celestica, Inc.	584,405	25,305,184	1.9%
*	Lightspeed Commerce, Inc.	662,243	8,662,139	0.6%
	Other Securities		22,408,424	1.7%

TOTAL INFORMATION TECHNOLOGY			61,565,294	4.6%

MATERIALS — (23.4%)
	Alamos Gold, Inc., Class A	1,466,350	21,569,446	1.6%
	B2Gold Corp.	1,658,587	4,192,702	0.3%
	B2Gold Corp.	5,464,921	13,935,546	1.0%
*	Capstone Copper Corp.	2,311,783	16,003,554	1.2%
	Dundee Precious Metals, Inc.	1,095,246	8,290,025	0.6%
*	Eldorado Gold Corp.	682,069	9,720,837	0.7%
*	Eldorado Gold Corp.	469,393	6,693,544	0.5%
	Hudbay Minerals, Inc.	592,277	4,986,972	0.4%
	Hudbay Minerals, Inc.	1,347,989	11,348,699	0.8%
*	IAMGOLD Corp.	2,355,142	8,365,703	0.6%
	Methanex Corp.	206,998	9,911,966	0.7%
	Methanex Corp.	144,520	6,923,953	0.5%
	OceanaGold Corp.	4,394,012	9,511,608	0.7%
	Osisko Gold Royalties Ltd.	621,481	9,548,050	0.7%
	Osisko Gold Royalties Ltd.	312,002	4,801,711	0.4%
	Stella-Jones, Inc.	340,688	19,793,140	1.5%
	Other Securities		177,251,185	13.2%

TOTAL MATERIALS			342,848,641	25.4%

REAL ESTATE — (3.1%)
	Altus Group Ltd.	236,293	8,671,429	0.6%
	Tricon Residential, Inc.	1,029,961	11,536,700	0.9%
	Tricon Residential, Inc.	221,156	2,483,582	0.2%
	Other Securities		21,917,858	1.6%

TOTAL REAL ESTATE			44,609,569	3.3%

UTILITIES — (7.1%)
#	Algonquin Power & Utilities Corp.	524,908	3,206,680	0.2%
#	Algonquin Power & Utilities Corp.	2,812,115	17,182,023	1.3%
	Atco Ltd., Class I	427,741	11,673,431	0.9%
#	Boralex, Inc., Class A	518,790	10,412,354	0.8%
#	Capital Power Corp.	702,946	18,346,602	1.3%
	Northland Power, Inc.	940,772	14,357,767	1.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
TransAlta Corp.	1,643,807	$10,901,796	0.8%
Other Securities		18,160,239	1.3%

TOTAL UTILITIES		104,240,892	7.7%

TOTAL COMMON STOCKS (Cost $1,123,481,772)		1,342,366,592	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ The DFA Short Term Investment Fund	10,700,552	123,783,985	9.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,247,265,944)		$1,466,150,577	108.8%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$12,287,258	—	—	$12,287,258
Consumer Discretionary	54,878,404	—	—	54,878,404
Consumer Staples	62,085,135	—	—	62,085,135
Energy	329,490,687	—	—	329,490,687
Financials	97,221,918	$101,304	—	97,323,222
Health Care	33,098,452	12,996	—	33,111,448
Industrials	199,926,042	—	—	199,926,042
Information Technology	61,565,294	—	—	61,565,294
Materials	342,848,641	—	—	342,848,641
Real Estate	44,609,569	—	—	44,609,569
Utilities	104,240,892	—	—	104,240,892
Securities Lending Collateral	—	123,783,985	—	123,783,985

Total Investments in Securities	$1,342,252,292	$123,898,285	—	$1,466,150,577

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.1%)
	BRAZIL — (3.5%)
	Petroleo Brasileiro SA	2,733,556	$23,299,925	0.5%
#	Petroleo Brasileiro SA, Sponsored ADR	511,889	8,251,651	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	216,306	3,670,713	0.1%
	Vale SA	1,665,412	20,298,867	0.4%
	Other Securities		120,469,871	2.3%

	TOTAL BRAZIL		175,991,027	3.5%

	CHILE — (0.4%)
	Other Securities		22,482,792	0.4%

	CHINA — (23.6%)
	Alibaba Group Holding Ltd.	3,987,600	37,336,141	0.8%
	Alibaba Group Holding Ltd., Sponsored ADR	526,727	39,425,516	0.8%
*	Baidu, Inc., Class A	1,754,700	22,733,155	0.5%
	Bank of China Ltd., Class H	43,912,181	19,694,176	0.4%
	BYD Co. Ltd., Class H	533,886	14,635,186	0.3%
	China Construction Bank Corp., Class H	53,612,590	34,686,846	0.7%
	China Resources Land Ltd.	3,576,166	12,859,304	0.3%
	CSPC Pharmaceutical Group Ltd.	15,439,200	12,677,619	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	29,524,185	15,831,696	0.3%
	JD.com, Inc., Class A	1,229,171	17,710,351	0.4%
	Kweichow Moutai Co. Ltd., Class A	54,793	12,846,395	0.3%
*Ω	Meituan, Class B	1,455,540	19,874,712	0.4%
	NetEase, Inc., ADR	176,951	16,539,610	0.4%
*	PDD Holdings, Inc., ADR	305,910	38,293,814	0.8%
	PetroChina Co. Ltd., Class H	17,336,000	16,152,663	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	4,750,000	21,527,378	0.5%
	Tencent Holdings Ltd.	3,804,300	166,944,791	3.3%
*	Trip.com Group Ltd., ADR	308,669	14,896,366	0.3%
*Ω	Xiaomi Corp., Class B	7,785,800	16,972,469	0.4%
	Other Securities		647,435,522	12.3%

	TOTAL CHINA		1,199,073,710	23.8%

	COLOMBIA — (0.1%)
	Other Securities		4,250,822	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,173,508	0.2%

	EGYPT — (0.0%)
	Other Securities		2,469,822	0.0%

	GREECE — (0.5%)
	Other Securities		26,717,250	0.5%

	HUNGARY — (0.2%)
	Other Securities		12,920,239	0.3%

	INDIA — (18.9%)
	Axis Bank Ltd.	1,498,371	20,852,507	0.4%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	1,430,688	$22,683,576	0.5%
HDFC Bank Ltd.	1,427,372	25,842,611	0.5%
ICICI Bank Ltd.	1,737,136	23,932,786	0.5%
ICICI Bank Ltd., Sponsored ADR	649,989	17,894,183	0.4%
Infosys Ltd.	1,736,871	29,351,000	0.6%
Larsen & Toubro Ltd.	363,308	15,606,914	0.3%
Mahindra & Mahindra Ltd.	902,395	23,314,593	0.5%
Reliance Industries Ltd.	1,388,901	48,723,112	1.0%
Tata Consultancy Services Ltd.	522,408	23,863,342	0.5%
Tata Motors Ltd.	1,134,022	13,676,591	0.3%
Tata Steel Ltd.	6,638,101	13,065,080	0.3%
Other Securities		679,292,862	13.3%

TOTAL INDIA		958,099,157	19.1%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	28,212,600	16,963,792	0.4%
Other Securities		70,479,751	1.3%

TOTAL INDONESIA		87,443,543	1.7%

KUWAIT — (0.6%)
Other Securities		28,283,200	0.6%

MALAYSIA — (1.6%)
Other Securities		78,945,829	1.6%

MEXICO — (2.3%)
Grupo Financiero Banorte SAB de CV, Class O	1,340,021	13,291,675	0.3%
Other Securities		105,163,703	2.1%

TOTAL MEXICO		118,455,378	2.4%

PERU — (0.1%)
Other Securities		6,212,361	0.1%

PHILIPPINES — (0.7%)
Other Securities		35,090,843	0.7%

POLAND — (1.1%)
Other Securities		53,937,540	1.1%

QATAR — (0.8%)
Other Securities		39,108,137	0.8%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	1,034,714	22,007,599	0.4%
Saudi National Bank	1,360,188	13,616,102	0.3%
Saudi Telecom Co.	1,342,689	13,472,915	0.3%
Other Securities		143,806,648	2.8%

TOTAL SAUDI ARABIA		192,903,264	3.8%

SOUTH AFRICA — (2.6%)
Other Securities		130,376,195	2.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.5%)
Hana Financial Group, Inc.	460,124	$19,406,561	0.4%
Hyundai Motor Co.	110,675	19,907,764	0.4%
KB Financial Group, Inc.	299,828	16,261,721	0.3%
Kia Corp.	207,178	17,552,652	0.4%
Samsung Electronics Co. Ltd.	2,535,224	140,924,579	2.8%
Shinhan Financial Group Co. Ltd.	476,184	15,998,503	0.3%
SK Hynix, Inc.	153,536	18,947,201	0.4%
Other Securities		384,485,447	7.6%

TOTAL SOUTH KOREA		633,484,428	12.6%

TAIWAN — (18.5%)
Hon Hai Precision Industry Co. Ltd.	5,740,322	27,325,926	0.5%
MediaTek, Inc.	759,995	22,914,738	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	325,654,405	6.5%
Other Securities		562,554,612	11.2%

TOTAL TAIWAN		938,449,681	18.7%

THAILAND — (1.8%)
Other Securities		89,897,423	1.8%

TURKEY — (1.0%)
Other Securities		49,373,545	1.0%

UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	6,568,802	14,688,468	0.3%
Other Securities		61,426,224	1.2%

TOTAL UNITED ARAB EMIRATES		76,114,692	1.5%

UNITED KINGDOM — (0.1%)
Other Security		5,591,214	0.1%

TOTAL COMMON STOCKS		4,973,845,600	99.0%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Petroleo Brasileiro SA , 8.432%	2,968,647	24,023,138	0.5%
Other Securities		26,518,097	0.5%

TOTAL BRAZIL		50,541,235	1.0%

CHILE — (0.0%)
Other Security		662,411	0.0%

COLOMBIA — (0.0%)
Other Securities		551,785	0.0%

SOUTH KOREA — (0.0%)
Other Security		6,200	0.0%

TOTAL PREFERRED STOCKS		51,761,631	1.0%

TOTAL INVESTMENT SECURITIES (Cost $3,029,391,388)		5,025,607,231

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	4,082,518	$47,226,566	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,076,617,556)		$5,072,833,797	100.9%

As of April 30, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)

Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,781,921	$34,962,300	$180,379

Total Futures Contracts			$34,781,921	$34,962,300	$180,379

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$175,991,027	—	—	$175,991,027
Chile	7,880,419	$14,602,373	—	22,482,792
China	147,881,421	1,051,192,289	—	1,199,073,710
Colombia	4,168,574	82,248	—	4,250,822
Czech Republic	—	8,173,508	—	8,173,508
Egypt	181,307	2,288,515	—	2,469,822
Greece	—	26,717,250	—	26,717,250
Hungary	—	12,920,239	—	12,920,239
India	30,937,677	926,195,588	$965,892	958,099,157
Indonesia	—	87,443,543	—	87,443,543
Kuwait	25,092,585	3,190,615	—	28,283,200
Malaysia	—	78,945,829	—	78,945,829
Mexico	118,455,378	—	—	118,455,378
Peru	6,212,361	—	—	6,212,361
Philippines	—	35,090,843	—	35,090,843
Poland	—	53,937,540	—	53,937,540
Qatar	—	39,108,137	—	39,108,137
Saudi Arabia	—	192,903,264	—	192,903,264
South Africa	15,154,102	115,222,093	—	130,376,195
South Korea	4,042,854	629,441,574	—	633,484,428
Taiwan	4,191,881	934,257,800	—	938,449,681
Thailand	81,431,539	8,465,884	—	89,897,423
Turkey	—	49,373,545	—	49,373,545
United Arab Emirates	—	76,114,692	—	76,114,692
United Kingdom	5,591,214	—	—	5,591,214
Preferred Stocks
Brazil	50,541,235	—	—	50,541,235
Chile	—	662,411	—	662,411
Colombia	551,785	—	—	551,785

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$6,200	—	$6,200
Securities Lending Collateral	—	47,226,566	—	47,226,566

Total Investments in Securities	$678,305,359	$4,393,562,546	$965,892<>	$5,072,833,797

Financial Instruments
Assets
Futures Contracts**	$180,379	—	—	180,379

Total Financial Instruments	$180,379	—	—	$180,379

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.5%)
	BRAZIL — (4.2%)
*	Embraer SA, Sponsored ADR	293,047	$7,487,351	0.2%
	TOTVS SA	1,646,258	8,731,262	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,137,423	7,714,832	0.2%
	Ultrapar Participacoes SA	1,466,307	7,299,626	0.2%
	Other Securities		142,929,386	3.5%

	TOTAL BRAZIL		174,162,457	4.3%

	CHILE — (0.6%)
	Other Securities		25,197,451	0.6%

	CHINA — (19.0%)
	AAC Technologies Holdings, Inc.	2,164,500	6,888,814	0.2%
#*	Bilibili, Inc., Class Z	504,380	6,404,704	0.2%
	Bosideng International Holdings Ltd.	11,634,000	6,734,542	0.2%
††	Brilliance China Automotive Holdings Ltd.	9,222,000	7,657,813	0.2%
	China Gas Holdings Ltd.	8,237,600	7,713,119	0.2%
	China Power International Development Ltd.	16,804,333	6,781,147	0.2%
	Haitian International Holdings Ltd.	2,453,000	7,989,045	0.2%
	Hengan International Group Co. Ltd.	1,944,500	6,528,018	0.2%
	Kingsoft Corp. Ltd.	2,800,000	9,097,151	0.2%
*	Tongcheng Travel Holdings Ltd.	3,499,200	9,209,471	0.2%
	Xinyi Solar Holdings Ltd.	11,946,000	8,219,635	0.2%
Ω	Yadea Group Holdings Ltd.	3,806,000	7,321,490	0.2%
	Other Securities		690,103,943	16.8%

	TOTAL CHINA		780,648,892	19.2%

	COLOMBIA — (0.1%)
	Other Securities		6,031,482	0.1%

	GREECE — (0.5%)
	Other Securities		21,258,358	0.5%

	HONG KONG — (0.0%)
	Other Securities		1,937,501	0.0%

	HUNGARY — (0.1%)
	Other Securities		3,226,045	0.1%

	INDIA — (24.8%)
	AIA Engineering Ltd.	166,966	7,570,728	0.2%
	Apollo Tyres Ltd.	1,058,537	6,468,404	0.2%
	Bharat Heavy Electricals Ltd.	3,064,501	10,288,012	0.3%
	BSE Ltd.	221,938	7,362,329	0.2%
	Coforge Ltd.	124,463	7,572,840	0.2%
	Dixon Technologies India Ltd.	94,230	9,394,465	0.2%
	Federal Bank Ltd.	4,686,932	9,117,644	0.2%
	Fortis Healthcare Ltd.	1,577,328	8,289,732	0.2%
	Ipca Laboratories Ltd.	422,563	6,789,520	0.2%
	Jindal Stainless Ltd.	832,797	7,044,340	0.2%
	KEI Industries Ltd.	196,497	9,391,225	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	KPIT Technologies Ltd.	574,663	$10,201,036	0.3%
	LIC Housing Finance Ltd.	911,792	7,333,493	0.2%
	Petronet LNG Ltd.	1,773,588	6,575,787	0.2%
	Phoenix Mills Ltd.	318,175	12,069,904	0.3%
	Prestige Estates Projects Ltd.	430,830	7,099,123	0.2%
	REC Ltd.	1,511,711	9,190,886	0.2%
	Sundaram Finance Ltd.	130,148	7,374,793	0.2%
	Supreme Industries Ltd.	133,184	8,034,229	0.2%
*	Suzlon Energy Ltd.	23,338,088	11,467,571	0.3%
	Torrent Power Ltd.	356,612	6,424,305	0.2%
	Tube Investments of India Ltd.	161,374	7,253,322	0.2%
	Voltas Ltd.	434,117	7,656,440	0.2%
	Other Securities		827,252,780	20.1%

	TOTAL INDIA		1,017,222,908	25.1%

	INDONESIA — (1.7%)
	Other Securities		67,855,855	1.7%

	KUWAIT — (0.5%)
	Other Securities		20,642,981	0.5%

	MALAYSIA — (1.5%)
	Other Securities		60,479,506	1.5%

	MEXICO — (3.2%)
Ω	Banco del Bajio SA	2,398,641	8,866,042	0.2%
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,406,651	0.2%
	Grupo Comercial Chedraui SA de CV	1,597,509	11,763,045	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,044,855	0.3%
*	Industrias CH SAB de CV, Class B	1,683,487	18,183,419	0.5%
	Other Securities		74,127,864	1.7%

	TOTAL MEXICO		129,391,876	3.2%

	PHILIPPINES — (0.8%)
	Other Securities		31,492,091	0.8%

	POLAND — (1.4%)
#	Grupa Kety SA	52,444	10,867,161	0.3%
	KRUK SA	62,008	7,048,498	0.2%
	Other Securities		38,042,612	0.9%

	TOTAL POLAND		55,958,271	1.4%

	QATAR — (0.7%)
	Other Securities		30,470,405	0.7%

	SAUDI ARABIA — (4.7%)
*	Bank Al-Jazira	1,719,351	7,412,127	0.2%
	Other Securities		186,375,293	4.6%

	TOTAL SAUDI ARABIA		193,787,420	4.8%

	SOUTH AFRICA — (2.7%)
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,561,263	13,380,024	0.3%
	Other Securities		96,080,921	2.4%

	TOTAL SOUTH AFRICA		109,460,945	2.7%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (10.1%)
Other Securities		$413,205,747	10.2%

TAIWAN — (17.5%)
Other Securities		720,729,871	17.8%

THAILAND — (1.3%)
Other Securities		53,164,139	1.3%

TURKEY — (1.5%)
Other Securities		60,297,447	1.5%

UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC	4,010,162	12,192,023	0.3%
Emaar Development PJSC	2,871,694	6,523,794	0.2%
Other Securities		47,535,806	1.1%

TOTAL UNITED ARAB EMIRATES		66,251,623	1.6%

UNITED STATES — (0.0%)
Other Securities		98,991	0.0%

TOTAL COMMON STOCKS		4,042,972,262	99.6%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		25,064,277	0.6%

CHILE — (0.0%)
Other Securities		844,534	0.1%

COLOMBIA — (0.0%)
Other Securities		137,385	0.0%

INDIA — (0.0%)
Other Security		167	0.0%

PHILIPPINES — (0.0%)
Other Security		233,805	0.0%

TOTAL PREFERRED STOCKS		26,280,168	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,366	0.0%

INDIA — (0.0%)
Other Security		69,154	0.0%

TAIWAN — (0.0%)
Other Securities		15,823	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,624	0.0%

TOTAL RIGHTS/WARRANTS		89,967	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,211,396,012)		4,069,342,397

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	3,234,759	37,419,687	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,248,815,699)		$4,106,762,084	101.2%

As of April 30, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	110	06/21/24	$28,261,288	$27,868,500	$(392,788)

Total Futures Contracts			$28,261,288	$27,868,500	$(392,788)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$164,783,179	$9,379,278	—	$174,162,457
Chile	1,555,317	23,642,134	—	25,197,451
China	26,582,429	744,761,789	$9,304,674	780,648,892
Colombia	5,211,808	819,674	—	6,031,482
Greece	425,775	20,832,583	—	21,258,358
Hong Kong	—	1,839,238	98,263	1,937,501
Hungary	—	3,226,045	—	3,226,045
India	398,834	1,016,805,899	18,175	1,017,222,908
Indonesia	—	67,612,843	243,012	67,855,855
Kuwait	19,320,864	1,322,117	—	20,642,981
Malaysia	19,099	60,460,407	—	60,479,506
Mexico	122,972,558	6,419,318	—	129,391,876
Philippines	—	31,489,339	2,752	31,492,091
Poland	—	55,958,271	—	55,958,271
Qatar	—	30,470,405	—	30,470,405
Saudi Arabia	471,687	193,315,733	—	193,787,420
South Africa	13,874,182	95,586,763	—	109,460,945
South Korea	496,818	411,189,040	1,519,889	413,205,747
Taiwan	—	720,685,951	43,920	720,729,871
Thailand	50,414,694	2,743,031	6,414	53,164,139
Turkey	—	60,297,447	—	60,297,447

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	$808,460	$65,443,163	—		$66,251,623
United States	66,714	32,277	—		98,991
Preferred Stocks
Brazil	24,913,990	150,287	—		25,064,277
Chile	—	844,534	—		844,534
Colombia	137,385	—	—		137,385
India	—	167	—		167
Philippines	—	233,805	—		233,805
Rights/Warrants
Brazil	—	3,366	—		3,366
India	—	69,154	—		69,154
Taiwan	—	15,823	—		15,823
Thailand	—	1,624	—		1,624
Securities Lending Collateral	—	37,419,687	—		37,419,687

Total Investments in Securities	$432,453,793	$3,663,071,192	$11,237,099	<>	$4,106,762,084

Financial Instruments
Liabilities
Futures Contracts**	(392,788)	—	—		(392,788)

Total Financial Instruments	$(392,788)	—	—		$(392,788)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $500,677, $198,433, $106,626 and $35,346 of securities on loan, respectively)	$12,302,036	$2,974,540	$1,377,806	$1,571,975
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $481,758, $34,446, $6,162 and $36,649, respectively)	481,765	34,446	6,162	36,650
Segregated Cash for Futures Contracts	5,133	—	—	—
Foreign Currencies at Value	15,170	118	2,022	591
Cash	118,396	4,361	2,354	3,965
Receivables:
Investment Securities Sold	11,775	6,237	2,717	6,210
Dividends, Interest and Tax Reclaims	132,848	34,995	1,493	13,699
Securities Lending Income	803	276	202	28
Unrealized Gain on Foreign Currency Contracts	3	—	1	1
Prepaid Expenses and Other Assets	2	1	—	—

Total Assets	13,067,931	3,054,974	1,392,757	1,633,119

LIABILITIES:
Payables:
Upon Return of Securities Loaned	481,646	34,493	6,174	36,650
Investment Securities Purchased	19,179	4,996	3,572	—
Due to Advisor	2,100	251	115	129
Futures Margin Variation	1,740	—	—	—
Unrealized Loss on Foreign Currency Contracts	52	—	—	—
Accrued Expenses and Other Liabilities	597	191	109	78

Total Liabilities	505,314	39,931	9,970	36,857

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,562,617	$3,015,043	$1,382,787	$1,596,262

Investment Securities at Cost	$9,614,807	$2,691,088	$1,504,134	$1,411,512

Foreign Currencies at Cost	$15,361	$118	$2,035	$594

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $277,174, $122,872, $160,574 and $347,298 of securities on loan, respectively)	$5,472,341	$1,342,367	$5,025,607	$4,069,342
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $285,384, $123,784, $47,226 and $37,420, respectively)	285,382	123,784	47,227	37,420
Segregated Cash for Futures Contracts	—	—	1,628	1,298
Foreign Currencies at Value	5,978	115	21,265	31,675
Cash	10,994	2,327	29,266	5,467
Receivables:
Investment Securities Sold	1,204	3,002	5,180	5,438
Dividends, Interest and Tax Reclaims	44,687	958	7,481	9,028
Securities Lending Income	391	75	374	1,189
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	—	1	1	—

Total Assets	5,820,985	1,472,629	5,138,029	4,160,857

LIABILITIES:
Payables:
Upon Return of Securities Loaned	285,471	123,847	47,284	37,402
Investment Securities Purchased	—	1,356	2,701	—
Due to Advisor	454	112	406	660
Futures Margin Variation	—	—	552	440
Deferred Taxes Payable	—	—	59,214	62,432
Accrued Expenses and Other Liabilities	276	56	858	1,085

Total Liabilities	286,201	125,371	111,015	102,019

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,534,784	$1,347,258	$5,027,014	$4,058,838

Investment Securities at Cost	$4,471,327	$1,123,482	$3,029,391	$3,211,396

Foreign Currencies at Cost	$5,995	$116	$21,367	$31,786

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $27,018, $4,747, $375 and $237, respectively)	$240,715	$42,823	$20,592	$26,172
Income from Securities Lending, Net	2,118	1,593	1,259	128

Total Investment Income	242,833	44,416	21,851	26,300

Expenses
Investment Management Fees	12,425	1,492	666	737
Accounting & Transfer Agent Fees	126	34	15	16
Custodian Fees	292	127	68	32
Shareholders’ Reports	22	11	11	10
Directors’/Trustees’ Fees & Expenses	43	10	5	5
Professional Fees	93	20	9	9
Other	197	82	18	21

Total Expenses.	13,198	1,776	792	830

Net Expenses	13,198	1,776	792	830

Net Investment Income (Loss)	229,635	42,640	21,059	25,470

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	63,834	46,402	(49,265)	(19,012)
Affiliated Investment Companies Shares Sold	5	1	2	1
Futures	13,675	—	—	—
Foreign Currency Transactions	2,777	170	467	528
In-Kind Redemptions	79,168	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,610,140	233,112	198,095	275,684
Affiliated Investment Companies Shares	7	1	—	1
Futures	960	—	—	—
Translation of Foreign Currency-Denominated Amounts	(949)	(1,103)	27	(26)

Net Realized and Unrealized Gain (Loss)	1,769,617	278,583	149,326	257,176

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,999,252	$321,223	$170,385	$282,646

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,380, $2,609, $6,374 and $4,652, respectively)	$66,476	$14,798	$51,868	$34,071
Income from Securities Lending, Net	1,999	453	1,694	5,607

Total Investment Income	68,475	15,251	53,562	39,678

Expenses
Investment Management Fees	2,639	639	2,381	4,011
Accounting & Transfer Agent Fees	54	13	52	49
Custodian Fees	217	22	934	1,166
Shareholders’ Reports	15	10	14	14
Directors’/Trustees’ Fees & Expenses	18	5	17	14
Professional Fees	40	8	62	76
Other	70	16	66	61

Total Expenses	3,053	713	3,526	5,391

Net Expenses	3,053	713	3,526	5,391

Net Investment Income (Loss)	65,422	14,538	50,036	34,287

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	85,563	11,423	15,495	34,422
Affiliated Investment Companies Shares Sold	18	9	5	3
Futures	103	—	2,607	3,701
Foreign Currency Transactions	207	(75)	(743)	(681)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	699,544	160,639	594,030	480,822
Affiliated Investment Companies Shares	(3)	—	1	—
Futures	—	—	2,190	1,425
Translation of Foreign Currency-Denominated Amounts	(115)	8	(70)	(68)

Net Realized and Unrealized Gain (Loss)	785,317	172,004	613,515	519,624

Net Increase (Decrease) in Net Assets Resulting from Operations	$850,739	$186,542	$663,551	$553,911

**	Net of foreign capital gain taxes withheld of $0, $0, $3,823 and $7,124, respectively.
***	Including foreign capital gain taxes of $0, $0, $(19,728) and $(20,736), respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$229,635	$521,529	$42,640	$74,994	$21,059	$56,434
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	63,834	(82,311)	46,402	(18,627)	(49,265)	(71,672)
Affiliated Investment Companies Shares Sold	5	40	1	5	2	2
Futures	13,675	13,590	—	—	—	—
Foreign Currency Transactions	2,777	(3,403)	170	(1,676)	467	(160)
In-Kind Redemptions	79,168	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,610,140	1,357,100	233,112	411,469	198,095	24,799
Affiliated Investment Companies Shares	7	193	1	18	—	7
Futures	960	(9,976)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(949)	3,266	(1,103)	363	27	(26)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,999,252	1,800,028	321,223	466,546	170,385	9,384

Transactions in Interest:
Contributions	233,188	250,078	24,322	89,497	60,015	142,192
Withdrawals	(1,111,596)	(1,135,466)	(151,675)	(255,213)	(49,754)	(143,456)

Net Increase (Decrease) from Transactions in Interest	(878,408)	(885,388)	(127,353)	(165,716)	10,261	(1,264)

Total Increase (Decrease) in Net Assets	1,120,844	914,640	193,870	300,830	180,646	8,120
Net Assets
Beginning of Period	11,441,773	10,527,133	2,821,173	2,520,343	1,202,141	1,194,021

End of Period	$12,562,617	$11,441,773	$3,015,043	$2,821,173	$1,382,787	$1,202,141

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,470	$52,045	$65,422	$157,395	$14,538	$31,559
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(19,012)	(66,245)	85,563	(20,150)	11,423	39,665
Affiliated Investment Companies Shares Sold	1	5	18	32	9	12
Futures	—	(38)	103	—	—	100
Foreign Currency Transactions	528	624	207	(947)	(75)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	275,684	124,537	699,544	387,371	160,639	(25,591)
Affiliated Investment Companies Shares	1	7	(3)	103	—	84
Translation of Foreign
Currency-Denominated Amounts	(26)	(27)	(115)	2,185	8	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	282,646	110,908	850,739	525,989	186,542	45,714

Transactions in Interest:
Contributions	66,494	49,887	126,899	78,110	5,311	11,312
Withdrawals	(4,791)	(76,729)	(84,567)	(308,949)	(21,994)	(94,687)

Net Increase (Decrease) from Transactions in Interest	61,703	(26,842)	42,332	(230,839)	(16,683)	(83,375)

Total Increase (Decrease) in Net Assets	344,349	84,066	893,071	295,150	169,859	(37,661)
Net Assets
Beginning of Period	1,251,913	1,167,847	4,641,713	4,346,563	1,177,399	1,215,060

End of Period	$1,596,262	$1,251,913	$5,534,784	$4,641,713	$1,347,258	$1,177,399

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,036	$151,343	$34,287	$116,485
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	15,495	(74,176)	34,422	(52,118)
Affiliated Investment Companies Shares Sold	5	(7)	3	13
Futures	2,607	1,925	3,701	2,911
Foreign Currency Transactions	(743)	(1,157)	(681)	(623)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	594,030	447,867	480,822	476,799
Affiliated Investment Companies Shares	1	35	—	25
Futures	2,190	140	1,425	1,364
Translation of Foreign Currency-Denominated Amounts	(70)	(15)	(68)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	663,551	525,955	553,911	544,864

Transactions in Interest:
Contributions	145,735	213,807	44,343	188,166
Withdrawals	(161,267)	(353,195)	(353,855)	(439,510)

Net Increase (Decrease) from Transactions in Interest	(15,532)	(139,388)	(309,512)	(251,344)

Total Increase (Decrease) in Net Assets	648,019	386,567	244,399	293,520
Net Assets
Beginning of Period	4,378,995	3,992,428	3,814,439	3,520,919

End of Period	$5,027,014	$4,378,995	$4,058,838	$3,814,439

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,823 and $7,124, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,865 and $7,734, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,728) and $(20,736), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,454) and $(11,992), respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Total Return	17.57	%(B)	17.00%	(13.82%)	51.09%	(18.68%)	3.60%	11.66	%(B)	18.71%	(23.60%)	13.08%	(1.93%)	4.47%

Net Assets, End of Period (thousands)	$12,562,617		$11,441,773	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$3,015,043		$2,821,173	$2,520,343	$3,416,144	$2,943,153	$3,748,177
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.22%	0.21%	0.21%	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.70	%(C)	4.34%	4.36%	3.50%	2.77%	3.92%	2.86	%(C)	2.63%	2.56%	2.11%	2.13%	2.32%
Portfolio Turnover Rate	6	%(B)	13%	15%	9%	12%	16%	7	%(B)	9%	11%	11%	5%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Total Return	14.23	%(B)	0.60%	(26.65%)	38.31%	0.14%	5.27%	22.37	%(B)	9.20%	(33.34%)	51.93%	(14.87%)	10.67%

Net Assets, End of Period (thousands)	$1,382,787		$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,596,262		$1,251,913	$1,167,847	$1,897,276	$1,475,782	$2,277,451
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.16	%(C)	4.37%	4.23%	3.42%	4.21%	4.11%	3.46	%(C)	3.88%	4.07%	2.27%	2.38%	3.43%
Portfolio Turnover Rate	6	%(B)	17%	19%	19%	18%	18%	7	%(B)	9%	14%	12%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Total Return	18.43	%(B)	11.76%	(29.07%)	51.24%	(2.23%)	8.43%	15.95	%(B)	3.53%	(12.52%)	59.72%	6.02%	1.00%

Net Assets, End of Period (thousands)	$5,534,784		$4,641,713	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$1,347,258		$1,177,399	$1,215,060	$1,451,408	$970,883	$1,148,615
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.12%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.48	%(C)	3.14%	2.85%	2.11%	2.15%	2.74%	2.28	%(C)	2.47%	3.00%	1.90%	2.08%	2.37%
Portfolio Turnover Rate	7	%(B)	11%	11%	17%	8%	17%	7	%(B)	17%	15%	27%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Total Return	15.19	%(B)	13.27%	(25.79%)	22.22%	2.67%	11.40%	14.85	%(B)	15.47%	(22.31%)	36.03%	1.25%	13.47%

Net Assets, End of Period (thousands)	$5,027,014		$4,378,995	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$4,058,838		$3,814,439	$3,520,919	$5,128,719	$4,906,954	$6,430,367
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.15%	0.13%	0.14%	0.27	%(C)	0.25%	0.26%	0.27%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.16%	0.15%	0.14%	0.15%	0.27	%(C)	0.26%	0.26%	0.27%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.10	%(C)	3.32%	3.26%	2.42%	2.38%	3.04%	1.71	%(C)	2.93%	2.91%	2.47%	2.64%	2.90%
Portfolio Turnover Rate	8	%(B)	14%	10%	19%	22%	9%	5	%(B)	19%	12%	16%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amounts paid by the Trust to the CCO were $21 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$141
The Japanese Small Company Series	37
The Asia Pacific Small Company Series	17
The United Kingdom Small Company Series	24
The Continental Small Company Series	29
The Canadian Small Company Series	8
The Emerging Markets Series	57
The Emerging Markets Small Cap Series	51

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$689,611	$1,213,954
The Japanese Small Company Series	213,112	311,193
The Asia Pacific Small Company Series	136,802	79,359
The United Kingdom Small Company Series	186,227	102,081
The Continental Small Company Series	490,583	391,263
The Canadian Small Company Series	92,251	96,603
The Emerging Markets Series	412,429	385,654
The Emerging Markets Small Cap Series	186,504	473,775

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

Total	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$29,019	$117,774	$112,349	$1	$1	$34,446	2,978	$1,163	—

Total	$29,019	$117,774	$112,349	$1	$1	$34,446	2,978	$1,163	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$11,830	$25,734	$31,404	$2	—	$6,162	533	$332	—

Total	$11,830	$25,734	$31,404	$2	—	$6,162	533	$332	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$11,602	$54,895	$29,849	$1	$1	$36,650	3,168	$471	—

Total	$11,602	$54,895	$29,849	$1	$1	$36,650	3,168	$471	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$151,094	$497,521	$363,248	$18	$(3)	$285,382	24,670	$5,569	—

Total	$151,094	$497,521	$363,248	$18	$(3)	$285,382	24,670	$5,569	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$85,252	$386,079	$347,556	$9	—	$123,784	10,701	$2,204	—

Total	$85,252	$386,079	$347,556	$9	—	$123,784	10,701	$2,204	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

Total	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$46,467	$106,184	$115,234	$3	—	$37,420	3,235	$998	—

Total	$46,467	$106,184	$115,234	$3	—	$37,420	3,235	$998	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,157,970	$3,307,039	$(619,804)	$2,687,235
The Japanese Small Company Series	2,807,931	671,511	(388,059)	283,452
The Asia Pacific Small Company Series	1,542,632	254,123	(380,452)	(126,329)
The United Kingdom Small Company Series	1,458,801	400,065	(239,602)	160,463
The Continental Small Company Series	4,797,632	1,688,501	(687,510)	1,000,991
The Canadian Small Company Series	1,272,290	364,557	(145,672)	218,885
The Emerging Markets Series	3,146,315	2,296,981	(300,764)	1,996,217
The Emerging Markets Small Cap Series	3,357,034	1,556,238	(698,300)	857,938

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$120,429
The Emerging Markets Series	33,229
The Emerging Markets Small Cap Series	29,076

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
The Emerging Markets Series	$180	$180

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(2)
The DFA International Value Series	$(3,497)	$(3,497)
The Emerging Markets Small Cap Series	(393)	(393)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$13,675	$13,675
The Continental Small Company Series	103	103
The Emerging Markets Series	2,607	2,607
The Emerging Markets Small Cap Series	3,701	3,701

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$960	$960
The Emerging Markets Series	2,190	2,190
The Emerging Markets Small Cap Series	1,425	1,425

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	6.08%	$1,658	10	$3	$3,809	—
The Japanese Small Company Series	6.08%	811	1	—	811	—
The United Kingdom Small Company Series	6.08%	1,492	3	1	1,492	—
The Continental Small Company Series	6.08%	195	1	—	195	—
The Emerging Markets Small Cap Series	6.08%	3,468	1	1	3,468	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	Borrower	5.69%	$51,243	4	$32	$51,243	—
The Japanese Small Company Series	Borrower	5.69%	$50,906	5	$40	$54,029	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$152,440	$70,473	$4,988
The Japanese Small Company Series	15,314	31,946	5,953
The Asia Pacific Small Company Series	21,849	11,979	(4,612)
The United Kingdom Small Company Series	31,988	11,847	(2,092)
The Continental Small Company Series	41,230	17,376	(2,363)
The Canadian Small Company Series	30,015	8,365	3,070
The Emerging Markets Series	1,240	782	(98)
The Emerging Markets Small Cap Series	133	2,060	(653)

J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$63,165
The Japanese Small Company Series	190,748
The Asia Pacific Small Company Series	107,949
The Continental Small Company Series	7,582
The Canadian Small Company Series	5,568
The Emerging Markets Series	125,789
The Emerging Markets Small Cap Series	332,217

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the realized net gains (losses) on in-kind redemptions as follows:

The DFA International Value Series	$79,168

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,170.10	0.15%	$0.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.12	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value
Fund
Communication Services	2.4%
Consumer Discretionary	9.9%
Consumer Staples	2.5%
Energy	11.0%
Financials	31.1%
Health Care	2.4%
Industrials	9.7%
Information Technology	13.0%
Materials	13.3%
Real Estate	3.5%
Utilities	1.2%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
BRAZIL — (3.7%)
Petroleo Brasileiro SA	11,148,884	$95,029,389	0.9%
# Petroleo Brasileiro SA, Sponsored ADR	7,727,618	124,569,202	1.1%
Petroleo Brasileiro SA, Sponsored ADR	2,471,880	41,947,804	0.4%
Other Securities		147,084,630	1.3%

TOTAL BRAZIL		408,631,025	3.7%

CHILE — (0.5%)
Other Securities		58,877,907	0.5%

CHINA — (23.4%)
Agricultural Bank of China Ltd., Class H	93,468,000	41,678,398	0.4%
Alibaba Group Holding Ltd.	20,938,200	196,045,638	1.8%
* Baidu, Inc., Sponsored ADR	624,224	64,544,762	0.6%
Bank of China Ltd., Class H	284,847,817	127,751,408	1.2%
China Construction Bank Corp., Class H	393,120,101	254,345,042	2.4%
China Petroleum & Chemical Corp., Class H	95,493,575	57,000,266	0.5%
China Resources Land Ltd.	11,585,000	41,657,751	0.4%
Industrial & Commercial Bank of China Ltd., Class H	180,841,996	96,972,547	0.9%
PetroChina Co. Ltd., Class H	90,670,000	84,480,964	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	116,229,713	1.1%
Other Securities		1,481,439,431	13.4%

TOTAL CHINA		2,562,145,920	23.5%

COLOMBIA — (0.1%)
Other Securities		8,378,484	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		12,191,695	0.1%

GREECE — (0.5%)
Other Securities		53,314,707	0.5%

HONG KONG — (0.0%)
Other Securities		11,749	0.0%

HUNGARY — (0.2%)
Other Securities		24,136,179	0.2%

INDIA — (19.6%)
Axis Bank Ltd.	10,198,375	141,928,590	1.3%
HDFC Bank Ltd.	3,892,230	70,468,936	0.7%
Hindalco Industries Ltd.	5,501,565	42,285,007	0.4%
ICICI Bank Ltd., Sponsored ADR	2,702,493	74,399,629	0.7%
* Jio Financial Services Ltd.	9,844,822	44,185,694	0.4%
JSW Steel Ltd.	3,977,863	41,991,303	0.4%
Larsen & Toubro Ltd.	1,309,639	56,259,216	0.5%
Mahindra & Mahindra Ltd.	2,449,241	63,279,449	0.6%
REC Ltd.	7,646,370	46,488,335	0.4%
Reliance Industries Ltd.	11,159,215	391,469,003	3.6%
State Bank of India	7,741,976	75,988,962	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Tata Steel Ltd.	26,276,288	$51,716,869	0.5%
Other Securities		1,044,974,664	9.5%

TOTAL INDIA		2,145,435,657	19.7%

INDONESIA — (1.5%)
Other Securities		169,203,406	1.5%

KUWAIT — (0.3%)
Other Securities		31,293,555	0.3%

MALAYSIA — (1.6%)
Other Securities		174,366,045	1.6%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	3,914,576	38,828,704	0.4%
Grupo Mexico SAB de CV, Class B	8,985,336	55,525,162	0.5%
Other Securities		228,125,849	2.0%

TOTAL MEXICO		322,479,715	2.9%

PHILIPPINES — (0.8%)
Other Securities		82,530,849	0.8%

POLAND — (0.9%)
ORLEN SA	2,616,360	42,658,139	0.4%
Other Securities		57,592,791	0.5%

TOTAL POLAND		100,250,930	0.9%

QATAR — (0.7%)
Other Securities		73,642,455	0.7%

SAUDI ARABIA — (3.9%)
Saudi Awwal Bank	3,857,265	41,858,659	0.4%
Saudi Basic Industries Corp.	3,103,274	69,917,739	0.7%
Saudi National Bank	7,722,754	77,308,289	0.7%
Other Securities		232,354,073	2.1%

TOTAL SAUDI ARABIA		421,438,760	3.9%

SOUTH AFRICA — (2.5%)
Other Securities		270,321,565	2.5%

SOUTH KOREA — (12.3%)
Hana Financial Group, Inc.	1,106,230	46,657,236	0.5%
Hyundai Motor Co.	482,676	86,821,774	0.8%
# KB Financial Group, Inc., ADR	1,814,985	97,954,740	0.9%
Kia Corp.	1,118,017	94,721,269	0.9%
LG Electronics, Inc.	506,987	33,766,379	0.3%
# POSCO Holdings, Inc., Sponsored ADR	752,158	53,816,905	0.5%
Samsung Electronics Co. Ltd.	3,630,212	201,791,281	1.9%
# Shinhan Financial Group Co. Ltd., ADR	993,611	33,534,371	0.3%
Other Securities		693,363,587	6.2%

TOTAL SOUTH KOREA		1,342,427,542	12.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (18.8%)
# ASE Technology Holding Co. Ltd.	13,906,000	$62,557,482	0.6%
# Cathay Financial Holding Co. Ltd.	23,968,201	37,063,330	0.4%
China Steel Corp.	44,325,320	33,767,989	0.3%
CTBC Financial Holding Co. Ltd.	74,608,073	77,869,822	0.7%
Fubon Financial Holding Co. Ltd.	25,483,365	53,910,530	0.5%
Hon Hai Precision Industry Co. Ltd.	42,212,192	200,944,704	1.9%
# United Microelectronics Corp.	42,425,681	65,183,765	0.6%
Yuanta Financial Holding Co. Ltd.	39,747,131	37,284,227	0.4%
Other Securities		1,485,653,061	13.4%

TOTAL TAIWAN		2,054,234,910	18.8%

THAILAND — (1.7%)
PTT PCL	45,410,900	41,355,042	0.4%
Other Securities		145,502,336	1.3%

TOTAL THAILAND		186,857,378	1.7%

TURKEY — (1.1%)
Other Securities		120,315,950	1.1%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	25,662,471	57,383,735	0.5%
Other Securities		85,675,520	0.8%

TOTAL UNITED ARAB EMIRATES		143,059,255	1.3%

UNITED KINGDOM — (0.0%)
Other Security		1,264,565	0.0%

TOTAL COMMON STOCKS		10,766,810,203	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA , 8.432%	5,630,679	45,565,060	0.4%
Other Securities		42,450,022	0.4%

TOTAL BRAZIL		88,015,082	0.8%

COLOMBIA — (0.1%)
Other Securities		5,512,864	0.1%

INDIA — (0.0%)
Other Security		33	0.0%

PHILIPPINES — (0.0%)
Other Security		465,694	0.0%

TAIWAN — (0.0%)
Other Security		140,794	0.0%

TOTAL PREFERRED STOCKS		94,134,467	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,768	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$82,500	0.0%

THAILAND — (0.0%)
Other Securities		471	0.0%

TOTAL RIGHTS/WARRANTS		86,739	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,674,227,426)		10,861,031,409

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	7,020,581	81,214,079	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $8,755,439,619)		$10,942,245,488	100.2%

As of April 30, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	06/21/24	$123,811,859	$120,594,600	$(3,217,259)

Total Futures Contracts			$123,811,859	$120,594,600	$(3,217,259)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$407,313,944	$1,317,081	—	$408,631,025
Chile	—	58,877,907	—	58,877,907
China	127,150,819	2,418,501,934	$16,493,167	2,562,145,920
Colombia	8,375,855	2,629	—	8,378,484
Czech Republic	—	12,191,695	—	12,191,695
Greece	—	53,314,707	—	53,314,707
Hong Kong	—	9,850	1,899	11,749
Hungary	—	24,136,179	—	24,136,179
India	83,155,016	2,060,557,055	1,723,586	2,145,435,657
Indonesia	—	168,833,061	370,345	169,203,406
Kuwait	24,121,593	7,171,962	—	31,293,555
Malaysia	34,662	174,331,383	—	174,366,045
Mexico	314,655,809	7,823,906	—	322,479,715
Philippines	—	82,524,503	6,346	82,530,849
Poland	—	100,250,930	—	100,250,930
Qatar	—	73,642,455	—	73,642,455
Saudi Arabia	1,012,405	420,426,355	—	421,438,760
South Africa	7,176,990	263,144,575	—	270,321,565

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
South Korea	$195,747,840	$1,145,169,148	$1,510,554		$1,342,427,542
Taiwan	17,238,331	2,036,851,520	145,059		2,054,234,910
Thailand	176,302,626	10,554,752	—		186,857,378
Turkey	—	120,315,950	—		120,315,950
United Arab Emirates	459,964	142,599,291	—		143,059,255
United Kingdom	1,264,565	—	—		1,264,565
Preferred Stocks
Brazil	87,922,195	92,887	—		88,015,082
Colombia	5,512,864	—	—		5,512,864
India	—	33	—		33
Philippines	—	465,694	—		465,694
Taiwan	—	140,794	—		140,794
Rights/Warrants
Brazil	—	3,768	—		3,768
India	—	82,500	—		82,500
Thailand	—	471	—		471
Securities Lending Collateral	—	81,214,079	—		81,214,079

Total Investments in Securities	$1,457,445,478	$9,464,549,054	$20,250,956	<>	$10,942,245,488

Financial Instruments
Liabilities
Futures Contracts**	(3,217,259)	—	—		(3,217,259)

Total Financial Instruments	$(3,217,259)	—	—		$(3,217,259)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $444,452 of securities on loan)*	$10,861,031
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $81,212)	81,214
Segregated Cash for Futures Contracts	5,617
Foreign Currencies at Value	106,010
Cash	36,403
Receivables:
Investment Securities Sold	20,183
Dividends, Interest and Tax Reclaims	11,623
Securities Lending Income	1,224
Prepaid Expenses and Other Assets	2

Total Assets	11,123,307

LIABILITIES:
Payables:
Upon Return of Securities Loaned	81,211
Due to Advisor	895
Futures Margin Variation	1,904
Deferred Taxes Payable	121,440
Accrued Expenses and Other Liabilities	1,983

Total Liabilities	207,433

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,915,874

Investment Securities at Cost	$8,674,227

Foreign Currencies at Cost	$109,308

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,097)	$119,205
Income from Securities Lending, Net	5,202

Total Investment Income	124,407

Expenses
Investment Management Fees	5,387
Accounting & Transfer Agent Fees	117
Custodian Fees	1,912
Shareholders’ Reports	55
Directors’/Trustees’ Fees & Expenses	38
Professional Fees	138
Other	226

Total Expenses	7,873

Net Expenses	7,873

Net Investment Income (Loss)	116,534

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	175,133
Affiliated Investment Companies Shares Sold	6
Futures	9,709
Foreign Currency Transactions	(2,978)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,375,356
Affiliated Investment Companies Shares	4
Futures	324
Translation of Foreign Currency-Denominated Amounts	(85)

Net Realized and Unrealized Gain (Loss)	1,557,469

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,674,003

**	Net of foreign capital gain taxes withheld of $16,174.
***	Including foreign capital gain taxes of $(41,614).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$116,534	$462,712
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	175,133	13,066
Affiliated Investment Companies Shares Sold	6	36
Futures	9,709	6,571
Foreign Currency Transactions	(2,978)	(5,395)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,375,356	1,083,861
Affiliated Investment Companies Shares	4	81
Futures	324	(1,409)
Translation of Foreign Currency-Denominated Amounts	(85)	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,674,003	1,559,509

Transactions in Interest:
Contributions	64,011	466,478
Withdrawals	(952,426)	(1,655,840)

Net Increase (Decrease) from Transactions in Interest	(888,415)	(1,189,362)

Total Increase (Decrease) in Net Assets	785,588	370,147
Net Assets
Beginning of Period	10,130,286	9,760,139

End of Period	$10,915,874	$10,130,286

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $16,174.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $12,151.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(41,614).
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(13,476).

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	17.01	%(B)	16.09%	(19.27%)	35.69%	(9.41%)	5.24%

Net Assets, End of Period (thousands)	$10,915,874		$10,130,286	$9,760,139	$13,469,705	$12,870,255	$17,426,097
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.14%	0.14%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.15%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.16	%(C)	4.33%	4.79%	3.26%	3.25%	2.95%
Portfolio Turnover Rate	5	%(B)	12%	14%	14%	20%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $272 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2024, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$272

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$502,771	$1,296,622

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$123,700	$418,895	$461,391	$6	$4	$81,214	7,021	$3,138	—

Total	$123,700	$418,895	$461,391	$6	$4	$81,214	7,021	$3,138	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$8,988,424	$3,680,091	$(1,493,619)	$2,186,472

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$105,312

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$(3,217)	$(3,217)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$9,709	$9,709

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$324	$324

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Fund under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2024, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$563	$3,354	$(1,415)

J. Securities Lending:

As of April 30, 2024, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$488,531

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043024-001SI
00299851

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at

https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio III (2)
Actual Fund Return	$1,000.00	$1,175.40	0.24%	$1.30
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio III (2)
Actual Fund Return	$1,000.00	$1,207.60	0.14%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.17	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere in the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Companies
DFA International Value Portfolio III	100.0%
U.S. Large Cap Value Portfolio III	100.0%

4

DFA INTERNATIONAL VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,968,980,376

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$2,968,980,376

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

5

U.S. LARGE CAP VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,661,322,916

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,661,322,916

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Value Portfolio III	U.S. Large Cap Value Portfolio III
ASSETS:
Investments in Affiliated Investment Company at Value	$2,968,980	$3,661,323
Receivables:
Fund Shares Sold	466	856
Prepaid Expenses and Other Assets	19	22

Total Assets	2,969,465	3,662,201

LIABILITIES:
Payables:
Fund Shares Redeemed	3,188	4,620
Due to Advisor	24	30
Accrued Expenses and Other Liabilities	75	115

Total Liabilities	3,287	4,765

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$2,966,178	$3,657,436

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	164,133,939	120,917,317

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.07	$30.25

NET ASSETS CONSIST OF:
Paid-In Capital	$2,120,944	$1,671,966
Total Distributable Earnings (Loss)	845,234	1,985,470

NET ASSETS	$2,966,178	$3,657,436

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	700,000,000

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA International Value Portfolio III*	U.S. Large Cap Value Portfolio III*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $6,362 and $0, respectively)	$56,307	$44,619
Interest	243	389
Income from Securities Lending, Net	496	114
Expenses Allocated from Affiliated Investment Companies	(3,091)	(1,927)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	53,955	43,195

Fund Expenses
Investment Management Fees	3,054	1,988
Accounting & Transfer Agent Fees	229	257
Filing Fees	18	22
Shareholders’ Reports	36	37
Directors’/Trustees’ Fees & Expenses	10	12
Professional Fees	20	24
Other	7	8

Total Fund Expenses	3,374	2,348

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,910	1,810

Net Expenses	464	538

Net Investment Income (Loss)	53,491	42,657

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	36,291	285,851
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	373,392	338,773

Net Realized and Unrealized Gain (Loss)	409,683	624,624

Net Increase (Decrease) in Net Assets Resulting from Operations	$463,174	$667,281

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
***	Including foreign capital gain taxes of $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio III#		U.S. Large Cap Value Portfolio III#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$53,491	$124,037	$42,657	$81,776
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	36,291	(18,438)	285,851	265,451
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	373,392	339,801	338,773	(364,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	463,174	445,400	667,281	(17,592)

Distributions:
Institutional Class Shares	(47,982)	(118,709)	(163,009)	(198,972)
Capital Share Transactions (1):
Shares Issued	120,048	187,690	191,016	395,815
Shares Issued in Lieu of Cash Distributions	40,740	100,665	137,100	167,521
Shares Redeemed.	(280,704)	(525,355)	(448,781)	(618,003)

Net Increase (Decrease) from Capital Share Transactions	(119,916)	(237,000)	(120,665)	(54,667)

Total Increase (Decrease) in Net Assets	295,276	89,691	383,607	(271,231)
Net Assets
Beginning of Period	2,670,902	2,581,211	3,273,829	3,545,060

End of Period	$2,966,178	$2,670,902	$3,657,436	$3,273,829

(1) Shares Issued and Redeemed:
Shares Issued	7,012	11,718	6,568	14,382
Shares Issued in Lieu of Cash Distributions	2,398	6,243	4,857	6,080
Shares Redeemed	(16,158)	(32,458)	(15,355)	(22,312)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,748)	(14,497)	(3,930)	(1,850)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio III							U.S. Large Cap Value Portfolio III
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.63		$13.92	$16.95	$11.57	$14.66	$15.04	$26.22		$27.98	$30.93	$21.17	$25.23	$25.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.70	0.68	0.55	0.35	0.56	0.34		0.65	0.63	0.54	0.56	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	2.40		1.68	(2.99)	5.33	(3.07)	(0.09)	5.01		(0.83)	(1.65)	9.74	(3.33)	0.95

Total from Investment Operations	2.72		2.38	(2.31)	5.88	(2.72)	0.47	5.35		(0.18)	(1.02)	10.28	(2.77)	1.55

Less Distributions:
Net Investment Income	(0.28)		(0.67)	(0.72)	(0.50)	(0.37)	(0.51)	(0.29)		(0.59)	(0.57)	(0.52)	(0.51)	(0.54)
Net Realized Gains	—		—	—	—	—	(0.34)	(1.03)		(0.99)	(1.36)	—	(0.78)	(1.61)

Total Distributions	(0.28)		(0.67)	(0.72)	(0.50)	(0.37)	(0.85)	(1.32)		(1.58)	(1.93)	(0.52)	(1.29)	(2.15)

Net Asset Value, End of Period	$18.07		$15.63	$13.92	$16.95	$11.57	$14.66	$30.25		$26.22	$27.98	$30.93	$21.17	$25.23

Total Return	17.54	%(B)	17.03%	(13.87%)	51.07%	(18.72%)	3.50%	20.76	%(B)	(0.82%)	(3.47%)	48.78%	(11.43%)	7.12%

Net Assets, End of Period (thousands)	$2,966,178		$2,670,902	$2,581,211	$3,406,586	$2,542,236	$2,810,331	$3,657,436		$3,273,829	$3,545,060	$4,318,193	$3,303,651	$4,017,350
Ratio of Expenses to Average Net Assets (C)	0.24	%(D)	0.25%	0.24%	0.25%	0.25%	0.25%	0.14	%(D)	0.14%	0.13%	0.14%	0.14%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.44	%(D)	0.45%	0.44%	0.45%	0.45%	0.45%	0.24	%(D)	0.24%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.68	%(D)	4.31%	4.28%	3.48%	2.75%	3.88%	2.36	%(D)	2.35%	2.16%	1.89%	2.50%	2.47%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (the “Portfolios”), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III invest substantially all of their assets in The DFA International Value Series and The U.S. Large Cap Value Series (the “Series”), respectively, each a corresponding series of The DFA Investment Trust Company. As of April 30, 2024, DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III owned 24% and 13% of the total outstanding shares of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

11

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

During the six months ended April 30, 2024, the DFA International Value Portfolio III’s and U.S. Large Cap Value Portfolio III’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% and 0.11%, respectively, of each Portfolio’s average daily net assets.

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2024, each Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amounts in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Waived Fees
DFA International Value Portfolio III	0.21%	$2,910
U.S. Large Cap Value Portfolio III	0.11%	1,810

12

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $11 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio III	$24
U.S. Large Cap Value Portfolio III	37

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio III
2022	$135,865	—	—	$135,865
2023	118,709	—	—	118,709
U.S. Large Cap Value Portfolio III
2022	74,124	$187,093	—	261,217
2023	74,281	124,692	—	198,973

13

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio III	$(4,406)	—	$(4,406)
U.S. Large Cap Value Portfolio III	(7,439)	$(4,012)	(11,451)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio III	$30,383	—	$(73,663)	$473,336	$430,056
U.S. Large Cap Value Portfolio III	—	$127,598	—	1,353,663	1,481,261

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the following Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio III	$73,663	$73,663

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio III	$2,134,528	$849,979	—	$849,979
U.S. Large Cap Value Portfolio III	2,007,136	1,632,340	—	1,632,340

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

14

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2024.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

I. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio III	3	93%
U.S. Large Cap Value Portfolio III	4	94%

15

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” fund does not generally buy individual securities directly. Instead, the feeder fund invests in a corresponding “master” fund that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master fund’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,175.70	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

17

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,207.60	0.11%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

18

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL AND DOMESTIC EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.3%
Consumer Discretionary	13.2%
Consumer Staples	3.7%
Energy	15.4%
Financials	30.2%
Health Care	6.6%
Industrials	10.6%
Information Technology	1.6%
Materials	12.7%
Real Estate	2.0%
Utilities	0.7%

100.0%

The U.S. Large Cap Value Series
Communication Services	6.6%
Consumer Discretionary	5.5%
Consumer Staples	4.4%
Energy	14.4%
Financials	24.4%
Health Care	14.2%
Industrials	12.7%
Information Technology	9.1%
Materials	7.9%
Real Estate	0.4%
Utilities	0.4%

100.0%

19

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
ANZ Group Holdings Ltd.	3,720,839	$67,138,539	0.5%
National Australia Bank Ltd.	5,570,044	120,744,740	1.0%
Santos Ltd.	14,074,222	69,067,329	0.6%
Westpac Banking Corp.	5,237,352	86,973,266	0.7%
Woodside Energy Group Ltd.	3,761,716	67,398,682	0.5%
Other Securities		353,258,928	2.8%

TOTAL AUSTRALIA		764,581,484	6.1%

AUSTRIA — (0.1%)
Other Securities		10,364,334	0.1%

BELGIUM — (0.7%)
Other Securities		88,201,536	0.7%

CANADA — (10.2%)
Bank of Montreal	1,308,032	116,833,418	0.9%
# Bank of Nova Scotia	1,809,424	83,052,562	0.7%
Canadian Imperial Bank of Commerce	1,726,071	80,570,459	0.6%
Fairfax Financial Holdings Ltd.	96,097	104,477,784	0.8%
Manulife Financial Corp.	3,267,295	76,193,319	0.6%
Nutrien Ltd.	1,194,529	63,035,285	0.5%
Suncor Energy, Inc.	2,343,254	89,488,870	0.7%
Teck Resources Ltd., Class B	2,373,766	116,765,550	0.9%
# Toronto-Dominion Bank	1,259,832	74,733,234	0.6%
Other Securities		492,933,508	4.0%

TOTAL CANADA		1,298,083,989	10.3%

DENMARK — (2.6%)
Other Securities		333,225,955	2.7%

FINLAND — (0.7%)
Other Securities		90,445,884	0.7%

FRANCE — (10.9%)
BNP Paribas SA	1,245,833	89,652,462	0.7%
Cie de Saint-Gobain SA	1,944,950	153,811,784	1.2%
Cie Generale des Etablissements Michelin SCA	2,740,740	105,295,516	0.8%
Orange SA	7,524,383	83,748,511	0.7%
Publicis Groupe SA	572,887	63,216,237	0.5%
Sanofi SA	1,294,731	127,910,431	1.0%
TotalEnergies SE	6,761,803	490,898,501	3.9%
Other Securities		280,886,227	2.3%

TOTAL FRANCE		1,395,419,669	11.1%

GERMANY — (6.1%)
BASF SE	1,328,093	69,587,493	0.6%
Bayerische Motoren Werke AG	915,630	99,757,239	0.8%
Daimler Truck Holding AG	1,562,210	70,449,776	0.6%
Mercedes-Benz Group AG	2,408,921	182,212,921	1.4%

20

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$358,713,481	2.8%

TOTAL GERMANY		780,720,910	6.2%

HONG KONG — (1.2%)
Other Securities		151,695,444	1.2%

IRELAND — (0.2%)
Other Securities		28,993,455	0.2%

ISRAEL — (0.5%)
Other Securities		63,487,764	0.5%

ITALY — (2.7%)
# Stellantis NV	3,233,234	71,540,140	0.6%
UniCredit SpA	4,033,254	148,038,025	1.2%
Other Securities		124,255,029	0.9%

TOTAL ITALY		343,833,194	2.7%

JAPAN — (21.0%)
Honda Motor Co. Ltd.	10,142,400	115,395,936	0.9%
Mitsubishi Corp.	4,952,200	113,254,674	0.9%
Mitsubishi UFJ Financial Group, Inc.	10,604,650	105,636,637	0.8%
Sumitomo Mitsui Financial Group, Inc.	1,457,900	82,814,222	0.7%
Takeda Pharmaceutical Co. Ltd.	2,716,171	71,386,586	0.6%
Toyota Motor Corp.	4,626,850	105,531,855	0.8%
Other Securities		2,089,448,091	16.7%

TOTAL JAPAN		2,683,468,001	21.4%

NETHERLANDS — (3.8%)
ING Groep NV	4,971,616	78,602,570	0.6%
Koninklijke Ahold Delhaize NV	4,003,663	121,527,947	1.0%
Other Securities		284,920,138	2.3%

TOTAL NETHERLANDS		485,050,655	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,639,643	0.2%

NORWAY — (0.8%)
Other Securities		104,525,067	0.8%

PORTUGAL — (0.1%)
Other Securities		17,222,936	0.2%

SINGAPORE — (0.9%)
Other Securities		115,436,172	0.9%

SPAIN — (2.9%)
Banco Bilbao Vizcaya Argentaria SA	6,651,895	71,933,413	0.6%
# Banco Santander SA	33,828,020	164,594,695	1.3%
Banco Santander SA, Sponsored ADR	219,342	1,052,842	0.0%
Repsol SA	5,175,215	81,230,579	0.6%

21

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$55,639,770	0.5%

TOTAL SPAIN		374,451,299	3.0%

SWEDEN — (2.1%)
Other Securities		264,895,236	2.1%

SWITZERLAND — (9.5%)
Cie Financiere Richemont SA, Class A	787,983	108,920,549	0.9%
Holcim AG	895,794	74,984,857	0.6%
Lonza Group AG	120,322	66,416,929	0.5%
Novartis AG	1,526,421	148,150,570	1.2%
Novartis AG, Sponsored ADR	1,104,091	107,240,359	0.9%
UBS Group AG	5,916,152	155,377,485	1.2%
#* UBS Group AG	1,123,339	30,161,636	0.2%
Zurich Insurance Group AG	344,994	166,993,077	1.3%
Other Securities		361,262,905	2.9%

TOTAL SWITZERLAND		1,219,508,367	9.7%

UNITED KINGDOM — (12.1%)
Glencore PLC	12,728,997	74,064,434	0.6%
HSBC Holdings PLC	11,272,844	97,712,457	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,088,271	91,006,850	0.7%
Lloyds Banking Group PLC	129,529,683	83,596,212	0.7%
Shell PLC	307,658	10,936,810	0.1%
Shell PLC, ADR	8,324,491	596,533,025	4.7%
Other Securities		593,743,571	4.7%

TOTAL UNITED KINGDOM		1,547,593,359	12.3%

UNITED STATES — (0.2%)
Other Securities		26,693,766	0.2%

TOTAL COMMON STOCKS		12,206,538,119	97.2%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		95,497,709	0.7%

TOTAL INVESTMENT SECURITIES (Cost $9,614,807,124)		12,302,035,828

		Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	41,646,336	481,764,815	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $10,096,565,575)		$12,783,800,643	101.8%

22

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	435	06/21/24	$113,704,115	$110,207,250	$(3,496,865)

Total Futures Contracts			$113,704,115	$110,207,250	$(3,496,865)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$764,581,484	—	$764,581,484
Austria	—	10,364,334	—	10,364,334
Belgium	—	88,201,536	—	88,201,536
Canada	$1,298,083,989	—	—	1,298,083,989
Denmark	529,252	332,696,703	—	333,225,955
Finland	4,858,347	85,587,537	—	90,445,884
France	—	1,395,419,669	—	1,395,419,669
Germany	22,757,937	757,962,973	—	780,720,910
Hong Kong	—	151,695,444	—	151,695,444
Ireland	—	28,993,455	—	28,993,455
Israel	—	63,487,764	—	63,487,764
Italy	56,797,453	287,035,741	—	343,833,194
Japan	28,430,409	2,655,037,592	—	2,683,468,001
Netherlands	27,323,680	457,726,975	—	485,050,655
New Zealand	—	18,639,643	—	18,639,643
Norway	—	104,525,067	—	104,525,067
Portugal	—	17,222,936	—	17,222,936
Singapore	—	115,436,172	—	115,436,172
Spain	10,494,671	363,956,628	—	374,451,299
Sweden	40,760	264,854,476	—	264,895,236
Switzerland	153,513,235	1,065,995,132	—	1,219,508,367
United Kingdom	818,953,672	728,639,687	—	1,547,593,359
United States	18,518,632	8,175,134	—	26,693,766
Preferred Stocks
Germany	—	95,497,709	—	95,497,709
Securities Lending Collateral	—	481,764,815	—	481,764,815

Total Investments in Securities	$2,440,302,037	$10,343,498,606	—	$12,783,800,643

Financial Instruments
Liabilities
Futures Contracts**	(3,496,865)	—	—	(3,496,865)

Total Financial Instruments	$(3,496,865)	—	—	$(3,496,865)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

23

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (6.5%)
AT&T, Inc.	17,424,096	$294,292,981	1.1%
Comcast Corp., Class A	12,257,215	467,122,464	1.7%
T-Mobile U.S., Inc.	1,545,488	253,722,765	0.9%
Verizon Communications, Inc.	10,105,721	399,074,922	1.5%
Other Securities		393,524,347	1.3%

TOTAL COMMUNICATION SERVICES		1,807,737,479	6.5%

CONSUMER DISCRETIONARY — (5.4%)
DR Horton, Inc.	1,755,869	250,193,774	0.9%
General Motors Co.	4,264,358	189,891,862	0.7%
PulteGroup, Inc.	1,754,546	195,491,515	0.7%
Other Securities		876,035,257	3.2%

TOTAL CONSUMER DISCRETIONARY		1,511,612,408	5.5%

CONSUMER STAPLES — (4.3%)
Kroger Co.	3,625,116	200,758,924	0.7%
Mondelez International, Inc., Class A	3,101,723	223,137,953	0.8%
Other Securities		778,572,924	2.8%

TOTAL CONSUMER STAPLES		1,202,469,801	4.3%

ENERGY — (14.1%)
Chevron Corp.	4,492,046	724,432,258	2.6%
ConocoPhillips	3,086,998	387,788,689	1.4%
Exxon Mobil Corp.	10,898,924	1,289,015,690	4.6%
Marathon Petroleum Corp.	1,036,074	188,275,367	0.7%
Other Securities		1,359,262,853	5.0%

TOTAL ENERGY		3,948,774,857	14.3%

FINANCIALS — (24.0%)
Bank of America Corp.	7,565,186	279,987,571	1.0%
* Berkshire Hathaway, Inc., Class B	1,791,259	710,646,183	2.6%
Capital One Financial Corp.	1,477,562	211,926,718	0.8%
Chubb Ltd.	623,230	154,959,907	0.6%
Goldman Sachs Group, Inc.	742,023	316,628,634	1.1%
Hartford Financial Services Group, Inc.	1,920,130	186,041,396	0.7%
JPMorgan Chase & Co.	7,413,686	1,421,500,154	5.1%
Morgan Stanley	2,664,369	242,031,280	0.9%
Travelers Cos., Inc.	1,031,317	218,804,215	0.8%
Wells Fargo & Co.	5,729,127	339,851,814	1.2%
Other Securities		2,618,576,108	9.4%

TOTAL FINANCIALS		6,700,953,980	24.2%

HEALTH CARE — (14.0%)
Bristol-Myers Squibb Co.	4,798,749	210,857,031	0.8%
Cigna Group	835,431	298,282,284	1.1%
CVS Health Corp.	3,020,719	204,532,883	0.7%
Danaher Corp.	1,108,364	273,344,730	1.0%
Elevance Health, Inc.	643,604	340,196,202	1.2%

24

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	2,415,847	$157,513,224	0.6%
Medtronic PLC	2,123,614	170,398,787	0.6%
Pfizer, Inc.	13,412,147	343,619,206	1.2%
* Regeneron Pharmaceuticals, Inc.	180,242	160,534,340	0.6%
Thermo Fisher Scientific, Inc.	370,154	210,513,983	0.8%
UnitedHealth Group, Inc.	424,475	205,318,557	0.7%
Other Securities		1,333,440,290	4.8%

TOTAL HEALTH CARE		3,908,551,517	14.1%

INDUSTRIALS — (12.5%)
Cummins, Inc.	618,184	174,630,798	0.6%
FedEx Corp.	613,891	160,704,386	0.6%
Norfolk Southern Corp.	677,854	156,123,333	0.6%
PACCAR, Inc.	2,024,474	214,816,936	0.8%
RTX Corp.	2,051,769	208,295,589	0.8%
Other Securities		2,561,609,394	9.1%

TOTAL INDUSTRIALS		3,476,180,436	12.5%

INFORMATION TECHNOLOGY — (9.0%)
Analog Devices, Inc.	1,159,653	232,637,988	0.8%
Cisco Systems, Inc.	6,281,401	295,100,219	1.1%
Intel Corp.	6,735,002	205,215,511	0.8%
Micron Technology, Inc.	1,553,715	175,507,646	0.6%
Salesforce, Inc.	579,386	155,820,071	0.6%
TE Connectivity Ltd.	1,310,687	185,435,997	0.7%
Other Securities		1,249,215,297	4.4%

TOTAL INFORMATION TECHNOLOGY		2,498,932,729	9.0%

MATERIALS — (7.7%)
Dow, Inc.	3,111,074	177,020,111	0.6%
Freeport-McMoRan, Inc.	4,433,625	221,415,233	0.8%
Nucor Corp.	1,548,608	260,986,906	1.0%
Steel Dynamics, Inc.	1,332,790	173,422,635	0.6%
Other Securities		1,327,738,271	4.8%

TOTAL MATERIALS		2,160,583,156	7.8%

REAL ESTATE — (0.4%)
Other Securities		109,922,778	0.4%

UTILITIES — (0.4%)
Other Securities		110,144,733	0.4%

TOTAL COMMON STOCKS (Cost $16,349,905,379)		27,435,863,874	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	253,789,454	253,789,454	0.9%

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	19,052,700	220,401,630	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $16,824,095,969)		$27,910,054,958	100.7%

25

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of April 30, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	775	06/21/24	$202,824,226	$196,346,250	$(6,477,976)

Total Futures Contracts			$202,824,226	$196,346,250	$(6,477,976)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,807,683,605	$53,874	—	$1,807,737,479
Consumer Discretionary	1,511,612,408	—	—	1,511,612,408
Consumer Staples	1,202,469,801	—	—	1,202,469,801
Energy	3,948,774,857	—	—	3,948,774,857
Financials	6,700,953,980	—	—	6,700,953,980
Health Care	3,908,551,517	—	—	3,908,551,517
Industrials	3,476,180,436	—	—	3,476,180,436
Information Technology	2,498,932,729	—	—	2,498,932,729
Materials	2,160,583,156	—	—	2,160,583,156
Real Estate	109,922,778	—	—	109,922,778
Utilities	110,144,733	—	—	110,144,733
Temporary Cash Investments	253,789,454	—	—	253,789,454
Securities Lending Collateral	—	220,401,630	—	220,401,630

Total Investments in Securities	$27,689,599,454	$220,455,504	—	$27,910,054,958

Financial Instruments
Liabilities
Futures Contracts**	(6,477,976)	—	—	(6,477,976)

Total Financial Instruments	$(6,477,976)	—	—	$(6,477,976)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

26

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $500,677 and $256,876 of securities on loan, respectively)	$12,302,036	$27,435,864
Temporary Cash Investments at Value & Cost	—	253,789
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $481,758 and $220,401, respectively)	481,765	220,402
Segregated Cash for Futures Contracts	5,133	9,145
Foreign Currencies at Value	15,170	—
Cash	118,396	—
Receivables:
Investment Securities Sold	11,775	15,982
Dividends, Interest and Tax Reclaims	132,848	31,443
Securities Lending Income	803	25
Unrealized Gain on Foreign Currency Contracts	3	—
Prepaid Expenses and Other Assets	2	4

Total Assets	13,067,931	27,966,654

LIABILITIES:
Payables:
Due to Custodian	—	4,581
Upon Return of Securities Loaned	481,646	220,740
Investment Securities Purchased	19,179	9,641
Due to Advisor	2,100	2,343
Futures Margin Variation	1,740	3,100
Unrealized Loss on Foreign Currency Contracts	52	—
Accrued Expenses and Other Liabilities	597	798

Total Liabilities	505,314	241,203

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,562,617	$27,725,451

Investment Securities at Cost	$9,614,807	$16,349,905

Foreign Currencies at Cost	$15,361	$—

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

27

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $27,018 and $0, respectively)	$240,715	$339,114
Income from Securities Lending, Net	2,118	857

Total Investment Income	242,833	339,971

Expenses
Investment Management Fees	12,425	13,623
Accounting & Transfer Agent Fees	126	262
Custodian Fees	292	125
Shareholders’ Reports	22	36
Directors’/Trustees’ Fees & Expenses	43	94
Professional Fees	93	157
Other	197	209

Total Expenses	13,198	14,506

Net Expenses	13,198	14,506

Net Investment Income (Loss)	229,635	325,465

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	63,834	46,783
Affiliated Investment Companies Shares Sold	5	(23)
Futures	13,675	36,338
Foreign Currency Transactions	2,777	—
In-Kind Redemptions	79,168	1,715,753
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,610,140	2,897,358
Affiliated Investment Companies Shares	7	1
Futures	960	(4,304)
Translation of Foreign Currency-Denominated Amounts	(949)	—

Net Realized and Unrealized Gain (Loss)	1,769,617	4,691,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,999,252	$5,017,371

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
***	Including foreign capital gain taxes of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

28

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$229,635	$521,529	$325,465	$632,594
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	63,834	(82,311)	46,783	522,447
Affiliated Investment Companies Shares Sold	5	40	(23)	39
Futures	13,675	13,590	36,338	10,766
Foreign Currency Transactions	2,777	(3,403)	—	—
In-Kind Redemptions	79,168	—	1,715,753	1,015,486
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,610,140	1,357,100	2,897,358	(2,315,132)
Affiliated Investment Companies Shares	7	193	1	139
Futures	960	(9,976)	(4,304)	5,492
Translation of Foreign Currency-Denominated Amounts	(949)	3,266	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,999,252	1,800,028	5,017,371	(128,169)

Transactions in Interest:
Contributions	233,188	250,078	2,198,396	1,697,787
Withdrawals	(1,111,596)	(1,135,466)	(4,138,295)	(3,967,620)

Net Increase (Decrease) from Transactions in Interest	(878,408)	(885,388)	(1,939,899)	(2,269,833)

Total Increase (Decrease) in Net Assets	1,120,844	914,640	3,077,472	(2,398,002)
Net Assets
Beginning of Period	11,441,773	10,527,133	24,647,979	27,045,981

End of Period	$12,562,617	$11,441,773	$27,725,451	$24,647,979

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

29

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	17.57	%(B)	17.00%	(13.82%)	51.09%	(18.68%)	3.60%

Net Assets, End of Period (thousands)	$12,562,617		$11,441,773	$10,527,133	$12,297,493	$9,481,550	$12,420,850
Ratio of Expenses to Average Net Assets	0.21	%(D)	0.21%	0.21%	0.22%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(D)	0.21%	0.21%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.70	%(D)	4.34%	4.36%	3.50%	2.77%	3.92%
Portfolio Turnover Rate	6	%(B)	13%	15%	9%	12%	16%

See accompanying Notes to Financial Statements.

30

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	20.76	%(B)	(0.78%)	(3.45%)	48.85%	(11.42%)	7.15%

Net Assets, End of Period (thousands)	$27,725,451		$24,647,979	$27,045,981	$29,820,643	$22,154,405	$29,929,678
Ratio of Expenses to Average Net Assets	0.11	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.39	%(D)	2.38%	2.20%	1.92%	2.53%	2.50%
Portfolio Turnover Rate	4	%(B)	13%	10%	10%	4%	10%

See accompanying Notes to Financial Statements.

31

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten portfolios, two of which, The DFA International Value Series and The U.S. Large Cap Value Series (the “Series”), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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The DFA International Value Series (the “International Series”) will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Series’ shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on International Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

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The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2024, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of the average daily net assets for The DFA International Value Series and The U.S. Large Cap Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amounts paid by the Trust to the CCO was $21 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$141
The U.S. Large Cap Value Series	179

34

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Other Investment Securities
	Purchases	Sales
The DFA International Value Series	$689,611	$1,213,954
The U.S. Large Cap Value Series	2,189,097	1,149,893

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

Total	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$190,203	$1,862,203	$1,831,982	$(23)	$1	$220,402	19,053	$6,197	—

Total	$190,203	$1,862,203	$1,831,982	$(23)	$1	$220,402	19,053	$6,197	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,157,970	$3,307,039	$(619,804)	$2,687,235
The U.S. Large Cap Value Series	16,801,083	11,441,437	(355,478)	11,085,959

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

35

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series are not aware of any tax positions for which it is reasonably possible than the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by a Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$120,429
The U.S. Large Cap Value Series	192,643

*	Average Notional Value of futures contracts.

36

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
The DFA International Value Series	$(3,497)	$(3,497)
The U.S. Large Cap Value Series	(6,478)	(6,478)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$13,675	$13,675
The U.S. Large Cap Value Series	36,338	36,338

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$960	$960
The U.S. Large Cap Value Series	(4,304)	(4,304)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

37

For the six months ended April 30, 2024, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	6.08%	$1,658	10	$3	$3,809	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the following Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	Borrower	5.69%	$51,243	4	$32	$51,243	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$152,440	$70,473	$4,988
The U.S. Large Cap Value Series	178,150	221,300	1,743

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J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, each Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$63,165
The U.S. Large Cap Value Series	47,130

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

39

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The DFA International Value Series	$79,168
The U.S. Large Cap Value Series	1,715,753

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Redemption Service:

The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a feeder fund and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the feeder fund’s Prospectus. If a fund is part of a “master-feeder” structure, then the “feeder” fund does not generally buy individual securities directly. Instead, the feeder fund invests in a corresponding “master” fund that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master fund’s financial statements. Purchases and redemptions of a feeder fund’s shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.

40

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

41

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

42

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

43

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

44

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio or series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

45

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

46

DFA043024-008S 00299858

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
Emerging Markets Portfolio II(2)
Actual Fund Return	$1,000.00	$1,150.10	0.36%	$1.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Company
Emerging Markets Portfolio II	100.0%

3

EMERGING MARKETS PORTFOLIO II

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$57,899,271

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$57,899,271

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

4

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Emerging Markets Portfolio II
ASSETS:
Investment in Affiliated Investment Company at Value	$57,899
Prepaid Expenses and Other Assets	7

Total Assets	57,906

LIABILITIES:
Payables:
Fund Shares Redeemed	30
Due to Advisor	7
Accrued Expenses and Other Liabilities	6

Total Liabilities	43

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$57,863

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	3,253,498

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.78

NET ASSETS CONSIST OF:
Paid-In Capital	$8,667
Total Distributable Earnings (Loss)	49,196

NET ASSETS	$57,863

(1) NUMBER OF SHARES AUTHORIZED.	300,000,000

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Emerging Markets Portfolio II*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $74)	$595
Interest	5
Income from Securities Lending, Net	20
Expenses Allocated from Affiliated Investment Companies	(41)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	579

Fund Expenses
Investment Management Fees	69
Accounting & Transfer Agent Fees	2
Filing Fees	10
Shareholders’ Reports	5
Other	1

Total Fund Expenses	87

Fees Waived, Expenses Reimbursed by Advisor (Note C)	28

Net Expenses	59

Net Investment Income (Loss)	520

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	1,137
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	5,909

Net Realized and Unrealized Gain (Loss)	7,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,566

**	Net of foreign capital gain taxes withheld of $44.
***	Including foreign capital gain taxes of $(229).
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio II#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$520	$1,757
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	1,137	(147)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	5,909	5,238

Net Increase (Decrease) in Net Assets Resulting from Operations	7,566	6,848

Distributions:
Institutional Class Shares	(2,075)	(4,706)
Capital Share Transactions (1):
Shares Issued	3,982	3,673
Shares Issued in Lieu of Cash Distributions	2,075	4,706
Shares Redeemed	(4,223)	(9,904)

Net Increase (Decrease) from Capital Share Transactions	1,834	(1,525)

Total Increase (Decrease) in Net Assets	7,325	617
Net Assets
Beginning of Period	50,538	49,921

End of Period	$57,863	$50,538

(1) Shares Issued and Redeemed:
Shares Issued	231	222
Shares Issued in Lieu of Cash Distributions	125	291
Shares Redeemed	(246)	(585)

Net Increase (Decrease) from Shares Issued and Redeemed	110	(72)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $44.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $71.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(229). ****Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(31).
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio II
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$16.08		$15.52	$25.06	$23.02	$25.30	$24.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.53	0.60	0.58	0.47	0.69
Net Gains (Losses) on Securities (Realized and Unrealized)	2.20		1.51	(6.11)	4.33	0.23	1.87

Total from Investment Operations	2.36		2.04	(5.51)	4.91	0.70	2.56

Less Distributions:
Net Investment Income	(0.66)		(0.70)	(0.70)	(0.45)	(0.98)	(0.73)
Net Realized Gains	—		(0.78)	(3.33)	(2.42)	(2.00)	(1.24)

Total Distributions	(0.66)		(1.48)	(4.03)	(2.87)	(2.98)	(1.97)

Net Asset Value, End of Period	$17.78		$16.08	$15.52	$25.06	$23.02	$25.30

Total Return	15.01	%(B)	13.08%	(25.97%)	21.99%	2.45%	11.14%

Net Assets, End of Period (thousands)	$57,863		$50,538	$49,921	$80,574	$66,759	$66,417
Ratio of Expenses to Average Net Assets	0.36	%(C)	0.34%	0.37%	0.34%	0.36%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.46	%(C)	0.44%	0.47%	0.44%	0.46%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.89	%(C)	3.13%	3.05%	2.28%	2.12%	2.79%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, Emerging Markets Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The Emerging Markets Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2024, the Portfolio owned 1% of the total outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the Portfolio in other investment companies (such as the Master Fund) are valued at its daily net asset value as reported by its administrator. The Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

9

Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2024 the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of the Portfolio’s average daily net assets. Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2024, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Waived Fees
Emerging Markets Portfolio II	0.25%	$28

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $11 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

10

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Emerging Markets Portfolio II	$3

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio II
2022	$2,520	$10,248	—	$12,768
2023	2,211	2,495	—	4,706

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Portfolio II	$1,910	—	$(214)	$41,928	$43,624

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Emerging Markets Portfolio II	$214	$214

11

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Portfolio II	$9,365	$49,820	—	$49,820

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2024.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

12

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

I. Other:

As of April 30, 2024, one shareholder held 100% of the outstanding shares of the Portfolio. The one shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

13

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,151.90	0.15%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

14

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIO

The Emerging Markets Series
Communication Services	8.2%
Consumer Discretionary	12.0%
Consumer Staples	5.9%
Energy	5.8%
Financials	21.8%
Health Care	3.9%
Industrials	8.7%
Information Technology	20.5%
Materials	8.7%
Real Estate	1.8%
Utilities	2.7%

100.0%

15

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.1%)
	BRAZIL — (3.5%)
	Petroleo Brasileiro SA	2,733,556	$23,299,925	0.5%
#	Petroleo Brasileiro SA, Sponsored ADR	511,889	8,251,651	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	216,306	3,670,713	0.1%
	Vale SA	1,665,412	20,298,867	0.4%
	Other Securities		120,469,871	2.3%

	TOTAL BRAZIL		175,991,027	3.5%

	CHILE — (0.4%)
	Other Securities		22,482,792	0.4%

	CHINA — (23.6%)
	Alibaba Group Holding Ltd.	3,987,600	37,336,141	0.8%
	Alibaba Group Holding Ltd., Sponsored ADR	526,727	39,425,516	0.8%
*	Baidu, Inc., Class A	1,754,700	22,733,155	0.5%
	Bank of China Ltd., Class H	43,912,181	19,694,176	0.4%
	BYD Co. Ltd., Class H	533,886	14,635,186	0.3%
	China Construction Bank Corp., Class H	53,612,590	34,686,846	0.7%
	China Resources Land Ltd.	3,576,166	12,859,304	0.3%
	CSPC Pharmaceutical Group Ltd.	15,439,200	12,677,619	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	29,524,185	15,831,696	0.3%
	JD.com, Inc., Class A	1,229,171	17,710,351	0.4%
	Kweichow Moutai Co. Ltd., Class A	54,793	12,846,395	0.3%
*Ω	Meituan, Class B	1,455,540	19,874,712	0.4%
	NetEase, Inc., ADR	176,951	16,539,610	0.4%
*	PDD Holdings, Inc., ADR	305,910	38,293,814	0.8%
	PetroChina Co. Ltd., Class H	17,336,000	16,152,663	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	4,750,000	21,527,378	0.5%
	Tencent Holdings Ltd.	3,804,300	166,944,791	3.3%
*	Trip.com Group Ltd., ADR	308,669	14,896,366	0.3%
*Ω	Xiaomi Corp., Class B	7,785,800	16,972,469	0.4%
	Other Securities		647,435,522	12.3%

	TOTAL CHINA		1,199,073,710	23.8%

	COLOMBIA — (0.1%)
	Other Securities		4,250,822	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,173,508	0.2%

	EGYPT — (0.0%)
	Other Securities		2,469,822	0.0%

	GREECE — (0.5%)
	Other Securities		26,717,250	0.5%

	HUNGARY — (0.2%)
	Other Securities		12,920,239	0.3%

	INDIA — (18.9%)
	Axis Bank Ltd	1,498,371	20,852,507	0.4%

16

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	1,430,688	$22,683,576	0.5%
HDFC Bank Ltd.	1,427,372	25,842,611	0.5%
ICICI Bank Ltd.	1,737,136	23,932,786	0.5%
ICICI Bank Ltd., Sponsored ADR	649,989	17,894,183	0.4%
Infosys Ltd.	1,736,871	29,351,000	0.6%
Larsen & Toubro Ltd.	363,308	15,606,914	0.3%
Mahindra & Mahindra Ltd.	902,395	23,314,593	0.5%
Reliance Industries Ltd.	1,388,901	48,723,112	1.0%
Tata Consultancy Services Ltd.	522,408	23,863,342	0.5%
Tata Motors Ltd.	1,134,022	13,676,591	0.3%
Tata Steel Ltd.	6,638,101	13,065,080	0.3%
Other Securities		679,292,862	13.3%

TOTAL INDIA		958,099,157	19.1%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	28,212,600	16,963,792	0.4%
Other Securities		70,479,751	1.3%

TOTAL INDONESIA		87,443,543	1.7%

KUWAIT — (0.6%)
Other Securities		28,283,200	0.6%

MALAYSIA — (1.6%)
Other Securities		78,945,829	1.6%

MEXICO — (2.3%)
Grupo Financiero Banorte SAB de CV, Class O	1,340,021	13,291,675	0.3%
Other Securities		105,163,703	2.1%

TOTAL MEXICO		118,455,378	2.4%

PERU — (0.1%)
Other Securities		6,212,361	0.1%

PHILIPPINES — (0.7%)
Other Securities		35,090,843	0.7%

POLAND — (1.1%)
Other Securities		53,937,540	1.1%

QATAR — (0.8%)
Other Securities		39,108,137	0.8%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	1,034,714	22,007,599	0.4%
Saudi National Bank	1,360,188	13,616,102	0.3%
Saudi Telecom Co.	1,342,689	13,472,915	0.3%
Other Securities		143,806,648	2.8%

TOTAL SAUDI ARABIA		192,903,264	3.8%

SOUTH AFRICA — (2.6%)
Other Securities		130,376,195	2.6%

17

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.5%)
Hana Financial Group, Inc.	460,124	$19,406,561	0.4%
Hyundai Motor Co.	110,675	19,907,764	0.4%
KB Financial Group, Inc.	299,828	16,261,721	0.3%
Kia Corp.	207,178	17,552,652	0.4%
Samsung Electronics Co. Ltd.	2,535,224	140,924,579	2.8%
Shinhan Financial Group Co. Ltd.	476,184	15,998,503	0.3%
SK Hynix, Inc.	153,536	18,947,201	0.4%
Other Securities		384,485,447	7.6%

TOTAL SOUTH KOREA		633,484,428	12.6%

TAIWAN — (18.5%)
Hon Hai Precision Industry Co. Ltd.	5,740,322	27,325,926	0.5%
MediaTek, Inc.	759,995	22,914,738	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	325,654,405	6.5%
Other Securities		562,554,612	11.2%

TOTAL TAIWAN		938,449,681	18.7%

THAILAND — (1.8%)
Other Securities		89,897,423	1.8%

TURKEY — (1.0%)
Other Securities		49,373,545	1.0%

UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	6,568,802	14,688,468	0.3%
Other Securities		61,426,224	1.2%

TOTAL UNITED ARAB EMIRATES		76,114,692	1.5%

UNITED KINGDOM — (0.1%)
Other Security		5,591,214	0.1%

TOTAL COMMON STOCKS		4,973,845,600	99.0%

PREFERRED STOCKS — (1.0%)

BRAZIL — (1.0%)
Petroleo Brasileiro SA , 8.432%	2,968,647	24,023,138	0.5%
Other Securities		26,518,097	0.5%

TOTAL BRAZIL		50,541,235	1.0%

CHILE — (0.0%)
Other Security		662,411	0.0%

COLOMBIA — (0.0%)
Other Securities		551,785	0.0%

SOUTH KOREA — (0.0%)
Other Security		6,200	0.0%

TOTAL PREFERRED STOCKS		51,761,631	1.0%

TOTAL INVESTMENT SECURITIES
(Cost $3,029,391,388)		5,025,607,231

18

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	4,082,518	$47,226,566	0.9%

TOTAL INVESTMENTS — (100.0%) (Cost $3,076,617,556)		$5,072,833,797	100.9%

As of April 30, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,781,921	$34,962,300	$180,379

Total Futures Contracts			$34,781,921	$34,962,300	$180,379

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$175,991,027	—	—	$175,991,027
Chile	7,880,419	$14,602,373	—	22,482,792
China	147,881,421	1,051,192,289	—	1,199,073,710
Colombia	4,168,574	82,248	—	4,250,822
Czech Republic	—	8,173,508	—	8,173,508
Egypt	181,307	2,288,515	—	2,469,822
Greece	—	26,717,250	—	26,717,250
Hungary	—	12,920,239	—	12,920,239
India	30,937,677	926,195,588	$965,892	958,099,157
Indonesia	—	87,443,543	—	87,443,543
Kuwait	25,092,585	3,190,615	—	28,283,200
Malaysia	—	78,945,829	—	78,945,829
Mexico	118,455,378	—	—	118,455,378
Peru	6,212,361	—	—	6,212,361
Philippines	—	35,090,843	—	35,090,843
Poland	—	53,937,540	—	53,937,540
Qatar	—	39,108,137	—	39,108,137
Saudi Arabia	—	192,903,264	—	192,903,264
South Africa	15,154,102	115,222,093	—	130,376,195
South Korea	4,042,854	629,441,574	—	633,484,428
Taiwan	4,191,881	934,257,800	—	938,449,681
Thailand	81,431,539	8,465,884	—	89,897,423
Turkey	—	49,373,545	—	49,373,545
United Arab Emirates	—	76,114,692	—	76,114,692
United Kingdom	5,591,214	—	—	5,591,214
Preferred Stocks
Brazil	50,541,235	—	—	50,541,235
Chile	—	662,411	—	662,411
Colombia	551,785	—	—	551,785

19

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$6,200	—	$6,200
Securities Lending Collateral	—	47,226,566	—	47,226,566

Total Investments in Securities	$678,305,359	$4,393,562,546	$965,892<>	$5,072,833,797

Financial Instruments Assets
Futures Contracts**	$180,379	—	—	180,379

Total Financial Instruments	$180,379	—	—	$180,379

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

The Emerging
Markets
Series*
ASSETS:
Investment Securities at Value (including $160,574 of securities on loan, respectively)	$5,025,607
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $47,226)	47,227
Segregated Cash for Futures Contracts	1,628
Foreign Currencies at Value	21,265
Cash	29,266
Receivables:
Investment Securities Sold	5,180
Dividends, Interest and Tax Reclaims	7,481
Securities Lending Income	374
Prepaid Expenses and Other Assets	1

Total Assets	5,138,029

LIABILITIES:
Payables:
Upon Return of Securities Loaned	47,284
Investment Securities Purchased	2,701
Due to Advisor	406
Futures Margin Variation	552
Deferred Taxes Payable	59,214
Accrued Expenses and Other Liabilities	858

Total Liabilities	111,015

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,027,014

Investment Securities at Cost	$3,029,391

Foreign Currencies at Cost	$21,367

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

21

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

The Emerging
Markets
Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,374)	$51,868
Income from Securities Lending, Net	1,694

Total Investment Income	53,562

Expenses
Investment Management Fees	2,381
Accounting & Transfer Agent Fees	52
Custodian Fees	934
Shareholders’ Reports	14
Directors’/Trustees’ Fees & Expenses	17
Professional Fees	62
Other	66

Total Expenses	3,526

Net Expenses	3,526

Net Investment Income (Loss)	50,036

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	15,495
Affiliated Investment Companies Shares Sold	5
Futures	2,607
Foreign Currency Transactions	(743)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	594,030
Affiliated Investment Companies Shares	1
Futures	2,190
Translation of Foreign Currency-Denominated Amounts	(70)

Net Realized and Unrealized Gain (Loss)	613,515

Net Increase (Decrease) in Net Assets Resulting from Operations	$663,551

**	Net of foreign capital gain taxes withheld of $3,823.
***	Including foreign capital gain taxes of $(19,728).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

22

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,036	$151,343
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	15,495	(74,176)
Affiliated Investment Companies Shares Sold	5	(7)
Futures	2,607	1,925
Foreign Currency Transactions	(743)	(1,157)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	594,030	447,867
Affiliated Investment Companies Shares	1	35
Futures	2,190	140
Translation of Foreign Currency-Denominated Amounts	(70)	(15)

Net Increase (Decrease) in Net Assets Resulting from Operations	663,551	525,955

Transactions in Interest:
Contributions	145,735	213,807
Withdrawals	(161,267)	(353,195)

Net Increase (Decrease) from Transactions in Interest	(15,532)	(139,388)

Total Increase (Decrease) in Net Assets	648,019	386,567
Net Assets
Beginning of Period	4,378,995	3,992,428

End of Period	$5,027,014	$4,378,995

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,823.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,865.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,728).
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,454).

See accompanying Notes to Financial Statements.

23

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Total Return	15.19	%(B)	13.27%	(25.79%)	22.22%	2.67%	11.40%
Net Assets, End of Period (thousands)	$5,027,014		$4,378,995	$3,992,428	$6,309,330	$5,724,325	$6,034,162
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.15%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.16%	0.15%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.10	%(C)	3.32%	3.26%	2.42%	2.38%	3.04%
Portfolio Turnover Rate	8	%(B)	14%	10%	19%	22%	9%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

24

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of (the “1940 Act”). The Trust consists of ten portfolios, one of which, The Emerging Markets Series (the “Series”), is presented in this section of the report. The remaining portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

25

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series’ shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Series enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred

26

compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amount paid by the Trust to the CCO was $21 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The Emerging Markets Series	$57

27

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Other Investment Securities
	Purchases	Sales
The Emerging Markets Series	$412,429	$385,654

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

Total	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series	$3,146,315	$2,296,981	$(300,764)	$1,996,217

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is reasonably possible than the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

28

G. Financial Instruments:

In accordance with the Series’ investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
The Emerging Markets Series	$33,229

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Equity Contracts*,(1)
The Emerging Markets Series	$180	$180

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

29

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts(1)
The Emerging Markets Series	$2,607	$2,607

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts(2)
The Emerging Markets Series	$2,190	$2,190

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

30

agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Emerging Markets Series	$1,240	$782	$(98)

J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The Emerging Markets Series	$125,789

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

31

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

33

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

34

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

35

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for Emerging Markets Portfolio II and The Emerging Markets Series (collectively, the “Funds”) and the sub-advisory agreements for The Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The Emerging Markets Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

36

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

37

DFA043024-009S
00299859

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Targeted Credit Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Global Core Plus Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Investment Grade Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Diversified Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA LTIP Portfolio

DFA Short-Term Government Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Intermediate-Term Extended Quality Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
3M Swap	Three Month Swap
EURIBOR	Euro Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2024.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,028.00	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.22	0.13%	$0.65

DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,028.50	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,032.50	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,027.70	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,056.50	0.19%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$1,027.30	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,035.70	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,032.10	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,074.60	0.21%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$1,035.90	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01

DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,071.90	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$1,056.70	0.19%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$1,033.40	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$1,061.60	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,037.30	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,038.70	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$1,070.90	0.29%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

6

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Basic Materials	3.1%
Communications	0.1%
Consumer, Cyclical	3.9%
Financials	55.7%
Foreign Government	1.2%
Technology	1.9%
U.S. Government	32.8%
Utilities	1.3%

100.0%

DFA Two-Year Global Fixed Income
Portfolio
Basic Materials	2.9%
Communications	0.1%
Consumer, Cyclical	2.8%
Consumer, Non-cyclical	0.2%
Energy	0.3%
Financials	47.1%
Foreign Government	10.5%
Supranational	7.7%
Technology	0.6%
U.S. Government	27.8%

100.0%

DFA Selectively Hedged Global Fixed
Income Portfolio
Basic Materials	3.2%
Communications	3.6%
Consumer, Cyclical	6.4%
Consumer, Non-cyclical	6.4%
Energy	4.7%
Financials	40.8%
Foreign Government	5.2%
Industrials	5.9%
Supranational	5.2%
Technology	2.4%
U.S. Government	11.1%
Utilities	5.1%

100.0%

DFA Five-Year Global Fixed Income
Portfolio
Consumer, Cyclical	2.0%
Consumer, Non-cyclical	0.2%
Energy	0.9%
Financials	46.4%
Foreign Government	16.5%
Industrial	0.1%
Supranational	9.1%
Technology	2.6%
U.S. Government	19.0%
Utilities	3.2%

100.0%

DFA World ex U.S. Government Fixed
Income Portfolio
Energy	2.9%
Financials	9.9%
Foreign Government	70.1%
Industrials	2.7%
Supranational	11.9%
U.S. Government	2.5%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

DFA Intermediate Government Fixed
Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality
Portfolio
Basic Materials	2.9%
Communications	2.9%
Consumer, Cyclical	7.8%
Consumer, Non-cyclical	6.4%
Energy	3.9%
Financials	38.4%
Foreign Government	4.4%
Industrials	5.6%
Supranational	7.3%
Technology	3.7%
U.S. Government	11.5%
Utilities	5.2%

100.0%

DFA Intermediate-Term Extended Quality
Portfolio
Basic Materials	6.0%
Communications	5.7%
Consumer, Cyclical	6.0%
Consumer, Non-cyclical	11.2%
Energy	7.8%
Financials	36.6%
Foreign Government	1.6%
Industrials	8.1%
Supranational	1.3%
Technology	6.4%
U.S. Government	4.3%
Utilities	5.0%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	5.0%
Communications	3.4%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	12.9%
Energy	3.3%
Financials	38.3%
Foreign Government	0.2%
Industrials	9.3%
Technology	4.1%
U.S. Government	6.0%
Utilities	5.6%

100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Global Core Plus Fixed Income
Portfolio
Basic Materials	3.2%
Communications	4.8%
Consumer, Cyclical	6.9%
Consumer, Non-cyclical	6.9%
Energy	4.1%
Financials	25.4%
Foreign Government	17.2%
Industrials	5.4%
Mortgage Securities	8.8%
Supranational	2.0%
Technology	5.0%
U.S. Government	7.9%
Utilities	2.4%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.7%
Communications	3.0%
Consumer, Cyclical	3.0%
Consumer, Non-cyclical	8.0%
Energy	2.9%
Financials	20.3%
Foreign Government	2.7%
Industrials	3.4%
Supranational	0.7%
Technology	2.8%
U.S. Government	49.1%
Utilities	2.4%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.2%
U.S. Government	19.8%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities
Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	3.2%
Communications	1.7%
Consumer, Cyclical	8.1%
Consumer, Non-cyclical	5.3%
Energy	5.9%
Financials	39.5%
Foreign Government	4.7%
Industrials	5.1%
Supranational	8.5%
Technology	4.2%
U.S. Government	9.6%
Utilities	4.2%

100.0%

DFA Global Core Plus Real Return
Portfolio
Basic Materials	3.0%
Communications	4.1%
Consumer, Cyclical	7.4%
Consumer, Non-cyclical	7.5%
Energy	5.1%
Financials	28.2%
Foreign Government	14.8%
Industrials	5.0%
Mortgage Securities	9.0%
Supranational	1.1%
Technology	2.8%
U.S. Government	7.4%
Utilities	4.6%

100.0%

8

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
BONDS — (14.1%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	97,200	$96,798,952
Amazon.com, Inc.
0.450%, 05/12/24	6,490	6,479,786
Australia & New Zealand Banking Group Ltd., SOFR + 0.640%, FRN
#(r) 5.994%, 10/03/25	3,766	3,779,589
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r) 6.104%, 07/03/25	3,000	3,012,060
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω 5.914%, 03/18/26	22,007	22,032,748
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
#(r)Ω 6.104%, 07/03/25	19,780	19,859,516
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24	45,880	45,717,726
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.740%, 05/19/25	13,200	13,219,428
(r)Ω 5.749%, 05/19/25	43,150	43,213,510
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r) 5.984%, 09/12/25	5,600	5,618,625
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.753%, 07/07/25	32,971	32,998,941
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω 5.984%, 09/12/25	60,406	60,606,909

	Face Amount (000)	Value†
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.094%, 03/14/25	6,500	$6,527,359
(r) 6.094%, 03/14/25	16,247	16,315,384
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.054%, 07/18/25	31,807	31,941,231
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24	17,344	17,292,346
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r) 5.963%, 09/12/25	794	796,592
FMS Wertmanagement
0.375%, 05/06/24	13,800	13,792,181
Kommuninvest I Sverige AB
1.375%, 05/08/24	11,750	11,741,961
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25	8,400	8,452,097
National Australia Bank Ltd.
# 5.132%, 11/22/24	14,475	14,433,490
National Australia Bank Ltd.
# 5.132%, 11/22/24	14,475	14,433,490
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω 5.733%, 01/12/25	2,900	2,902,341
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
(r)Ω 6.003%, 12/10/25	21,160	21,244,063
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω 6.108%, 05/13/25	11,110	11,149,118
Nordea Bank Abp
Ω 0.625%, 05/24/24	17,000	16,948,801
Oesterreichische Kontrollbank AG
0.500%, 09/16/24	1,500	1,472,371
OMERS Finance Trust
2.500%, 05/02/24	10,000	10,000,000

9

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24	12,750	$12,680,663
Westpac Banking Corp.
5.350%, 10/18/24	88,450	88,332,979
Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 6.069%, 11/17/25	25,000	25,092,348

TOTAL BONDS		664,453,115

U.S. TREASURY OBLIGATIONS — (32.0%)
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25	446,500	447,016,774
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26	142,000	142,311,926
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.446%, 07/31/25	474,000	474,207,190
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25	244,000	244,257,347
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25	202,500	202,732,470

TOTAL U.S. TREASURY OBLIGATIONS		1,510,525,707

COMMERCIAL PAPER — (51.5%)
Australia & New Zealand Banking Group Ltd.
Ω 5.437%, 05/16/24	8,500	8,479,873
Ω 5.495%, 09/23/24	25,000	24,457,569
Ω 5.573%, 10/01/24	52,250	51,053,903
Bank of Montreal
5.492%, 06/26/24	5,000	4,957,804
Caisse d’Amortissement de la Dette Sociale
Ω 5.467%, 07/03/24	7,250	7,180,795
Ω 5.507%, 09/17/24	85,250	83,453,119

	Face Amount (000)	Value†
Caisse des Depots et Consignations
Ω 5.434%, 05/31/24	5,000	$4,977,219
Ω 5.443%, 06/20/24	22,000	21,834,474
Ω 5.431%, 06/25/24	47,000	46,611,341
Ω 5.462%, 08/05/24	38,000	37,455,291
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	20,000	19,894,004
Cisco Systems, Inc.
Ω 5.431%, 05/21/24	10,000	9,968,530
Ω 5.470%, 05/17/24	25,000	24,936,325
Ω 5.467%, 05/29/24	73,500	73,180,569
Ω 5.469%, 06/06/24	5,000	4,972,265
Ω 5.478%, 07/31/24	24,125	23,796,391
Cooperatieve Rabobank UA
5.618%, 06/04/24	5,000	4,974,343
DBS Bank Ltd.
Ω 5.446%, 05/14/24	15,000	14,968,931
Ω 5.520%, 08/01/24	74,645	73,615,658
Ω 5.517%, 08/21/24	20,589	20,241,955
DNB Bank ASA
Ω 5.596%, 05/28/24	20,000	19,917,761
Ω 5.448%, 06/13/24	13,250	13,164,410
Ω 5.460%, 06/28/24	14,000	13,878,803
Ω 5.543%, 10/25/24	47,500	46,252,559
Erste Abwicklungsanstalt
Ω 5.431%, 05/22/24	24,250	24,170,969
Ω 5.461%, 07/29/24	54,250	53,517,625
Export Development Canada
5.473%, 07/23/24	44,500	43,955,498
5.475%, 07/25/24	43,000	42,461,462
5.464%, 07/26/24	21,125	20,857,385
5.484%, 08/19/24	16,500	16,234,127
Johnson & Johnson
Ω 5.433%, 07/08/24	60,000	59,388,085
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.785%, 05/20/24	25,500	25,424,617
Ω 5.774%, 05/22/24	33,900	33,789,727
Ω 5.788%, 05/23/24	15,500	15,447,280
Ω 5.466%, 07/15/24	3,700	3,658,216
Ω 5.521%, 08/12/24	10,083	9,927,725
Ω 5.522%, 08/13/24	8,250	8,121,747
Ω 5.526%, 08/14/24	7,000	6,890,156
Ω 5.542%, 10/15/24	37,000	36,085,903
Microsoft Corp.
Ω 5.418%, 05/20/24	87,000	86,744,502
National Securities Clearing Corp.
Ω 5.451%, 05/10/24	40,000	39,940,860
Ω 5.449%, 05/20/24	25,000	24,924,125
Ω 5.472%, 06/10/24	36,500	36,277,562

10

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Nederlandse Waterschapsbank NV
Ω 5.445%, 05/06/24	6,425	6,419,296
Ω 5.429%, 05/17/24	24,500	24,438,235
Ω 5.443%, 07/11/24	111,500	110,315,870
Nestle Finance International Ltd.
Ω 5.507%, 09/30/24	28,000	27,375,488
Novartis Finance Corp.
Ω 5.423%, 05/07/24	16,000	15,983,511
NRW Bank
Ω 5.450%, 05/22/24	48,250	48,093,691
Ω 5.449%, 06/03/24	48,500	48,256,711
Ω 5.466%, 07/15/24	38,500	38,066,302
Province of Alberta
Ω 5.455%, 06/18/24	41,200	40,900,601
Ω 5.446%, 08/02/24	10,000	9,860,897
Ω 5.421%, 05/28/24	9,600	9,560,291
Province of Quebec
Ω 5.446%, 05/07/24	50,000	49,948,472
PSP Capital, Inc.
Ω 5.443%, 06/13/24	91,675	91,081,822
Ω 5.456%, 07/19/24	35,000	34,586,741
Ω 5.462%, 07/23/24	3,450	3,407,271
Queensland Treasury Corp.
5.532%, 10/16/24	32,800	31,986,433
Sanofi SA
Ω 5.473%, 07/26/24	70,000	69,093,605
Ω 5.452%, 07/26/24	48,750	48,118,761
Ω 5.469%, 07/10/24	25,000	24,736,347
Siemens Capital Co. LLC
Ω 5.430%, 05/31/24	50,000	49,772,193
Ω 5.432%, 05/31/24	15,000	14,931,658
Ω 5.461%, 07/31/24	21,500	21,209,893
Ω 5.467%, 07/31/24	18,750	18,497,000
Svensk Exportkredit AB
5.423%, 05/02/24	25,000	24,992,649

	Face Amount (000)	Value†
Svenska Handelsbanken AB
Ω 5.516%, 10/08/24	26,000	$25,387,061
Ω 5.522%, 10/08/24	25,000	24,410,636
Toronto-Dominion Bank
Ω 5.434%, 05/01/24	5,000	4,999,262
Ω 5.443%, 05/01/24	10,000	9,998,525
Ω 5.445%, 05/01/24	50,000	49,992,624
Ω 5.455%, 05/06/24	39,125	39,090,346
Ω 5.451%, 05/13/24	22,000	21,957,835
Ω 5.466%, 06/10/24	14,000	13,915,561
United Overseas Bank Ltd.
Ω 5.472%, 07/18/24	45,000	44,468,725
Ω 5.486%, 07/23/24	45,000	44,435,100
Ω 5.520%, 07/08/24	47,000	46,515,352

TOTAL COMMERCIAL PAPER (Cost $2,429,262,478)		2,428,846,228

TOTAL INVESTMENT SECURITIES (Cost $4,602,030,163)		4,603,825,050

	Shares
TEMPORARY CASH INVESTMENTS — (2.4%)
State Street Institutional U.S. Government Money Market Fund 5.250%	113,060,760	113,060,760
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	32,453	375,421

TOTAL INVESTMENTS — (100.0%) (Cost $4,715,466,344)		$4,717,261,231

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$664,453,115	—	$664,453,115
U.S. Treasury Obligations	—	1,510,525,707	—	1,510,525,707
Commercial Paper	—	2,428,846,228	—	2,428,846,228

11

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$113,060,760	—	—	$113,060,760
Securities Lending Collateral	—	$375,421	—	375,421

Total Investments in Securities	$113,060,760	$4,604,200,471	—	$4,717,261,231

See accompanying Notes to Financial Statements.

12

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (34.1%)
AUSTRALIA — (8.1%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω SOFR + 0.750%, FRN, 6.104%, 07/03/25		19,780	$19,859,516
(r) 3M Swap + 0.920%, FRN, 5.269%, 11/04/25	AUD	10,000	6,520,146
(r)Ω SOFR + 0.560%, FRN, 5.914%, 03/18/26		22,007	22,032,748
Australia & New Zealand Banking Group Ltd SOFR + 0.810%, FRN, 6.164%,
(r)Ω 01/18/27		21,125	21,281,832
Commonwealth Bank of Australia 4.200%, 08/18/25 SOFR + 0.630%, FRN, 5.984%,	AUD	7,000	4,496,484
(r)Ω 09/12/25		33,540	33,651,553
Commonwealth Bank of Australia, Floating Rate Note,
Commonwealth Bank of Australia. SOFR + 0.740%, FRN, 6.094%,
(r)Ω 03/14/25		15,861	15,927,759
(r)Ω SOFR + 0.400%, FRN, 5.753%, 07/07/25		23,933	23,953,282
(r) 3M Swap + 0.800%, FRN, 5.140%, 08/18/25	AUD	1,500	976,100
(r) 3M Swap + 0.900%, FRN, 5.255%, 01/13/26	AUD	3,500	2,280,841
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	992	1,056,819
(r) 3M Swap + 0.410%, FRN, 4.746%, 08/24/26	AUD	4,000	2,579,277

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
National Australia Bank Ltd., Floating Rate Note,
(r)Ω SOFR + 0.380%, FRN, 5.733%, 01/12/25		11,248	$11,257,079
(r) 3M Swap + 0.770%, FRN, 5.137%, 01/21/25	AUD	14,900	9,681,651
(r)Ω SOFR + 0.760%, FRN, 6.108%, 05/13/25		11,110	11,149,118
(r) 3M Swap + 0.920%, FRN, 5.256%, 11/25/25	AUD	23,500	15,325,459
(r)Ω SOFR + 0.650%, FRN, 6.003%, 12/10/25		6,368	6,393,298
(r) 3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	13,750	8,941,202
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	8,000	5,191,086
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	50,300	32,678,766
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	33,700	21,965,330
Western Australian Treasury Corp.
2.500%, 07/23/24	AUD	7,200	4,644,811
Westpac Banking Corp.
2.700%, 03/17/25	AUD	4,200	2,671,016
3.900%, 08/11/25	AUD	10,000	6,398,635
(r) SOFR + 0.720%, FRN, 6.069%, 11/17/25		25,000	25,092,348
Westpac Banking Corp., Floating Rate Note,
(r) 3M Swap + 0.690%, FRN, 5.044%, 03/17/25	AUD	19,300	12,537,017
(r) 3M Swap + 0.800%, FRN, 5.147%, 08/11/25	AUD	33,500	21,797,122

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r) SOFR + 1.000%, FRN, 6.351%, 08/26/25		4,500	$4,538,061
(r) 3M Swap + 0.750%, FRN, 5.088%, 02/16/26	AUD	13,500	8,776,264

TOTAL AUSTRALIA			363,654,620

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		1,500	1,472,371

BELGIUM — (0.4%)
Dexia SA
Δ 0.000%, 05/29/24	EUR	16,800	17,878,194
Euroclear Bank SA
1.250%, 09/30/24	GBP	2,000	2,458,640

TOTAL BELGIUM			20,336,834

CANADA — (7.6%)
Bank of Nova Scotia
2.290%, 06/28/24	CAD	10,000	7,232,267
Canada Government Bonds
1.500%, 05/01/24	CAD	62,000	45,032,361
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	115,625	83,746,550
CDP Financial, Inc.
3.150%, 07/24/24		23,431	23,302,294
CDP Financial, Inc., Floating Rate Note,
(r) SOFR + 0.400%, FRN, 5.740%, 05/19/25		9,475	9,488,946
(r)Ω SOFR + 0.400%, FRN, 5.749%, 05/19/25		38,150	38,206,151
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24		16,481	16,431,917
OMERS Finance Trust
2.500%, 05/02/24		10,000	10,000,000
Province of Ontario
3.200%, 05/16/24		7,200	7,193,530
3.500%, 06/02/24	CAD	73,100	53,019,735
4.250%, 08/22/24	AUD	3,200	2,069,830
Province of Quebec
3.750%, 09/01/24	CAD	14,000	10,125,173
4.200%, 03/10/25	AUD	40,915	26,374,604

		Face Amount^ (000)	Value†
CANADA — (Continued)
Toronto-Dominion Bank
3.226%, 07/24/24	CAD	15,000	$10,850,034

TOTAL CANADA			343,073,392

DENMARK — (0.3%)
Kommunekredit
2.000%, 06/25/24	GBP	2,700	3,357,079
0.750%, 08/15/24	GBP	7,732	9,537,139

TOTAL DENMARK			12,894,218

FINLAND — (0.4%)
Nordea Bank Abp, Floating Rate Note,
(r)Ω SOFR + 0.740%, FRN, 6.095%, 03/19/27		16,687	16,728,984

FRANCE — (0.5%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24		6,200	6,174,419
BNP Paribas SA
2.375%, 05/20/24	EUR	2,000	2,132,403
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24		5,720	5,699,769
SFIL SA
Δ 0.000%, 05/24/24	EUR	2,000	2,129,274
Unedic Asseo
2.375%, 05/25/24	EUR	4,000	4,263,705

TOTAL FRANCE			20,399,570

GERMANY — (1.7%)
FMS Wertmanagement
0.375%, 05/06/24		5,000	4,997,167
Kreditanstalt fuer Wiederaufbau
0.875%, 07/18/24	GBP	1,750	2,166,595
1.500%, 07/24/24	AUD	16,081	10,349,144
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.000%, 07/23/24		30,000	29,755,980
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25		8,800	8,854,578
Landwirtschaftliche Rentenbank
0.400%, 09/23/24	AUD	9,970	6,357,638
4.250%, 01/09/25	AUD	20,300	13,116,748

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
NRW Bank
1.600%, 07/31/24	AUD	4,000	$2,571,093

TOTAL GERMANY			78,168,943

NETHERLANDS — (1.8%)
BNG Bank NV
5.250%, 05/20/24	AUD	16,050	10,400,271
3.250%, 07/15/25	AUD	11,800	7,517,225
Cooperatieve Rabobank UA
1.375%, 01/10/25		4,468	4,341,781
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		13,000	13,034,255
Cooperatieve Rabobank UA, Floating Rate Note,
(r) SOFR + 0.380%, FRN, 5.733%, 01/10/25		1,170	1,170,780
(r) SOFR + 0.700%, FRN, 6.054%, 07/18/25		34,481	34,626,516
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.250%, 07/08/25	AUD	5,000	3,211,705
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	7,540	4,809,555

TOTAL NETHERLANDS			79,112,088

NEW ZEALAND — (0.4%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	28,200	16,587,434

NORWAY — (0.5%)
Kommunalbanken AS
5.250%, 07/15/24	AUD	2,900	1,880,885
0.500%, 10/08/24	AUD	9,288	5,907,624
4.250%, 07/16/25	AUD	11,500	7,409,852
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/17/26		8,598	8,714,330

TOTAL NORWAY			23,912,691

		Face Amount^ (000)	Value†
SINGAPORE — (0.1%)
United Overseas Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.350%, FRN, 4.683%, 05/20/24	AUD	4,500	2,915,070

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.7%)
African Development Bank
4.000%, 01/10/25	AUD	39,000	$25,137,883
Asian Development Bank
3.500%, 05/30/24	NZD	91,000	53,534,846
1.100%, 08/15/24	AUD	17,250	11,067,244
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.350%, 08/27/26		11,740	11,901,308
European Financial Stability Facility
1.750%, 06/27/24	EUR	885	941,467
European Investment Bank
4.750%, 08/07/24	AUD	63,272	41,015,185
1.700%, 11/15/24	AUD	24,846	15,854,481
Inter-American Development Bank
4.750%, 08/27/24	AUD	40,000	25,931,454
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r) 5.523%, 09/16/26		16,100	16,069,893
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	707	509,621
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.180%, FRN, 5.534%, 06/15/26		18,500	18,483,535
(r) SOFR + 0.370%, FRN, 5.723%, 01/12/27		4,000	4,009,123
(r) SOFR + 0.280%, FRN, 5.629%, 02/23/27		60,000	60,045,600
International Finance Corp.
1.450%, 07/22/24	AUD	33,887	21,808,790
4.000%, 04/03/25	AUD	5,141	3,312,961

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 03/16/26		10,000	$10,013,703
Nordic Investment Bank
1.500%, 03/13/25	NOK	166,500	14,576,907
1.050%, 05/12/25	SEK	100,000	8,832,735
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 05/12/26		4,000	4,055,967

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			347,102,703

SWEDEN — (3.3%)
Kommuninvest I Sverige AB
Ω 1.375%, 05/08/24		21,800	21,785,081
Ω 2.875%, 07/03/24		12,872	12,813,045
1.000%, 10/02/24	SEK	113,000	10,132,001
1.000%, 05/12/25	SEK	96,000	8,484,643
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24		33,603	32,974,362
Svensk Exportkredit AB
3.625%, 09/03/24		11,700	11,618,688
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		51,467	52,272,508
Svenska Handelsbanken AB
0.125%, 06/18/24	EUR	1,000	1,061,847

TOTAL SWEDEN			151,142,175

UNITED STATES — (1.3%)
Amazon.com, Inc.
0.450%, 05/12/24		6,490	6,479,786
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	1,000	1,061,054
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 12/08/26		29,800	30,176,266
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.520%, 10/30/26		1,785	1,810,693

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26		8,400	$8,453,727
Shell International Finance BV
0.500%, 05/11/24	EUR	4,835	5,155,890
0.750%, 05/12/24	EUR	5,800	6,184,688

TOTAL UNITED STATES			59,322,104

TOTAL BONDS			1,536,823,197

U.S. TREASURY OBLIGATIONS — (27.8%)
U.S. Treasury Bills
∞ 5.090%, 06/27/24		70,000	69,415,631
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN,
5.491%, 10/31/25		451,000	451,521,983
(r) 3M USTMMR + 0.245%, FRN,
5.566%, 01/31/26		221,500	221,986,560
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN,
5.521%, 01/31/25		38,850	38,894,600
(r) 3M USTMMR + 0.169%, FRN,
5.490%, 04/30/25		178,000	178,187,737
(r) 3M USTMMR + 0.125%, FRN,
5.446%, 07/31/25		295,000	295,128,947

TOTAL U.S. TREASURY OBLIGATIONS			1,255,135,458

COMMERCIAL PAPER — (35.2%)
AUSTRALIA — (1.0%)
Australia & New Zealand Banking Group Ltd.
Ω 5.573%, 10/01/24		14,000	13,679,515
Queensland Treasury Corp.
5.532%, 10/16/24		32,500	31,693,874

TOTAL AUSTRALIA			45,373,389

CANADA — (4.6%)
Bank of Montreal
5.657%, 07/08/24		7,900	7,819,159

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	44,912	$44,673,975
PSP Capital, Inc.
Ω 5.456%, 07/19/24	11,650	11,512,444
Ω 5.462%, 07/23/24	22,000	21,727,523
Toronto-Dominion Bank
Ω 5.452%, 05/28/24	27,750	27,635,836
Ω 5.466%, 06/10/24	23,125	22,985,525
Ω 5.458%, 06/13/24	50,000	49,676,221
Ω 5.486%, 07/01/24	20,500	20,312,330

TOTAL CANADA		206,343,013

FRANCE — (7.5%)
Caisse d’Amortissement de la Dette Sociale
Ω 5.467%, 07/03/24	18,500	18,323,409
Caisse des Depots et Consignations
Ω 5.663%, 05/02/24	35,000	34,989,683
Ω 5.609%, 05/13/24	80,000	79,847,242
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.470%, 08/09/24	35,700	35,165,889
Ω 5.521%, 08/12/24	18,104	17,825,204
Ω 5.522%, 08/13/24	14,825	14,594,533
Ω 5.526%, 08/14/24	6,500	6,398,002
Sanofi SA
Ω 5.485%, 06/07/24	32,500	32,316,877
Ω 5.469%, 07/10/24	20,750	20,531,168
Ω 5.478%, 07/17/24	35,000	34,594,140
Ω 5.483%, 07/17/24	42,000	41,512,968

TOTAL FRANCE		336,099,115

GERMANY — (1.4%)
Erste Abwicklungsanstalt
Ω 5.429%, 06/21/24	39,000	38,692,495
Ω 5.461%, 07/29/24	23,250	22,936,125

TOTAL GERMANY		61,628,620

NETHERLANDS — (2.9%)
Nederlandse Waterschapsbank NV
Ω 5.447%, 05/23/24	65,000	64,778,177
Ω 5.443%, 07/11/24	46,500	46,006,170
Ω 5.452%, 07/24/24	18,500	18,268,056

TOTAL NETHERLANDS		129,052,403

NORWAY — (1.0%)
DNB Bank ASA
Ω 5.704%, 06/17/24	15,000	14,894,312

	Face Amount^ (000)	Value†
NORWAY — (Continued)
Ω 5.433%, 07/01/24	25,000	$24,772,561
Ω 5.469%, 08/01/24	4,750	4,685,119
Ω 5.492%, 09/24/24	3,000	2,935,228

TOTAL NORWAY		47,287,220

SINGAPORE — (5.8%)
DBS Bank Ltd.
Ω 5.446%, 05/14/24	55,400	55,285,252
Ω 5.475%, 06/18/24	45,000	44,672,701
Ω 5.482%, 06/18/24	32,250	32,015,435
United Overseas Bank Ltd.
Ω 5.721%, 05/16/24	41,000	40,902,733
Ω 5.472%, 07/18/24	45,000	44,468,725
Ω 5.486%, 07/23/24	45,000	44,435,100

TOTAL SINGAPORE		261,779,946

SWEDEN — (1.0%)
Svensk Exportkredit AB
5.423%, 05/02/24	15,000	14,995,589
Svenska Handelsbanken AB
Ω 5.487%, 09/03/24	7,250	7,117,162
Ω 5.522%, 10/08/24	25,000	24,410,636

TOTAL SWEDEN		46,523,387

UNITED STATES — (10.0%)
Bank of Montreal
5.492%, 06/26/24	16,000	15,864,973
Caisse des Depots et Consignations
Ω 5.443%, 06/20/24	10,000	9,924,761
Cisco Systems, Inc.
Ω 5.466%, 05/20/24	4,123	4,110,643
Ω 5.467%, 05/29/24	46,250	46,048,997
Ω 5.466%, 06/10/24	4,500	4,472,590
Ω 5.482%, 06/21/24	18,500	18,355,718
Ω 5.478%, 07/31/24	16,735	16,507,051
L’Oreal USA, Inc.
Ω 5.483%, 07/25/24	32,500	32,079,515
National Securities Clearing Corp.
Ω 5.451%, 05/10/24	18,250	18,223,017
Ω 5.643%, 05/07/24	16,410	16,393,025
Ω 5.677%, 05/07/24	12,000	11,987,587
Ω 5.426%, 05/15/24	46,000	45,895,258
Ω 5.484%, 07/30/24	9,250	9,123,395
Novartis Finance Corp.
Ω 5.423%, 05/07/24	15,000	14,984,542
NRW Bank
Ω 5.450%, 05/22/24	60,000	59,805,626
Ω 5.468%, 06/10/24	37,000	36,776,088
Ω 5.466%, 07/15/24	32,500	32,133,891

17

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Province of Quebec
Ω 5.470%, 05/31/24		50,000	$49,770,901
Siemens Capital Co. LLC
Ω 5.467%, 07/31/24		10,000	9,865,067

TOTAL UNITED STATES			452,322,645

TOTAL COMMERCIAL PAPER (Cost $1,586,679,561)			1,586,409,738

FOREIGN SOVEREIGN OBLIGATIONS — (2.9%)
SINGAPORE — (2.9%)
Monetary Authority of Singapore Bills
3.870%, 05/10/24	SGD	60,000	43,912,023

		Face Amount^ (000)	Value†
SINGAPORE — (Continued)
3.831%, 05/17/24	SGD	65,000	$47,535,734
3.962%, 05/24/24	SGD	55,000	40,192,484

TOTAL SINGAPORE			131,640,241

TOTAL INVESTMENT SECURITIES (Cost $4,554,525,629)			4,510,008,634

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund		28,426	328,826

TOTAL INVESTMENTS — (100.0%) (Cost $4,554,854,455)			$4,510,337,460

As of April 30, 2024, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	18,854,787	USD	23,483,626	Barclays Capital	05/02/24	$76,376
USD	25,308,405	GBP	20,121,197	State Street Bank and Trust	05/02/24	165,960
USD	112,667,891	AUD	172,779,664	UBS AG	05/02/24	741,201
USD	13,660,315	GBP	10,791,886	Bank of New York Mellon	05/07/24	175,004
USD	92,371,455	SGD	125,050,130	State Street Bank and Trust	05/07/24	746,309
USD	94,039,195	AUD	144,692,981	Australia and New Zealand Bank	05/08/24	290,196
USD	125,186,924	CAD	168,780,359	State Street Bank and Trust	05/08/24	2,570,799
USD	108,742,290	AUD	166,526,759	State Street Bank and Trust	05/13/24	830,485
USD	44,006,042	NZD	74,259,644	Bank of New York Mellon	05/20/24	248,781
USD	14,855,401	NOK	162,403,523	UBS AG	05/24/24	227,720
USD	109,789,691	AUD	167,748,719	Bank of New York Mellon	05/28/24	1,036,521
USD	2,599,410	GBP	2,076,756	Citibank, N.A.	05/28/24	4,059
USD	40,311,059	SGD	54,880,000	Morgan Stanley and Co. International	05/31/24	54,526
USD	135,327,666	SGD	180,692,550	State Street Bank and Trust	05/31/24	2,782,922
USD	111,456,609	AUD	170,511,177	State Street Bank and Trust	05/31/24	902,438
USD	30,729,260	NZD	50,552,105	UBS AG	06/11/24	941,566
USD	15,764,133	EUR	14,615,948	State Street Bank and Trust	07/01/24	127,285
USD	6,801,182	EUR	6,313,830	HSBC Bank	07/10/24	43,557
USD	28,338,367	SEK	303,157,471	Royal Bank of Scotland	07/10/24	743,483
USD	58,301,284	CAD	79,674,534	UBS AG	07/10/24	358,542
USD	61,140,744	CAD	83,896,424	Bank of America Corp.	07/11/24	126,561
EUR	23,311,122	USD	24,919,256	Morgan Stanley and Co. International	07/12/24	32,693
USD	60,350,627	CAD	82,964,973	UBS AG	07/18/24	6,219
USD	6,184,029	EUR	5,743,391	Australia and New Zealand Bank	07/24/24	32,963
USD	1,593,327	GBP	1,270,815	Morgan Stanley and Co. International	07/26/24	4,626

Total Appreciation						$13,270,792
GBP	1,266,410	USD	1,587,032	Morgan Stanley and Co. International	05/02/24	$(4,589)
AUD	172,779,664	USD	112,838,370	State Street Bank and Trust	05/02/24	(911,680)

18

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
SGD	51,163,170	USD	37,618,733	Morgan Stanley and Co. International	05/07/24	$(131,104)
CAD	121,182,275	USD	89,870,296	UBS AG	05/08/24	(1,833,388)
NZD	4,231,630	USD	2,502,770	Citibank, N.A.	05/20/24	(9,295)
SGD	64,950,120	USD	48,217,242	Morgan Stanley and Co. International	05/31/24	(573,900)
SGD	64,781,190	USD	48,099,857	State Street Bank and Trust	05/31/24	(580,431)
USD	13,682,263	EUR	12,793,354	Morgan Stanley and Co. International	07/11/24	(10,959)
USD	24,940,322	EUR	23,311,122	Morgan Stanley and Co. International	07/12/24	(11,626)

Total (Depreciation)						$(4,066,972)

Total Appreciation (Depreciation)						$9,203,820

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$363,654,620	—	$363,654,620
Austria	—	1,472,371	—	1,472,371
Belgium	—	20,336,834	—	20,336,834
Canada	—	343,073,392	—	343,073,392
Denmark	—	12,894,218	—	12,894,218
Finland	—	16,728,984	—	16,728,984
France	—	20,399,570	—	20,399,570
Germany	—	78,168,943	—	78,168,943
Netherlands	—	79,112,088	—	79,112,088
New Zealand	—	16,587,434	—	16,587,434
Norway	—	23,912,691	—	23,912,691
Singapore	—	2,915,070	—	2,915,070
Supranational Organization Obligations	—	347,102,703	—	347,102,703
Sweden	—	151,142,175	—	151,142,175
United States	—	59,322,104	—	59,322,104
U.S. Treasury Obligations	—	1,255,135,458	—	1,255,135,458
Commercial Paper	—	1,586,409,738	—	1,586,409,738
Foreign Sovereign Obligations	—	131,640,241	—	131,640,241
Securities Lending Collateral	—	328,826	—	328,826

Total Investments in Securities	—	$4,510,337,460	—	$4,510,337,460

Financial Instruments
Assets
Forward Currency Contracts**	—	13,270,792	—	13,270,792
Liabilities
Forward Currency Contracts**	—	(4,066,972)	—	(4,066,972)

Total Financial Instruments	—	$9,203,820	—	$9,203,820

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (81.3%)
AUSTRALIA — (5.2%)
ANZ New Zealand International Ltd., Floating Rate Note, SOFR + 0.600%, FRN
(r)Ω 5.950%, 02/18/25		1,400	$1,403,042
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω SOFR + 0.560%, FRN, 5.914%, 03/18/26		2,841	2,844,324
(r)Ω SOFR + 0.810%, FRN, 6.164%, 01/18/27		2,000	2,014,848
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	4,800	5,117,799
Commonwealth Bank of Australia, Floating Rate Note,
(r) SOFR + 0.740%, FRN, 6.094%, 03/14/25		1,170	1,174,925
(r)Ω SOFR + 0.630%, FRN, 5.984%, 09/12/25		3,400	3,411,308
(r) 3M Swap + 0.900%, FRN, 5.255%, 01/13/26	AUD	800	521,335
(r)Ω SOFR + 0.750%, FRN, 6.103%, 03/13/26		100	100,516
(r) 3M Swap + 0.750%, FRN, 5.090%, 08/17/26	AUD	3,000	1,949,397
(r) 3M Swap + 1.020%, FRN, 5.360%, 08/18/27	AUD	1,000	653,154
(r) 3M Swap + 0.950%, FRN, 5.290%, 08/17/28	AUD	1,000	651,367
Glencore Funding LLC
Ω 1.625%, 09/01/25		330	311,956
#Ω 1.625%, 04/27/26		2,398	2,214,058

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Macquarie Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.480%, FRN, 4.826%, 12/09/25	AUD	500	$323,236
(r)Ω SOFR + 1.200%, FRN, 6.553%, 12/07/26		5,220	5,276,889
National Australia Bank Ltd.
(r) 3M Swap + 0.410%, FRN, 4.746%, 08/24/26	AUD	1,500	967,229
(r) 3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	3,800	2,473,230
National Australia Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.900%, FRN, 5.240%, 05/30/25	AUD	3,000	1,954,062
(r) 3M Swap + 0.920%, FRN, 5.256%, 11/25/25	AUD	1,500	978,221
(r)Ω SOFR + 0.650%, FRN, 6.003%, 12/10/25		2,160	2,168,581
(r) 3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	5,828	3,789,769
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 5.192%, 01/25/27	AUD	3,500	2,267,020
Westpac Banking Corp.
(r) 3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	4,000	2,598,343
(r) 3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	1,500	971,827
Westpac Banking Corp., Floating Rate Note,
(r) 3M Swap + 0.690%, FRN, 5.044%, 03/17/25	AUD	3,500	2,273,552

20

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r) 3M Swap + 0.800%, FRN, 5.147%, 08/11/25	AUD	2,000	$1,301,321

TOTAL AUSTRALIA			49,711,309

AUSTRIA — (0.3%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	3,300	3,434,598

BELGIUM — (1.2%)
Belfius Bank SA
0.010%, 10/15/25	EUR	700	705,722
Dexia SA
Δ 0.000%, 05/29/24	EUR	5,000	5,320,891
0.500%, 01/17/25	EUR	5,000	5,214,192
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	200	213,142

TOTAL BELGIUM			11,453,947

CANADA — (8.4%)
Alimentation Couche-Tard, Inc.
3.056%, 07/26/24	CAD	3,500	2,529,488
Bank of Montreal
2.280%, 07/29/24	CAD	5,500	3,967,719
2.700%, 09/11/24	CAD	1,500	1,080,122
(r) SOFR + 0.620%, FRN, 5.974%, 09/15/26		310	309,636
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.359%, 07/17/24	AUD	2,000	1,296,621
Bank of Nova Scotia
2.290%, 06/28/24	CAD	21,000	15,187,760
2.490%, 09/23/24	CAD	1,500	1,078,248
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r) 6.444%, 06/12/25		3,500	3,529,369
Canada Government Bonds
1.500%, 05/01/24	CAD	4,800	3,486,376
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	6,300	4,563,055

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	12,500	$8,998,565
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.774%, 10/18/24		130	130,092
Canadian Natural Resources Ltd.
3.550%, 06/03/24	CAD	1,000	725,319
3.900%, 02/01/25		1,110	1,094,785
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.749%, 05/19/25		3,700	3,705,446
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	826	596,749
Emera U.S. Finance LP
0.833%, 06/15/24		400	397,172
ITC Holdings Corp.
3.650%, 06/15/24		2,162	2,155,405
National Bank of Canada
2.545%, 07/12/24	CAD	7,050	5,095,112
Province of Alberta
3.100%, 06/01/24	CAD	1,500	1,087,695
Province of Ontario
3.500%, 06/02/24	CAD	1,900	1,378,078
Province of Saskatchewan
3.200%, 06/03/24	CAD	3,000	2,175,237
Royal Bank of Canada
2.352%, 07/02/24	CAD	5,250	3,795,796
Royal Bank of Canada, Floating Rate Note,
(r) SOFR + 0.340%, FRN, 5.693%, 10/07/24		1,500	1,500,581
(r) SOFR + 0.570%, FRN, 5.925%, 04/27/26		1,200	1,200,316
(r) SOFR + 0.950%, FRN, 6.304%, 01/19/27		500	504,445
(r) SOFR + 0.710%, FRN, 6.064%, 01/21/27		2,121	2,131,605
Toronto-Dominion Bank. SOFR + 1.080%, FRN, 6.434%,
(r) 07/17/26		6,635	6,698,911

21

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.346%, 07/10/24	AUD	1,000	$648,292

TOTAL CANADA			81,047,995

FINLAND — (1.1%)
Kuntarahoitus OYJ
1.500%, 09/02/24	NOK	30,000	2,670,874
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 07/15/26		4,000	4,053,920
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.095%, 03/19/27		2,896	2,903,286
OP Corporate Bank PLC 0.375%, 06/19/24	EUR	1,000	1,062,069

TOTAL FINLAND			10,690,149

FRANCE — (3.2%)
Arval Service Lease SA
0.875%, 02/17/25	EUR	2,400	2,500,610
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		300	294,507
0.010%, 03/07/25	EUR	1,800	1,861,576
(r)Ω SOFR + 1.130%, FRN, 6.484%, 01/23/27		2,250	2,272,320
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω 5.758%, 02/04/25		1,000	1,000,147
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	822	873,116
Ω 0.000%, 01/22/25	EUR	3,500	3,633,522
BNP Paribas SA
1.000%, 06/27/24	EUR	3,000	3,187,098
BPCE SA
1.000%, 07/15/24	EUR	2,000	2,121,501
Ω 2.375%, 01/14/25		1,500	1,462,714
Credit Agricole SA
2.375%, 05/20/24	EUR	2,000	2,132,634
0.500%, 06/24/24	EUR	2,000	2,123,644
1.375%, 03/13/25	EUR	700	731,517
1.000%, 09/18/25	EUR	1,000	1,029,441

		Face Amount^ (000)	Value†
FRANCE — (Continued)
(r)Ω SOFR + 0.870%, FRN, 6.223%, 03/11/27		2,000	$2,007,148
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	986,923
Regie Autonome des Transports Parisiens EPIC
0.375%, 06/15/24	EUR	1,300	1,380,762
Societe Generale SA
1.875%, 10/03/24	GBP	900	1,108,302

TOTAL FRANCE			30,707,482

GERMANY — (3.9%)
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		551	547,846
BMW U.S. Capital LLC, Floating Rate Note,
(r)Ω SOFR + 0.620%, FRN, 5.969%, 08/11/25		350	351,080
(r)Ω SOFR + 0.550%, FRN, 5.905%, 04/02/26		1,000	1,002,776
Daimler Truck Finance Canada, Inc.
2.140%, 12/13/24	CAD	2,600	1,852,777
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 12/13/24		1,000	1,002,340
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	2,000	2,084,413
Deutsche Bank AG
0.898%, 05/28/24		650	647,821
3.700%, 05/30/24		748	746,715
HOWOGE Wohnungsbaugesellschaft GmbH
Δ 0.000%, 11/01/24	EUR	2,900	3,032,216
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	7,500	4,823,771

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25		3,000	$3,018,606
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω SOFR + 0.930%, FRN, 6.285%, 03/30/25		2,700	2,714,981
(r)Ω SOFR + 0.570%, FRN, 5.925%, 08/01/25		1,200	1,202,489
(r)Ω SOFR + 0.670%, FRN, 6.023%, 01/09/26		4,000	4,015,094
NRW Bank
1.050%, 03/31/26	AUD	2,800	1,686,523
Siemens Financieringsmaatschappij NV
Δ 0.000%, 09/05/24	EUR	240	252,750
1.000%, 02/20/25	GBP	500	604,139
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	600	745,951
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	987,921
Volkswagen Leasing GmbH
Δ 0.000%, 07/19/24	EUR	3,633	3,843,796
VW Credit Canada, Inc.
2.850%, 09/26/24	CAD	1,500	1,078,891
2.050%, 12/10/24	CAD	1,500	1,068,605

TOTAL GERMANY			37,311,501

IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		5,000	4,958,403
1.750%, 01/30/26		2,700	2,515,604
4.450%, 04/03/26		150	146,511
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	834,508

TOTAL IRELAND			8,455,026

		Face Amount^ (000)	Value†
ITALY — (1.2%)
Enel Finance International NV
5.625%, 08/14/24	GBP	4,787	$5,981,178
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		1,000	989,293
Republic of Italy Government International Bonds 2.375%, 10/17/24		4,562	4,489,546

TOTAL ITALY			11,460,017

JAPAN — (3.7%)
American Honda Finance Corp., Floating Rate Note,
(r) SOFR + 0.550%, FRN, 5.899%, 02/12/25		150	150,174
(r) SOFR + 0.600%, FRN, 5.948%, 08/14/25		610	611,108
(r) SOFR + 0.790%, FRN, 6.144%, 10/03/25		1,000	1,004,646
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		3,167	3,179,941
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	2,000	2,097,801
Honda Canada Finance, Inc.
2.500%, 06/04/24	CAD	3,900	2,826,023
Mitsubishi Corp.
3.375%, 07/23/24		450	447,300
Mitsubishi UFJ Financial Group, Inc.
0.978%, 06/09/24	EUR	3,000	3,191,574
0.339%, 07/19/24	EUR	2,999	3,176,095
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	3,623	3,815,894
Nomura Holdings, Inc.
1.653%, 07/14/26		4,587	4,194,627
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	2,000	2,106,423
Toyota Credit Canada, Inc.
1.270%, 07/22/24	CAD	4,250	3,061,241
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,400	1,480,066
0.064%, 01/13/25	EUR	2,700	2,806,899

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.650%, FRN
(r) 6.004%, 03/19/27		1,100	$1,102,659

TOTAL JAPAN			35,252,471

LUXEMBOURG — (0.2%)
JAB Holdings BV 1.625%, 04/30/25	EUR	2,000	2,088,298

NETHERLANDS — (2.5%)
BNG Bank NV
4.750%, 05/22/24		2,400	2,398,722
3.250%, 07/15/25	AUD	5,000	3,185,265
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,000	993,082
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		6,000	6,029,098
(r) 3M Swap + 0.870%, FRN, 5.206%, 02/26/27	AUD	1,500	973,681
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		3,500	3,509,222
(r) 3M Swap + 1.030%, FRN, 5.366%, 02/26/29	AUD	1,100	713,746
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r) 6.253%, 10/05/26		300	302,458
de Volksbank NV
0.010%, 09/16/24	EUR	1,000	1,050,894
ING Groep NV
1.125%, 02/14/25	EUR	4,600	4,806,080

TOTAL NETHERLANDS			23,962,248

NORWAY — (1.8%)
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	57,990
Kommunalbanken AS, Floating Rate Note,
Kommunalbanken AS SOFR + 1.000%, FRN, 6.353%,
(r)Ω 06/17/26		11,000	11,146,446
(r)Ω SOFR + 0.400%, FRN, 5.751%, 03/03/28		5,000	4,998,408

		Face Amount^ (000)	Value†
NORWAY — (Continued)
Statnett SF
0.875%, 03/08/25	EUR	500	$520,081
Telenor ASA
2.625%, 12/06/24	EUR	1,000	1,058,994

TOTAL NORWAY			17,781,919

PORTUGAL — (0.1%)
EDP Finance BV
Ω 3.625%, 07/15/24		1,000	995,371

SPAIN — (0.6%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	4,000	4,269,229
Avangrid, Inc.
3.150%, 12/01/24		232	228,288
Banco Santander SA
0.250%, 06/19/24	EUR	100	106,198
CaixaBank SA
0.375a%, 02/03/25	EUR	1,000	1,039,336

TOTAL SPAIN			5,643,051

SUPRANATIONAL ORGANIZATION OBLIGATIONS —(5.2%)
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/16/26		3,200	3,245,920
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	120,273
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		1,000	1,005,190
European Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.679%, 02/20/28		4,050	4,051,863
(r) SOFR + 0.300%, FRN, 5.649%, 02/16/29		5,360	5,332,789
Inter-American Development Bank, Floating Rate Note,
(r) SOFR + 0.170%, FRN, 5.523%, 09/16/26		1,100	1,097,943

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r) SOFR + 0.280%, FRN, 5.633%, 04/12/27		127	$126,806
(r) SOFR + 0.350%, FRN, 5.705%, 10/04/27		9,400	9,400,342
(r) SOFR + 0.350%, FRN, 5.705%, 10/05/28		2,100	2,098,427
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	11,819	8,519,399
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.280%, FRN, 5.629%, 02/23/27		5,115	5,118,887
(r) SOFR + 0.430%, FRN, 5.779%, 08/19/27		9,414	9,455,327
International Finance Corp.
1.375%, 09/13/24	CAD	324	232,195

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			49,805,361

SWEDEN — (1.6%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	2,000	2,070,156
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	1,400	1,484,808
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		3,550	3,605,561
Svenska Handelsbanken AB, Floating Rate Note, Svenska Handelsbanken AB. SOFR + 0.910%, FRN, 6.263%,
(r)Ω 06/10/25		6,233	6,264,862
(r)Ω SOFR + 1.250%, FRN, 6.604%, 06/15/26		500	507,300
Swedbank AB
0.250%, 10/09/24	EUR	800	840,254

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
Volvo Treasury AB
0.125%, 09/17/24	EUR	250	$263,046

TOTAL SWEDEN			15,035,987

SWITZERLAND — (0.8%)
UBS AG
0.010%, 03/31/26	EUR	1,270	1,263,171
UBS Group AG
Ω 4.125%, 09/24/25		2,000	1,950,964
#Ω 4.125%, 04/15/26		5,000	4,841,291

TOTAL SWITZERLAND			8,055,426

UNITED KINGDOM — (2.0%)
Barclays PLC
3.650%, 03/16/25		500	490,529
4.375%, 01/12/26		3,300	3,218,155
BAT Capital Corp.
3.222%, 08/15/24		2,030	2,012,820
BAT International Finance PLC
1.668%, 03/25/26		600	557,135
Diageo Finance PLC
0.500%, 06/19/24	EUR	174	184,825
1.750%, 09/23/24	EUR	600	634,862
HSBC Continental Europe SA
0.250%, 05/17/24	EUR	400	426,253
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24	GBP	4,000	4,962,673
0.375%, 01/28/25	EUR	100	104,104
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	330	348,096
Motability Operations Group PLC
0.875%, 03/14/25	EUR	970	1,009,323
NatWest Group PLC
4.800%, 04/05/26		668	656,304
NatWest Markets PLC
Ω 0.800%, 08/12/24		1,770	1,745,864
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		2,450	2,439,146
Unilever Capital Corp.
2.600%, 05/05/24		250	249,899

TOTAL UNITED KINGDOM			19,039,988

25

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (37.4%)
American Express Co.
2.500%, 07/30/24		2,500	$2,480,279
American Express Co., Floating Rate Note,
(r) SOFR + 0.760%, FRN, 6.108%, 02/13/26		2,035	2,044,386
(r) SOFR + 0.650%, FRN, 5.998%, 11/04/26		2,400	2,406,306
American Honda Finance Corp.
1.950%, 10/18/24	EUR	910	961,804
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	1,039,577
American Tower Corp.
4.000%, 06/01/25		2,000	1,964,088
Aon Global Ltd.
3.500%, 06/14/24		100	99,750
Arrow Electronics, Inc.
3.250%, 09/08/24		200	198,139
AT&T, Inc.
2.850%, 05/25/24	CAD	8,700	6,309,072
Avnet, Inc.
4.625%, 04/15/26		2,000	1,952,767
Bank of America Corp.
2.375%, 06/19/24	EUR	1,000	1,064,846
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r) 5.764%, 06/14/24		923	923,052
Becton Dickinson & Co.
3.363%, 06/06/24		1,750	1,745,755
Boardwalk Pipelines LP
4.950%, 12/15/24		355	352,882
5.950%, 06/01/26		188	188,459
Boeing Co.
3.100%, 05/01/26		639	601,942
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	3,700	3,923,221
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r) 5.838%, 02/20/26		3,500	3,512,384
Brown & Brown, Inc.
4.200%, 09/15/24		2,850	2,830,854
Capital One Financial Corp.
3.200%, 02/05/25		1,000	980,403
Carrier Global Corp.
2.242%, 02/15/25		436	424,181

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Celanese U.S. Holdings LLC
1.400%, 08/05/26		820	$743,765
Charles Schwab Corp., Floating Rate Note,
(r) SOFR + 0.520%, FRN, 5.868%, 05/13/26		4,376	4,371,245
(r) SOFR + 1.050%, FRN, 6.402%, 03/03/27		4,000	4,033,887
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	1,166	1,216,410
Citigroup, Inc.
2.375%, 05/22/24	EUR	3,000	3,198,720
1.750%, 01/28/25	EUR	300	315,201
3.400%, 05/01/26		366	351,234
CNA Financial Corp.
3.950%, 05/15/24		9,100	9,094,627
CNH Industrial Capital LLC
3.950%, 05/23/25		3,800	3,723,005
Conagra Brands, Inc.
4.300%, 05/01/24		1,899	1,899,000
Constellation Energy Generation LLC
3.250%, 06/01/25		2,000	1,947,986
Cox Communications, Inc.
Ω 3.150%, 08/15/24		230	228,183
Crown Castle, Inc.
3.200%, 09/01/24		5,800	5,747,763
Devon Energy Corp.
5.250%, 09/15/24		1,500	1,495,777
Discover Bank
2.450%, 09/12/24		1,400	1,382,666
Discover Financial Services
4.500%, 01/30/26		647	630,657
Discovery Communications LLC
2.500%, 09/20/24	GBP	2,200	2,716,242
3.450%, 03/15/25		200	195,454
DXC Technology Co.
1.800%, 09/15/26		285	258,145
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		530	521,262
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	500	527,070
eBay, Inc.
# 3.450%, 08/01/24		120	119,291
Edison International
3.550%, 11/15/24		1,000	987,647
4.950%, 04/15/25		6,000	5,948,123

26

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Elevance Health, Inc.
3.500%, 08/15/24		1,731	$1,719,680
2.375%, 01/15/25		1,000	976,929
Energy Transfer LP
4.050%, 03/15/25		300	295,416
# 2.900%, 05/15/25		6,319	6,143,295
Equinix, Inc.
# 2.625%, 11/18/24		4,000	3,928,783
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,000	3,958,546
Evergy, Inc.
2.450%, 09/15/24		7,000	6,907,468
Eversource Energy
2.900%, 10/01/24		320	316,084
Exelon Corp.
3.950%, 06/15/25		1,338	1,311,913
Expedia Group, Inc.
5.000%, 02/15/26		2,811	2,776,751
Fiserv, Inc.
2.750%, 07/01/24		1,016	1,010,642
Flex Ltd.
3.750%, 02/01/26		7,297	7,034,090
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	978,458
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	200	247,201
1.694%, 03/26/25	EUR	500	522,923
2.750%, 06/20/25		2,000	1,931,748
General Motors Financial Co., Inc., Floating Rate Note, SOFR + 1.350%, FRN
(r) 6.698%, 05/08/27		1,100	1,109,108
Georgia-Pacific LLC
Ω 3.600%, 03/01/25		125	122,915
GlaxoSmithKline Capital PLC
# 3.000%, 06/01/24		1,000	997,825
Global Payments, Inc.
1.500%, 11/15/24		1,977	1,932,432
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	500	527,517
3.375%, 03/27/25	EUR	2,000	2,125,245
Goldman Sachs Group, Inc., Floating Rate Note, SOFR + 0.486%, FRN
(r) 5.840%, 10/21/24		140	140,099
Hess Corp.
3.500%, 07/15/24		1,500	1,492,213

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		600	$600,173
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	514	536,693
Humana, Inc.
3.850%, 10/01/24		6,850	6,793,377
Huntsman International LLC
4.250%, 04/01/25	EUR	2,000	2,113,271
International Business Machines Corp.
3.000%, 05/15/24		6,000	5,993,985
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	2,000	2,019,592
J M Smucker Co.
3.500%, 03/15/25		1,000	981,486
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	1,500	1,589,925
John Deere Capital Corp., Floating Rate Note,
(r) SOFR + 0.570%, FRN, 5.920%, 03/03/26		300	301,447
(r) SOFR + 0.790%, FRN, 6.143%, 06/08/26		3,950	3,986,376
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	2,500	1,800,857
Johnson Controls International PLC
1.375%, 02/25/25	EUR	291	304,254
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 12/08/26		950	961,995
Juniper Networks, Inc.
1.200%, 12/10/25		4,472	4,157,022
Keurig Dr Pepper, Inc., Floating Rate Note, SOFR + 0.880%, FRN
(r) 6.236%, 03/15/27		3,000	3,020,640
Keysight Technologies, Inc.
4.550%, 10/30/24		3,800	3,783,036
Kinder Morgan, Inc.
4.300%, 06/01/25		1,700	1,675,385
Laboratory Corp. of America Holdings
2.300%, 12/01/24		160	156,813

27

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Lazard Group LLC
3.625%, 03/01/27		4,000	$3,786,701
Lennar Corp.
4.750%, 05/30/25		3,700	3,657,934
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	200	207,970
Marathon Petroleum Corp.
3.625%, 09/15/24		1,190	1,179,651
4.700%, 05/01/25		3,790	3,751,584
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		2,270	2,265,129
MPLX LP
4.875%, 12/01/24		165	163,943
1.750%, 03/01/26		1,255	1,169,474
National Rural Utilities Cooperative Finance Corp., Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.684%, 10/18/24		200	200,112
(r) SOFR + 0.800%, FRN, 6.148%, 02/05/27		4,988	5,009,472
NetApp, Inc.
3.300%, 09/29/24		771	762,856
NextEra Energy Capital Holdings, Inc.
4.255%, 09/01/24		35	34,804
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.115%, 01/29/26		2,240	2,245,475
NNN REIT, Inc.
3.900%, 06/15/24		5,170	5,156,805
Nuveen Finance LLC
Ω 4.125%, 11/01/24		7,000	6,934,690
ONEOK, Inc.
2.750%, 09/01/24		3,652	3,613,297
2.200%, 09/15/25		1,927	1,835,571
Oracle Corp.
3.400%, 07/08/24		300	298,572
2.500%, 04/01/25		1,000	970,788
Ovintiv, Inc.
5.375%, 01/01/26		292	289,590
Parker-Hannifin Corp.
2.700%, 06/14/24		1,000	996,257
3.650%, 06/15/24		727	724,711
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.000%, 07/15/25		2,000	1,954,334
Ω 4.450%, 01/29/26		1,715	1,674,838

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Ω 1.700%, 06/15/26		4,000	$3,672,649
PepsiCo, Inc.
2.150%, 05/06/24	CAD	4,012	2,913,184
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.748%, 02/13/26		2,900	2,905,047
Philip Morris International, Inc.
2.875%, 05/01/24		1,413	1,413,000
0.625%, 11/08/24	EUR	1,500	1,573,821
2.750%, 03/19/25	EUR	424	448,031
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		7,053	6,974,496
PNC Financial Services Group, Inc.
2.200%, 11/01/24		469	461,073
PPG Industries, Inc.
1.875%, 06/01/25	EUR	5,000	5,223,851
Public Service Enterprise Group, Inc.
2.875%, 06/15/24		4,527	4,510,415
PVH Corp.
4.625%, 07/10/25		4,851	4,765,573
Realty Income Corp.
3.875%, 07/15/24		6,000	5,979,114
1.875%, 01/14/27	GBP	300	339,749
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26		1,800	1,811,513
Ross Stores, Inc.
4.600%, 04/15/25		2,000	1,979,764
Royalty Pharma PLC
1.200%, 09/02/25		7,500	7,062,930
Ryder System, Inc.
2.500%, 09/01/24		5,181	5,121,806
4.625%, 06/01/25		1,000	986,570
Santander Holdings USA, Inc.
3.500%, 06/07/24		200	199,924
Schlumberger Finance BV
Δ 0.000%, 10/15/24	EUR	1,740	1,824,711
Sempra
3.300%, 04/01/25		3,531	3,451,884
Simon Property Group LP
2.000%, 09/13/24		8,750	8,634,428
3.500%, 09/01/25		600	584,304
Southwestern Electric Power Co.
1.650%, 03/15/26		2,188	2,035,341

28

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r) 6.193%, 08/03/26		2,375	$2,392,794
Steel Dynamics, Inc.
2.800%, 12/15/24		490	480,984
Timken Co.
3.875%, 09/01/24		227	225,419
Truist Bank
2.150%, 12/06/24		720	705,260
Truist Financial Corp.
2.500%, 08/01/24		6,011	5,961,023
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	12,725	9,146,397
U.S. Bancorp
0.850%, 06/07/24	EUR	6,000	6,380,792
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	12,500	9,065,667
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,917,956
Ventas Realty LP
3.750%, 05/01/24		1,793	1,793,000
2.650%, 01/15/25		2,000	1,954,117
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		3,757	3,784,088
Viatris, Inc.
1.650%, 06/22/25		480	457,234
VMware LLC
1.400%, 08/15/26		104	94,575
Wells Fargo & Co.
2.125%, 06/04/24	EUR	260	276,982
Western Union Co.
1.350%, 03/15/26		3,062	2,816,317
Williams Cos., Inc.
4.550%, 06/24/24		5,600	5,588,773
Willis North America, Inc.
3.600%, 05/15/24		2,262	2,260,009
WRKCo, Inc.
3.000%, 09/15/24		3,300	3,264,172

TOTAL UNITED STATES			359,264,410

TOTAL BONDS			781,196,554

U.S. TREASURY OBLIGATIONS — (11.1%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25		62,500	62,572,337

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	29,500	$29,564,801
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.521%, 01/31/25	4,250	4,254,879
(r) 3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	10,000	10,010,547

TOTAL U.S. TREASURY OBLIGATIONS		106,402,564

COMMERCIAL PAPER — (7.1%)
AUSTRALIA — (0.3%)
National Australia Bank Ltd.
Ω 5.903%, 05/07/24	1,500	1,498,461
Telstra Group Ltd.
Ω 5.675%, 05/01/24	1,000	999,851

TOTAL AUSTRALIA		2,498,312

CANADA — (1.2%)
CDP Financial, Inc.
Ω 5.830%, 05/16/24	7,000	6,983,425
PSP Capital, Inc.
Ω 5.731%, 05/13/24	2,000	1,996,159
Rogers Communications, Inc.
Ω 5.821%, 05/02/24	3,000	2,999,096

TOTAL CANADA		11,978,680

FRANCE — (0.8%)
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.526%, 08/14/24	1,000	984,308
Ω 5.546%, 09/20/24	4,000	3,915,715
Sanofi SA
Ω 5.469%, 07/10/24	3,000	2,968,362

TOTAL FRANCE		7,868,385

GERMANY — (0.3%)
BASF SE
Ω 5.563%, 06/12/24	2,500	2,483,840

SINGAPORE — (0.2%)
DBS Bank Ltd.
Ω 5.456%, 05/28/24	2,000	1,991,696

29

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED KINGDOM — (0.4%)
HSBC USA, Inc.
Ω 6.014%, 06/07/24	3,000	$2,982,750
Ω 6.031%, 06/24/24	1,000	991,615

TOTAL UNITED KINGDOM		3,97 4,365

UNITED STATES — (3.9%)
Bayer Corp.
Ω 5.739%, 07/09/24	500	494,471
Canadian National Railway Co.
Ω 5.572%, 05/10/24	5,000	4,992,566
Ω 5.552%, 05/15/24	4,000	3,991,072
Ω 5.607%, 08/27/24	500	491,154
Cisco Systems, Inc.
Ω 5.483%, 06/05/24	5,000	4,973,015
Ω 5.469%, 06/06/24	500	497,227
Dominion Energy, Inc.
Ω 5.721%, 05/16/24	2,000	1,995,142
EIDP, Inc.
Ω 5.617%, 05/10/24	2,000	1,996,943
Ω 5.639%, 06/20/24	2,000	1,984,578
Ω 5.610%, 07/16/24	5,000	4,943,626
Enbridge U.S., Inc.
Ω 5.692%, 05/06/24	2,000	1,998,157
Entergy Corp.
Ω 5.706%, 06/13/24	3,000	2,979,542
ERP Operating LP
Ω 5.663%, 05/30/24	2,000	1,990,717

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
HSBC USA, Inc.
Ω 5.626%, 07/03/24		2,000	$1,980,409
Verizon Communications, Inc.
Ω 5.604%, 05/28/24		1,000	995,677
Ω 5.617%, 06/04/24		750	745,936

TOTAL UNITED STATES			37,050,232

TOTAL COMMERCIAL PAPER (Cost $67,851,985)			67,845,510

FOREIGN SOVEREIGN OBLIGATIONS — (0.2%)

CANADA — (0.2%)
Canada Treasury Bills
∞ 4.921%, 05/23/24	CAD	3,200	2,317,277

TOTAL INVESTMENT SECURITIES (Cost $969,994,360)			957,761,905

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund		254,680	2,946,140

TOTAL INVESTMENTS — (100.0%) (Cost $972,940,416)			$960,708,045

As of April 30, 2024, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,346,350	GBP	8,954,970	Bank of New York Mellon	05/07/24	$ 156,410
USD	9,198,126	AUD	14,033,199	Citibank, N.A.	05/07/24	106,055
GBP	1,066,308	USD	1,326,796	Citibank, N.A.	05/07/24	5,640
USD	29,046,495	AUD	43,865,748	UBS AG	05/07/24	625,996
USD	2,728,349	NOK	29,970,410	UBS AG	05/24/24	28,915
USD	7,227,880	GBP	5,774,080	Morgan Stanley and Co. International	05/28/24	11,931
EUR	4,193,424	USD	4,482,619	Morgan Stanley and Co. International	07/03/24	4,108
USD	56,456,422	EUR	52,095,459	Royal Bank of Scotland	07/03/24	717,221
USD	47,587,611	EUR	44,249,434	Royal Bank of Scotland	07/10/24	227,915
USD	31,050,222	CAD	42,506,295	UBS AG	07/10/24	137,820
USD	38,095,439	CAD	52,369,991	UBS AG	07/18/24	4,230
USD	38,226,952	CAD	52,379,028	UBS AG	07/19/24	128,481
USD	40,334,736	EUR	37,566,981	Bank of America Corp.	07/24/24	101,193

Total Appreciation						$2,255,915

30

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	606,750	USD	661,106	Citibank, N.A.	07/03/24	$(11,918)
EUR	3,660,405	USD	3,988,044	UBS AG	07/03/24	(71,617)

Total (Depreciation)						$(83,535)

Total Appreciation (Depreciation)						$2,172,380

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$49,711,309	—	$49,711,309
Austria	—	3,434,598	—	3,434,598
Belgium	—	11,453,947	—	11,453,947
Canada	—	81,047,995	—	81,047,995
Finland	—	10,690,149	—	10,690,149
France	—	30,707,482	—	30,707,482
Germany	—	37,311,501	—	37,311,501
Ireland	—	8,455,026	—	8,455,026
Italy	—	11,460,017	—	11,460,017
Japan	—	35,252,471	—	35,252,471
Luxembourg	—	2,088,298	—	2,088,298
Netherlands	—	23,962,248	—	23,962,248
Norway	—	17,781,919	—	17,781,919
Portugal	—	995,371	—	995,371
Spain	—	5,643,051	—	5,643,051
Supranational Organization Obligations	—	49,805,361	—	49,805,361
Sweden	—	15,035,987	—	15,035,987
Switzerland	—	8,055,426	—	8,055,426
United Kingdom	—	19,039,988	—	19,039,988
United States	—	359,264,410	—	359,264,410
U.S. Treasury Obligations	—	106,402,564	—	106,402,564
Commercial Paper	—	67,845,510	—	67,845,510
Foreign Sovereign Obligations	—	2,317,277	—	2,317,277
Securities Lending Collateral	—	2,946,140	—	2,946,140

Total Investments in Securities	—	$960,708,045	—	$960,708,045

Financial Instruments
Assets
Forward Currency Contracts**	—	2,255,915	—	2,255,915
Liabilities
Forward Currency Contracts**	—	(83,535)	—	(83,535)

Total Financial Instruments	—	$2,172,380	—	$2,172,380

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (48.7%)
AUSTRALIA — (9.9%)
Australia & New Zealand Banking Group Ltd.
1.550%, 08/29/24	AUD	5,750	$3,687,070
4.050%, 05/12/25	AUD	19,446	12,495,921
SOFR + 0.750%, FRN, 6.104%,
(r),Ω 07/03/25		40,720	40,883,694
#(r) SOFR + 0.640%, FRN, 5.994%, 10/03/25		1,600	1,605,773
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r) 3M Swap + 0.770%, FRN, 5.117%, 05/12/25	AUD	5,000	3,251,832
(r) 3M Swap + 0.920%, FRN, 5.269%, 11/04/25	AUD	33,300	21,712,087
(r)Ω SOFR + 0.560%, FRN, 5.914%, 03/18/26		79,225	79,317,693
(r) 3M Swap + 0.830%, FRN, 5.174%, 03/31/26	AUD	20,300	13,215,837
(r) 3M Swap + 0.750%, FRN, 5.096%, 09/11/26	AUD	11,400	7,405,779
Australia & New Zealand Banking Group Ltd SOFR + 0.810%, FRN, 6.164%,
(r),Ω 01/18/27		12,060	12,149,533
(r) 3M Swap + 0.800%, FRN, 5.149%, 02/05/27	AUD	13,900	9,032,035
Australia & New Zealand Banking Group Ltd 3M Swap + 0.970%, FRN, 5.317%,
(r) 05/12/27	AUD	4,710	3,073,223
(r) 3M Swap + 1.200%, FRN, 5.549%, 11/04/27	AUD	3,400	2,234,185

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	17,300	$11,112,738
Commonwealth Bank of Australia, Floating Rate Note,
(r) SOFR + 0.740%, FRN, 6.094%, 03/14/25		14,600	14,661,452
(r)Ω SOFR + 0.400%, FRN, 5.753%, 07/07/25		25,381	25,402,509
(r) 3M Swap + 0.800%, FRN, 5.140%, 08/18/25	AUD	29,230	19,020,930
(r)Ω SOFR + 0.630%, FRN, 5.984%, 09/12/25		4,600	4,615,299
(r) 3M Swap + 0.900%, FRN, 5.255%, 01/13/26	AUD	50,100	32,648,615
(r)Ω SOFR + 0.750%, FRN, 6.103%, 03/13/26		2,300	2,311,868
(r) 3M Swap + 0.750%, FRN, 5.090%, 08/17/26	AUD	19,070	12,391,668
(r) 3M Swap + 0.700%, FRN, 5.055%, 01/14/27	AUD	40,300	26,119,664
(r) 3M Swap + 1.020%, FRN, 5.360%, 08/18/27	AUD	52,000	33,964,026
(r) 3M Swap + 1.150%, FRN, 5.505%, 01/13/28	AUD	18,800	12,326,196
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	20,208	21,528,421
3.900%, 05/30/25	AUD	26,280	16,853,258
(r) 3M Swap + 0.410%, FRN, 4.746%, 08/24/26	AUD	16,000	10,317,107
(r) 3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	29,500	19,200,073
2.900%, 02/25/27	AUD	8,000	4,899,438

32

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r) 3M Swap + 0.720%, FRN, 5.056%, 02/25/27	AUD	50,140	$32,513,138
(r) 3M Swap + 1.000%, FRN, 5.347%, 05/12/28	AUD	31,800	20,733,485
National Australia Bank Ltd., Floating Rate Note,
(r)Ω SOFR + 0.380%, FRN, 5.733%, 01/12/25		1,500	1,501,211
(r) 3M Swap + 0.770%, FRN, 5.137%, 01/21/25	AUD	15,840	10,292,440
(r)Ω SOFR + 0.760%, FRN, 6.108%, 05/13/25		48,550	48,720,945
(r) 3M Swap + 0.900%, FRN, 5.240%, 05/30/25	AUD	36,050	23,481,308
(r) 3M Swap + 0.920%, FRN, 5.256%, 11/25/25	AUD	45,167	29,455,533
(r) 3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	26,000	16,907,000
(r) 3M Swap + 1.200%, FRN, 5.536%, 11/25/27	AUD	7,720	5,070,520
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	7,900	5,132,450
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	17,400	11,341,150
Westpac Banking Corp.
(r) SOFR + 0.720%, FRN, 6.069%, 11/17/25		4,497	4,513,612
4.125%, 06/04/26	AUD	10,000	6,369,782
(r) 3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	34,700	22,540,628
(r) 3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	3,800	2,461,961
(r) 3M Swap + 0.980%, FRN, 5.318%, 02/16/28	AUD	34,100	22,225,221

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Westpac Banking Corp., Floating Rate Note,
(r) 3M Swap + 0.690%, FRN, 5.044%, 03/17/25	AUD	64,300	$41,768,404
(r) 3M Swap + 0.800%, FRN, 5.147%, 08/11/25	AUD	59,300	38,584,160
(r) 3M Swap + 0.950%, FRN, 5.297%, 11/11/25	AUD	35,900	23,415,621
(r) 3M Swap + 0.750%, FRN, 5.088%, 02/16/26	AUD	42,000	27,303,931
(r) 3M Swap + 0.820%, FRN, 5.165%, 12/15/26	AUD	27,100	17,618,647
(r) 3M Swap + 1.050%, FRN, 5.383%, 05/20/27	AUD	9,100	5,947,760
(r) 3M Swap + 1.230%, FRN, 5.577%, 11/11/27	AUD	19,000	12,485,718

TOTAL AUSTRALIA			907,822,549

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		9,000	8,834,223

BELGIUM — (1.5%)
Dexia SA
Δ 0.000%, 05/29/24	EUR	33,900	36,075,643
0.500%, 07/16/24		70,086	69,358,875
Kingdom of Belgium Government Bonds
2.600%, 06/22/24	EUR	31,700	33,759,214

TOTAL BELGIUM			139,193,732

CANADA — (11.1%)
Bank of Montreal
2.700%, 09/11/24	CAD	95,150	68,515,741
Bank of Nova Scotia
2.290%, 06/28/24	CAD	70,000	50,625,867
Canada Government Bonds
1.500%, 05/01/24	CAD	81,500	59,195,765
2.500%, 06/01/24	CAD	73,541	53,295,790
2.750%, 08/01/24	CAD	50,000	36,121,382
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	150,400	108,933,890

33

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
CDP Financial, Inc.
3.150%, 07/24/24		16,980	$16,886,729
CDP Financial, Inc., Floating Rate Note,
(r) SOFR + 0.400%, FRN, 5.740%, 05/19/25		10,800	10,815,896
#(r)Ω SOFR + 0.400%, FRN, 5.749%, 05/19/25		23,000	23,033,852
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	34,173	24,688,512
0.375%, 06/20/24	EUR	53,600	56,939,393
Ω 0.500%, 09/16/24		59,000	57,918,115
4.125%, 10/21/24		1,605	1,594,352
SOFR + 1.250%, FRN, 6.603%,
(r),Ω 03/11/26		18,958	19,292,065
OMERS Finance Trust
2.500%, 05/02/24		3,870	3,870,000
Province of Alberta
3.100%, 06/01/24	CAD	106,600	77,298,841
1.875%, 11/13/24		9,850	9,664,081
Province of Ontario
3.200%, 05/16/24		202	201,819
3.500%, 06/02/24	CAD	192,100	139,330,933
0.375%, 06/14/24	EUR	9,400	9,990,455
4.250%, 08/22/24	AUD	4,500	2,910,699
2.300%, 09/08/24	CAD	67,500	48,569,698
Province of Quebec
3.750%, 09/01/24	CAD	76,100	55,037,550
Province of Saskatchewan
3.200%, 06/03/24	CAD	29,750	21,571,100
Toronto-Dominion Bank
3.226%, 07/24/24	CAD	93,147	67,376,544

TOTAL CANADA			1,023,679,069

DENMARK — (0.2%)
Kommunekredit
2.000%, 06/25/24	GBP	14,650	18,215,259
0.750%, 08/15/24	GBP	900	1,110,117

TOTAL DENMARK			19,325,376

FINLAND — (0.8%)
Finnvera OYJ
1.625%, 10/23/24		10,000	9,817,223
Kuntarahoitus OYJ
0.875%, 12/16/24	GBP	20,847	25,374,954

		Face Amount^ (000)	Value†
FINLAND — (Continued)
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.095%, 03/19/27		36,594	$36,686,071

TOTAL FINLAND			71,878,248

FRANCE — (2.1%)
Bpifrance SACA
2.500%, 05/25/24	EUR	29,700	31,663,400
Caisse d’Amortissement de la Dette Sociale 0.375%, 05/27/24		37,800	37,666,304
Caisse des Depots et Consignations, Floating Rate Note, SOFR + 0.340%, FRN
(r) 5.687%, 05/03/26		68,000	67,915,000
Regie Autonome des Transports Parisiens EPIC
0.375%, 06/15/24	EUR	7,000	7,434,875
SFIL SA
Δ 0.000%, 05/24/24	EUR	27,100	28,851,666
Unedic Asseo
2.375%, 05/25/24	EUR	20,200	21,531,711

TOTAL FRANCE			195,062,956

GERMANY — (2.2%)
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.000%, 07/23/24		113,054	112,134,419
0.375%, 12/09/24	GBP	31,593	38,372,392
4.250%, 08/07/25	AUD	2,300	1,479,289
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25		12,200	12,275,664
Landwirtschaftliche Rentenbank
0.400%, 09/23/24	AUD	5,000	3,188,384
4.250%, 01/09/25	AUD	3,400	2,196,894
NRW Bank
1.050%, 03/31/26	AUD	17,092	10,295,016
State of North Rhine-Westphalia
0.625%, 12/16/24	GBP	20,200	24,548,692

TOTAL GERMANY			204,490,750

34

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NETHERLANDS — (4.0%)
BNG Bank NV
0.250%, 06/07/24	EUR	11,200	$11,909,665
4.625%, 07/29/24		31,000	30,925,304
3.250%, 07/15/25	AUD	21,875	13,935,533
Cooperatieve Rabobank UA
3.875%, 08/22/24		5,000	4,973,655
(r) 3M Swap + 0.880%, FRN, 5.217%, 05/22/26	AUD	4,600	2,990,446
(r) 3M Swap + 0.730%, FRN, 5.141%, 01/27/27	AUD	21,300	13,772,883
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		65,000	65,171,275
(r) 3M Swap + 1.150%, FRN, 5.483%, 11/21/28	AUD	11,500	7,500,583
Cooperatieve Rabobank UA, Floating Rate Note,
(r) SOFR + 0.380%, FRN, 5.733%, 01/10/25		3,700	3,702,469
(r) SOFR + 0.700%, FRN, 6.054%, 07/18/25		68,962	69,253,032
Nederlandse Waterschapsbank NV
2.000%, 12/16/24	GBP	34,950	42,831,533
Netherlands Government Bonds
2.000%, 07/15/24	EUR	91,450	97,244,147

TOTAL NETHERLANDS			364,210,525

NEW ZEALAND — (0.1%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	19,800	11,646,496

NORWAY — (1.1%)
Kommunalbanken AS
2.000%, 06/19/24		35,972	35,802,573
5.250%, 07/15/24	AUD	4,246	2,753,875
4.250%, 07/16/25	AUD	24,924	16,059,404
SOFR + 1.000%, FRN, 6.353%,
(r),Ω 06/17/26		45,752	46,358,910

TOTAL NORWAY			100,974,762

		Face Amount^ (000)	Value†
SINGAPORE — (0.4%)
DBS Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.850%, FRN, 5.204%, 06/16/25	AUD	17,200	$11,187,532
(r) 3M Swap + 0.750%, FRN, 5.086%, 02/24/26	AUD	12,000	7,791,966
United Overseas Bank Ltd., 3M Swap + 0.730%, FRN
(r) 5.084%, 03/16/26	AUD	11,000	7,143,135
United Overseas Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.350%, FRN, 4.683%, 05/20/24	AUD	9,400	6,089,258
(r) 3M Swap + 0.410%, FRN, 4.745%, 08/27/26	AUD	15,000	9,663,708

TOTAL SINGAPORE			41,875,599

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.3%)
African Development Bank
4.000%, 01/10/25	AUD	34,000	21,915,077
Asian Development Bank
0.375%, 06/11/24		2,532	2,517,970
1.100%, 08/15/24	AUD	5,150	3,304,134
4.125%, 09/27/24		18,040	17,939,571
3.750%, 03/12/25	AUD	12,000	7,720,720
Asian Development Bank, Floating Rate Note,
(r) SOFR + 1.000%, FRN, 6.353%, 06/16/26		657	666,428
(r) SOFR + 1.000%, FRN, 6.350%, 08/27/26		12,348	12,517,661
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	7,900	4,750,790
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		48,000	48,249,120

35

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.190%, FRN, 5.544%, 04/14/26		6,344	$6,340,130
(r) SOFR + 0.330%, FRN, 5.679%, 02/20/28		121,210	121,265,757
European Financial Stability Facility
1.750%, 06/27/24	EUR	18,276	19,442,095
European Investment Bank
0.375%, 07/24/24		15,000	14,825,810
4.750%, 08/07/24	AUD	14,616	9,474,617
0.750%, 09/09/24	NOK	113,000	10,029,570
1.700%, 11/15/24	AUD	9,035	5,765,324
SOFR + 1.000%, FRN, 6.350%,
(r),Ω 05/21/28		12,947	13,253,402
Inter-American Development Bank
4.750%, 08/27/24	AUD	22,500	14,586,443
1.700%, 10/10/24	CAD	8,072	5,778,957
Inter-American Development Bank, Floating Rate Note,
(r) SOFR + 0.170%, FRN, 5.523%, 09/16/26		27,700	27,648,201
(r) SOFR + 0.280%, FRN, 5.633%, 04/12/27		8,720	8,706,658
(r) SOFR + 0.350%, FRN, 5.705%, 10/04/27		58,579	58,581,132
(r) SOFR + 0.270%, FRN, 5.623%, 03/20/28		51,000	50,811,710
#(r) SOFR + 0.350%, FRN, 5.705%, 10/05/28		103,500	103,422,456
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	102,463	73,857,614

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.180%, FRN, 5.534%, 06/15/26		39,000	$38,965,290
(r) SOFR + 0.370%, FRN, 5.723%, 01/12/27		40,530	40,622,436
(r) SOFR + 0.430%, FRN, 5.779%, 08/19/27		54,880	55,120,923
International Finance Corp.
1.450%, 07/22/24	AUD	11,952	7,691,996
1.375%, 09/13/24	CAD	24,644	17,661,190
Nordic Investment Bank
1.500%, 03/13/25	NOK	106,500	9,323,968
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 05/12/26		22,400	22,713,414

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			855,470,564

SWEDEN — (4.5%)
Kommuninvest I Sverige AB
Ω 1.375%, 05/08/24		71,550	71,501,041
#Ω 2.875%, 07/03/24		43,817	43,616,314
1.000%, 10/02/24	SEK	639,000	57,295,122
1.000%, 05/12/25	SEK	184,000	16,262,232
Svensk Exportkredit AB
0.375%, 07/30/24		72,022	71,115,631
3.625%, 09/03/24		93,900	93,247,416
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		53,250	54,083,414
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24		4,500	4,475,528

TOTAL SWEDEN			411,596,698

UNITED STATES — (1.4%)
Apple, Inc.
2.513%, 08/19/24	CAD	22,000	15,857,291

36

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Bank of America NA, Floating Rate Note,
(r) SOFR + 0.780%, FRN, 6.130%, 08/18/25		1,330	$1,336,125
(r) SOFR + 1.020%, FRN, 6.370%, 08/18/26		1,450	1,470,271
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	31,427	33,345,727
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.520%, 10/30/26		400	405,758
Roche Holdings, Inc., Floating Rate Note,
(r)Ω SOFR + 0.560%, FRN, 5.913%, 03/10/25		1,975	1,980,525
(r)Ω SOFR + 0.740%, FRN, 6.088%, 11/13/26		18,040	18,155,385
Shell International Finance BV
0.750%, 05/12/24	EUR	47,300	50,437,194
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.407%, 08/07/26		2,530	2,558,408

TOTAL UNITED STATES			125,546,684

TOTAL BONDS			4,481,608,231

U.S. TREASURY OBLIGATIONS — (19.0%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25		545,000	545,630,777
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26		763,000	764,676,052
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25		354,000	354,373,364

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	80,000	$80,034,969

TOTAL U.S. TREASURY OBLIGATIONS		1,744,715,162

COMMERCIAL PAPER — (29.3%)
CANADA — (3.8%)
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	12,000	11,936,402
PSP Capital, Inc.
Ω 5.731%, 05/13/24	10,000	9,980,797
Ω 5.477%, 07/15/24	91,500	90,472,611
Ω 5.462%, 07/23/24	40,500	39,998,394
Toronto-Dominion Bank
Ω 5.458%, 06/13/24	80,000	79,481,954
Ω 5.472%, 06/17/24	45,000	44,681,904
Ω 5.472%, 06/25/24	75,000	74,380,671

TOTAL CANADA		350,932,733

FRANCE — (7.6%)
Caisse d’Amortissement de la Dette Sociale
Ω 5.467%, 07/03/24	55,000	54,474,999
Ω 5.467%, 07/08/24	40,000	39,587,457
Ω 5.517%, 08/28/24	90,000	88,380,000
Caisse des Depots et Consignations
Ω 5.434%, 05/31/24	65,000	64,703,851
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.521%, 08/12/24	21,084	20,759,313
Ω 5.522%, 08/13/24	17,250	16,981,834
Ω 5.526%, 08/14/24	12,000	11,811,697
Ω 5.526%, 08/14/24	33,000	32,482,166
Ω 5.528%, 08/20/24	40,000	39,337,292
Ω 5.524%, 08/26/24	14,050	13,804,938
Ω 5.550%, 09/18/24	45,500	44,554,427
Sanofi SA
Ω 5.457%, 06/13/24	90,000	89,412,160
Ω 5.457%, 07/10/24	50,000	49,472,693
Ω 5.461%, 07/10/24	35,000	34,630,885
Ω 5.468%, 07/10/24	65,000	64,314,501
Ω 5.492%, 07/17/24	35,000	34,594,140

TOTAL FRANCE		699,302,353

GERMANY — (1.9%)
Erste Abwicklungsanstalt
Ω 5.456%, 06/14/24	75,000	74,493,281

37

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
GERMANY — (Continued)
Ω 5.429%, 06/21/24	100,000	$99,211,526

TOTAL GERMANY		173,704,807

NETHERLANDS — (1.5%)
Cooperatieve Rabobank UA
5.618%, 06/04/24	39,500	39,297,310
Nederlandse Waterschapsbank NV
Ω 5.452%, 07/24/24	100,000	98,746,250

TOTAL NETHERLANDS		138,043,560

NORWAY — (0.3%)
DNB Bank ASA
Ω 5.460%, 06/28/24	11,940	11,836,636
Ω 5.433%, 07/01/24	14,800	14,665,356

TOTAL NORWAY		26,501,992

SINGAPORE — (5.4%)
DBS Bank Ltd.
Ω 5.456%, 05/28/24	61,000	60,746,731
Ω 5.468%, 06/14/24	160,000	158,910,880
Ω 5.482%, 06/18/24	20,000	19,854,534
Ω 5.520%, 08/01/24	15,000	14,793,152
United Overseas Bank Ltd.
Ω 5.458%, 06/04/24	65,000	64,661,594
Ω 5.472%, 07/18/24	100,000	98,819,389
Ω 5.486%, 07/23/24	60,000	59,246,800
Ω 5.526%, 08/27/24	25,000	24,555,403

TOTAL SINGAPORE		501,588,483

UNITED STATES — (8.8%)
Bank of Montreal
5.492%, 06/26/24	50,000	49,578,042
Caisse des Depots et Consignations
Ω 5.431%, 06/25/24	45,000	44,627,880
Ω 5.472%, 07/31/24	16,000	15,782,471
Ω 5.462%, 08/05/24	47,500	46,819,114
Cisco Systems, Inc.
Ω 5.483%, 06/05/24	53,900	53,609,102
Ω 5.469%, 06/06/24	45,000	44,750,385
Ω 5.476%, 06/11/24	97,550	96,935,728
Ω 5.472%, 06/12/24	76,000	75,509,952
Equinor ASA
Ω 5.575%, 10/18/24	25,000	24,363,144

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
National Securities Clearing Corp.
Ω 5.444%, 05/14/24		25,000	$24,948,218
Ω 5.473%, 06/12/24		33,500	33,282,049
Ω 5.472%, 06/27/24		50,000	49,562,050
NRW Bank
Ω 5.441%, 06/03/24		25,560	25,431,784
Ω 5.446%, 06/03/24		20,000	19,899,675
Ω 5.452%, 06/05/24		66,500	66,146,752
Ω 5.468%, 06/10/24		100,000	99,394,832
Ω 5.466%, 07/15/24		30,000	29,662,053
Siemens Capital Co. LLC
Ω 5.467%, 07/31/24		8,000	7,892,053

TOTAL UNITED STATES			808,195,284

TOTAL COMMERCIAL PAPER (Cost $2,698,821,414)			2,698,269,212

FOREIGN SOVEREIGN OBLIGATIONS — (2.9%)

CANADA — (0.1%)
Canada Treasury Bills
∞ 4.934%, 06/06/24	CAD	20,000	14,455,671

SINGAPORE — (2.8%)
Monetary Authority of Singapore Bills
∞ 3.870%, 05/10/24	SGD	150,000	109,780,057
∞ 3.831%, 05/17/24	SGD	200,000	146,263,797

TOTAL SINGAPORE			256,043,854

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			270,499,525

TOTAL INVESTMENT SECURITIES (Cost $9,231,589,830)			9,195,092,130

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund		463,556	5,362,410

TOTAL INVESTMENTS — (100.0%) (Cost $9,236,952,240)			$9,200,454,540

38

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2024, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	20,452,862	NZD	34,263,935	Morgan Stanley and Co. International	05/02/24	$262,844
USD	138,285,630	AUD	212,038,913	UBS AG	05/02/24	926,793
USD	114,410,064	AUD	173,071,824	Societe Generale	05/07/24	2,277,301
GBP	4,939,593	USD	6,153,511	Barclays Capital	05/08/24	18,928
USD	11,644,779	GBP	9,218,610	State Street Bank and Trust	05/08/24	125,348
USD	124,124,153	AUD	190,977,012	State Street Bank and Trust	05/08/24	386,957
USD	72,926,868	SGD	98,000,000	Barclays Capital	05/10/24	1,111,740
USD	72,293,430	SGD	97,141,000	State Street Bank and Trust	05/10/24	1,107,784
USD	76,943,455	EUR	71,617,058	Bank of America Corp.	05/13/24	483,673
USD	134,666,959	AUD	206,240,306	Bank of America Corp.	05/13/24	1,020,187
USD	11,802,308	GBP	9,295,718	Bank of New York Mellon	05/13/24	186,228
GBP	9,295,718	USD	11,572,823	Barclays Capital	05/13/24	43,257
USD	124,934,323	AUD	192,449,493	Societe Generale	05/16/24	212,845
USD	146,858,508	SGD	200,070,500	State Street Bank and Trust	05/17/24	196,710
USD	19,749,318	NOK	215,871,657	UBS AG	05/24/24	305,764
USD	146,322,665	GBP	116,910,946	State Street Bank and Trust	05/28/24	217,415
USD	113,617,277	AUD	173,653,147	State Street Bank and Trust	05/28/24	1,036,208
USD	124,899,568	AUD	191,135,927	State Street Bank and Trust	05/31/24	972,948
USD	11,784,583	NZD	19,815,646	UBS AG	05/31/24	108,276
USD	44,419,710	NZD	73,071,593	UBS AG	06/11/24	1,362,468
USD	64,587,923	EUR	59,892,301	State Street Bank and Trust	07/01/24	512,243
USD	68,273,370	EUR	63,080,763	State Street Bank and Trust	07/02/24	783,516
USD	19,128,128	SEK	204,539,138	UBS AG	07/02/24	517,252
USD	38,456,364	EUR	35,290,700	Bank of America Corp.	07/03/24	697,307
USD	36,893,474	EUR	33,952,067	Bank of America Corp.	07/05/24	563,325
USD	145,130,613	CAD	198,377,743	Bank of America Corp.	07/10/24	861,801
USD	63,917,541	EUR	59,351,224	HSBC Bank	07/10/24	394,560
EUR	58,765,152	USD	62,812,055	Morgan Stanley and Co. International	07/11/24	86,563
USD	56,503,632	SEK	610,417,380	State Street Bank and Trust	07/12/24	934,969
USD	137,154,226	CAD	188,203,029	UBS AG	07/12/24	279,960
USD	109,815,826	SGD	148,970,000	Bank of America Corp.	07/16/24	305,926
EUR	75,503,614	USD	80,730,767	Barclays Capital	07/17/24	106,068
USD	84,584,706	EUR	78,985,768	State Street Bank and Trust	07/17/24	19,754
USD	144,785,263	CAD	198,385,781	UBS AG	07/17/24	492,365
USD	144,160,092	CAD	198,194,178	UBS AG	07/18/24	3,950
USD	55,654,380	CAD	76,141,531	Societe Generale	07/19/24	271,988
USD	71,189,908	CAD	97,449,312	State Street Bank and Trust	07/19/24	309,064
USD	61,447,402	EUR	57,067,431	Australia and New Zealand Bank	07/24/24	329,238
USD	127,495,654	CAD	174,048,894	State Street Bank and Trust	07/24/24	887,814
USD	131,198,784	CAD	178,908,448	State Street Bank and Trust	07/25/24	1,053,624

Total Appreciation						$21,774,961
NZD	14,496,906	USD	8,576,790	Morgan Stanley and Co. International	05/02/24	$(34,490)
AUD	19,445,428	USD	12,848,145	Societe Generale	05/02/24	(251,394)
AUD	192,593,485	USD	125,742,360	State Street Bank and Trust	05/02/24	(980,275)
NZD	19,767,029	USD	11,755,848	UBS AG	05/02/24	(108,129)
SGD	195,141,000	USD	143,580,096	Morgan Stanley and Co. International	05/10/24	(579,322)
EUR	69,825,310	USD	76,064,704	Bank of America Corp.	05/13/24	(1,517,828)
USD	119,710,003	AUD	185,702,913	State Street Bank and Trust	05/20/24	(653,809)
NZD	73,071,593	USD	43,236,717	State Street Bank and Trust	06/11/24	(179,475)
EUR	5,324,675	USD	5,701,358	UBS AG	07/02/24	(4,510)
USD	76,047,233	EUR	71,111,046	Morgan Stanley and Co. International	07/11/24	(65,673)
USD	65,346,998	EUR	61,079,621	Bank of America Corp.	07/12/24	(31,905)

39

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	58,155,175	EUR	54,376,945	Bank of America Corp.	07/18/24	$(65,391)

Total (Depreciation)						$(4,472,201)

Total Appreciation (Depreciation)						$17,302,760

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$907,822,549	—	$907,822,549
Austria	—	8,834,223	—	8,834,223
Belgium	—	139,193,732	—	139,193,732
Canada	—	1,023,679,069	—	1,023,679,069
Denmark	—	19,325,376	—	19,325,376
Finland	—	71,878,248	—	71,878,248
France	—	195,062,956	—	195,062,956
Germany	—	204,490,750	—	204,490,750
Netherlands	—	364,210,525	—	364,210,525
New Zealand	—	11,646,496	—	11,646,496
Norway	—	100,974,762	—	100,974,762
Singapore	—	41,875,599	—	41,875,599
Supranational Organization Obligations	—	855,470,564	—	855,470,564
Sweden	—	411,596,698	—	411,596,698
United States	—	125,546,684	—	125,546,684
U.S. Treasury Obligations	—	1,744,715,162	—	1,744,715,162
Commercial Paper	—	2,698,269,212	—	2,698,269,212
Foreign Sovereign Obligations	—	270,499,525	—	270,499,525
Securities Lending Collateral	—	5,362,410	—	5,362,410

Total Investments in Securities	—	$9,200,454,540	—	$9,200,454,540

Financial Instruments
Assets
Forward Currency Contracts**	—	21,774,961	—	21,774,961
Liabilities
Forward Currency Contracts**	—	(4,472,201)	—	(4,472,201)

Total Financial Instruments	—	$17,302,760	—	$17,302,760

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (97.5%)
AUSTRALIA — (7.3%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	14,000	$7,577,872
1.750%, 03/20/34	AUD	6,000	2,859,554
4.750%, 02/20/35	AUD	5,000	3,102,969
Queensland Treasury Corp.
3.500%, 08/21/30	AUD	11,000	6,651,414
1.750%, 08/21/31	AUD	3,000	1,575,722
1.750%, 07/20/34	AUD	7,000	3,295,166
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	3,000	1,532,533
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	5,000	3,053,324
2.250%, 11/20/34	AUD	51,500	25,156,999
2.000%, 09/17/35	AUD	11,000	5,079,390
2.000%, 11/20/37	AUD	4,200	1,801,042
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	4,849,415

TOTAL AUSTRALIA			66,535,400

BELGIUM — (1.3%)
Kingdom of Belgium Government Bonds
1.900%, 06/22/38	EUR	13,000	11,709,602

CANADA — (11.0%)
CPPIB Capital, Inc.
0.875%, 02/06/29	EUR	2,100	2,013,020
1.500%, 03/04/33	EUR	31,520	29,094,991
Ontario Teachers’ Finance Trust
1.850%, 05/03/32	EUR	13,000	12,328,254
Province of British Columbia
3.550%, 06/18/33	CAD	18,000	12,138,902
Province of Ontario
3.750%, 06/02/32	CAD	15,000	10,398,177
Province of Quebec
Δ 0.000%, 10/15/29	EUR	27,700	24,856,454
Δ 0.000%, 10/29/30	EUR	11,500	9,981,596

TOTAL CANADA			100,811,394

		Face Amount^ (000)	Value†
DENMARK — (2.6%)
Denmark Government Bonds
2.250%, 11/15/33	DKK	150,000	$20,852,638
Kommunekredit
Δ 0.000%, 11/17/29	EUR	2,917	2,636,775

TOTAL DENMARK			23,489,413

FINLAND — (6.9%)
Finland Government Bonds
1.125%, 04/15/34	EUR	42,000	37,534,476
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	28,011	25,667,152

TOTAL FINLAND			63,201,628

FRANCE — (25.1%)
Action Logement Services
0.500%,10/30/34	EUR	25,200	19,940,582
4.125%,10/03/38	EUR	10,000	11,132,289
Agence Francaise de Developpement EPIC
0.500%,05/31/35	EUR	5,000	3,920,842
French Republic Government Bonds OAT
3.500%,11/25/33	EUR	69,000	76,290,305
1.250%,05/25/34	EUR	75,000	67,494,885
4.750%,04/25/35	EUR	23,000	28,205,707
SNCF Reseau
5.250%,12/07/28	GBP	5,213	6,642,021
5.000%,10/10/33	EUR	11,000	13,186,697
Unedic Asseo
1.250%,05/25/33	EUR	3,400	3,107,105

TOTAL FRANCE			229,920,433

GERMANY — (4.0%)
Deutsche Bahn Finance GmbH
1.625%,08/16/33	EUR	4,773	4,407,529
Kreditanstalt fuer Wiederaufbau
5.750%,06/07/32	GBP	14,775	20,093,378
0.050%,09/29/34	EUR	10,000	7,859,078
State of North Rhine-Westphalia
2.375%,05/13/33	EUR	4,600	4,661,457

TOTAL GERMANY			37,021,442

41

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NETHERLANDS — (1.7%)
BNG Bank NV
3.300%,04/26/29	AUD	19,600	$11,820,925
1.250%,03/30/37	EUR	4,500	3,765,448

TOTAL NETHERLANDS			15,586,373

NEW ZEALAND — (4.4%)
New Zealand Government Bonds
4.250%,05/15/34	NZD	35,000	19,560,797
2.750%,04/15/37	NZD	24,200	11,167,456
New Zealand Local Government Funding Agency Bonds
3.500%,04/14/33	NZD	10,000	5,069,128
3.000%,05/15/35	NZD	5,000	2,313,142
2.000%,04/15/37	NZD	6,000	2,329,262

TOTAL NEW ZEALAND			40,439,785

NORWAY — (2.9%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	26,477,352

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.9%)
Asian Development Bank
2.350%,06/21/27	JPY	1,830,000	12,351,615
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%,05/21/29	AUD	15,000	9,010,673
0.150%,10/10/34	EUR	30,000	23,654,906
European Financial Stability Facility
1.250%,05/24/33	EUR	30,000	27,518,471
European Investment Bank
1.900%,01/26/26	JPY	2,297,800	15,006,620
2.150%,01/18/27	JPY	517,100	3,449,093
3.875%,06/08/37	GBP	4,250	4,908,577
European Stability Mechanism
1.200%,05/23/33	EUR	16,700	15,324,211

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	7,200	$6,633,724
3.375%, 10/04/38	EUR	9,000	9,704,752
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	8,918,488

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			136,481,130

SWITZERLAND — (3.0%)
Swiss Confederation Government Bonds
4.000%, 04/08/28	CHF	22,900	27,943,107

UNITED KINGDOM — (12.4%)
U.K. Gilts
3.250%, 01/31/33	GBP	14,000	16,159,808
0.625%, 07/31/35	GBP	117,600	97,954,936

TOTAL UNITED KINGDOM			114,114,744

TOTAL BONDS			893,731,803

U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Notes
3.250%, 06/30/29		25,000	23,307,617

TOTAL INVESTMENT SECURITIES (Cost $1,105,867,446)			917,039,420

TOTAL INVESTMENTS — (100.0%) (Cost $1,105,867,446)			$917,039,420

As of April 30, 2024, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	64,438,718	GBP	51,228,135	Bank of America Corp.	05/02/24	$426,594

42

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,514,086	GBP	41,501,560	Bank of America Corp.	05/07/24	$654,619
USD	42,660,034	NZD	70,480,288	HSBC Bank	05/10/24	1,129,746
GBP	1,749,413	USD	2,185,622	Citibank, N.A.	05/13/24	473
GBP	2,502,677	USD	3,116,533	HSBC Bank	05/13/24	10,853
USD	80,849,713	EUR	75,255,358	Societe Generale	05/13/24	505,611
USD	70,978,872	GBP	55,889,003	State Street Bank and Trust	05/13/24	1,139,066
USD	89,902,527	AUD	138,516,179	Societe Generale	05/16/24	133,818
USD	31,796,641	JPY	4,890,608,882	Morgan Stanley and Co. International	05/20/24	703,676
EUR	6,254,112	USD	6,685,560	Barclays Capital	07/02/24	5,689
USD	84,109,444	EUR	77,333,676	HSBC Bank	07/02/24	1,370,456
USD	78,658,097	EUR	72,213,676	Bank of America Corp.	07/03/24	1,393,540
USD	8,040,454	EUR	7,495,477	Australia and New Zealand Bank	07/10/24	18,125
USD	46,526,826	EUR	43,195,659	HSBC Bank	07/10/24	294,974
USD	21,676,475	DKK	150,002,746	Societe Generale	07/10/24	134,633
USD	5,401,266	EUR	5,041,645	Royal Bank of Scotland	07/12/24	4,749
USD	22,897,489	CAD	31,287,798	Morgan Stanley and Co. International	07/23/24	138,316
USD	79,255,965	EUR	73,665,991	HSBC Bank	07/24/24	361,050
USD	28,746,486	CHF	25,952,204	Bank of America Corp.	07/25/24	247,144
USD	65,259,518	GBP	52,052,830	Morgan Stanley and Co. International	07/26/24	186,040

Total Appreciation						$8,859,172
GBP	51,228,135	USD	64,194,693	Morgan Stanley and Co. International	05/02/24	$(182,569)
NZD	697,223	USD	416,746	Royal Bank of Scotland	05/10/24	(5,909)
NZD	901,868	USD	533,565	State Street Bank and Trust	05/10/24	(2,143)
AUD	1,982,847	USD	1,290,134	UBS AG	05/16/24	(5,102)
DKK	2,293,548	USD	331,144	Citibank, N.A.	07/10/24	(1,768)
USD	79,864,762	EUR	74,678,001	Morgan Stanley and Co. International	07/11/24	(65,995)
USD	47,615,355	EUR	44,515,009	Bank of America Corp.	07/12/24	(32,983)
GBP	5,063,574	USD	6,364,790	Barclays Capital	07/26/24	(34,599)

Total (Depreciation)						$(331,068)

Total Appreciation (Depreciation)						$8,528,104

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$66,535,400	—	$66,535,400
Belgium.	—	11,709,602	—	11,709,602
Canada.	—	100,811,394	—	100,811,394
Denmark.	—	23,489,413	—	23,489,413
Finland.	—	63,201,628	—	63,201,628
France.	—	229,920,433	—	229,920,433
Germany.	—	37,021,442	—	37,021,442
Netherlands.	—	15,586,373	—	15,586,373
New Zealand.	—	40,439,785	—	40,439,785
Norway.	—	26,477,352	—	26,477,352
Supranational Organization Obligations	—	136,481,130	—	136,481,130

43

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$27,943,107	—	$27,943,107
United Kingdom.	—	114,114,744	—	114,114,744
U.S. Treasury Obligations.	—	23,307,617	—	23,307,617

Total Investments in Securities	—	$917,039,420	—	$917,039,420

Financial Instruments
Assets
Forward Currency Contracts**	—	8,859,172	—	8,859,172
Liabilities
Forward Currency Contracts**	—	(331,068)	—	(331,068)

Total Financial Instruments	—	$8,528,104	—	$8,528,104

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (7.3%)
Federal Home Loan Bank Discount Notes
∞ 5.518%, 05/03/24.	27,850	$27,837,758
∞ 5.400%, 07/24/24.	45,850	45,286,523
∞ 5.407%, 08/21/24.	38,500	37,866,760

TOTAL AGENCY OBLIGATIONS		110,991,041

U.S. TREASURY OBLIGATIONS — (92.4%)
U.S. Treasury Bills
∞ 5.373%, 05/02/24.	52,000	51,992,349
∞ 5.390%, 05/07/24.	148,750	148,619,075
∞ 5.369%, 05/09/24.	30,000	29,964,790
∞ 4.840%, 05/23/24.	52,700	52,529,954
∞ 5.379%, 05/28/24.	45,750	45,569,173
∞ 5.368%, 06/04/24.	7,000	6,965,110
∞ 5.390%, 06/11/24.	127,000	126,238,476
∞ 5.394%, 06/18/24.	68,750	68,267,834
∞ 5.391%, 07/18/24.	53,200	52,594,850
∞ 5.405%, 07/25/24.	150,500	148,635,316
∞ 5.373%, 08/01/24.	73,500	72,512,467
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25.	146,700	146,869,789
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26.	148,700	149,026,643
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.446%, 07/31/25.	147,375	147,439,419
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25.	148,325	148,481,438
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25.	4,550	4,555,223

TOTAL U.S. TREASURY OBLIGATIONS.		1,400,261,906

TOTAL INVESTMENT SECURITIES (Cost $1,510,716,088)		1,511,252,947

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.250%	4,458,093	4,458,093

TOTAL INVESTMENTS — (100.0%) (Cost $1,515,174,181)		$1,515,711,040

45

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$110,991,041	—	$110,991,041
U.S. Treasury Obligations	—	1,400,261,906	—	1,400,261,906
Temporary Cash Investments	$4,458,093	—	—	4,458,093

Total Investments in Securities	$4,458,093	$1,511,252,947	—	$1,515,711,040

See accompanying Notes to Financial Statements.

46

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (26.4%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,001,227
5.750%, 06/12/26	16,080	16,303,281
1.875%, 09/11/26	2,500	2,331,904
3.000%, 09/11/26	62,930	60,118,115
2.125%, 12/11/26	30,250	28,150,379
2.500%, 12/10/27	97,640	89,979,441
3.000%, 03/10/28	51,070	47,844,968
3.250%, 06/09/28	202,360	190,916,346
3.250%, 11/16/28	270,180	253,663,637
2.125%, 09/14/29	12,635	11,000,251
2.125%, 12/14/29	52,580	45,616,271
4.500%, 09/13/30	1,690	1,657,588
5.500%, 07/15/36	158,590	167,546,543
Tennessee Valley Authority
2.875%, 02/01/27	170,019	160,985,800
7.125%, 05/01/30	159,440	177,688,954
1.500%, 09/15/31	77,768	62,214,790
4.700%, 07/15/33	19,000	18,680,679
4.650%, 06/15/35	10,635	10,289,884
5.880%, 04/01/36	79,490	85,223,903
6.150%, 01/15/38	709	777,705
5.500%, 06/15/38	6,207	6,327,110

TOTAL AGENCY OBLIGATIONS		1,443,318,776

U.S. TREASURY OBLIGATIONS — (73.4%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,502,441
6.500%, 11/15/26	15,000	15,619,922
6.625%, 02/15/27	5,000	5,239,648
6.125%, 11/15/27	170,500	177,712,950
5.500%, 08/15/28	76,500	78,809,941
5.250%, 11/15/28	42,932	43,784,034
5.250%, 02/15/29	41,500	42,404,571
6.125%, 08/15/29	6,278	6,685,825
6.250%, 05/15/30	48,789	52,660,153
5.375%, 02/15/31	13,250	13,836,416
4.500%, 02/15/36	79,750	79,382,402
4.750%, 02/15/37	322,750	327,515,604
5.000%, 05/15/37	328,000	340,005,312
4.375%, 02/15/38	253,400	245,847,492
4.500%, 05/15/38	353,150	346,349,104
3.500%, 02/15/39	61,200	53,318,110
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,764,219
2.250%, 03/31/26	8,000	7,595,938
2.375%, 04/30/26	13,000	12,347,461
1.625%, 05/15/26	71,500	66,821,777

	Face Amount (000)	Value†
2.125%, 05/31/26	25,000	$23,583,985
1.875%, 06/30/26	22,750	21,308,574
1.875%, 07/31/26	45,000	42,050,390
1.500%, 08/15/26	65,000	60,135,156
1.375%, 08/31/26	11,000	10,135,898
1.625%, 09/30/26	19,000	17,577,227
1.625%, 10/31/26	31,000	28,607,187
2.000%, 11/15/26	35,550	33,080,942
1.500%, 01/31/27	5,000	4,566,602
2.250%, 02/15/27	25,000	23,291,992
1.125%, 02/28/27	27,750	25,021,611
0.625%, 03/31/27	5,000	4,429,492
0.500%, 04/30/27	5,000	4,396,484
2.375%, 05/15/27	161,000	149,755,156
0.500%, 05/31/27	22,000	19,278,359
0.500%, 06/30/27	12,250	10,701,523
0.375%, 07/31/27	3,000	2,599,805
2.250%, 08/15/27	114,400	105,417,813
0.500%, 08/31/27	5,000	4,338,281
0.375%, 09/30/27	5,000	4,305,273
0.500%, 10/31/27	7,000	6,032,852
2.250%, 11/15/27	5,000	4,584,180
0.625%, 11/30/27	5,000	4,315,820
2.750%, 02/15/28	28,750	26,710,547
1.125%, 02/29/28	5,000	4,362,109
1.250%, 03/31/28	5,000	4,372,461
1.250%, 04/30/28	37,000	32,270,937
2.875%, 05/15/28	88,000	81,881,250
1.250%, 06/30/28	13,500	11,716,523
1.000%, 07/31/28	6,000	5,137,969
2.875%, 08/15/28	10,750	9,965,586
1.250%, 09/30/28	25,000	21,536,133
1.375%, 10/31/28	37,875	32,741,162
3.125%, 11/15/28	21,000	19,613,672
2.625%, 02/15/29	130,000	118,289,844
2.375%, 05/15/29	232,500	208,205,566
1.625%, 08/15/29	44,700	38,337,234
4.000%, 10/31/29	23,500	22,679,336
1.750%, 11/15/29	44,250	38,044,629
3.875%, 11/30/29	91,750	87,929,473
3.875%, 12/31/29	86,250	82,621,436
3.500%, 01/31/30	16,000	15,019,375
1.500%, 02/15/30	38,400	32,200,500
4.000%, 02/28/30	38,000	36,607,656
3.625%, 03/31/30	15,000	14,158,008
3.500%, 04/30/30	12,600	11,805,609
0.625%, 05/15/30	152,050	119,674,041
3.750%, 05/31/30	11,500	10,912,871
3.750%, 06/30/30	20,000	18,967,188
4.000%, 07/31/30	22,000	21,149,219

47

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
0.625%, 08/15/30	125,000	$97,470,702
4.625%, 09/30/30	18,500	18,406,777
4.875%, 10/31/30	8,000	8,070,000
4.375%, 11/30/30	8,400	8,239,547
1.250%, 08/15/31	214,250	169,232,392
1.375%, 11/15/31	7,500	5,932,617
2.875%, 05/15/32	16,000	14,058,750
4.500%, 11/15/33	13,000	12,809,063
4.000%, 02/15/34	15,000	14,203,125

TOTAL U.S. TREASURY OBLIGATIONS		4,013,051,229

TOTAL INVESTMENT SECURITIES (Cost $6,033,035,042)		5,456,370,005

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 5.250%	8,533,767	$8,533,767

TOTAL INVESTMENTS — (100.0%) (Cost $6,041,568,809)		$5,464,903,772

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,443,318,776	—	$1,443,318,776
U.S. Treasury Obligations	—	4,013,051,229	—	4,013,051,229
Temporary Cash Investments	$8,533,767	—	—	8,533,767

Total Investments in Securities	$8,533,767	$5,456,370,005	—	$5,464,903,772

See accompanying Notes to Financial Statements.

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (78.0%)
AerCap Ireland Capital
DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		8,200	$8,131,780
3.500%, 01/15/25		4,000	3,932,782
6.500%, 07/15/25		7,102	7,152,884
4.450%, 10/01/25		1,800	1,764,980
1.750%, 01/30/26		16,100	15,000,454
4.450%, 04/03/26		410	400,463
AES Corp.
Ω 3.300%, 07/15/25		400	387,371
1.375%, 01/15/26		8,849	8,194,469
Aetna, Inc.
3.500%, 11/15/24		1,236	1,220,967
AIB Group PLC
1.250%, 05/28/24	EUR	8,303	8,842,996
Alimentation Couche-Tard, Inc.
3.056%, 07/26/24	CAD	24,100	17,417,333
Altria Group, Inc.
2.350%, 05/06/25		5,000	4,835,378
Amcor Flexibles North America, Inc.
4.000%, 05/17/25		16,150	15,825,309
Ameren Corp.
2.500%, 09/15/24		2,575	2,541,992
American Express Co.
2.500%, 07/30/24		8,900	8,829,795
2.250%, 03/04/25		3,080	2,995,301
American Express Co., Floating Rate Note, SOFR + 0.650%, FRN
(r) 5.998%, 11/04/26		30,122	30,201,149
American Express Co., Floating Rate Note, SOFR + 0.720%, FRN (r) 6.068%, 05/03/24		1,232	1,232,018
American Honda Finance Corp.
# 0.550%, 07/12/24		50,000	49,514,955
1.950%, 10/18/24	EUR	1,550	1,638,238
American Honda Finance Corp., Floating Rate Note, SOFR + 0.550%, FRN
(r) 5.899%, 02/12/25		350	350,407

		Face Amount^ (000)	Value†
American Honda Finance Corp., Floating Rate Note, SOFR + 0.600%, FRN
(r) 5.948%, 08/14/25		225	$225,409
American Honda Finance Corp., Floating Rate Note, SOFR + 0.710%, FRN
(r) 6.063%, 01/09/26		2,767	2,778,306
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,079,154
American Tower Corp.
3.375%, 05/15/24		6,200	6,193,849
2.400%, 03/15/25		4,300	4,170,563
4.000%, 06/01/25		7,489	7,354,528
American Water Capital Corp.
3.400%, 03/01/25		1,676	1,645,586
Amgen, Inc.
3.625%, 05/22/24		4,928	4,922,062
Aon Global Ltd.
3.500%, 06/14/24		10,466	10,439,820
APA Infrastructure Ltd.
Ω 4.200%, 03/23/25		12,284	12,087,290
4.200%, 03/23/25		11,334	11,152,503
ArcelorMittal SA
6.125%, 06/01/25		1,000	1,002,131
Arrow Electronics, Inc.
3.250%, 09/08/24		7,895	7,821,551
Arval Service Lease SA
0.875%, 02/17/25	EUR	9,600	10,002,439
Asian Development Bank
0.375%, 06/11/24		13,500	13,425,195
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/16/26		26,800	27,184,580
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	481,093
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		6,000	6,031,140
AT&T, Inc.
2.850%, 05/25/24	CAD	19,550	14,177,283

49

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.800%, FRN
(r) 5.149%, 02/05/27	AUD	4,218	$2,740,800
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.830%, FRN
(r) 5.174%, 03/31/26	AUD	3,300	2,148,387
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 5.269%, 11/04/25	AUD	7,000	4,564,102
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω 5.914%, 03/18/26		18,706	18,727,886
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.104%, 07/03/25		11,820	11,867,516
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.810%, FRN
(r)Ω 6.164%, 01/18/27		20,000	20,148,480
Banco Santander SA
0.250%, 06/19/24	EUR	800	849,587
3.496%, 03/24/25		4,000	3,923,629
Bank of America Corp.
2.375%, 06/19/24	EUR	5,250	5,590,443
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r) 5.764%, 06/14/24		1,359	1,359,076
Bank of America NA, Floating Rate Note, SOFR + 0.780%, FRN
(r) 6.130%, 08/18/25		420	421,934
Bank of Montreal
0.625%, 07/09/24		400	396,197
2.280%, 07/29/24	CAD	8,750	6,312,280
2.700%, 09/11/24	CAD	10,300	7,416,838
Bank of Montreal, SOFR + 0.620%, FRN
(r) 5.974%, 09/15/26		1,545	1,543,188

		Face Amount^ (000)	Value†
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.359%, 07/17/24	AUD	14,000	$9,076,346
Bank of Montreal, Floating Rate Note, SOFR + 0.710%, FRN
(r) 6.064%, 12/12/24		1,380	1,382,983
Bank of Montreal, Floating Rate Note, SOFR + 1.330%, FRN
(r) 6.683%, 06/05/26		6,000	6,099,000
Bank of New York Mellon Corp.
1.600%, 04/24/25		3,500	3,368,695
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.975%, 04/25/25		670	672,053
Bank of New Zealand
Ω 1.000%, 03/03/26		20	18,405
Bank of Nova Scotia
0.650%, 07/31/24		4,000	3,950,729
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r) 5.736%, 07/31/24		4,284	4,285,795
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r) 5.813%, 01/10/25		1,170	1,171,248
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.900%, FRN
(r) 6.253%, 04/11/25		11,214	11,269,472
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r) 6.444%, 06/12/25		25,933	26,150,604
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		2,700	2,650,561
#Ω 0.998%, 02/04/25		2,950	2,846,336
0.998%, 02/04/25		4,400	4,245,383
0.010%, 03/07/25	EUR	10,200	10,548,933
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω 6.484%, 01/23/27		8,250	8,331,840

50

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω 5.758%, 02/04/25		6,623	$6,623,974
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 1.400%, FRN
(r)Ω 6.754%, 07/13/26		3,850	3,912,167
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	8,754	9,298,365
Δ 0.000%, 01/22/25	EUR	7,800	8,097,564
Barclays PLC
3.650%, 03/16/25		12,419	12,183,749
4.375%, 01/12/26		5,380	5,246,567
BAT Capital Corp.
3.222%, 08/15/24		2,204	2,185,347
2.789%, 09/06/24		940	929,610
BAT International Finance PLC
1.668%, 03/25/26		9,826	9,124,022
Baxter International, Inc.
0.400%, 05/15/24	EUR	6,014	6,410,314
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		2,968	2,951,012
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	988,498
Becton Dickinson & Co.
3.363%, 06/06/24		1,054	1,051,444
Belfius Bank SA
0.010%, 10/15/25	EUR	5,000	5,040,868
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	15,700	16,739,466
BMW U.S. Capital LLC
Ω 0.750%, 08/12/24		6,466	6,378,123
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω 5.969%, 08/11/25		31,650	31,747,648
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.840%, FRN
(r)Ω 6.195%, 04/01/25		1,806	1,814,813
BNG Bank NV
4.750%, 05/22/24		12,808	12,801,178
BNG Bank NV, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 08/05/26		20,000	20,284,654
BNP Paribas SA
1.000%, 06/27/24	EUR	5,083	5,400,007

		Face Amount^ (000)	Value†
1.125%, 08/28/24	EUR	8,000	$8,461,381
Boardwalk Pipelines LP
5.950%, 06/01/26		2,123	2,128,185
Boeing Co.
3.100%, 05/01/26		7,700	7,253,446
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	6,000	6,361,979
# 3.650%, 03/15/25		11,425	11,233,325
BPCE SA
1.000%, 07/15/24	EUR	2,300	2,439,726
Ω 2.375%, 01/14/25		21,027	20,504,331
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r) 5.838%, 02/20/26		10,750	10,788,037
Brixmor Operating Partnership LP
3.850%, 02/01/25		2,651	2,608,544
Brookfield Corp.
4.000%, 01/15/25		39,625	39,151,623
Brown & Brown, Inc.
4.200%, 09/15/24		7,494	7,443,657
CaixaBank SA
0.375%, 02/03/25	EUR	2,300	2,390,473
Campbell Soup Co.
3.950%, 03/15/25		17,000	16,731,392
Canada Government Bonds
1.500%, 05/01/24	CAD	47,800	34,718,498
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	53,500	38,749,755
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	30,000	21,596,557
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.774%, 10/18/24		3,061	3,063,162
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.940%, FRN
(r) 6.293%, 04/07/25		4,906	4,933,143
Canadian Natural Resources Ltd.
3.550%, 06/03/24	CAD	3,900	2,828,743
3.900%, 02/01/25		5,789	5,709,649
2.050%, 07/15/25		3,809	3,640,029
Capital One Financial Corp.
3.300%, 10/30/24		2,628	2,596,363

51

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
3.200%, 02/05/25		13,412	$13,149,163
Cardinal Health, Inc.
3.079%, 06/15/24		6,000	5,978,930
Carrier Global Corp.
2.242%, 02/15/25		2,200	2,140,361
Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
#(r) 5.804%, 08/11/25		34,000	34,101,832
Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.460%, FRN
#(r) 5.811%, 02/27/26		3,800	3,809,307
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.740%, 05/19/25		6,340	6,349,331
(r)Ω 5.749%, 05/19/25		22,500	22,533,116
Celanese U.S. Holdings LLC
1.400%, 08/05/26		13,998	12,696,617
Cencora, Inc.
3.400%, 05/15/24		4,550	4,545,301
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
#(r) 5.868%, 05/13/26		26,530	26,501,170
Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r) 6.402%, 03/03/27		15,000	15,127,075
Charles Schwab Corp.
3.850%, 05/21/25		9,100	8,944,535
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	8,972	9,359,890
Cigna Group
3.250%, 04/15/25		4,630	4,525,050
Citigroup, Inc.
1.750%, 01/28/25	EUR	4,500	4,728,013
# 3.400%, 05/01/26		2,009	1,927,950
CNA Financial Corp.
3.950%, 05/15/24		26,626	26,610,279
CNH Industrial Capital LLC
3.950%, 05/23/25		16,910	16,567,374
CNO Financial Group, Inc.
5.250%, 05/30/25		11,350	11,254,986
Commerzbank AG
1.750%, 01/22/25	GBP	1,100	1,335,950

		Face Amount^ (000)	Value†
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.750%, FRN
(r) 5.090%, 08/17/26	AUD	2,500	$1,624,498
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.950%, FRN
(r) 5.290%, 08/17/28	AUD	6,500	4,233,887
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 1.020%, FRN
(r) 5.360%, 08/18/27	AUD	7,500	4,898,658
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω 5.984%, 09/12/25		19,900	19,966,187
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 03/13/26		1,800	1,809,288
Conagra Brands, Inc.
4.300%, 05/01/24		6,776	6,776,000
Constellation Energy Generation LLC
3.250%, 06/01/25		40,500	39,446,716
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		45,658	45,342,117
2.625%, 07/22/24		1,000	993,082
1.250%, 01/14/25	GBP	200	242,952
Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r) 5.206%, 02/26/27	AUD	11,500	7,464,886
Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r) 5.366%, 02/26/29	AUD	2,700	1,751,922
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r) 6.063%, 01/09/26		22,100	22,207,179
(r) 6.063%, 03/05/27		17,750	17,796,771

52

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Cooperatieve Rabobank UA, Floating Rate Note, 3M Swap + 1.180%, FRN
(r) 5.543%, 01/19/28	AUD	8,000	$5,233,935
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.380%, FRN
(r) 5.733%, 01/10/25		1,300	1,300,867
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r) 6.253%, 10/05/26		2,500	2,520,484
Cox Communications, Inc.
Ω 3.850%, 02/01/25		2,000	1,969,868
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	6,195	4,475,619
CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω 6.603%, 03/11/26		1,517	1,543,732
(r) 6.603%, 03/11/26		4,550	4,630,177
Credit Agricole SA
2.375%, 05/20/24	EUR	2,300	2,452,529
1.000%, 09/16/24	EUR	3,000	3,166,691
1.375%, 03/13/25	EUR	400	418,010
1.000%, 09/18/25	EUR	7,000	7,206,086
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω 6.223%, 03/11/27		6,257	6,279,361
Credit Agricole SA, Floating Rate Note, SOFR + 1.290%, FRN
(r)Ω 6.643%, 07/05/26		9,955	10,094,330
Crown Castle, Inc.
3.200%, 09/01/24		7,955	7,883,354
Daimler Truck Finance North America LLC
Ω 3.500%, 04/07/25		37,415	36,656,812
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 12/13/24		5,750	5,763,454
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	7,200	7,503,888
Deutsche Bank AG
0.898%, 05/28/24		3,398	3,386,609
2.625%, 12/16/24	GBP	2,500	3,067,614
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	10,700	11,223,232

		Face Amount^ (000)	Value†
Devon Energy Corp.
5.250%, 09/15/24		6,600	$6,581,420
Dexia SA
Δ 0.000%, 05/29/24	EUR	8,800	9,364,769
0.500%, 01/17/25	EUR	22,400	23,359,582
Diageo Finance PLC
0.500%, 06/19/24	EUR	1,000	1,062,215
1.750%, 09/23/24	EUR	2,600	2,751,070
Discover Bank
3.450%, 07/27/26		1,293	1,221,806
Discover Financial Services
4.500%, 01/30/26		1,502	1,464,061
Discovery Communications LLC
2.500%, 09/20/24	GBP	2,800	3,457,035
3.450%, 03/15/25		1,010	987,043
Dominion Energy, Inc.
3.300%, 03/15/25		2,400	2,349,554
DXC Technology Co.
1.800%, 09/15/26		2,639	2,390,333
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		19,083	18,768,376
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	750	790,605
eBay, Inc.
# 3.450%, 08/01/24		670	666,039
Edison International
3.550%, 11/15/24		1,500	1,481,471
4.950%, 04/15/25		44,815	44,427,525
EDP Finance BV
Ω 3.625%, 07/15/24		6,000	5,972,225
Elevance Health, Inc.
3.500%, 08/15/24		9,505	9,442,843
3.350%, 12/01/24		400	394,712
2.375%, 01/15/25		4,216	4,118,732
Emera U.S. Finance LP
0.833%, 06/15/24		4,270	4,239,806
Enbridge, Inc.
2.500%, 01/15/25		7,500	7,323,908
Enel Finance International NV
5.625%, 08/14/24	GBP	5,250	6,559,679
Energy Transfer LP
4.050%, 03/15/25		13,982	13,768,341
2.900%, 05/15/25		9,845	9,571,251
Equifax, Inc.
2.600%, 12/01/24		6,900	6,772,157
Equinix, Inc.
2.625%, 11/18/24		15,500	15,224,036
ERAC USA Finance LLC
#Ω 3.850%, 11/15/24		20,900	20,683,405

53

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r) 5.544%, 04/14/26		2,078	$2,076,732
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r) 5.649%, 02/16/29		26,430	26,295,822
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.330%, FRN
(r) 5.679%, 02/20/28		23,180	23,190,663
Evergy, Inc.
2.450%, 09/15/24		16,000	15,788,498
Exelon Corp.
3.950%, 06/15/25		2,312	2,266,923
Expedia Group, Inc.
5.000%, 02/15/26		22,491	22,216,971
Experian Finance PLC
2.125%, 09/27/24	GBP	2,000	2,467,392
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	3,700	3,925,898
Fiserv, Inc.
2.750%, 07/01/24		10,986	10,928,061
Flex Ltd.
4.750%, 06/15/25		15,825	15,619,234
3.750%, 02/01/26		31,223	30,098,040
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		2,400	2,348,299
GAS Networks Ireland
0.125%, 12/04/24	EUR	1,700	1,773,330
General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r) 5.914%, 05/05/26		2,899	2,905,776
General Mills, Inc.
4.000%, 04/17/25		4,100	4,035,935
General Motors Financial Co., Inc.
2.750%, 06/20/25		22,533	21,764,036
General Motors Financial Co., Inc., Floating Rate Note, SOFR + 1.350%, FRN
(r) 6.698%, 05/08/27		13,300	13,410,124

		Face Amount^ (000)	Value†
Georgia-Pacific LLC
Ω 0.625%, 05/15/24		16,000	$15,970,011
Ω 3.600%, 03/01/25		2,350	2,310,795
Gilead Sciences, Inc.
3.500%, 02/01/25		6,476	6,374,825
GlaxoSmithKline Capital PLC
3.000%, 06/01/24		7,358	7,341,996
Glencore Funding LLC
Ω 1.625%, 09/01/25		2,244	2,121,303
Ω 1.625%, 04/27/26		9,399	8,678,038
Global Payments, Inc.
1.500%, 11/15/24		6,236	6,095,420
2.650%, 02/15/25		10,900	10,631,111
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	6,600	6,963,227
3.375%, 03/27/25	EUR	3,250	3,453,522
3.750%, 05/22/25		17,519	17,175,335
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	1,000	1,065,709
1.875%, 06/19/25	EUR	4,000	4,182,060
Harley-Davidson Financial Services, Inc.
3.050%, 02/14/27		3,000	2,778,117
Hess Corp.
3.500%, 07/15/24		10,142	10,089,348
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		8,510	8,512,455
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	1,203	1,256,111
Honda Canada Finance, Inc.
2.500%, 06/04/24	CAD	1,600	1,159,394
HOWOGE Wohnungsbaugesellschaft GmbH
Δ 0.000%, 11/01/24	EUR	6,800	7,110,025
HP, Inc.
2.200%, 06/17/25		10,859	10,436,830
HSBC Holdings PLC
6.500%, 05/20/24	GBP	3,000	3,749,745
0.875%, 09/06/24	EUR	9,000	9,502,898
Humana, Inc.
3.850%, 10/01/24		17,000	16,859,475
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	5,400	5,620,252
ING Groep NV
1.125%, 02/14/25	EUR	4,900	5,119,520

54

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r) 5.523%, 09/16/26		33,290	$33,227,748
Inter-American Development Bank, Floating Rate Note, SOFR + 0.270%, FRN
(r) 5.623%, 03/20/28		11,000	10,959,388
Inter-American Development Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 04/12/27		1,062	1,060,375
Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r) 5.705%, 10/04/27		60,800	60,802,213
(r) 5.705%, 10/05/28		40,300	40,269,806
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	62,621	45,138,612
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.629%, 02/23/27		29,500	29,522,420
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.370%, FRN
(r) 5.723%, 01/12/27		16,000	16,036,491
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.430%, FRN
(r) 5.779%, 08/19/27		61,638	61,908,591
International Business Machines Corp.
3.000%, 05/15/24		12,900	12,887,069
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 03/16/26		3,810	3,815,221

		Face Amount^ (000)	Value†
Interstate Power & Light Co.
# 3.250%, 12/01/24		690	$680,690
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		2,500	2,473,232
ITC Holdings Corp.
3.650%, 06/15/24		3,571	3,560,108
J M Smucker Co.
3.500%, 03/15/25		1,000	981,486
Japan Bank for International Cooperation
1.750%, 10/17/24		1,000	982,594
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.792%, 03/06/26		4,600	4,612,722
John Deere Capital Corp., Floating Rate Note, SOFR + 0.570%, FRN
(r) 5.920%, 03/03/26		2,100	2,110,126
John Deere Capital Corp., Floating Rate Note, SOFR + 0.570%, FRN
(r) 5.920%, 03/03/26		2,100	2,110,126
John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.143%, 06/08/26		33,997	34,310,085
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	7,000	5,042,400
Johnson Controls International PLC
1.375%, 02/25/25	EUR	1,000	1,045,545
JPMorgan Chase & Co.
1.500%, 01/27/25	EUR	4,000	4,198,640
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.975%, 04/29/26		2,100	2,105,176
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 12/08/26		7,700	7,797,223
Juniper Networks, Inc.
1.200%, 12/10/25		19,528	18,152,576
Keurig Dr Pepper, Inc., Floating Rate Note, SOFR + 0.880%, FRN
(r) 6.236%, 03/15/27		15,000	15,103,200
Keysight Technologies, Inc.
4.550%, 10/30/24		11,300	11,249,554
Kinder Morgan Energy Partners LP
4.300%, 05/01/24		7,757	7,757,000
Kinder Morgan, Inc.
4.300%, 06/01/25		5,090	5,016,300

55

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Kommunalbanken AS
1.000%, 12/12/24	GBP	2,420	$2,949,112
4.250%, 07/16/25	AUD	190	122,424
Kommunalbanken AS, Floating Rate Note, SOFR + 0.400%, FRN
#(r)Ω 5.751%,03/03/28		34,000	33,989,172
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω 6.353%, 06/17/26		41,500	42,045,013
(r) 6.353%, 06/17/26		5,200	5,270,356
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 07/15/26		8,900	9,019,972
Laboratory Corp. of America Holdings
3.250%, 09/01/24		5,500	5,450,964
2.300%, 12/01/24		545	534,145
3.600%, 02/01/25		4,900	4,815,086
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25		19,400	19,520,319
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		15,100	14,902,534
2.125%, 05/06/25	EUR	4,500	4,715,633
Leggett & Platt, Inc.
3.800%, 11/15/24		400	395,421
Lennar Corp.
4.750%, 05/30/25		18,642	18,430,054
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	3,650	3,799,809
Lloyds Bank PLC
1.250%, 01/13/25	EUR	1,200	1,257,822
Lloyds Banking Group PLC
2.250%, 10/16/24	GBP	11,171	13,753,475
4.450%, 05/08/25		3,600	3,549,573
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	1,020	1,075,933
Lseg Netherlands BV
Δ 0.000%, 04/06/25	EUR	3,620	3,728,021
Macquarie Bank Ltd.
#Ω 3.231%, 03/21/25		52,000	50,890,534
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r) 4.826%, 12/09/25	AUD	500	323,236

		Face Amount^ (000)	Value†
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.200%, FRN
(r)Ω 6.553%, 12/07/26		1,020	$1,031,116
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.310%, FRN
(r)Ω 6.664%, 03/21/25		600	605,332
Marathon Petroleum Corp.
3.625%, 09/15/24		7,147	7,084,846
4.700%, 05/01/25		12,089	11,966,463
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		36,510	36,431,660
Mercedes-Benz Finance North America LLC
Ω 2.700%, 06/14/24		3,000	2,989,699
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.570%, FRN
(r)Ω 5.925%, 08/01/25		20,450	20,492,413
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.670%, FRN
#(r)Ω 6.023%, 01/09/26		5,700	5,721,509
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω 6.285%, 03/30/25		10,100	10,156,039
Mitsubishi Corp.
3.375%, 07/23/24		5,850	5,814,900
Mitsubishi UFJ Financial Group, Inc.
0.978%, 06/09/24	EUR	1,543	1,641,533
2.801%, 07/18/24		2,219	2,205,378
0.339%, 07/19/24	EUR	9,671	10,242,086
2.193%, 02/25/25		29,785	28,940,908
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	3,835	4,039,181
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	10,500	11,141,913
Morgan Stanley
4.000%, 07/23/25		1,900	1,863,752
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.520%, 10/30/26		1,440	1,460,727

56

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Motability Operations Group PLC
0.875%, 03/14/25	EUR	7,300	$7,595,940
MPLX LP
4.875%, 12/01/24		6,290	6,249,696
4.000%, 02/15/25		1,000	984,496
1.750%, 03/01/26		8,782	8,183,520
National Australia Bank Ltd., 3M Swap + 0.410%, FRN
(r) 4.746%, 08/24/26	AUD	6,300	4,062,361
National Australia Bank Ltd., 3M Swap + 0.850%, FRN
(r) 5.188%, 11/16/26	AUD	27,800	18,093,628
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.470%, FRN
(r) 4.806%, 02/25/25	AUD	10,000	6,484,437
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 5.127%, 05/12/26	AUD	5,221	3,395,056
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.200%, FRN
(r) 5.536%, 11/25/27	AUD	2,100	1,379,287
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
(r)Ω 6.003%, 12/10/25		14,390	14,447,168
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω 6.108%, 05/13/25		2,220	2,227,817
National Bank of Canada
2.545%, 07/12/24	CAD	22,600	16,333,267
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
(r) 5.684%, 10/18/24		3,037	3,038,706
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.047%, 05/07/25		1,392	1,398,008

		Face Amount^ (000)	Value†
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.800%, FRN
(r) 6.148%, 02/05/27		16,700	$16,771,889
Nationwide Building Society
Ω 3.900%, 07/21/25		31,371	30,757,172
1.500%, 10/13/26		782	709,992
NatWest Markets PLC
Ω 0.800%, 08/12/24		950	937,045
Ω 3.479%, 03/22/25		50,000	49,025,067
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	3,700	2,312,209
NextEra Energy Capital Holdings, Inc.
4.200%, 06/20/24		4,000	3,990,923
4.255%, 09/01/24		6,771	6,733,100
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.115%, 01/29/26		19,274	19,321,110
NNN REIT, Inc.
3.900%, 06/15/24		6,418	6,401,620
Nomura Holdings, Inc.
2.648%, 01/16/25		11,228	10,964,296
1.851%, 07/16/25		20,555	19,556,998
1.653%, 07/14/26		13,898	12,709,163
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.095%, 03/19/27		13,438	13,471,810
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 05/12/26		11,000	11,153,909
NRW Bank
1.050%, 03/31/26	AUD	5,600	3,373,045
NTT Finance Corp.
Ω 4.142%, 07/26/24		420	418,405
0.010%, 03/03/25	EUR	10,150	10,490,572
Nutrien Ltd.
3.000%, 04/01/25		3,990	3,890,409
Nuveen Finance LLC
Ω 4.125%, 11/01/24		27,200	26,946,223
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		6,273	6,206,041

57

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
ONEOK, Inc.
2.750%, 09/01/24		4,441	$4,393,935
2.200%, 09/15/25		3,160	3,010,070
Oracle Corp.
3.400%, 07/08/24		6,500	6,469,052
2.500%, 04/01/25		7,800	7,572,144
Parker-Hannifin Corp.
2.700%, 06/14/24		4,750	4,732,221
3.650%, 06/15/24		20,000	19,937,022
# 3.300%, 11/21/24		2,130	2,103,076
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 3.450%, 07/01/24		881	877,475
Ω 4.000%, 07/15/25		795	776,848
Ω 4.450%, 01/29/26		3,072	3,000,059
Ω 1.700%, 06/15/26		31,500	28,922,114
PepsiCo, Inc.
2.150%, 05/06/24	CAD	9,720	7,057,865
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.748%, 02/13/26		3,453	3,459,009
Philip Morris International, Inc.
2.875%, 05/01/24		29,112	29,112,000
0.625%, 11/08/24	EUR	2,508	2,631,429
2.750%, 03/19/25	EUR	796	841,116
Phillips 66
3.850%, 04/09/25		5,000	4,913,197
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		13,226	13,078,787
PNC Financial Services Group, Inc.
2.200%, 11/01/24		1,916	1,883,614
PPG Industries, Inc.
1.875%, 06/01/25	EUR	3,250	3,395,503
Principal Financial Group, Inc.
3.400%, 05/15/25		2,000	1,955,280
Province of Ontario
3.500%, 06/02/24	CAD	9,000	6,527,738
Public Service Enterprise Group, Inc.
2.875%, 06/15/24		14,263	14,210,748
Public Storage Operating Co., Floating Rate Note, SOFR + 0.600%, FRN
(r) 5.955%, 07/25/25		3,700	3,713,543
Public Storage Operating Co., Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.054%, 04/16/27		5,000	5,017,325

		Face Amount^ (000)	Value†
PVH Corp.
4.625%, 07/10/25		17,556	$17,246,835
Realty Income Corp.
3.875%, 07/15/24		700	697,563
1.875%, 01/14/27	GBP	2,000	2,264,992
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		13,805	13,743,842
Regie Autonome des Transports Parisiens EPIC
0.375%, 06/15/24	EUR	4,700	4,991,987
Republic of Italy Government International Bonds
0.875%, 05/06/24		5,000	4,996,440
2.375%, 10/17/24		23,379	23,007,695
Reynolds American, Inc.
4.450%, 06/12/25		3,536	3,478,980
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26		10,410	10,476,583
Ross Stores, Inc.
4.600%, 04/15/25		7,200	7,127,152
Royal Bank of Canada
2.352%, 07/02/24	CAD	15,000	10,845,131
0.125%, 07/23/24	EUR	660	698,365
2.609%, 11/01/24	CAD	7,000	5,021,501
0.875%, 01/20/26		16,224	15,042,852
Royal Bank of Canada, SOFR + 0.440%, FRN
(r) 5.794%, 01/21/25		805	805,807
Royal Bank of Canada, Floating Rate Note, SOFR + 0.570%, FRN
(r) 5.925%, 04/27/26		8,500	8,502,234
Royal Bank of Canada, Floating Rate Note, SOFR + 0.840%, FRN
(r) 6.194%, 04/14/25		8,000	8,037,029
Royal Bank of Canada, Floating Rate Note, SOFR + 0.950%, FRN
(r) 6.304%, 01/19/27		3,700	3,732,889
Royalty Pharma PLC
1.200%, 09/02/25		10,303	9,702,582
Ryder System, Inc.
2.500%, 09/01/24		22,467	22,210,291
4.625%, 06/01/25		4,800	4,735,537
4.300%, 06/15/27		283	272,523

58

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Santander Holdings USA, Inc.
3.500%, 06/07/24		5,770	$5,767,821
Schlumberger Finance BV
Δ 0.000%, 10/15/24	EUR	4,473	4,690,766
Sempra
3.300%, 04/01/25		12,987	12,696,010
Shell International Finance BV
1.875%, 09/15/25	EUR	4,500	4,694,992
Sherwin-Williams Co.
3.125%, 06/01/24		10,500	10,473,689
Siemens Financieringsmaatschappij NV
Δ 0.000%, 09/05/24	EUR	1,180	1,242,687
Simon Property Group LP
2.000%, 09/13/24		21,376	21,093,660
3.500%, 09/01/25		11,400	11,101,780
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	900	954,520
Societe Generale SA
Ω 2.625%, 10/16/24		2,000	1,967,565
1.125%, 01/23/25	EUR	100	104,606
Ω 1.375%, 07/08/25		6,600	6,279,889
Ω 4.000%, 01/12/27		4,000	3,802,688
Southwestern Electric Power Co.
1.650%, 03/15/26		21,360	19,869,691
Spectra Energy Partners LP
3.500%, 03/15/25		5,800	5,686,544
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r) 6.193%, 08/03/26		18,500	18,638,606
Statnett SF
0.875%, 03/08/25	EUR	3,500	3,640,567
Steel Dynamics, Inc.
2.800%, 12/15/24		5,189	5,093,527
Stockland Trust
1.625%, 04/27/26	EUR	1,250	1,258,667
Sumitomo Mitsui Financial Group, Inc.
0.465%, 05/30/24	EUR	4,000	4,257,575
2.696%, 07/16/24		13,364	13,280,731
1.546%, 06/15/26	EUR	680	693,188
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, SOFR + 1.300%, FRN
(r) 6.653%, 07/13/26		890	904,490

		Face Amount^ (000)	Value†
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		11,800	$11,500,472
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.120%, FRN
(r)Ω 6.472%, 03/09/26		10,000	10,097,210
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.150%, FRN
(r)Ω 6.503%, 09/14/26		6,000	6,071,418
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r) 4.825%, 09/15/26	AUD	7,000	4,510,071
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 5.192%, 01/25/27	AUD	13,670	8,854,332
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		28,980	29,433,565
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 0.910%, FRN
(r)Ω 6.263%, 06/10/25		7,750	7,789,617
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω 6.604%, 06/15/26		22,350	22,676,310
(r) 6.604%, 06/15/26		13,000	13,189,800
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	1,000	1,246,791
Telenor ASA
2.625%, 12/06/24	EUR	1,000	1,058,994
Telstra Corp. Ltd.
3.125%, 04/07/25		577	563,357
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	2,200	2,320,602
0.125%, 03/01/25	EUR	16,280	16,861,491
Timken Co.
3.875%, 09/01/24		2,579	2,561,036
Toronto-Dominion Bank
1.200%, 06/03/26		31,440	28,805,927
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.590%, FRN
(r) 5.943%, 09/10/26		3,995	3,990,469

59

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.730%, FRN
(r) 6.083%, 04/05/27		9,000	$9,003,690
Toronto-Dominion Bank, Floating Rate Note, SOFR + 1.080%, FRN
#(r) 6.434%, 07/17/26		7,205	7,274,402
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.346%, 07/10/24	AUD	7,200	4,667,703
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	3,870	4,091,326
0.064%, 01/13/25	EUR	4,000	4,158,368
Toyota Motor Credit Corp.
0.625%, 09/13/24		13,300	13,063,757
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.560%, FRN
(r) 5.913%, 01/10/25		4,600	4,607,708
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.650%, FRN
(r) 6.004%, 03/19/27		4,400	4,410,634
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.890%, FRN
(r) 6.240%, 05/18/26		14,372	14,476,123
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	5,500	5,871,082
Truist Bank
2.150%, 12/06/24		4,400	4,309,922
Truist Financial Corp.
2.500%, 08/01/24		11,086	10,993,828
2.850%, 10/26/24		4,000	3,943,056
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	43,000	30,907,275
U.S. Bancorp
0.850%, 06/07/24	EUR	19,500	20,737,574
UBS AG
0.010%, 03/31/26	EUR	5,320	5,291,391
UBS Group AG
Ω 4.125%, 09/24/25		17,000	16,583,194
# 4.125%, 09/24/25		21,000	20,485,122
4.125%, 04/15/26		4,000	3,873,033
Ω 4.125%, 04/15/26		2,700	2,614,297
Unedic Asseo
2.375%, 05/25/24	EUR	2,400	2,558,223

		Face Amount^ (000)	Value†
Unilever Capital Corp.
2.600%, 05/05/24		575	$574,767
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r) 4.683%, 05/20/24	AUD	2,500	1,619,483
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	16,500	11,966,680
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	11,076	11,700,692
3.950%, 06/15/26		6,500	6,233,357
Ventas Realty LP
3.750%, 05/01/24		10,732	10,732,000
2.650%, 01/15/25		5,000	4,885,293
3.500%, 02/01/25		5,900	5,793,083
VeriSign, Inc.
5.250%, 04/01/25		750	746,898
Verizon Communications, Inc.
3.376%, 02/15/25		3,000	2,946,833
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		10,629	10,705,634
VF Corp.
# 2.400%, 04/23/25		4,636	4,471,882
Viatris, Inc.
1.650%, 06/22/25		1,120	1,066,880
Volkswagen Financial Services AG
Δ 0.000%, 02/12/25	EUR	9,900	10,253,927
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	1,700	2,113,529
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	987,921
Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω 6.284%, 09/12/25		2,000	2,011,072
Volkswagen Leasing GmbH
Δ 0.000%, 07/19/24	EUR	13,260	14,029,380
Volvo Treasury AB
0.125%, 09/17/24	EUR	500	526,093
VW Credit Canada, Inc.
2.850%, 09/26/24	CAD	7,400	5,322,528
Wells Fargo & Co.
2.125%, 06/04/24	EUR	2,000	2,130,632
3.000%, 02/19/25		9,300	9,099,033
1.625%, 06/02/25	EUR	1,000	1,040,429

60

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.407%, 08/07/26		1,310	$1,324,709
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.070%, FRN
(r) 6.423%, 12/11/26		560	567,580
Welltower OP LLC
4.000%, 06/01/25		400	392,310
Wendel SE
1.375%, 04/26/26	EUR	2,000	2,033,295
Western Union Co.
1.350%, 03/15/26		55,086	50,666,120
Westpac Banking Corp.
4.125%, 06/04/26	AUD	1,500	955,467
Westpac Banking Corp., 3M Swap + 0.700%, FRN
(r) 5.112%, 01/25/27	AUD	21,700	14,059,094
Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r) 5.097%, 08/10/26	AUD	34,700	22,540,628
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r) 5.044%, 03/17/25	AUD	25,200	16,369,577
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.750%, FRN
(r) 5.088%, 02/16/26	AUD	9,000	5,850,842
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.800%, FRN
(r) 5.147%, 08/11/25	AUD	8,000	5,205,283
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.230%, FRN
(r) 5.577%, 11/11/27	AUD	5,000	3,285,715
Williams Cos., Inc.
4.550%, 06/24/24		25,800	25,748,275
3.900%, 01/15/25		9,993	9,860,263
Willis North America, Inc.
3.600%, 05/15/24		15,034	15,020,768
WP Carey, Inc.
4.000%, 02/01/25		6,000	5,918,870
WRKCo, Inc.
3.000%, 09/15/24		13,485	13,338,594
3.750%, 03/15/25		400	393,304

TOTAL BONDS			4,469,141,065

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (11.5%)
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25	222,000	$222,256,940
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26	201,500	201,942,627
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25	90,000	90,094,923
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25	142,000	142,163,016

TOTAL U.S. TREASURY OBLIGATIONS		656,457,506

COMMERCIAL PAPER — (9.5%)
AT&T, Inc.
Ω 5.656%, 06/26/24	13,000	12,887,059
Banco Santander SA
Ω 5.841%, 05/14/24	24,000	23,949,870
BASF SE
Ω 5.563%, 06/12/24	8,000	7,948,288
Ω 5.582%, 07/08/24	16,000	15,833,480
Ω 5.614%, 07/30/24	1,550	1,528,728
Bayer Corp.
Ω 5.738%, 07/08/24	2,000	1,978,204
Ω 5.739%, 07/09/24	1,700	1,681,202
BP Capital Markets PLC
Ω 5.565%, 06/24/24	8,500	8,429,421
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	15,000	14,920,503
Canadian National Railway Co.
Ω 5.572%, 05/10/24	25,000	24,962,829
Ω 5.552%, 05/15/24	5,000	4,988,840
Ω 5.607%, 08/27/24	20,500	20,137,328
Cisco Systems, Inc.
Ω 5.483%, 06/05/24	30,250	30,086,741
Ω 5.469%, 06/06/24	12,500	12,430,662
Cooperatieve Rabobank UA
5.618%, 06/04/24	10,000	9,948,686
Dominion Energy, Inc.
Ω 5.721%, 05/16/24	6,500	6,484,212

61

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
EIDP, Inc.
Ω 5.617%, 05/10/24	5,000	$4,992,357
Ω 5.610%, 05/23/24	9,500	9,466,620
Ω 5.637%, 06/17/24	10,000	9,926,613
Ω 5.639%, 06/20/24	17,500	17,365,059
Ω 5.689%, 06/28/24	1,500	1,487,019
Ω 5.632%, 08/13/24	7,000	6,890,199
Ω 5.622%, 09/03/24	5,020	4,923,822
Enbridge U.S., Inc.
Ω 5.692%, 05/06/24	4,000	3,996,314
Enel Finance America LLC
Ω 5.651%, 06/05/24	5,400	5,370,106
Entergy Corp.
Ω 5.706%, 06/13/24	6,000	5,959,085
ERP Operating LP
Ω 5.663%, 05/30/24	10,000	9,953,583
Harley-Davidson Financial Services, Inc.
Ω 6.183%, 05/28/24	6,000	5,973,364
HSBC USA, Inc.
Ω 5.863%, 06/06/24	10,000	9,944,010
Ω 6.014%, 06/07/24	15,000	14,913,751
Ω 5.626%, 07/03/24	7,000	6,931,431
Keurig Dr Pepper, Inc.
Ω 5.687%, 06/26/24	10,000	9,912,014
L3Harris Technologies, Inc.
Ω 5.713%, 05/29/24	3,000	2,986,646
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.526%, 08/14/24	25,000	24,607,702
Ω 5.546%, 09/20/24	28,000	27,410,003
National Securities Clearing Corp.
Ω 5.772%, 05/13/24	10,000	9,980,770
NextEra Energy Capital Holdings, Inc.
Ω 5.666%, 06/05/24	3,458	3,438,725
PSP Capital, Inc.
Ω 5.731%, 05/13/24	10,000	9,980,797

		Face Amount^ (000)	Value†
Rogers Communications, Inc.
Ω 5.821%, 05/02/24		18,000	$17,994,577
Sanofi SA
Ω 5.469%, 07/10/24		25,000	24,736,347
Telstra Group Ltd.
Ω 5.675%, 05/01/24		6,900	6,898,974
Ω 5.611%, 07/19/24		29,025	28,663,370
TELUS Corp.
Ω 5.704%, 05/15/24		10,454	10,430,134
Verizon Communications, Inc.
Ω 5.604%, 05/28/24		6,600	6,571,470
Ω 5.617%, 06/04/24		4,275	4,251,836
Ω 5.650%, 06/18/24		20,000	19,848,027
Walt Disney Co.
Ω 5.886%, 05/01/24		22,500	22,496,643

TOTAL COMMERCIAL PAPER (Cost$546,571,314)			546,497,421

FOREIGN SOVEREIGN OBLIGATIONS — (0.3%)
Canada Treasury Bills
∞ 4.984%, 05/23/24	CAD	25,200	18,248,560

TOTAL INVESTMENT SECURITIES (Cost $5,745,329,649)			5,690,344,552

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund		3,716,305	42,990,220

TOTAL INVESTMENTS — (100.0%) (Cost $5,788,319,869)			$5,733,334,772

As of April 30, 2024, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,795,464	AUD	10,446,380	Bank of New York Mellon	05/02/24	$ 28,298
USD	65,660,940	CAD	88,882,266	Morgan Stanley and Co. International	05/02/24	1,095,724
USD	40,134,995	AUD	61,523,714	UBS AG	05/02/24	279,925
USD	8,753,594	GBP	6,918,175	Bank of New York Mellon	05/07/24	108,790

62

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	32,019,243	AUD	48,456,869	Societe Generale	05/07/24	$624,169
USD	7,564,554	AUD	11,598,802	State Street Bank and Trust	05/07/24	49,722
USD	45,705,755	GBP	35,990,229	Bank of New York Mellon	05/13/24	731,781
GBP	757,598	USD	943,595	Citibank, N.A.	05/13/24	3,112
GBP	6,876,619	USD	8,551,699	Morgan Stanley and Co. International	05/13/24	41,436
USD	66,836,524	EUR	62,211,717	Societe Generale	05/13/24	418,069
USD	47,908,660	AUD	73,817,664	Societe Generale	05/16/24	69,365
USD	15,692,043	AUD	24,159,092	Morgan Stanley and Co. International	05/31/24	28,035
USD	47,025,353	AUD	71,970,094	State Street Bank and Trust	05/31/24	362,171
USD	48,358,312	EUR	44,847,518	State Street Bank and Trust	07/01/24	378,268
USD	62,778,550	EUR	58,002,963	State Street Bank and Trust	07/02/24	721,414
USD	61,850,545	EUR	56,778,343	Bank of America Corp.	07/03/24	1,100,923
EUR	12,329,511	USD	13,174,706	Morgan Stanley and Co. International	07/03/24	17,174
EUR	13,289,110	USD	14,203,931	Royal Bank of Scotland	07/03/24	14,667
USD	40,749,847	EUR	37,475,393	State Street Bank and Trust	07/03/24	653,292
USD	17,722,207	EUR	16,460,124	Morgan Stanley and Co. International	07/10/24	105,112
USD	61,601,324	CAD	84,529,583	UBS AG	07/12/24	125,562
USD	64,773,509	EUR	60,465,065	Bank of America Corp.	07/17/24	37,476
USD	67,889,045	CAD	93,247,592	State Street Bank and Trust	07/17/24	66,818
USD	61,407,066	CAD	84,139,508	Citibank, N.A.	07/19/24	207,257
USD	59,142,173	EUR	54,961,739	Australia and New Zealand Bank	07/24/24	279,166
USD	60,157,371	CAD	82,041,413	State Street Bank and Trust	07/25/24	477,166
USD	65,405,223	CAD	89,427,436	State Street Bank and Trust	07/29/24	347,428

Total Appreciation						$8,372,320
CAD	88,882,266	USD	64,910,889	State Street Bank and Trust	05/02/24	$(345,673)
AUD	71,970,094	USD	46,984,237	State Street Bank and Trust	05/02/24	(362,000)
USD	23,499,834	AUD	36,282,275	Societe Generale	05/07/24	(7,353)
EUR	2,116,231	USD	2,304,015	State Street Bank and Trust	05/13/24	(44,685)
EUR	10,545,655	USD	11,376,638	UBS AG	07/03/24	(93,383)
USD	24,544,276	EUR	22,947,476	Morgan Stanley and Co. International	07/11/24	(17,296)
USD	49,136,625	EUR	45,940,623	Bank of America Corp.	07/12/24	(37,674)

Total (Depreciation)						$(908,064)

Total Appreciation (Depreciation)						$7,464,256

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$4,469,141,065	—	$4,469,141,065
U.S. Treasury Obligations	—	656,457,506	—	656,457,506
Commercial Paper.	—	546,497,421	—	546,497,421
Foreign Sovereign Obligations	—	18,248,560	—	18,248,560
Securities Lending Collateral	—	42,990,220	—	42,990,220

Total Investments in Securities	—	$5,733,334,772	—	$5,733,334,772

63

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$8,372,320	—	$8,372,320
Liabilities
Forward Currency Contracts**	—	(908,064)	—	(908,064)

Total Financial Instruments	—	$7,464,256	—	$7,464,256

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

64

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (0.4%)
Federal National Mortgage Association
0.375%, 08/25/25		5,750	$5,401,219

BONDS — (92.8%)
3M Co.
# 2.375%, 08/26/29		6,900	5,917,659
7-Eleven, Inc.
Ω 1.800%, 02/10/31		5,000	3,923,180
Ω 2.500%, 02/10/41		5,454	3,491,606
AbbVie, Inc.
4.050%, 11/21/39		3,000	2,541,707
4.400%, 11/06/42		1,000	861,874
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400%, 10/29/33		4,000	3,256,688
3.850%, 10/29/41		2,000	1,507,181
Aetna, Inc.
6.750%, 12/15/37		1,000	1,066,226
Affiliated Managers Group, Inc.
3.300%, 06/15/30		5,200	4,532,337
Aflac, Inc.
6.450%, 08/15/40		2,300	2,430,746
African Development Bank
3.300%, 07/27/27	AUD	7,300	4,531,627
3.350%, 08/08/28	AUD	4,300	2,636,068
Aker BP ASA
Ω 4.000%, 01/15/31		1,000	891,290
Ω 6.000%, 06/13/33		4,000	3,991,599
Alabama Power Co.
3.850%, 12/01/42		650	509,900
Albemarle Corp.
# 5.050%, 06/01/32		2,000	1,875,384
Alimentation Couche-Tard, Inc.
Ω 3.439%, 05/13/41		650	475,378
Allegion PLC
3.500%, 10/01/29		3,800	3,432,882
Allstate Corp.
5.350%, 06/01/33		1,900	1,875,967
4.500%, 06/15/43		4,470	3,751,718
Altria Group, Inc.
3.400%, 05/06/30		2,100	1,863,178
2.450%, 02/04/32		6,600	5,210,496
4.500%, 05/02/43		900	723,204

		Face Amount^ (000)	Value†
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		375	$313,116
Amdocs Ltd.
2.538%, 06/15/30		1,600	1,337,708
American Electric Power Co., Inc.
5.625%, 03/01/33		400	390,997
American Express Co.
4.050%, 12/03/42		6,000	4,985,863
American Tower Corp.
4.125%, 05/16/27	EUR	2,000	2,143,421
5.650%, 03/15/33		400	394,055
5.550%, 07/15/33		400	390,640
Amgen, Inc.
2.300%, 02/25/31		3,413	2,814,182
4.950%, 10/01/41		1,200	1,088,029
Amphenol Corp.
2.800%, 02/15/30		5,600	4,895,271
Analog Devices, Inc.
2.800%, 10/01/41		1,500	1,033,342
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/39		4,695	4,615,588
ANZ New Zealand International Ltd.
Ω 3.450%, 07/17/27		1,000	937,944
Aon Corp.
3.750%, 05/02/29		9,775	9,041,825
Appalachian Power Co.
7.000%, 04/01/38		1,200	1,284,811
Apple, Inc.
3.350%, 02/09/27		6,000	5,732,062
2.200%, 09/11/29		5,000	4,344,693
3.850%, 05/04/43		5,500	4,506,910
ArcelorMittal SA
# 4.250%, 07/16/29		2,447	2,298,669
6.800%, 11/29/32		5,000	5,206,911
Arizona Public Service Co.
2.200%, 12/15/31		7,500	5,936,989
Arrow Electronics, Inc.
3.875%, 01/12/28		5,330	5,012,417
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		2,000	1,587,760
Ω 5.500%, 08/11/32		4,600	4,410,560
Asian Development Bank
3.400%, 09/10/27	AUD	4,800	2,998,177
4.250%, 01/17/28	AUD	5,000	3,202,100

65

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Asian Infrastructure Investment Bank
1.900%, 01/18/27	AUD	2,000	$1,200,788
Assurant, Inc.
2.650%, 01/15/32		6,000	4,799,258
AT&T, Inc.
4.500%, 05/15/35		2,000	1,795,642
4.900%, 08/15/37		2,000	1,818,321
4.850%, 03/01/39		1,000	890,937
Australia & New Zealand Banking Group Ltd.
5.350%, 11/04/27	AUD	24,800	16,243,381
4.500%, 03/31/28	AUD	9,200	5,850,475
4.950%, 09/11/28	AUD	6,425	4,147,200
AutoNation, Inc.
1.950%, 08/01/28		3,000	2,555,353
2.400%, 08/01/31		3,000	2,352,299
AutoZone, Inc.
5.200%, 08/01/33		400	388,203
AvalonBay Communities, Inc.
2.450%, 01/15/31		3,000	2,510,337
Avnet, Inc.
3.000%, 05/15/31		8,245	6,673,060
AXIS Specialty Finance PLC
4.000%, 12/06/27		4,280	4,053,896
Baker Hughes Holdings LLC
5.125%, 09/15/40		6,000	5,634,667
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.138%, 11/07/29		2,000	1,784,981
Banco Santander SA
3.800%, 02/23/28		5,800	5,398,428
3.490%, 05/28/30		600	526,953
Bank of America Corp.
7.000%, 07/31/28	GBP	5,000	6,644,421
5.875%, 02/07/42		3,636	3,718,016
Bank of Nova Scotia
2.450%, 02/02/32		6,800	5,461,756
5.650%, 02/01/34		2,000	1,989,548
Banque Federative du Credit Mutuel SA
5.375%, 05/25/28	GBP	3,000	3,756,436
Barclays PLC
3.250%, 02/12/27	GBP	3,000	3,513,078
BAT Capital Corp.
4.906%, 04/02/30		8,600	8,235,610
4.390%, 08/15/37		1,200	985,029
Bayer U.S. Finance II LLC
Ω 4.375%, 12/15/28		1,500	1,395,481

		Face Amount^ (000)	Value†
Berkshire Hathaway Energy Co.
5.950%, 05/15/37		6,000	$5,987,791
BHP Billiton Finance USA Ltd.
5.000%, 09/30/43		3,919	3,573,514
Black Hills Corp.
4.350%, 05/01/33		8,837	7,791,629
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30		4,000	3,777,657
BNG Bank NV
3.500%, 07/19/27	AUD	1,980	1,235,892
3.300%, 07/17/28	AUD	1,500	918,051
BNP Paribas SA
Ω 3.500%, 11/16/27		8,631	8,016,977
Boardwalk Pipelines LP
3.600%, 09/01/32		150	126,635
Boeing Co.
2.950%, 02/01/30		1,800	1,512,519
6.125%, 02/15/33		3,335	3,262,277
3.600%, 05/01/34		2,600	2,060,274
3.250%, 02/01/35		300	226,024
BP Capital Markets America, Inc.
3.060%, 06/17/41		5,400	3,879,804
BPCE SA
Ω 2.700%, 10/01/29		2,000	1,734,287
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		4,035	3,984,062
Bristol-Myers Squibb Co.
4.125%, 06/15/39		2,750	2,324,828
2.350%, 11/13/40		1,200	775,959
3.550%, 03/15/42		4,000	3,048,291
Brixmor Operating Partnership LP
2.500%, 08/16/31		1,833	1,468,227
Broadcom, Inc.
Ω 2.450%, 02/15/31		400	328,745
Ω 4.150%, 04/15/32		400	360,153
4.300%, 11/15/32		2,800	2,550,619
Ω 3.419%, 04/15/33		600	503,875
Ω 3.137%, 11/15/35		4,900	3,802,635
Brookfield Finance, Inc.
4.350%, 04/15/30		2,000	1,867,944
2.724%, 04/15/31		4,000	3,333,020
Brown & Brown, Inc.
4.200%, 03/17/32		400	355,949
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,041	1,929,888
Canadian Imperial Bank of Commerce
3.600%, 04/07/32		2,000	1,749,143

66

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	$1,954,024
6.250%, 03/15/38		2,400	2,419,102
Carrier Global Corp.
3.377%, 04/05/40		3,211	2,407,812
CBRE Services, Inc.
5.950%, 08/15/34		787	782,508
CenterPoint Energy Resources Corp.
5.850%, 01/15/41		3,000	2,987,173
CF Industries, Inc.
5.150%, 03/15/34		1,700	1,604,719
Charles Schwab Corp.
2.750%, 10/01/29		3,000	2,646,418
Choice Hotels International, Inc.
3.700%, 12/01/29		1,040	917,032
Cigna Group
4.375%, 10/15/28		4,600	4,399,216
2.400%, 03/15/30		3,360	2,832,806
3.200%, 03/15/40		1,470	1,062,384
Citigroup, Inc.
8.125%, 07/15/39		4,866	5,939,213
5.875%, 01/30/42		4,000	4,039,169
CNO Financial Group, Inc.
5.250%, 05/30/29		3,750	3,605,063
Comcast Corp.
7.050%, 03/15/33		3,437	3,781,778
4.400%, 08/15/35		3,250	2,929,119
3.900%, 03/01/38		1,300	1,077,150
Commonwealth Bank of Australia
2.400%, 01/14/27	AUD	5,000	3,030,053
4.400%, 08/18/27	AUD	2,000	1,272,850
5.000%, 01/13/28	AUD	18,450	11,947,610
Conagra Brands, Inc.
5.300%, 11/01/38		7,600	6,961,192
ConocoPhillips
5.900%, 10/15/32		4,800	5,020,656
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38		1,300	1,415,405
5.500%, 12/01/39		1,400	1,350,099
5.700%, 06/15/40		294	285,723
3.950%, 03/01/43		500	392,590
Constellation Energy Generation LLC
5.800%, 03/01/33		400	399,801
# 5.600%, 06/15/42		568	534,114
Corebridge Financial, Inc.
3.900%, 04/05/32		800	697,914
4.350%, 04/05/42		8,000	6,413,915

	Face Amount^ (000)	Value†
Cox Communications, Inc.
Ω 4.800%, 02/01/35	3,797	$3,398,630
Ω 4.700%, 12/15/42	1,000	802,568
CRH America Finance, Inc.
Ω 3.950%, 04/04/28	1,280	1,215,815
Crown Castle, Inc.
2.900%, 04/01/41	1,000	669,498
CSX Corp.
5.200%, 11/15/33	1,000	986,259
4.750%, 05/30/42	968	860,611
CVS Health Corp.
4.780%, 03/25/38	5,000	4,402,420
Danske Bank AS
Ω 4.375%, 06/12/28	6,000	5,674,083
Dell International LLC/EMC Corp.
3.375%, 12/15/41	5,000	3,565,137
Devon Energy Corp.
5.600%, 07/15/41	800	739,866
4.750%, 05/15/42	8,000	6,654,149
Diageo Capital PLC
2.375%, 10/24/29	5,500	4,759,914
Dominion Energy, Inc.
4.900%, 08/01/41	6,755	5,859,807
Dow Chemical Co.
5.250%, 11/15/41	8,400	7,617,307
Duke Energy Corp.
3.300%, 06/15/41	400	283,947
DuPont de Nemours, Inc.
5.319%, 11/15/38	7,000	6,635,187
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32	500	396,721
DXC Technology Co.
2.375%, 09/15/28	5,000	4,264,708
Eagle Materials, Inc.
2.500%, 07/01/31	600	491,609
Eastman Chemical Co.
4.800%, 09/01/42	3,305	2,789,349
Edison International
6.950%, 11/15/29	5,000	5,250,333
Elevance Health, Inc.
4.101%, 03/01/28	466	446,226
2.250%, 05/15/30	3,616	3,019,168
5.950%, 12/15/34	1,200	1,223,316
Enel Finance International NV
Ω 3.500%, 04/06/28	4,000	3,705,459
Enterprise Products Operating LLC
6.875%, 03/01/33	2,035	2,216,713
6.650%, 10/15/34	1,500	1,617,013
5.950%, 02/01/41	2,049	2,074,052
5.700%, 02/15/42	1,270	1,246,205

67

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
4.850%, 08/15/42		400	$355,988
4.450%, 02/15/43		1,000	841,323
Equinix, Inc.
3.900%, 04/15/32		400	353,769
ERAC USA Finance LLC
Ω 5.625%, 03/15/42		1,851	1,804,015
ERP Operating LP
1.850%, 08/01/31		2,000	1,586,511
Estee Lauder Cos., Inc.
2.600%, 04/15/30		145	125,046
European Investment Bank
3.300%, 02/03/28	AUD	1,931	1,196,403
Eversource Energy
5.125%, 05/15/33		400	377,227
Exelon Corp.
5.625%, 06/15/35		400	391,318
Expedia Group, Inc.
3.250%, 02/15/30		53	46,752
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		1,500	1,401,250
5.625%, 08/16/32		950	922,130
FedEx Corp.
4.900%, 01/15/34		3,588	3,413,933
Fidelity National Financial, Inc.
3.400%, 06/15/30		8,900	7,712,212
2.450%, 03/15/31		1,000	797,706
Fidelity National Information Services, Inc.
5.100%, 07/15/32		3,500	3,395,137
3.100%, 03/01/41		1,000	696,099
First American Financial Corp.
2.400%, 08/15/31		3,010	2,326,482
Flex Ltd.
4.875%, 06/15/29		2,389	2,291,279
4.875%, 05/12/30		2,500	2,373,890
Flowserve Corp.
2.800%, 01/15/32		9,600	7,707,182
FMC Corp.
# 5.650%, 05/18/33		3,500	3,355,210
FMR LLC
Ω 4.950%, 02/01/33		8,555	8,012,106
Fortune Brands Innovations, Inc.
# 3.250%, 09/15/29		3,900	3,478,947
5.875%, 06/01/33		400	398,027
Fox Corp.
5.476%, 01/25/39		5,600	5,128,963
GATX Corp.
3.500%, 06/01/32		1,050	890,738
5.450%, 09/15/33		500	479,762

		Face Amount^ (000)	Value†
General Motors Co.
5.000%, 04/01/35		1,350	$1,236,320
General Motors Financial Co., Inc.
5.850%, 04/06/30		8,000	7,973,728
Georgia-Pacific LLC
7.750%, 11/15/29		4,760	5,318,910
Gilead Sciences, Inc.
2.600%, 10/01/40		5,786	3,872,114
Glencore Funding LLC
Ω 2.850%, 04/27/31		5,600	4,643,032
Ω 2.625%, 09/23/31		400	323,871
Global Payments, Inc.
4.450%, 06/01/28		1,071	1,021,549
Goldman Sachs Group, Inc.
6.125%, 02/15/33		6,200	6,455,958
6.250%, 02/01/41		1,200	1,253,195
Halliburton Co.
6.700%, 09/15/38		5,400	5,812,971
7.450%, 09/15/39		1,000	1,156,782
Harley-Davidson Financial Services, Inc.
Ω 3.050%, 02/14/27		7,460	6,908,250
HCA, Inc.
5.500%, 06/01/33		5,000	4,857,371
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		350	289,468
Healthcare Realty Holdings LP
2.000%, 03/15/31		400	308,876
Helmerich & Payne, Inc.
2.900%, 09/29/31		3,600	2,925,042
Hess Corp.
5.600%, 02/15/41		3,000	2,918,655
Home Depot, Inc.
5.875%, 12/16/36		2,000	2,073,009
3.300%, 04/15/40		8,400	6,375,675
Honeywell International, Inc.
5.700%, 03/15/37		2,000	2,031,863
Hongkong & Shanghai Banking Corp. Ltd.
5.100%, 03/03/28	AUD	3,670	2,371,589
Host Hotels & Resorts LP
3.375%, 12/15/29		1,101	961,032
HP, Inc.
# 5.500%, 01/15/33		1,000	984,843
HSBC Holdings PLC
4.950%, 03/31/30		3,556	3,433,425
# 6.100%, 01/14/42		1,200	1,244,104

68

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
4.000%, 02/01/27	EUR	2,000	$2,125,078
Indiana Michigan Power Co.
6.050%, 03/15/37		1,384	1,391,430
ING Groep NV
3.950%, 03/29/27		6,550	6,257,067
4.550%, 10/02/28		206	198,213
Intel Corp.
4.600%, 03/25/40		4,200	3,712,643
2.800%, 08/12/41		3,000	2,021,678
# 4.250%, 12/15/42		1,500	1,220,006
5.625%, 02/10/43		3,050	2,964,501
Inter-American Development Bank
3.100%, 02/22/28	AUD	2,000	1,227,477
Inter-American Investment Corp.
2.300%, 02/17/27	AUD	1,500	902,865
Intercontinental Exchange, Inc.
2.650%, 09/15/40		7,000	4,771,970
International Business Machines Corp.
# 3.300%, 01/27/27		126	119,333
3.500%, 05/15/29		29	26,690
4.150%, 05/15/39		3,300	2,760,545
2.850%, 05/15/40		6,000	4,166,088
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		9,500	6,462,651
Interstate Power & Light Co.
2.300%, 06/01/30		2,228	1,855,066
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		4,000	3,720,519
Ω 4.000%, 09/23/29		1,500	1,359,669
Invitation Homes Operating Partnership LP
5.500%, 08/15/33		1,000	966,658
Jabil, Inc.
3.600%, 01/15/30		3,995	3,535,683
3.000%, 01/15/31		5,767	4,825,184
Jackson Financial, Inc.
# 5.670%, 06/08/32		2,000	1,968,082
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		3,398	3,341,136
Japan Government Five Year Bonds
0.200%, 12/20/27	JPY	1,600,000	10,091,621

		Face Amount^ (000)	Value†
Jefferies Financial Group, Inc.
2.625%, 10/15/31		7,900	$6,278,146
Johnson & Johnson
1.300%, 09/01/30		2,825	2,275,942
# 4.375%, 12/05/33		4,334	4,173,035
3.400%, 01/15/38		2,000	1,636,957
2.100%, 09/01/40		11,000	7,169,543
JPMorgan Chase & Co.
5.500%, 10/15/40		8,700	8,572,192
Juniper Networks, Inc.
3.750%, 08/15/29		7,000	6,389,152
Kellanova
7.450%, 04/01/31		700	770,533
Kemper Corp.
3.800%, 02/23/32		2,227	1,835,532
Kimco Realty OP LLC
4.600%, 02/01/33		2,500	2,288,093
Kinder Morgan Energy Partners LP
6.500%, 09/01/39		1,565	1,577,417
Kinder Morgan, Inc.
7.750%, 01/15/32		400	442,871
5.300%, 12/01/34		5,000	4,778,288
Kommunalbanken AS
3.000%, 12/09/26	AUD	1,000	621,095
4.350%, 01/18/28	AUD	8,300	5,310,828
Kraft Heinz Foods Co.
5.000%, 06/04/42		5,000	4,465,753
Kroger Co.
7.500%, 04/01/31		6,725	7,493,710
Landwirtschaftliche Rentenbank
4.000%, 01/19/28	AUD	2,360	1,496,115
Lazard Group LLC
4.500%, 09/19/28		7,000	6,663,863
Lear Corp.
3.500%, 05/30/30		3,595	3,171,329
Legg Mason, Inc.
5.625%, 01/15/44		1,080	1,040,390
Leggett & Platt, Inc.
# 4.400%, 03/15/29		6,200	5,662,445
Lincoln National Corp.
3.400%, 01/15/31		50	42,802
3.400%, 03/01/32		4,555	3,807,417
6.300%, 10/09/37		1,000	986,144
Lloyds Banking Group PLC
4.375%, 03/22/28		4,000	3,813,289
Loews Corp.
6.000%, 02/01/35		1,900	1,964,544
4.125%, 05/15/43		3,000	2,428,839
LSEGA Financing PLC
Ω 2.500%, 04/06/31		1,500	1,236,439
Ω 3.200%, 04/06/41		2,700	1,950,177

69

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
LYB International Finance III LLC
3.375%, 10/01/40		9,500	$6,814,417
Markel Group, Inc.
3.350%, 09/17/29		7,000	6,238,659
Marriott International, Inc.
# 2.750%, 10/15/33		3,000	2,363,297
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33		2,500	2,581,134
Merck & Co., Inc.
2.350%, 06/24/40		3,000	2,006,154
MetLife, Inc.
# 6.500%, 12/15/32		300	322,138
5.700%, 06/15/35		7,200	7,260,890
Micron Technology, Inc.
# 4.663%, 02/15/30		4,334	4,127,053
5.875%, 02/09/33		400	402,126
5.875%, 09/15/33		1,000	1,004,435
3.366%, 11/01/41		3,200	2,271,047
Microsoft Corp.
# 3.500%, 02/12/35		8,000	7,071,469
4.200%, 11/03/35		3,750	3,512,741
Mississippi Power Co.
4.250%, 03/15/42		1,200	964,977
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	7,140,940
3.751%, 07/18/39		3,200	2,606,473
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,480,129
Morgan Stanley
7.250%, 04/01/32		3,334	3,719,661
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	5,663,252
5.600%, 06/01/32		1,511	1,502,836
MPLX LP
4.500%, 04/15/38		5,610	4,794,318
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	11,550	7,467,643
4.400%, 05/12/28	AUD	6,210	3,929,900
5.400%, 11/16/28	AUD	800	525,578
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,712,929
NatWest Markets PLC
5.899%, 08/23/28	AUD	7,500	4,916,344
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	7,300	4,561,926
3.450%, 07/17/28	AUD	10,000	6,159,014
NetApp, Inc.
2.700%, 06/22/30		3,600	3,052,926

		Face Amount^ (000)	Value†
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	2,000	$1,289,946
Newmont Corp.
5.875%, 04/01/35		5,000	5,056,397
4.875%, 03/15/42		3,000	2,688,459
NiSource, Inc.
5.950%, 06/15/41		525	515,259
Nomura Holdings, Inc.
3.103%, 01/16/30		7,625	6,608,690
2.679%, 07/16/30		2,000	1,667,622
2.999%, 01/22/32		400	328,094
Northern Trust Corp.
1.950%, 05/01/30		1,039	861,918
NOV, Inc.
3.950%, 12/01/42		1,359	998,080
Nucor Corp.
3.125%, 04/01/32		180	153,596
NVIDIA Corp.
3.500%, 04/01/40		1,600	1,286,383
ONEOK, Inc.
6.350%, 01/15/31		3,700	3,815,419
Oracle Corp.
3.250%, 11/15/27		1,799	1,671,658
# 3.250%, 05/15/30		2,966	2,624,934
3.800%, 11/15/37		400	320,385
3.600%, 04/01/40		4,000	2,997,177
ORIX Corp.
4.000%, 04/13/32		2,500	2,264,466
Owens Corning
3.875%, 06/01/30		4,900	4,474,740
Pacific LifeCorp
Ω 5.125%, 01/30/43		3,000	2,702,586
Penske Truck Leasing Co. LP/PTL Finance Corp.
# 5.550%, 05/01/28		5,000	4,967,723
Pfizer, Inc.
2.550%, 05/28/40		4,000	2,719,757
5.600%, 09/15/40		400	397,534
Philip Morris International, Inc.
2.100%, 05/01/30		3,800	3,145,012
4.375%, 11/15/41		2,200	1,814,118
3.875%, 08/21/42		5,000	3,824,048
4.125%, 03/04/43		400	315,385
4.875%, 11/15/43		400	347,554
Phillips 66
2.150%, 12/15/30		2,200	1,789,570
5.875%, 05/01/42		2,380	2,376,671
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	136,711

70

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
PPG Industries, Inc.
2.800%, 08/15/29		5,000	$4,398,588
2.550%, 06/15/30		2,695	2,296,569
Primerica, Inc.
2.800%, 11/19/31		5,950	4,852,767
Progress Energy, Inc.
6.000%, 12/01/39		5,010	4,935,707
Progressive Corp.
6.250%, 12/01/32		900	950,346
Prologis LP
4.625%, 01/15/33		2,600	2,438,248
Province of Manitoba
3.600%, 08/17/27	AUD	6,800	4,237,369
Prudential Financial, Inc.
5.750%, 07/15/33		3,625	3,732,946
3.000%, 03/10/40		600	432,743
Prudential Funding Asia PLC
3.125%, 04/14/30		3,600	3,160,625
3.625%, 03/24/32		2,750	2,411,254
PulteGroup, Inc.
6.375%, 05/15/33		1,100	1,134,993
Rayonier LP
2.750%, 05/17/31		3,500	2,825,160
Realty Income Corp.
5.625%, 10/13/32		2,600	2,583,511
2.850%, 12/15/32		2,067	1,667,611
1.800%, 03/15/33		4,600	3,365,262
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,200	1,047,016
Revvity, Inc.
3.300%, 09/15/29		1,500	1,339,685
Royal Bank of Canada
3.875%, 05/04/32		2,000	1,791,023
5.000%, 02/01/33		6,000	5,784,232
Royalty Pharma PLC
2.200%, 09/02/30		400	324,608
3.300%, 09/02/40		8,450	5,954,928
RTX Corp.
4.875%, 10/15/40		4,000	3,569,544
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29		1,000	955,164
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26		80	81,439
Simon Property Group LP
2.650%, 07/15/30		3,800	3,242,017
2.250%, 01/15/32		3,967	3,146,425
Skandinaviska Enskilda Banken AB
3.750%, 02/07/28	EUR	800	852,881

		Face Amount^ (000)	Value†
Societe Generale SA
0.750%, 01/25/27	EUR	2,000	$1,957,801
Ω 3.000%, 01/22/30		5,400	4,602,508
Southern Co.
5.200%, 06/15/33		400	385,353
Southwest Gas Corp.
2.200%, 06/15/30		5,700	4,722,941
Stanley Black & Decker, Inc.
3.000%, 05/15/32		6,500	5,362,225
5.200%, 09/01/40		3,000	2,739,249
Steel Dynamics, Inc.
3.250%, 01/15/31		6,080	5,276,483
Stellantis Finance U.S., Inc.
Ω 2.691%, 09/15/31		9,099	7,443,121
Sumitomo Mitsui Financial Group, Inc.
3.040%, 07/16/29		3,000	2,660,079
2.222%, 09/17/31		6,227	4,947,184
Sun Communities Operating LP
4.200%, 04/15/32		5,000	4,378,138
Suncor Energy, Inc.
# 5.950%, 12/01/34		6,600	6,662,200
6.500%, 06/15/38		1,000	1,025,447
Suncorp-Metway Ltd.
4.800%, 12/14/27	AUD	5,000	3,195,379
Svenska Handelsbanken AB
5.000%, 03/02/28	AUD	15,000	9,616,010
Swedbank AB
1.300%, 02/17/27	EUR	1,000	995,726
4.250%, 07/11/28	EUR	1,919	2,079,718
Targa Resources Corp.
4.200%, 02/01/33		3,000	2,648,060
Telefonica Europe BV
8.250%, 09/15/30		6,875	7,696,225
Telstra Group Ltd.
4.900%, 03/08/28	AUD	770	496,551
T-Mobile USA, Inc.
4.375%, 04/15/40		1,450	1,235,288
3.000%, 02/15/41		8,500	5,942,902
Toronto-Dominion Bank
2.000%, 09/10/31		2,778	2,206,079
3.200%, 03/10/32		5,000	4,263,761
# 4.456%, 06/08/32		4,909	4,554,414
Toyota Motor Credit Corp.
3.050%, 01/11/28		4,722	4,386,213
TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	6,487,829
Travelers Cos., Inc.
5.350%, 11/01/40		3,300	3,201,808

71

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		1,000	$828,220
UBS Group AG
1.250%, 09/01/26	EUR	2,900	2,918,195
Union Pacific Corp.
3.600%, 09/15/37		2,000	1,640,683
3.375%, 02/14/42		250	187,946
United Parcel Service, Inc.
6.200%, 01/15/38		1,075	1,143,750
5.200%, 04/01/40		5,260	5,049,432
4.875%, 11/15/40		907	833,140
UnitedHealth Group, Inc.
3.050%, 05/15/41		4,400	3,183,750
4.250%, 03/15/43		1,550	1,308,608
Unum Group
5.750%, 08/15/42		2,000	1,881,323
Valero Energy Corp.
7.500%, 04/15/32		4,400	4,919,339
6.625%, 06/15/37		2,300	2,428,501
Ventas Realty LP
3.000%, 01/15/30		3,400	2,926,107
Verizon Communications, Inc.
4.812%, 03/15/39		10,500	9,508,417
Viatris, Inc.
3.850%, 06/22/40		5,350	3,778,722
Virginia Electric & Power Co.
8.875%, 11/15/38		670	856,401
4.000%, 01/15/43		2,800	2,201,189
Vodafone Group PLC
7.875%, 02/15/30		7,225	8,059,014
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	7,968,212
Voya Financial, Inc.
5.700%, 07/15/43		1,200	1,126,600
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		387	331,913
Walt Disney Co.
6.200%, 12/15/34		2,200	2,346,645
3.500%, 05/13/40		6,400	4,984,462
Warnermedia Holdings, Inc.
4.054%, 03/15/29		4,800	4,378,483
Wells Fargo & Co.
4.150%, 01/24/29		5,764	5,454,565
Welltower OP LLC
3.100%, 01/15/30		1,200	1,054,050

		Face Amount^ (000)	Value†
2.750%, 01/15/31		7,300	$6,129,784
2.750%, 01/15/32		400	326,294
Western Union Co.
2.750%, 03/15/31		5,000	4,072,823
Westlake Corp.
3.375%, 06/15/30		1,016	892,499
2.875%, 08/15/41		800	524,742
Westpac Banking Corp.
4.800%, 02/16/28	AUD	5,600	3,596,047
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,318,575
7.950%, 02/15/31		3,112	3,470,263
Williams Cos., Inc.
5.650%, 03/15/33		400	396,801
6.300%, 04/15/40		1,000	1,012,197
5.400%, 03/04/44		2,000	1,827,529
Willis North America, Inc.
5.350%, 05/15/33		3,000	2,884,563
WP Carey, Inc.
2.250%, 04/01/33		5,000	3,721,323
WRKCo, Inc.
# 4.200%, 06/01/32		1,600	1,457,241

TOTAL BONDS			1,272,874,605

U.S. TREASURY OBLIGATIONS — (3.8%)
U.S. Treasury Notes
0.375%, 04/30/25		3,000	2,859,170
0.250%, 05/31/25		11,750	11,137,715
0.250%, 07/31/25		3,750	3,527,344
0.250%, 08/31/25		11,000	10,307,773
2.250%, 11/15/25		5,000	4,786,914
0.375%, 11/30/25		4,500	4,177,265
2.625%, 01/31/26		5,000	4,793,750
1.875%, 07/31/26		8,600	8,036,297
1.500%, 08/15/26		2,500	2,312,891

TOTAL U.S. TREASURY OBLIGATIONS			51,939,119

TOTAL INVESTMENT SECURITIES (Cost $1,457,972,336)			1,330,214,943

		Shares
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund		3,518,018	40,696,433

TOTAL INVESTMENTS — (100.0%) (Cost $1,498,668,810)			$1,370,911,376

72

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

As of April 30, 2024, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	62,559,881	AUD	95,913,961	UBS AG	05/02/24	$426,804
USD	10,362,469	JPY	1,592,651,596	Morgan Stanley and Co. International	05/20/24	236,888
USD	62,164,152	AUD	95,032,327	Australia and New Zealand Bank	05/28/24	553,745
USD	22,187,193	GBP	17,729,156	Morgan Stanley and Co. International	05/28/24	30,818
USD	62,332,223	AUD	95,364,182	UBS AG	05/31/24	501,038
USD	8,752,854	EUR	8,048,770	State Street Bank and Trust	07/03/24	141,124

Total Appreciation						$1,890,417

AUD	95,913,961	USD	62,636,612	UBS AG	05/02/24	$(503,535)
USD	4,734,453	EUR	4,426,942	Morgan Stanley and Co. International	07/11/24	(3,874)

Total (Depreciation)						$(507,409)

Total Appreciation (Depreciation)						$1,383,008

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,401,219	—	$5,401,219
Bonds	—	1,272,874,605	—	1,272,874,605
U.S. Treasury Obligations	—	51,939,119	—	51,939,119
Securities Lending Collateral	—	40,696,433	—	40,696,433

Total Investments in Securities	—	$1,370,911,376	—	$1,370,911,376

Financial Instruments
Assets
Forward Currency Contracts**	—	1,890,417	—	1,890,417
Liabilities
Forward Currency Contracts**	—	(507,409)	—	(507,409)

Total Financial Instruments	—	$1,383,008	—	$1,383,008

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

73

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (88.3%)
AUSTRALIA — (2.7%)
APA Infrastructure Ltd.
4.250%, 11/26/24	GBP	2,000	$2,482,076
Ω 4.200%, 03/23/25		3,200	3,148,757
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	5,900	6,290,627
3.250%, 09/25/24	GBP	1,250	1,549,973
BNZ International Funding Ltd.
0.375%, 09/14/24	EUR	4,200	4,422,673
Glencore Finance Europe Ltd.
0.625%, 09/11/24	EUR	397	418,411
1.750%, 03/17/25	EUR	1,000	1,047,152
Glencore Funding LLC
Ω 1.625%, 09/01/25		1,175	1,110,754
Ω 1.625%, 04/27/26		700	646,306
Macquarie Group Ltd.
0.625%, 02/03/27	EUR	500	491,069
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	2,235	2,262,313

TOTAL AUSTRALIA			23,870,111

BELGIUM — (0.8%)
Belfius Bank SA
0.375%, 09/02/25	EUR	1,800	1,834,994
0.375%, 02/13/26	EUR	5,000	5,027,240

TOTAL BELGIUM			6,862,234

CANADA — (4.3%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	1,000	1,026,073
Bank of Montreal
1.500%, 01/10/25		2,000	1,943,446
(r) SOFR + 0.620%, FRN, 5.974%, 09/15/26		170	169,801
Bank of Nova Scotia
0.650%, 07/31/24		3,400	3,358,120
1.050%, 03/02/26		5,900	5,440,946
Brookfield Corp.
4.000%, 01/15/25		2,100	2,074,912
Canadian Imperial Bank of Commerce
1.250%, 06/22/26		7,391	6,768,800
Canadian Natural Resources Ltd.
3.900%, 02/01/25		1,200	1,183,551

		Face Amount^ (000)	Value†
CANADA — (Continued)
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	$2,089,180
Enbridge, Inc.
2.500%, 01/15/25		2,200	2,148,346
Methanex Corp.
4.250%, 12/01/24		300	295,800
Royal Bank of Canada
(r) SOFR + 0.440%, FRN, 5.794%, 01/21/25		180	180,181
0.875%, 01/20/26		8,000	7,417,580
Toronto-Dominion Bank
1.200%, 06/03/26		5,121	4,691,958

TOTAL CANADA			38,788,694

DENMARK — (1.8%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	5,500	5,645,560
Danske Bank AS
0.625%, 05/26/25	EUR	2,500	2,579,989
ISS Finance BV
1.250%, 07/07/25	EUR	2,800	2,893,897
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	5,000	5,018,095

TOTAL DENMARK			16,137,541

FINLAND — (0.8%)
OP Corporate Bank PLC
0.125%, 07/01/24	EUR	6,500	6,893,934

FRANCE — (4.6%)
Air Liquide Finance SA
1.875%, 06/05/24	EUR	1,200	1,278,079
Banque Federative du Credit Mutuel SA
0.010%, 03/07/25	EUR	1,000	1,034,209
1.000%, 05/23/25	EUR	2,000	2,072,704
(r) SOFR + 1.400%, FRN, 6.754%, 07/13/26		500	508,074
(r)Ω SOFR + 1.130%, FRN, 6.484%, 01/23/27		750	757,440
Banque Stellantis France SACA
Δ 0.000%, 01/22/25	EUR	2,400	2,491,558

74

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
BNP Paribas SA
1.000%, 06/27/24	EUR	498	$529,058
1.125%, 08/28/24	EUR	700	740,371
Ω 3.375%, 01/09/25		2,000	1,967,002
1.250%, 03/19/25	EUR	1,800	1,879,161
BPCE SA
1.000%, 07/15/24	EUR	700	742,525
Ω 2.375%, 01/14/25		2,300	2,242,829
0.625%, 04/28/25	EUR	2,600	2,690,603
Ω 1.000%, 01/20/26		3,000	2,775,749
1.375%, 03/23/26	EUR	1,000	1,018,645
Credit Agricole SA
0.500%, 06/24/24	EUR	800	849,457
1.000%, 09/16/24	EUR	1,000	1,055,564
1.375%, 03/13/25	EUR	2,000	2,090,048
(r)Ω SOFR + 0.870%, FRN, 6.223%, 03/11/27		1,200	1,204,289
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		3,000	2,960,768
2.125%, 05/06/25	EUR	700	733,543
0.250%, 02/23/26	EUR	1,043	1,040,929
Societe Generale SA
#Ω 2.625%, 10/16/24		800	787,026
#Ω 1.375%, 07/08/25		3,600	3,425,394
0.125%, 02/24/26	EUR	2,200	2,204,233
Ω 4.000%, 01/12/27		2,000	1,901,344

TOTAL FRANCE			40,980,602

GERMANY — (5.7%)
Bayer U.S. Finance II LLC
Ω 4.250%, 12/15/25		2,800	2,720,435
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	988,498
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.550%, FRN
(r)Ω 5.905%, 04/02/26		6,500	6,518,045
Commerzbank AG
1.750%, 01/22/25	GBP	600	728,700
1.125%, 06/22/26	EUR	3,000	3,018,950
Daimler Truck Finance North America LLC
Ω 3.500%, 04/07/25		4,490	4,399,013
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	4,700	4,898,372
Deutsche Bank AG
3.700%, 05/30/24		1,800	1,796,517
2.625%, 12/16/24	GBP	1,000	1,227,046
4.100%, 01/13/26		1,000	971,533
1.625%, 01/20/27	EUR	2,500	2,504,512

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Fresenius Medical Care AG
3.875%, 09/20/27	EUR	1,500	$1,607,710
Fresenius Medical Care U.S. Finance III, Inc.
Ω 1.875%, 12/01/26		3,280	2,944,381
Fresenius SE & Co. KGaA
1.875%, 05/24/25	EUR	2,707	2,828,682
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		2,024	1,883,983
Mercedes-Benz International Finance BV
1.625%, 11/11/24	GBP	2,000	2,453,867
Volkswagen Bank GmbH
1.250%, 06/10/24	EUR	2,000	2,127,007
Volkswagen Financial Services NV
4.250%, 10/09/25	GBP	4,000	4,902,216
Volkswagen Leasing GmbH
0.375%, 07/20/26	EUR	500	494,906
VW Credit Canada, Inc.
2.050%, 12/10/24	CAD	1,350	961,744
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		500	491,982

TOTAL GERMANY			50,468,099

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.500%, 07/15/25		5,450	5,489,048
1.750%, 01/30/26		500	465,853

TOTAL IRELAND			5,954,901

ITALY — (3.2%)
Enel Finance International NV
5.625%, 08/14/24	GBP	4,000	4,997,851
0.375%, 06/17/27	EUR	2,000	1,927,168
Eni SpA
0.625%, 09/19/24	EUR	1,000	1,053,963
Holding d’Infrastructures de Transport SASU
2.500%, 05/04/27	EUR	5,400	5,535,641
Intesa Sanpaolo SpA
1.000%, 07/04/24	EUR	2,000	2,123,345
Ω 3.250%, 09/23/24		800	791,434
0.625%, 02/24/26	EUR	3,800	3,816,160

75

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
ITALY — (Continued)
Republic of Italy Government International Bonds
2.375%, 10/17/24		1,661	$1,634,620
Snam SpA
Δ 0.000%, 08/15/25	EUR	5,000	5,075,766
UniCredit SpA
0.325%, 01/19/26	EUR	1,750	1,759,878

TOTAL ITALY			28,715,826

JAPAN — (5.8%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		7,926	7,305,577
Aircastle Ltd.
4.125%, 05/01/24		2,000	2,000,000
Ω 5.250%, 08/11/25		50	49,374
4.250%, 06/15/26		3,500	3,384,412
American Honda Finance Corp., Floating Rate Note, SOFR + 0.710%, FRN
(r) 6.063%, 01/09/26		1,700	1,706,946
Honda Canada Finance, Inc.
2.500%, 0 6/04/24	CAD	4,000	2,898,485
JT International Financial Services BV
1.125%, 09/28/25	EUR	1,000	1,024,594
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	1,470	1,556,806
3.850%, 03/01/26		4,000	3,883,255
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,782	1,876,876
Nissan Motor Acceptance Co. LLC
Ω 1.125%, 09/16/24		500	490,095
Ω 2.000%, 03/09/26		1,500	1,384,578
1.850%, 09/16/26		250	225,879
Nissan Motor Co. Ltd.
Ω 3.522%, 09/17/25		3,000	2,890,928
Nomura Holdings, Inc.
2.648%, 01/16/25		5,500	5,370,826
1.653%, 07/14/26		700	640,122
NTT Finance Corp.
0.010%, 03/03/25	EUR	580	599,461
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	2,000	2,106,423
1.546%, 06/15/26	EUR	1,522	1,551,517

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Takeda Pharmaceutical Co. Ltd.
2.250%, 11/21/26	EUR	2,900	$2,988,387
Toyota Credit Canada, Inc.
1.270%, 07/22/24	CAD	2,250	1,620,657
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	700	740,033
0.064%, 01/13/25	EUR	4,300	4,470,246
Toyota Motor Credit Corp.
(r) SOFR + 0.550%, FRN, 5.877%, 10/16/24		360	360,601
(r) SOFR + 0.650%, FRN, 6.003%, 01/05/26		1,000	1,003,401

TOTAL JAPAN			52,129,479

LUXEMBOURG — (0.7%)
ArcelorMittal SA
6.125%, 06/01/25		500	501,065
4.875%, 09/26/26	EUR	5,500	5,977,351

TOTAL LUXEMBOURG			6,478,416

NETHERLANDS — (1.6%)
ABN AMRO Bank NV
2.375%, 06/01/27	EUR	1,000	1,026,853
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,450	1,439,968
Enexis Holding NV
0.875%, 04/28/26	EUR	1,000	1,010,707
ING Groep NV
Ω 4.625%, 01/06/26		6,100	5,998,562
Koninklijke Philips NV
0.500%, 05/22/26	EUR	4,550	4,552,054

TOTAL NETHERLANDS			14,028,144

SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA
1.375%, 05/14/25	EUR	400	415,955
1.750%, 11/26/25	EUR	3,000	3,104,708
Banco Santander SA
0.250%, 06/19/24	EUR	900	955,786
# 1.849%, 03/25/26		2,000	1,855,892
CaixaBank SA
1.000%, 06/25/24	EUR	300	318,728
0.375%, 02/03/25	EUR	4,000	4,157,344
1.375%, 06/19/26	EUR	1,800	1,818,708
Naturgy Finance BV
0.875%, 05/15/25	EUR	1,500	1,552,817

76

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SPAIN — (Continued)
Santander Holdings USA, Inc.
3.244%, 10/05/26		3,000	$2,811,778
Santander U.K. Group Holdings PLC
3.625%, 01/14/26	GBP	1,000	1,210,157
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	1,000	1,246,791

TOTAL SPAIN			19,448,664

SWEDEN — (1.5%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	3,500	3,622,772
Swedbank AB
0.250%, 10/09/24	EUR	2,500	2,625,794
0.750%, 05/05/25	EUR	2,000	2,069,814
3.750%, 11/14/25	EUR	1,000	1,066,475
Volvo Treasury AB
2.125%, 09/01/24	EUR	1,400	1,485,451
2.625%, 02/20/26	EUR	2,400	2,510,337

TOTAL SWEDEN			13,380,643

SWITZERLAND — (0.8%)
ABB Finance BV
0.750%, 05/16/24	EUR	1,880	2,003,942
UBS AG
0.010%, 03/31/26	EUR	2,000	1,989,245
UBS Group AG
4.125%, 09/24/25		2,000	1,950,964
4.125%, 04/15/26		1,000	968,258

TOTAL SWITZERLAND			6,912,409

UNITED KINGDOM — (5.1%)
Barclays PLC
3.650%, 03/16/25		1,650	1,618,744
4.375%, 01/12/26		2,160	2,106,429
3.000%, 05/08/26	GBP	2,000	2,373,095
BAT Capital Corp.
3.222%, 08/15/24		116	115,018
2.789%, 09/06/24		490	484,584
3.215%, 09/06/26		1,500	1,419,082
BAT International Finance PLC
2.750%, 03/25/25	EUR	900	951,010
1.668%, 03/25/26		2,616	2,429,111
British Telecommunications PLC
0.500%, 09/12/25	EUR	1,000	1,019,095
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26	EUR	2,000	2,005,765
Diageo Finance PLC
1.000%, 04/22/25	EUR	2,500	2,598,265

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
HSBC Holdings PLC
6.500%, 05/20/24	GBP	1,200	$1,499,898
0.875%, 09/06/24	EUR	1,316	1,389,535
4.300%, 03/08/26		1,108	1,081,810
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24	GBP	3,000	3,722,005
Lseg Netherlands BV
Δ 0.000%, 04/06/25	EUR	325	334,698
Motability Operations Group PLC
0.875%, 03/14/25	EUR	3,552	3,695,997
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,750	2,764,443
Nationwide Building Society
1.250%, 03/03/25	EUR	2,000	2,089,404
Ω 3.900%, 07/21/25		1,800	1,764,780
Ω 1.000%, 08/28/25		2,600	2,438,137
Ω 1.500%, 10/13/26		1,500	1,361,878
NatWest Group PLC
4.800%, 04/05/26		2,367	2,325,555
Reynolds American, Inc.
4.450%, 06/12/25		930	915,003
Standard Chartered PLC
#Ω 3.200%, 04/17/25		2,000	1,946,220
Vodafone Group PLC
1.875%, 09/11/25	EUR	1,500	1,560,057

TOTAL UNITED KINGDOM			46,009,618

UNITED STATES — (46.0%)
AES Corp.
Ω 3.300%, 07/15/25		1,500	1,452,640
Aetna, Inc.
3.500%, 11/15/24		412	406,989
Altria Group, Inc.
2.200%, 06/15/27	EUR	2,000	2,024,095
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,835	2,717,992
Ameren Corp.
2.500%, 09/15/24		1,750	1,727,567
American Electric Power Co., Inc.
1.000%, 11/01/25		678	631,147
American Express Co., Floating Rate Note,
(r) SOFR + 0.720%, FRN, 6.068%, 05/03/24		100	100,001

77

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
(r) SOFR + 0.650%, FRN, 5.998%, 11/04/26		426	$427,119
American Honda Finance Corp.
1.950%, 10/18/24	EUR	3,267	3,452,983
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	4,400	4,574,139
American Tower Corp.
3.375%, 05/15/24		1,000	999,008
4.400%, 02/15/26		1,300	1,270,951
1.600%, 04/15/26		3,250	3,006,432
1.950%, 05/22/26	EUR	500	512,118
Ares Capital Corp.
# 4.200%, 06/10/24		3,000	2,994,184
3.250%, 07/15/25		2,500	2,410,815
3.875%, 01/15/26		1,000	962,859
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,386,975
AT&T, Inc.
4.000%, 11/25/25	CAD	2,000	1,425,620
AT&T, Inc., Floating Rate Note, 3M Euribor + 0.400%, FRN
(r) 4.332%, 03/06/25	EUR	2,000	2,139,353
Bank of America Corp.
2.375%, 06/19/24	EUR	1,500	1,597,269
Becton Dickinson & Co.
0.034%, 08/13/25	EUR	4,250	4,321,885
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,913,510
5.950%, 06/01/26		1,926	1,930,703
Boeing Co.
2.600%, 10/30/25		1,827	1,733,709
3.100%, 05/01/26		3,840	3,617,303
2.250%, 06/15/26		153	140,783
Booking Holdings, Inc
2.375%, 09/23/24	EUR	3,146	3,335,798
Boston Properties LP
3.200%, 01/15/25		87	85,298
BP Capital Markets PLC
0.900%, 07/03/24	EUR	500	530,763
Brixmor Operating Partnership LP
3.850%, 02/01/25		1,442	1,418,906
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	1,827,639
Campbell Soup Co.
3.950%, 03/15/25		1,000	984,200
3.300%, 03/19/25		1,223	1,197,304

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Capital One Financial Corp.
3.200%, 02/05/25		1,000	$980,403
Carrier Global Corp.
2.242%, 02/15/25		79	76,858
Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
#(r) 5.804%, 08/11/25		5,250	5,265,724
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	6,167,810
Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r) 6.402%, 03/03/27		2,324	2,343,688
Citibank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.412%, 12/04/26		1,200	1,214,750
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,420	1,514,061
CNA Financial Corp.
3.950%, 05/15/24		1,499	1,498,115
CNH Industrial Capital LLC
3.950%, 05/23/25		1,700	1,665,555
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	5,453,958
Conagra Brands, Inc.
4.300%, 05/01/24		704	704,000
Constellation Energy Generation LLC
3.250%, 06/01/25		3,500	3,408,975
COPT Defense Properties LP
2.250%, 03/15/26		1,200	1,124,736
Cox Communications, Inc.
Ω 3.850%, 02/01/25		380	374,275
DCP Midstream Operating LP
5.375%, 07/15/25		1,272	1,265,626
Digital Stout Holding LLC
4.250%, 01/17/25	GBP	2,000	2,474,214
Discover Bank
3.450%, 07/27/26		2,000	1,889,877
Discover Financial Services
3.750%, 03/04/25		1,200	1,178,555
4.500%, 01/30/26		2,500	2,436,852
4.100%, 02/09/27		1,000	953,663
Dominion Energy, Inc.
3.300%, 03/15/25		600	587,388

78

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Dow Chemical Co.
0.500%, 03/15/27	EUR	525	$511,205
DPL, Inc.
# 4.125%, 07/01/25		2,000	1,942,714
DTE Energy Co.
# 1.050%, 06/01/25		2,300	2,185,883
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,354,058
DXC Technology Co.
1.750%, 01/15/26	EUR	2,000	2,052,611
1.800%, 09/15/26		3,000	2,717,317
Eastman Chemical Co.
3.800%, 03/15/25		1,000	982,377
Edison International
4.950%, 04/15/25		5,500	5,452,447
Emerson Electric Co.
0.375%, 05/22/24	EUR	2,500	2,662,799
Energy Transfer LP
4.050%, 03/15/25		1,500	1,477,078
EPR Properties
4.750%, 12/15/26		2,000	1,918,330
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,394	4,348,463
Expedia Group, Inc.
5.000%, 02/15/26		1,166	1,151,794
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		4,900	4,853,058
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	1,500	1,497,463
Fiserv, Inc.
3.200%, 07/01/26		1,188	1,131,534
Flex Ltd.
4.750%, 06/15/25		650	641,548
3.750%, 02/01/26		5,000	4,819,851
Ford Motor Credit Co. LLC
4.134%, 08/04/25		2,000	1,950,621
4.389%, 01/08/26		1,000	971,648
6.950%, 03/06/26		1,000	1,013,531
Freeport-McMoRan, Inc.
4.550%, 11/14/24		2,000	1,984,880
General Motors Co.
6.125%, 10/01/25		1,300	1,304,372
General Motors Financial Co., Inc.
2.750%, 06/20/25		3,500	3,380,559
1.250%, 01/08/26		300	278,746
0.850%, 02/26/26	EUR	750	759,082
5.250%, 03/01/26		1,473	1,460,575
Global Payments, Inc.
1.200%, 03/01/26		1,600	1,477,209

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.800%, 04/01/26		4,250	$4,181,994
GLP Capital LP/GLP Financing II, Inc.
3.350%, 09/01/24		3,125	3,093,414
Goldman Sachs Group, Inc.
3.500%, 01/23/25		4,200	4,134,364
3.375%, 03/27/25	EUR	3,500	3,719,178
4.250%, 01/29/26	GBP	700	858,012
Graphic Packaging International LLC
4.125%, 08/15/24		824	816,654
Hanesbrands, Inc.
Ω 4.875%, 05/15/26		2,500	2,418,009
Harley-Davidson Financial Services, Inc.
0.900%, 11/19/24	EUR	1,000	1,049,054
HCA, Inc.
5.375%, 02/01/25		6,350	6,321,531
Healthcare Realty Holdings LP
3.500%, 08/01/26		5,000	4,745,166
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		900	900,260
1.750%, 04/01/26		2,000	1,861,867
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	5,750	6,003,857
Howmet Aerospace, Inc.
6.875%, 05/01/25		112	112,846
HP, Inc.
2.200%, 06/17/25		2,000	1,922,245
Humana, Inc.
3.850%, 10/01/24		3,000	2,975,201
Huntington Bancshares, Inc.
2.625%, 08/06/24		700	694,046
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,768,796
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	1,000	1,009,796
Jabil, Inc.
1.700%, 04/15/26		5,825	5,389,576
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	863	914,737
4.850%, 01/15/27		2,000	1,961,237
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.792%, 03/06/26		2,100	2,105,808
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	2,870	2,067,384

79

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Johnson Controls International PLC
1.375%, 02/25/25	EUR	2,000	$2,091,090
Kellanova
1.250%, 03/10/25	EUR	3,000	3,130,910
Kilroy Realty LP
3.450%, 12/15/24		2,000	1,967,459
Laboratory Corp. of America Holdings
1.550%, 06/01/26		1,914	1,761,428
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,886,004
Lennar Corp.
4.750%, 05/30/25		1,200	1,186,357
Lincoln National Corp.
# 3.350%, 03/09/25		1,000	977,902
LYB International Finance II BV
0.875%, 09/17/26	EUR	1,200	1,193,114
LYB International Finance III LLC
1.250%, 10/01/25		316	296,146
ManpowerGroup, Inc.
1.750%, 06/22/26	EUR	130	132,981
Marathon Petroleum Corp.
3.625%, 09/15/24		2,100	2,081,737
4.700%, 05/01/25		1,900	1,880,741
Marriott International, Inc.
3.750%, 03/15/25		5,000	4,911,821
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		1,635	1,631,492
McKesson Corp.
1.500%, 11/17/25	EUR	2,000	2,063,556
Micron Technology, Inc.
4.975%, 02/06/26		1,500	1,483,680
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.047%, 05/07/25		232	233,001
Netflix, Inc.
5.875%, 02/15/25		3,000	3,010,490
Newell Brands, Inc.
4.875%, 06/01/25		2,000	1,967,818
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.115%, 01/29/26		1,290	1,293,153

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NextEra Energy Operating Partners LP
Ω 3.875%, 10/15/26		1,000	$935,505
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,500	2,476,675
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		500	494,663
OneMain Finance Corp.
6.875%, 03/15/25		3,585	3,608,481
Oracle Corp.
3.400%, 07/08/24		500	497,619
2.950%, 05/15/25		5,000	4,862,608
Parker-Hannifin Corp.
3.650%, 06/15/24		2,081	2,074,447
1.125%, 03/01/25	EUR	2,000	2,083,449
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.450%, 01/29/26		572	558,605
Ω 1.700%, 06/15/26		5,150	4,728,536
PepsiCo, Inc.
0.250%, 05/06/24	EUR	1,500	1,600,282
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		1,066	1,049,628
Philip Morris International, Inc.
2.875%, 05/01/24		5,800	5,800,000
0.625%, 11/08/24	EUR	1,118	1,173,021
2.750%, 03/19/25	EUR	2,000	2,113,356
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		1,500	1,483,304
PNC Financial Services Group, Inc.
2.200%, 11/01/24		108	106,175
PPG Industries, Inc.
1.875%, 06/01/25	EUR	4,000	4,179,081
Prologis LP
3.000%, 06/02/26	EUR	2,100	2,206,070
Radian Group, Inc.
4.500%, 10/01/24		3,500	3,473,528
Revvity, Inc.
1.875%, 07/19/26	EUR	6,000	6,120,374
Royalty Pharma PLC
1.200%, 09/02/25		3,986	3,753,712
Ryder System, Inc.
2.500%, 09/01/24		2,100	2,076,002
Seagate HDD Cayman
4.750%, 01/01/25		1,500	1,485,194
Sealed Air Corp.
Ω 5.500%, 09/15/25		2,500	2,485,177

80

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Sempra
3.300%, 04/01/25		1,477	$1,443,906
Simon Property Group LP
2.000%, 09/13/24		6,850	6,759,523
3.500%, 09/01/25		2,000	1,947,681
SLM Corp.
3.125%, 11/02/26		3,000	2,782,920
Southwest Airlines Co.
5.250%, 05/04/25		3,500	3,480,022
Steel Dynamics, Inc.
2.400%, 06/15/25		100	96,222
Stryker Corp.
0.250%, 12/03/24	EUR	2,000	2,088,879
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	3,300	3,480,902
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	249,711
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	991,293
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	11,900	8,553,409
U.S. Bancorp
0.850%, 06/07/24	EUR	900	957,119
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	10,250	7,433,847
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,000	5,753,868
Ventas Realty LP
2.650%, 01/15/25		500	488,529
4.125%, 01/15/26		2,500	2,426,168
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		3,200	3,223,072
VMware LLC
1.400%, 08/15/26		3,725	3,387,437
Vontier Corp.
1.800%, 04/01/26		3,500	3,237,234
Vornado Realty LP
2.150%, 06/01/26		6,100	5,538,541
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	1,000	1,199,441
3.450%, 06/01/26		5,000	4,727,082
Wells Fargo & Co.
1.625%, 06/02/25	EUR	1,600	1,664,686
2.000%, 07/28/25	GBP	1,000	1,197,351
2.975%, 05/19/26	CAD	2,500	1,742,182
Western Digital Corp.
4.750%, 02/15/26		3,000	2,919,322

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Western Union Co.
1.350%, 03/15/26	5,000	$4,598,820
Williams Cos., Inc.
3.900%, 01/15/25	1,596	1,574,800
WRKCo, Inc.
4.650%, 03/15/26	5,500	5,396,341
Xerox Holdings Corp.
Ω 5.000%, 08/15/25	1,169	1,135,812

TOTAL UNITED STATES		410,226,417

TOTAL BONDS		787,285,732

U.S. TREASURY OBLIGATIONS — (5.9%)
U.S. Treasury Notes
0.250%, 05/15/24	35,500	35,429,842
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	8,000	8,009,259
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	9,500	9,520,869

TOTAL U.S. TREASURY OBLIGATIONS		52,959,970

COMMERCIAL PAPER — (5.0%)

UNITED KINGDOM — (0.9%)
BP Capital Markets PLC
Ω 5.565%, 06/24/24	8,000	7,933,572

UNITED STATES — (4.1%)
AT&T, Inc.
Ω 5.656%, 06/26/24	2,500	2,478,281
Bayer Corp.
Ω 5.738%, 07/08/24	5,250	5,192,785
Duke Energy Corp.
Ω 5.610%, 05/02/24	1,855	1,854,441
EIDP, Inc.
Ω 5.587%, 06/10/24	2,500	2,484,083
Ω 5.607%, 06/24/24	5,000	4,959,043
Ω 5.653%, 07/24/24	1,000	987,541
Harley-Davidson Financial Services, Inc.
Ω 6.200%, 07/30/24	2,000	1,969,866
Intesa Sanpaolo Funding LLC
5.857%, 07/29/24	2,000	1,971,100
Keurig Dr Pepper, Inc.
Ω 5.687%, 06/26/24	6,000	5,947,209
L3Harris Technologies, Inc.
Ω 5.713%, 05/29/24	3,000	2,986,646

81

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
Ω 5.693%, 05/10/24	5,000	$4,992,424
Verizon Communications, Inc.
Ω 5.617%, 06/04/24	300	298,374

TOTAL UNITED STATES		36,121,793

TOTAL COMMERCIAL PAPER (Cost $44,062,743)		44,055,365

TOTAL INVESTMENT SECURITIES (Cost $900,183,210)		884,301,067

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	633,296	$7,325,964

TOTAL INVESTMENTS — (100.0%) (Cost $907,509,011)		$891,627,031

As of April 30, 2024, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	17,173,820	GBP	13,574,812	Bank of New York Mellon	05/07/24	$211,024
USD	17,145,397	CAD	23,112,871	State Street Bank and Trust	05/08/24	354,280
USD	17,908,057	GBP	14,307,763	Morgan Stanley and Co. International	05/28/24	27,445
EUR	1,901,372	USD	2,025,547	Morgan Stanley and Co. International	07/02/24	8,723
USD	94,379,232	EUR	87,251,016	State Street Bank and Trust	07/02/24	1,029,723
USD	95,081,579	EUR	87,420,396	HSBC Bank	07/03/24	1,546,690
USD	91,457,002	EUR	84,931,778	Citibank, N.A.	07/10/24	555,427
USD	15,846,594	CAD	21,608,326	State Street Bank and Trust	07/25/24	127,834

Total Appreciation						$3,861,146

CAD	4,777,489	USD	3,549,087	Morgan Stanley and Co. International	05/08/24	$(78,320)
EUR	617,394	USD	664,041	State Street Bank and Trust	07/02/24	(3,494)
EUR	2,091,881	USD	2,243,344	Morgan Stanley and Co. International	07/03/24	(5,150)
EUR	2,168,130	USD	2,361,006	State Street Bank and Trust	07/03/24	(41,230)
EUR	313,075	USD	335,387	State Street Bank and Trust	07/10/24	(306)

Total (Depreciation)						$(128,500)

Total Appreciation (Depreciation)						$3,732,646

82

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$787,285,732	—	$787,285,732
U.S. Treasury Obligations	—	52,959,970	—	52,959,970
Commercial Paper.	—	44,055,365	—	44,055,365
Securities Lending Collateral	—	7,325,964	—	7,325,964

Total Investments in Securities	—	$891,627,031	—	$891,627,031

Financial Instruments
Assets
Forward Currency Contracts**	—	3,861,146	—	3,861,146
Liabilities
Forward Currency Contracts**	—	(128,500)	—	(128,500)

Total Financial Instruments	—	$3,732,646	—	$3,732,646

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

83

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SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (8.4%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		67	$63,541
Government National Mortgage Association, TBA
3.500%, 03/20/52 TBA		37,068	32,648,904
4.000%, 05/20/54 TBA		6,198	5,616,143
Uniform Mortgage-Backed Security, TBA
1.500%, 05/01/54 TBA		45,678	32,724,423
2.000%, 05/01/54 TBA		38,116	28,766,017
2.500%, 05/01/54 TBA		87,913	69,544,103
6.000%, 05/01/54 TBA		27,660	27,402,851
6.500%, 05/01/54 TBA		38,386	38,675,468

TOTAL AGENCY OBLIGATIONS			235,441,450

BONDS — (79.5%)

AUSTRALIA — (5.5%)
APA Infrastructure Ltd.
3.500%, 03/22/30	GBP	1,400	1,545,726
2.000%, 07/15/30	EUR	1,367	1,304,515
BHP Billiton Finance Ltd.
3.250%, 09/25/24	GBP	1,200	1,487,974
1.500%, 04/29/30	EUR	1,000	935,517
3.125%, 04/29/33	EUR	3,000	3,020,404
BNZ International Funding Ltd.
0.375%, 09/14/24	EUR	3,290	3,464,427
Buckeye Partners LP
3.950%, 12/01/26		87	81,900
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.753%, 07/07/25		1,000	1,000,847
FMG Resources August 2006 Pty. Ltd.
Ω 4.500%, 09/15/27		1,800	1,697,566
Ω 5.875%, 04/15/30		700	672,955

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Ω 4.375%, 04/01/31		2,100	$1,848,931
Glencore Funding LLC
Ω 2.500%, 09/01/30		910	753,045
Ω 2.850%, 04/27/31		3,000	2,487,339
National Australia Bank Ltd.
(r) SOFR + 0.760%, FRN, 6.104%, 05/13/25		1,000	1,003,521
(r) SOFR + 0.860%, FRN, 6.213%, 06/09/25		5,835	5,866,581
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	5,000	2,706,383
1.500%, 02/20/32	AUD	14,820	7,469,653
2.000%, 03/08/33	AUD	8,000	4,050,713
1.750%, 03/20/34	AUD	9,200	4,384,650
4.250%, 02/20/36	AUD	18,900	11,066,446
Queensland Treasury Corp.
1.500%, 08/20/32	AUD	9,700	4,808,260
1.750%, 07/20/34	AUD	34,000	16,005,090
Rio Tinto Alcan, Inc.
5.750%, 06/01/35		1,000	1,011,914
Rio Tinto Finance USA Ltd.
5.200%, 11/02/40		3,000	2,858,322
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	29,500	15,069,908
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	5,000	2,556,250
4.250%, 12/20/32	AUD	10,800	6,595,180
2.250%, 09/15/33	AUD	6,000	3,045,760
2.250%, 11/20/34	AUD	51,000	24,912,757
2.000%, 09/17/35	AUD	21,100	9,743,193
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	15,500	7,516,593
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	3,200	3,042,006

TOTAL AUSTRALIA			154,014,326

BELGIUM — (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40		7,000	6,041,191
Dexia SA
0.250%, 12/11/24	GBP	4,000	4,853,413

84

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CONTINUED

		Face Amount^ (000)	Value†
BELGIUM — (Continued)
Euroclear Bank SA
1.250%, 09/30/24	GBP	2,000	$2,458,640

TOTAL BELGIUM			13,353,244

CANADA — (3.8%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27		1,620	1,525,070
Bank of Montreal
2.500%, 06/28/24		700	696,462
1.500%, 12/18/24	GBP	2,000	2,441,961
Bank of Nova Scotia
2.150%, 08/01/31		500	400,737
2.450%, 02/02/32		14,891	11,960,442
Canada Government Bonds
2.750%, 08/01/24	CAD	26,000	18,783,118
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	19,650	14,232,387
Canadian Natural Resources Ltd.
6.250%, 03/15/38		7,295	7,353,063
CI Financial Corp.
3.200%, 12/17/30		7,053	5,614,940
CPPIB Capital, Inc.
0.375%, 06/20/24	EUR	600	637,381
Enbridge, Inc.
3.500%, 06/10/24		15	14,963
Fairfax Financial Holdings Ltd.
2.750%, 03/29/28	EUR	461	469,780
# 4.850%, 04/17/28		1,000	970,933
4.625%, 04/29/30		200	186,833
ITC Holdings Corp.
3.650%, 06/15/24		2,070	2,063,686
Magna International, Inc.
4.375%, 03/17/32	EUR	1,720	1,903,098
Methanex Corp.
5.250%, 12/15/29		3,260	3,090,281
Nutrien Ltd.
3.000%, 04/01/25		40	39,002
Province of British Columbia
6.500%, 01/15/26		93	94,513
Royal Bank of Canada
1.375%, 12/09/24	GBP	1,100	1,343,496
2.300%, 11/03/31		300	242,432
3.875%, 05/04/32		8,000	7,164,093
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,716,021
6.800%, 05/15/38		3,734	3,918,042
6.500%, 06/15/38		152	155,868

		Face Amount^ (000)	Value†
CANADA — (Continued)
TC PipeLines LP
3.900%, 05/25/27		2,000	$1,894,508
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	13,200	12,747,341
3.200%, 03/10/32		1,000	852,752
3.129%, 08/03/32	EUR	2,000	2,040,423
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	970,042

TOTAL CANADA			105,523,668

DENMARK — (0.0%)
DSV Finance BV
1.375%, 03/16/30	EUR	400	376,659

FINLAND — (0.1%)
Nokia OYJ
4.375%, 06/12/27		350	334,996
OP Corporate Bank PLC
0.625%, 11/12/29	EUR	2,750	2,481,686

TOTAL FINLAND			2,816,682

FRANCE — (3.8%)
Banque Federative du Credit Mutuel SA
2.625%, 11/06/29	EUR	4,500	4,496,537
0.750%, 01/17/30	EUR	1,200	1,072,507
1.250%, 06/03/30	EUR	1,700	1,551,891
0.625%, 02/21/31	EUR	9,900	8,515,937
1.125%, 01/19/32	EUR	2,700	2,359,941
Banque Stellantis France SACA
Δ 0.000%, 01/22/25	EUR	3,000	3,114,448
BNP Paribas SA
1.000%, 06/27/24	EUR	2,000	2,124,732
3.375%, 01/23/26	GBP	2,782	3,350,547
2.100%, 04/07/32	EUR	1,500	1,399,109
BPCE SA
Ω 3.500%, 10/23/27		5,000	4,628,207
Ω 2.700%, 10/01/29		6,626	5,745,694
0.250%, 01/14/31	EUR	5,300	4,527,566
2.375%, 04/26/32	EUR	1,400	1,356,641
Caisse des Depots et Consignations
1.125%, 12/16/24	GBP	1,000	1,219,064
Credit Agricole SA
4.000%, 01/18/33	EUR	7,500	8,181,453
Electricite de France SA
Ω 3.625%, 10/13/25		40	38,885
6.250%, 05/30/28	GBP	1,000	1,289,121
5.875%, 07/18/31	GBP	3,200	4,070,623
6.125%, 06/02/34	GBP	1,500	1,899,242

85

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
Ile-de-France Mobilites
3.700%, 06/14/38	EUR	6,000	$6,454,531
La Poste SA
1.375%, 04/21/32	EUR	8,500	7,708,492
Orange SA
3.250%, 01/15/32	GBP	600	663,965
SNCF Reseau
5.250%, 01/31/35	GBP	10,050	12,872,230
Societe Generale SA
#Ω 4.750%, 09/14/28		1,000	961,368
Ω 3.000%, 01/22/30		1,400	1,193,243
4.250%, 11/16/32	EUR	1,000	1,106,551
Unibail-Rodamco-Westfield SE
1.875%, 01/15/31	EUR	500	464,067
Vinci SA
3.375%, 10/17/32	EUR	5,000	5,274,639
WEA Finance LLC
Ω 3.500%, 06/15/29		9,550	8,336,728

TOTAL FRANCE			105,977,959

GERMANY — (2.4%)
BASF SE
3.750%, 06/29/32	EUR	8,400	8,964,126
Bayer Capital Corp. BV
2.125%, 12/15/29	EUR	900	861,128
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	25,754
Daimler Truck Finance North America LLC
Ω 5.500%, 09/20/33		600	591,143
Deutsche Bank AG
3.700%, 05/30/24		113	112,806
Deutsche Telekom AG
3.125%, 02/06/34	GBP	3,000	3,185,888
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	2,846,382
Fresenius Medical Care AG
1.500%, 05/29/30	EUR	3,000	2,781,459
Fresenius Medical Care
U.S. Finance III, Inc.
Ω 3.750%, 06/15/29		4,000	3,535,442
Ω 2.375%, 02/16/31		8,100	6,284,172
Fresenius SE & Co. KGaA
2.875%, 05/24/30	EUR	2,500	2,519,927
HOWOGE Wohnungsbaugesellschaft GmbH
1.125%, 11/01/33	EUR	200	166,067

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
5.000%, 09/10/24	GBP	3,500	$4,368,842
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.375%, 12/09/24	GBP	5,600	6,801,678
Mercedes-Benz Finance North America LLC
Ω 2.625%, 03/10/30		170	146,658
NRW Bank
0.375%, 12/16/24	GBP	1,200	1,456,426
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41		1,000	718,603
State of North Rhine-Westphalia
0.625%, 12/16/24	GBP	3,000	3,645,845
Volkswagen Financial Services NV
1.875%, 12/03/24	GBP	1,000	1,225,584
0.875%, 02/20/25	GBP	3,000	3,614,486
4.250%, 10/09/25	GBP	600	735,332
Volkswagen Leasing GmbH
0.625%, 07/19/29	EUR	5,000	4,536,396
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	2,961,733
Ω 7.125%, 04/14/30		3,908	3,995,875

TOTAL GERMANY			66,081,752

HONG KONG — (0.6%)
Prudential Funding Asia PLC
3.125%, 04/14/30		100	87,795
3.625%, 03/24/32		19,800	17,361,026

TOTAL HONG KONG			17,448,821

IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400%, 10/29/33		4,000	3,256,688
3.850%, 10/29/41		1,000	753,590

TOTAL IRELAND			4,010,278

ITALY — (1.3%)
Eni SpA
0.625%, 01/23/30	EUR	1,000	903,643
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,395,194

86

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CONTINUED

		Face Amount^ (000)	Value†
ITALY — (Continued)
1.750%, 07/04/29	EUR	3,800	$3,661,546
Ω 4.000%, 09/23/29		2,000	1,812,891
2.500%, 01/15/30	GBP	3,850	4,021,129
1.350%, 02/24/31	EUR	1,400	1,247,023
5.625%, 03/08/33	EUR	500	581,998
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/34	EUR	4,000	4,674,851
4.000%, 02/01/37	EUR	6,000	6,423,694
Snam SpA
0.625%, 06/30/31	EUR	7,000	6,023,312
UniCredit SpA
1.625%, 01/18/32	EUR	7,400	6,694,575

TOTAL ITALY			37,439,856

JAPAN — (10.2%)
Aircastle Ltd.
4.250%, 06/15/26		500	483,487
Ω 2.850%, 01/26/28		1,500	1,336,472
Japan Government Ten Year Bonds
0.100%, 06/20/27	JPY	632,000	3,980,861
0.200%, 03/20/32	JPY	4,000,000	24,406,049
0.200%, 09/20/32	JPY	4,580,000	27,770,978
0.500%, 12/20/32	JPY	3,000,000	18,611,927
0.400%, 06/20/33	JPY	4,500,000	27,530,704
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	1,440,000	10,434,944
Japan Government Twenty Year
Bonds
1.500%, 03/20/34	JPY	1,500,000	10,074,723
1.400%, 09/20/34	JPY	2,700,000	17,931,465
1.200%, 09/20/35	JPY	3,550,000	22,979,618
0.400%, 03/20/36	JPY	4,630,000	27,233,377
0.600%, 09/20/37	JPY	2,200,000	12,943,056
0.500%, 12/20/41	JPY	2,268,000	12,122,364
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		4,053	3,630,656
2.559%, 02/25/30		5,000	4,274,024
3.556%, 06/15/32	EUR	4,069	4,345,163
3.751%, 07/18/39		3,155	2,569,819
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	12,784	11,494,687
0.797%, 04/15/30	EUR	923	830,529
0.693%, 10/07/30	EUR	1,620	1,423,751
2.096%, 04/08/32	EUR	2,850	2,690,210
Nissan Motor Acceptance Co. LLC
Ω 2.450%, 09/15/28		800	680,575
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		6,300	5,730,156

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	$8,812,743
Sumitomo Mitsui Financial Group, Inc.
# 3.944%, 07/19/28		700	661,717
3.040%, 07/16/29		9,750	8,645,256
0.632%, 10/23/29	EUR	2,000	1,813,925
2.750%, 01/15/30		790	680,811
2.130%, 07/08/30		4,000	3,271,791
2.222%, 09/17/31		6,000	4,766,838

TOTAL JAPAN			284,162,676

LUXEMBOURG — (0.2%)
JAB Holdings BV
1.000%, 07/14/31	EUR	800	703,019
Prologis International Funding II SA
2.375%, 11/14/30	EUR	4,550	4,363,563
1.625%, 06/17/32	EUR	1,000	881,074

TOTAL LUXEMBOURG			5,947,656

NETHERLANDS — (1.0%)
BNG Bank NV
1.600%, 11/27/30	AUD	3,000	1,565,467
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		3,600	3,575,094
Heineken NV
4.125%, 03/23/35	EUR	1,500	1,649,962
Koninklijke KPN NV
5.750%, 09/17/29	GBP	1,500	1,916,891
Nederlandse Waterschapsbank NV
2.000%, 12/16/24	GBP	11,700	14,338,453
Shell International Finance BV
1.875%, 04/07/32	EUR	5,000	4,717,048

TOTAL NETHERLANDS			27,762,915

NEW ZEALAND — (0.6%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	26,800	15,763,945

NORWAY — (0.2%)
Aker BP ASA
Ω 6.000%, 06/13/33		1,000	997,900
Kommunalbanken AS
1.000%, 12/12/24	GBP	4,760	5,800,732

TOTAL NORWAY			6,798,632

87

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SPAIN — (0.4%)
Banco Santander SA
0.250%, 06/19/24	EUR	2,000	$2,123,968
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	300	294,244
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	202,198
4.400%, 07/13/27		2,000	1,914,757
Santander U.K. PLC
3.875%, 10/15/29	GBP	1,478	1,710,650
Telefonica Emisiones SA
5.445%, 10/08/29	GBP	650	814,181
7.045%, 06/20/36		4,530	4,851,399
Telefonica Europe BV
8.250%, 09/15/30		500	559,725

TOTAL SPAIN			12,471,122

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.9%)
Asian Development Bank
4.800%, 01/17/33	AUD	5,000	3,184,914
European Investment Bank
2.150%, 01/18/27	JPY	1,009,600	6,734,102
4.550%, 06/02/33	AUD	2,170	1,355,134
European Union
3.375%, 10/04/38	EUR	4,000	4,313,223
Inter-American
Development Bank
1.375%, 12/15/24	GBP	20,634	25,196,547
International Finance Corp.
2.875%, 12/18/24	GBP	4,300	5,298,693
1.250%, 02/06/31	AUD	3,000	1,532,268
1.500%, 04/15/35	AUD	10,100	4,529,488

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			52,144,369

SWITZERLAND — (0.7%)
UBS AG
0.500%, 03/31/31	EUR	4,000	3,432,502
UBS Group AG
0.875%, 11/03/31	EUR	17,900	15,288,539
0.625%, 02/24/33	EUR	200	159,656

TOTAL SWITZERLAND			18,880,697

UNITED KINGDOM — (4.8%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		300	238,164
Ω 5.500%, 08/11/32		1,000	958,817
Ω 5.950%, 10/15/33		5,000	4,923,178
Barclays PLC
4.375%, 01/12/26		2,000	1,950,397
3.250%, 02/12/27	GBP	1,657	1,940,390

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
3.250%, 01/17/33	GBP	7,500	$7,731,510
BAT Capital Corp.
2.726%, 03/25/31		4,000	3,303,980
BAT International Finance PLC
3.125%, 03/06/29	EUR	3,200	3,297,599
2.250%, 01/16/30	EUR	6,500	6,263,823
British Telecommunications PLC
5.125%, 12/04/28		1,000	984,459
Ω 3.250%, 11/08/29		600	533,269
3.125%, 11/21/31	GBP	1,500	1,611,920
Centrica PLC
4.375%, 03/13/29	GBP	1,000	1,199,116
CK Hutchison Group Telecom Finance SA
1.500%, 10/17/31	EUR	2,000	1,794,212
HSBC Holdings PLC
0.875%, 09/06/24	EUR	343	362,166
4.950%, 03/31/30		2,000	1,931,060
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24	GBP	3,453	4,284,028
Lloyds Banking Group PLC
3.750%, 01/11/27		3,500	3,336,112
LSEGA Financing PLC
Ω 3.200%, 04/06/41		1,736	1,253,892
National Grid Electricity Distribution South West PLC
2.375%, 05/16/29	GBP	1,300	1,415,814
National Grid PLC
0.750%, 09/01/33	EUR	5,000	3,983,212
4.275%, 01/16/35	EUR	500	538,573
Nationwide Building Society
3.250%, 09/05/29	EUR	4,800	5,011,782
NatWest Group PLC
4.800%, 04/05/26		2,600	2,554,475
Rolls-Royce PLC
Ω 3.625%, 10/14/25		3,000	2,880,002
3.375%, 06/18/26	GBP	800	953,407
Smith & Nephew PLC
2.032%, 10/14/30		200	160,972
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	4,200	3,910,871
Transport for London
4.000%, 09/12/33	GBP	5,900	6,669,555
U.K. Gilts
1.750%, 09/07/37	GBP	5,300	4,790,138
1.125%, 01/31/39	GBP	61,800	48,549,599
Vodafone Group PLC
4.200%, 12/13/27	AUD	1,800	1,118,969

88

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
6.150%, 02/27/37		5,000	$5,104,583

TOTAL UNITED KINGDOM			135,540,044

UNITED STATES — (41.4%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		209	163,989
Ω 2.500%, 02/10/41		5,400	3,457,035
Abbott Laboratories
5.300%, 05/27/40		8,660	8,545,406
AbbVie, Inc.
3.800%, 03/15/25		29	28,562
4.050%, 11/21/39		2,230	1,889,335
4.400%, 11/06/42		500	430,937
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		700	624,953
3.500%, 03/15/32		2,600	2,170,051
AECOM
5.125%, 03/15/27		5,660	5,498,717
Aetna, Inc.
6.750%, 12/15/37		700	746,358
Affiliated Managers Group,
Inc.
3.300%, 06/15/30		3,100	2,701,970
Air Products & Chemicals, Inc.
4.000%, 03/03/35	EUR	7,250	7,856,280
Alabama Power Co.
2.800%, 04/01/25		30	29,240
Allstate Corp.
5.950%, 04/01/36		600	614,104
Ally Financial, Inc.
8.000%, 11/01/31		7,775	8,417,772
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,756,624
3.125%, 06/15/31	EUR	4,118	4,031,463
2.450%, 02/04/32		612	483,155
5.800%, 02/14/39		1,000	976,562
4.500%, 05/02/43		1,000	803,560
Amazon.com, Inc.
3.875%, 08/22/37		400	344,040
2.875%, 05/12/41		12,000	8,642,488
American International Group, Inc.
1.875%, 06/21/27	EUR	2,603	2,615,609
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	913,498
0.950%, 10/05/30	EUR	2,000	1,764,377
1.000%, 01/15/32	EUR	3,247	2,759,311
4.050%, 03/15/32		2,725	2,434,811
Ameriprise Financial, Inc.
4.500%, 05/13/32		700	659,244

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Amgen, Inc.
3.125%, 05/01/25		37	$36,077
3.350%, 02/22/32		655	567,996
3.150%, 02/21/40		2,000	1,459,342
4.950%, 10/01/41		1,500	1,360,036
Aon Global Ltd.
3.500%, 06/14/24		107	106,732
Apache Corp.
6.000%, 01/15/37		500	485,159
Apple, Inc.
2.500%, 02/09/25		53	51,860
3.000%, 06/20/27		64	60,222
3.850%, 05/04/43		8,000	6,555,506
Ares Capital Corp.
4.200%, 06/10/24		6,000	5,988,369
3.875%, 01/15/26		4,000	3,851,437
3.200%, 11/15/31		3,700	3,022,870
Arizona Public Service Co.
# 2.600%, 08/15/29		800	696,315
2.200%, 12/15/31		500	395,799
5.050%, 09/01/41		700	622,648
Arrow Electronics, Inc.
3.875%, 01/12/28		2,203	2,071,736
Ashland, Inc.
Ω 3.375%, 09/01/31		12,070	10,011,318
Assurant, Inc.
2.650%, 01/15/32		4,450	3,559,450
AT&T, Inc.
4.375%, 09/14/29	GBP	500	596,663
2.600%, 12/17/29	EUR	1,463	1,474,156
3.550%, 12/17/32	EUR	1,500	1,563,146
2.550%, 12/01/33		181	139,710
4.850%, 03/01/39		1,700	1,514,593
3.500%, 06/01/41		4,355	3,229,229
4.300%, 12/15/42		3,500	2,844,919
AutoNation, Inc.
2.400%, 08/01/31		7,300	5,723,926
3.850%, 03/01/32		8,000	6,918,131
AutoZone, Inc.
3.250%, 04/15/25		72	70,350
Avnet, Inc.
4.625%, 04/15/26		65	63,465
3.000%, 05/15/31		555	449,187
Ball Corp.
2.875%, 08/15/30		5,865	4,897,819
Bank of America Corp.
2.300%, 07/25/25	GBP	200	240,721
5.875%, 02/07/42		13,200	13,497,746
Bath & Body Works, Inc.
5.250%, 02/01/28		2,000	1,923,429
Baxter International, Inc.
1.300%, 05/15/29	EUR	1,300	1,232,282
Belo Corp.
7.250%, 09/15/27		1,000	1,010,358

89

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	$80,206
2.000%, 03/18/34	EUR	6,500	6,053,124
2.375%, 06/19/39	GBP	15,000	12,959,385
4.400%, 05/15/42		200	178,364
Berkshire Hathaway, Inc.
0.440%, 09/13/29	JPY	2,020,000	12,290,560
0.437%, 04/15/31	JPY	2,050,000	12,043,425
0.472%, 01/23/32	JPY	1,100,000	6,396,986
# 4.500%, 02/11/43		200	182,181
Black Hills Corp.
4.350%, 05/01/33		2,250	1,983,837
BlackRock, Inc.
4.750%, 05/25/33		5,000	4,812,058
Block Financial LLC
2.500%, 07/15/28		1,500	1,318,455
Block, Inc.
3.500%, 06/01/31		9,932	8,390,098
Boardwalk Pipelines LP
3.600%, 09/01/32		1,700	1,435,193
Boeing Co.
2.500%, 03/01/25		75	72,720
2.950%, 02/01/30		500	420,144
Booking Holdings, Inc.
4.750%, 11/15/34	EUR	5,000	5,716,748
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,385,281
Boston Properties LP
3.400%, 06/21/29		200	175,057
2.450%, 10/01/33		3,000	2,173,248
BP Capital Markets PLC
1.231%, 05/08/31	EUR	4,750	4,291,922
2.822%, 04/07/32	EUR	4,000	4,000,568
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	739,545
Bristol-Myers Squibb Co.
4.125%, 06/15/39		8,200	6,932,215
Brixmor Operating Partnership LP
2.500%, 08/16/31		2,550	2,042,541
Broadcom, Inc.
4.300%, 11/15/32		750	683,201
Ω 3.419%, 04/15/33		1,000	839,792
Ω 3.137%, 11/15/35		205	159,090
Ω 3.500%, 02/15/41		14,600	10,847,800
Broadstone Net Lease LLC
2.600%, 09/15/31		7,685	5,968,842
Brown & Brown, Inc.
4.200%, 09/15/24		54	53,637
4.500%, 03/15/29		800	763,426
Brunswick Corp.
2.400%, 08/18/31		2,700	2,098,957
# 4.400%, 09/15/32		10,000	8,791,022

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Campbell Soup Co.
3.300%, 03/19/25		47	$46,012
Capital One Financial Corp.
3.800%, 01/31/28		4,400	4,122,596
1.650%, 06/12/29	EUR	8,515	7,978,336
CBRE Services, Inc.
5.950%, 08/15/34		1,713	1,703,223
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	2,000	1,835,124
Cencora, Inc.
3.400%, 05/15/24		433	432,553
Chemours Co.
5.375%, 05/15/27		1,600	1,513,815
Choice Hotels International, Inc.
3.700%, 12/01/29		700	617,233
Chubb INA Holdings LLC
3.350%, 05/15/24		60	59,950
0.300%, 12/15/24	EUR	750	782,425
0.875%, 12/15/29	EUR	3,000	2,772,587
Cigna Group
4.800%, 08/15/38		7,336	6,567,150
Cisco Systems, Inc.
5.500%, 01/15/40		1,000	995,940
Citigroup, Inc.
8.125%, 07/15/39		3,400	4,149,882
5.875%, 01/30/42		4,000	4,039,169
CMS Energy Corp.
3.600%, 11/15/25		37	35,760
3.000%, 05/15/26		58	55,041
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	2,550	2,455,180
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,201,416
5.250%, 05/30/29		1,600	1,538,160
Comcast Corp.
0.750%, 02/20/32	EUR	4,700	4,050,293
4.400%, 08/15/35		500	450,634
4.600%, 10/15/38		4,600	4,097,902
3.250%, 11/01/39		3,780	2,800,985
Conagra Brands, Inc.
5.300%, 11/01/38		5,000	4,579,731
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		15	14,785
5.500%, 12/01/39		1,905	1,837,099
Constellation Energy Generation LLC
6.250%, 10/01/39		1,500	1,508,925
Continental Resources, Inc.
Ω 5.750%, 01/15/31		3,000	2,936,966

90

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Ω 2.875%, 04/01/32		3,000	$2,397,685
COPT Defense Properties LP
2.750%, 04/15/31		2,000	1,606,705
2.900%, 12/01/33		2,875	2,187,734
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	77,810
Ω 3.500%, 08/15/27		800	751,121
Ω 4.800%, 02/01/35		8,000	7,160,663
Ω 8.375%, 03/01/39		2,225	2,556,543
Crown Castle, Inc.
2.900%, 04/01/41		1,600	1,071,197
CSX Corp.
6.150%, 05/01/37		3,000	3,158,251
CVS Health Corp.
3.375%, 08/12/24		174	172,868
3.250%, 08/15/29		300	269,006
6.125%, 09/15/39		800	792,725
4.125%, 04/01/40		1,000	798,711
Dell, Inc.
6.500%, 04/15/38		3,500	3,648,522
Dentsply Sirona, Inc.
3.250%, 06/01/30		5,000	4,316,413
Devon Energy Corp.
5.600%, 07/15/41		197	182,192
4.750%, 05/15/42		1,000	831,769
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		12,700	10,477,198
Digital Dutch Finco BV
1.250%, 02/01/31	EUR	1,050	914,884
Discovery Communications LLC
3.900%, 11/15/24		63	62,339
3.450%, 03/15/25		66	64,500
1.900%, 03/19/27	EUR	5,700	5,760,910
3.625%, 05/15/30		3,000	2,612,232
Dominion Energy, Inc.
4.900%, 08/01/41		1,500	1,301,215
Dow Chemical Co.
1.125%, 03/15/32	EUR	1,932	1,690,578
4.250%, 10/01/34		1,055	945,957
DPL, Inc.
4.125%, 07/01/25		940	913,075
4.350%, 04/15/29		5,029	4,534,091
Duke Energy Corp.
3.850%, 06/15/34	EUR	5,000	5,136,543
3.300%, 06/15/41		1,250	887,335
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,411,818
Eagle Materials, Inc.
2.500%, 07/01/31		500	409,674
Eastman Chemical Co.
3.800%, 03/15/25		51	50,101
1.875%, 11/23/26	EUR	5,000	5,061,999
Edison International
4.125%, 03/15/28		995	936,091

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Elevance Health, Inc.
3.500%, 08/15/24		58	$57,621
4.625%, 05/15/42		1,000	865,052
4.650%, 01/15/43		2,000	1,722,180
Emerson Electric Co.
3.150%, 06/01/25		62	60,586
Energy Transfer LP
3.750%, 05/15/30		1,755	1,583,217
EnerSys
Ω 4.375%, 12/15/27		3,700	3,460,382
Entergy Corp.
2.800%, 06/15/30		1,600	1,364,714
EPR Properties
4.950%, 04/15/28		1,500	1,409,698
3.750%, 08/15/29		7,600	6,598,334
3.600%, 11/15/31		6,000	4,870,735
EQM Midstream Partners LP
Ω 4.750%, 01/15/31		3,500	3,198,065
Equifax, Inc.
3.250%, 06/01/26		900	855,540
3.100%, 05/15/30		800	696,880
Equinix, Inc.
2.500%, 05/15/31		545	444,403
Equitable Holdings, Inc.
4.350%, 04/20/28		800	762,046
Exelon Corp.
3.950%, 06/15/25		27	26,474
Expedia Group, Inc.
# 3.250%, 02/15/30		1,000	882,105
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	5,170	5,485,646
0.835%, 06/26/32	EUR	3,000	2,577,385
2.995%, 08/16/39		200	148,467
4.227%, 03/19/40		9,000	7,830,334
FedEx Corp.
0.950%, 05/04/33	EUR	3,900	3,232,481
4.900%, 01/15/34		600	570,892
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		3,000	2,971,260
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	2,519,034
2.450%, 03/15/31		2,350	1,874,609
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	2,885,168
3.100%, 03/01/41		39	27,148
Fiserv, Inc.
1.625%, 07/01/30	EUR	10,300	9,603,503
3.000%, 07/01/31	GBP	2,000	2,152,225

91

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		1,500	$1,289,398
Flex Ltd.
4.875%, 06/15/29		549	526,543
4.875%, 05/12/30		10,200	9,685,471
Flowserve Corp.
3.500%, 10/01/30		300	260,527
2.800%, 01/15/32		13,730	11,022,876
FMC Corp.
# 5.650%, 05/18/33		1,500	1,437,947
Ford Motor Co.
# 3.250%, 02/12/32		1,000	805,431
Ford Motor Credit Co. LLC
4.134%, 08/04/25		500	487,655
5.113%, 05/03/29		301	286,802
4.000%, 11/13/30		613	534,220
3.625%, 06/17/31		1,000	844,514
Fortune Brands Innovations, Inc.
4.000%, 03/25/32		500	444,523
Fox Corp.
4.709%, 01/25/29		279	269,771
5.476%, 01/25/39		1,000	915,886
GATX Corp.
3.250%, 03/30/25		60	58,588
3.250%, 09/15/26		32	30,304
3.500%, 03/15/28		500	464,148
3.500%, 06/01/32		3,065	2,600,108
General Motors Co.
6.125%, 10/01/25		2,000	2,006,727
4.200%, 10/01/27		1,400	1,336,003
6.800%, 10/01/27		1,035	1,068,827
5.150%, 04/01/38		1,000	900,886
General Motors Financial Co., Inc.
4.350%, 01/17/27		1,058	1,023,490
3.600%, 06/21/30		1,000	880,345
2.700%, 06/10/31		2,500	2,025,777
3.100%, 01/12/32		1,000	824,627
Gilead Sciences, Inc.
2.600%, 10/01/40		960	642,452
5.650%, 12/01/41		10,700	10,491,024
GlaxoSmithKline Capital PLC
5.250%, 12/19/33	GBP	1,388	1,774,568
Global Payments, Inc.
2.900%, 05/15/30		2,900	2,471,605
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		500	485,394
3.250%, 01/15/32		500	408,979

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Goldman Sachs Group, Inc.
3.800%, 03/15/30		950	$869,012
0.750%, 03/23/32	EUR	6,379	5,382,037
6.125%, 02/15/33		684	712,238
Goodyear Tire & Rubber Co.
# 4.875%, 03/15/27		2,739	2,626,219
Graphic Packaging International LLC
Ω 3.500%, 03/15/28		879	796,521
Ω 3.750%, 02/01/30		4,540	3,950,155
Halliburton Co.
2.920%, 03/01/30		300	262,499
Hanesbrands, Inc.
#Ω 4.875%, 05/15/26		7,800	7,544,188
Hasbro, Inc.
6.350%, 03/15/40		1,350	1,344,288
HAT Holdings I LLC/HAT Holdings II LLC
#Ω 3.750%, 09/15/30		5,400	4,480,362
HCA, Inc.
3.500%, 09/01/30		725	639,205
7.500%, 11/06/33		273	297,557
Healthcare Realty Holdings LP
2.000%, 03/15/31		1,600	1,235,504
Hess Corp.
# 5.600%, 02/15/41		5,500	5,350,868
Home Depot, Inc.
5.875%, 12/16/36		500	518,252
3.300%, 04/15/40		2,000	1,518,018
5.400%, 09/15/40		2,500	2,440,744
4.200%, 04/01/43		600	499,672
Howmet Aerospace, Inc.
6.875%, 05/01/25		32	32,242
6.750%, 01/15/28		700	722,700
# 5.950%, 02/01/37		500	499,823
HP, Inc.
# 5.500%, 01/15/33		2,000	1,969,687
# 6.000%, 09/15/41		10,400	10,319,208
Humana, Inc.
3.850%, 10/01/24		91	90,248
Huntsman International LLC
4.500%, 05/01/29		4,750	4,432,034
Hyatt Hotels Corp.
4.375%, 09/15/28		5,300	5,047,225
Intel Corp.
4.600%, 03/25/40		1,200	1,060,755
2.800%, 08/12/41		1,657	1,116,640
5.625%, 02/10/43		11,900	11,566,413

92

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
2.650%, 09/15/40		2,611	$1,779,945
International Business Machines Corp.
0.650%, 02/11/32	EUR	13,860	11,866,755
2.850%, 05/15/40		1,500	1,041,522
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		3,500	2,380,977
Interpublic Group of Cos., Inc.
4.650%, 10/01/28		500	481,577
Interstate Power & Light Co.
5.700%, 10/15/33		500	497,401
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	772,867
2.700%, 01/15/34		2,100	1,615,564
J M Smucker Co.
3.500%, 03/15/25		58	56,926
Jabil, Inc.
3.600%, 01/15/30		1,483	1,312,495
Jackson Financial, Inc.
3.125%, 11/23/31		1,671	1,368,937
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	737,449
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		106	104,647
Jefferies Financial Group, Inc.
4.850%, 01/15/27		57	55,895
2.625%, 10/15/31		1,200	953,642
2.750%, 10/15/32		3,200	2,483,816
John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.143%, 06/08/26		5,000	5,046,046
Johnson & Johnson
2.450%, 03/01/26		38	36,253
2.950%, 03/03/27		100	94,797
JPMorgan Chase & Co.
5.500%, 10/15/40		2,700	2,660,335
5.600%, 07/15/41		11,700	11,643,572
5.400%, 01/06/42		1,800	1,752,470
Juniper Networks, Inc.
3.750%, 08/15/29		3,600	3,285,850
2.000%, 12/10/30		750	590,487
KB Home
4.000%, 06/15/31		2,315	2,010,516

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Kemper Corp.
2.400%, 09/30/30		5,200	$4,097,258
3.800%, 02/23/32		3,500	2,884,761
Kilroy Realty LP
2.500%, 11/15/32		10,500	7,675,035
Kimco Realty OP LLC
1.900%, 03/01/28		400	349,736
Kinder Morgan Energy Partners LP
4.250%, 09/01/24		500	497,066
6.950%, 01/15/38		4,500	4,797,014
5.000%, 08/15/42		1,000	855,272
5.000%, 03/01/43		6,900	5,891,896
Kroger Co.
# 6.900%, 04/15/38		1,500	1,634,678
Laboratory Corp. of America Holdings
3.250%, 09/01/24		500	495,542
Las Vegas Sands Corp.
# 3.900%, 08/08/29		2,221	1,981,806
Lazard Group LLC
4.500%, 09/19/28		1,800	1,713,565
Lear Corp.
3.800%, 09/15/27		2,076	1,965,591
4.250%, 05/15/29		500	469,146
Legg Mason, Inc.
3.950%, 07/15/24		55	54,746
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	5,200	5,407,211
Ω 4.569%, 02/01/29		78	74,044
4.625%, 12/02/30	EUR	2,000	2,186,564
Lincoln National Corp.
# 3.050%, 01/15/30		7,900	6,824,264
3.400%, 01/15/31		127	108,717
6.300%, 10/09/37		3,550	3,500,813
7.000%, 06/15/40		800	846,936
Loews Corp.
4.125%, 05/15/43		3,000	2,428,839
LYB International Finance II BV
1.625%, 09/17/31	EUR	6,500	5,932,424
Marathon Petroleum Corp.
3.625%, 09/15/24		96	95,165
Markel Group, Inc.
3.350%, 09/17/29		4,300	3,832,319
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,473,546
4.000%, 04/15/28		5,901	5,591,030
4.650%, 12/01/28		650	627,808
2.750%, 10/15/33		250	196,941
Mars, Inc.
Ω 3.600%, 04/01/34		595	514,747
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	96,792

93

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
2.375%, 12/15/31		400	$324,761
Masonite International Corp.
Ω 3.500%, 02/15/30		10,200	8,937,834
Merck & Co., Inc.
2.750%, 02/10/25		136	133,152
Meta Platforms, Inc.
# 4.950%, 05/15/33		8,770	8,591,455
MetLife, Inc.
# 6.500%, 12/15/32		281	301,736
5.375%, 07/15/33		200	198,517
6.375%, 06/15/34		2,600	2,757,680
5.700%, 06/15/35		1,215	1,225,275
MGM Resorts International
4.625%, 09/01/26		2,693	2,592,980
Micron Technology, Inc.
5.327%, 02/06/29		550	544,591
2.703%, 04/15/32		500	404,647
3.366%, 11/01/41		1,500	1,064,553
Microsoft Corp.
# 5.300%, 02/08/41		12,000	12,473,549
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		500	433,646
#Ω 3.875%, 05/15/32		4,850	4,058,368
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	1,200	1,273,361
5.000%, 05/01/42		4,600	4,121,719
Morgan Stanley
1.750%, 01/30/25	EUR	2,000	2,102,534
7.250%, 04/01/32		300	334,703
6.375%, 07/24/42		3,527	3,803,860
Mosaic Co.
# 4.050%, 11/15/27		866	826,548
Motorola Solutions, Inc.
4.600%, 02/23/28		100	96,986
MPLX LP
4.125%, 03/01/27		2,876	2,772,630
4.000%, 03/15/28		1,500	1,421,760
4.500%, 04/15/38		3,500	2,991,108
Nasdaq, Inc.
0.900%, 07/30/33	EUR	1,000	824,395
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		1,232	1,401,899
Netflix, Inc.
Ω 5.375%, 11/15/29		500	498,573
NewMarket Corp.
2.700%, 03/18/31		3,255	2,676,209
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		4,700	4,379,297

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NIKE, Inc.
3.250%, 03/27/40		5,900	$4,518,767
Nordstrom, Inc.
4.000%, 03/15/27		500	474,532
4.375%, 04/01/30		2,300	2,052,770
NOV, Inc.
3.600%, 12/01/29		2,000	1,799,119
Novartis Capital Corp.
3.700%, 09/21/42		200	158,774
Nucor Corp.
3.125%, 04/01/32		2,300	1,962,616
NuStar Logistics LP
5.625%, 04/28/27		432	422,562
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	31,701
NVIDIA Corp.
3.500%, 04/01/40		1,000	803,989
Omnicom Group, Inc.
4.200%, 06/01/30		300	279,557
OneMain Finance Corp.
6.875%, 03/15/25		1,500	1,509,825
7.125%, 03/15/26		5,000	5,045,500
ONEOK, Inc.
4.000%, 07/13/27		77	73,404
4.550%, 07/15/28		1,766	1,698,277
4.350%, 03/15/29		1,273	1,207,289
6.350%, 01/15/31		1,600	1,649,911
Oracle Corp.
3.800%, 11/15/37		2,000	1,601,923
6.125%, 07/08/39		1,400	1,406,882
3.600%, 04/01/40		2,000	1,498,589
5.375%, 07/15/40		1,100	1,015,474
3.650%, 03/25/41		9,000	6,706,509
Owens Corning
4.200%, 12/01/24		2,000	1,980,204
Paramount Global
7.875%, 07/30/30		2,013	2,077,942
# 4.950%, 01/15/31		500	440,596
# 4.200%, 05/19/32		3,000	2,449,933
5.500%, 05/15/33		400	345,428
Parker-Hannifin Corp.
# 3.300%, 11/21/24		71	70,103
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 3.400%, 11/15/26		1,589	1,501,276
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,415,846
Pfizer, Inc.
3.900%, 03/15/39		400	330,488
Philip Morris International, Inc.
2.875%, 05/01/24		5,800	5,800,000
3.250%, 11/10/24		68	67,206
2.875%, 05/14/29	EUR	2,650	2,709,670

94

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
0.800%, 08/01/31	EUR	4,700	$4,030,099
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	4,093,328
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30		4,600	4,122,419
6.700%, 05/15/36		800	818,941
6.650%, 01/15/37		1,700	1,755,002
4.300%, 01/31/43		534	412,748
PNC Financial Services Group, Inc.
2.550%, 01/22/30		1,100	939,421
Primerica, Inc.
2.800%, 11/19/31		4,350	3,547,821
Principal Financial Group, Inc.
6.050%, 10/15/36		500	511,309
4.625%, 09/15/42		1,000	861,156
Progress Energy, Inc.
7.750%, 03/01/31		730	812,673
7.000%, 10/30/31		630	682,043
Prologis Euro Finance LLC
0.625%, 09/10/31	EUR	1,493	1,254,337
0.500%, 02/16/32	EUR	11,500	9,408,844
Prudential Financial, Inc.
3.000%, 03/10/40		400	288,496
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	638,530
Public Storage Operating Co.
0.875%, 01/24/32	EUR	9,400	8,113,709
PulteGroup, Inc.
6.000%, 02/15/35		800	803,879
PVH Corp.
4.625%, 07/10/25		1,400	1,375,346
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	3,919
Radian Group, Inc.
4.500%, 10/01/24		6,000	5,954,619
Rayonier LP
2.750%, 05/17/31		3,185	2,570,895
Realty Income Corp.
5.875%, 03/15/35		156	155,914
Rockwell Automation, Inc.
2.875%, 03/01/25		67	65,546
Royalty Pharma PLC
2.150%, 09/02/31		1,600	1,254,060
3.300%, 09/02/40		2,900	2,043,703
RTX Corp.
4.450%, 11/16/38		1,000	863,808
4.500%, 06/01/42		3,000	2,548,890

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Ryder System, Inc.
2.500%, 09/01/24		700	$692,023
Sabra Health Care LP
3.900%, 10/15/29		7,230	6,386,258
3.200%, 12/01/31		3,658	2,939,091
Schlumberger Finance BV
2.000%, 05/06/32	EUR	2,900	2,756,648
Seagate HDD Cayman
4.091%, 06/01/29		900	818,663
4.125%, 01/15/31		9,500	8,245,056
5.750%, 12/01/34		2,800	2,654,967
Sealed Air Corp.
Ω 4.000%, 12/01/27		1,600	1,480,037
Ω 6.875%, 07/15/33		3,492	3,515,148
Sempra
3.800%, 02/01/38		1,253	994,744
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		5,000	4,476,435
Shell International Finance BV
6.375%, 12/15/38		400	432,283
5.500%, 03/25/40		5,800	5,776,383
3.625%, 08/21/42		200	155,391
Simon Property Group LP
2.450%, 09/13/29		3,500	3,011,827
2.650%, 07/15/30		7,264	6,197,372
2.250%, 01/15/32		500	396,575
Steel Dynamics, Inc.
3.250%, 01/15/31		300	260,353
Steelcase, Inc.
5.125%, 01/18/29		542	506,955
Stellantis Finance U.S., Inc.
Ω 2.691%, 09/15/31		800	654,412
Store Capital LLC
4.625%, 03/15/29		200	185,752
Stryker Corp.
3.375%, 05/15/24		6	5,995
Sutter Health
2.294%, 08/15/30		1,200	1,006,267
Tanger Properties LP
2.750%, 09/01/31		1,000	798,017
Tapestry, Inc.
3.050%, 03/15/32		1,800	1,429,684
Targa Resources Corp.
4.200%, 02/01/33		1,500	1,324,030
Taylor Morrison Communities, Inc.
Ω 5.875%, 06/15/27		100	98,456
Ω 5.750%, 01/15/28		5,000	4,861,543
Ω 5.125%, 08/01/30		650	605,262
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,665,644
Textron, Inc.
2.450%, 03/15/31		750	615,413

95

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
2.375%, 04/15/32	EUR	4,821	$4,744,067
Timken Co.
4.125%, 04/01/32		600	532,025
T-Mobile USA, Inc.
4.375%, 04/15/40		6,700	5,707,883
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	1,758,409
4.350%, 02/15/28		4,018	3,841,583
3.800%, 11/01/29		4,000	3,644,066
Travelers Cos., Inc.
6.250%, 06/15/37		600	633,913
5.350%, 11/01/40		500	485,122
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	3,396,070
Trimble, Inc.
4.750%, 12/01/24		1,300	1,290,371
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		1,700	1,448,660
4.125%, 12/01/41		7,011	5,806,650
U.S. Cellular Corp.
# 6.700%, 12/15/33		800	780,645
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,884,502
United Parcel Service, Inc.
5.200%, 04/01/40		500	479,984
4.875%, 11/15/40		255	234,235
UnitedHealth Group, Inc.
4.625%, 07/15/35		777	728,732
3.500%, 08/15/39		5,300	4,162,968
2.750%, 05/15/40		3,000	2,101,292
Unum Group
3.875%, 11/05/25		23	22,221
4.000%, 06/15/29		1,100	1,014,853
5.750%, 08/15/42		125	117,583
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,083,859
3.125%, 11/22/28	EUR	3,400	3,489,315
Verizon Communications, Inc.
4.329%, 09/21/28		200	191,641
2.625%, 12/01/31	EUR	2,500	2,483,733
2.355%, 03/15/32		53	42,287
4.750%, 02/17/34	GBP	1,500	1,776,744
3.400%, 03/22/41		5,000	3,722,565
VF Corp.
# 2.950%, 04/23/30		2,166	1,724,041
Viatris, Inc.
3.850%, 06/22/40		12,500	8,828,789
VMware LLC
3.900%, 08/21/27		3,521	3,332,637
Vontier Corp.
2.950%, 04/01/31		12,875	10,539,693

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Voya Financial, Inc.
5.700%, 07/15/43		500	$469,417
Walgreens Boots Alliance, Inc.
2.125%, 11/20/26	EUR	2,700	2,727,111
Walmart, Inc.
5.250%, 09/28/35	GBP	4,886	6,249,253
4.875%, 07/08/40		7,644	7,219,503
2.500%, 09/22/41		200	135,443
Walt Disney Co.
6.400%, 12/15/35		300	322,327
4.625%, 03/23/40		1,500	1,361,112
Waste Management, Inc.
2.950%, 06/01/41		1,000	712,166
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,661
Wells Fargo & Co.
3.000%, 02/19/25		190	185,894
4.150%, 01/24/29		1,000	946,316
2.500%, 05/02/29	GBP	750	818,505
0.625%, 03/25/30	EUR	1,016	897,659
0.625%, 08/14/30	EUR	3,461	3,022,805
Welltower OP LLC
3.100%, 01/15/30		1,000	878,375
Western Digital Corp.
4.750%, 02/15/26		980	953,645
2.850%, 02/01/29		4,800	4,054,092
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,675,159
3.375%, 06/15/30		500	439,222
Weyerhaeuser Co.
7.375%, 03/15/32		254	281,408
Whirlpool Corp.
3.700%, 05/01/25		145	142,245
Willis North America, Inc.
2.950%, 09/15/29		600	525,407
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	35,991
WP Carey, Inc.
2.450%, 02/01/32		1,900	1,488,780
WRKCo, Inc.
# 4.200%, 06/01/32		2,150	1,958,168
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		1,670	1,622,589
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		3,875	3,626,318
3.625%, 03/15/31		2,470	2,134,393

TOTAL UNITED STATES			1,157,838,264

TOTAL BONDS			2,224,353,565

96

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (7.2%)
U.S. Treasury Bills
∞ 4.840%, 05/23/24	6,000	$5,980,640
∞ 4.938%, 05/30/24	2,000	1,991,501
U.S. Treasury Bonds
3.875%, 05/15/43	16,000	13,953,125
4.375%, 08/15/43	5,000	4,669,531
U.S. Treasury Floating Rate Notes
(r) 3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	21,000	20,993,495
U.S. Treasury Notes
# 2.500%, 05/15/24	4,000	3,995,463
# 2.500%, 05/31/24	36,000	35,912,920
# 1.750%, 06/30/24	10,800	10,733,660
# 3.000%, 06/30/24	20,000	19,918,360
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	42,000	42,048,611

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	42,000	$42,092,260

TOTAL U.S. TREASURY OBLIGATIONS		202,289,566

TOTAL INVESTMENT SECURITIES (Cost $2,906,013,674)		2,662,084,581

	Shares
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	11,899,995	137,659,139

TOTAL INVESTMENTS — (100.0%) (Cost $3,043,672,978)		$2,799,743,720

As of April 30, 2024, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,018,450	NZD	15,106,180	Morgan Stanley and Co. International	05/02/24	$117,136
USD	42,773,489	JPY	6,465,247,570	Societe Generale	05/02/24	1,780,257
USD	38,040,842	AUD	57,549,737	Societe Generale	05/07/24	754,525
USD	84,526,741	GBP	66,903,084	State Street Bank and Trust	05/08/24	925,688
USD	108,855,489	JPY	16,406,655,723	UBS AG	05/08/24	4,735,789
USD	7,039,330	NZD	11,628,509	Morgan Stanley and Co. International	05/10/24	187,267
USD	83,918,531	GBP	66,094,862	Bank of New York Mellon	05/13/24	1,325,318
AUD	2,322,194	USD	1,494,724	Citibank, N.A.	05/13/24	10,092
USD	65,071,289	EUR	60,569,526	State Street Bank and Trust	05/13/24	406,071
USD	65,155,158	AUD	99,816,297	State Street Bank and Trust	05/13/24	472,719
USD	35,197,590	AUD	54,225,762	Societe Generale	05/16/24	55,293
USD	111,432,224	JPY	17,139,972,129	Societe Generale	05/20/24	2,461,633
USD	76,367,349	GBP	61,020,118	Bank of New York Mellon	05/28/24	109,651
USD	4,756,272	GBP	3,801,737	Citibank, N.A.	05/28/24	5,188
USD	9,030,676	NZD	15,189,325	UBS AG	05/31/24	80,415
USD	41,363,666	JPY	6,432,132,765	Bank of New York Mellon	07/01/24	207,615
USD	61,754,959	EUR	56,796,400	State Street Bank and Trust	07/03/24	986,017
USD	60,566,788	EUR	55,744,550	HSBC Bank	07/05/24	917,760
USD	67,017,705	EUR	62,247,701	Australia and New Zealand Bank	07/10/24	394,656
EUR	4,122,007	USD	4,406,056	Australia and New Zealand Bank	07/10/24	5,684
EUR	4,753,227	USD	5,081,271	Goldman Sachs Capital Markets L.P.	07/12/24	6,526
USD	33,545,507	CAD	46,093,673	UBS AG	07/18/24	19,365
USD	59,185,929	EUR	55,019,996	HSBC Bank	07/24/24	260,529

Total Appreciation						$16,225,194

97

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	6,465,247,570	USD	41,200,390	Bank of New York Mellon	05/02/24	$(207,158)
NZD	15,106,180	USD	8,981,379	UBS AG	05/02/24	(80,065)
GBP	3,109,657	USD	3,890,222	Citibank, N.A.	05/08/24	(4,443)
AUD	3,284,724	USD	2,158,080	Bank of New York Mellon	05/13/24	(29,530)
GBP	2,588,734	USD	3,252,260	Royal Bank of Scotland	05/13/24	(17,336)
USD	61,632,179	EUR	57,615,724	Morgan Stanley and Co. International	07/11/24	(36,161)
USD	67,488,055	EUR	63,091,039	Australia and New Zealand Bank	07/12/24	(43,845)

Total (Depreciation)						$(418,538)

Total Appreciation (Depreciation)						$15,806,656

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$235,441,450	—	$235,441,450
Bonds	—	2,224,353,565	—	2,224,353,565
U.S. Treasury Obligations	—	202,289,566	—	202,289,566
Securities Lending Collateral	—	137,659,139	—	137,659,139

Total Investments in Securities	—	$2,799,743,720	—	$2,799,743,720

Financial Instruments
Assets
Forward Currency Contracts**	—	16,225,194	—	16,225,194
Liabilities
Forward Currency Contracts**	—	(418,538)	—	(418,538)

Total Financial Instruments	—	$15,806,656	—	$15,806,656

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (13.5%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		5,760	$5,462,667
Federal Home Loan Banks
# 2.750%, 12/13/24		37,645	37,040,976
3.125%, 09/12/25		10,000	9,723,119
5.750%, 06/12/26		6,000	6,083,314
2.500%, 12/10/27		4,000	3,686,171
3.000%, 03/10/28		30,815	28,869,056
3.250%, 06/09/28		109,035	102,868,965
3.250%, 11/16/28		91,250	85,671,800
2.125%, 09/14/29		10,000	8,706,174
2.125%, 12/14/29		23,735	20,591,522
# 5.500%, 07/15/36		22,355	23,617,523
Federal Home Loan Mortgage Corp.
# 6.750%, 09/15/29		76,476	83,319,826
# 6.750%, 03/15/31		100,575	111,975,721
# 6.250%, 07/15/32		85,446	93,872,230
Federal National Mortgage Association
2.125%, 04/24/26		86,000	81,294,799
1.875%, 09/24/26		116,529	108,291,282
# 0.750%, 10/08/27		73,250	63,801,091
# 6.250%, 05/15/29		102,508	109,254,409
7.125%, 01/15/30		72,196	80,593,876
7.250%, 05/15/30		72,729	82,073,837
0.875%, 08/05/30		209,150	164,961,342
6.625%, 11/15/30		93,212	102,499,413
Tennessee Valley Authority
2.875%, 02/01/27		31,804	30,114,237
# 7.125%, 05/01/30		70,383	78,438,796
4.650%, 06/15/35		5,000	4,837,745
3.500%, 12/15/42		15,000	11,935,493

TOTAL AGENCY OBLIGATIONS			1,539,585,384

BONDS — (46.5%)

AUSTRALIA — (3.3%)
ANZ New Zealand International Ltd.
0.200%, 09/23/27	EUR	3,600	3,415,814
APA Infrastructure Ltd.
Ω 5.000%, 03/23/35		4,000	3,621,114
Australia & New Zealand Banking Group Ltd.
1.650%, 01/16/25	AUD	6,150	3,896,536
5.350%, 11/04/27	AUD	35,090	22,983,074

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
4.950%, 09/11/28	AUD	12,630	$8,152,395
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r) 3M Swap + 0.750%, FRN, 5.096%, 09/11/26	AUD	10,000	6,496,298
(r) 3M Swap + 1.200%, FRN, 5.549%, 11/04/27	AUD	10,000	6,571,131
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	5,000	5,331,040
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	5,000	3,211,774
2.400%, 01/14/27	AUD	4,500	2,727,048
4.400%, 08/18/27	AUD	6,120	3,894,921
5.000%, 01/13/28	AUD	10,780	6,980,771
4.900%, 08/17/28	AUD	26,650	17,172,880
Commonwealth Bank of Australia, Floating Rate Note,
(r)Ω SOFR + 0.400%, FRN, 5.753%, 07/07/25		15,000	15,012,712
(r) 3M Swap + 0.750%, FRN, 5.090%, 08/17/26	AUD	10,850	7,050,320
Glencore Funding LLC
Ω 2.500%, 09/01/30		4,600	3,806,599
#Ω 2.850%, 04/27/31		33,500	27,775,281
Ω 2.625%, 09/23/31		9,800	7,934,838
National Australia Bank Ltd.
2.350%, 02/25/25	AUD	11,100	7,046,983
3.900%, 05/30/25	AUD	1,208	774,686
(r) 3M Swap + 0.410%, FRN, 4.746%, 08/24/26	AUD	19,900	12,831,901
(r) 3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	19,000	12,366,149
2.900%, 02/25/27	AUD	4,750	2,909,041
(r) 3M Swap + 0.720%, FRN, 5.056%, 02/25/27	AUD	53,140	34,458,479
4.950%, 11/25/27	AUD	22,110	14,295,202
4.400%, 05/12/28	AUD	5,640	3,569,185

99

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r) 3M Swap + 1.000%, FRN, 5.347%, 05/12/28	AUD	15,500	$10,105,944
5.400%, 11/16/28	AUD	5,000	3,284,859
Rio Tinto Finance USA Ltd.
5.200%, 11/02/40		1,200	1,143,329
Westpac Banking Corp.
2.700%, 03/17/25	AUD	1,700	1,081,126
4.600%, 02/16/26	AUD	10,000	6,437,693
(r) 3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	23,500	15,265,267
(r) 3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	16,900	10,949,249
5.300%, 11/11/27	AUD	7,300	4,772,684
4.800%, 02/16/28	AUD	8,400	5,394,070
(r) 3M Swap + 0.980%, FRN, 5.318%, 02/16/28	AUD	6,500	4,236,479
5.000%, 09/19/28	AUD	35,900	23,207,444
2.150%, 06/03/31		57,000	46,624,978

TOTAL AUSTRALIA			376,789,294

BELGIUM — (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
5.875%, 06/15/35		2,846	2,929,076
4.375%, 04/15/38		5,800	5,139,415
5.450%, 01/23/39		12,986	12,766,352
4.950%, 01/15/42		5,000	4,599,663
Dexia SA
0.500%, 01/17/25	EUR	14,800	15,434,010

TOTAL BELGIUM			40,868,516

CANADA — (3.4%)
Alimentation Couche-Tard, Inc.
Ω 3.439%, 05/13/41		15,600	11,409,061
Bank of Montreal
2.280%, 07/29/24	CAD	10,300	7,430,455
Bank of Nova Scotia
2.490%, 09/23/24	CAD	27,400	19,695,995
2.450%, 02/02/32		24,575	19,738,624
Barrick North America Finance LLC
5.700%, 05/30/41		4,500	4,406,134
5.750%, 05/01/43		4,000	3,929,632
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	5,136,845

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	64,100	$46,427,276
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	12,100	8,710,611
6.092%, 10/03/33		4,800	4,883,399
Canadian Natural Resources Ltd.
2.950%, 07/15/30		12,722	10,925,303
5.850%, 02/01/35		3,000	2,931,037
6.250%, 03/15/38		6,000	6,047,755
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	826	596,749
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,411,488
Enbridge Energy Partners LP
7.500%, 04/15/38		7,825	8,790,439
Enbridge, Inc.
3.500%, 06/10/24		880	877,857
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		3,400	2,905,706
ITC Holdings Corp.
3.650%, 06/15/24		9,714	9,684,370
Nutrien Ltd.
3.000%, 04/01/25		3,460	3,373,638
Province of Alberta
3.600%, 04/11/28	AUD	2,900	1,777,845
Province of Ontario
3.200%, 05/16/24		203	202,818
3.500%, 06/02/24	CAD	74,100	53,745,040
Province of Quebec
3.750%, 09/01/24	CAD	25,000	18,080,667
Rogers Communications, Inc.
7.500%, 08/15/38		2,500	2,810,336
Royal Bank of Canada
0.250%, 05/02/24	EUR	2,400	2,561,281
2.352%, 07/02/24	CAD	12,100	8,748,406
2.609%, 11/01/24	CAD	8,200	5,882,330
5.000%, 01/24/28	GBP	6,500	8,035,121
5.000%, 02/01/33		5,000	4,820,193
Suncor Energy, Inc.
6.800%, 05/15/38		10,283	10,789,829
6.850%, 06/01/39		3,000	3,150,440
Toronto-Dominion Bank
3.200%, 03/10/32		40,300	34,365,913
# 4.456%, 06/08/32		20,850	19,343,969
TransCanada PipeLines Ltd.
4.625%, 03/01/34		20,566	18,674,416
6.200%, 10/15/37		3,000	3,008,225

100

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
7.250%, 08/15/38		7,000	$7,668,689
6.100%, 06/01/40		400	393,636

TOTAL CANADA			384,371,528

FINLAND — (0.2%)
Kuntarahoitus OYJ
Δ 0.000%, 11/15/24	EUR	14,000	14,648,416
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN

(r)Ω 6.095%, 03/19/27		2,925	2,932,359

TOTAL FINLAND			17,580,775
FRANCE — (0.6%)
Banque Federative du Credit Mutuel SA
1.750%, 12/19/24	GBP	5,000	6,113,636
BNP Paribas SA
1.000%, 06/27/24	EUR	2,700	2,868,388
1.875%, 12/14/27	GBP	4,000	4,434,010
Ω 4.400%, 08/14/28		2,200	2,090,215
BPCE SA
1.000%, 07/15/24	EUR	17,900	18,987,432
0.625%, 09/26/24	EUR	6,900	7,264,274
Credit Agricole SA
2.375%, 05/20/24	EUR	2,700	2,879,056
1.375%, 05/03/27	EUR	3,100	3,094,750
Ω 5.514%, 07/05/33		5,000	4,948,170
LeasePlan Corp. NV
2.125%, 05/06/25	EUR	5,000	5,239,592
Societe Generale SA
Ω 3.000%, 01/22/30		5,000	4,261,582
TotalEnergies Capital International SA
2.986%, 06/29/41		9,527	6,796,620

TOTAL FRANCE			68,977,725

GERMANY — (1.0%)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		1,053	1,043,034
Ω 4.375%, 12/15/28		10,200	9,489,268
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		9,544	9,434,221
Deutsche Bank AG
2.625%, 02/12/26	EUR	4,800	5,007,953
E.ON International Finance BV
Ω 6.650%, 04/30/38		9,000	9,349,965
Heidelberg Materials AG
1.500%, 02/07/25	EUR	4,000	4,190,683
Kreditanstalt fuer Wiederaufbau
4.300%, 07/13/27	AUD	10,000	6,424,411

		Face Amount^ (000)	Value†
GERMANY — (Continued)
4.200%, 02/08/29	AUD	4,000	$2,539,439
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		10,899	12,901,171
Siemens Financieringsmaatschappij NV
#Ω 2.875%, 03/11/41		1,161	834,298
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	1,400	1,494,457
0.125%, 03/24/25	EUR	4,800	4,950,178
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	3,200	3,978,408
Volkswagen Group of America Finance LLC
Ω 5.900%, 09/12/33		14,800	14,732,641
Volkswagen Leasing GmbH
Δ 0.000%, 07/19/24	EUR	24,497	25,918,380
1.375%, 01/20/25	EUR	1,083	1,135,573

TOTAL GERMANY			113,424,080

HONG KONG — (0.0%)
Prudential Funding Asia PLC
3.125%, 04/14/30		1,100	965,746
3.625%, 03/24/32		3,800	3,331,914

TOTAL HONG KONG			4,297,660

IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.850%, 10/29/41		3,000	2,260,771

ITALY — (0.1%)
Cassa Depositi e Prestiti SpA
1.500%, 06/21/24	EUR	1,800	1,914,107
Intesa Sanpaolo SpA
Ω 4.000%, 09/23/29		15,800	14,321,842

TOTAL ITALY			16,235,949

JAPAN — (1.9%)
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	6,600	6,922,741
Japan Government Five Year Bonds
0.300%, 12/20/28	JPY	2,000,000	12,595,251

101

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CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Japan Government Ten Year Bonds
0.100%, 09/20/27	JPY	2,000,000	$12,584,726
0.100%, 06/20/28	JPY	1,000,000	6,265,796
0.100%, 09/20/28	JPY	5,100,000	31,898,323
0.100%, 12/20/28	JPY	1,500,000	9,363,123
Japan Government Twenty Year Bonds
2.100%, 03/20/26	JPY	2,000,000	13,119,234
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	420	444,802
0.872%, 09/07/24	EUR	5,000	5,279,868
3.677%, 02/22/27		495	473,292
3.741%, 03/07/29		1,900	1,769,955
3.195%, 07/18/29		4,977	4,458,371
2.048%, 07/17/30		13,830	11,286,766
4.286%, 07/26/38		400	351,027
3.751%, 07/18/39		11,191	9,115,324
MUFG Bank Ltd.
3.250%, 09/08/24		3,237	3,207,959
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	8,720,871
2.679%, 07/16/30		3,600	3,001,719
# 2.608%, 07/14/31		10,000	8,076,135
NTT Finance Corp.
Ω 4.142%, 07/26/24		1,805	1,798,144
0.010%, 03/03/25	EUR	1,500	1,550,331
ORIX Corp.
# 2.250%, 03/09/31		9,600	7,881,028
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	7,486	7,884,343
3.040%, 07/16/29		17,527	15,541,066
2.130%, 07/08/30		14,250	11,655,754
2.222%, 09/17/31		9,265	7,360,793
# 5.808%, 09/14/33		5,000	5,057,773
2.296%, 01/12/41		7,700	5,006,382
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,428	1,509,668

TOTAL JAPAN			214,180,565

NETHERLANDS — (0.7%)
BNG Bank NV
4.750%, 05/22/24		1,300	1,299,308
3.500%, 07/19/27	AUD	5,834	3,641,513
3.300%, 07/17/28	AUD	10,000	6,120,343
Cooperatieve Rabobank UA
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		10,500	10,550,922

		Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
(r) 3M Swap + 0.880%, FRN, 5.217%, 05/22/26	AUD	500	$325,048
(r) 3M Swap + 0.730%, FRN, 5.141%, 01/27/27	AUD	1,600	1,034,583
(r) 3M Swap + 0.870%, FRN, 5.206%, 02/26/27	AUD	7,800	5,063,140
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		5,500	5,514,492
(r) 3M Swap + 1.150%, FRN, 5.483%, 11/21/28	AUD	25,000	16,305,615
(r) 3M Swap + 1.030%, FRN, 5.366%, 02/26/29	AUD	5,700	3,698,503
5.250%, 05/24/41		5,700	5,483,547
ING Groep NV
3.000%, 02/18/26	GBP	1,200	1,437,504
4.050%, 04/09/29		4,000	3,730,321
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	4,100	2,615,275
3.450%, 07/17/28	AUD	25,100	15,459,124

TOTAL NETHERLANDS			82,279,238

NEW ZEALAND — (0.3%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	46,800	27,528,082
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	10,000	6,449,731

TOTAL NEW ZEALAND			33,977,813

NORWAY — (0.1%)
Equinor ASA
1.750%, 01/22/26		3,000	2,825,525
Kommunalbanken AS
4.250%, 07/16/25	AUD	1,000	644,335
4.350%, 01/18/28	AUD	12,000	7,678,306
3.400%, 07/24/28	AUD	1,692	1,036,182
Norsk Hydro ASA
1.125%, 04/11/25	EUR	5,000	5,195,840

TOTAL NORWAY			17,380,188

102

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SPAIN — (0.7%)
Banco Bilbao Vizcaya Argentaria SA
0.375%, 10/02/24	EUR	5,000	$5,257,692
3.375%, 09/20/27	EUR	15,000	15,879,016
Banco Santander SA
3.800%, 02/23/28		4,800	4,467,665
3.490%, 05/28/30		4,000	3,513,017
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	17,265,365
Telefonica Emisiones SA
7.045%, 06/20/36		13,000	13,922,337
Telefonica Europe BV
8.250%, 09/15/30		16,567	18,545,944

TOTAL SPAIN			78,851,036

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.9%)
African Development Bank
4.000%, 01/10/25	AUD	19,170	12,356,236
3.300%, 07/27/27	AUD	5,000	3,103,854
3.350%, 08/08/28	AUD	10,400	6,375,607
Asian Development Bank
3.300%, 08/08/28	AUD	5,000	3,071,383
European Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.679%, 02/20/28		30,400	30,413,984
(r) SOFR + 0.300%, FRN, 5.649%, 02/16/29		3,772	3,752,850
European Financial Stability Facility
1.750%, 06/27/24	EUR	27,296	29,037,614
European Investment Bank
4.750%, 08/07/24	AUD	9,000	5,834,124
1.700%, 11/15/24	AUD	3,880	2,475,867
Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r) 5.705%, 10/04/27		3,000	3,000,109
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	4,500	3,243,700

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
0.750%, 05/24/28	AUD	5,000	$2,776,559

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			105,441,887

SWEDEN — (0.2%)
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	18,300	19,408,568
Svenska Handelsbanken AB, Floating Rate Note, 3M Swap + 0.450%, FRN
(r) 4.789%, 03/04/26	AUD	5,550	3,575,994

TOTAL SWEDEN			22,984,562

SWITZERLAND — (0.1%)
UBS AG
0.010%, 03/31/26	EUR	2,000	1,989,245
UBS Group AG
Ω 4.125%, 09/24/25		10,990	10,720,547

TOTAL SWITZERLAND			12,709,792

UNITED KINGDOM — (1.4%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		4,750	3,770,929
Ω 5.950%, 10/15/33		6,500	6,400,131
AstraZeneca PLC
6.450%, 09/15/37		3,700	4,023,982
Barclays PLC
3.650%, 03/16/25		14,330	14,058,549
BAT Capital Corp.
4.906%, 04/02/30		20,600	19,727,160
Diageo Capital PLC
2.125%, 04/29/32		2,555	2,033,378
HSBC Holdings PLC
0.875%, 09/06/24	EUR	7,520	7,940,199
4.300%, 03/08/26		13,770	13,444,513
4.950%, 03/31/30		12,700	12,262,232
6.100%, 01/14/42		4,500	4,665,388
HSBC USA, Inc.
3.500%, 06/23/24		23,674	23,589,687
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24	GBP	2,201	2,730,711
Lloyds Banking Group PLC
3.750%, 01/11/27		3,530	3,364,708

103

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	3,170	$3,343,830
LSEGA Financing PLC
Ω 3.200%, 04/06/41		24,202	17,480,813
Motability Operations Group PLC
0.875%, 03/14/25	EUR	6,323	6,579,333
Nationwide Building Society
Ω 3.900%, 07/21/25		4,200	4,117,820
RELX Capital, Inc.
4.750%, 05/20/32		3,633	3,492,117
Vodafone Group PLC
7.875%, 02/15/30		7,107	7,927,392

TOTAL UNITED KINGDOM			160,952,872

UNITED STATES — (31.2%)
3M Co.
# 2.875%, 10/15/27		4,534	4,166,690
5.700%, 03/15/37		3,500	3,570,540
7-Eleven, Inc.
Ω 1.800%, 02/10/31		11,653	9,143,362
Ω 2.500%, 02/10/41		30,950	19,813,935
Abbott Laboratories
2.950%, 03/15/25		5,200	5,087,832
4.750%, 04/15/43		10,000	9,167,882
AbbVie, Inc.
3.600%, 05/14/25		300	294,307
4.500%, 05/14/35		1,000	923,078
4.300%, 05/14/36		5,000	4,500,721
Acuity Brands Lighting, Inc.
2.150%, 12/15/30		1,642	1,322,990
AEP Texas, Inc.
4.700%, 05/15/32		20,000	18,542,838
Aetna, Inc.
3.500%, 11/15/24		4,959	4,898,685
6.750%, 12/15/37		8,500	9,062,922
Affiliated Managers Group, Inc.
3.300%, 06/15/30		21,400	18,652,311
Air Products & Chemicals, Inc.
2.700%, 05/15/40		400	277,301
Allegion PLC
3.500%, 10/01/29		10,000	9,033,899
Allstate Corp.
5.250%, 03/30/33		4,400	4,294,653
5.350%, 06/01/33		7,500	7,405,133
Altria Group, Inc.
3.400%, 05/06/30		10,700	9,493,335
2.450%, 02/04/32		27,231	21,498,033

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.400%, 02/04/41	6,000	$4,201,693
4.250%, 08/09/42	400	311,982
4.500%, 05/02/43	9,100	7,312,396
Amazon.com, Inc.
2.100%, 05/12/31	10,294	8,471,699
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	2,087,440
Amdocs Ltd.
2.538%, 06/15/30	2,000	1,672,135
American Express Co.
3.300%, 05/03/27	5,196	4,889,226
American Tower Corp.
2.700%, 04/15/31	300	247,806
2.300%, 09/15/31	6,375	5,065,039
4.050%, 03/15/32	2,325	2,077,407
Ameriprise Financial, Inc.
4.500%, 05/13/32	8,200	7,722,572
Amgen, Inc.
2.300%, 02/25/31	3,400	2,803,463
2.000%, 01/15/32	9,200	7,221,584
3.350%, 02/22/32	14,200	12,313,803
3.150%, 02/21/40	26,545	19,369,115
2.800%, 08/15/41	26,250	17,976,482
Analog Devices, Inc.
3.450%, 06/15/27	3,931	3,724,728
2.800%, 10/01/41	1,800	1,240,011
Aon Corp.
4.500%, 12/15/28	2,300	2,208,034
2.800%, 05/15/30	13,400	11,538,783
Aon Global Ltd.
3.500%, 06/14/24	8,747	8,725,120
Apple, Inc.
2.375%, 02/08/41	4,000	2,687,090
3.850%, 05/04/43	3,500	2,868,034
Applied Materials, Inc.
5.850%, 06/15/41	400	415,058
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,333,636
# 2.600%, 08/15/29	4,846	4,217,929
2.200%, 12/15/31	31,150	24,658,293
5.050%, 09/01/41	400	355,799
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,226,685
Assurant, Inc.
2.650%, 01/15/32	4,000	3,199,505
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31	4,600	3,909,319
AT&T, Inc.
2.550%, 12/01/33	18,868	14,563,770
3.500%, 06/01/41	30,700	22,764,023
4.300%, 12/15/42	3,000	2,438,502

104

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Autodesk, Inc.
4.375%, 06/15/25		3,015	$2,977,971
3.500%, 06/15/27		9,509	9,008,372
Avnet, Inc.
4.625%, 04/15/26		4,760	4,647,585
3.000%, 05/15/31		17,500	14,163,560
5.500%, 06/01/32		13,180	12,383,088
AXIS Specialty Finance PLC
4.000%, 12/06/27		19,920	18,867,665
Baker Hughes Holdings LLC
5.125%, 09/15/40		2,677	2,514,001
Bank of America Corp.
# 5.875%, 02/07/42		31,300	32,006,020
Bank of New York Mellon Corp.
1.600%, 04/24/25		14,050	13,522,906
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		17,500	14,628,432
1.450%, 10/15/30		73,603	59,034,043
5.750%, 01/15/40		8,956	9,366,845
4.300%, 05/15/43		1,900	1,648,145
Berkshire Hathaway, Inc.
3.125%, 03/15/26		8,285	7,982,112
# 4.500%, 02/11/43		3,500	3,188,173
Best Buy Co., Inc.
# 4.450%, 10/01/28		18,193	17,496,351
1.950%, 10/01/30		12,200	9,877,086
Biogen, Inc.
2.250%, 05/01/30		19,587	16,173,482
Black Hills Corp.
2.500%, 06/15/30		2,250	1,841,333
4.350%, 05/01/33		5,728	5,050,408
BlackRock, Inc.
2.400%, 04/30/30		32,233	27,652,337
1.900%, 01/28/31		22,957	18,627,072
Boardwalk Pipelines LP
3.600%, 09/01/32		9,310	7,859,791
Boeing Co.
2.500%, 03/01/25		6,399	6,204,438
3.200%, 03/01/29		4,600	4,021,029
2.950%, 02/01/30		5,400	4,537,557
3.600%, 05/01/34		2,000	1,584,826
3.250%, 02/01/35		2,463	1,855,659
3.550%, 03/01/38		2,550	1,831,258
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	8,900	9,436,936
Boston Scientific Corp.
4.550%, 03/01/39		1,264	1,134,768
BP Capital Markets America, Inc.
2.721%, 01/12/32		1,500	1,256,072

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.060%, 06/17/41		50,100	$35,995,964
BP Capital Markets PLC
0.900%, 07/03/24	EUR	3,400	3,609,186
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		3,000	2,962,128
Bristol-Myers Squibb Co.
4.125%, 06/15/39		21,400	18,091,391
2.350%, 11/13/40		400	258,653
3.550%, 03/15/42		800	609,658
Brixmor Operating Partnership LP
4.050%, 07/01/30		5,600	5,070,127
Broadcom, Inc.
4.300%, 11/15/32		31,000	28,238,993
Ω 2.600%, 02/15/33		200	157,649
Ω 3.419%, 04/15/33		200	167,958
Ω 3.469%, 04/15/34		5,000	4,142,659
Ω 3.137%, 11/15/35		17,502	13,582,390
Ω 4.926%, 05/15/37		1,000	913,219
Ω 3.500%, 02/15/41		8,150	6,055,450
Brown & Brown, Inc.
4.200%, 09/15/24		4,660	4,628,695
2.375%, 03/15/31		3,000	2,418,482
Bunge Ltd. Finance Corp.
# 3.750%, 09/25/27		14,600	13,805,174
Burlington Northern Santa Fe LLC
6.150%, 05/01/37		800	847,549
5.750%, 05/01/40		400	404,128
5.050%, 03/01/41		400	373,016
5.400%, 06/01/41		400	388,187
4.950%, 09/15/41		400	368,623
4.400%, 03/15/42		400	342,651
5.150%, 09/01/43		400	375,747
Capital One Financial Corp.
3.200%, 02/05/25		2,300	2,254,927
3.800%, 01/31/28		3,600	3,373,033
Carrier Global Corp.
# 2.700%, 02/15/31		2,100	1,770,320
Caterpillar, Inc.
3.803%, 08/15/42		800	640,113
Cencora, Inc.
2.800%, 05/15/30		29,884	25,861,944
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		4,478	4,246,816
Charles Schwab Corp.
3.000%, 03/10/25		12,777	12,494,126
3.625%, 04/01/25		5,758	5,656,199
1.950%, 12/01/31		700	548,543
2.900%, 03/03/32		14,300	11,951,210
Chevron Corp.
1.554%, 05/11/25		3,254	3,129,741

105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Choice Hotels International, Inc.
3.700%, 12/01/29		1,470	$1,296,189
Chubb Corp.
6.000%, 05/11/37		400	414,407
6.500%, 05/15/38		400	433,915
Chubb INA Holdings LLC
3.350%, 05/15/24		4,320	4,316,420
Cigna Group
3.400%, 03/01/27		6,566	6,221,400
2.400%, 03/15/30		493	415,647
2.375%, 03/15/31		18,767	15,346,721
4.800%, 08/15/38		37,897	33,925,201
3.200%, 03/15/40		15,445	11,162,259
Cincinnati Financial Corp.
6.920%, 05/15/28		3,000	3,161,913
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,175	1,252,832
1.750%, 01/28/25	EUR	4,200	4,412,812
8.125%, 07/15/39		15,697	19,159,028
5.875%, 01/30/42		26,650	26,910,960
Clorox Co.
# 3.900%, 05/15/28		3,912	3,722,328
CME Group, Inc.
5.300%, 09/15/43		2,600	2,539,814
CNA Financial Corp.
4.500%, 03/01/26		13,822	13,524,833
3.900%, 05/01/29		850	788,699
5.500%, 06/15/33		5,000	4,896,858
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,614,481
Coca-Cola Co.
2.875%, 05/05/41		400	286,701
Comcast Corp.
4.250%, 01/15/33		15,667	14,323,782
7.050%, 03/15/33		14,000	15,404,392
4.200%, 08/15/34		400	358,620
6.500%, 11/15/35		400	426,925
3.200%, 07/15/36		400	314,555
3.900%, 03/01/38		1,200	994,292
4.600%, 10/15/38		5,700	5,077,835
6.550%, 07/01/39		400	426,108
3.250%, 11/01/39		2,200	1,630,203
3.750%, 04/01/40		15,900	12,600,267
Conagra Brands, Inc.
5.300%, 11/01/38		34,100	31,233,769
ConocoPhillips
5.900%, 05/15/38		400	407,382
6.500%, 02/01/39		800	868,631
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		1,280	1,261,640
5.300%, 03/01/35		400	388,193
6.750%, 04/01/38		400	435,509

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
5.500%, 12/01/39	400	$385,742
5.700%, 06/15/40	400	388,739
4.200%, 03/15/42	1,174	947,962
3.950%, 03/01/43	400	314,072
Constellation Brands, Inc.
3.150%, 08/01/29	5,800	5,174,688
Constellation Energy Generation LLC
6.250%, 10/01/39	1,289	1,296,669
5.750%, 10/01/41	2,300	2,196,103
Corebridge Financial, Inc.
4.350%, 04/05/42	400	320,696
Costco Wholesale Corp.
1.600%, 04/20/30	9,554	7,846,672
Cox Communications, Inc.
Ω 3.850%, 02/01/25	6,790	6,687,701
Ω 4.800%, 02/01/35	8,981	8,038,740
Crown Castle, Inc.
2.100%, 04/01/31	300	237,357
2.900%, 04/01/41	19,205	12,857,715
CSX Corp.
4.750%, 05/30/42	400	355,625
CVS Health Corp.
3.375%, 08/12/24	10,857	10,786,375
3.250%, 08/15/29	3,000	2,690,064
4.125%, 04/01/40	12,694	10,138,841
2.700%, 08/21/40	4,600	3,007,058
Daimler Truck Finance North America LLC
5.500%, 09/20/33	5,000	4,930,164
Deere & Co.
3.900%, 06/09/42	400	328,336
Dell International LLC/EMC Corp.
3.375%, 12/15/41	5,509	3,928,068
Devon Energy Corp.
5.600%, 07/15/41	9,858	9,116,997
4.750%, 05/15/42	400	332,707
DH Europe Finance II SARL
3.250%, 11/15/39	400	307,045
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32	9,525	7,857,899
Discovery Communications LLC
3.900%, 11/15/24	4,796	4,745,650
3.450%, 03/15/25	4,209	4,113,332
Dow Chemical Co.
5.250%, 11/15/41	400	362,729
4.375%, 11/15/42	2,116	1,717,440
Duke Energy Corp.
3.300%, 06/15/41	25,250	17,924,171
Duquesne Light Holdings, Inc.
Ω 2.532%, 10/01/30	1,500	1,226,107

106

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Ω 2.775%, 01/07/32	641	$508,596
Eaton Corp.
4.000%, 11/02/32	8,105	7,427,785
Eaton Vance Corp.
3.500%, 04/06/27	9,262	8,790,970
Ecolab, Inc.
5.500%, 12/08/41	1,000	987,980
Elevance Health, Inc.
3.500%, 08/15/24	3,786	3,761,242
4.101%, 03/01/28	10,108	9,679,081
5.950%, 12/15/34	11,300	11,519,557
6.375%, 06/15/37	4,100	4,273,899
4.625%, 05/15/42	5,400	4,671,281
Energy Transfer LP
6.050%, 06/01/41	400	384,733
Enterprise Products Operating LLC
6.875%, 03/01/33	1,400	1,525,012
7.550%, 04/15/38	2,557	2,958,404
6.125%, 10/15/39	6,217	6,364,570
6.450%, 09/01/40	5,235	5,539,237
5.700%, 02/15/42	1,600	1,570,022
4.850%, 08/15/42	400	355,988
Equifax, Inc.
3.100%, 05/15/30	200	174,220
Equinix, Inc.
3.200%, 11/18/29	2,500	2,204,218
2.500%, 05/15/31	5,700	4,647,886
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	6,590	6,521,705
Ω 5.625%, 03/15/42	400	389,847
Eversource Energy
4.250%, 04/01/29	600	562,877
Exelon Corp.
3.400%, 04/15/26	3,066	2,945,233
Extra Space Storage LP
2.350%, 03/15/32	13,100	10,221,903
Exxon Mobil Corp.
2.995%, 08/16/39	2,200	1,633,133
4.227%, 03/19/40	8,200	7,134,304
FedEx Corp.
4.900%, 01/15/34	2,075	1,974,334
3.900%, 02/01/35	2,800	2,416,418
3.250%, 05/15/41	9,750	6,911,782
Fidelity National Financial, Inc.
3.400%, 06/15/30	19,454	16,857,682
2.450%, 03/15/31	1,800	1,435,871
Fidelity National Information Services, Inc.
3.100%, 03/01/41	10,400	7,239,426

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
First American Financial Corp.
2.400%, 08/15/31		16,044	$12,400,690
Flex Ltd.
4.875%, 06/15/29		2,040	1,956,555
4.875%, 05/12/30		4,000	3,798,224
Flowserve Corp.
2.800%, 01/15/32		29,138	23,392,904
FMR LLC
Ω 4.950%, 02/01/33		2,400	2,247,698
Fortune Brands Innovations, Inc.
# 3.250%, 09/15/29		3,900	3,478,947
4.000%, 03/25/32		414	368,065
Fox Corp.
5.476%, 01/25/39		2,000	1,831,772
GATX Corp.
3.250%, 03/30/25		3,170	3,095,404
3.500%, 06/01/32		6,850	5,811,007
General Dynamics Corp.
4.250%, 04/01/40		5,000	4,302,589
2.850%, 06/01/41		400	279,310
General M1otors Co.
5.150%, 04/01/38		3,669	3,305,352
General Motors Financial Co., Inc.
1.694%, 03/26/25	EUR	4,600	4,810,891
5.250%, 03/01/26		11,336	11,240,382
3.600%, 06/21/30		6,000	5,282,067
3.100%, 01/12/32		8,400	6,926,866
Georgia Power Co.
4.300%, 03/15/42		400	330,525
Georgia-Pacific LLC
7.750%, 11/15/29		800	893,934
Gilead Sciences, Inc.
4.600%, 09/01/35		800	737,354
4.000%, 09/01/36		4,050	3,477,389
2.600%, 10/01/40		7,300	4,885,315
5.650%, 12/01/41		10,300	10,098,837
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38		413	446,488
Global Payments, Inc.
2.900%, 11/15/31		400	328,549
Globe Life, Inc.
4.800%, 06/15/32		10,000	8,982,888
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	2,900	3,059,600
3.750%, 05/22/25		6,213	6,091,122
3.750%, 02/25/26		5,700	5,525,890
2.600%, 02/07/30		4,600	3,945,542
# 3.800%, 03/15/30		12,000	10,976,997
6.125%, 02/15/33		1,621	1,687,921
6.250%, 02/01/41		4,350	4,542,833

107

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Halliburton Co.
4.850%, 11/15/35	400	$376,641
6.700%, 09/15/38	5,760	6,200,503
7.450%, 09/15/39	2,200	2,544,920
4.500%, 11/15/41	3,000	2,543,320
4.750%, 08/01/43	1,400	1,215,703
Harley-Davidson, Inc.
# 3.500%, 07/28/25	4,983	4,839,980
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	20,000	16,541,053
Healthcare Realty Holdings LP
2.000%, 03/15/31	2,800	2,162,132
Hess Corp.
5.600%, 02/15/41	15,000	14,593,276
Home Depot, Inc.
5.875%, 12/16/36	15,888	16,467,986
3.300%, 04/15/40	2,000	1,518,018
5.400%, 09/15/40	6,000	5,857,786
5.950%, 04/01/41	1,580	1,636,456
Honeywell International, Inc.
5.375%, 03/01/41	670	658,845
HP, Inc.
2.650%, 06/17/31	200	164,797
# 6.000%, 09/15/41	11,400	11,311,440
Humana, Inc.
3.850%, 10/01/24	5,825	5,776,849
Indiana Michigan Power Co.
6.050%, 03/15/37	1,108	1,113,948
Intel Corp.
4.600%, 03/25/40	27,624	24,418,581
2.800%, 08/12/41	23,576	15,887,696
4.800%, 10/01/41	400	355,427
# 5.625%, 02/10/43	20,100	19,536,547
Intercontinental Exchange, Inc.
3.750%, 12/01/25	11,500	11,196,860
4.600%, 03/15/33	14,500	13,589,980
2.650%, 09/15/40	16,100	10,975,531
International Business Machines Corp.
# 3.300%, 01/27/27	154	145,957
# 1.950%, 05/15/30	9,340	7,696,071
4.150%, 05/15/39	8,300	6,943,190
2.850%, 05/15/40	31,266	21,709,483
4.000%, 06/20/42	3,400	2,713,905
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40	12,000	8,163,349

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Interpublic Group of Cos., Inc.
4.750%, 03/30/30	375	$358,130
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,312,141
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	3,000	2,318,602
2.700%, 01/15/34	1,500	1,153,974
J M Smucker Co.
3.500%, 03/15/25	3,600	3,533,351
4.250%, 03/15/35	10,700	9,404,359
Jabil, Inc.
3.600%, 01/15/30	23,950	21,196,398
3.000%, 01/15/31	15,033	12,577,941
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	5,060,398
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25	9,046	8,930,548
Jefferies Financial Group, Inc.
2.625%, 10/15/31	20,514	16,302,518
2.750%, 10/15/32	6,280	4,874,490
Johnson & Johnson
1.300%, 09/01/30	5,800	4,672,731
JPMorgan Chase & Co.
3.625%, 05/13/24	9,931	9,924,596
3.900%, 07/15/25	416	408,023
6.400%, 05/15/38	20,000	21,599,578
5.500%, 10/15/40	4,400	4,335,361
5.600%, 07/15/41	7,100	7,065,757
5.400%, 01/06/42	9,350	9,103,110
JPMorgan Chase Bank NA, Floating Rate Note,
(r) SOFR + 0.620%, FRN, 5.975%, 04/29/26 900		902,218
(r) SOFR + 1.000%, FRN, 6.353%, 12/08/26 22,820		23,108,134
Juniper Networks, Inc.
3.750%, 08/15/29	3,600	3,285,850
2.000%, 12/10/30	5,000	3,936,581
Kellanova
3.400%, 11/15/27	3,300	3,084,014
7.450%, 04/01/31	6,159	6,779,592
Kemper Corp.
3.800%, 02/23/32	16,930	13,953,999
Kimco Realty OP LLC
2.250%, 12/01/31	10,200	7,988,185

108

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	5,800	$6,182,818
6.500%, 09/01/39	1,900	1,915,074
5.000%, 08/15/42	4,000	3,421,090
4.700%, 11/01/42	400	328,937
5.000%, 03/01/43	12,400	10,588,335
Kroger Co.
7.500%, 04/01/31	16,177	18,026,133
L3Harris Technologies, Inc.
3.950%, 05/28/24	2,469	2,465,555
Lazard Group LLC
4.500%, 09/19/28	17,626	16,779,608
4.375%, 03/11/29	400	376,443
Legg Mason, Inc.
3.950%, 07/15/24	4,736	4,714,127
# 4.750%, 03/15/26	3,745	3,699,388
5.625%, 01/15/44	1,247	1,201,265
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	9,305	8,833,059
Ω 6.500%, 03/15/35	4,250	4,075,764
Lincoln National Corp.
# 3.050%, 01/15/30	300	259,149
# 3.400%, 01/15/31	8,337	7,136,810
3.400%, 03/01/32	23,378	19,541,118
7.000%, 06/15/40	125	132,334
Lockheed Martin Corp.
3.600%, 03/01/35	671	574,304
4.500%, 05/15/36	1,000	914,522
Loews Corp.
3.750%, 04/01/26	7,290	7,068,190
6.000%, 02/01/35	5,000	5,169,853
Lowe’s Cos., Inc.
2.800%, 09/15/41	25,000	16,867,913
LYB International Finance III LLC
3.375%, 10/01/40	18,700	13,413,642
Marathon Petroleum Corp.
3.625%, 09/15/24	6,891	6,831,072
6.500%, 03/01/41	4,500	4,667,231
Marriott International, Inc.
# 2.750%, 10/15/33	7,200	5,671,913
Mars, Inc.
Ω 1.625%, 07/16/32	7,250	5,462,062
Ω 3.600%, 04/01/34	400	346,048
Ω 3.875%, 04/01/39	800	657,877
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	8,320	8,302,148
2.375%, 12/15/31	2,561	2,079,279
Medtronic, Inc.
4.375%, 03/15/35	3,065	2,818,798
Merck & Co., Inc.
# 3.400%, 03/07/29	8,084	7,497,935
1.450%, 06/24/30	40,801	32,876,505

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.900%, 03/07/39		400	$336,269
2.350%, 06/24/40		800	534,974
MetLife, Inc.
5.375%, 07/15/33		5,000	4,962,915
6.375%, 06/15/34		19,000	20,152,274
5.700%, 06/15/35		7,200	7,260,890
4.125%, 08/13/42		5,800	4,684,017
4.875%, 11/13/43		400	355,218
Micron Technology, Inc.
# 4.663%, 02/15/30		330	314,243
2.703%, 04/15/32		2,650	2,144,631
3.366%, 11/01/41		31,640	22,454,981
Microsoft Corp.
Ω 3.400%, 06/15/27		4,165	3,966,688
Mohawk Industries, Inc.
# 3.625%, 05/15/30		1,971	1,769,407
Molson Coors Beverage
Co.
1.250%, 07/15/24	EUR	2,000	2,122,269
Morgan Stanley
3.875%, 01/27/26		14,283	13,875,063
# 3.625%, 01/20/27		8,004	7,651,621
7.250%, 04/01/32		14,996	16,730,666
6.375%, 07/24/42		4,600	4,961,088
Mosaic Co.
5.625%, 11/15/43		2,000	1,841,150
Motorola Solutions, Inc.
4.600%, 05/23/29		3,500	3,362,976
2.300%, 11/15/30		25,444	20,927,434
MPLX LP
4.500%, 04/15/38		4,700	4,016,630
National Fuel Gas Co.
2.950%, 03/01/31		5,000	4,110,499
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		2,708	3,081,446
NetApp, Inc.
3.300%, 09/29/24		3,451	3,414,548
2.700%, 06/22/30		4,400	3,731,354
NewMarket Corp.
2.700%, 03/18/31		4,000	3,288,736
Newmont Corp.
5.875%, 04/01/35		400	404,512
NIKE, Inc.
2.850%, 03/27/30		13,787	12,177,550
Northern Trust Corp.
1.950%, 05/01/30		19,870	16,483,462
Nucor Corp.
3.950%, 05/01/28		4,016	3,819,208
3.125%, 04/01/32		7,340	6,263,306
6.400%, 12/01/37		6,585	6,976,107
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,348	2,326,093

109

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Oklahoma Gas & Electric Co.
5.400%, 01/15/33		4,200	$4,145,359
Omnicom Group, Inc.
4.200%, 06/01/30		12,055	11,233,513
ONE Gas, Inc.
# 4.250%, 09/01/32		4,300	3,971,985
Oracle Corp.
3.250%, 11/15/27		14,193	13,188,353
4.300%, 07/08/34		400	355,250
3.900%, 05/15/35		800	675,342
5.375%, 07/15/40		10,000	9,231,578
3.650%, 03/25/41		17,000	12,667,851
Owens Corning
3.875%, 06/01/30		9,226	8,425,297
Parker-Hannifin Corp.
# 3.300%, 11/21/24		3,093	3,053,903
3.250%, 06/14/29		6,000	5,447,280
Penske Truck Leasing Co.
LP/PTL Finance Corp.
Ω 3.400%, 11/15/26		133	125,657
PepsiCo, Inc.
4.875%, 11/01/40		400	379,164
2.625%, 10/21/41		1,200	824,652
Pfizer, Inc.
4.000%, 12/15/36		400	348,571
4.100%, 09/15/38		1,600	1,383,475
3.900%, 03/15/39		6,600	5,453,050
7.200%, 03/15/39		2,400	2,765,757
2.550%, 05/28/40		2,000	1,359,878
5.600%, 09/15/40		400	397,534
Philip Morris International, Inc.
2.875%, 05/01/24		1,327	1,327,000
0.625%, 11/08/24	EUR	774	812,092
# 3.250%, 11/10/24		6,698	6,619,799
3.375%, 08/15/29		6,000	5,468,935
2.100%, 05/01/30		8,350	6,910,751
5.375%, 02/15/33		1,000	980,107
5.625%, 09/07/33		10,000	9,943,467
6.375%, 05/16/38		13,000	13,671,493
4.375%, 11/15/41		5,100	4,205,454
4.500%, 03/20/42		400	333,862
3.875%, 08/21/42		4,300	3,288,681
4.125%, 03/04/43		6,308	4,973,615
Phillips 66
2.150%, 12/15/30		400	325,376
4.650%, 11/15/34		400	365,977
5.875%, 05/01/42		1,592	1,589,773
Plains All American Pipeline LP/PAA Finance Corp.
5.150%, 06/01/42		5,000	4,312,027
4.300%, 01/31/43		6,441	4,978,477

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
PNC Bank NA
2.950%, 02/23/25		1,093	$1,069,744
3.250%, 06/01/25		4,680	4,558,703
PPG Industries, Inc.
1.875%, 06/01/25	EUR	2,125	2,220,137
2.550%, 06/15/30		9,250	7,882,474
Precision Castparts Corp.
3.250%, 06/15/25		14,684	14,326,339
3.900%, 01/15/43		3,000	2,406,568
Primerica, Inc.
2.800%, 11/19/31		15,500	12,641,661
Principal Financial Group, Inc.
3.400%, 05/15/25		2,300	2,248,572
6.050%, 10/15/36		4,000	4,090,472
Progress Energy, Inc.
7.750%, 03/01/31		2,500	2,783,126
6.000%, 12/01/39		5,600	5,516,958
Progressive Corp.
3.000%, 03/15/32		16,100	13,634,721
Prologis LP
5.125%, 01/15/34		5,563	5,366,729
Prudential Financial, Inc.
3.000%, 03/10/40		9,850	7,104,204
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		1,000	1,110,487
PulteGroup, Inc.
7.875%, 06/15/32		3,895	4,398,143
6.375%, 05/15/33		11,000	11,349,931
6.000%, 02/15/35		6,449	6,480,268
QUALCOMM, Inc.
1.650%, 05/20/32		10,143	7,756,974
Quanta Services, Inc.
2.900%, 10/01/30		302	258,273
Realty Income Corp.
2.700%, 02/15/32		14,491	11,752,196
2.850%, 12/15/32		8,577	6,919,738
1.800%, 03/15/33		1,800	1,316,842
4.900%, 07/15/33		5,000	4,696,550
Reinsurance Group of America, Inc.
3.950%, 09/15/26		15,789	15,263,305
3.900%, 05/15/29		4,725	4,392,761
3.150%, 06/15/30		15,455	13,484,698
Revvity, Inc.
3.300%, 09/15/29		1,300	1,161,060
Royalty Pharma PLC
2.200%, 09/02/30		10,000	8,115,210
3.300%, 09/02/40		63,117	44,480,142
RTX Corp.
4.450%, 11/16/38		1,200	1,036,570
4.700%, 12/15/41		5,600	4,861,363
4.500%, 06/01/42		28,524	24,234,845

110

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CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Salesforce, Inc.
3.700%, 04/11/28	7,800	$7,424,883
2.700%, 07/15/41	1,600	1,093,371
Sanofi SA
3.625%, 06/19/28	10,200	9,708,496
Shell International Finance BV
5.500%, 03/25/40	2,200	2,191,042
2.875%, 11/26/41	3,200	2,242,177
Sherwin-Williams Co.
2.950%, 08/15/29	4,800	4,253,963
Simon Property Group LP
2.650%, 07/15/30	19,576	16,701,509
2.200%, 02/01/31	13,548	10,966,205
# 2.250%, 01/15/32	7,377	5,851,066
5.500%, 03/08/33	5,400	5,332,761
6.750%, 02/01/40	1,200	1,283,589
4.750%, 03/15/42	3,870	3,347,554
Southern California Edison Co.
6.650%, 04/01/29	400	414,601
Southern Power Co.
5.150%, 09/15/41	3,000	2,686,549
Southwest Gas Corp.
3.700%, 04/01/28	2,900	2,709,116
2.200%, 06/15/30	13,700	11,351,630
Stanley Black & Decker, Inc.
2.300%, 03/15/30	2,650	2,199,422
5.200%, 09/01/40	400	365,233
Steel Dynamics, Inc.
3.250%, 01/15/31	19,725	17,118,195
Stellantis Finance U.S., Inc.
Ω 2.691%, 09/15/31	11,500	9,407,176
Sutter Health
3.161%, 08/15/40	2,000	1,467,053
Targa Resources Corp.
4.200%, 02/01/33	3,000	2,648,060
Target Corp.
4.000%, 07/01/42	2,100	1,729,972
Texas Instruments, Inc.
3.875%, 03/15/39	5,790	4,927,580
Textron, Inc.
2.450%, 03/15/31	14,820	12,160,566
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41	2,700	1,864,050
5.404%, 08/10/43	7,500	7,314,896
T-Mobile USA, Inc.
4.375%, 04/15/40	8,000	6,815,382
3.000%, 02/15/41	400	279,666
Travelers Cos., Inc.
6.250%, 06/15/37	1,335	1,410,457
5.350%, 11/01/40	1,200	1,164,294

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		10,000	$8,521,527
U.S. Bancorp
0.850%, 06/07/24	EUR	800	850,772
Union Pacific Corp.
3.250%, 01/15/25		9,115	8,972,131
2.891%, 04/06/36		23,350	18,302,023
3.600%, 09/15/37		1,800	1,476,615
3.550%, 08/15/39		400	316,977
3.200%, 05/20/41		15,400	11,430,496
3.375%, 02/14/42		5,150	3,871,681
United Parcel Service, Inc.
4.875%, 11/15/40		1,020	936,938
UnitedHealth Group, Inc.
4.200%, 05/15/32		18,800	17,336,735
5.800%, 03/15/36		400	411,471
6.875%, 02/15/38		350	391,686
3.500%, 08/15/39		17,038	13,382,764
2.750%, 05/15/40		11,200	7,844,825
5.700%, 10/15/40		2,400	2,405,458
5.950%, 02/15/41		1,000	1,025,967
3.050%, 05/15/41		28,172	20,384,684
4.625%, 11/15/41		1,200	1,062,257
Unum Group
3.875%, 11/05/25		1,977	1,910,003
4.000%, 06/15/29		10,963	10,114,395
5.750%, 08/15/42		3,000	2,821,984
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,367	16,654,572
Valero Energy Corp.
7.500%, 04/15/32		580	648,458
6.625%, 06/15/37		11,550	12,195,298
Ventas Realty LP
3.000%, 01/15/30		1,100	946,682
VeriSign, Inc.
2.700%, 06/15/31		5,106	4,186,842
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	6,200	3,983,046
4.016%, 12/03/29		9,753	9,088,640
2.355%, 03/15/32		2,733	2,180,558
4.812%, 03/15/39		10,500	9,508,417
2.650%, 11/20/40		5,000	3,340,820
3.400%, 03/22/41		19,400	14,443,552
Viatris, Inc.
2.700%, 06/22/30		1,000	826,968
3.850%, 06/22/40		10,000	7,063,031
Virginia Electric & Power Co.
6.000%, 01/15/36		3,100	3,149,239
6.000%, 05/15/37		1,000	1,005,638
8.875%, 11/15/38		2,000	2,556,421
4.000%, 01/15/43		8,000	6,289,112
Visa, Inc.
2.050%, 04/15/30		49,459	41,673,025

111

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Voya Financial, Inc.
5.700%, 07/15/43		913	$857,155
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		3,867	3,316,560
Walmart, Inc.
5.625%, 04/01/40		6,000	6,178,930
5.000%, 10/25/40		7,200	6,920,912
Walt Disney Co.
3.700%, 09/15/24		3,814	3,786,072
6.400%, 12/15/35		3,000	3,223,273
4.625%, 03/23/40		6,500	5,898,151
3.500%, 05/13/40		24,596	19,155,909
6.150%, 02/15/41		400	418,431
5.400%, 10/01/43		2,400	2,320,986
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,707,428
Wells Fargo & Co.
2.125%, 06/04/24	EUR	6,240	6,647,571
3.000%, 02/19/25		4,264	4,171,858
2.000%, 07/28/25	GBP	887	1,062,051
3.000%, 04/22/26		953	909,095
4.150%, 01/24/29		600	567,790
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.070%, FRN
(r) 6.423%, 12/11/26		840	851,370
Welltower OP LLC
4.125%, 03/15/29		1,150	1,077,307
2.750%, 01/15/31		17,596	14,775,297
2.750%, 01/15/32		4,600	3,752,623
6.500%, 03/15/41		1,903	1,987,864
Westlake Corp.
3.375%, 06/15/30		11,785	10,352,457
WestRock MWV LLC
8.200%, 01/15/30		19,367	21,528,401
Weyerhaeuser Co.
7.375%, 03/15/32		813	900,727
Whirlpool Corp.
3.700%, 05/01/25		14,663	14,384,443
# 4.750%, 02/26/29		700	673,945
Williams Cos., Inc.
3.500%, 11/15/30		13,600	12,068,236
6.300%, 04/15/40		20,000	20,243,947
WP Carey, Inc.
2.400%, 02/01/31		2,300	1,867,565
2.450%, 02/01/32		9,800	7,678,971
WRKCo, Inc.
3.000%, 06/15/33		19,705	16,038,622

TOTAL UNITED STATES			3,563,880,267

TOTAL BONDS			5,317,444,518

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (32.3%)
U.S. Treasury Bills
∞ 1.766%, 05/02/24	37,000	$36,994,556
∞ 4.566%, 05/14/24	20,000	19,961,939
∞ 4.982%, 06/04/24	20,000	19,900,314
∞ 5.033%, 06/11/24	20,000	19,880,075
U.S. Treasury Bonds
# 5.250%, 02/15/29	28,500	29,121,211
6.125%, 08/15/29	25,000	26,624,023
6.250%, 05/15/30	37,000	39,935,430
1.125%, 05/15/40	134,000	78,897,734
1.125%, 08/15/40	165,000	96,164,062
1.375%, 11/15/40	162,000	98,174,530
1.875%, 02/15/41	137,000	90,040,039
2.250%, 05/15/41	120,000	83,625,000
1.750%, 08/15/41	195,000	123,817,383
2.000%, 11/15/41	146,000	96,451,250
2.375%, 02/15/42	135,000	94,652,929
2.750%, 08/15/42	123,000	91,029,609
2.750%, 11/15/42	120,000	88,481,250
3.125%, 02/15/43	57,000	44,508,985
2.875%, 05/15/43	120,000	89,807,813
U.S. Treasury Floating Rate Notes
(r) 3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	163,000	162,949,509
U.S. Treasury Floating Rate Notes, Floating Rate Note
(r) 3M USTMMR + 0.140%, FRN, 5.461%, 10/31/24	10,000	10,004,096
U.S. Treasury Notes
0.250%, 05/15/24	62,000	61,877,471
# 2.500%, 05/15/24	40,000	39,954,633
# 2.000%, 05/31/24	50,000	49,859,115
# 2.500%, 05/31/24	50,000	49,879,056
# 0.250%, 06/15/24	102,000	101,345,566
# 1.750%, 06/30/24	60,000	59,631,445
# 2.000%, 06/30/24	20,000	19,885,547
# 3.000%, 06/30/24	57,000	56,767,324
# 0.375%, 07/15/24	25,000	24,747,558
1.750%, 07/31/24	20,000	19,820,508
# 2.125%, 07/31/24	50,000	49,589,844
3.000%, 07/31/24	20,000	19,879,688
# 1.250%, 08/31/24	20,000	19,728,125
# 1.875%, 08/31/24	55,000	54,366,211
# 3.250%, 08/31/24	25,000	24,825,195
1.500%, 10/31/24	80,000	78,486,718
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	160,000	160,185,182

112

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	160,000	$160,351,466
0.375%, 07/31/27	25,000	21,665,039
2.250%, 08/15/27	40,000	36,859,375
0.500%, 08/31/27	25,000	21,691,406
0.500%, 10/31/27	25,000	21,545,899
2.250%, 11/15/27	39,018	35,773,380
3.875%, 11/30/27	25,000	24,218,750
2.750%, 02/15/28	47,000	43,665,937
1.125%, 02/29/28	54,000	47,110,782
1.250%, 03/31/28	15,000	13,117,383
1.250%, 04/30/28	40,000	34,887,500
2.875%, 05/15/28	69,000	64,202,344
2.875%, 08/15/28	90,000	83,432,812
3.125%, 11/15/28	75,000	70,048,828
2.625%, 02/15/29	25,000	22,748,047
2.375%, 03/31/29	10,000	8,971,875
3.500%, 01/31/30	25,000	23,467,774
3.500%, 04/30/30	25,000	23,423,828
4.000%, 07/31/30	25,000	24,033,203
4.125%, 08/31/30	25,000	24,192,383
4.875%, 10/31/30	25,000	25,218,750
4.375%, 11/30/30	25,000	24,522,461
4.250%, 02/28/31	25,000	24,339,844
4.125%, 11/15/32	20,000	19,203,125
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.521%, 01/31/25	150,000	150,172,200
(r) 3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	150,000	150,158,205
(r) 3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	160,000	160,069,938

TOTAL U.S. TREASURY OBLIGATIONS		3,690,943,457

	Face Amount^ (000)	Value†
COMMERCIAL PAPER — (0.8%)
CANADA — (0.0%)
Province of Alberta
Ω 5.423%, 05/31/24	3,000	$2,986,254

FRANCE — (0.6%)
Sanofi SA
Ω 5.441%, 06/10/24	16,500	16,399,634
Ω 5.452%, 06/10/24	4,940	4,909,951
Ω 5.466%, 06/21/24	50,000	49,614,140

TOTAL FRANCE		70,923,725

UNITED STATES — (0.2%)
EIDP, Inc.
Ω 5.690%, 09/25/24	25,000	24,437,771

TOTAL COMMERCIAL PAPER
(Cost $98,366,040)		98,347,750

TOTAL INVESTMENT SECURITIES (Cost $11,598,812,343)		10,646,321,109

	Shares
SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	68,210,028	789,053,605

TOTAL INVESTMENTS — (100.0%) (Cost $12,387,864,858)		$11,435,374,714

As of April 30, 2024, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	144,571,064	AUD	221,625,988	UBS AG	05/02/24	$1,001,719
USD	70,866,224	AUD	108,261,144	Bank of New York Mellon	05/08/24	722,020
USD	11,176,118	AUD	16,988,190	State Street Bank and Trust	05/08/24	169,186

113

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	24,187,914	AUD	36,528,089	UBS AG	05/08/24	$520,755
USD	16,669,256	GBP	13,147,926	Bank of New York Mellon	05/10/24	239,651
GBP	519,233	USD	648,636	Citibank, N.A.	05/10/24	196
USD	13,513,931	GBP	10,643,936	Citibank, N.A.	05/13/24	213,095
USD	56,941,070	EUR	53,000,617	Societe Generale	05/13/24	356,567
USD	89,849,554	JPY	13,578,716,950	State Street Bank and Trust	05/13/24	3,611,623
USD	143,668,037	AUD	221,344,476	Societe Generale	05/16/24	220,477
USD	27,706,077	NZD	46,752,876	State Street Bank and Trust	05/20/24	157,092
USD	142,595,418	AUD	218,229,711	State Street Bank and Trust	05/31/24	1,102,026
EUR	9,808,866	USD	10,480,522	Morgan Stanley and Co. International	07/02/24	13,944
USD	63,175,557	EUR	58,369,117	State Street Bank and Trust	07/02/24	726,675
USD	43,336,112	EUR	40,251,581	Morgan Stanley and Co. International	07/10/24	255,275
USD	120,414,595	CAD	165,002,313	Citibank, N.A.	07/19/24	398,322
USD	24,316,036	CAD	33,415,687	State Street Bank and Trust	07/19/24	10,763
USD	48,587,807	EUR	45,151,695	Australia and New Zealand Bank	07/24/24	231,176
USD	31,274,763	CAD	42,969,460	State Street Bank and Trust	08/01/24	13,106

Total Appreciation						$9,963,668

AUD	221,625,988	USD	144,688,526	State Street Bank and Trust	05/02/24	$(1,119,181)
GBP	744,434	USD	931,107	Citibank, N.A.	05/10/24	(865)
EUR	15,873,550	USD	17,220,983	Morgan Stanley and Co. International	05/13/24	(274,068)
EUR	9,975,350	USD	10,875,226	UBS AG	07/02/24	(202,640)
USD	40,920,239	EUR	38,260,657	Morgan Stanley and Co. International	07/11/24	(31,624)
USD	51,545,468	EUR	48,187,872	Bank of America Corp.	07/12/24	(34,259)
EUR	1,038,808	USD	1,115,606	HSBC Bank	07/12/24	(3,678)
EUR	3,242,178	USD	3,488,768	Morgan Stanley and Co. International	07/12/24	(18,379)
USD	49,207,136	EUR	46,001,830	State Street Bank and Trust	07/18/24	(46,322)
EUR	15,445,887	USD	16,573,977	UBS AG	07/18/24	(36,302)
EUR	5,546,804	USD	5,944,177	UBS AG	07/24/24	(3,652)

Total (Depreciation)						$(1,770,970)

Total Appreciation (Depreciation)						$8,192,698

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,539,585,384	—	$1,539,585,384
Bonds
Australia	—	376,789,294	—	376,789,294
Belgium	—	40,868,516	—	40,868,516
Canada	—	384,371,528	—	384,371,528
Finland	—	17,580,775	—	17,580,775
France	—	68,977,725	—	68,977,725
Germany	—	113,424,080	—	113,424,080
Hong Kong	—	4,297,660	—	4,297,660
Ireland	—	2,260,771	—	2,260,771
Italy	—	16,235,949	—	16,235,949
Japan	—	214,180,565	—	214,180,565

114

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$82,279,238	—	$82,279,238
New Zealand	—	33,977,813	—	33,977,813
Norway	—	17,380,188	—	17,380,188
Spain	—	78,851,036	—	78,851,036
Supranational Organization Obligations	—	105,441,887	—	105,441,887
Sweden	—	22,984,562	—	22,984,562
Switzerland	—	12,709,792	—	12,709,792
United Kingdom	—	160,952,872	—	160,952,872
United States	—	3,563,880,267	—	3,563,880,267
U.S. Treasury Obligations	—	3,690,943,457	—	3,690,943,457
Commercial Paper.	—	98,347,750	—	98,347,750
Securities Lending Collateral	—	789,053,605	—	789,053,605

Total Investments in Securities	—	$11,435,374,714	—	$11,435,374,714

Financial Instruments
Assets
Forward Currency Contracts**	—	9,963,668	—	9,963,668
Liabilities
Forward Currency Contracts**	—	(1,770,970)	—	(1,770,970)

Total Financial Instruments	—	$8,192,698	—	$8,192,698

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

115

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (19.8%)
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/24	81,830	$81,903,083
0.125%, 10/15/24	76,082	75,728,528
0.250%, 01/15/25	58,663	57,676,287
0.125%, 04/15/25	28,228	27,502,328
0.625%, 01/15/26	20,200	19,531,611
0.125%, 04/15/27	81,316	75,922,345

TOTAL U.S. TREASURY OBLIGATIONS.		338,264,182

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.0%)
DFA Intermediate Government Fixed Income Portfolio
DFA Investment Dimensions Group Inc.	79,656,389	846,747,414
DFA Two-Year Global Fixed Income Portfolio
DFA Investment Dimensions Group, Inc.	52,711,325	519,206,551

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($ 1,511,398,515)		1,365,953,965

TOTAL INVESTMENT SECURITIES (Cost $ 1,849,524,859)		1,704,218,147

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 5.250%	2,654,319	2,654,319

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12

TOTAL INVESTMENTS — (100.0%) (Cost $1,852,179,190)		$1,706,872,478

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$338,264,182	—	$338,264,182
Affiliated Investment Companies	$1,365,953,965	—	—	1,365,953,965
Temporary Cash Investments	2,654,319	—	—	2,654,319
Securities Lending Collateral	—	12	—	12

Total Investments in Securities	$1,368,608,284	$338,264,194	—	$1,706,872,478

See accompanying Notes to Financial Statements.

116

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds 0.250%, 02/15/50	168,268	$98,384,595
0.125%, 02/15/51	178,531	98,614,843
0.125%, 02/15/52	181,911	98,573,932
1.500%, 02/15/53	52,498	42,503,591

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 525,686,098)		338,076,961

TOTAL INVESTMENTS — (100.0%) (Cost $ 525,686,098)		$338,076,961

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations.	—	$338,076,961	—	$338,076,961

Total Investments in Securities	—	$338,076,961	—	$338,076,961

See accompanying Notes to Financial Statements.

117

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	417,195	$408,089,083
3.625%, 04/15/28	449,837	470,814,806
2.500%, 01/15/29	473,270	477,924,319
3.875%, 04/15/29	441,152	473,681,229
3.375%, 04/15/32	289,287	311,849,484
2.125%, 02/15/40	414,851	401,105,449
2.125%, 02/15/41	376,601	363,847,153
0.750%, 02/15/42	118,085	89,480,366
0.625%, 02/15/43	160,589	116,830,231
1.375%, 02/15/44	69,225	57,579,586
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27	246,694	232,297,144
0.500%, 01/15/28	256,094	239,203,826
0.750%, 07/15/28	100,118	94,204,019
0.875%, 01/15/29	513,003	481,028,046
0.250%, 07/15/29	153,437	139,032,658
0.125%, 01/15/30	246,008	218,189,173
0.125%, 07/15/30	72,607	64,000,782
0.125%, 01/15/31	148,984	129,443,038
0.125%, 07/15/31	103,027	88,884,234
0.125%, 01/15/32	205,944	175,090,528
1.125%, 01/15/33	10,416	9,472,048

TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,715,797,193)		5,042,047,202

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.250%	5,912,436	5,912,436

TOTAL INVESTMENTS — (100.0%) (Cost $5,721,709,629)		$5,047,959,638

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,042,047,202	—	$5,042,047,202
Temporary Cash Investments	$5,912,436	—	—	5,912,436

Total Investments in Securities	$5,912,436	$5,042,047,202	—	$5,047,959,638

See accompanying Notes to Financial Statements.

118

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (78.5%)
AUSTRALIA — (3.9%)
APA Infrastructure Ltd.
Ω 4.200%, 03/23/25		6,300	$6,199,115
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω OFR + 0.560%, FRN, 5.914%, 03/18/26		4,401	4,406,149
(r) 3M Swap + 0.800%, FRN, 5.149%, 02/05/27	AUD	1,800	1,169,616
BHP Billiton Finance Ltd. 3.000%, 05/29/24	EUR	1,600	1,705,933
Commonwealth Bank of Australia, Floating Rate Note,
(r) SOFR + 0.740%, FRN, 6.094%, 03/14/25		2,500	2,510,523
(r) SOFR + 0.400%, FRN, 5.753%, 07/07/25		2,150	2,151,822
(r)Ω SOFR + 0.630%, FRN, 5.984%, 09/12/25		3,100	3,110,311
(r)Ω SOFR + 0.750%, FRN, 6.103%, 03/13/26		1,100	1,105,676
#(r)Ω SOFR + 0.520%, FRN, 5.874%, 06/15/26		1,050	1,050,286
(r) 3M Swap + 1.020%, FRN, 5.360%, 08/18/27	AUD	2,500	1,632,886
(r) 3M Swap + 0.950%, FRN, 5.290%, 08/17/28	AUD	2,500	1,628,418
Glencore Funding LLC
Ω 1.625%, 04/27/26		1,748	1,613,917
Ω 4.000%, 03/27/27		2,000	1,910,869
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.200%, FRN
(r)Ω 6.553%, 12/07/26		12,620	12,757,537

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r) SOFR + 0.860%, FRN, 6.213%, 06/09/25		2,500	$2,513,531
(r) 3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	1,400	911,190
NationalAustralia Bank Ltd., Floating Rate Note,
(r)Ω SOFR + 0.760%, FRN, 6.108%, 05/13/25		2,670	2,679,401
(r)Ω SOFR + 0.650%, FRN, 6.003%, 12/10/25		2,880	2,891,442
(r) 3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	1,151	748,460
(r) 3M Swap + 1.200%, FRN, 5.536%, 11/25/27	AUD	750	492,602
Stockland Trust 1.625%, 04/27/26	EUR	750	755,200
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r) 5.267%, 08/22/25	AUD	1,200	781,330
Telstra Corp. Ltd. 3.125%, 04/07/25		192	187,460
Westpac Banking Corp. 4.125%, 06/04/26	AUD	500	318,489
(r) 3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	3,000	1,948,758
(r) 3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	6,600	4,276,038
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r) 5.044%, 03/17/25	AUD	6,500	4,222,311
Westpac Securities NZ Ltd. 1.099%, 03/24/26	EUR	3,448	3,490,136

TOTAL AUSTRALIA			69,169,406

119

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRIA — (0.1%)
HYPO NOE Landesbank fuer
Niederoesterreich und Wien AG 1.375%, 04/14/25	EUR	1,600	1,665,260

BELGIUM — (0.7%)
Belfius Bank SA
0.010%, 10/15/25	EUR	1,900	$1,915,530
Dexia SA
Δ 0.000%, 05/29/24	EUR	3,800	4,043,877
0.500%, 01/17/25	EUR	5,000	5,214,193
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	400	426,283
1.875%, 06/19/25	EUR	1,000	1,045,515

TOTAL BELGIUM			12,645,398

CANADA — (7.2%)
Alimentation Couche-Tard, Inc. 3.056%, 07/26/24	CAD	17,600	12,719,712
Bank of Montreal
0.625%, 07/09/24		3,150	3,120,050
2.280%, 07/29/24	CAD	7,750	5,590,876
(r) SOFR + 0.620%, FRN, 5.974%, 09/15/26		690	689,191
Bank of Montreal, Floating Rate Note, SOFR + 0.465%, FRN
(r) 5.818%, 01/10/25		523	523,611
Bank of Nova Scotia
0.650%, 07/31/24		700	691,378
2.490%, 09/23/24	CAD	6,250	4,492,700
Bank of Nova Scotia, Floating Rate Note,
(r) SOFR + 0.460%, FRN, 5.813%, 01/10/25		825	825,880
(r) SOFR + 1.090%, FRN, 6.444%, 06/12/25		11,850	11,949,433
Canada Government Bonds
1.500%, 05/01/24	CAD	18,900	13,727,607
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	11,300	8,184,528
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	2,250	1,619,742

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate Note,
(r) SOFR + 0.420%, FRN, 5.774%, 10/18/24		2,367	$2,368,672
(r) SOFR + 0.940%, FRN, 6.293%, 04/07/25		2,986	3,002,521
(r) SOFR + 1.220%, FRN, 6.575%, 10/02/26		2,000	2,023,289
Canadian Natural Resources Ltd.
3.900%, 02/01/25		559	551,338
2.050%, 07/15/25		555	530,380
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.749%, 05/19/25		7,300	7,310,744
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	2,065	1,491,873
CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r) 6.603%, 03/11/26		900	915,859
Emera U.S. Finance LP
0.833%, 06/15/24		700	695,050
ITC Holdings Corp.
3.650%, 06/15/24		1,391	1,386,757
National Bank of Canada
2.545%, 07/12/24	CAD	6,100	4,408,537
Province of Alberta
3.100%, 06/01/24	CAD	5,000	3,625,649
Province of Ontario
3.500%, 06/02/24	CAD	900	652,774
Province of Saskatchewan
3.200%, 06/03/24	CAD	8,000	5,800,632
Royal Bank of Canada
2.352%, 07/02/24	CAD	7,500	5,422,566
0.125%, 07/23/24	EUR	440	465,577
2.609%, 11/01/24	CAD	6,250	4,483,483
Royal Bank of Canada, Floating Rate Note,
#(r) SOFR + 0.340%, FRN, 5.693%, 10/07/24		2,825	2,826,094
(r) SOFR + 0.570%, FRN, 5.925%, 04/27/26		4,583	4,584,205
Toronto-Dominion Bank
2.875%, 04/05/27	GBP	1,500	1,748,044

120

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Toronto-Dominion Bank, Floating Rate Note, SOFR + 1.080%, FRN
(r) 6.434%, 07/17/26		3,100	$3,129,861
TransCanada PipeLines Ltd.
1.000%, 10/12/24		7,100	6,949,841

TOTAL CANADA			128,508,454

DENMARK — (0.1%)
Danske Bank AS
0.625%, 05/26/25	EUR	2,500	2,579,989

FINLAND — (0.3%)
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	1,600	1,699,311
0.250%, 03/24/26	EUR	1,624	1,621,527
1.375%, 09/04/26	GBP	2,487	2,821,760

TOTAL FINLAND			6,142,598

FRANCE — (4.1%)
Arval Service Lease SA
0.875%, 02/17/25	EUR	400	416,768
Banque Federative du Credit Mutuel SA
0.010%, 03/07/25	EUR	11,100	11,479,721
SOFR + 1.400%, FRN, 6.754%,
(r)Ω 07/13/26		4,670	4,745,408
(r)Ω SOFR + 1.130%, FRN, 6.484%, 01/23/27		900	908,928
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	3,109	3,302,332
Δ 0.000%, 01/22/25	EUR	3,700	3,841,152
BNP Paribas SA
1.000%, 06/27/24	EUR	3,930	4,175,099
BPCE SA
1.000%, 07/15/24	EUR	2,100	2,227,576
#,Ω 2.375%, 01/14/25		12,700	12,384,316
Credit Agricole SA
2.375%, 05/20/24	EUR	2,300	2,452,529
#Ω 3.250%, 10/04/24		8,000	7,913,443
(r)Ω SOFR + 0.870%, FRN, 6.223%, 03/11/27		5,871	5,891,982
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	986,923
Societe Generale SA
#Ω 2.625%, 10/16/24		1,700	1,672,431
#,Ω 2.625%, 01/22/25		9,420	9,189,766

		Face Amount^ (000)	Value†
FRANCE — (Continued)
Unedic Asseo 2.375%, 05/25/24	EUR	1,100	$1,172,519

TOTAL FRANCE			72,760,893

GERMANY — (4.1%)
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		6,635	6,597,023
BMW U.S. Capital LLC, Floating Rate Note,
(r)Ω SOFR + 0.620%, FRN, 5.969%, 08/11/25		12,500	12,538,566
(r)Ω SOFR + 0.550%, FRN, 5.905%, 04/02/26		4,000	4,011,105
Daimler Truck Finance Canada, Inc.
2.140%, 12/13/24	CAD	8,400	5,985,896
Daimler Truck Finance
North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 12/13/24		1,750	1,754,095
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	5,300	5,523,696
HOWOGE
Wohnungsbaugesellschaft GmbH
Δ 0.000%, 11/01/24	EUR	3,500	3,659,572
Landeskreditbank
Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	4,200	2,701,311
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		480	446,794
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω SOFR + 0.930%, FRN, 6.285%, 03/30/25		2,500	2,513,871
(r)Ω SOFR + 0.570%, FRN, 5.925%, 08/01/25		7,350	7,365,244
NRW Bank
1.050%, 03/31/26	AUD	580	349,351
Siemens
Financieringsmaatschappij NV 0.250%, 06/05/24	EUR	400	425,408

121

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Δ 0.000%, 09/05/24	EUR	580	$610,812
1.000%, 02/20/25	GBP	500	604,139
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	3,300	4,102,733
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		500	493,960
Volkswagen Group of America Finance LLC, Floating Rate Note,
(r)Ω SOFR + 0.950%, FRN, 6.303%, 06/07/24		1,450	1,450,987
(r)Ω SOFR + 0.930%, FRN, 6.284%, 09/12/25		4,300	4,323,805
VW Credit Canada, Inc.
2.850%, 09/26/24	CAD	10,600	7,624,162

TOTAL GERMANY			73,082,530

IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500%, 01/15/25		3,000	2,949,587
1.750%, 01/30/26		12,800	11,925,827
4.450%, 04/03/26		150	146,511
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	834,508

TOTAL IRELAND			15,856,433

ITALY — (0.5%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		5,900	5,836,827
Republic of Italy Government International Bonds
2.375%, 10/17/24		3,961	3,898,091

TOTAL ITALY			9,734,918

JAPAN — (4.8%)
American Honda Finance Corp., Floating Rate Note,
(r) SOFR + 0.600%, FRN, 5.948%, 08/14/25		110	110,200
(r) SOFR + 0.790%, FRN, 6.144%, 10/03/25		4,000	4,018,583

		Face Amount^ (000)	Value†
JAPAN — (Continued)
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		3,000	$3,012,258
(r) SOFR + 0.920%, FRN, 6.273%, 01/12/26		5,000	5,037,200
(r) SOFR + 0.770%, FRN, 6.123%, 03/12/27		1,000	1,005,650
Honda Canada Finance, Inc.
2.500%, 06/04/24	CAD	4,400	3,188,334
Japan Bank for International Cooperation
2.500%, 05/23/24		2,694	2,689,164
Mitsubishi Corp.
3.375%, 07/23/24		400	397,600
Mitsubishi UFJ Financial Group, Inc.
0.978%, 06/09/24	EUR	960	1,021,304
0.339%, 07/19/24	EUR	6,550	6,936,787
2.193%, 02/25/25		8,500	8,259,114
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,750	1,843,173
Nomura Holdings, Inc.
2.648%, 01/16/25		600	585,908
1.851%, 07/16/25		6,215	5,913,244
1.653%, 07/14/26		5,528	5,055,134
2.329%, 01/22/27		2,000	1,827,653
NTT Finance Corp.
Ω 4.142%, 07/26/24		535	532,968
0.010%, 03/03/25	EUR	2,050	2,118,785
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		7,500	7,453,268
0.934%, 10/11/24	EUR	800	842,569
1.546%, 06/15/26	EUR	6,580	6,707,610
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		3,200	3,118,772
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	970	1,025,475
0.064%, 01/13/25	EUR	3,450	3,586,593
Toyota Motor Credit Corp., Floating Rate Note,
(r) SOFR + 0.560%, FRN, 5.913%, 01/10/25		3,400	3,405,697
(r) SOFR + 0.890%, FRN, 6.240%, 05/18/26		5,030	5,066,442

122

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CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
(r) SOFR + 0.650%, FRN, 6.004%, 03/19/27		2,000	$2,004,834

TOTAL JAPAN			86,764,319

NETHERLANDS — (1.7%)
BNG Bank NV 4.750%, 05/22/24		4,000	3,997,869
BNG Bank NV, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 08/05/26		8,200	8,316,708
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,000	993,082
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		10,377	10,427,325
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		3,000	3,007,905
Cooperatieve Rabobank UA, Floating Rate Note, 3M Swap + 1.180%, FRN
(r) 5.543%, 01/19/28	AUD	2,000	1,308,484
de Volksbank NV
0.010%, 09/16/24	EUR	1,900	1,996,698
ING Groep NV
1.125%, 02/14/25	EUR	1,000	1,044,800

TOTAL NETHERLANDS			31,092,871

NEW ZEALAND — (1.0%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	31,000	18,234,413

NORWAY — (0.8%)
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	57,990
Kommunalbanken AS, Floating Rate Note,
(r)Ω SOFR + 1.000%, FRN, 6.353%, 06/17/26		4,000	4,052,531
(r)Ω SOFR + 0.400%, FRN, 5.751%, 03/03/28		9,500	9,496,975
Telenor ASA
2.625%, 12/06/24	EUR	500	529,497

TOTAL NORWAY			14,136,993

		Face Amount^ (000)	Value†
PORTUGAL — (0.1%)
EDP Finance BV
Ω 3.625%, 07/15/24		2,500	2,488,427

SPAIN — (1.0%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	5,000	$5,336,536
Banco Santander SA
2.746%, 05/28/25		2,000	1,936,613
# 1.849%, 03/25/26		1,000	927,946
Santander Holdings USA, Inc.
4.500%, 07/17/25		1,000	981,544
3.244%, 10/05/26		6,000	5,623,556
Telefonica Emisiones SA
4.103%, 03/08/27		3,339	3,212,437

TOTAL SPAIN			18,018,632

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.4%)
Asian Development Bank
0.800%, 11/06/25	AUD	10,650	6,520,606
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	17,500	10,523,902
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		2,000	2,010,380
European Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.190%, FRN, 5.544%, 04/14/26		378	377,769
(r) SOFR + 0.330%, FRN, 5.679%, 02/20/28		7,460	7,463,432
(r) SOFR + 0.300%, FRN, 5.649%, 02/16/29		12,000	11,939,079
Inter-American Development Bank, Floating Rate Note,
(r) SOFR + 0.170%, FRN, 5.523%, 09/16/26		11,600	11,578,308
(r) SOFR + 0.280%, FRN, 5.633%, 04/12/27		16,900	16,874,143

123

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CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r) SOFR + 0.350%, FRN, 5.705%, 10/04/27		4,000	$4,000,146
(r) SOFR + 0.350%, FRN, 5.705%, 10/05/28		3,000	2,997,752
(r) SOFR + 0.300%, FRN, 5.648%, 02/15/29		20,000	19,882,200
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	4,000	2,883,289
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.370%, FRN, 5.723%, 01/12/27		1,400	1,403,193
(r) SOFR + 0.280%, FRN, 5.629%, 02/23/27		9,600	9,607,296
(r) SOFR + 0.430%, FRN, 5.779%, 08/19/27		19,525	19,610,715
International Finance Corp.
1.375%, 09/13/24	CAD	259	185,613
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 03/16/26		23,700	23,732,475

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			151,590,298

SWEDEN — (1.2%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	1,500	1,552,617
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		6,000	6,093,906
Svenska Handelsbanken AB, Floating Rate Note,
Svenska Handelsbanken AB

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
SOFR + 0.910%, FRN, 6.263%,
(r)Ω 06/10/25		6,424	$6,456,838
(r)Ω SOFR + 1.250%, FRN, 6.604%, 06/15/26		5,585	5,666,541
Swedbank AB
0.250%, 10/09/24	EUR	1,200	1,260,381

TOTAL SWEDEN			21,030,283

SWITZERLAND — (0.7%)
UBS AG
0.010%, 03/31/26	EUR	4,410	4,386,285
UBS Group AG
# 4.125%, 09/24/25		3,000	2,926,446
4.125%, 04/15/26		5,000	4,841,291
1.250%, 09/01/26	EUR	580	583,639

TOTAL SWITZERLAND			12,737,661

UNITED KINGDOM — (1.7%)
Barclays PLC
4.375%, 01/12/26		11,400	11,117,262
BAT Capital Corp.
3.222%, 08/15/24		870	862,637
Diageo Finance PLC
0.500%, 06/19/24	EUR	174	184,825
1.750%, 09/23/24	EUR	1,200	1,269,725
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	855	890,092
Lloyds Bank PLC
1.250%, 01/13/25	EUR	800	838,548
Lloyds Banking Group PLC
4.450%, 05/08/25		5,000	4,929,962
3.750%, 01/11/27		1,070	1,019,897
Motability Operations Group PLC
0.875%, 03/14/25	EUR	2,000	2,081,080
Nationwide Building Society
1.500%, 10/13/26		1,000	907,919
NatWest Markets PLC
Ω 0.800%, 08/12/24		3,070	3,028,136
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		1,980	1,971,228
Unilever Capital Corp.
2.600%, 05/05/24		450	449,818

TOTAL UNITED KINGDOM			29,551,129

124

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (35.2%)
AES Corp.
1.375%, 01/15/26		3,000	$2,778,100
American Express Co., Floating Rate Note,
(r) SOFR + 0.930%, FRN, 6.282%, 03/04/25		829	835,177
(r) SOFR + 0.760%, FRN, 6.108%, 02/13/26		7,682	7,717,431
(r) SOFR + 0.650%, FRN, 5.998%, 11/04/26		9,290	9,314,411
American Honda Finance Corp.
1.950%, 10/18/24	EUR	440	465,048
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,079,154
American Tower Corp.
4.000%, 06/01/25		700	687,431
Amgen, Inc.
3.625%, 05/22/24		4,159	4,153,989
5.500%, 12/07/26	GBP	500	628,434
Aon Global Ltd.
3.500%, 06/14/24		320	319,200
Arizona Public Service Co.
3.350%, 06/15/24		1,000	994,877
Arrow Electronics, Inc.
3.250%, 09/08/24		6,073	6,016,501
AT&T, Inc.
2.850%, 05/25/24	CAD	1,500	1,087,771
Bank of America Corp.
2.375%, 06/19/24	EUR	500	532,423
Baxter International, Inc.
0.400%, 05/15/24	EUR	130	138,567
Boardwalk Pipelines LP
5.950%, 06/01/26		1,033	1,035,523
Booking Holdings, Inc.
# 3.650%, 03/15/25		1,375	1,351,932
BP Capital Markets PLC
0.900%, 07/03/24	EUR	2,500	2,653,813
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r) 5.838%, 02/20/26		6,500	6,522,999
Brown & Brown, Inc.
4.200%, 09/15/24		11,428	11,351,230
Camden Property Trust
3.500%, 09/15/24		3,244	3,212,433
Capital One Financial Corp.
3.300%, 10/30/24		1,500	1,481,942
3.200%, 02/05/25		1,900	1,862,765

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.250%, 04/30/25		1,500	$1,477,338
3.750%, 03/09/27		5,000	4,749,147
Caterpillar Financial Services Corp.
3.300%, 06/09/24		260	259,250
Caterpillar Financial Services Corp., Floating Rate Note,
(r) SOFR + 0.455%, FRN, 5.804%, 08/11/25		10,750	10,782,197
#(r) SOFR + 0.460%, FRN, 5.811%, 02/27/26		4,700	4,711,512
Celanese U.S. Holdings LLC
1.400%, 08/05/26		9,489	8,606,815
Cencora, Inc.
3.400%, 05/15/24		4,000	3,995,869
Charles Schwab Corp., Floating Rate Note,
#(r) SOFR + 0.520%, FRN, 5.868%, 05/13/26		12,867	12,853,018
(r) SOFR + 1.050%, FRN, 6.402%, 03/03/27		4,094	4,128,683
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	2,642	2,756,223
Citigroup, Inc.
1.750%, 01/28/25	EUR	500	525,335
CNA Financial Corp.
3.950%, 05/15/24		9,042	9,036,661
CNO Financial Group, Inc.
5.250%, 05/30/25		5,600	5,553,121
Conagra Brands, Inc.
4.300%, 05/01/24		1,433	1,433,000
Constellation Energy Generation LLC
3.250%, 06/01/25		9,272	9,030,863
Crown Castle, Inc.
3.200%, 09/01/24		4,000	3,963,975
2.900%, 03/15/27		8,000	7,413,377
Devon Energy Corp.
5.250%, 09/15/24		8,716	8,691,463
Discover Bank
3.450%, 07/27/26		910	859,894
Discover Financial Services
3.950%, 11/06/24		2,702	2,674,712
3.750%, 03/04/25		150	147,319
4.500%, 01/30/26		578	563,400

125

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Discovery Communications LLC
3.450%, 03/15/25		200	$195,454
Dominion Energy, Inc.
3.300%, 03/15/25		1,400	1,370,573
DXC Technology Co.
# 1.800%, 09/15/26		15,069	13,649,082
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		370	363,900
eBay, Inc.
3.450%, 08/01/24		210	208,759
Edison International
3.550%, 11/15/24		1,000	987,647
4.950%, 04/15/25		8,017	7,947,684
Elevance Health, Inc.
3.500%, 08/15/24		2,307	2,291,914
Energy Transfer LP
4.050%, 03/15/25		3,241	3,191,474
2.900%, 05/15/25		1,552	1,508,845
Equifax, Inc.
2.600%, 12/01/24		5,000	4,907,360
Equinix, Inc.
2.625%, 11/18/24		5,000	4,910,979
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		1,600	1,583,419
Evergy, Inc.
2.450%, 09/15/24		9,700	9,571,777
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	1,600	1,697,686
Fiserv, Inc.
2.750%, 07/01/24		5,586	5,556,540
Flex Ltd.
3.750%, 02/01/26		7,612	7,337,741
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	978,458
GATX Corp.
3.850%, 03/30/27		850	811,065
General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r) 5.914%, 05/05/26		1,400	1,403,272
General Motors Co.
6.125%, 10/01/25		2,200	2,207,400
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	275	339,901
2.750%, 06/20/25		6,220	6,007,736

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
General Motors Financial Co., Inc., Floating Rate Note,
(r) SOFR + 1.040%, FRN, 6.391%, 02/26/27		3,000	$2,999,421
(r) SOFR + 1.350%, FRN, 6.698%, 05/08/27		1,600	1,613,248
Global Payments, Inc.
1.500%, 11/15/24		781	763,394
2.650%, 02/15/25		2,500	2,438,328
2.150%, 01/15/27		5,000	4,577,726
Goldman Sachs Group, Inc.
3.375%, 03/27/25	EUR	5,750	6,110,078
3.750%, 05/22/25		7,300	7,156,798
Hess Corp.
3.500%, 07/15/24		3,200	3,183,387
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		1,700	1,700,490
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	910	950,176
HP, Inc.
2.200%, 06/17/25		1,069	1,027,440
Interstate Power & Light Co.
# 3.250%, 12/01/24		60	59,190
J M Smucker Co.
3.500%, 03/15/25		1,000	981,486
Jabil, Inc.
4.250%, 05/15/27		5,000	4,793,148
Jefferies Financial Group, Inc.
6.450%, 06/08/27		5,000	5,088,896
John Deere Capital Corp., Floating Rate Note,
(r) SOFR + 0.570%, FRN, 5.920%, 03/03/26		600	602,893
(r) SOFR + 0.440%, FRN, 5.792%, 03/06/26		3,700	3,710,233
(r) SOFR + 0.790%, FRN, 6.143%, 06/08/26		9,784	9,874,103
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	5,500	3,961,886
JPMorgan Chase & Co.
1.500%, 01/27/25	EUR	1,000	1,049,660

126

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CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
JPMorgan Chase Bank
NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 12/08/26	27,240	$27,583,943
KeysightTechnologies, Inc.
4.550%, 10/30/24	2,900	2,887,054
Kinder Morgan Energy Kinder Morgan Energy Partners LP
4.300%, 05/01/24	2,680	2,680,000
Lazard Group LLC
3.625%, 03/01/27	6,000	5,680,051
Legg Mason, Inc.
4.750%, 03/15/26	7,000	6,914,744
Lennar Corp.
4.750%, 05/30/25	3,900	3,855,660
Marathon Petroleum Corp.
3.625%, 09/15/24	5,528	5,479,926
4.700%, 05/01/25	2,970	2,939,895
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	3,050	3,043,456
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.520%, 10/30/26	300	304,318
MPLXLP
4.875%, 12/01/24	1,330	1,321,478
1.750%, 03/01/26	2,558	2,383,676
National Rural Utilities Cooperative Finance Corp., Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.684%, 10/18/24	2,011	2,012,129
(r) SOFR + 0.700%, FRN, 6.047%, 05/07/25	14,302	14,363,734
(r) SOFR + 0.800%, FRN, 6.148%, 02/05/27	300	301,291
NetApp, Inc.
3.300%, 09/29/24	1,928	1,907,635
NextEra Energy Capital Holdings, Inc.
4.200%, 06/20/24	1,000	997,731
4.255%, 09/01/24	1,310	1,302,667
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.115%, 01/29/26	2,580	2,586,306

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NNN REIT, Inc.
3.900%, 06/15/24		612	$610,438
Nucor Corp.
2.000%, 06/01/25		1,300	1,252,570
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,000	1,981,340
ONEOK, Inc.
2.750%, 09/01/24		985	974,561
Oracle Corp.
3.400%, 07/08/24		1,100	1,094,763
2.500%, 04/01/25		5,200	5,048,096
Ovintiv, Inc.
5.375%, 01/01/26		3,484	3,455,246
Parker-Hannifin Corp.
3.650%, 06/15/24		2,362	2,354,562
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.000%, 07/15/25		341	333,214
Ω 1.200%, 11/15/25		4,000	3,723,331
Ω 4.450%, 01/29/26		1,572	1,535,186
PepsiCo, Inc.
2.150%, 05/06/24	CAD	1,700	1,234,400
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.748%, 02/13/26		440	440,766
Philip Morris International, Inc.
2.875%, 05/01/24		12,221	12,221,000
2.750%, 03/19/25	EUR	636	672,047
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		13,579	13,427,858
PNC Financial Services Group, Inc.
2.200%, 11/01/24		358	351,949
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	828	785,300
Public Service Enterprise Group, Inc.
2.875%, 06/15/24		5,910	5,888,349
Public Storage Operating Co., Floating Rate Note,
(r) SOFR + 0.600%, FRN, 5.955%, 07/25/25		600	602,196
(r) SOFR + 0.700%, FRN, 6.054%, 04/16/27		5,000	5,017,325
PVH Corp.
4.625%, 07/10/25		4,003	3,932,506
Realty Income Corp.
3.875%, 07/15/24		3,400	3,388,165

127

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
1.875%, 01/14/27	GBP	1,700	$1,925,243
3.200%, 01/15/27		10,000	9,397,760
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26		3,600	3,623,026
Ross Stores, Inc.
3.375%, 09/15/24		2,000	1,979,814
4.600%, 04/15/25		1,000	989,882
Royalty Pharma PLC
1.200%, 09/02/25		5,372	5,058,941
Ryder System, Inc.
2.500%, 09/01/24		5,081	5,022,949
4.625%, 06/01/25		1,000	986,570
4.300%, 06/15/27		2,140	2,060,775
Santander Holdings USA, Inc.
3.500%, 06/07/24		1,550	1,549,415
Schlumberger Finance BV
Δ 0.000%, 10/15/24	EUR	1,080	1,132,579
Sherwin-Williams Co.
3.125%, 06/01/24		3,300	3,291,731
Simon Property Group LP
2.000%, 09/13/24		1,230	1,213,754
Southwest Airlines Co.
5.250%, 05/04/25		8,152	8,105,468
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r) 6.193%, 08/03/26		5,500	5,541,207
ThermoFisher Scientific, Inc.
0.750%, 09/12/24	EUR	1,000	1,054,819
0.125%, 03/01/25	EUR	3,000	3,107,154
Timken Co.
3.875%, 09/01/24		986	979,132
Truist Bank
1.500%, 03/10/25		280	270,192
4.050%, 11/03/25		5,000	4,895,404
Truist Financial Corp.
2.500%, 08/01/24		6,417	6,363,647
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	7,000	5,031,417
U.S. Bancorp
0.850%, 06/07/24	EUR	1,500	1,595,198
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	10,050	7,288,796
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	17,165,707
Ventas Realty LP
3.750%, 05/01/24		7,768	7,768,000
2.650%, 01/15/25		800	781,647
3.500%, 02/01/25		3,000	2,945,635

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.125%, 01/15/26		2,000	$1,940,935
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	982,278
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		2,092	2,107,083
VF Corp.
2.400%, 04/23/25		2,203	2,125,012
VMware LLC
1.400%, 08/15/26		1,760	1,600,507
Wells Fargo & Co.
1.625%, 06/02/25	EUR	4,000	4,161,715
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.407%, 08/07/26		500	505,614
Western Union Co.
1.350%, 03/15/26		11,347	10,436,562
Williams Cos., Inc.
4.550%, 06/24/24		11,500	11,476,944
3.900%, 01/15/25		2,277	2,246,755
Willis North America, Inc.
3.600%, 05/15/24		6,830	6,823,989
WRKCo, Inc.
3.000%, 09/15/24		5,150	5,094,087

TOTAL UNITED STATES			632,603,175

TOTAL BONDS			1,410,394,080

U.S. TREASURY OBLIGATIONS — (9.6%)
U.S. Treasury Inflation-Indexed Bonds
2.375%, 01/15/25		9,876	9,860,071
U.S. Treasury Inflation-Indexed Notes
0.250%, 01/15/25		6,550	6,439,529
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN,5.491%, 10/31/25		33,000	33,038,194
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26		32,000	32,070,293
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.521%, 01/31/25		19,500	19,522,386

128

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CONTINUED

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	59,000	$59,062,227
(r) 3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	12,000	12,005,246

TOTAL U.S. TREASURY OBLIGATIONS		171,997,946

COMMERCIAL PAPER — (11.1%)
AUSTRALIA — (0.1%)
Telstra Group Ltd.
Ω 5.675%, 05/01/24	1,500	1,499,777

CANADA — (1.8%)
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	5,175	5,147,574
CDP Financial, Inc.
Ω 5.830%, 05/16/24	12,000	11,971,585
PSP Capital, Inc.
Ω 5.731%, 05/13/24	3,000	2,994,239
Rogers Communications, Inc.
Ω 5.799%, 05/02/24	6,000	5,998,192
Ω 5.821%, 05/02/24	6,000	5,998,192

TOTAL CANADA		32,109,782

FRANCE — (0.8%)
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.526%, 08/14/24	6,000	5,905,849
Ω 5.526%, 08/14/24	2,000	1,968,616
Sanofi SA
Ω 5.469%, 07/10/24	7,000	6,926,177

TOTAL FRANCE		14,800,642

GERMANY — (0.8%)
BASF SE
Ω 5.582%, 07/08/24	2,150	2,127,624
Ω 5.614%, 07/30/24	13,000	12,821,586

TOTAL GERMANY		14,949,210

NETHERLANDS — (0.3%)
Cooperatieve Rabobank UA
5.618%, 06/04/24	5,000	4,974,343

SINGAPORE — (0.2%)
DBS Bank Ltd.
Ω 5.456%, 05/28/24	4,000	3,983,392

	Face Amount^ (000)	Value†
UNITED KINGDOM — (1.0%)
BP Capital Markets PLC
Ω 5.565%, 06/24/24	11,000	$10,908,662
HSBC USA, Inc.
Ω 6.014%, 06/07/24	3,250	3,231,312
Ω 6.031%, 06/24/24	3,000	2,974,845

TOTAL UNITED KINGDOM		17,114,819

UNITED STATES — (6.1%)
American Electric Power Co., Inc.
Ω 5.741%, 06/12/24	10,000	9,933,366
Canadian National Railway Co.
Ω 5.561%, 07/08/24	1,500	1,484,331
Ω 5.619%, 08/14/24	2,000	1,968,330
Ω 5.607%, 08/27/24	8,000	7,858,469
Cisco Systems, Inc.
Ω 5.483%, 06/05/24	10,000	9,946,030
Ω 5.469%, 06/06/24	7,000	6,961,171
Ω 5.476%, 06/11/24	10,000	9,937,030
Consolidated Edison Co. of New York, Inc.
Ω 5.582%, 05/03/24	1,000	999,548
Dominion Energy, Inc.
Ω 5.694%, 05/02/24	1,000	999,700
EIDP, Inc.
Ω 5.595%, 06/13/24	8,000	7,945,610
Ω 5.689%, 06/28/24	1,000	991,346
Ω 5.689%, 07/26/24	2,000	1,972,930
Ω 5.632%, 08/13/24	3,000	2,952,942
Ω 5.622%, 09/03/24	3,000	2,942,523
Entergy Corp.
Ω 5.706%, 06/13/24	3,500	3,476,133
HSBC USA, Inc.
Ω 5.626%, 07/03/24	5,000	4,951,022
NextEra Energy Capital Holdings, Inc.
Ω 5.693%, 05/10/24	12,000	11,981,818
Verizon Communications, Inc.
Ω 5.650%, 06/18/24	10,000	9,924,014
Walt Disney Co.
Ω 5.886%, 05/01/24	12,250	12,248,172
Ω 5.558%, 06/28/24	1,000	990,977

TOTAL UNITED STATES		110,465,462

TOTAL COMMERCIAL PAPER (Cost $199,925,249)		199,897,427

129

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CONTINUED

		Face Amount^ (000)	Value†
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
CANADA — (0.1%)
Canada Treasury Bills
∞ 4.921%, 05/23/24	CAD	1,600	$1,158,639

TOTAL INVESTMENT SECURITIES (Cost $1,801,958,807)			1,783,448,092

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	1,073,123	$12,413,885

TOTAL INVESTMENTS — (100.0%) (Cost $1,814,372,763)		$1,795,861,977

As of April 30, 2024, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,185,664	AUD	6,434,087	Citibank, N.A.	05/07/24	$17,036
USD	16,153,972	AUD	24,447,264	Societe Generale	05/07/24	314,657
USD	35,925,026	CAD	48,826,076	Barclays Capital	05/09/24	453,162
USD	7,171,453	NOK	76,521,843	Morgan Stanley and Co. International	05/10/24	281,612
USD	18,722,146	NZD	30,926,374	Morgan Stanley and Co. International	05/10/24	498,878
USD	1,966,305	GBP	1,548,289	Citibank, N.A.	05/13/24	31,538
USD	62,194,318	EUR	57,891,600	State Street Bank and Trust	05/13/24	388,106
USD	13,832,667	AUD	21,316,329	Societe Generale	05/16/24	18,112
USD	10,412,483	GBP	8,318,192	Morgan Stanley and Co. International	05/28/24	17,122
USD	52,871,481	EUR	48,611,772	HSBC Bank	07/03/24	859,629
EUR	33,388,045	USD	35,694,611	Royal Bank of Scotland	07/03/24	28,712
USD	45,019,196	EUR	41,810,674	Morgan Stanley and Co. International	07/10/24	269,678
EUR	7,991,912	USD	8,545,801	Morgan Stanley and Co. International	07/11/24	8,252
USD	39,099,428	CAD	53,751,067	Citibank, N.A.	07/18/24	3,696
USD	38,608,617	CAD	52,904,897	Citibank, N.A.	07/19/24	127,649

Total Appreciation						$3,317,839

NOK	76,521,843	USD	7,071,841	Morgan Stanley and Co. International	05/10/24	$(182,001)
EUR	4,683,000	USD	5,120,926	Australia and New Zealand Bank	05/13/24	(121,263)
EUR	2,748,240	USD	2,960,802	Citibank, N.A.	05/13/24	(26,727)
EUR	3,129,631	USD	3,402,424	Morgan Stanley and Co. International	05/13/24	(61,168)
EUR	5,935,135	USD	6,461,675	State Street Bank and Trust	05/13/24	(125,208)
USD	5,994,684	AUD	9,259,006	Societe Generale	05/16/24	(5,835)
EUR	2,014,135	USD	2,160,565	Morgan Stanley and Co. International	07/10/24	(4,858)
USD	50,768,827	EUR	47,471,624	Morgan Stanley and Co. International	07/11/24	(41,890)

Total (Depreciation)						$(568,950)

Total Appreciation (Depreciation)						$2,748,889

130

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CONTINUED

As of April 30, 2024, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD 26,000,000	01/14/25	—	—	$1,031,851	$1,031,851
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD 18,000,000	01/25/25	—	—	764,195	764,195
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD 21,000,000	10/08/24	—	—	1,391,562	1,391,562
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD 20,000,000	08/04/24	—	—	1,560,855	1,560,855
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD 44,000,000	09/03/24	—	—	3,218,100	3,218,100
Bank of America Corp.	2.765%	Fixed	CPI	Maturity	USD 22,000,000	12/05/24	—	—	222,053	222,053
Bank of America Corp.	2.681%	Fixed	CPI	Maturity	USD 52,000,000	10/17/24	—	—	279,292	279,292
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD 63,000,000	10/23/24	—	—	315,071	315,071
Bank of America Corp.	2.629%	Fixed	CPI	Maturity	USD 36,000,000	09/27/24	—	—	273,030	273,030
Bank of America Corp.	2.574%	Fixed	CPI	Maturity	USD 64,000,000	09/28/24	—	—	524,107	524,107
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD 43,000,000	03/16/26	—	—	4,411,295	4,411,295
Bank of America Corp.	2.464%	Fixed	CPI	Maturity	USD 36,000,000	02/28/25	—	—	206,766	206,766
Bank of America Corp.	2.405%	Fixed	CPI	Maturity	USD 27,000,000	08/23/24	—	—	283,310	283,310
Bank of America Corp.	2.384%	Fixed	CPI	Maturity	USD 37,000,000	07/27/24	—	—	397,995	397,995
Bank of America Corp.	2.052%	Fixed	CPI	Maturity	USD 64,000,000	05/17/24	—	—	809,977	809,977
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD 38,000,000	06/24/24	—	—	6,289,907	6,289,907
Citibank, N.A	3.859%	Fixed	CPI	Maturity	USD 39,000,000	03/09/25	—	—	467,884	467,884
Citibank, N.A	3.774%	Fixed	CPI	Maturity	USD 22,000,000	03/04/25	—	—	338,065	338,065
Citibank, N.A	3.125%	Fixed	CPI	Maturity	USD 42,000,000	01/31/25	—	—	1,663,589	1,663,589
Citibank, N.A	2.642%	Fixed	CPI	Maturity	USD 55,000,000	03/20/25	—	—	167,780	167,780
Citibank, N.A	2.563%	Fixed	CPI	Maturity	USD 52,000,000	10/04/24	—	—	407,900	407,900
Citibank, N.A	2.470%	Fixed	CPI	Maturity	USD 59,000,000	06/26/24	—	—	552,244	552,244
Citibank, N.A	2.414%	Fixed	CPI	Maturity	USD 37,000,000	11/03/24	—	—	235,088	235,088
Citibank, N.A	2.335%	Fixed	CPI	Maturity	USD 40,000,000	05/24/24	—	—	422,266	422,266
Citibank, N.A	2.198%	Fixed	CPI	Maturity	USD 54,000,000	11/21/24	—	—	402,634	402,634
Citibank, N.A	2.064%	Fixed	CPI	Maturity	USD 63,000,000	12/13/24	—	—	510,926	510,926
Citibank, N.A	2.054%	Fixed	CPI	Maturity	USD 20,000,000	02/05/25	—	—	181,977	181,977
Citibank, N.A	1.303%	Fixed	CPI	Maturity	USD 25,000,000	06/22/25	—	—	4,293,374	4,293,374
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD 30,000,000	11/01/24	—	—	1,549,513	1,549,513
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD 25,000,000	11/29/25	—	—	980,538	980,538
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD 20,000,000	01/05/25	—	—	809,648	809,648
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD 43,000,000	11/08/24	—	—	2,291,943	2,291,943
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD 20,000,000	12/01/25	—	—	858,147	858,147
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD 22,000,000	11/16/25	—	—	176,153	176,153
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD 32,000,000	09/24/25	—	—	2,151,354	2,151,354
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD 45,000,000	03/08/26	—	—	4,798,049	4,798,049
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD 20,000,000	03/05/26	—	—	2,134,592	2,134,592

131

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	$4,687,019	$4,687,019
Deutsche Bank AG	2.120%	Fixed	CPI	Maturity	USD	50,000,000	01/22/25	—	—	401,111	401,111
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,286,664	3,286,664
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	5,504,638	5,504,638
Morgan Stanley and Co. International	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	24,420	24,420
Morgan Stanley and Co. International	2.530%	Fixed	CPI	Maturity	USD	5,000,000	03/13/25	—	—	22,748	22,748
Morgan Stanley and Co. International	2.440%	Fixed	CPI	Maturity	USD	42,000,000	11/01/24	—	—	259,438	259,438
Morgan Stanley and Co. International	2.410%	Fixed	CPI	Maturity	USD	35,000,000	06/12/24	—	—	361,482	361,482
Morgan Stanley and Co. International	2.390%	Fixed	CPI	Maturity	USD	58,000,000	06/06/24	—	—	619,895	619,895
Morgan Stanley and Co. International	2.275%	Fixed	CPI	Maturity	USD	37,000,000	11/22/24	—	—	246,065	246,065
Morgan Stanley and Co. International	2.198%	Fixed	CPI	Maturity	USD	22,000,000	07/17/24	—	—	267,650	267,650

Total Appreciation										$63,054,160	$63,054,160
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(32,117)	(32,117)

Total (Depreciation)										$(32,117)	$(32,117)

Total Appreciation (Depreciation)										$63,022,043	$63,022,043

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$69,169,406	—	$69,169,406
Austria	—	1,665,260	—	1,665,260
Belgium	—	12,645,398	—	12,645,398
Canada	—	128,508,454	—	128,508,454
Denmark	—	2,579,989	—	2,579,989
Finland	—	6,142,598	—	6,142,598
France	—	72,760,893	—	72,760,893
Germany	—	73,082,530	—	73,082,530
Ireland	—	15,856,433	—	15,856,433
Italy	—	9,734,918	—	9,734,918
Japan	—	86,764,319	—	86,764,319
Netherlands	—	31,092,871	—	31,092,871

132

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$18,234,413	—	$18,234,413
Norway	—	14,136,993	—	14,136,993
Portugal	—	2,488,427	—	2,488,427
Spain	—	18,018,632	—	18,018,632
Supranational Organization Obligations	—	151,590,298	—	151,590,298
Sweden	—	21,030,283	—	21,030,283
Switzerland	—	12,737,661	—	12,737,661
United Kingdom	—	29,551,129	—	29,551,129
United States	—	632,603,175	—	632,603,175
U.S. Treasury Obligations	—	171,997,946	—	171,997,946
Commercial Paper	—	199,897,427	—	199,897,427
Foreign Sovereign Obligations	—	1,158,639	—	1,158,639
Securities Lending Collateral	—	12,413,885	—	12,413,885

Total Investments in Securities	—	$1,795,861,977	—	$1,795,861,977

Financial Instruments
Assets
Forward Currency Contracts**	—	3,317,839	—	3,317,839
Swap Agreements**	—	63,054,160	—	63,054,160
Liabilities
Forward Currency Contracts**	—	(568,950)	—	(568,950)
Swap Agreements**	—	(32,117)	—	(32,117)

Total Financial Instruments	—	$65,770,932	—	$65,770,932

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

133

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SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (8.8%)
Government National Mortgage Association, TBA
3.500%, 03/20/52 TBA		3,851	$3,391,899
4.000%, 05/20/54 TBA		642	581,730
Uniform Mortgage-Backed Security, TBA
1.500%, 05/01/54 TBA		4,747	3,400,824
2.000%, 05/01/54 TBA		3,947	2,978,788
2.500%, 05/01/54 TBA		9,120	7,214,430
6.000%, 05/01/54 TBA		2,884	2,857,188
6.500%, 05/01/54 TBA		3,992	4,022,104

TOTAL AGENCY OBLIGATIONS			24,446,963

BONDS — (82.3%)

AUSTRALIA — (6.1%)
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	1,500	1,378,473
BNZ International Funding Ltd.
0.375%, 09/14/24	EUR	196	206,391
FMG Resources August 2006 Pty. Ltd.
Ω 4.500%, 09/15/27		1,150	1,084,556
Ω 4.375%, 04/01/31		200	176,089
Glencore Funding LLC
Ω 2.850%, 04/27/31		500	414,557
New South Wales TreasuryCorp.
2.000%, 03/20/31	AUD	900	487,149
1.500%, 02/20/32	AUD	5,860	2,953,588
4.250%, 02/20/36	AUD	1,600	936,842
3.500%, 11/20/37	AUD	2,000	1,056,814
Queensland Treasury Corp.
1.500%, 08/20/32	AUD	1,700	842,685
Rio Tinto Alcan, Inc.
5.750%, 06/01/35		1,000	1,011,914
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	1,200	613,013
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	900	549,598
2.250%, 09/15/33	AUD	2,100	1,066,016
2.250%, 11/20/34	AUD	3,690	1,802,511
2.000%, 09/17/35	AUD	2,100	969,702

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
4.750%, 09/15/36	AUD	2,050	$1,244,378

TOTAL AUSTRALIA			16,794,276

BELGIUM — (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40		1,000	863,027

CANADA — (3.6%)
Bank of Montreal
2.500%, 06/28/24		69	68,651
Bank of Nova Scotia
2.450%, 02/02/32		195	156,624
Brookfield Finance, Inc.
4.850%, 03/29/29		600	582,657
Canada Government Bonds
2.750%, 08/01/24	CAD	2,100	1,517,098
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	2,000	1,448,589
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	429,386
CI Financial Corp.
3.200%, 12/17/30		1,500	1,194,160
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	467,083
Ontario Teachers’ Finance Trust
1.850%, 05/03/32	EUR	800	758,662
Royal Bank of Canada
1.375%, 12/09/24	GBP	400	488,544
2.125%, 04/26/29	EUR	500	496,581
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	880	849,823
3.129%, 08/03/32	EUR	500	510,106
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,200	1,089,629

TOTAL CANADA			10,057,593

DENMARK — (0.2%)
DSV Finance BV
1.375%, 03/16/30	EUR	700	659,153

134

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CONTINUED

		Face Amount^ (000)	Value†
FINLAND — (0.3%)
Nokia OYJ
4.375%, 06/12/27		900	861,420

FRANCE — (4.0%)
Banque Federative du Credit Mutuel SA
1.250%, 06/03/30	EUR	1,300	$1,186,740
0.625%, 02/21/31	EUR	600	516,117
1.125%, 01/19/32	EUR	400	349,621
BNP Paribas SA
1.375%, 05/28/29	EUR	500	473,185
1.250%, 07/13/31	GBP	400	376,702
BPCE SA
Ω 2.700%, 10/01/29		1,500	1,300,716
0.250%, 01/14/31	EUR	1,200	1,025,109
Electricite de France SA
6.125%, 06/02/34	GBP	300	379,848
JCDecaux SE
1.625%, 02/07/30	EUR	1,200	1,106,402
La Poste SA
1.375%, 04/21/32	EUR	1,100	997,570
Societe Generale SA
0.750%, 01/25/27	EUR	500	489,450
0.875%, 09/24/29	EUR	1,000	905,253
Vinci SA
2.750%, 09/15/34	GBP	700	712,795
WEA Finance LLC
Ω 3.500%, 06/15/29		1,400	1,222,138

TOTAL FRANCE			11,041,646

GERMANY — (2.7%)
BASF SE
3.750%, 06/29/32	EUR	500	533,579
Deutsche Bank AG
1.750%, 01/17/28	EUR	400	394,560
Deutsche Telekom AG
3.125%, 02/06/34	GBP	320	339,828
E.ON International Finance BV
6.375%, 06/07/32	GBP	250	330,975
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		750	581,868
Kreditanstalt fuer Wiederaufbau
1.375%, 12/09/24	GBP	1,500	1,833,626
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.375%, 12/09/24	GBP	522	634,013

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41		500	$359,302
Volkswagen Financial Services AG
0.375%, 02/12/30	EUR	900	788,368
Wintershall Dea Finance BV
1.332%, 09/25/28	EUR	1,000	938,449
1.823%, 09/25/31	EUR	1,000	882,442

TOTAL GERMANY			7,617,010

HONG KONG — (0.3%)
Prudential Funding Asia PLC
3.625%, 03/24/32		1,000	876,820

ITALY — (1.2%)
Eni SpA
0.625%, 01/23/30	EUR	1,000	903,643
Holding d’Infrastructures de Transport SASU
1.625%, 09/18/29	EUR	1,100	1,039,652
Intesa Sanpaolo SpA
2.500%, 01/15/30	GBP	400	417,780
UniCredit SpA
1.625%, 01/18/32	EUR	1,000	904,672

TOTAL ITALY			3,265,747

JAPAN — (10.8%)
Aircastle Ltd.
Ω 2.850%, 01/26/28		400	356,393
Japan Government Ten Year Bonds
0.100%, 06/20/27	JPY	201,000	1,266,065
0.200%, 03/20/32	JPY	300,000	1,830,454
0.200%, 09/20/32	JPY	420,000	2,546,684
0.500%, 12/20/32	JPY	330,000	2,047,312
0.400%, 06/20/33	JPY	350,000	2,141,277
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	120,000	869,579
Japan Government Twenty Year Bonds
1.500%, 03/20/34	JPY	261,000	1,753,002
1.400%, 09/20/34	JPY	350,000	2,324,449
1.200%, 09/20/35	JPY	394,000	2,550,414
0.400%, 03/20/36	JPY	370,000	2,176,317
0.600%, 09/20/37	JPY	20,000	117,664
0.500%, 12/20/41	JPY	207,600	1,109,613
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		1,000	895,795

135

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CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
3.556%,06/15/32	EUR	1,480	$1,580,447
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	1,700	1,528,549
0.693%,10/07/30	EUR	600	527,315
2.096%, 04/08/32	EUR	400	377,573
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		1,250	1,136,936
Nomura Holdings, Inc.
2.172%, 07/14/28		300	259,969
2.608%, 07/14/31		1,000	807,613
Sumitomo Mitsui Financial Group, Inc.
2.724%, 09/27/29		1,000	869,798
2.222%, 09/17/31		1,000	794,473

TOTAL JAPAN			29,867,691

LUXEMBOURG — (0.3%)
ArcelorMittal SA
4.250%, 07/16/29		940	883,019

NETHERLANDS — (1.7%)
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		600	595,849
ING Groep NV
3.000%, 02/18/26	GBP	300	359,376
Nederlandse Waterschapsbank NV
4.500%, 06/18/25	GBP	400	495,879
Shell International Finance BV
4.550%, 08/12/43		2,500	2,183,445
TenneT Holding BV
2.375%, 05/17/33	EUR	1,000	998,202

TOTAL NETHERLANDS			4,632,751

NORWAY — (0.5%)
Aker BP ASA
Ω 4.000%, 01/15/31		300	267,387
Kommunalbanken AS
1.000%, 12/12/24	GBP	900	1,096,777

TOTAL NORWAY			1,364,164

SPAIN — (0.3%)
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	900	882,732

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.1%)
Inter-American Development Bank
1.375%, 12/15/24	GBP	1,050	1,282,174

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
1.100%, 11/18/30	AUD	1,000	$511,006
International Finance Corp.
1.500%, 04/15/35	AUD	2,500	1,121,160

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,914,340

SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
0.625%, 11/12/29	EUR	200	181,647
Svenska Handelsbanken AB
1.375%, 02/23/29	EUR	140	134,880

TOTAL SWEDEN			316,527

SWITZERLAND — (0.8%)
UBS Group AG
0.875%, 11/03/31	EUR	2,270	1,938,826
0.625%, 02/24/33	EUR	200	159,656

TOTAL SWITZERLAND			2,098,482

UNITED KINGDOM — (3.9%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		200	158,776
Ω 5.500%, 08/11/32		1,000	958,817
Barclays PLC
3.250%, 01/17/33	GBP	600	618,521
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	437,697
2.250%, 01/16/30	EUR	500	481,833
British Telecommunications PLC
3.125%, 11/21/31	GBP	560	601,783
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	500	520,522
Lloyds Banking Group PLC
4.550%, 08/16/28		300	286,796
London Stock Exchange Group PLC
1.750%, 09/19/29	EUR	1,200	1,165,012
National Gas Transmission PLC
1.125%, 01/14/33	GBP	656	569,434

136

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CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
National Grid Electricity Distribution West Midlands PLC
5.750%, 04/16/32	GBP	300	$378,195
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	1,250	1,163,950
U.K. Gilts
1.125%, 01/31/39	GBP	4,000	3,142,369
Vodafone Group PLC
6.150%, 02/27/37		200	204,183

TOTAL UNITED KINGDOM			10,687,888

UNITED STATES — (44.1%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		300	235,391
Abbott Laboratories
5.300%, 05/27/40		2,975	2,935,633
4.750%, 04/15/43		700	641,752
AbbVie, Inc.
4.050%, 11/21/39		1,000	847,236
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		150	133,919
3.500%, 03/15/32		270	225,351
AECOM
5.125%, 03/15/27		750	728,629
Allstate Corp.
5.950%, 04/01/36		1,400	1,432,909
Ally Financial, Inc.
8.000%, 11/01/31		300	324,801
Altria Group, Inc.
3.400%, 05/06/30		200	177,446
Amazon.com, Inc.
2.875%, 05/12/41		1,200	864,249
American Assets Trust LP
3.375%, 02/01/31		1,000	798,895
American Tower Corp.
1.000%, 01/15/32	EUR	500	424,902
Ares Capital Corp.
3.200%, 11/15/31		800	653,593
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	940,416
Ashland, Inc.
Ω 3.375%,		400	331,775
Assurant, Inc.
# 2.650%, 01/15/32		1,000	799,876
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		1,000	849,852
AT&T, Inc.
3.500%, 06/01/41		1,400	1,038,099

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
AutoNation, Inc.
2.400%, 08/01/31		1,500	$1,176,149
3.850%, 03/01/32		500	432,383
Bank of America Corp.
# 5.875%, 02/07/42		1,350	1,380,451
Bath & Body Works, Inc.
5.250%, 02/01/28		600	577,029
Berkshire Hathaway Finance Corp.
2.375%, 06/19/39	GBP	600	518,375
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	410,000	2,408,685
0.472%, 01/23/32	JPY	200,000	1,163,088
1.585%, 04/16/40	JPY	100,000	582,008
Black Hills Corp.
2.500%, 06/15/30		800	654,696
Block, Inc.
3.500%, 06/01/31		1,500	1,267,131
Boardwalk Pipelines LP
3.600%, 09/01/32		100	84,423
Boeing Co.
3.200%, 03/01/29		200	174,827
BP Capital Markets PLC
1.231%, 05/08/31	EUR	2,300	2,078,194
2.822%, 04/07/32	EUR	300	300,043
Brixmor Operating Partnership LP
4.050%, 07/01/30		300	271,614
Broadcom, Inc.
Ω 2.600%, 02/15/33		1,000	788,243
Ω 3.187%, 11/15/36		150	115,019
Broadstone Net Lease LLC
2.600%, 09/15/31		1,504	1,168,138
Brown & Brown, Inc.
2.375%, 03/15/31		1,000	806,161
Capital One Financial Corp.
1.650%, 06/12/29	EUR	373	349,491
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	1,000	917,562
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	1,000	924,196
1.400%, 06/15/31	EUR	700	643,069
Cigna Group
4.800%, 08/15/38		800	716,156
Cincinnati Financial Corp.
6.125%, 11/01/34		721	745,604
Cisco Systems, Inc.
5.900%, 02/15/39		1,000	1,039,881
5.500%, 01/15/40		1,000	995,940
Conagra Brands, Inc.
5.300%, 11/01/38		200	183,189

137

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
ConocoPhillips
6.500%, 02/01/39		300	$325,737
Consolidated Edison Co. of New York, Inc.
5.700%, 06/15/40		475	461,628
Continental Resources, Inc.
4.375%, 01/15/28		1,000	953,397
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	610,286
Crown Castle, Inc.
3.800%, 02/15/28		600	559,683
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	561,134
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		500	412,488
Digital Dutch Finco BV
1.000%, 01/15/32	EUR	1,000	837,168
Discover Bank
4.650%, 09/13/28		200	189,563
Dow Chemical Co.
1.125%, 03/15/32	EUR	267	233,636
DPL, Inc.
4.350%, 04/15/29		1,500	1,352,383
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32		1,000	793,441
DXC Technology Co.
2.375%, 09/15/28		400	341,177
Edison International
4.125%, 03/15/28		650	611,516
Elevance Health, Inc.
4.625%, 05/15/42		500	432,526
Energy Transfer LP
3.750%, 05/15/30		350	315,741
EnerSys
Ω 4.375%, 12/15/27		1,000	935,238
EPR Properties
4.950%, 04/15/28		500	469,899
3.750%, 08/15/29		1,200	1,041,842
Equinix, Inc.
2.150%, 07/15/30		300	244,499
Expedia Group, Inc.
# 3.250%, 02/15/30		650	573,368
Experian Finance PLC
Ω 2.750%, 03/08/30		602	516,958
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	500	530,527
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		500	429,799
Flowserve Corp.
2.800%, 01/15/32		2,000	1,605,663

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Fluor Corp.Fluor Corp.
4.250%, 09/15/28	600	$559,686
Ford Motor Credit Co. LLC
4.134%, 08/04/25	350	341,359
2.900%, 02/16/28	250	222,399
Fox Corp.
4.709%, 01/25/29	300	290,077
GATX Corp.
4.700%, 04/01/29	200	192,577
3.500%, 06/01/32	500	424,161
General Motors Financial Co., Inc.
5.650%, 01/17/29	600	594,318
Gilead Sciences, Inc.
5.650%, 12/01/41	1,000	980,470
Global Payments, Inc.
3.200%, 08/15/29	250	220,579
GLP Capital LP/GLP Financing II, Inc.
5.750%, 06/01/28	200	197,556
4.000%, 01/15/30	200	179,108
Goldman Sachs Group, Inc.
6.250%, 02/01/41	200	208,866
Graphic Packaging International LLC
Ω 4.750%, 07/15/27	500	477,806
HAT Holdings I LLC/HAT Holdings II LLC
Ω 3.750%, 09/15/30	600	497,818
HCA, Inc.
7.500%, 11/06/33	117	127,524
Hess Corp.
5.600%, 02/15/41	500	486,443
Home Depot, Inc.
5.400%, 09/15/40	1,000	976,298
Howmet Aerospace, Inc.
6.875%, 05/01/25	10	10,075
3.000%, 01/15/29	500	443,442
HP, Inc.
2.650%, 06/17/31	200	164,797
Humana, Inc.
3.125%, 08/15/29	150	133,374
Huntsman International LLC
2.950%, 06/15/31	1,000	809,814
Hyatt Hotels Corp.
4.375%, 09/15/28	1,000	952,307
Indiana Michigan Power Co.
6.050%, 03/15/37	500	502,684
Intel Corp.
4.600%, 03/25/40	800	707,170

138

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued) 5.625%, 02/10/43		700	$680,377
International Business Machines Corp.
1.250%, 02/09/34	EUR	1,000	861,615
Interstate Power & Light Co.
5.700%, 10/15/33		1,595	1,586,708
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	692,384
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	819,232
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	737,449
Jefferies Financial Group, Inc.
2.625%, 10/15/31		300	238,411
JPMorgan Chase & Co.
6.400%, 05/15/38		500	539,989
5.500%, 10/15/40		500	492,655
5.400%, 01/06/42		500	486,797
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	944,779
KB Home
4.000%, 06/15/31		1,500	1,302,710
Kemper Corp.
3.800%, 02/23/32		1,000	824,217
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,169,529
Kimco Realty OP LLC
1.900%, 03/01/28		700	612,038
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	106,600
Las Vegas Sands Corp.
# 3.900%, 08/08/29		1,000	892,304
LazardGroup LLC
4.500%, 09/19/28		500	475,990
Lennar Corp.
4.750%, 05/30/25		500	494,315
Lincoln National Corp.
3.400%, 01/15/31		700	599,228
Loews Corp.
4.125%, 05/15/43		495	400,758
LYB International Finance III LLC
3.375%, 10/01/40		500	358,654
Marriott International, Inc.
2.750%, 10/15/33		100	78,777
Marsh & McLennan Cos., Inc.
1.979%, 03/21/30	EUR	300	294,309

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Masonite International Corp.
Ω 3.500%, 02/15/30		1,500	$1,314,387
MetLife, Inc.
5.700%, 06/15/35		750	756,343
MGM Resorts International
4.625%, 09/01/26		350	337,001
Micron Technology, Inc.
3.366%, 11/01/41		500	354,851
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		1,000	867,292
Ω 3.875%, 05/15/32		250	209,194
Morgan Stanley
6.375%, 07/24/42		900	970,648
Motorola Solutions, Inc.
2.300%, 11/15/30		200	164,498
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	487,955
National Fuel Gas Co.
2.950%, 03/01/31		1,000	822,100
Nestle Holdings, Inc.
5.125%, 09/21/32	GBP	1,900	2,410,446
NewMarket Corp.
2.700%, 03/18/31		1,000	822,184
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		300	279,530
NIKE, Inc.
3.250%, 03/27/40		1,000	765,893
Nordstrom, Inc.
4.000%, 03/15/27		885	839,922
NOV, Inc.
3.600%, 12/01/29		400	359,824
OneMain Finance Corp.
7.125%, 03/15/26		450	454,095
ONEOK, Inc.
6.350%, 01/15/31		300	309,358
Oracle Corp.
6.125%, 07/08/39		600	602,949
3.600%, 04/01/40		875	655,633
Ovintiv, Inc.
8.125%, 09/15/30		400	440,976
Paramount Global
4.950%, 01/15/31		200	176,239
Philip Morris International, Inc.
2.875%, 05/01/24		600	600,000
0.800%, 08/01/31	EUR	800	685,974
4.375%, 11/15/41		100	82,460
Piedmont Operating Partnership LP
3.150%, 08/15/30		1,000	772,326

139

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	$179,905
3.800%, 09/15/30		50	44,809
6.700%, 05/15/36		200	204,735
6.650%, 01/15/37		500	516,177
Primerica, Inc.
2.800%, 11/19/31		1,000	815,591
Principal Financial Group, Inc.
3.700%, 05/15/29		177	162,629
6.050%, 10/15/36		147	150,325
Progress Energy, Inc.
7.000%, 10/30/31		290	313,956
Prologis Euro Finance LLC
0.500%, 02/16/32	EUR	2,100	1,718,137
Public Storage Operating Co.
0.500%, 09/09/30	EUR	1,000	866,411
0.875%, 01/24/32	EUR	200	172,632
Realty Income Corp.
2.100%, 03/15/28		800	704,802
4.000%, 07/15/29		203	189,128
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	225,109
Ross Stores, Inc.
1.875%, 04/15/31		99	78,893
Royalty Pharma PLC
2.200%, 09/02/30		150	121,728
RTX Corp.
4.500%, 06/01/42		500	424,815
Sabra Health Care LP
3.900%, 10/15/29		500	441,650
3.200%, 12/01/31		900	723,122
Seagate HDD Cayman
4.091%, 06/01/29		400	363,850
4.125%, 01/15/31		500	433,950
Sensata Technologies BV
Ω 5.000%, 10/01/25		150	148,072
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		850	760,994
Simon Property Group LP
2.450%, 09/13/29		500	430,261
Steelcase, Inc.
5.125%, 01/18/29		700	654,739
Store Capital LLC
4.625%, 03/15/29		900	835,884
Tapestry, Inc.
3.050%, 03/15/32		300	238,281
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		1,000	972,309

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
5.404%,08/10/43		200	$195,064
Toll Brothers Finance Corp.
4.350%,02/15/28		900	860,484
@ 3.800%,11/01/29		350	318,856
Truist Financial Corp.
1.950%,06/05/30		200	161,654
U.S. Cellular Corp.
6.700%,12/15/33		200	195,161
UnitedHealth Group, Inc.
3.500%,08/15/39		600	471,279
Utah Acquisition Sub, Inc.
3.125%,11/22/28	EUR	550	564,448
Vontier Corp.
2.400%,04/01/28		400	349,348
2.950%,04/01/31		665	544,380
Walmart, Inc.
5.625%,03/27/34	GBP	850	1,120,938
5.250%,09/28/35	GBP	1,580	2,020,839
4.875%,07/08/40		500	472,233
Walt Disney Co.
6.400%,12/15/35		700	752,097
3.500%,05/13/40		500	389,411
Wells Fargo & Co.
4.150%,01/24/29		500	473,158
0.625%,08/14/30	EUR	278	242,803
2.125%,09/24/31	GBP	1,000	1,002,177
Welltower OP LLC
2.050%,01/15/29		1,000	854,484
Western Digital Corp.
2.850%,02/01/29		1,200	1,013,523
Western Union Co.
1.350%,03/15/26		600	551,858
Westlake Corp.
1.625%,07/17/29	EUR	500	472,930
WPC Eurobond BV
1.350%,04/15/28	EUR	600	571,383
Yum! Brands, Inc.
Ω 4.750%,01/15/30		200	187,165
3.625%,03/15/31		500	432,063

TOTAL UNITED STATES			122,229,007

TOTAL BONDS			227,913,293

U.S. TREASURY OBLIGATIONS — (7.3%)
U.S. Treasury Bonds
3.875%,05/15/43		4,200	3,662,695

140

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. Treasury Floating Rate Notes
(r) 3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	1,000	$999,690
U.S. Treasury
Inflation-Indexed Notes
0.125%, 04/15/25	5,405	5,266,403
U.S. Treasury Notes
2.500%, 05/31/24	2,100	2,094,921
1.750%, 06/30/24	800	795,086
# 3.000%, 06/30/24	2,000	1,991,836
3.000%, 07/31/24	1,300	1,292,180
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	4,200	4,209,226

TOTAL U.S. TREASURY
OBLIGATIONS		20,312,037

TOTAL INVESTMENT SECURITIES
(Cost $300,803,358)		272,672,293

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	384,561	$4,448,598

TOTAL INVESTMENTS — (100.0%)
(Cost $305,251,956)		$277,120,891

As of April 30, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	584,203	USD	376,942	Citibank, N.A.	05/02/24	$1,506
USD	3,928,461	JPY	593,738,497	Societe Generale	05/02/24	163,831
USD	7,434,478	AUD	11,395,404	State Street Bank and Trust	05/02/24	52,533
USD	11,398,939	GBP	9,008,007	Bank of New York Mellon	05/07/24	142,725
USD	14,086,576	JPY	2,123,259,764	UBS AG	05/08/24	611,973
USD	11,952,895	EUR	11,126,150	State Street Bank and Trust	05/13/24	74,398
USD	7,871,975	JPY	1,210,724,326	Morgan Stanley and Co. International	05/20/24	174,567
USD	7,383,398	AUD	11,286,885	Australia and New Zealand Bank	05/28/24	65,998
USD	2,563,445	GBP	2,049,103	Citibank, N.A.	05/28/24	2,653
USD	11,675,677	GBP	9,329,105	Morgan Stanley and Co. International	05/28/24	16,964
USD	6,900,740	AUD	10,559,468	State Street Bank and Trust	05/31/24	54,308
USD	3,807,493	JPY	592,086,056	Australia and New Zealand Bank	07/01/24	19,025
USD	10,842,382	EUR	10,069,968	Morgan Stanley and Co. International	07/10/24	64,603
USD	3,014,313	CAD	4,141,532	Citibank, N.A.	07/18/24	1,978
USD	10,721,382	EUR	9,965,084	Australia and New Zealand Bank	07/24/24	48,962

Total Appreciation						$1,496,024

JPY	593,738,497	USD	3,783,557	Australia and New Zealand Bank	05/02/24	$(18,928)
AUD	10,811,201	USD	7,059,066	State Street Bank and Trust	05/02/24	(55,568)
EUR	952,415	USD	1,018,699	Citibank, N.A.	05/13/24	(1,882)

141

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	1,858,340	USD	2,334,747	Citibank, N.A.	05/28/24	$(12,353)
USD	11,063,443	EUR	10,345,533	Morgan Stanley and Co. International	07/11/24	(9,782)

Total (Depreciation)						$(98,513)

Total Appreciation
(Depreciation)						$1,397,511

As of April 30, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$380,117	$380,117
Bank of America Corp	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	505,813	505,813
Bank of America Corp	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	94,251	94,251
Bank of America Corp	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,758,321	3,758,321
Bank of America Corp	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	63,247	63,247
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	284,396	284,396
Bank of America Corp	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	121,379	121,379
Bank of America Corp	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	112,542	112,542
Bank of America Corp	2.355%	Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	141,235	141,235
Citibank, N.A	2.498%	Fixed	CPI	Maturity	USD	12,000,000	07/10/24	—	—	108,499	108,499
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	171,926	171,926
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	153,301	153,301
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	251,607	251,607
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	501,645	501,645
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	349,457	349,457
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	526,793	526,793
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	351,929	351,929
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	371,200	371,200
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	473,065	473,065
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	9,463	9,463
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	44,014	44,014

142

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	$17,618	$17,618
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	77,237	77,237
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	105,170	105,170
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	211,078	211,078

Total Appreciation										$9,185,303	$9,185,303
Bank of America Corp	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(20,452)	(20,452)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(29,228)	(29,228)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(20,199)	(20,199)

Total (Depreciation)										$(69,879)	$(69,879)

Total Appreciation (Depreciation)										$9,115,424	$9,115,424

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations.	—	$24,446,963	—	$24,446,963
Bonds
Australia	—	16,794,276	—	16,794,276
Belgium.	—	863,027	—	863,027
Canada.	—	10,057,593	—	10,057,593
Denmark.	—	659,153	—	659,153
Finland.	—	861,420	—	861,420
France.	—	11,041,646	—	11,041,646
Germany	—	7,617,010	—	7,617,010
Hong Kong.	—	876,820	—	876,820
Italy.	—	3,265,747	—	3,265,747
Japan.	—	29,867,691	—	29,867,691
Luxembourg.	—	883,019	—	883,019
Netherlands.	—	4,632,751	—	4,632,751
Norway.	—	1,364,164	—	1,364,164
Spain.	—	882,732	—	882,732
Supranational Organization Obligations	—	2,914,340	—	2,914,340
Sweden	—	316,527	—	316,527
Switzerland	—	2,098,482	—	2,098,482
United Kingdom.	—	10,687,888	—	10,687,888
United States	—	122,229,007	—	122,229,007

143

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations.	—	$20,312,037	—	$20,312,037
Securities Lending Collateral	—	4,448,598	—	4,448,598

Total Investments in Securities	—	$277,120,891	—	$277,120,891

Financial Instruments
Assets
Forward Currency Contracts**	—	1,496,024	—	1,496,024
Swap Agreements**	—	9,185,303	—	9,185,303
Liabilities
Forward Currency Contracts**	—	(98,513)	—	(98,513)
Swap Agreements**	—	(69,879)	—	(69,879)

Total Financial Instruments	—	$10,512,935	—	$10,512,935

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

144

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $528, $322, $2,885 and $5,326 of securities on loan, respectively)	$4,603,825	$4,510,009	$957,762	$9,195,092
Temporary Cash Investments at Value & Cost	113,061	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $375, $329, $2,946 and $5,362, respectively)	375	329	2,946	5,362
Foreign Currencies at Value	1	291	151	6,586
Cash	—	32,949	13,107	194,004
Receivables:
Dividends and Interest	6,782	14,365	6,745	37,145
Securities Lending Income	2	—	1	1
Fund Shares Sold	6,125	1,421	54	3,612
Unrealized Gain on Forward Currency Contracts	—	13,271	2,256	21,775
Unrealized Gain on Foreign Currency Contracts	—	—	—	5
Prepaid Expenses and Other Assets	35	46	19	96

Total Assets	4,730,206	4,572,681	983,041	9,463,678

LIABILITIES:
Payables:
Upon Return of Securities Loaned	539	329	2,947	5,440
Investment Securities Purchased	92,130	9,865	4,160	157,872
Fund Shares Redeemed	3,399	2,126	524	9,600
Due to Advisor	387	523	117	1,375
Unrealized Loss on Forward Currency Contracts	—	4,067	84	4,472
Unrealized Loss on Foreign Currency Contracts	—	—	3	—
Accrued Expenses and Other Liabilities	414	377	33	674

Total Liabilities	96,869	17,287	7,868	179,433

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,633,337	$4,555,394	$975,173	$9,284,245

Institutional Class Shares — based on net assets of $4,633,337; $4,555,394; $975,173 and $9,284,245, respectively and shares outstanding of 452,544,194, 462,560,610, 105,404,701 and 915,315,640, respectively, $0.01 Par Value (1)	$10.24	$9.85	$9.25	$10.14

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$4,602,030	$4,554,526	$969,994	$9,231,590

Foreign Currencies at Cost	$1	$293	$152	$6,604

NET ASSETS CONSIST OF:
Paid-In Capital	$4,707,983	$4,655,104	$10,277,869	$1,099,894
Total Distributable Earnings (Loss)	(74,646)	(99,710)	(124,721)	(993,624)

NET ASSETS	$4,633,337	$4,555,394	$975,173	$9,284,245

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

145

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $42,123 of securities on loan, respectively)	$917,039	$1,511,253	$5,456,370	$5,690,345
Temporary Cash Investments at Value & Cost	—	4,458	8,534	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $42,990, respectively)	—	—	—	42,990
Foreign Currencies at Value	1,507	—	—	5,869
Cash	2,793	—	—	58,068
Receivables:
Investment Securities Sold	22,749	—	—	—
Dividends, Interest and Tax Reclaims	9,517	107	66,723	36,961
Securities Lending Income	—	—	—	7
Fund Shares Sold	412	1,266	2,262	33,722
Unrealized Gain on Forward Currency Contracts	8,859	—	—	8,372
Unrealized Gain on Foreign Currency Contracts	35	—	—	5
Prepaid Expenses and Other Assets	21	22	59	44

Total Assets	962,932	1,517,106	5,533,948	5,876,383

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	43,006
Investment Securities Purchased	16,385	—	—	29,495
Fund Shares Redeemed	1,599	1,360	2,561	3,826
Due to Advisor	127	174	411	715
Unrealized Loss on Forward Currency Contracts	331	—	—	908
Unrealized Loss on Foreign Currency Contracts	—	—	—	29
Accrued Expenses and Other Liabilities	45	105	169	245

Total Liabilities	18,487	1,639	3,141	78,224

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$944,445	$1,515,467	$5,530,807	$5,798,159

Institutional Class Shares — based on net assets of $944,445; $1,515,467; $5,530,807 and $5,798,159, respectively and shares outstanding of 113,677,068, 152,031,486, 520,219,463 and 558,798,260, respectively, $0.01 Par Value (1)	$8.31	$9.97	$10.63	$10.38

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,105,867	$1,510,716	$6,033,035	$5,745,330

Foreign Currencies at Cost	$1,510	$—	$—	$5,895

NET ASSETS CONSIST OF:
Paid-In Capital	$1,239,362	$1,645,866	$6,470,249	$6,187,973
Total Distributable Earnings (Loss)	(294,917)	(130,399)	(939,442)	(389,814)

NET ASSETS	$944,445	$1,515,467	$5,530,807	$5,798,159

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $39,856, $7,176, $134,835 and $773,340 of securities on loan, respectively)	$1,330,215	$884,301	$2,662,085	$10,646,321
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $40,696, $7,326, $137,659 and $789,053, respectively)	40,696	7,326	137,659	789,054
Segregated Cash for Futures Contracts	—	—	5,595	—
Foreign Currencies at Value	2	635	4,290	5,525
Segregated Cash for Swaps Contracts	—	—	6,683	—
Cash	6,036	11,496	34,338	313,840
Receivables:
Investment Securities Sold	—	—	9,219	3,087
Dividends and Interest	15,934	6,909	23,325	100,026
Securities Lending Income	24	2	12	86
Fund Shares Sold	32,666	574	1,890	10,086
Unrealized Gain on Forward Currency Contracts	1,890	3,861	16,225	9,964
Unrealized Gain on Foreign Currency Contracts	—	1	20	5
Prepaid Expenses and Other Assets	24	24	49	101

Total Assets	1,427,487	915,129	2,901,390	11,878,095

LIABILITIES:
Payables:
Upon Return of Securities Loaned	40,758	7,329	137,680	789,394
Investment Securities Purchased	—	—	276,613	296,560
Fund Shares Redeemed	1,000	734	2,070	12,622
Due to Advisor	182	119	389	1,418
Segregated Cash for Swap Contracts	—	—	606	—
Unrealized Loss on Forward Currency Contracts	507	129	419	1,771
Unrealized Loss on Foreign Currency Contracts	—	—	5	24
Accrued Expenses and Other Liabilities	59	44	44	225

Total Liabilities	42,506	8,355	417,826	1,102,014

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,384,981	$906,774	$2,483,564	$10,776,081

Institutional Class Shares — based on net assets of $1,384,981; $906,774; $2,483,564 and $10,776,081, respectively and shares outstanding of 149,074,326, 95,661,110, 276,828,706 and 1,101,107,290, respectively, $0.01 Par Value (1)	$9.29	$9.48	$8.97	$9.79

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,457,972	$900,183	$2,906,014	$11,598,812

Foreign Currencies at Cost	$2	$635	$4,298	$5,536

NET ASSETS CONSIST OF:
Paid-In Capital	$1,689,493	$958,784	$2,981,472	$12,436,744
Total Distributable Earnings (Loss)	(304,512)	(52,010)	(497,908)	(1,660,663)

NET ASSETS	$1,384,981	$906,774	$2,483,564	$10,776,081

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

147

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,365,954	—	—	—
Investment Securities at Value (including $0, $0, $0 and $12,127 of securities on loan, respectively)	338,264	$338,077	$5,042,047	$1,783,448
Temporary Cash Investments at Value & Cost	2,654	—	5,912	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $12,414, respectively)	—	—	—	12,414
Foreign Currencies at Value	—	—	—	79
Segregated Cash for Swaps Contracts	—	—	—	38,859
Cash	—	2,019	—	12,076
Receivables:
Dividends and Interest	155	346	14,281	12,381
Securities Lending Income	—	—	—	2
Fund Shares Sold	888	305	2,937	9,428
Unrealized Gain on Swap Contracts	—	—	—	63,054
Unrealized Gain on Forward Currency Contracts	—	—	—	3,318
Prepaid Expenses and Other Assets	15	16	35	29

Total Assets	1,707,930	340,763	5,065,212	1,935,088

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	12,402
Fund Shares Redeemed	1,487	297	5,102	1,340
Due to Advisor	24	28	378	281
Segregated Cash for Swap Contracts	—	—	—	39,080
Unrealized Loss on Swap Contracts	—	—	—	32
Unrealized Loss on Forward Currency Contracts	—	—	—	569
Accrued Expenses and Other Liabilities	70	10	216	105

Total Liabilities	1,581	335	5,696	53,809

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,706,349	$340,428	$5,059,516	$1,881,279

Institutional Class Shares — based on net assets of $1,706,349; $340,428; $5,059,516 and $1,881,279, respectively and shares outstanding of 187,942,454, 61,179,577, 474,621,400 and 178,673,362, respectively, $0.01 Par Value (1)	$9.08	$5.56	$10.66	$10.53

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,511,399	$—	$—	$—

Investment Securities at Cost	$338,126	$525,686	$5,715,797	$1,801,959

Foreign Currencies at Cost	$—	$—	$—	$80

NET ASSETS CONSIST OF:
Paid-In Capital	$1,935,077	$538,910	$5,888,298	$1,839,419
Total Distributable Earnings (Loss)	(228,728)	(198,482)	(828,782)	41,860

NET ASSETS	$1,706,349	$340,428	$5,059,516	$1,881,279

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

148

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $4,348 of securities on loan, respectively)	$272,672
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,449)	4,449
Segregated Cash for Futures Contracts	598
Foreign Currencies at Value	2,409
Segregated Cash for Swaps Contracts	3,848
Cash	4,346
Receivables:
Dividends and Interest	2,309
Securities Lending Income	1
Fund Shares Sold	18
Unrealized Gain on Swap Contracts	9,185
Unrealized Gain on Forward Currency Contracts	1,496
Unrealized Gain on Foreign Currency Contracts	13
Prepaid Expenses and Other Assets	19

Total Assets	301,363

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,447
Investment Securities Purchased	30,824
Fund Shares Redeemed	42
Due to Advisor	50
Segregated Cash for Swap Contracts	3,250
Unrealized Loss on Swap Contracts	70
Unrealized Loss on Forward Currency Contracts	99
Unrealized Loss on Foreign Currency Contracts	3
Accrued Expenses and Other Liabilities	40

Total Liabilities	38,825

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$262,538

Institutional Class Shares — based on net assets of $262,538 and shares outstanding of 27,980,733, $0.01 Par Value (1)	$9.38

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

Investment Securities at Cost	$300,803

Foreign Currencies at Cost	$2,412

NET ASSETS CONSIST OF:
Paid-In Capital	$297,002
Total Distributable Earnings (Loss)	(34,464)

NET ASSETS	$262,538

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

149

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$120,167	$103,425	$22,482	$213,605
Income from Securities Lending, Net	61	3	3	5

Total Investment Income	120,228	103,428	22,485	213,610

Expenses
Investment Management Fees	2,311	3,183	709	8,422
Accounting & Transfer Agent Fees	371	345	71	922
Custodian Fees	30	70	11	151
Filing Fees	26	40	15	82
Shareholders’ Reports	73	44	16	124
Directors’/Trustees’ Fees & Expenses	17	17	4	34
Professional Fees	30	31	8	62
Other	43	48	10	94

Total Expenses	2,901	3,778	844	9,891

Fees Paid Indirectly (Note C)	—	—	6	—

Net Expenses	2,901	3,778	838	9,891

Net Investment Income (Loss)	117,327	99,650	21,647	203,719

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	605	(33,846)	(67)	50,837
Affiliated Investment Companies Shares Sold	(26)	—	1	1
Foreign Currency Transactions	—	315	42	1,525
Forward Currency Contracts	—	(34,815)	(5,486)	(58,252)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	10,247	97,034	16,333	66,672
Affiliated Investment Companies Shares	—	1	—	—
Translation of Foreign Currency-Denominated Amounts	—	269	40	550
Forward Currency Contracts	—	(1,051)	(201)	(3,785)

Net Realized and Unrealized Gain (Loss)	10,826	27,907	10,662	57,548

Net Increase (Decrease) in Net Assets Resulting from Operations	$128,153	$127,557	$32,309	$261,267

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

150

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$8,912	$40,174	$79,693	$129,248
Income from Securities Lending, Net	—	—	—	33

Total Investment Income	8,912	40,174	79,693	129,281

Expenses
Investment Management Fees	822	1,047	2,485	4,376
Accounting & Transfer Agent Fees	89	142	442	572
Custodian Fees	27	7	24	47
Filing Fees	17	17	53	38
Shareholders’ Reports	26	35	56	115
Directors’/Trustees’ Fees & Expenses	4	5	19	22
Professional Fees	7	9	33	45
Previously Waived Fees Recovered by Advisor (Note C)	25	—	—	20
Other	12	15	47	56

Total Expenses	1,029	1,277	3,159	5,291

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1	—	—	20
Fees Paid Indirectly (Note C)	26	—	—	24

Net Expenses	1,002	1,277	3,159	5,247

Net Investment Income (Loss)	7,910	38,897	76,534	124,034

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(76,316)	1,007	(49,275)	(7,930)
Affiliated Investment Companies Shares Sold	—	—	—	2
Foreign Currency Transactions	44	—	—	346
Forward Currency Contracts	(10,660)	—	—	(16,797)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	132,244	(118)	156,703	89,175
Affiliated Investment Companies Shares	—	—	—	1
Translation of Foreign Currency-Denominated Amounts	74	—	—	166
Forward Currency Contracts	4,765	—	—	(4,800)

Net Realized and Unrealized Gain (Loss)	50,151	889	107,428	60,163

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,061	$39,786	$183,962	$184,197

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

151

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$30,108	$14,719	$50,612	$207,596
Income from Securities Lending, Net	168	18	148	982

Total Investment Income	30,276	14,737	50,760	208,578

Expenses
Investment Management Fees	1,085	813	2,646	8,453
Accounting & Transfer Agent Fees	151	115	282	961
Custodian Fees	7	10	31	54
Filing Fees	23	19	66	72
Shareholders’ Reports	30	22	42	115
Directors’/Trustees’ Fees & Expenses	5	4	9	37
Professional Fees	10	7	20	78
Previously Waived Fees Recovered by Advisor (Note C)	77	—	—	—
Other	13	9	32	96

Total Expenses	1,401	999	3,128	9,866

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	95	42	—
Fees Paid Indirectly (Note C)	—	—	29	24

Net Expenses	1,401	904	3,057	9,842

Net Investment Income (Loss)	28,875	13,833	47,703	198,736

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(6,226)	883	(42,292)	(76,604)
Affiliated Investment Companies Shares Sold	5	2	6	48
Foreign Currency Transactions	(33)	15	(55)	77
Forward Currency Contracts	(1,544)	(4,898)	(3,722)	(16,723)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	72,527	20,461	174,770	439,985
Affiliated Investment Companies Shares	1	—	—	4
Translation of Foreign Currency-Denominated Amounts	35	39	245	99
Forward Currency Contracts	943	2,151	11,640	9,498

Net Realized and Unrealized Gain (Loss)	65,708	18,653	140,592	356,384

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,583	$32,486	$188,295	$555,120

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

152

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$20,836	—	—	—

Total Investment Income	20,836	—	—	—

Fund Investment Income
Interest	7,255	$7,726	$67,066	$43,243
Income from Securities Lending, Net	—	—	—	11

Total Fund Investment Income	7,255	7,726	67,066	43,254

Expenses
Investment Management Fees	1,021	173	2,324	1,736
Accounting & Transfer Agent Fees	175	9	275	205
Custodian Fees	2	1	25	22
Filing Fees	35	10	34	27
Shareholders’ Reports	20	11	75	41
Directors’/Trustees’ Fees & Expenses	7	1	19	7
Professional Fees	10	2	34	15
Other	4	4	51	32

Total Expenses	1,274	211	2,837	2,085

Fees Waived, Expenses Reimbursed by Advisor (Note C)	904	—	—	—
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	370	210	2,837	2,085

Net Investment Income (Loss)	27,721	7,516	64,229	41,169

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(127)	(3,060)	(29,911)	(4,015)
Affiliated Investment Companies Shares Sold	(1,098)	—	—	1
Swap Contracts	—	—	—	21,022
Foreign Currency Transactions	—	—	—	(148)
Forward Currency Contracts	—	—	—	(6,306)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	3,743	14,099	156,609	30,505
Affiliated Investment Companies Shares	24,718	—	—	—
Swap Contracts	—	—	—	(9,891)
Translation of Foreign Currency-Denominated Amounts	—	—	—	51
Forward Currency Contracts	—	—	—	851

Net Realized and Unrealized Gain (Loss)	27,236	11,039	126,698	32,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,957	$18,555	$190,927	$73,239

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

153

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio#
Investment Income
Interest	$4,437
Income from Securities Lending, Net	30

Total Investment Income	4,467

Expenses
Investment Management Fees	268
Accounting & Transfer Agent Fees	46
Custodian Fees	9
Filing Fees	11
Shareholders’ Reports	11
Directors’/Trustees’ Fees & Expenses	1
Professional Fees	2
Previously Waived Fees Recovered by Advisor (Note C)	12
Other	18

Total Expenses	378

Fees Waived, Expenses Reimbursed by Advisor (Note C)	8
Fees Paid Indirectly (Note C)	2

Net Expenses	368

Net Investment Income (Loss)	4,099

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,811)
Swap Contracts	1,074
Foreign Currency Transactions	(249)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	14,342
Swap Contracts	(547)
Translation of Foreign Currency-Denominated Amounts	31
Forward Currency Contracts	1,116

Net Realized and Unrealized Gain (Loss)	12,956

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,055

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$117,327	$145,073	$99,650	$120,297	$21,647	$28,867	$203,719	$286,541
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	605	(42,341)	(33,846)	(55,940)	(67)	(47,361)	50,837	(303,224)
Affiliated Investment Companies Shares Sold	(26)	78	—	(3)	1	2	1	(1)
Foreign Currency Transactions	—	—	315	(81)	42	187	1,525	1,919
Forward Currency Contracts	—	—	(34,815)	(16,578)	(5,486)	3,483	(58,252)	(175,028)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	10,247	132,056	97,034	163,317	16,333	70,986	66,672	601,167
Affiliated Investment Companies Shares	—	29	1	8	—	9	—	11
Translation of Foreign Currency-Denominated Amounts	—	—	269	80	40	(7)	550	(227)
Forward Currency Contracts	—	—	(1,051)	11,000	(201)	135	(3,785)	31,001

Net Increase (Decrease) in Net Assets Resulting from Operations	128,153	234,895	127,557	222,100	32,309	56,301	261,267	442,159

Distributions:
Institutional Class Shares	(110,609)	(139,456)	(86,491)	(118,218)	(38,276)	(454)	(238,007)	(223,412)
Capital Share Transactions (1):
Shares Issued	1,080,141	1,718,082	315,442	761,326	67,462	146,970	956,542	2,052,698
Shares Issued in Lieu of Cash Distributions	99,358	126,013	72,945	100,680	38,265	454	234,193	219,803
Shares Redeemed	(1,019,701)	(2,832,997)	(497,558)	(1,381,337)	(129,813)	(217,187)	(1,553,402)	(3,328,313)

Net Increase (Decrease) from Capital Share Transactions	159,798	(988,902)	(109,171)	(519,331)	(24,086)	(69,763)	(362,667)	(1,055,812)

Total Increase (Decrease) in Net Assets	177,342	(893,463)	(68,105)	(415,449)	(30,053)	(13,916)	(339,407)	(837,065)
Net Assets
Beginning of Period	4,455,995	5,349,458	4,623,499	5,038,948	1,005,226	1,019,142	9,623,652	10,460,717

End of Period	$4,633,337	$4,455,995	$4,555,394	$4,623,499	$975,173	$1,005,226	$9,284,245	$9,623,652

(1) Shares Issued and Redeemed:
Shares Issued	105,539	169,791	32,416	79,186	7,355	16,191	95,306	205,648
Shares Issued in Lieu of Cash Distributions	9,722	12,439	7,567	10,483	4,228	51	23,584	22,097
Shares Redeemed	(99,604)	(279,713)	(51,119)	(143,165)	(14,107)	(23,867)	(154,661)	(333,766)

Net Increase (Decrease) from Shares Issued and Redeemed	15,657	(97,483)	(11,136)	(53,496)	(2,524)	(7,625)	(35,771)	(106,021)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,910 $	14,376	$38,897 $	49,424	$76,534$	119,116	$124,034$	185,224
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(76,316)	(56,804)	1,007	(10,881)	(49,275)	(195,176)	(7,930)	(265,300)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	2	—
Foreign Currency Transactions	44	237	—	—	—	—	346	666
Forward Currency Contracts	(10,660)	(49,426)	—	—	—	—	(16,797)	(5,758)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	132,244	91,492	(118)	33,281	156,703	27,628	89,175	416,688
Affiliated Investment Companies Shares	—	—	—	—	—	—	1	29
Translation of Foreign
Currency-Denominated Amounts	74	190	—	—	—	—	166	(25)
Forward Currency Contracts	4,765	5,366	—	—	—	—	(4,800)	6,303

Net Increase (Decrease) in Net Assets Resulting from Operations	58,061	5,431	39,786	71,824	183,962	(48,432)	184,197	337,827

Distributions:
Institutional Class Shares	(27,826)	(20,060)	(35,681)	(44,032)	(73,020)	(108,613)	(93,514)	(236,492)
Capital Share Transactions (1):
Shares Issued.	129,838	258,214	163,341	288,198	643,546	1,847,599	600,341	1,411,539
Shares Issued in Lieu of Cash Distributions	26,596	19,191	34,894	42,970	71,656	105,457	92,746	234,594
Shares Redeemed	(288,165)	(335,750)	(179,357)	(438,260)	(538,227)	(1,340,834)	(898,676)	(2,331,464)

Net Increase (Decrease) from Capital Share Transactions	(131,731)	(58,345)	18,878	(107,092)	176,975	612,222	(205,589)	(685,331)

Total Increase (Decrease) in Net Assets	(101,496)	(72,974)	22,983	(79,300)	287,917	455,177	(114,906)	(583,996)
Net Assets
Beginning of Period	1,045,941	1,118,915	1,492,484	1,571,784	5,242,890	4,787,713	5,913,065	6,497,061

End of Period.	$944,445	$1,045,941	$1,515,467	$1,492,484	$5,530,807	$5,242,890	$5,798,159	$5,913,065

(1) Shares Issued and Redeemed:
Shares Issued.	15,445	31,041	16,425	29,269	59,299	169,958	58,179	138,127
Shares Issued in Lieu of Cash Distributions	3,212	2,395	3,525	4,365	6,617	9,739	9,007	22,991
Shares Redeemed	(34,381)	(40,408)	(18,026)	(44,507)	(49,694)	(124,055)	(87,072)	(228,179)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,724)	(6,972)	1,924	(10,873)	16,222	55,642	(19,886)	(67,061)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****Including	foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,875	$47,475	$13,833	$25,226	$47,703	$82,236	$198,736	$335,821
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(6,226)	(104,159)	883	(30,254)	(42,292)	(130,064)	(76,604)	(430,908)
Affiliated Investment Companies Shares Sold	5	(11)	2	5	6	12	48	25
Foreign Currency Transactions	(33)	147	15	139	(55)	347	77	228
Forward Currency Contracts	(1,544)	9,993	(4,898)	201	(3,722)	(25,248)	(16,723)	32,990
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	72,527	86,137	20,461	55,411	174,770	152,225	439,985	308,964
Affiliated Investment Companies Shares	1	16	—	8	—	22	4	300
Translation of Foreign
Currency-Denominated Amounts	35	(63)	39	(81)	254	163	99	(224)
Forward Currency Contracts	943	440	2,151	1,825	11,640	(622)	9,498	(1,712)

Net Increase (Decrease) in Net Assets Resulting from Operations	94,583	39,975	32,486	52,480	188,295	79,171	555,120	245,484

Distributions:
Institutional Class Shares	(27,290)	(46,186)	(4,810)	(29,651)	(70,326)	(78,104)	(199,079)	(282,362)
Capital Share Transactions (1):
Shares Issued	194,052	548,716	87,275	309,673	428,621	941,601	1,738,690	2,940,218
Shares Issued in Lieu of Cash Distributions	25,892	44,096	4,773	29,412	70,177	77,910	193,180	275,170
Shares Redeemed	(181,127)	(598,501)	(130,126)	(310,812)	(726,289)	(828,066)	(1,677,769)	(3,010,041)

Net Increase (Decrease) from Capital Share Transactions	38,817	(5,689)	(38,078)	28,273	(227,491)	191,445	254,101	205,347

Total Increase (Decrease) in Net Assets	106,110	(11,900)	(10,402)	51,102	(109,522)	192,512	610,142	168,469
Net Assets
Beginning of Period	1,278,871	1,290,771	917,176	866,074	2,593,086	2,400,574	10,165,939	9,997,470

End of Period	$1,384,981	$1,278,871	$906,774	$917,176	$2,483,564	$2,593,086	$10,776,081	$10,165,939

(1) Shares Issued and Redeemed:
Shares Issued	20,580	59,158	9,304	33,887	47,545	106,033	175,175	299,595
Shares Issued in Lieu of Cash Distributions	2,753	4,793	514	3,191	7,921	8,907	19,427	28,084
Shares Redeemed	(19,189)	(65,586)	(13,901)	(33,725)	(80,676)	(94,112)	(170,061)	(307,220)

Net Increase (Decrease) from Shares Issued and Redeemed	4,144	(1,635)	(4,083)	3,353	(25,210)	20,828	24,541	20,459

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,721	$53,149	$7,516	$19,532	$64,229	$220,864	$41,169	$62,432
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(127)	(5,454)	(3,060)	(5,151)	(29,911)	(95,955)	(4,015)	(100,739)
Affiliated Investment Companies Shares Sold	(1,098)	(50,451)	—	—	—	—	1	18
Swap Contracts.	—	—	—	—	—	—	21,022	39,000
Foreign Currency Transactions	—	—	—	—	—	—	(148)	223
Forward Currency Contracts	—	—	—	—	—	—	(6,306)	(7,739)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,743	3,519	14,099	(64,772)	156,609	(135,490)	30,505	157,043
Affiliated Investment Companies Shares	24,718	38,548	—	—	—	—	—	29
Swap Contracts.	—	—	—	—	—	—	(9,891)	(43,435)
Translation of Foreign Currency-Denominated Amounts.	—	—	—	—	—	—	51	46
Forward Currency Contracts	—	—	—	—	—	—	851	828

Net Increase (Decrease) in Net Assets Resulting from Operations	54,957	39,311	18,555	(50,391)	190,927	(10,581)	73,239	107,706

Distributions:
Institutional Class Shares	(25,716)	(50,318)	(7,275)	(15,322)	(56,707)	(184,142)	(70,751)	(36,318)
Capital Share Transactions (1):
Shares Issued.	225,652	522,849	48,668	116,248	586,184	1,249,889	271,958	693,117
Shares Issued in Lieu of Cash Distributions	25,712	50,313	7,275	15,322	55,819	180,592	69,762	35,801
Shares Redeemed.	(254,830)	(813,124)	(31,281)	(57,589)	(814,930)	(2,029,967)	(441,456)	(993,203)

Net Increase (Decrease) from Capital Share Transactions.	(3,466)	(239,962)	24,662	73,981	(172,927)	(599,486)	(99,736)	(264,285)

Total Increase (Decrease) in Net Assets	25,775	(250,969)	35,942	8,268	(38,707)	(794,209)	(97,248)	(192,897)
Net Assets
Beginning of Period.	1,680,574	1,931,543	304,486	296,218	5,098,223	5,892,432	1,978,527	2,171,424

End of Period.	$1,706,349	$1,680,574	$340,428	$304,486	$5,059,516	$5,098,223	$1,881,279	$1,978,527

(1) Shares Issued and Redeemed:
Shares Issued.	24,719	57,431	8,250	18,039	54,578	114,739	26,122	67,488
Shares Issued in Lieu of Cash Distributions	2,821	5,552	1,227	2,407	5,266	16,785	6,819	3,541
Shares Redeemed	(27,940)	(89,770)	(5,255)	(8,614)	(75,899)	(186,516)	(42,505)	(96,956)

Net Increase (Decrease) from Shares Issued and Redeemed	(400)	(26,787)	4,222	11,832	(16,055)	(54,992)	(9,564)	(25,927)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,099	$7,152
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,811)	(13,344)
Affiliated Investment Companies Shares Sold	—	1
Swap Contracts	1,074	8,213
Foreign Currency Transactions	(249)	(1,984)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	14,342	17,632
Swap Contracts	(547)	(8,967)
Translation of Foreign Currency-Denominated Amounts	31	15
Forward Currency Contracts	1,116	(954)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,055	7,764

Distributions:
Institutional Class Shares	(6,001)	(6,778)
Capital Share Transactions (1):
Shares Issued	36,685	59,904
Shares Issued in Lieu of Cash Distributions	5,992	6,757
Shares Redeemed	(32,789)	(109,963)

Net Increase (Decrease) from Capital Share Transactions	9,888	(43,302)

Total Increase (Decrease) in Net Assets	20,942	(42,316)
Net Assets
Beginning of Period	241,596	283,912

End of Period	$262,538	$241,596

(1) Shares Issued and Redeemed:
Shares Issued	3,923	6,533
Shares Issued in Lieu of Cash Distributions	648	743
Shares Redeemed	(3,516)	(12,123)

Net Increase (Decrease) from Shares Issued and Redeemed	1,055	(4,847)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.20		$10.01	$10.30	$10.30	$10.31	$10.24	$9.76		$9.56	$9.91	$10.00	$10.03	$9.95

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.29	0.08	(—)	0.10	0.23	0.21		0.24	0.08	0.01	0.08	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		0.19	(0.30)	—	(0.01)	0.06	0.06		0.20	(0.41)	(0.04)	0.04	0.15

Total from Investment Operations	0.28		0.48	(0.22)	—	0.09	0.29	0.27		0.44	(0.33)	(0.03)	0.12	0.33

Less Distributions:
Net Investment Income	(0.24)		(0.29)	(0.07)	(—)	(0.10)	(0.22)	(0.18)		(0.24)	(0.02)	(0.06)	(0.15)	(0.25)

Total Distributions	(0.24)		(0.29)	(0.07)	—	(0.10)	(0.22)	(0.18)		(0.24)	(0.02)	(0.06)	(0.15)	(0.25)

Net Asset Value, End of Period	$10.24		$10.20	$10.01	$10.30	$10.30	$10.31	$9.85		$9.76	$9.56	$9.91	$10.00	$10.03

Total Return	2.80	%(B)	4.84%	(2.10%)	0.02%	0.84%	2.90%	2.85	%(B)	4.61%	(3.31%)	(0.33%)	1.23%	3.42%

Net Assets, End of Period (thousands)	$4,633,337		$4,455,995	$5,349,458	$5,858,298	$6,655,886	$7,418,534	$4,555,394		$4,623,499	$5,038,948	$5,693,916	$5,321,434	$5,518,420
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.13%	0.13%	0.17%	0.17%	0.18%	0.17	%(C)	0.17%	0.16%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.13%	0.13%	0.17%	0.17%	0.18%	0.17	%(C)	0.17%	0.16%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	5.08	%(C)	2.89%	0.79%	—	0.95%	2.22%	4.38	%(C)	2.45%	0.85%	0.09%	0.80%	1.83%
Portfolio Turnover Rate	34	%(B)	37%	67%	96%	83%	30%	41	%(B)	31%	111%	93%	51%	59%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.31		$8.82	$9.76	$9.76	$9.79	$9.60	$10.12		$9.90		$10.78	$10.89	$10.96	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.26	0.13	0.08	0.10	0.15	0.22		0.29		0.12	0.04	0.04	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09		0.23	(0.90)	(0.08)	0.11	0.34	0.05		0.16		(0.88)	(0.15)	0.14	0.44

Total from Investment Operations	0.29		0.49	(0.77)	—	0.21	0.49	0.27		0.45		(0.76)	(0.11)	0.18	0.51

Less Distributions:
Net Investment Income	(0.35)		(—)	(0.17)	(—)	(0.24)	(0.30)	(0.25)		(0.23)		(0.12)	(—)	(0.25)	(0.45)

Total Distributions	(0.35)		—	(0.17)	—	(0.24)	(0.30)	(0.25)		(0.23)		(0.12)	—	(0.25)	(0.45)

Net Asset Value, End of Period	$9.25		$9.31	$8.82	$9.76	$9.76	$9.79	$10.14		$10.12		$9.90	$10.78	$10.89	$10.96

Total Return	3.25	%(B)	5.60%	(8.03%)	0.03%	2.20%	5.29%	2.77	%(B)	4.58	%(B)	(7.15%)	(0.98%)	1.64%	4.88%

Net Assets, End of Period (thousands)	$975,173		$1,005,226	$1,019,142	$1,235,970	$1,130,900	$1,235,997	$9,284,245		$9,623,652		$10,460,717	$13,621,273	$13,288,386	$15,555,653
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.16%	0.16%	0.17%	0.17%	0.18%	0.21	%(C)	0.22	%(C)	0.23%	0.26%	0.26%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.16%	0.16%	0.17%	0.17%	0.18%	0.21	%(C)	0.22	%(C)	0.23%	0.26%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	4.27	%(C)	2.822%	1.42%	0.80%	1.01%	1.60%	4.36	%(C)	2.93	%(C)	1.17%	0.39%	0.38%	0.63%
Portfolio Turnover Rate	29	%(B)	45%	62%	94%	45%	62%	42	%(B)	43	%(B)	111%	126%	47%	46%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.08		$8.20	$10.10	$10.85	$10.85	$10.45	$9.94		$9.76	$10.43	$10.56	$10.57	$10.38

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.11	0.08	0.07	0.07	0.09	0.26		0.32	0.15	0.01	0.06	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.40		(0.07)	(1.79)	(0.64)	0.37	1.08	0.01		0.15	(0.69)	(0.13)	0.01	0.19

Total from Investment Operations	0.46		0.04	(1.71)	(0.57)	0.44	1.17	0.27		0.47	(0.54)	(0.12)	0.07	0.39

Less Distributions:
Net Investment Income	(0.23)		(0.16)	(0.09)	(0.09)	(0.33)	(0.73)	(0.24)		(0.29)	(0.13)	(0.01)	(0.08)	(0.20)
Net Realized Gains	—		—	(0.10)	(0.09)	(0.11)	(0.04)	—		—	—	—	—	—

Total Distributions	(0.23)		(0.16)	(0.19)	(0.18)	(0.44)	(0.77)	(0.24)		(0.29)	(0.13)	(0.01)	(0.08)	(0.20)

Net Asset Value, End of Period	$8.31		$8.08	$8.20	$10.10	$10.85	$10.85	$9.97		$9.94	$9.76	$10.43	$10.56	$10.57

Total Return	5.65	%(B)	0.45%	(17.33%)	(5.34%)	4.28%	11.92%	2.73	%(B)	4.84%	(5.19%)	(1.15%)	0.63%	3.75%

Net Assets, End of Period (thousands)	$944,445		$1,045,941	$1,118,915	$1,723,236	$1,702,457	$1,487,373	$1,515,467		$1,492,484	$1,571,784	$1,748,372	$2,518,761	$2,306,858
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.20%	0.17	%(C)	0.18%	0.18%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.20%	0.20%	0.21%	0.22%	0.22%	0.17	%(C)	0.18%	0.18%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.54	%(C)	1.29%	0.83%	0.70%	0.66%	0.85%	5.20	%(C)	3.24%	1.53%	0.11%	0.52%	1.92%
Portfolio Turnover Rate	27	%(B)	21%	41%	31%	41%	49%	24	%(B)	74%	226%	58%	85%	58%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

162

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.40		$10.68	$12.79	$13.72	$12.99	$11.88	$10.22		$10.06	$10.93	$10.97	$10.95	$10.68

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.26	0.19	0.19	0.25	0.29	0.23		0.31	0.16	0.09	0.13	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22		(0.31)	(2.00)	(0.61)	0.74	1.10	0.11		0.25	(0.90)	(0.10)	0.10	0.35

Total from Investment Operations	0.37		(0.05)	(1.81)	(0.42)	0.99	1.39	0.33		0.56	(0.74)	(0.01)	0.23	0.54

Less Distributions:
Net Investment Income	(0.14)		(0.23)	(0.17)	(0.17)	(0.26)	(0.28)	(0.17)		(0.40)	(0.12)	(0.03)	(0.21)	(0.27)
Net Realized Gains	—		—	(0.13)	(0.34)	—	—	—		—	(0.01)	—	—	—

Total Distributions	(0.14)		(0.23)	(0.30)	(0.51)	(0.26)	(0.28)	(0.17)		(0.40)	(0.13)	(0.03)	(0.21)	(0.27)

Net Asset Value, End of Period	$10.63		$10.40	$10.68	$12.79	$13.72	$12.99	$10.38		$10.22	$10.06	$10.93	$10.97	$10.95

Total Return	3.57	%(B)	(0.51%)	(14.37%)	(3.20%)	7.67%	11.81%	3.21	%(B)	5.61%	(6.81%)	(0.05%)	2.13%	5.11%

Net Assets, End of Period (thousands)	$5,530,807		$5,242,890	$4,787,713	$6,200,229	$5,838,968	$5,611,187	$5,798,159		$5,913,065	$6,497,061	$7,281,208	$6,246,736	$6,534,046
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.12%	0.11%	0.12%	0.12%	0.13%	0.18	%(C)	0.20%	0.20%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.12%	0.11%	0.12%	0.12%	0.13%	0.18	%(C)	0.20%	0.20%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	2.36%	1.62%	1.44%	1.85%	2.28%	4.25	%(C)	3.00%	1.52%	0.80%	1.20%	1.73%
Portfolio Turnover Rate	6	%(B)	24%	22%	25%	45%	25%	25	%(B)	34%	74%	80%	40%	51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

163

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio							DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.82		$8.81	$11.49	$11.79	$11.29	$10.11	$9.20		$8.99	$10.18	$10.18	$10.19	$9.8

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.35	0.29	0.28	0.32	0.35	0.14		0.24	0.16	0.14	0.16	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	0.46		—	(2.49)	(0.21)	0.50	1.17	0.19		0.26	(1.08)	(0.05)	0.07	0.42

Total from Investment Operations	0.66		0.35	(2.20)	0.07	0.82	1.52	0.33		0.50	(0.92)	0.09	0.23	0.63

Less Distributions:
Net Investment Income	(0.19)		(0.34)	(0.29)	(0.28)	(0.32)	(0.34)	(0.05)		(0.29)	(0.25)	(0.09)	(0.24)	(0.24)
Net Realized Gains	—		—	(0.19)	(0.09)	—	—	—		—	(0.02)	—	(—)	—

Total Distributions	(0.19)		(0.34)	(0.48)	(0.37)	(0.32)	(0.34)	(0.05)		(0.29)	(0.27)	(0.09)	(0.24)	(0.24)

Net Asset Value, End of Period	$9.29		$8.82	$8.81	$11.49	$11.79	$11.29	$9.48		$9.20	$8.99	$10.18	$10.18	$10.19

Total Return	7.46	%(B)	3.86%	(19.74%)	0.52%	7.37%	15.27%	3.59	%(B)	5.59%	(9.17%)	0.85%	2.32%	6.51%

Net Assets, End of Period (thousands)	$1,384,981		$1,278,871	$1,290,771	$2,073,764	$2,131,021	$1,712,376	$906,774		$917,176	$866,074	$936,850	$818,911	$766,607
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.21%	0.21%	0.22%	0.23%	0.23%	0.22	%(C)	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	4.26	%(C)	3.79%	2.83%	2.44%	2.80%	3.25%	3.06	%(C)	2.63%	1.63%	1.41%	1.61%	2.12%
Portfolio Turnover Rate	11	%(B)	53%	21%	43%	42%	19%	5	%(B)	33%	39%	65%	35%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

164

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio							DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019

	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.59		$8.54	$10.67	$10.91	$10.50	$9.89	$9.44		$9.47	$11.60	$11.96	$11.38	$10.38

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.29	0.22	0.20	0.20	0.20	0.19		0.32	0.25	0.24	0.28	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	0.45		0.04	(2.07)	(0.22)	0.39	0.96	0.35		(0.08)	(2.04)	(0.36)	0.57	1.00

Total from Investment Operations	0.61		0.33	(1.85)	(0.02)	0.59	1.16	0.54		(0.24)	(1.79)	(0.12)	0.85	1.29

Less Distributions:
Net Investment Income	(0.23)		(0.28)	(0.20)	(0.19)	(0.18)	(0.55)	(0.19)		(0.27)	(0.24)	(0.24)	(0.27)	(0.29)
Net Realized Gains	—		—	(0.08)	(0.03)	—	—	—		—	(0.10)	(—)	—	—

Total Distributions	(0.23)		(0.28)	(0.28)	(0.22)	(0.18)	(0.55)	(0.19)		(0.27)	(0.34)	(0.24)	(0.27)	(0.29)

Net Asset Value, End of Period	$8.97		$8.59	$8.54	$10.67	$10.91	$10.50	$9.79		$9.44	$9.47	$11.60	$11.96	$11.38

Total Return	7.19	%(B)	3.79%	(17.71%)	(0.22%)	5.69%	12.33%	5.67	%(B)	2.43%	(15.69%)	(1.01%)	7.54%	12.60%

Net Assets, End of Period (thousands)	$2,483,564		$2,593,086	$2,400,574	$3,119,475	$2,368,742	$1,521,379	$10,776,081		$10,165,939	$9,997,470	$13,622,911	$11,162,601	$9,843,294
Ratio of Expenses to Average Net Assets *	0.23	%(C)	0.24%	0.25%	0.28%	0.29%	0.30%	0.19	%(C)	0.20%	0.21%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.23	%(C)	0.24%	0.25%	0.28%	0.29%	0.30%	0.19	%(C)	0.20%	0.21%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.61	%(C)	2.28%	2.28%	1.87%	1.90%	1.99%	3.76	%(C)	3.23%	2.38%	2.02%	2.38%	2.69%

Portfolio Turnover Rate	16	%(B)	33%	45%	17%	32%	14%	21	%(B)	24%	25%	17%	22%	21%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

165

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio												DFA LTIP Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$8.92		$8.98		$10.13		$10.36		$10.00		$9.47		$5.35		$6.56	$11.94	$12.16	$10.11	$8.47

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.25		0.21		0.17		0.17		0.22		0.13		0.39	0.83	0.56	0.20	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.15		(0.07)		(1.07)		(0.22)		0.35		0.53		0.21		(1.29)	(5.17)	0.39	1.99	1.66

Total from Investment Operations	0.30		0.18		(0.86)		(0.05)		0.52		0.75		0.34		(0.90)	(4.34)	0.95	2.19	1.90

Less Distributions:
Net Investment Income	(0.14)		(0.24)		(0.21)		(0.17)		(0.16)		(0.22)		(0.13)		(0.31)	(0.77)	(0.52)	(0.14)	(0.22)
Net Realized Gains	—		—		(0.08)		(0.01)		—		—		—		—	(0.27)	(0.65)	—	(0.04)

Total Distributions	(0.14)		(0.24)		(0.29)		(0.18)		(0.16)		(0.22)		(0.13)		(0.31)	(1.04)	(1.17)	(0.14)	(0.22)

Net Asset Value, End of Period	$9.08		$8.92		$8.98		$10.13		$10.36		$10.00		$5.56		$5.35	$6.56	$11.94	$12.16	$10.11

Total Return	3.34	%(B)	1.97%		(8.63%)		(0.54%)		5.26%		7.97%		6.16	%(B)	(14.47%)	(38.26%)	8.30%	21.75%	22.69%

Net Assets, End of Period (thousands)	$1,706,349		$1,680,574		$1,931,543		$2,361,921		$1,528,078		$1,064,950		$340,428		$304,486	$296,218	$290,675	$290,675	$215,040
Ratio of Expenses to Average Net Assets	0.15	%(C)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.12	%(C)	0.13%	0.13%	0.13%	0.14%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26	%(C)(D)	0.26	%(D)	0.26	%(D)	0.26	%(D)	0.27	%(D)	0.27	%(D)	0.12	%(C)	0.13%	0.13%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.26	%(C)	2.77%		2.17%		1.63%		1.61%		2.21%		4.35	%(C)	5.92%	8.72%	4.86%	1.71%	2.52%
Portfolio Turnover Rate	12	%(B)	17%		43%		2%		12%		3%		2	%(B)	27%	60%	39%	65%	38%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.11	%(C)	0.11%		0.10%		0.11%		0.11%		0.12%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

166

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.39		$10.80	$13.32	$13.05	$12.03	$11.25	$10.51		$10.14	$10.58	$10.05	$10.06	$9.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.43	0.94	0.61	0.19	0.25	0.22		0.32	0.17	0.12	0.17	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.26		(0.48)	(2.50)	0.27	0.97	0.78	0.18		0.22	(0.51)	0.49	0.07	0.20

Total from Investment Operations	0.39		(0.05)	(1.56)	0.88	1.16	1.03	0.40		0.54	(0.34)	0.61	0.24	0.40

Less Distributions:
Net Investment Income	(0.12)		(0.36)	(0.95)	(0.57)	(0.13)	(0.25)	(0.38)		(0.17)	(0.10)	(0.08)	(0.25)	(0.26)
Net Realized Gains	—		—	(0.01)	(0.04)	(0.01)	—	—		—	—	—	—	—

Total Distributions	(0.12)		(0.36)	(0.96)	(0.61)	(0.14)	(0.25)	(0.38)		(0.17)	(0.10)	(0.08)	(0.25)	(0.26)

Net Asset Value, End of Period	$10.66		$10.39	$10.80	$13.32	$13.05	$12.03	$10.53		$10.51	$10.14	$10.58	$10.05	$10.06

Total Return	3.73	%(B)	(0.54%)	(12.04%)	6.91%	9.69%	9.16%	3.87	%(B)	5.38%	(3.21%)	6.13%	2.43%	4.16%

Net Assets, End of Period (thousands)	$5,059,516		$5,098,223	$5,892,432	$7,223,739	$5,622,483	$4,887,736	$1,881,279		$1,978,527	$2,171,424$	1,797,965	$1,393,554	$1,484,797
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.11%	0.11%	0.11%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.49	%(C)	3.91%	7.59%	4.58%	1.49%	2.13%	4.27	%(C)	3.07%	1.67%	1.17%	1.68%	1.98%
Portfolio Turnover Rate	3	%(B)	9%	13%	1%	15%	28%	22	%(B)	42%	56%	72%	44%	42%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

167

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2021	Period Apr 26, 2021 to Oct 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period.	$8.97		$8.94	$10.44	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.27	0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.48		0.01	(1.55)	0.40

Total from Investment Operations	0.63		0.28	(1.36)	0.48

Less Distributions:
Net Investment Income	(0.22)		(0.25)	(0.13)	(0.04)
Net Realized Gains	—		—	(0.01)	—

Total Distributions	(0.22)		(0.25)	(0.14)	(0.04)

Net Asset Value, End of Period.	$9.38		$8.97	$8.94	$10.44

Total Return	7.09	%(B)	3.14%	(13.16%)	4.78	%(B)

Net Assets, End of Period (thousands)	$262,538		$241,596$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.28%	0.29%	0.30	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.35%	0.38	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	3.21	%(C)	2.91%	1.90%	1.34	%(C)(E)
Portfolio Turnover Rate	15	%(B)	37%	80%	27	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

168

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2024, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/24
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	11%
	DFA Intermediate Government Fixed Income Portfolio	15%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

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(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the International Fixed Income Portfolios), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

170

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the

171

related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.18%
DFA World ex U.S. Government Fixed Income Portfolio	0.16%
DFA Short-Term Government Portfolio	0.14%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.16%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.20%
DFA Investment Grade Portfolio	0.16%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2025. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

172

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$25	$1
DFA Short-Term Government Portfolio (2)	0.20%	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.18%	20	20
DFA Intermediate-Term Extended Quality Portfolio (1)	0.20%	77	—
DFA Targeted Credit Portfolio (1)	0.20%	—	95
DFA Global Core Plus Fixed Income Portfolio (3)	0.23%	—	42
DFA Investment Grade Portfolio (4)	0.19%	—	—
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	904
DFA LTIP Portfolio (1)	0.15%	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	12	8

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amounts for the DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio were 0.20% and 0.21% respectively. Prior to February 28, 2022, the Expense Limitation Amounts for each of DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio was 0.22%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the DFA Global Core Plus Fixed Income Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022, the Expense Limitation Amount for the DFA Global Core Plus Real Return Portfolio was 0.30%of the average net assets of such class of the Portfolio on an annualized basis.

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the Portfolio was 0.21% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.22% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor, has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

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			Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring

	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
DFA World ex U.S. Government Fixed Income Portfolio	$129	$155	$37	$1	$322
DFA Intermediate-Term Extended Quality Portfolio	—	—	4	1	5
DFA Targeted Credit Portfolio	112	154	202	95	563
DFA Global Core Plus Fixed Income Portfolio	—	—	—	42	42
DFA Diversified Fixed Income Portfolio	1,238	2,361	2,108	904	6,611
DFA Global Core Plus Real Return Portfolio	—	149	35	8	192

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Selectively Hedged Global Fixed Income Portfolio	$6
DFA World ex U.S. Government Fixed Income Portfolio	26
DFA Short-Term Extended Quality Portfolio	24
DFA Global Core Plus Fixed Income Portfolio	29
DFA Investment Grade Portfolio	24
DFA LTIP Portfolio	1
DFA Global Core Plus Real Return Portfolio	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$195
DFA Two-Year Global Fixed Income Portfolio	144
DFA Selectively Hedged Global Fixed Income Portfolio	12
DFA Five-Year Global Fixed Income Portfolio	128
DFA World ex U.S. Government Fixed Income Portfolio	1
DFA Short-Term Government Portfolio	39
DFA Intermediate Government Fixed Income Portfolio	44

174

DFA Short-Term Extended Quality Portfolio	$25
DFA Intermediate-Term Extended Quality Portfolio	8
DFA Targeted Credit Portfolio	1
DFA Global Core Plus Fixed Income Portfolio	2
DFA Investment Grade Portfolio	9
DFA Diversified Fixed Income Portfolio	2
DFA LTIP Portfolio	—
DFA Inflation-Protected Securities Portfolio	12
DFA Short-Duration Real Return Portfolio	2
DFA Global Core Plus Real Return Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$697,280	$449,547	$165,115	$908,910
DFA Two-Year Global Fixed Income Portfolio	867,154	499,289	306,812	1,338,042
DFA Selectively Hedged Global Fixed Income Portfolio	79,507	87,132	146,644	126,162
DFA Five-Year Global Fixed Income Portfolio	1,437,924	600,039	998,057	2,471,090
DFA World ex U.S. Government Fixed Income Portfolio	33,997	51,035	235,858	380,603
DFA Short-Term Government Portfolio	148,858	372,872	—	—
DFA Intermediate Government Fixed Income Portfolio	530,448	341,534	—	—
DFA Short-Term Extended Quality Portfolio	423,524	372,959	930,242	636,463
DFA Intermediate-Term Extended Quality Portfolio	1,392	9,243	151,232	142,529
DFA Targeted Credit Portfolio	17,502	14,824	22,618	113,043
DFA Global Core Plus Fixed Income Portfolio	125,364	68,314	273,823	589,820
DFA Investment Grade Portfolio	1,479,670	594,450	659,995	1,303,956
DFA Diversified Fixed Income Portfolio	115,520	170,001	23,502	39,600
DFA LTIP Portfolio	25,652	7,760	—	—
DFA Inflation-Protected Securities Portfolio	150,452	346,134	—	—
DFA Short-Duration Real Return Portfolio	65,006	28,719	311,363	249,084
DFA Global Core Plus Real Return Portfolio	11,486	3,300	33,169	30,501

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$28,168	$1,706,421	$1,734,188	$(26)	—	$375	32	$1,758	—

Total	$28,168	$1,706,421	$1,734,188	$(26)	—	$375	32	$1,758	—

DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$429	$23,001	$23,102	—	$1	$329	28	$44	—

Total	$429	$23,001	$23,102	—	$1	$329	28	$44	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$2,756	$17,377	$17,188	$1	—	$2,946	255	$51	—

Total	$2,756	$17,377	$17,188	$1	—	$2,946	255	$51	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$126	$51,935	$46,700	$1	—	$5,362	464	$104	—

Total	$126	$51,935	$46,700	$1	—	$5,362	464	$104	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$10,104	$158,477	$125,594	$2	$1	$42,990	3,716	$581	—

Total	$10,104	$158,477	$125,594	$2	$1	$42,990	3,716	$581	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$43,808	$124,962	$128,080	$5	$1	$40,696	3,518	$1,384	—

Total	$43,808	$124,962	$128,080	$5	$1	$40,696	3,518	$1,384	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$10,638	$57,857	$61,171	$2	—	$7,326	633	$265	—

Total	$10,638	$57,857	$61,171	$2	—	$7,326	633	$265	—

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$89,069	$345,639	$297,055	$6	—	$137,659	11,900	—	—

Total	$89,069	$345,639	$297,055	$6	—	$137,659	11,900	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$437,193	$1,943,651	$1,591,842	$48	$4	$789,054	68,210	$17,680	—

Total	$437,193	$1,943,651	$1,591,842	$48	$4	$789,054	68,210	$17,680	—

DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio	$844,087	$23,502	$39,600	$(937)	$19,695	$846,747	79,656	$11,278	—
DFA Two-Year Global Fixed Income Portfolio	508,588	17,188	11,430	(162)	5,023	519,207	52,711	9,558	—

Total	$1,352,675	$40,690	$51,030	$(1,099)	$24,718	$1,365,954	132,367	$20,836	—

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$10,594	$54,466	$52,647	$1	—	$12,414	1,073	$247	—

Total	$10,594	$54,466	$52,647	$1	—	$12,414	1,073	$247	—

DFA Global Core Plus Real Return Portfolio
The DFA Short Term Investment Fund	$3,834	$26,768	$26,153	—	—	$4,449	385	$118	—

Total	$3,834	$26,768	$26,153	—	—	$4,449	385	$118	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on

177

redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA One-Year Fixed Income Portfolio
2022	$41,461	—	—	$41,461
2023	139,456	—	—	139,456
DFA Two-Year Global Fixed Income Portfolio
2022	13,251	—	—	13,251
2023	118,218	—	—	118,218
DFA Selectively Hedged Global Fixed Income Portfolio
2022	21,454	—	—	21,454
2023	454	—	—	454
DFA Five-Year Global Fixed Income Portfolio
2022	138,146	—	—	138,146
2023	223,411	—	—	223,411
DFA World ex U.S. Government Fixed Income Portfolio
2022	14,658	$16,048	—	30,706
2023	20,060	—	—	20,060
DFA Short-Term Government Portfolio
2022	21,142	—	—	21,142
2023	44,032	—	—	44,032
DFA Intermediate Government Fixed Income Portfolio
2022	78,465	63,393	—	141,858
2023	108,613	—	—	108,613
DFA Short-Term Extended Quality Portfolio
2022	75,449	9,077	—	84,526
2023	236,492	—	—	236,492
DFA Intermediate-Term Extended Quality Portfolio
2022	46,253	34,961	—	81,214
2023	46,186	—	—	46,186
DFA Targeted Credit Portfolio
2022	23,056	1,914	—	24,970
2023	29,651	—	—	29,651
DFA Global Core Plus Fixed Income Portfolio
2022	62,263	21,555	—	83,818
2023	78,104	—	—	78,104
DFA Investment Grade Portfolio
2022	274,726	116,617	—	391,343
2023	282,362	—	—	282,362
DFA Diversified Fixed Income Portfolio
2022	48,872	17,880	—	66,752
2023	50,318	—	—	50,318

178

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA LTIP Portfolio
2022	$28,431	$8,721	—	$37,152
2023	15,322	—	—	15,322
DFA Inflation-Protected Securities Portfolio
2022	524,096	3,670	—	527,766
2023	184,142	—	—	184,142
DFA Short-Duration Real Return Portfolio
2022	18,197	—	—	18,197
2023	36,318	—	—	36,318
DFA Global Core Plus Real Return Portfolio
2022	4,464	—	—	4,464
2023	6,778	—	—	6,778

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(5,624)	—	$(5,624)
DFA Two-Year Global Fixed Income Portfolio	(12,238)	—	(12,238)
DFA Selectively Hedged Global Fixed Income Portfolio	(2,873)	—	(2,873)
DFA Five-Year Global Fixed Income Portfolio	(28,982)	—	(28,982)
DFA World ex U.S. Government Fixed Income Portfolio	(4,347)	—	(4,347)
DFA Short-Term Government Portfolio	(1,793)	—	(1,793)
DFA Intermediate Government Fixed Income Portfolio	(3,412)	—	(3,412)
DFA Short-Term Extended Quality Portfolio	(19,142)	—	(19,142)
DFA Intermediate-Term Extended Quality Portfolio	(1,446)	—	(1,446)
DFA Targeted Credit Portfolio	(1,942)	—	(1,942)
DFA Global Core Plus Fixed Income Portfolio	(9,361)	—	(9,361)
DFA Investment Grade Portfolio	(14,029)	—	(14,029)
DFA Diversified Fixed Income Portfolio	(1,231)	—	(1,231)
DFA LTIP Portfolio	(631)	—	(631)
DFA Inflation-Protected Securities Portfolio	(11,407)	—	(11,407)
DFA Short-Duration Real Return Portfolio	(7,087)	—	(7,087)
DFA Global Core Plus Real Return Portfolio	(778)	—	(778)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(83,516)	$(8,476)	$(91,992)
DFA Two-Year Global Fixed Income Portfolio	$52,814	—	(170,012)	(23,829)	(141,027)
DFA Selectively Hedged Global Fixed Income Portfolio	30,430	—	(130,889)	(18,357)	(118,816)
DFA Five-Year Global Fixed Income Portfolio	163,128	—	(1,131,737)	(48,979)	(1,017,588)
DFA World ex U.S. Government Fixed Income Portfolio	24,552	—	(98,568)	(251,749)	(325,765)
DFA Short-Term Government Portfolio	5,973	—	(141,092)	656	(134,463)
DFA Intermediate Government Fixed Income Portfolio	14,781	—	(327,858)	(737,261)	(1,050,338)
DFA Short-Term Extended Quality Portfolio	10,645	—	(375,485)	(115,899)	(480,739)
DFA Intermediate-Term Extended Quality Portfolio	2,176	—	(181,197)	(192,841)	(371,862)
DFA Targeted Credit Portfolio	—	—	(39,652)	(40,102)	(79,754)
DFA Global Core Plus Fixed Income Portfolio	52,009	—	(320,523)	(347,714)	(616,228)
DFA Investment Grade Portfolio	74,190	—	(717,002)	(1,374,092)	(2,016,904)
DFA Diversified Fixed Income Portfolio	1,602	—	(63,372)	(196,195)	(257,965)
DFA LTIP Portfolio	3,795	—	(8,785)	(204,771)	(209,761)
DFA Inflation-Protected Securities Portfolio	25,322	—	(146,741)	(841,569)	(962,988)
DFA Short-Duration Real Return Portfolio	54,987	—	(50,582)	34,778	39,183
DFA Global Core Plus Real Return Portfolio	4,461	—	(25,434)	(24,477)	(45,450)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$83,516	$83,516
DFA Two-Year Global Fixed Income Portfolio	170,012	170,012
DFA Selectively Hedged Global Fixed Income Portfolio	130,889	130,889
DFA Five-Year Global Fixed Income Portfolio	1,131,737	1,131,737
DFA World ex U.S. Government Fixed Income Portfolio	98,568	98,568
DFA Short-Term Government Portfolio	141,092	141,092
DFA Intermediate Government Fixed Income Portfolio	327,858	327,858
DFA Short-Term Extended Quality Portfolio	375,485	375,485

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	Unlimited	Total
DFA Intermediate-Term Extended Quality Portfolio	$181,197	$181,197
DFA Targeted Credit Portfolio	39,652	39,652
DFA Global Core Plus Fixed Income Portfolio	320,523	320,523
DFA Investment Grade Portfolio	717,002	717,002
DFA Diversified Fixed Income Portfolio	63,372	63,372
DFA LTIP Portfolio	8,785	8,785
DFA Inflation-Protected Securities Portfolio	146,741	146,741
DFA Short-Duration Real Return Portfolio	50,582	50,582
DFA Global Core Plus Real Return Portfolio	25,434	25,434

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$4,715,489	$2,624	$(829)	$1,795
DFA Two-Year Global Fixed Income Portfolio	4,436,731	19,446	(54,760)	(35,314)
DFA Selectively Hedged Global Fixed Income Portfolio	962,842	5,185	(15,426)	(10,241)
DFA Five-Year Global Fixed Income Portfolio	9,181,901	53,335	(72,530)	(19,195)
DFA World ex U.S. Government Fixed Income Portfolio	1,036,318	9,213	(189,518)	(180,305)
DFA Short-Term Government Portfolio	1,515,174	554	(17)	537
DFA Intermediate Government Fixed Income Portfolio	6,045,463	214	(576,879)	(576,665)
DFA Short-Term Extended Quality Portfolio	5,760,966	21,291	(70,017)	(48,726)
DFA Intermediate-Term Extended Quality Portfolio	1,491,512	6,011	(132,737)	(126,726)
DFA Targeted Credit Portfolio	911,764	13,175	(25,892)	(12,717)
DFA Global Core Plus Fixed Income Portfolio	2,730,436	22,767	(244,377)	(221,610)
DFA Investment Grade Portfolio	12,370,052	24,878	(969,973)	(945,095)
DFA Diversified Fixed Income Portfolio	1,874,606	555	(145,862)	(145,307)
DFA LTIP Portfolio	528,749	—	(187,609)	(187,609)
DFA Inflation-Protected Securities Portfolio	5,732,919	—	(673,750)	(673,750)
DFA Short-Duration Real Return Portfolio	1,803,671	10,450	(26,475)	(16,025)
DFA Global Core Plus Real Return Portfolio	271,817	2,340	(28,452)	(26,112)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real

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interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$2,012,956	$—
DFA Selectively Hedged Global Fixed Income Portfolio	505,849	—
DFA Five-Year Global Fixed Income Portfolio	4,502,938	—
DFA World ex U.S. Government Fixed Income Portfolio	1,147,875	—
DFA Short-Term Extended Quality Portfolio	1,765,227	—

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	Forward Currency Contracts*	Swap Contracts**
DFA Intermediate-Term Extended Quality Portfolio	$267,692	$—
DFA Targeted Credit Portfolio	427,847	—
DFA Global Core Plus Fixed Income Portfolio	1,525,466	—
DFA Investment Grade Portfolio	1,307,054	—
DFA Short-Duration Real Return Portfolio	551,297	1,856,429
DFA Global Core Plus Real Return Portfolio	150,133	246,857

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$13,271	$13,271	—
DFA Selectively Hedged Global Fixed Income Portfolio	2,256	2,256	—
DFA Five-Year Global Fixed Income Portfolio	21,775	21,775	—
DFA World ex U.S. Government Fixed Income Portfolio	8,859	8,859	—
DFA Short-Term Extended Quality Portfolio	8,372	8,372	—
DFA Intermediate-Term Extended Quality Portfolio	1,890	1,890	—
DFA Targeted Credit Portfolio	3,861	3,861	—
DFA Global Core Plus Fixed Income Portfolio	16,225	16,225	—
DFA Investment Grade Portfolio	9,964	9,964	—
DFA Short-Duration Real Return Portfolio	66,372	3,318	$63,054
DFA Global Core Plus Real Return Portfolio	10,681	1,496	9,185

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(4,067)	$(4,067)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(84)	(84)	—
DFA Five-Year Global Fixed Income Portfolio	(4,472)	(4,472)	—
DFA World ex U.S. Government Fixed Income Portfolio	(331)	(331)	—
DFA Short-Term Extended Quality Portfolio	(908)	(908)	—
DFA Intermediate-Term Extended Quality Portfolio	(507)	(507)	—
DFA Targeted Credit Portfolio	(129)	(129)	—
DFA Global Core Plus Fixed Income Portfolio	(419)	(419)	—
DFA Investment Grade Portfolio	(1,771)	(1,771)	—
DFA Short-Duration Real Return Portfolio	(601)	(569)	$(32)

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	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Global Core Plus Real Return Portfolio	$(169)	$(99)	$(70)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(34,815)	$(34,815)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(5,486)	(5,486)	—
DFA Five-Year Global Fixed Income Portfolio	(58,252)	(58,252)	—
DFA World ex U.S. Government Fixed Income Portfolio	(10,660)	(10,660)	—
DFA Short-Term Extended Quality Portfolio	(16,797)	(16,797)	—
DFA Intermediate-Term Extended Quality Portfolio	(1,544)	(1,544)	—
DFA Targeted Credit Portfolio	(4,898)	(4,898)	—
DFA Global Core Plus Fixed Income Portfolio	(3,722)	(3,722)	—
DFA Investment Grade Portfolio	(16,723)	(16,723)	—
DFA Short-Duration Real Return Portfolio	14,716	(6,306)	$21,022
DFA Global Core Plus Real Return Portfolio	1,074	—	1,074

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(1,051)	$(1,051)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(201)	(201)	—
DFA Five-Year Global Fixed Income Portfolio	(3,785)	(3,785)	—
DFA World ex U.S. Government Fixed Income Portfolio	4,765	4,765	—
DFA Short-Term Extended Quality Portfolio	(4,800)	(4,800)	—
DFA Intermediate-Term Extended Quality Portfolio	943	943	—
DFA Targeted Credit Portfolio	2,151	2,151	—
DFA Global Core Plus Fixed Income Portfolio	11,640	11,640	—
DFA Investment Grade Portfolio	9,498	9,498	—
DFA Short-Duration Real Return Portfolio	(9,040)	851	$(9,891)
DFA Global Core Plus Real Return Portfolio	569	1,116	(547)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.

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(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
State Street Bank and Trust	$8,126	$8,126	$(1,492)	—	—	$6,634	$1,492	$1,492	$(1,492)	—	—	—
UBS AG	2,275	2,275	(1,833)	—	—	442	1,833	1,833	(1,833)	—	—	—
Bank of New York Mellon	1,460	1,460	—	—	—	1,460	—	—	—	—	—	—
Morgan Stanley and Co. International	92	92	(92)	—	—	—	732	732	(92)	—	—	$640
HSBC Bank	44	44	—	—	—	44	—	—	—	—	—	—
Royal Bank of Scotland	743	743	—	—	—	743	—	—	—	—	—	—
Barclays Capital	76	76	—	—	—	76	—	—	—	—	—	—
Australia and New Zealand Bank	323	323	—	—	—	323	—	—	—	—	—	—
Bank of America Corp	127	127	—	—	—	127	—	—	—	—	—	—
Citibank, N.A	4	4	(4)	—	—	—	9	9	(4)	—	—	5

Total	$13,270	$13,270	$(3,421)	—	—	$9,849	$4,066	$4,066	$(3,421)	—	—	$645

DFA Selectively Hedged Global Fixed Income Portfolio
Bank of New York Mellon	$156	$156	—	—	—	$156	—	—	—	—	—	—
UBS AG	926	926	$(72)	—	—	854	$72	$72	$(72)	—	—	—
Royal Bank of Scotland	945	945	—	—	—	945	—	—	—	—	—	—
Citibank, N.A	112	112	(12)	—	—	100	12	12	(12)	—	—	—
Morgan Stanley and Co. International	16	16	—	—	—	16	—	—	—	—	—	—
Bank of America Corp	101	101	—	—	—	101	—	—	—	—	—	—

Total	$2,256	$2,256	$(84)	—	—	$2,172	$84	$84	$(84)	—	—	—

DFA Five-Year Global Fixed Income Portfolio
Bank of America Corp	$3,932	$3,932	$(1,615)	—	—	$2,317	$1,615	$1,615	$(1,615)	—	—	—
State Street Bank and Trust	8,544	8,544	(1,813)	—	—	6,731	1,813	1,813	(1,813)	—	—	—
Morgan Stanley and Co. International	349	349	(349)	—	—	—	679	679	(349)	—	—	$330
UBS AG	3,997	3,997	(113)	—	—	3,884	113	113	(113)	—	—	—
Societe Generale	2,762	2,762	(251)	—	—	2,511	251	251	(251)	—	—	—
Barclays Capital	1,280	1,280	—	—	—	1,280	—	—	—	—	—	—
Bank of New York Mellon	186	186	—	—	—	186	—	—	—	—	—	—
HSBC Bank	395	395	—	—	—	395	—	—	—	—	—	—
Australia and New Zealand Bank	329	329	—	—	—	329	—	—	—	—	—	—

Total	$21,774	$21,774	$(4,141)	—	—	$17,633	$4,471	$4,471	$(4,141)	—	—	$330

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA World ex U.S. Government Fixed Income Portfolio
Societe Generale	$774	$774	—	—	—	$774	—	—	—	—	—	—
Bank of America Corp	2,722	2,722	$(33)	—	—	2,689	$33	$33	$(33)	—	—	—
HSBC Bank	3,167	3,167	—	—	—	3,167	—	—	—	—	—	—
State Street Bank and Trust	1,139	1,139	(2)	—	—	1,137	2	2	(2)	—	—	—
Morgan Stanley and Co. International	1,028	1,028	(249)	—	—	779	249	249	(249)	—	—	—
Barclays Capital	6	6	(6)	—	—	—	35	35	(6)	—	—	$29
Citibank, N.A	11		(1)	—	—	—	22		(1)	—	—	1
UBS AG	—	—	—	—	—	—	5	5	—	—	—	5
Australia and New Zealand Bank	18	18	—	—	—	18	—	—	—	—	—	—
Royal Bank of Scotland	55		(5)	—	—	—	66		(5)	—	—	1

Total	$8,860	$8,860	$(296)	—	—	$8,564	$332	$332	$(296)	—	—	$36

DFA Short-Term Extended Quality Portfolio
Societe Generale	$1,112	$1,112	$(7)	—	—	$1,105	$7	$7	$(7)	—	—	—
State Street Bank and Trust	3,056	3,056	(752)	—	—	2,304	752	752	(752)	—	—	—
Morgan Stanley and Co. International	1,287	1,287	(17)	—	—	1,270	17	17	(17)	—	—	—
UBS AG	405	405	(93)	—	—	312	93	93	(93)	—	—	—
Bank of America Corp	1,138	1,138	(38)	—	—	1,100	38	38	(38)	—	—	—
Bank of New York Mellon	869	869	—	—	—	869	—	—	—	—	—	—
Citibank, N.A	210	210	—	—	—	210	—	—	—	—	—	—
Royal Bank of Scotland	15	15	—	—	—	15	—	—	—	—	—	—
Australia and New Zealand Bank	279	279	—	—	—	279	—	—	—	—	—	—

Total	$8,371	$8,371	$(907)	—	—	$7,464	$907	$907	$(907)	—	—	—

DFA Intermediate-Term Extended Quality Portfolio
UBS AG	$928	$928	$(504)	—	—	$424	$504	$504	$(504)	—	—	—
State Street Bank and Trust	141	141	—	—	—	141	—	—	—	—	—	—
Morgan Stanley and Co. International	268	268	(4)	—	—	264	4	4	(4)	—	—	—
Australia and New Zealand Bank	554	554	—	—	—	554	—	—	—	—	—	—

Total	$1,891	$1,891	$(508)	—	—	$1,383	$508	$508	$(508)	—	—	—

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Targeted Credit Portfolio
State Street Bank and Trust	$1,512	$1,512	$(45)	—	—	$1,467	$45	$45	$(45)	—	—	—
Morgan Stanley and Co. International	36	36	(36)	—	—	—	83	83	(36)	—	—	$47
Bank of New York Mellon	211	211	—	—	—	211	—	—	—	—	—	—
HSBC Bank	1,547	1,547	—	—	—	1,547	—	—	—	—	—	—
Citibank, N.A	555	555	—	—	—	555	—	—	—	—	—	—

Total	$3,861	$3,861	$(81)	—	—	$3,780	$128	$128	$(81)	—	—	$47

DFA Global Core Plus Fixed Income Portfolio
State Street Bank and Trust	$2,790	$2,790	—	—	—	$2,790	—	—	—	—	—	—
Morgan Stanley and Co. International	304	304	$(36)	—	—	268	$36	$36	$(36)	—	—	—
Societe Generale	5,052	5,052	—	—	—	5,052	—	—	—	—	—	—
UBS AG	4,836	4,836	(80)	—	—	4,756	80	80	(80)	—	—	—
HSBC Bank	1,178	1,178	—	—	—	1,178	—	—	—	—	—	—
Bank of New York Mellon	1,643	1,643	(237)	—	—	1,406	237	237	(237)	—	—	—
Australia and New Zealand Bank	400	400	(44)	—	—	356	44	44	(44)	—	—	—
Goldman Sachs Capital Markets L.P	7	7	—	—	—	7	—	—	—	—	—	—
Citibank, N.A	15	15	(4)	—	—	11	4	4	(4)	—	—	—
Royal Bank of Scotland	—	—	—	—	—	—	17	17	—	—	—	$17

Total	$16,225	$16,225	$(401)	—	—	$15,824	$418	$418	$(401)	—	—	$17

DFA Investment Grade Portfolio
Societe Generale	$577	$577	—	—	—	$577	—	—	—	—	—	—
UBS AG	1,523	1,523	$(243)	—	—	1,280	$243	$243	$(243)	—	—	—
State Street Bank and Trust	5,790	5,790	(1,165)	—	—	4,625	1,165	1,165	(1,165)	—	—	—
Morgan Stanley and Co. International	269	269	(269)	—	—	—	324	324	(269)	—	—	$55
Bank of New York Mellon	962	962	—	—	—	962	—	—	—	—	—	—
Citibank, N.A	612	612	(1)	—	—	611	1	1	(1)	—	—	—
Bank of America Corp	—	—	—	—	—	—	34	34	—	—	—	34
HSBC Bank	—	—	—	—	—	—	4	4	—	—	—	4
Australia and New Zealand Bank	231	231	—	—	—	231	—	—	—	—	—	—

Total	$9,964	$9,964	$(1,678)	—	—	$8,286	$1,771	$1,771	$(1,678)	—	—	$93

189

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)		Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received		Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
DFA Short-Duration Real Return Portfolio
Citibank, N.A	$9,824	$9,824	$(27)	—	$(9,420)	$377	$27	$27	$(27)	—	—	—
Bank of America Corp	21,979	21,979	—	$(21,979)	—	—	—	—	—	—	—	—
Deutsche Bank AG	29,629	29,629	(32)	—	(29,597)	—	32	32	(32)	—	—	—
Morgan Stanley and Co. International	2,877	2,877	(290)	—	—	2,587	290	290	(290)	—	—	—
State Street Bank and Trust	388	388	(125)	—	—	263	125	125	(125)	—	—	—
Australia and New Zealand Bank	—	—	—	—	—	—	121	121	—	—	—	$121
Societe Generale	333	333	(6)	—	—	327	6	6	(6)	—	—	—
HSBC Bank	860	860	—	—	—	860	—	—	—	—	—	—
Barclays Capital	453	453	—	—	—	453	—	—	—	—	—	—
Royal Bank of Scotland	29	29	—	—	—	29	—	—	—	—	—	—

Total	$66,372	$66,372	$(480)	$(21,979)	$(39,017)	$4,896	$601	$601	$(480)	—	—	$121

DFA Global Core Plus Real Return Portfolio
Bank of America Corp	$5,461	$5,461	$(20)	—	—	$5,441	$20	$20	$(20)	—	—	—
Deutsche Bank AG	3,160	3,160	—	—	$(2,960)	200	—	—	—	—	—	—
Morgan Stanley and Co. International	711	711	(59)	—	(290)	362	59	59	(59)	—	—	—
Citibank, N.A	115	115	(14)	—	—	101	14	14	(14)	—	—	—
State Street Bank and Trust	181	181	(56)	—	—	125	56	56	(56)	—	—	—
Societe Generale	164	164	—	—	—	164	—	—	—	—	—	—
Bank of New York Mellon	143	143	—	—	—	143	—	—	—	—	—	—
UBS AG	612	612	—	—	—	612	—	—	—	—	—	—
Australia and New Zealand Bank	134	134	(19)	—	—	115	19	19	(19)	—	—	—

Total	$10,681	$10,681	$(168)	—	$(3,250)	$7,263	$168	$168	$(168)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment

190

limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

191

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

L. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Global Fixed Income Portfolio	4	81%
DFA Selectively Hedged Global Fixed Income Portfolio	2	85%
DFA Five-Year Global Fixed Income Portfolio	2	80%
DFA World ex U.S. Government Fixed Income Portfolio	3	83%
DFA Short-Term Government Portfolio	4	89%
DFA Intermediate Government Fixed Income Portfolio	3	86%
DFA Short-Term Extended Quality Portfolio	3	80%
DFA Intermediate-Term Extended Quality Portfolio	2	84%
DFA Targeted Credit Portfolio	2	90%
DFA Global Core Plus Fixed Income Portfolio	4	89%

192

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Investment Grade Portfolio	3	76%
DFA Diversified Fixed Income Portfolio	2	93%
DFA LTIP Portfolio	8	91%
DFA Inflation-Protected Securities Portfolio	3	48%
DFA Short-Duration Real Return Portfolio	3	84%
DFA Global Core Plus Real Return Portfolio	2	95%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

193

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,027.50	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,026.30	0.17%	$0.86

194

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

195

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

196

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Consumer, Cyclical	3.9%
Consumer, Non-cyclical	0.2%
Financials	59.0%
Foreign Government	2.4%
Supranational	2.0%
Technology	2.7%
U.S. Government	27.0%
Utilities	2.8%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

197

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
BONDS — (18.1%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	2,200	$2,190,923
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
#(r)Ω 5.914%, 03/18/26	400	400,468
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.104%, 07/03/25	400	401,608
CDP Financial, Inc. 3.150%, 07/24/24	500	497,254
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.740%, 05/19/25	400	400,589
#(r)Ω 5.749%, 05/19/25	500	500,736
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.753%, 07/07/25	656	656,556
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
#(r)Ω 5.984%, 09/12/25	1,000	1,003,326
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.094%, 03/14/25	1,275	1,280,366
(r) 6.094%, 03/14/25	543	545,285
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 03/13/26	400	402,064
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
#(r) 6.054%, 07/18/25	770	773,250

	Face Amount (000)	Value†
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω 5.963%, 09/12/25	1,700	$1,705,549
FMS Wertmanagement
0.375%, 05/06/24	200	199,887
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r) 5.523%, 09/16/26	700	698,691
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.180%, FRN
(r) 5.534%, 06/15/26	1,500	1,498,665
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 03/16/26	500	500,685
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/17/26	1,296	1,313,535
Kommuninvest I Sverige AB
Ω 1.375%, 05/08/24	1,000	999,315
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 07/15/26	600	608,088
Landeskreditbank Baden-Wuerttemberg Foerderbank 2.000%, 07/23/24	400	396,746
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25	400	402,481
National Australia Bank Ltd., SOFR + 0.860%, FRN
(r) 6.213%, 06/09/25	825	829,465

198

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω 5.733%, 01/12/25	250	$250,202
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
#(r)Ω 6.003%, 12/10/25	350	351,390
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω 6.108%, 05/13/25	270	270,951
Nordea Bank Abp
Ω 0.625%, 05/24/24	1,500	1,495,482
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
#(r)Ω 6.095%, 03/19/27	325	325,818
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26	200	201,279
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24	261	256,117
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26	250	253,913
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24	750	745,921
Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 6.069%, 11/17/25	58	58,214
Westpac Banking Corp., Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.351%, 08/26/25	1,750	1,764,802

TOTAL BONDS		24,179,621

U.S. TREASURY OBLIGATIONS — (26.7%)
U.S. Treasury Bills
(r)∞ 4.566%, 05/14/24	1,000	998,097
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25	13,500	13,515,625
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26	5,450	5,461,972

	Face Amount (000)	Value†
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.446%, 07/31/25	8,165	$8,168,569
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25	3,725	3,728,929
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25	3,808	3,812,371

TOTAL U.S. TREASURY OBLIGATIONS		35,685,563

COMMERCIAL PAPER — (54.2%)
Australia & New Zealand Banking Group Ltd.
Ω 5.437%, 05/16/24	1,500	1,496,448
Ω 5.497%, 07/18/24	1,200	1,186,050
Bank of Montreal
5.447%, 05/01/24	250	249,963
5.889%, 05/01/24	250	249,963
5.492%, 06/26/24	1,000	991,561
BNGBankNV
Ω 5.423%, 05/16/24	1,000	997,632
Caisse d’Amortissement de la Dette Sociale
Ω 5.467%, 07/03/24	925	916,170
Ω 5.507%, 09/17/24	1,625	1,590,749
Caisse des Depots et Consignations
Ω 5.590%, 05/15/24	1,125	1,122,526
Ω 5.434%, 05/31/24	650	647,039
Ω 5.443%, 06/20/24	1,500	1,488,714
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	700	696,290
CDP Financial, Inc.
Ω 5.528%, 09/23/24	400	391,289
Cisco Systems, Inc.
Ω 5.431%, 05/21/24	550	548,269
Ω 5.466%, 05/20/24	3,000	2,991,009
Ω 5.469%, 06/06/24	250	248,613
Cooperatieve Rabobank UA
5.879%, 05/02/24	250	249,927
5.722%, 06/14/24	300	298,020

199

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
DBS Bank Ltd.
Ω 5.446%, 05/14/24	1,925	$1,921,013
DNB Bank ASA
Ω 5.704%, 06/17/24	300	297,886
Ω 5.460%, 06/28/24	2,500	2,478,358
Ω 5.439%, 07/05/24	1,000	990,295
Erste Abwicklungsanstalt
Ω 5.456%, 06/14/24	1,600	1,589,190
Ω 5.429%, 06/21/24	1,000	992,115
Export Development Canada
5.473%, 07/23/24	1,000	987,764
5.475%, 07/25/24	1,500	1,481,214
5.464%, 07/26/24	1,250	1,234,165
FMS Wertmanagement
Ω 5.441%, 05/02/24	300	299,912
Ω 5.491%, 08/01/24	1,000	986,257
Kreditanstalt fuer Wiederaufbau
Ω 5.760%, 05/02/24	250	249,928
L’Oreal USA, Inc.
Ω 5.483%, 07/25/24	1,350	1,332,534
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.788%, 05/23/24	1,500	1,494,898
Ω 5.471%, 05/17/24	250	249,372
Ω 5.466%, 07/15/24	500	494,353
Ω 5.470%, 08/09/24	1,000	985,039
Ω 5.528%, 08/20/24	600	590,059
Microsoft Corp.
Ω 5.390%, 05/01/24	525	524,923
National Securities Clearing Corp.
Ω 5.433%, 06/11/24	2,650	2,633,157
Ω 5.484%, 07/30/24	1,000	986,313
Nederlandse Waterschapsbank NV
Ω 5.445%, 05/06/24	1,000	999,112
Ω 5.429%, 05/17/24	2,000	1,994,958
Novartis Finance Corp.
Ω 5.423%, 05/07/24	1,000	998,969
NRW Bank
Ω 5.450%, 05/22/24	1,200	1,196,113
Ω 5.452%, 06/05/24	650	646,547
Ω 5.468%, 06/10/24	1,950	1,938,199
Province of Alberta
Ω 5.455%, 06/18/24	1,125	1,116,825
Ω 5.446%, 08/02/24	1,200	1,183,308
Ω 5.421%, 05/28/24	1,000	995,864
Province of Quebec
Ω 5.450%, 05/13/24	500	499,042

	Face Amount (000)	Value†
Ω 5.470%, 05/31/24	500	$497,709
PSP Capital, Inc.
Ω 5.630%, 05/09/24	500	499,335
Ω 5.443%, 06/13/24	1,325	1,316,427
Ω 5.453%, 07/19/24	350	345,867
Ω 5.456%, 07/19/24	1,350	1,334,060
Ω 5.462%, 07/23/24	250	246,904
Queensland Treasury Corp.
5.532%, 10/16/24	1,000	975,196
Sanofi SA
Ω 5.457%, 07/10/24	3,050	3,017,834
Ω 5.461%, 07/10/24	750	742,090
Siemens Capital Co. LLC
Ω 5.430%, 05/31/24	1,300	1,294,077
Ω 5.432%, 05/31/24	250	248,861
Ω 5.406%, 06/20/24	1,325	1,315,031
Ω 5.467%, 07/31/24	1,000	986,507
Svensk Exportkredit AB
5.423%, 05/02/24	1,625	1,624,522
Toronto-Dominion Bank
Ω 5.445%, 05/01/24	525	524,923
Ω 5.455%, 05/06/24	300	299,734
Ω 5.466%, 06/10/24	1,600	1,590,350
Ω 5.458%, 06/13/24	1,100	1,092,877
United Overseas Bank Ltd.
Ω 5.721%, 05/16/24	3,000	2,992,883
Ω 5.458%, 06/04/24	650	646,616

TOTAL COMMERCIAL PAPER (Cost $72,332,228)		72,319,717

TOTAL INVESTMENT SECURITIES (Cost $132,132,539)		132,184,901

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 5.250%	909,328	909,328

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	35,707	413,060

TOTAL INVESTMENTS — (100.0%) (Cost $133,454,913)		$133,507,289

200

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$24,179,621	—	$24,179,621
U.S. Treasury Obligations	—	35,685,563	—	35,685,563
Commercial Paper	—	72,319,717	—	72,319,717
Temporary Cash Investments	$909,328	—	—	909,328
Securities Lending Collateral	—	413,060	—	413,060

Total Investments in Securities	$909,328	$132,597,961	—	$133,507,289

See accompanying Notes to Financial Statements.

201

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (8.2%)
Federal Home Loan Bank Discount Notes
∞ 5.518%, 05/03/24	3,380	$3,378,514
∞ 5.400%, 07/24/24	4,000	3,950,842
∞ 5.407%, 08/21/24	3,500	3,442,433

TOTAL AGENCY OBLIGATIONS		10,771,789

U.S. TREASURY OBLIGATIONS — (91.5%)
U.S. Treasury Bills
∞ 1.766%, 05/02/24	2,950	2,949,566
∞ 5.390%, 05/07/24	13,285	13,273,307
∞ 5.369%, 05/09/24	821	819,537
∞ 5.390%, 05/21/24	4,050	4,038,143
∞ 5.404%, 05/23/24	2,060	2,053,353
∞ 5.379%, 05/28/24	2,650	2,639,526
∞ 5.390%, 06/11/24	13,000	12,922,049
∞ 5.394%, 06/18/24	7,250	7,199,153
∞ 5.391%, 07/18/24	3,150	3,114,169
∞ 5.405%, 07/25/24	11,850	11,703,179
∞ 5.373%, 08/01/24	6,300	6,215,354
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25	13,200	13,215,278
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26	12,450	12,477,348
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.446%, 07/31/25	13,860	13,866,058
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25	13,845	13,859,602
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25	40	40,046

TOTAL U.S. TREASURY OBLIGATIONS.		120,385,668

TOTAL INVESTMENT SECURITIES (Cost $131,108,107)		131,157,457

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.250%	363,968	363,968

TOTAL INVESTMENTS — (100.0%) (Cost $131,472,075)		$131,521,425

202

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$10,771,789	—	$10,771,789
U.S. Treasury Obligations	—	120,385,668	—	120,385,668
Temporary Cash Investments	$363,968	—	—	363,968

Total Investments in Securities	$363,968	$131,157,457	—	$131,521,425

See accompanying Notes to Financial Statements.

203

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $405 and $0 of securities on loan, respectively)	$132,185	$131,157
Temporary Cash Investments at Value & Cost	909	364
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $413 and $0, respectively)	413	—
Receivables:
Dividends and Interest	233	9
Fund Shares Sold	70	76
Prepaid Expenses and Other Assets	18	18

Total Assets	133,828	131,624

LIABILITIES:
Payables:
Upon Return of Securities Loaned	413	—
Fund Shares Redeemed	113	—
Due to Advisor	14	11
Accrued Expenses and Other Liabilities	12	15

Total Liabilities	552	26

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$133,276	$131,598

Institutional Class Shares — based on net assets of $133,276 and $131,598, respectively and shares outstanding of 13,783,554 and 13,776,850, respectively, $0.01 Par Value (1)	$9.67	$9.55

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$132,133	$131,108

NET ASSETS CONSIST OF:
Paid-In Capital	$136,891	$137,346
Total Distributable Earnings (Loss)	(3,615)	(5,748)

NET ASSETS	$133,276	$131,598

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

204

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$3,259	$3,694
Income from Securities Lending, Net	3	—

Total Investment Income	3,262	3,694

Fund Expenses
Investment Management Fees	92	69
Accounting & Transfer Agent Fees	19	18
Custodian Fees	2	1
Filing Fees	11	13
Shareholders’ Reports	12	12
Professional Fees	1	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—
Other	3	2

Total Fund Expenses	140	117

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	1

Net Expenses	138	116

Net Investment Income (Loss)	3,124	3,578

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	17	65
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	455	(2)

Net Realized and Unrealized Gain (Loss)	472	63

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,596	$3,641

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
***	Including foreign capital gain taxes of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

205

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,124	$4,228	$3,578	$3,967
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	17	(1,901)	65	(1,728)
Affiliated Investment Companies Shares Sold	—	1	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	455	3,684	(2)	5,017

Net Increase (Decrease) in Net Assets Resulting from Operations	3,596	6,012	3,641	7,256

Distributions:
Institutional Class Shares	(2,660)	(3,657)	(3,285)	(3,419)
Capital Share Transactions (1):
Shares Issued	26,514	84,451	12,480	47,315
Shares Issued in Lieu of Cash Distributions	2,658	3,657	3,281	3,416
Shares Redeemed	(27,304)	(89,760)	(29,643)	(81,408)

Net Increase (Decrease) from Capital Share Transactions	1,868	(1,652)	(13,882)	(30,677)

Total Increase (Decrease) in Net Assets	2,804	703	(13,526)	(26,840)
Net Assets
Beginning of Period	130,472	129,769	145,124	171,964

End of Period	$133,276	$130,472	$131,598	$145,124

(1) Shares Issued and Redeemed:
Shares Issued	2,754	8,881	1,310	5,044
Shares Issued in Lieu of Cash Distributions	277	384	346	363
Shares Redeemed	(2,843)	(9,414)	(3,111)	(8,679)

Net Increase (Decrease) from Shares Issued and Redeemed	188	(149)	(1,455)	(3,272)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

206

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.60		$9.44	$9.94	$9.96	$9.97	$9.91	$9.53		$9.29	$9.75	$9.78	$9.77		$9.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.31	0.11	(—)	0.10	0.23	0.25		0.24	0.08	(0.01)	0.04		0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03		0.13	(0.53)	(0.02)	—	0.07	—		0.21	(0.48)	(0.02)	0.03		0.05

Total from Investment Operations	0.26		0.44	(0.42)	(0.02)	0.10	0.30	0.25		0.45	(0.40)	(0.03)	0.07		0.25

Less Distributions:
Net Investment Income	(0.19)		(0.28)	(0.08)	(—)	(0.11)	(0.24)	(0.23)		(0.21)	(0.06)	—	(0.06)		(0.20)

Total Distributions	(0.19)		(0.28)	(0.08)	—	(0.11)	(0.24)	(0.23)		(0.21)	(0.06)	—	(0.06)		(0.20)

Net Asset Value, End of Period.	$9.67		$9.60	$9.44	$9.94	$9.96	$9.97	$9.55		$9.53 $	9.29	$9.75	$9.78		$9.77

Total Return	2.75	%(B)	4.74%	(4.25%)	(0.18%)	1.00%	3.07%	2.63	%(B)	4.92%	(4.06%)	(0.31%)	0.77%		2.63%

Net Assets, End of Period (thousands)	$133,276		$130,472	$129,769	$96,149	$100,447	$105,173	$131,598		$145,124	$171,964	$165,276	$157,724		$121,148
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.21%	0.22%	0.25%	0.17	%(C)	0.17%	0.17%	0.20%	0.21%		0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.22%	0.21%	0.24%	0.25%	0.25%	0.17	%(C)	0.17%	0.17%	0.21%	0.22	%0.26%
Ratio of Net Investment Income to Average Net Assets	4.77	%(C)	3.22%	1.17%	—	0.98%	2.34%	5.22	%(C)	2.59%	0.88%	(0.08%)	0.45%		2.06%
Portfolio Turnover Rate	40	%(B)	53%	108%	186%	65%	50%	21	%(B)	75%	121%	108%	103%		57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

207

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

208

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.10%

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Two-Year Fixed Income Portfolio (1)	0.21%	—	$2
DFA Two-Year Government Portfolio (1)	0.17%	—	1

209

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Two-Year Government Portfolio was 0.20%.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
DFA Two-Year Fixed Income Portfolio	$13	$6	$8	$2	$29
DFA Two-Year Government Portfolio	—	—	6	1	7

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $11 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$2
DFA Two-Year Government Portfolio	3

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$23,061	$11,414	$7,586	$46,467
DFA Two-Year Government Portfolio	12,463	34,545	—	—

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

210

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$311	$12,299	$12,197	—	—	$413	36	$26	—

Total	$311	$12,299	$12,197	—	—	$413	36	$26	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2022	$1,088	—	—	$1,088
2023	3,657	—	—	3,657
DFA Two-Year Government Portfolio
2022	1,120	—	—	1,120
2023	3,419	—	—	3,419

211

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(423)	—	$(423)
DFA Two-Year Government Portfolio	(236)	—	(236)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$326	—	$(4,427)	$(446)	$(4,547)
DFA Two-Year Government Portfolio	509	—	(6,662)	51	(6,102)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$4,427	$4,427
DFA Two-Year Government Portfolio	6,662	6,662

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$133,498	$82	$(29)	$53
DFA Two-Year Government Portfolio	131,472	51	(2)	49

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

212

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

H. Securities Lending:

As of April 30, 2024, the DFA Two-Year Fixed Income Portfolio had securities on loan to brokers/dealers, for which it received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

213

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

K. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	3	94%
DFA Two-Year Government Portfolio	3	98%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

214

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

215

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

216

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

217

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

218

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

219

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

220

DFA043024-002S 00299852

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global Allocation 60/40 Portfolio

Global Allocation 25/75 Portfolio

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Global Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2024
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value 11/01/23	Value 04/30/24	Expense Ratio (1)	During Period (1)
Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,194.80	0.26%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31
Global Allocation 60/40 Portfolio (2)
Actual Fund Return	$1,000.00	$1,130.30	0.24%	$1.27
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
Global Allocation 25/75 Portfolio (2)
Actual Fund Return	$1,000.00	$1,071.00	0.24%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global Allocation 60/40 Portfolio	100.0%
Global Allocation 25/75 Portfolio	100.0%

4

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	136,258,525	$4,625,976,936
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	108,083,255	1,683,937,107
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	40,667,086	1,541,689,235
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,723,201	711,242,111
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,602,147	128,308,489
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	13,554,156	47,168,461

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,989,897,056)		$8,738,322,339

Summary of the Global Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,738,322,339	—	—	$8,738,322,339

TOTAL	$8,738,322,339	—	—	$8,738,322,339

See accompanying Notes to Financial Statements.

5

GLOBAL ALLOCATION 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	34,727,064	$1,178,983,807
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	60,478,849	559,429,351
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	27,730,376	432,039,258
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	10,424,008	395,174,151
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	35,778,030	371,375,953
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,924,391	187,691,788
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	8,000,784	185,218,158
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	18,061,786	183,146,504
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	11,239,335	93,398,876
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,489,288	90,495,810
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	966,433	34,424,328
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,665,344	12,755,398

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,464,336,424)		$3,724,133,382

Summary of the Global Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,724,133,382	—	—	$3,724,133,382

TOTAL	$3,724,133,382	—	—	$3,724,133,382

See accompanying Notes to Financial Statements.

6

GLOBAL ALLOCATION 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	21,580,309	$212,566,046
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	20,476,537	212,546,453
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	2,742,844	93,119,557
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,263,644	77,430,446
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,149,331	33,486,582
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	801,547	30,386,649
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	3,368,584	27,992,933
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	606,795	14,047,296
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	71,091	2,532,269
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	264,819	921,568

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $604,292,130)		$705,029,799

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $79,582)	79,582	79,582

TOTAL INVESTMENTS — (100.0%) (Cost $604,371,712)		$705,109,381

Summary of the Global Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$705,029,799	—	—	$705,029,799
Temporary Cash Investments	79,582	—	—	79,582

TOTAL	$705,109,381	—	—	$705,109,381

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Global	Global
	Global Equity	Allocation	Allocation
	Portfolio	60/40 Portfolio	25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$8,738,322	$3,724,133	$705,030
Temporary Cash Investments at Value & Cost	—	—	80
Receivables:
Affiliated Investment Companies Sold	4,332	2,328	—
Dividends and Interest	14	1	2
Fund Shares Sold	2,681	820	194
Prepaid Expenses and Other Assets	41	25	15

Total Assets	8,745,390	3,727,307	705,321

LIABILITIES:
Payables:
Fund Shares Redeemed	6,178	2,053	1,124
Due to Advisor	241	89	21
Line of Credit	1,388	698	—
Accrued Expenses and Other Liabilities	186	68	22

Total Liabilities	7,993	2,908	1,167

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,737,397	$3,724,399	$704,154

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,737,397; $3,724,399 and $704,154, respectively and shares outstanding of 276,567,083, 180,319,585 and 50,593,560, respectively, $0.01 Par Value (1)	$31.59	$20.65	$13.92

(1) NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	300,000,000

Investments in Affiliated Investment Companies at Cost	$3,989,897	$2,464,336	$604,292

NET ASSETS CONSIST OF:
Paid-In Capital	$4,097,004	$2,424,919	$597,466
Total Distributable Earnings (Loss)	4,640,393	1,299,480	106,688

NET ASSETS	$8,737,397	$3,724,399	$704,154

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Global	Global
	Global Equity	Allocation	Allocation
	Portfolio	60/40 Portfolio	25/75 Portfolio
Investment Income
Dividends	$32	$14	$4
Income Distributions Received from Affiliated Investment Companies	78,296	59,736	10,857

Total Investment Income	78,328	59,750	10,861

Fund Expenses
Investment Management Fees	8,491	3,516	644
Accounting & Transfer Agent Fees	670	275	64
Custodian Fees	1	1	1
Shareholder Servicing Fees
Filing Fees	40	21	15
Shareholders’ Reports	104	45	14
Directors’/Trustees’ Fees & Expenses	29	13	3
Professional Fees	51	23	4
Other	77	46	12

Total Fund Expenses	9,463	3,940	757

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	7,268	3,031	520

Net Expenses	2,195	909	237

Net Investment Income (Loss)	76,133	58,841	10,624

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	18,809	5,088	417
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	57,291	78,857	16,104
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,308,632	304,991	22,771

Net Realized and Unrealized Gain (Loss)	1,384,732	388,936	39,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,460,865	$447,777	$49,916

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			Global Allocation 60/40		Global Allocation 25/75
	Global Equity Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$76,133	$144,910	$58,841	$68,315	$10,624	$21,271
Capital Gain Distributions Received from Affiliated Investment Companies	18,809	143,869	5,088	41,878	417	3,844
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	57,291	26,288	78,857	59,568	16,104	10,057
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,308,632	272,895	304,991	69,804	22,771	5,027

Net Increase (Decrease) in Net Assets Resulting from Operations	1,460,865	587,962	447,777	239,565	49,916	40,199

Distributions:
Institutional Class Shares	(230,871)	(364,994)	(156,603)	(164,647)	(24,577)	(24,147)
Capital Share Transactions:
Shares Issued	518,281	1,144,821	223,049	440,304	36,697	82,064
Shares Issued in Lieu of Cash Distributions	228,839	361,981	153,453	161,764	24,522	24,113
Shares Issued upon Conversion from Class R2	—	3,458	—	2,517	—	—
Shares Redeemed	(803,244)	(1,518,776)	(413,257)	(781,476)	(107,570)	(205,530)

Net Increase (Decrease) from Capital Share Transactions	(56,124)	(8,516)	(36,755)	(176,891)	(46,351)	(99,353)

Total Increase (Decrease) in Net Assets	1,173,870	214,452	254,419	(101,973)	(21,012)	(83,301)
Net Assets
Beginning of Period	7,563,527	7,349,075	3,469,980	3,571,953	725,166	808,467

End of Period	$8,737,397	$7,563,527	$3,724,399	$3,469,980	$704,154	$725,166

(1) Shares Issued and Redeemed:
Shares Issued	16,847	41,095	10,982	22,717	2,658	6,058
Shares Issued in Lieu of Cash Distributions	7,637	13,180	7,739	8,477	1,806	1,794
Shares Issued upon Conversion from Class R2	—	121	—	128	—	—
Shares Redeemed	(26,218)	(54,353)	(20,343)	(40,313)	(7,803)	(15,184)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,734)	43	(1,622)	(8,991)	(3,339)	(7,332)

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio							Global Allocation 60/40 Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.18		$26.41	$32.62	$23.39	$23.57	$22.01	$19.07		$18.71	$22.61	$18.74 $	18.51	$17.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.51	0.57	0.46	0.39	0.46	0.32		0.36	0.40	0.25	0.35	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	4.98		1.58	(5.36)	9.49	(0.06)	1.69	2.13		0.87	(3.18)	4.33	0.36	1.10

Total from Investment Operations	5.25		2.09	(4.79)	9.95	0.33	2.15	2.45		1.23	(2.78)	4.58	0.71	1.53

Less Distributions:
Net Investment Income	(0.28)		(0.52)	(0.57)	(0.46)	(0.39)	(0.46)	(0.32)		(0.34)	(0.40)	(0.26)	(0.35)	(0.44)
Net Realized Gains	(0.56)		(0.80)	(0.85)	(0.26)	(0.12)	(0.13)	(0.55)		(0.53)	(0.72)	(0.45)	(0.13)	(0.07)

Total Distributions	(0.84)		(1.32)	(1.42)	(0.72)	(0.51)	(0.59)	(0.87)		(0.87)	(1.12)	(0.71)	(0.48)	(0.51)

Net Asset Value, End of Period	$31.59		$27.18	$26.41	$32.62	$23.39	$23.57	$20.65		$19.07	$18.71	$22.61 $	18.74	$18.51

Total Return	19.48	%(B)	7.90%	(15.15%)	42.97%	1.48%	10.03%	13.03	%(B)	6.62%	(12.85%)	24.80%	3.88%	9.01%

Net Assets, End of Period (thousands)	$8,737,397		$7,563,527	$7,341,594	$9,096,707	$6,958,558	$7,530,106	$3,724,399		$3,469,980	$3,569,416	$4,553,922	$3,814,321	$4,242,376
Ratio of Expenses to Average Net Assets *(C)	0.26	%(D)	0.25%	0.25%	0.26%	0.30%	0.32%	0.24	%(D)	0.25%	0.24%	0.25%	0.27%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed by Advisor) *(C)	0.43	%(D)	0.43%	0.43%	0.45%	0.52%	0.58%	0.40	%(D)	0.42%	0.41%	0.43%	0.47%	0.51%
Ratio of Net Investment Income to Average Net Assets	1.79	%(D)	1.83%	1.95%	1.54%	1.70%	2.04%	3.18	%(D)	1.87%	1.95%	1.18%	1.92%	2.43%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.21%	0.21%	0.22%	0.24%	0.26%	0.20	%(D)	0.20%	0.20%	0.21%	0.23%	0.24%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period	$13.45		$13.20	$15.03	$13.99	$13.74	$13.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.37	0.24	0.16	0.23	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.75		0.29	(1.51)	1.22	0.32	0.54

Total from Investment Operations	0.95		0.66	(1.27)	1.38	0.55	0.87

Less Distributions:
Net Investment Income	(0.21)		(0.32)	(0.24)	(0.16)	(0.23)	(0.33)
Net Realized Gains	(0.27)		(0.09)	(0.32)	(0.18)	(0.07)	(0.06)

Total Distributions	(0.48)		(0.41)	(0.56)	(0.34)	(0.30)	(0.39)

Net Asset Value, End of Period	$13.92		$13.45	$13.20	$15.03	$13.99	$13.74

Total Return	7.10	%(B)	5.06%	(8.72%)	10.01%	4.05%	6.73%

Net Assets, End of Period (thousands)	$704,154		$725,166	$807,967	$1,071,186	$908,873	$895,437
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.39	%(D)	0.39%	0.40%	0.40%	0.42%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.97	%(D)	2.70%	1.73%	1.11%	1.67%	2.44%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.17	%(D)	0.18%	0.18%	0.19%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers ten portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”), are presented in this report. The remaining operational portfolios are presented in separate reports.

The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Global Funds are “Funds of Funds” that achieve their investment objectives by allocating their assets among other portfolios within DFA Investment Dimensions Group Inc. (“IDG”) (collectively, the “Underlying Funds”). The Global Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not included in this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2024, the Global Funds were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 04/30/24
Global Equity Portfolio	U.S. Core Equity 1 Portfolio (IDG)	5%
	U.S. Core Equity 2 Portfolio (IDG)	15%
	DFA Real Estate Securities Portfolio (IDG)	2%
	International Core Equity Portfolio (IDG)	5%
	Emerging Markets Core Equity Portfolio (IDG)	3%
	DFA International Real Estate Securities Portfolio (IDG)	1%

Global Allocation 60/40 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	1%
	U.S. Core Equity 2 Portfolio (IDG)	4%
	DFA Real Estate Securities Portfolio (IDG)	1%
	International Core Equity Portfolio (IDG)	1%
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	57%
	Emerging Markets Core Equity Portfolio (IDG)	1%
	DFA Five-Year Global Fixed Income Portfolio (IDG)	2%
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	6%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	10%
	DFA Global Core Plus Fixed Income Portfolio (IDG)	8%

13

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 04/30/24
	DFA International Real Estate Securities Portfolio (IDG)	—

Global Allocation 25/75 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	5%
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	4%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	3%
	DFA International Real Estate Securities Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Global Fund’s own assumptions in determining the fair value of investments)

A valuation hierarchy table is included at the end of the Global Funds’ Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

14

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. For the six months ended April 30, 2024, the Global Funds’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Global Equity Portfolio	0.20%
Global Allocation 60/40 Portfolio	0.19%
Global Allocation 25/75 Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2025 and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund’s Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund on an annualized basis (the “Annualized Expense Ratio”), to the Total Management Fee Limits listed below based on a percentage of average net assets of a class of a Global Fund on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund’s management fee to the Advisor.

During the six months ended April 30, 2024, the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the Total Management Fee Limit listed below for such class of the Global Fund, the Advisor retains the right to recover fees previously waived to the extent that the Annualized Expense Ratio

15

following such recovery would be less than the Total Management Fee Limit that was in place when such prior year fees were waived, and less than the current Total Management Fee Limit in place for the Global Fund. The recovered previously assumed expenses during the six months ended April 30, 2024 and assumed expenses during the six months ended April 30, 2024, are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

	Total		Recovery
	Management		of Previously
Institutional Class Shares	Fee Limit		Assumed Expenses	Assumed Expenses
Global Equity Portfolio	0.20	%*	—	$7,268
Global Allocation 60/40 Portfolio	0.19	%*	—	3,031
Global Allocation 25/75 Portfolio	0.18	%**	—	520

*	Effective February 28, 2021.
**	Effective February 28, 2020.

From February 28, 2020 to February 27, 2021, the Total Management Fee Limit in the Fee Waiver Agreement was 0.23% of the average net assets of a class of the Global Equity Portfolio and 0.20% of the average net assets of a class of the Global Allocation 60/40 Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Total Management Fee Limit in the Fee Waiver Agreement was 0.27% of the average net assets of a class of the Global Equity Portfolio, 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $11 (in thousands). The total related amount paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$20
Global Allocation 60/40 Portfolio	21
Global Allocation 25/75 Portfolio	6

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Global Funds’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

16

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$3,956,503	$87,661	$192,995	$24,457	$750,351	$4,625,977	136,259	$29,140	$18,210
International Core Equity Portfolio	1,498,846	45,062	86,595	11,101	215,524	1,683,938	108,083	21,489	—
U.S. Core Equity 1 Portfolio	1,321,857	18,425	64,355	21,904	243,858	1,541,689	40,667	11,084	—
Emerging Markets Core Equity Portfolio	626,014	27,221	28,726	401	86,332	711,242	30,723	10,939	—
DFA Real Estate Securities Portfolio	119,503	3,929	4,237	(30)	9,143	128,308	3,602	3,227	599
DFA International Real Estate Securities Portfolio	42,622	3,276	1,612	(542)	3,424	47,168	13,554	2,417	—

Total	$7,565,345	$185,574	$378,520	$57,291	$1,308,632	$8,738,322	332,888	$78,296	$18,809

Global Allocation 60/40 Portfolio
U.S. Core Equity 2 Portfolio	$1,075,056	$16,245	$120,799	$49,097	$159,385	$1,178,984	34,727	$7,668	$4,923
DFA Selectively Hedged Global Fixed Income Portfolio	528,829	36,781	3,393	(156)	(2,632)	559,429	60,479	20,211	—
International Core Equity Portfolio	406,632	6,411	42,197	9,333	51,860	432,039	27,730	5,827	—
U.S. Core Equity 1 Portfolio	358,119	3,324	37,983	19,940	51,774	395,174	10,424	2,956	—
DFA Short-Term Extended Quality Portfolio	355,768	11,103	1,117	(43)	5,665	371,376	35,778	5,818	—
DFA Global Core Plus Fixed Income Portfolio	176,319	4,788	1,246	(15)	7,846	187,692	20,925	4,788	—
Emerging Markets Core Equity Portfolio	170,133	2,969	11,108	891	22,333	185,218	8,001	2,969	—
DFA Five-Year Global Fixed Income Portfolio	179,821	4,486	1,609	(76)	525	183,147	18,062	4,486	—
DFA World ex U.S. Government Fixed Income Portfolio	88,502	2,471	101	(22)	2,549	93,399	11,239	2,470	—
DFA Inflation-Protected Securities Portfolio	87,255	980	13	(1)	2,275	90,496	8,489	980	—
DFA Real Estate Securities Portfolio	32,531	1,050	1,683	117	2,409	34,424	967	885	165
DFA International Real Estate Securities Portfolio	11,737	678	454	(208)	1,002	12,755	3,665	678	—

Total	$3,470,702	$91,286	$221,703	$78,857	$304,991	$3,724,133	240,486	$59,736	$5,088

17

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Global Allocation 25/75 Portfolio
DFA Two-Year Global Fixed Income Portfolio	$219,042	$5,760	$14,218	$(276)	$2,258	$212,566	21,580	$4,086	—
DFA Short-Term Extended Quality Portfolio	219,042	4,463	14,328	(411)	3,780	212,546	20,476	3,458	—
U.S. Core Equity 2 Portfolio	92,361	3,776	20,330	10,486	6,829	93,122	2,743	610	$404
DFA Inflation-Protected Securities Portfolio	81,102	1,782	7,589	(599)	2,733	77,429	7,264	865	—
International Core Equity Portfolio	35,309	611	7,496	2,557	2,505	33,486	2,149	472	—
U.S. Core Equity 1 Portfolio	30,716	355	6,608	4,342	1,582	30,387	802	234	—
DFA World ex U.S. Government Fixed Income Portfolio	29,743	835	3,463	(488)	1,366	27,993	3,369	766	—
Emerging Markets Core Equity Portfolio	14,797	242	2,898	440	1,466	14,047	607	241	—
DFA Real Estate Securities Portfolio	2,795	84	582	107	128	2,532	71	71	13
DFA International Real Estate Securities Portfolio	993	55	196	(54)	124	922	265	54	—

Total	$725,900	$17,963	$77,708	$16,104	$22,771	$705,030	59,326	$10,857	$417

F. Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be passive foreign investment companies, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Global Equity Portfolio
2022	$159,606	$237,514	—	$397,120
2023	144,623	220,370	—	364,993
Global Allocation 60/40 Portfolio
2022	78,765	143,772	—	222,537

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2023	$63,750	$100,897	—	$164,647
Global Allocation 25/75 Portfolio
2022	15,845	22,202	—	38,047
2023	19,075	5,072	—	24,147

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio	$(5,786)	$(9,676)	$(15,462)
Global Allocation 60/40 Portfolio	(6,457)	(4,277)	(10,734)
Global Allocation 25/75 Portfolio	(2,150)	(119)	(2,269)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Equity Portfolio	—	$154,346	—	$3,256,077	$3,410,423
Global Allocation 60/40 Portfolio	—	98,905	—	909,275	1,008,180
Global Allocation 25/75 Portfolio	$799	13,891	—	66,665	81,355

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2023, the Global Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$4,173,613	$4,761,325	$(12,900)	$4,748,425
Global Allocation 60/40 Portfolio	2,509,867	1,337,331	(77,534)	1,259,797
Global Allocation 25/75 Portfolio	615,674	113,643	(12,905)	100,738

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

19

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Global Fund’s tax positions and has concluded that no additional provision for income tax is required in any Global Fund’s financial statements. No Global Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Global Equity Portfolio	6.08%	$1,636	93	$26	$9,087	$1,388
Global Allocation 60/40 Portfolio	6.08%	1,066	111	20	6,196	698
Global Allocation 25/75 Portfolio	6.08%	449	74	6	1,815	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Global Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

20

The Global Funds did not use the interfund lending program during the six months ended April 30, 2024.

H. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares of the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio converted into Institutional Class shares of the respective Global Fund (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of a Global Fund received Institutional Class shares of the respective Global Fund in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in a Global Fund was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following each Recapitalization, the Class R shares of each Global Fund have ceased operations. See the Statements of Changes for activity related to each Recapitalization.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Global Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Global Funds until the 2024 annual shareholder reports, and will have no effect on the Global Funds’ accounting policies or financial statements.

K. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Global Funds’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Global Equity Portfolio	2	76%
Global Allocation 60/40 Portfolio	3	80%
Global Allocation 25/75 Portfolio	3	86%

The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West).

21

Although management currently believes that resolving claims against the Global Funds, individually or in aggregate, will not have a material adverse impact on the Global Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

24

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

25

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

26

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

27

DFA043024-007S 00299857

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Large Company Portfolio	Series of Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio III

The DFA International Value Series	Master fund for DFA International Value Portfolio and DFA International Value Portfolio III

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II

U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (9.1%)
*	Alphabet, Inc., Class A	1,564,642	$254,692,425
*	Alphabet, Inc., Class C	1,309,971	215,673,625
	AT&T, Inc.	1,899,091	32,075,647
*	Charter Communications, Inc., Class A	26,131	6,687,968
	Comcast Corp., Class A	1,051,321	40,065,843
	Electronic Arts, Inc.	64,234	8,146,156
	Fox Corp., Class A	62,211	1,929,163
	Fox Corp., Class B	34,037	976,181
	Interpublic Group of Cos., Inc.	100,908	3,071,640
*	Live Nation Entertainment, Inc.	37,933	3,372,623
*	Match Group, Inc.	72,852	2,245,299
	Meta Platforms, Inc., Class A	583,924	251,186,587
*	Netflix, Inc.	114,916	63,277,346
	News Corp., Class A	101,442	2,414,320
	News Corp., Class B	30,512	748,764
	Omnicom Group, Inc.	52,816	4,903,437
	Paramount Global, Class B	130,276	1,483,844
*	Take-Two Interactive Software, Inc.	42,257	6,034,722
	T-Mobile U.S., Inc.	138,897	22,802,721
	Verizon Communications, Inc.	1,115,925	44,067,878
	Walt Disney Co.	487,112	54,118,143
*	Warner Bros Discovery, Inc.	590,771	4,348,075

TOTAL COMMUNICATION SERVICES			1,024,322,407

CONSUMER DISCRETIONARY — (10.3%)
*	Airbnb, Inc., Class A	115,393	18,297,868
*	Amazon.com, Inc.	2,426,369	424,614,575
*	Aptiv PLC	73,509	5,219,139
*	AutoZone, Inc.	4,574	13,522,574
	Bath & Body Works, Inc.	60,507	2,748,228
	Best Buy Co., Inc.	50,561	3,723,312
	Booking Holdings, Inc.	9,266	31,986,510
	BorgWarner, Inc.	62,169	2,037,278
*	Caesars Entertainment, Inc.	57,806	2,070,611
# *	CarMax, Inc.	41,969	2,852,633
*	Carnival Corp.	267,301	3,961,401
*	Chipotle Mexican Grill, Inc.	7,266	22,957,654
	Darden Restaurants, Inc.	31,945	4,900,682
*	Deckers Outdoor Corp.	6,765	5,536,950
	Domino’s Pizza, Inc.	9,183	4,860,286
	DR Horton, Inc.	79,445	11,320,118
	eBay, Inc.	138,158	7,120,663
*	Etsy, Inc.	32,487	2,230,882
*	Expedia Group, Inc.	34,350	4,624,541
	Ford Motor Co.	1,035,134	12,576,878
	Garmin Ltd.	40,687	5,878,051
	General Motors Co.	307,517	13,693,732
	Genuine Parts Co.	37,238	5,854,186
	Hasbro, Inc.	34,180	2,095,234
	Hilton Worldwide Holdings, Inc.	66,707	13,159,957
	Home Depot, Inc.	264,275	88,325,990
	Las Vegas Sands Corp.	97,096	4,307,179
	Lennar Corp., Class A	65,732	9,966,286

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	71,463	$3,082,199
	Lowe’s Cos., Inc.	152,574	34,785,346
*	Lululemon Athletica, Inc.	30,593	11,031,836
	Marriott International, Inc., Class A	65,648	15,501,462
	McDonald’s Corp.	192,623	52,593,784
*	MGM Resorts International	72,372	2,854,352
*	Mohawk Industries, Inc.	13,808	1,592,339
	NIKE, Inc., Class B	323,307	29,828,304
# *	Norwegian Cruise Line Holdings Ltd.	115,275	2,181,003
*	NVR, Inc.	847	6,300,706
*	O’Reilly Automotive, Inc.	15,666	15,873,731
	Pool Corp.	10,263	3,720,645
	PulteGroup, Inc.	56,041	6,244,088
	Ralph Lauren Corp.	10,466	1,712,656
	Ross Stores, Inc.	89,490	11,593,429
*	Royal Caribbean Cruises Ltd.	62,359	8,707,187
	Starbucks Corp.	300,446	26,586,467
	Tapestry, Inc.	60,810	2,427,535
*	Tesla, Inc.	735,704	134,839,829
	TJX Cos., Inc.	302,388	28,451,687
	Tractor Supply Co.	28,746	7,849,958
*	Ulta Beauty, Inc.	12,801	5,182,357
	Wynn Resorts Ltd.	25,282	2,317,095
	Yum! Brands, Inc.	74,301	10,495,016

TOTAL CONSUMER DISCRETIONARY			1,156,196,409

CONSUMER STAPLES — (6.1%)
	Altria Group, Inc.	467,823	20,495,326
	Archer-Daniels-Midland Co.	141,587	8,305,493
	Brown-Forman Corp., Class B	47,999	2,296,752
	Bunge Global SA	38,785	3,946,762
	Campbell Soup Co.	52,825	2,414,631
	Church & Dwight Co., Inc.	65,700	7,088,373
	Clorox Co.	33,194	4,908,397
	Coca-Cola Co.	1,033,283	63,825,891
	Colgate-Palmolive Co.	218,304	20,066,504
	Conagra Brands, Inc.	127,207	3,915,431
	Constellation Brands, Inc., Class A	42,510	10,774,585
	Costco Wholesale Corp.	117,825	85,175,692
	Dollar General Corp.	58,324	8,118,117
*	Dollar Tree, Inc.	54,703	6,468,630
	Estee Lauder Cos., Inc., Class A	61,835	9,071,813
	General Mills, Inc.	150,956	10,636,360
	Hershey Co.	39,747	7,707,738
	Hormel Foods Corp.	78,078	2,776,454
	J M Smucker Co.	28,235	3,242,790
	Kellanova	70,510	4,079,709
	Kenvue, Inc.	455,347	8,569,630
	Keurig Dr Pepper, Inc.	276,214	9,308,412
	Kimberly-Clark Corp.	89,214	12,180,387
	Kraft Heinz Co.	211,323	8,159,181
	Kroger Co.	175,448	9,716,310
	Lamb Weston Holdings, Inc.	38,823	3,235,509
	McCormick & Co., Inc.	66,535	5,060,652
	Molson Coors Beverage Co., Class B	48,609	2,783,351
	Mondelez International, Inc., Class A	356,965	25,680,062
*	Monster Beverage Corp.	195,801	10,465,563
	PepsiCo, Inc.	364,981	64,203,808
	Philip Morris International, Inc.	412,316	39,145,281

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Procter & Gamble Co.	624,797	$101,966,870
	Sysco Corp.	132,371	9,837,813
	Target Corp.	122,710	19,753,856
	Tyson Foods, Inc., Class A	75,183	4,559,849
	Walgreens Boots Alliance, Inc.	189,067	3,352,158
	Walmart, Inc.	1,136,707	67,463,560

TOTAL CONSUMER STAPLES			690,757,700

ENERGY — (4.1%)
	APA Corp.	96,147	3,022,862
	Baker Hughes Co.	265,958	8,675,550
	Chevron Corp.	460,569	74,275,963
	ConocoPhillips	312,876	39,303,483
	Coterra Energy, Inc.	201,103	5,502,178
	Devon Energy Corp.	170,174	8,709,505
	Diamondback Energy, Inc.	47,508	9,555,284
	EOG Resources, Inc.	154,761	20,448,571
#	EQT Corp.	109,953	4,408,016
	Exxon Mobil Corp.	1,054,387	124,702,351
	Halliburton Co.	236,660	8,867,650
	Hess Corp.	72,789	11,463,540
	Kinder Morgan, Inc.	511,833	9,356,307
	Marathon Oil Corp.	156,237	4,194,963
	Marathon Petroleum Corp.	97,782	17,768,945
	Occidental Petroleum Corp.	174,796	11,561,007
	ONEOK, Inc.	155,092	12,270,879
	Phillips 66	114,129	16,344,414
	Pioneer Natural Resources Co.	62,161	16,741,201
	Schlumberger NV	378,569	17,974,456
	Targa Resources Corp.	58,759	6,702,052
	Valero Energy Corp.	90,128	14,408,763
	Williams Cos., Inc.	321,665	12,339,069

TOTAL ENERGY			458,597,009

FINANCIALS — (13.1%)
	Aflac, Inc.	139,925	11,704,726
	Allstate Corp.	69,545	11,826,823
	American Express Co.	151,645	35,489,479
	American International Group, Inc.	185,806	13,993,050
	Ameriprise Financial, Inc.	26,540	10,928,907
	Aon PLC, Class A	53,034	14,956,118
*	Arch Capital Group Ltd.	98,924	9,253,351
	Arthur J Gallagher & Co.	57,350	13,459,471
	Assurant, Inc.	13,995	2,440,728
	Bank of America Corp.	1,828,278	67,664,569
	Bank of New York Mellon Corp.	202,012	11,411,658
*	Berkshire Hathaway, Inc., Class B	483,084	191,653,915
	BlackRock, Inc.	37,064	27,969,977
	Blackstone, Inc.	190,647	22,231,347
	Brown & Brown, Inc.	62,351	5,084,100
	Capital One Financial Corp.	100,758	14,451,720
	Cboe Global Markets, Inc.	28,104	5,091,040
	Charles Schwab Corp.	395,024	29,212,025
	Chubb Ltd.	107,566	26,745,210
	Cincinnati Financial Corp.	41,539	4,805,647
	Citigroup, Inc.	505,486	31,001,456
	Citizens Financial Group, Inc.	124,072	4,232,096
	CME Group, Inc.	95,434	20,006,784

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Comerica, Inc.	35,880	$1,800,100
*	Corpay, Inc.	19,086	5,766,644
	Discover Financial Services	66,009	8,365,321
	Everest Group Ltd.	11,454	4,196,860
	FactSet Research Systems, Inc.	10,149	4,231,017
	Fidelity National Information Services, Inc.	157,196	10,676,752
	Fifth Third Bancorp	180,722	6,589,124
*	Fiserv, Inc.	159,255	24,313,461
	Franklin Resources, Inc.	80,542	1,839,579
	Global Payments, Inc.	69,402	8,520,483
	Globe Life, Inc.	22,443	1,709,483
	Goldman Sachs Group, Inc.	86,570	36,940,285
	Hartford Financial Services Group, Inc.	79,341	7,687,349
	Huntington Bancshares, Inc.	385,898	5,198,046
	Intercontinental Exchange, Inc.	151,734	19,537,270
	Invesco Ltd.	121,478	1,721,343
	Jack Henry & Associates, Inc.	19,591	3,187,260
	JPMorgan Chase & Co.	767,617	147,182,884
	KeyCorp.	247,177	3,581,595
	Loews Corp.	47,698	3,584,505
	M&T Bank Corp.	44,367	6,406,151
	MarketAxess Holdings, Inc.	9,893	1,979,490
	Marsh & McLennan Cos., Inc.	130,689	26,063,307
	Mastercard, Inc., Class A	219,069	98,843,933
	MetLife, Inc.	163,379	11,612,979
	Moody’s Corp.	41,709	15,446,094
	Morgan Stanley	332,759	30,227,828
	MSCI, Inc.	21,088	9,822,579
	Nasdaq, Inc.	101,340	6,065,199
	Northern Trust Corp.	54,677	4,504,838
*	PayPal Holdings, Inc.	284,550	19,326,636
	PNC Financial Services Group, Inc.	105,824	16,218,586
	Principal Financial Group, Inc.	57,612	4,559,414
	Progressive Corp.	155,262	32,333,311
	Prudential Financial, Inc.	96,267	10,635,578
	Raymond James Financial, Inc.	50,040	6,104,880
	Regions Financial Corp.	244,921	4,719,628
	S&P Global, Inc.	85,267	35,456,577
	State Street Corp.	79,709	5,778,105
	Synchrony Financial	107,922	4,746,410
	T Rowe Price Group, Inc.	59,203	6,486,873
	Travelers Cos., Inc.	60,704	12,878,961
	Truist Financial Corp.	353,523	13,274,789
	U.S. Bancorp	412,700	16,768,001
#	Visa, Inc., Class A	419,951	112,803,038
	W R Berkley Corp.	53,800	4,140,986
	Wells Fargo & Co.	955,707	56,692,539
	Willis Towers Watson PLC	27,221	6,836,282

TOTAL FINANCIALS			1,472,976,550

HEALTH CARE — (12.2%)
	Abbott Laboratories	461,034	48,855,773
	AbbVie, Inc.	468,821	76,249,047
††	Abiomed, Inc.	13,246	206,770
	Agilent Technologies, Inc.	78,134	10,707,483
*	Align Technology, Inc.	18,945	5,349,689
	Amgen, Inc.	142,021	38,905,233
	Baxter International, Inc.	134,446	5,427,585
	Becton Dickinson & Co.	76,643	17,980,448

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Biogen, Inc.	38,701	$8,313,749
*	Bio-Rad Laboratories, Inc., Class A	5,504	1,484,704
	Bio-Techne Corp.	41,769	2,640,218
*	Boston Scientific Corp.	389,336	27,981,578
	Bristol-Myers Squibb Co.	540,705	23,758,578
	Cardinal Health, Inc.	64,936	6,691,005
*	Catalent, Inc.	47,930	2,676,890
	Cencora, Inc.	43,752	10,458,916
*	Centene Corp.	141,352	10,327,177
*	Charles River Laboratories International, Inc.	13,409	3,070,661
	Cigna Group	77,618	27,712,731
	Cooper Cos., Inc.	52,863	4,707,979
	CVS Health Corp.	333,701	22,594,895
	Danaher Corp.	174,655	43,073,416
*	DaVita, Inc.	14,115	1,962,126
*	Dexcom, Inc.	102,240	13,024,354
*	Edwards Lifesciences Corp.	160,489	13,588,604
	Elevance Health, Inc.	62,395	32,980,749
	Eli Lilly & Co.	211,727	165,379,960
*	GE HealthCare Technologies, Inc.	108,277	8,255,038
	Gilead Sciences, Inc.	330,614	21,556,033
	HCA Healthcare, Inc.	52,717	16,332,781
*	Henry Schein, Inc.	34,785	2,409,905
*	Hologic, Inc.	61,700	4,675,009
	Humana, Inc.	32,380	9,781,674
*	IDEXX Laboratories, Inc.	21,954	10,818,053
*	Illumina, Inc.	42,396	5,216,828
*	Incyte Corp.	48,881	2,544,256
*	Insulet Corp.	18,797	3,231,956
*	Intuitive Surgical, Inc.	93,493	34,650,376
*	IQVIA Holdings, Inc.	48,382	11,213,496
	Johnson & Johnson	639,207	92,422,940
	Laboratory Corp. of America Holdings	22,389	4,508,473
	McKesson Corp.	34,889	18,742,720
	Medtronic PLC	352,796	28,308,351
	Merck & Co., Inc.	672,872	86,948,520
*	Mettler-Toledo International, Inc.	5,686	6,992,074
*	Moderna, Inc.	88,354	9,746,330
*	Molina Healthcare, Inc.	15,522	5,310,076
	Pfizer, Inc.	1,499,374	38,413,962
	Quest Diagnostics, Inc.	29,572	4,086,259
*	Regeneron Pharmaceuticals, Inc.	28,029	24,964,309
	ResMed, Inc.	38,803	8,303,454
	Revvity, Inc.	32,824	3,363,475
*	Solventum Corp.	36,805	2,392,693
	STERIS PLC	26,326	5,385,247
	Stryker Corp.	89,771	30,207,941
	Teleflex, Inc.	12,498	2,608,958
	Thermo Fisher Scientific, Inc.	102,603	58,352,378
	UnitedHealth Group, Inc.	245,591	118,792,367
	Universal Health Services, Inc., Class B	15,943	2,717,165
*	Vertex Pharmaceuticals, Inc.	68,501	26,907,878
	Viatris, Inc.	321,711	3,722,196
*	Waters Corp.	15,794	4,880,978
	West Pharmaceutical Services, Inc.	19,567	6,994,811
	Zimmer Biomet Holdings, Inc.	55,260	6,646,673
	Zoetis, Inc.	122,134	19,448,618

TOTAL HEALTH CARE			1,377,964,569

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (8.8%)
	3M Co.	147,222	$14,208,395
	A O Smith Corp.	32,715	2,710,111
	Allegion PLC	23,646	2,874,408
# *	American Airlines Group, Inc.	173,933	2,349,835
	AMETEK, Inc.	61,279	10,702,990
	Automatic Data Processing, Inc.	109,060	26,380,523
*	Axon Enterprise, Inc.	18,637	5,845,681
*	Boeing Co.	152,240	25,551,962
	Broadridge Financial Solutions, Inc.	31,355	6,064,371
*	Builders FirstSource, Inc.	32,477	5,937,445
	Carrier Global Corp.	222,080	13,655,699
	Caterpillar, Inc.	135,195	45,232,191
	CH Robinson Worldwide, Inc.	31,089	2,207,319
	Cintas Corp.	22,876	15,060,186
*	Copart, Inc.	231,962	12,597,856
	CSX Corp.	523,292	17,383,760
	Cummins, Inc.	36,210	10,228,963
# *	Dayforce, Inc.	42,124	2,585,150
	Deere & Co.	69,115	27,052,302
	Delta Air Lines, Inc.	169,601	8,491,922
	Dover Corp.	37,101	6,652,209
	Eaton Corp. PLC	105,966	33,724,739
	Emerson Electric Co.	151,743	16,354,861
	Equifax, Inc.	32,562	7,169,827
	Expeditors International of Washington, Inc.	38,271	4,259,945
	Fastenal Co.	151,967	10,324,638
	FedEx Corp.	60,972	15,961,250
	Fortive Corp.	92,814	6,986,110
*	GE Vernova, Inc.	72,564	11,153,812
*	Generac Holdings, Inc.	15,929	2,165,707
	General Dynamics Corp.	60,253	17,298,034
	General Electric Co.	288,927	46,754,167
	Honeywell International, Inc.	174,889	33,706,357
	Howmet Aerospace, Inc.	103,640	6,917,970
	Hubbell, Inc.	14,234	5,273,982
	Huntington Ingalls Industries, Inc.	10,596	2,934,350
	IDEX Corp.	20,135	4,438,962
	Illinois Tool Works, Inc.	72,206	17,626,207
	Ingersoll Rand, Inc.	107,918	10,070,908
	Jacobs Solutions, Inc.	33,312	4,781,271
	JB Hunt Transport Services, Inc.	21,535	3,500,945
	Johnson Controls International PLC	180,840	11,767,259
	L3Harris Technologies, Inc.	50,225	10,750,661
	Leidos Holdings, Inc.	36,793	5,159,114
	Lockheed Martin Corp.	57,042	26,520,537
	Masco Corp.	58,974	4,036,770
	Nordson Corp.	14,321	3,697,539
	Norfolk Southern Corp.	60,152	13,854,209
	Northrop Grumman Corp.	37,509	18,192,990
	Old Dominion Freight Line, Inc.	47,467	8,625,229
	Otis Worldwide Corp.	107,801	9,831,451
	PACCAR, Inc.	138,586	14,705,360
	Parker-Hannifin Corp.	33,997	18,525,305
	Paychex, Inc.	85,199	10,122,493
	Paycom Software, Inc.	12,718	2,390,730
	Pentair PLC	43,434	3,435,195
	Quanta Services, Inc.	38,699	10,006,013
	Republic Services, Inc.	54,424	10,433,081
	Robert Half, Inc.	28,007	1,936,404

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Rockwell Automation, Inc.	30,528	$8,271,867
	Rollins, Inc.	74,377	3,314,239
	RTX Corp.	351,941	35,729,050
	Snap-on, Inc.	13,935	3,734,023
	Southwest Airlines Co.	159,342	4,133,331
	Stanley Black & Decker, Inc.	40,500	3,701,700
	Textron, Inc.	51,569	4,362,222
	Trane Technologies PLC	60,409	19,170,192
	TransDigm Group, Inc.	14,766	18,428,411
*	Uber Technologies, Inc.	546,528	36,218,411
	Union Pacific Corp.	161,779	38,367,508
*	United Airlines Holdings, Inc.	86,212	4,436,470
	United Parcel Service, Inc., Class B	192,284	28,358,044
	United Rentals, Inc.	17,830	11,910,262
	Veralto Corp.	57,948	5,428,569
	Verisk Analytics, Inc.	38,298	8,347,432
	Waste Management, Inc.	97,458	20,273,213
	Westinghouse Air Brake Technologies Corp.	47,785	7,697,208
	WW Grainger, Inc.	11,690	10,770,581
	Xylem, Inc.	63,968	8,360,618

TOTAL INDUSTRIALS			990,181,011

INFORMATION TECHNOLOGY — (29.1%)
	Accenture PLC, Class A	166,504	50,102,719
*	Adobe, Inc.	120,031	55,553,948
*	Advanced Micro Devices, Inc.	429,064	67,955,156
*	Akamai Technologies, Inc.	40,055	4,042,751
	Amphenol Corp., Class A	158,830	19,181,899
	Analog Devices, Inc.	131,501	26,380,416
*	ANSYS, Inc.	23,086	7,500,180
	Apple, Inc.	3,853,200	656,315,556
	Applied Materials, Inc.	220,834	43,868,674
*	Arista Networks, Inc.	66,965	17,180,540
*	Autodesk, Inc.	56,947	12,121,169
	Broadcom, Inc.	116,841	151,924,847
*	Cadence Design Systems, Inc.	72,221	19,906,274
	CDW Corp.	35,670	8,627,146
	Cisco Systems, Inc.	1,079,101	50,696,165
	Cognizant Technology Solutions Corp., Class A	132,819	8,723,552
	Corning, Inc.	202,305	6,752,941
*	Enphase Energy, Inc.	36,358	3,954,296
*	EPAM Systems, Inc.	15,229	3,582,775
*	F5, Inc.	15,801	2,612,063
*	Fair Isaac Corp.	6,608	7,489,045
*	First Solar, Inc.	28,284	4,986,469
*	Fortinet, Inc.	168,960	10,674,893
*	Gartner, Inc.	20,735	8,555,054
	Gen Digital, Inc.	147,696	2,974,597
	Hewlett Packard Enterprise Co.	343,278	5,835,726
	HP, Inc.	231,935	6,515,054
	Intel Corp.	1,122,170	34,192,520
	International Business Machines Corp.	242,867	40,364,495
	Intuit, Inc.	74,291	46,477,935
	Jabil, Inc.	34,116	4,003,854
	Juniper Networks, Inc.	85,851	2,989,332
*	Keysight Technologies, Inc.	46,226	6,838,674
	KLA Corp.	35,933	24,768,258
	Lam Research Corp.	34,755	31,085,220
	Microchip Technology, Inc.	143,232	13,174,479

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Micron Technology, Inc.	292,690	$33,062,262
	Microsoft Corp.	1,972,458	767,937,073
	Monolithic Power Systems, Inc.	12,681	8,487,774
	Motorola Solutions, Inc.	43,940	14,902,251
	NetApp, Inc.	54,237	5,543,564
	NVIDIA Corp.	655,664	566,506,809
	NXP Semiconductors NV	68,450	17,536,206
*	ON Semiconductor Corp.	113,873	7,989,330
	Oracle Corp.	423,406	48,162,432
*	Palo Alto Networks, Inc.	83,532	24,298,623
*	PTC, Inc.	31,782	5,639,398
*	Qorvo, Inc.	25,834	3,018,445
	QUALCOMM, Inc.	296,368	49,152,633
	Roper Technologies, Inc.	28,333	14,491,196
	Salesforce, Inc.	257,046	69,129,951
	Seagate Technology Holdings PLC	51,668	4,438,798
*	ServiceNow, Inc.	54,441	37,745,579
	Skyworks Solutions, Inc.	42,780	4,559,920
*	Super Micro Computer, Inc.	13,428	11,531,966
*	Synopsys, Inc.	40,481	21,478,814
	TE Connectivity Ltd.	81,773	11,569,244
*	Teledyne Technologies, Inc.	12,472	4,757,819
	Teradyne, Inc.	40,789	4,744,576
	Texas Instruments, Inc.	241,489	42,603,489
*	Trimble, Inc.	65,624	3,942,034
*	Tyler Technologies, Inc.	11,131	5,137,513
*	VeriSign, Inc.	23,354	3,958,036
*	Western Digital Corp.	86,613	6,134,799
*	Zebra Technologies Corp., Class A	13,793	4,338,726

TOTAL INFORMATION TECHNOLOGY			3,270,707,932

MATERIALS — (2.3%)
	Air Products & Chemicals, Inc.	58,863	13,911,681
	Albemarle Corp.	31,553	3,796,141
	Amcor PLC.	386,166	3,452,324
	Avery Dennison Corp.	21,401	4,650,009
	Ball Corp.	84,108	5,851,394
	Celanese Corp.	26,781	4,113,829
	CF Industries Holdings, Inc.	50,572	3,993,671
	Corteva, Inc.	185,983	10,067,260
	Dow, Inc.	186,700	10,623,230
	DuPont de Nemours, Inc.	114,039	8,267,828
	Eastman Chemical Co.	31,418	2,967,116
	Ecolab, Inc.	67,591	15,285,705
	FMC Corp.	32,806	1,935,882
	Freeport-McMoRan, Inc.	380,815	19,017,901
	International Flavors & Fragrances, Inc.	67,937	5,750,867
	International Paper Co.	92,828	3,243,410
	Linde PLC	128,765	56,780,214
	LyondellBasell Industries NV, Class A	67,677	6,765,670
	Martin Marietta Materials, Inc.	16,454	9,659,650
	Mosaic Co.	86,235	2,706,917
	Newmont Corp.	306,871	12,471,238
	Nucor Corp.	65,345	11,012,593
	Packaging Corp. of America	23,341	4,037,526
	PPG Industries, Inc.	62,827	8,104,683
	Sherwin-Williams Co.	62,403	18,696,563
	Steel Dynamics, Inc.	40,224	5,233,947
	Vulcan Materials Co.	35,399	9,119,844

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Westrock Co.	68,190	$3,270,392

TOTAL MATERIALS		264,787,485

REAL ESTATE — (2.2%)
Alexandria Real Estate Equities, Inc.	41,521	4,811,038
American Tower Corp.	123,544	21,195,209
AvalonBay Communities, Inc.	37,399	7,089,729
Boston Properties, Inc.	38,162	2,361,846
Camden Property Trust	27,937	2,784,760
* CBRE Group, Inc., Class A	78,753	6,842,848
* CoStar Group, Inc.	107,969	9,882,403
Crown Castle, Inc.	114,964	10,781,324
Digital Realty Trust, Inc.	80,606	11,186,501
Equinix, Inc.	24,983	17,765,661
Equity Residential	91,966	5,922,610
Essex Property Trust, Inc.	17,036	4,195,115
Extra Space Storage, Inc.	56,033	7,524,111
Federal Realty Investment Trust	19,860	2,068,816
Healthpeak Properties, Inc.	189,967	3,535,286
Host Hotels & Resorts, Inc.	189,516	3,576,167
Invitation Homes, Inc.	153,647	5,254,727
Iron Mountain, Inc.	78,092	6,053,692
Kimco Realty Corp.	176,281	3,284,115
Mid-America Apartment Communities, Inc.	30,668	3,986,840
Prologis, Inc.	245,321	25,035,008
Public Storage	41,849	10,857,723
Realty Income Corp.	221,613	11,865,160
Regency Centers Corp.	43,524	2,577,491
SBA Communications Corp.	28,432	5,291,764
Simon Property Group, Inc.	86,790	12,196,599
UDR, Inc.	80,244	3,055,692
Ventas, Inc.	107,396	4,755,495
VICI Properties, Inc.	274,231	7,829,295
Welltower, Inc.	147,131	14,018,642
Weyerhaeuser Co.	194,373	5,864,233

TOTAL REAL ESTATE		243,449,900

UTILITIES — (2.3%)
AES Corp.	178,845	3,201,325
Alliant Energy Corp.	66,724	3,322,855
Ameren Corp.	70,244	5,188,924
American Electric Power Co., Inc.	139,511	12,002,131
American Water Works Co., Inc.	51,991	6,359,539
Atmos Energy Corp.	40,194	4,738,873
CenterPoint Energy, Inc.	166,032	4,838,172
CMS Energy Corp.	77,762	4,713,155
Consolidated Edison, Inc.	91,632	8,650,061
Constellation Energy Corp.	84,909	15,787,979
Dominion Energy, Inc.	222,107	11,323,015
DTE Energy Co.	54,341	5,994,899
Duke Energy Corp.	204,196	20,064,299
Edison International	101,161	7,188,501
Entergy Corp.	56,389	6,015,015
Evergy, Inc.	61,321	3,216,286
Eversource Energy	93,096	5,643,480
Exelon Corp.	263,530	9,903,457
FirstEnergy Corp.	137,647	5,277,386
NextEra Energy, Inc.	544,281	36,450,499

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	NiSource, Inc.	109,421	$3,048,469
	NRG Energy, Inc.	59,976	4,358,456
	PG&E Corp.	567,854	9,715,982
#	Pinnacle West Capital Corp.	29,564	2,177,389
	PPL Corp.	196,067	5,384,000
	Public Service Enterprise Group, Inc.	132,544	9,156,140
	Sempra	166,637	11,936,208
	Southern Co.	289,258	21,260,463
	WEC Energy Group, Inc.	83,333	6,886,639
	Xcel Energy, Inc.	146,953	7,895,785

	TOTAL UTILITIES		261,699,382

	TOTAL COMMON STOCKS Cost ($2,683,429,347)		11,211,640,354

	TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	33,565,140	33,565,140

	SECURITIES LENDING COLLATERAL — (0.1%)
@ §	The DFA Short Term Investment Fund	901,198	10,425,062

	TOTAL INVESTMENTS — (100.0%) (Cost $2,727,419,499)		$11,255,630,556

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	142	06/21/24	$36,990,443	$35,975,700	$(1,014,743)

Total Futures Contracts			$36,990,443	$35,975,700	$(1,014,743)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,024,322,407	—	—	$1,024,322,407
Consumer Discretionary	1,156,196,409	—	—	1,156,196,409
Consumer Staples	690,757,700	—	—	690,757,700
Energy	458,597,009	—	—	458,597,009
Financials	1,472,976,550	—	—	1,472,976,550
Health Care	1,377,757,799	—	$206,770	1,377,964,569
Industrials	990,181,011	—	—	990,181,011
Information Technology	3,270,707,932	—	—	3,270,707,932

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Materials	$264,787,485	—	—		$264,787,485
Real Estate	243,449,900	—	—		243,449,900
Utilities	261,699,382	—	—		261,699,382
Temporary Cash Investments	33,565,140	—	—		33,565,140
Securities Lending Collateral	—	$10,425,062	—		10,425,062

Total Investments in Securities	$11,244,998,724	$10,425,062	$206,770	<>	$11,255,630,556

Financial Instruments
Liabilities
Futures Contracts**	(1,014,743)	—	—		(1,014,743)

Total Financial Instruments	$(1,014,743)	—	—		$(1,014,743)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (6.5%)
	AT&T, Inc.	17,424,096	$294,292,981
# *	Charter Communications, Inc., Class A	11,707	2,996,290
	Comcast Corp., Class A	12,257,215	467,122,464
	Electronic Arts, Inc.	291,362	36,950,529
#	Fox Corp., Class A	1,063,792	32,988,190
	Fox Corp., Class B	440,128	12,622,871
»	GCI Liberty, Inc.	59,566	53,874
#	Interpublic Group of Cos., Inc.	1,121,306	34,132,555
# *	Liberty Broadband Corp., Class A	27,366	1,371,858
*	Liberty Broadband Corp., Class C	67,513	3,357,421
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,446,028
*	Liberty Media Corp.-Liberty Formula One, Class C	98,714	6,907,019
*	Liberty Media Corp.-Liberty Live, Class A	655	23,488
*	Liberty Media Corp.-Liberty SiriusXM, Class A	26,201	630,396
*	Liberty Media Corp.-Liberty SiriusXM, Class C	290,835	6,997,490
	Meta Platforms, Inc., Class A	149,904	64,484,204
	News Corp., Class A	901,773	21,462,197
#	News Corp., Class B	64,856	1,591,566
*	Take-Two Interactive Software, Inc.	234,929	33,550,210
	T-Mobile U.S., Inc.	1,545,488	253,722,765
	Verizon Communications, Inc.	10,105,721	399,074,922
	Walt Disney Co.	1,075,437	119,481,051
*	Warner Bros Discovery, Inc.	1,559,390	11,477,110

TOTAL COMMUNICATION SERVICES			1,807,737,479

CONSUMER DISCRETIONARY — (5.4%)
*	Aptiv PLC	704,170	49,996,070
	Aramark	869,099	27,385,309
	Autoliv, Inc.	116,089	13,906,301
	BorgWarner, Inc.	671,758	22,013,510
# *	CarMax, Inc.	383,085	26,038,287
# *	Carnival Corp.	1,640,597	24,313,648
	Dick’s Sporting Goods, Inc.	21,473	4,314,785
	DR Horton, Inc.	1,755,869	250,193,774
	eBay, Inc.	2,192,529	113,002,945
	Ford Motor Co.	7,883,499	95,784,513
	Garmin Ltd.	553,650	79,985,815
	General Motors Co.	4,264,358	189,891,862
	Gentex Corp.	554,865	19,031,870
	Genuine Parts Co.	107,532	16,905,106
#	Hyatt Hotels Corp., Class A	133,345	19,840,403
	Lear Corp.	136,297	17,155,703
	Lennar Corp., Class A	1,008,494	152,907,860
#	Lennar Corp., Class B	33,910	4,760,625
	LKQ Corp.	1,699,192	73,286,151
*	MGM Resorts International	1,454,296	57,357,434
#	Penske Automotive Group, Inc.	104,673	16,005,548
	Phinia, Inc.	50,460	1,967,940
	PulteGroup, Inc.	1,754,546	195,491,515
	Ralph Lauren Corp.	83,221	13,618,284
	Tapestry, Inc.	258,509	10,319,679
	Toll Brothers, Inc.	119,988	14,291,771

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TopBuild Corp.	4,561	$1,845,700

TOTAL CONSUMER DISCRETIONARY			1,511,612,408

CONSUMER STAPLES — (4.3%)
	Albertsons Cos., Inc., Class A	187,559	3,826,204
	Archer-Daniels-Midland Co.	1,097,553	64,382,459
#	Bunge Global SA	609,659	62,038,900
#	Campbell Soup Co.	387,621	17,718,156
	Casey’s General Stores, Inc.	33,165	10,598,871
	Conagra Brands, Inc.	714,767	22,000,528
	Constellation Brands, Inc., Class A	134,015	33,967,442
# *	Coty, Inc., Class A	255,459	2,922,451
# *	Dollar Tree, Inc.	891,449	105,413,844
	General Mills, Inc.	1,998,065	140,783,660
	Hormel Foods Corp.	651,465	23,166,095
	J M Smucker Co.	554,387	63,671,347
	Kenvue, Inc.	1,700,946	32,011,804
	Keurig Dr Pepper, Inc.	687,203	23,158,741
	Kraft Heinz Co.	667,269	25,763,256
	Kroger Co.	3,625,116	200,758,924
	Molson Coors Beverage Co., Class B	468,358	26,818,179
	Mondelez International, Inc., Class A	3,101,723	223,137,953
*	Performance Food Group Co.	118,856	8,067,945
	Tyson Foods, Inc., Class A.	1,102,627	66,874,328
*	U.S. Foods Holding Corp.	903,258	45,388,714

TOTAL CONSUMER STAPLES			1,202,469,801

ENERGY — (14.1%)
	Baker Hughes Co.	2,705,127	88,241,243
#	Chesapeake Energy Corp.	232,411	20,889,101
	Chevron Corp.	4,492,046	724,432,258
	ConocoPhillips.	3,086,998	387,788,689
	Coterra Energy, Inc.	2,289,186	62,632,129
	Devon Energy Corp.	1,436,131	73,501,185
	Diamondback Energy, Inc.	636,616	128,042,576
	EOG Resources, Inc.	993,991	131,336,031
#	EQT Corp.	682,026	27,342,422
	Exxon Mobil Corp.	10,898,924	1,289,015,690
	HF Sinclair Corp.	287,753	15,610,600
	Kinder Morgan, Inc.	6,012,052	109,900,311
	Marathon Oil Corp.	1,942,732	52,162,354
	Marathon Petroleum Corp.	1,036,074	188,275,367
	Occidental Petroleum Corp.	1,364,082	90,220,383
	ONEOK, Inc.	3,810	301,447
	Ovintiv, Inc.	177,633	9,116,126
	Phillips 66	941,306	134,804,432
	Pioneer Natural Resources Co.	506,358	136,372,337
	Schlumberger NV	399,969	18,990,528
	Valero Energy Corp.	967,225	154,630,261
	Williams Cos., Inc.	2,741,642	105,169,387

TOTAL ENERGY			3,948,774,857

FINANCIALS — (24.0%)
	Aflac, Inc.	1,432,922	119,863,925
	Ally Financial, Inc.	1,842,669	70,666,356
	American Financial Group, Inc.	82,422	10,529,410
	American International Group, Inc.	1,904,953	143,462,010
*	Arch Capital Group Ltd.	933,062	87,278,619

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Axis Capital Holdings Ltd.	3,443	$211,159
	Bank of America Corp.	7,565,186	279,987,571
	Bank of New York Mellon Corp.	2,476,920	139,921,211
*	Berkshire Hathaway, Inc., Class B	1,791,259	710,646,183
	BlackRock, Inc.	26,287	19,837,222
	BOK Financial Corp.	6,114	542,495
	Capital One Financial Corp.	1,477,562	211,926,718
#	Carlyle Group, Inc.	71,690	3,211,712
	Charles Schwab Corp.	3,700	273,615
	Chubb Ltd.	623,230	154,959,907
	Cincinnati Financial Corp.	53,977	6,244,599
	Citigroup, Inc.	2,313,118	141,863,527
	Citizens Financial Group, Inc.	632,526	21,575,462
	CME Group, Inc.	31,597	6,623,995
	CNA Financial Corp.	48,457	2,129,201
	Corebridge Financial, Inc.	65,765	1,746,718
	Discover Financial Services	967,007	122,548,797
	Equitable Holdings, Inc.	10,374	382,904
	Everest Group Ltd.	108,975	39,929,530
#	F&G Annuities & Life, Inc.	8,261	312,431
	Fidelity National Financial, Inc.	296,968	14,699,916
	Fidelity National Information Services, Inc.	1,876,852	127,475,788
	Fifth Third Bancorp	3,530,714	128,729,832
	First Citizens BancShares, Inc., Class A	10,466	17,653,630
*	Fiserv, Inc.	733,273	111,948,789
	Franklin Resources, Inc.	331,384	7,568,811
	Global Payments, Inc.	464,005	56,965,894
	Globe Life, Inc.	11,967	911,526
	Goldman Sachs Group, Inc.	742,023	316,628,634
	Hartford Financial Services Group, Inc.	1,920,130	186,041,396
	Huntington Bancshares, Inc.	3,673,080	49,476,388
	Intercontinental Exchange, Inc.	121,984	15,706,660
	Jefferies Financial Group, Inc.	211,316	9,099,267
	JPMorgan Chase & Co.	7,413,686	1,421,500,154
	KeyCorp.	2,382,473	34,522,034
	Loews Corp.	619,986	46,591,948
#	M&T Bank Corp.	334,893	48,355,200
*	Markel Group, Inc.	8,815	12,855,796
	MetLife, Inc.	1,144,078	81,321,064
	Morgan Stanley	2,664,369	242,031,280
	Northern Trust Corp.	269,881	22,235,496
	Old Republic International Corp.	17,558	524,282
	PNC Financial Services Group, Inc.	578,982	88,734,781
	Principal Financial Group, Inc.	1,433,986	113,485,652
	Prudential Financial, Inc.	1,287,996	142,297,798
	Raymond James Financial, Inc.	360,931	44,033,582
	Regions Financial Corp.	4,794,047	92,381,286
	Reinsurance Group of America, Inc.	33,547	6,272,953
#	RenaissanceRe Holdings Ltd.	14,057	3,081,997
	State Street Corp.	746,385	54,105,449
	Synchrony Financial.	1,445,581	63,576,652
	T Rowe Price Group, Inc.	198,131	21,709,214
	Travelers Cos., Inc.	1,031,317	218,804,215
	Truist Financial Corp.	3,479,540	130,656,727
	U.S. Bancorp	2,245,511	91,235,112
	Unum Group.	46,438	2,354,407
	W R Berkley Corp.	247,111	19,020,134
	Webster Financial Corp.	37,900	1,661,157
	Wells Fargo & Co.	5,729,127	339,851,814

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	72,358	$18,171,988

TOTAL FINANCIALS			6,700,953,980

HEALTH CARE — (14.0%)
	Abbott Laboratories	979,906	103,840,639
*	Avantor, Inc.	1,156,709	28,027,059
	Baxter International, Inc.	223,072	9,005,417
	Becton Dickinson & Co.	575,857	135,096,052
*	Biogen, Inc.	435,599	93,575,377
*	BioMarin Pharmaceutical, Inc.	46,249	3,735,069
*	Boston Scientific Corp.	794,102	57,072,111
	Bristol-Myers Squibb Co.	4,798,749	210,857,031
*	Centene Corp.	1,455,684	106,352,273
*	Charles River Laboratories International, Inc.	99,659	22,821,911
	Cigna Group	835,431	298,282,284
	Cooper Cos., Inc.	124,928	11,126,088
	CVS Health Corp.	3,020,719	204,532,883
	Danaher Corp.	1,108,364	273,344,730
*	DaVita, Inc.	1,999	277,881
	Elevance Health, Inc.	643,604	340,196,202
*	Envista Holdings Corp.	11,130	219,038
*	Fortrea Holdings, Inc.	254,689	9,319,071
*	GE HealthCare Technologies, Inc.	896,938	68,382,553
	Gilead Sciences, Inc.	2,415,847	157,513,224
# *	Henry Schein, Inc.	124,562	8,629,655
*	Hologic, Inc.	568,784	43,096,764
	Humana, Inc.	391,825	118,366,414
*	Incyte Corp.	99,435	5,175,592
*	Jazz Pharmaceuticals PLC	60,123	6,658,622
	Laboratory Corp. of America Holdings	634,299	127,728,790
	Medtronic PLC	2,123,614	170,398,787
*	Moderna, Inc.	182,534	20,135,326
*	Molina Healthcare, Inc.	5,358	1,832,972
	Pfizer, Inc.	13,412,147	343,619,206
	Quest Diagnostics, Inc.	905,867	125,172,702
*	Regeneron Pharmaceuticals, Inc.	180,242	160,534,340
	Revvity, Inc.	131,820	13,507,595
	Royalty Pharma PLC, Class A	7,285	201,794
	STERIS PLC	203,707	41,670,304
	Thermo Fisher Scientific, Inc.	370,154	210,513,983
*	United Therapeutics Corp.	55,899	13,098,813
	UnitedHealth Group, Inc.	424,475	205,318,557
	Universal Health Services, Inc., Class B	354,912	60,487,652
	Viatris, Inc.	3,025,059	34,999,933
	Zimmer Biomet Holdings, Inc.	530,652	63,826,823

TOTAL HEALTH CARE			3,908,551,517

INDUSTRIALS — (12.5%)
	AECOM	159,739	14,753,494
	AMETEK, Inc.	444,064	77,560,218
*	Builders FirstSource, Inc.	484,342	88,547,404
	Carlisle Cos., Inc.	213,130	82,747,723
	Carrier Global Corp.	271,927	16,720,791
#	Concentrix Corp.	80,019	4,374,639
	Cummins, Inc.	618,184	174,630,798
	Deere & Co.	179,086	70,096,051
	Delta Air Lines, Inc.	2,724,121	136,396,739
	Dover Corp.	451,063	80,875,596

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	19,031	$6,797,302
	Emerson Electric Co.	358,358	38,623,825
	FedEx Corp.	613,891	160,704,386
	Fortive Corp.	611,065	45,994,863
	Fortune Brands Innovations, Inc.	199,434	14,578,625
*	GE Vernova, Inc.	259,709	39,919,870
	General Dynamics Corp.	477,120	136,976,381
	General Electric Co.	115,127	18,629,851
	Huntington Ingalls Industries, Inc.	47,968	13,283,778
	Ingersoll Rand, Inc.	1,006,752	93,950,097
	Jacobs Solutions, Inc.	311,550	44,716,772
	JB Hunt Transport Services, Inc.	57,758	9,389,718
	Johnson Controls International PLC	2,003,309	130,355,317
	L3Harris Technologies, Inc.	470,761	100,766,392
	Leidos Holdings, Inc.	714,993	100,256,319
	ManpowerGroup, Inc.	2,452	185,003
*	Masterbrand, Inc.	14,587	243,165
	MDU Resources Group, Inc.	20,335	502,275
# *	NEXTracker, Inc., Class A	259,476	11,102,978
	Norfolk Southern Corp.	677,854	156,123,333
	Northrop Grumman Corp.	148,767	72,156,458
	nVent Electric PLC	36,380	2,621,907
	Oshkosh Corp.	2,394	268,774
	Otis Worldwide Corp.	876,223	79,911,538
	Owens Corning	520,448	87,544,558
	PACCAR, Inc.	2,024,474	214,816,936
	Parker-Hannifin Corp.	154,559	84,220,745
	Pentair PLC	935,192	73,964,335
	Regal Rexnord Corp.	50,964	8,224,061
	Republic Services, Inc.	756,130	144,950,121
	RTX Corp.	2,051,769	208,295,589
	Snap-on, Inc.	313,561	84,021,806
#	Southwest Airlines Co.	1,374,673	35,659,018
	SS&C Technologies Holdings, Inc.	640,960	39,669,014
	Stanley Black & Decker, Inc.	362,099	33,095,849
	Textron, Inc.	1,104,443	93,424,833
	Trane Technologies PLC	344	109,165
	TransUnion	187,987	13,723,051
# *	U-Haul Holding Co.	84,288	5,329,530
	U-Haul Holding Co.	758,592	46,516,861
*	United Airlines Holdings, Inc.	1,338,522	68,880,342
	United Rentals, Inc.	126,828	84,719,836
	Veralto Corp.	367,222	34,401,357
#	Vestis Corp.	180,163	3,318,602
	Westinghouse Air Brake Technologies Corp.	392,002	63,143,682
	Xylem, Inc.	178,950	23,388,765

TOTAL INDUSTRIALS			3,476,180,436

INFORMATION TECHNOLOGY — (9.0%)
*	Advanced Micro Devices, Inc.	953,401	150,999,650
*	Akamai Technologies, Inc.	376,974	38,047,986
	Amdocs Ltd.	661,039	55,520,666
	Analog Devices, Inc.	1,159,653	232,637,988
# *	Aspen Technology, Inc.	2,278	448,470
#	Avnet, Inc.	5,178	253,049
	Cisco Systems, Inc.	6,281,401	295,100,219
	Cognizant Technology Solutions Corp., Class A	2,163,324	142,087,120
	Corning, Inc.	4,138,362	138,138,523
# *	DXC Technology Co.	19,272	375,611

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EPAM Systems, Inc.	12,951	$3,046,852
*	F5, Inc.	33,119	5,474,902
*	First Solar, Inc.	93,364	16,460,073
*	Flex Ltd.	1,489,660	42,678,759
# *	GLOBALFOUNDRIES, Inc.	163,292	7,981,713
	Hewlett Packard Enterprise Co.	6,350,484	107,958,228
	HP, Inc.	4,760,492	133,722,220
	Intel Corp.	6,735,002	205,215,511
	Marvell Technology, Inc.	1,003,660	66,151,231
	Microchip Technology, Inc.	2,564	235,837
	Micron Technology, Inc.	1,553,715	175,507,646
*	Okta, Inc.	92,970	8,644,351
*	ON Semiconductor Corp.	1,126,150	79,010,684
*	Qorvo, Inc.	288,812	33,744,794
	Roper Technologies, Inc.	49,228	25,178,153
	Salesforce, Inc.	579,386	155,820,071
	Skyworks Solutions, Inc.	590,952	62,989,574
	TD SYNNEX Corp.	53,561	6,311,628
	TE Connectivity Ltd.	1,310,687	185,435,997
*	Teledyne Technologies, Inc.	74,085	28,261,946
*	Trimble, Inc.	56,756	3,409,333
*	Twilio, Inc., Class A	108,045	6,469,735
*	Western Digital Corp.	852,349	60,371,880
*	Zebra Technologies Corp., Class A	28,388	8,929,729
*	Zoom Video Communications, Inc., Class A	266,982	16,312,600

TOTAL INFORMATION TECHNOLOGY			2,498,932,729

MATERIALS — (7.7%)
	Air Products & Chemicals, Inc.	354,174	83,705,483
#	Albemarle Corp.	489,084	58,841,696
	Amcor PLC	2,725,913	24,369,662
	Ball Corp.	112,703	7,840,748
#	Celanese Corp.	199,333	30,619,542
	CF Industries Holdings, Inc.	853,314	67,386,207
*	Cleveland-Cliffs, Inc.	32,376	547,154
	Corteva, Inc.	1,067,016	57,757,576
	Crown Holdings, Inc.	16,342	1,341,188
	Dow, Inc.	3,111,074	177,020,111
	DuPont de Nemours, Inc.	522,766	37,900,535
	Eastman Chemical Co.	720,826	68,074,807
	Freeport-McMoRan, Inc.	4,433,625	221,415,233
	Huntsman Corp.	8,221	196,153
	International Flavors & Fragrances, Inc.	147,017	12,444,989
	International Paper Co.	851,795	29,761,717
	Linde PLC	236,075	104,099,632
	LyondellBasell Industries NV, Class A	1,456,003	145,556,620
	Martin Marietta Materials, Inc.	208,102	122,170,441
	Mosaic Co.	69,039	2,167,134
	Newmont Corp.	1,800,806	73,184,756
	Nucor Corp.	1,548,608	260,986,906
	Packaging Corp. of America	210,765	36,458,130
	PPG Industries, Inc.	588,754	75,949,266
	Reliance, Inc.	412,753	117,519,034
	Steel Dynamics, Inc.	1,332,790	173,422,635
	Vulcan Materials Co.	446,050	114,915,862
	Westlake Corp.	370,962	54,664,960
	Westrock Co.	5,525	264,979

TOTAL MATERIALS			2,160,583,156

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	1,053,860	$91,569,895
*	Jones Lang LaSalle, Inc.	84,909	15,343,056
*	Zillow Group, Inc., Class C	70,703	3,009,827

TOTAL REAL ESTATE			109,922,778

	UTILITIES — (0.4%)
	NRG Energy, Inc.	416,131	30,240,240
	Vistra Corp.	1,053,593	79,904,493

TOTAL UTILITIES			110,144,733

	TOTAL COMMON STOCKS Cost ($16,349,905,379)		27,435,863,874

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	253,789,454	253,789,454

	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	19,052,700	220,401,630

	TOTAL INVESTMENTS — (100.0%) (Cost $16,824,095,969)		$27,910,054,958

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	775	06/21/24	$202,824,226	$196,346,250	$(6,477,976)

Total Futures Contracts			$202,824,226	$196,346,250	$(6,477,976)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,807,683,605	$53,874	—	$1,807,737,479
Consumer Discretionary	1,511,612,408	—	—	1,511,612,408
Consumer Staples	1,202,469,801	—	—	1,202,469,801
Energy	3,948,774,857	—	—	3,948,774,857
Financials	6,700,953,980	—	—	6,700,953,980
Health Care	3,908,551,517	—	—	3,908,551,517
Industrials	3,476,180,436	—	—	3,476,180,436
Information Technology	2,498,932,729	—	—	2,498,932,729
Materials	2,160,583,156	—	—	2,160,583,156
Real Estate	109,922,778	—	—	109,922,778

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$110,144,733	—	—	$110,144,733
Temporary Cash Investments	253,789,454	—	—	253,789,454
Securities Lending Collateral	—	$220,401,630	—	220,401,630

Total Investments in Securities	$27,689,599,454	$220,455,504	—	$27,910,054,958

Financial Instruments
Liabilities
Futures Contracts**	(6,477,976)	—	—	(6,477,976)

Total Financial Instruments	$(6,477,976)	—	—	$(6,477,976)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
	ANZ Group Holdings Ltd.	3,720,839	$67,138,539
*	Arcadium Lithium PLC, CDI	18,002	75,376
	Aurizon Holdings Ltd.	9,364,075	23,000,517
	Bendigo & Adelaide Bank Ltd.	996,254	6,244,646
	BlueScope Steel Ltd.	3,138,215	45,803,557
	Brickworks Ltd.	17,393	299,563
	Challenger Ltd.	75,667	326,004
	Cleanaway Waste Management Ltd.	3,028,437	5,239,108
	Evolution Mining Ltd.	6,258,612	16,139,597
	Harvey Norman Holdings Ltd.	2,583,775	7,588,060
	Incitec Pivot Ltd.	5,347,982	9,602,769
	National Australia Bank Ltd.	5,570,044	120,744,740
	New Hope Corp. Ltd.	843,254	2,453,042
	Northern Star Resources Ltd.	2,965,555	28,109,711
	Orica Ltd.	1,113,717	12,895,434
	Origin Energy Ltd.	2,881,779	18,188,103
	QBE Insurance Group Ltd.	851,776	9,743,439
	Qube Holdings Ltd.	12,141	25,827
	Rio Tinto Ltd.	300,400	25,000,589
	Santos Ltd.	14,074,222	69,067,329
	Seven Group Holdings Ltd.	186,936	4,542,377
	Sonic Healthcare Ltd.	1,377,135	23,666,993
	South32 Ltd.	17,145,637	39,117,442
	Suncorp Group Ltd.	3,426,829	36,599,953
	TPG Telecom Ltd.	718,821	2,077,566
	Westpac Banking Corp.	5,237,352	86,973,266
	Whitehaven Coal Ltd.	5,022,173	24,842,108
	Woodside Energy Group Ltd.	3,761,716	67,398,682
	Worley Ltd.	971,709	9,380,102
#	Yancoal Australia Ltd.	643,442	2,297,045

TOTAL AUSTRALIA			764,581,484

AUSTRIA — (0.1%)
	Erste Group Bank AG	138,521	6,459,938
	OMV AG	82,282	3,904,396

TOTAL AUSTRIA			10,364,334

BELGIUM — (0.7%)
	Ageas SA	393,983	18,084,434
	KBC Group NV	582,113	43,241,774
#	Solvay SA	215,011	6,945,609
*	Syensqo SA	215,011	19,929,719

TOTAL BELGIUM			88,201,536

CANADA — (10.2%)
	Agnico Eagle Mines Ltd.	776,883	49,215,538
#	AltaGas Ltd.	450,341	9,872,728
	ARC Resources Ltd.	441,438	7,994,079
	Bank of Montreal	1,309,840	116,994,919
#	Bank of Nova Scotia	2,312,815	106,147,884
	Barrick Gold Corp.	1,142,187	19,005,147
#	Canadian Imperial Bank of Commerce	2,223,053	103,774,549
#	Canadian Tire Corp. Ltd., Class A	22,573	2,180,644
	Cenovus Energy, Inc.	662,707	13,625,256

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Empire Co. Ltd., Class A	28,624	$666,816
	Endeavour Mining PLC	455,036	9,509,596
	Fairfax Financial Holdings Ltd.	96,097	104,477,784
	First Quantum Minerals Ltd.	1,494,315	18,974,048
	iA Financial Corp., Inc.	382,697	23,201,171
	IGM Financial, Inc.	57,002	1,424,791
	Imperial Oil Ltd.	139,345	9,607,838
	Kinross Gold Corp.	4,942,485	31,881,068
#	Lundin Mining Corp.	3,155,433	36,031,967
	Magna International, Inc.	1,106,243	52,878,415
	Manulife Financial Corp.	3,990,031	93,050,947
*	MEG Energy Corp.	848,834	19,305,555
	Nutrien Ltd.	1,194,529	63,035,285
	Onex Corp.	199,918	14,183,700
#	Pan American Silver Corp.	101,310	1,868,156
	Suncor Energy, Inc.	3,184,167	121,576,318
	Teck Resources Ltd., Class B	2,376,949	116,922,058
#	Toronto-Dominion Bank	1,259,832	74,733,234
	Tourmaline Oil Corp.	940,263	45,952,780
	West Fraser Timber Co. Ltd.	182,014	13,940,403
#	Whitecap Resources, Inc.	2,116,575	16,051,315

TOTAL CANADA			1,298,083,989

DENMARK — (2.6%)
#	AP Moller - Maersk AS, Class A	4,365	6,190,391
	AP Moller - Maersk AS, Class B	3,510	5,086,229
	Carlsberg AS, Class B	382,101	51,397,495
#	Coloplast AS, Class B	193,549	23,335,255
	Danske Bank AS	945,349	27,213,750
*	Demant AS	224,955	10,742,043
	DSV AS	370,073	52,576,047
*	Genmab AS	120,829	33,545,743
	H Lundbeck AS	128,423	624,473
	Jyske Bank AS	45,195	3,656,718
	Novonesis (Novozymes) B, Class B	925,882	51,272,298
	Pandora AS	201,954	30,737,374
	Rockwool AS, Class A	91	29,577
	Rockwool AS, Class B	11,633	3,792,227
	Svitzer AS	15,750	529,252
	Tryg AS	359,071	7,106,815
*	Vestas Wind Systems AS	941,251	25,224,239
*	Zealand Pharma AS	1,850	166,029

TOTAL DENMARK			333,225,955

FINLAND — (0.7%)
	Fortum OYJ	101,575	1,338,494
	Nokia OYJ	10,009,206	36,386,981
#	Nokia OYJ, Sponsored ADR	1,331,054	4,858,347
	Nordea Bank Abp	2,159,163	25,098,596
	Stora Enso OYJ, Class R	1,056,475	14,072,909
	UPM-Kymmene OYJ	247,982	8,690,557

TOTAL FINLAND			90,445,884

FRANCE — (10.9%)
Ω	Amundi SA	67,754	4,726,818
	Arkema SA	218,340	22,529,791
	BNP Paribas SA	1,245,833	89,652,462
	Bollore SE	1,793,750	11,642,773

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bouygues SA	988,711	$36,439,231
	Carrefour SA	2,196,690	36,955,409
	Cie de Saint-Gobain SA	1,944,950	153,811,784
	Cie Generale des Etablissements Michelin SCA	2,740,740	105,295,516
	Credit Agricole SA	1,088,951	16,849,594
	Eiffage SA	284,086	30,311,532
	Engie SA	1,983,599	34,436,486
	Orange SA	7,524,383	83,748,511
	Publicis Groupe SA	572,887	63,216,237
	Renault SA	692,307	34,292,273
	Rexel SA	591,057	15,320,104
	Sanofi SA	1,294,731	127,910,431
	Societe Generale SA	1,184,757	31,923,339
	TotalEnergies SE	6,761,803	490,898,501
	Vivendi SE	536,568	5,458,877

TOTAL FRANCE			1,395,419,669

GERMANY — (6.1%)
	BASF SE	1,328,093	69,587,493
	Bayer AG	1,560,313	45,515,399
	Bayerische Motoren Werke AG	915,630	99,757,239
	Commerzbank AG	3,701,590	55,013,557
	Continental AG	354,462	22,973,138
* Ω	Covestro AG	486,865	24,384,311
	Daimler Truck Holding AG	1,562,210	70,449,776
	Deutsche Bank AG	3,294,760	52,735,471
*	Deutsche Lufthansa AG	524,114	3,750,889
	Deutsche Telekom AG	405,449	9,287,038
Ω	DWS Group GmbH & Co. KGaA	19,253	812,361
	Evonik Industries AG	374,588	7,806,662
	Fresenius Medical Care AG	450,603	18,971,605
	Fresenius SE & Co. KGaA	678,800	20,255,647
# Ω	Hapag-Lloyd AG	6,303	1,161,095
	Heidelberg Materials AG	490,528	49,364,606
	Henkel AG & Co. KGaA	46,943	3,375,602
	Mercedes-Benz Group AG	2,408,921	182,212,921
	RWE AG	457,997	15,954,570
*	Siemens Energy AG	355,032	7,290,032
*	Talanx AG	57,781	4,345,971
	Volkswagen AG	111,321	15,715,527

TOTAL GERMANY			780,720,910

HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	6,507,500	19,946,093
#	Cathay Pacific Airways Ltd.	6,493,999	6,991,097
	CK Asset Holdings Ltd.	4,298,803	18,336,867
	CK Hutchison Holdings Ltd.	7,474,984	36,304,297
	CK Infrastructure Holdings Ltd.	785,000	4,434,573
Ω	ESR Group Ltd.	1,613,600	1,768,295
	Hang Lung Properties Ltd.	151,000	166,660
	Henderson Land Development Co. Ltd.	2,143,485	6,462,223
	MTR Corp. Ltd.	1,187,933	3,904,066
#	Sino Land Co. Ltd.	6,122,656	6,546,337
	Sun Hung Kai Properties Ltd.	1,980,920	18,273,902
	Swire Pacific Ltd., Class A	655,500	5,551,238
	Swire Pacific Ltd., Class B	2,672,500	3,630,816
Ω	WH Group Ltd.	25,701,696	18,681,020

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	HONG KONG — (Continued)
	Xinyi Glass Holdings Ltd.	653,150	$697,960

	TOTAL HONG KONG		151,695,444

	IRELAND — (0.2%)
	AIB Group PLC	410,458	2,124,601
	Bank of Ireland Group PLC	1,249,736	13,333,971
# *	Flutter Entertainment PLC	2,096	388,218
	Smurfit Kappa Group PLC	303,411	13,146,665

	TOTAL IRELAND		28,993,455

	ISRAEL — (0.5%)
	Bank Hapoalim BM	1,744,949	15,719,244
	Bank Leumi Le-Israel BM	2,670,785	20,811,048
	Delek Group Ltd.	31,180	3,662,490
	Harel Insurance Investments & Financial Services Ltd.	505,508	4,608,614
	Israel Discount Bank Ltd., Class A	3,035,053	15,567,462
	Migdal Insurance & Financial Holdings Ltd.	82,550	104,527
	Phoenix Holdings Ltd.	315,555	3,014,379

	TOTAL ISRAEL		63,487,764

	ITALY — (2.7%)
	Banco BPM SpA	2,026,435	13,304,842
	Eni SpA	3,371,547	54,152,734
#	Stellantis NV	3,233,234	71,540,140
#	Stellantis NV	2,546,971	56,797,453
	UniCredit SpA	4,033,254	148,038,025

	TOTAL ITALY		343,833,194

	JAPAN — (21.0%)
	Acom Co. Ltd.	122,500	315,869
	AGC, Inc.	891,869	32,976,166
	Air Water, Inc.	340,286	5,109,463
#	Aisin Corp.	654,800	24,906,128
	Alfresa Holdings Corp.	269,199	3,989,389
	Amada Co. Ltd.	1,072,200	11,710,636
	Asahi Group Holdings Ltd.	632,800	21,647,428
	Asahi Kasei Corp.	3,937,699	27,454,155
	Bridgestone Corp.	566,400	24,993,522
	Brother Industries Ltd.	746,800	13,210,114
	Canon Marketing Japan, Inc.	139,900	3,844,082
	Chiba Bank Ltd.	1,064,000	8,987,675
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,882,109
	COMSYS Holdings Corp.	97,999	2,293,915
	Concordia Financial Group Ltd.	1,793,800	9,665,236
	Cosmo Energy Holdings Co. Ltd.	273,700	13,084,357
	Credit Saison Co. Ltd.	493,392	9,107,598
	Dai Nippon Printing Co. Ltd.	418,700	12,195,100
	Daicel Corp.	617,900	5,739,114
	Daido Steel Co. Ltd.	134,700	1,485,270
	Dai-ichi Life Holdings, Inc.	1,077,147	24,947,838
	Daiwa House Industry Co. Ltd.	802,100	22,570,211
	Daiwa Securities Group, Inc.	1,279,800	9,405,324
#	Dentsu Group, Inc.	198,600	5,372,759
	Dowa Holdings Co. Ltd.	105,700	3,958,147
	ENEOS Holdings, Inc.	9,365,003	43,268,291
	EXEO Group, Inc.	153,100	1,668,674
	Fuji Media Holdings, Inc.	47,700	566,934

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FUJIFILM Holdings Corp.	1,079,400	$22,961,512
	Fukuoka Financial Group, Inc.	259,600	6,895,629
	Fuyo General Lease Co. Ltd.	34,600	2,967,281
	Gunma Bank Ltd.	121,100	737,034
	Hachijuni Bank Ltd.	651,143	4,343,730
	Hakuhodo DY Holdings, Inc.	69,811	649,333
	Hankyu Hanshin Holdings, Inc.	514,900	13,499,768
	Haseko Corp.	734,372	8,872,135
	Hitachi Construction Machinery Co. Ltd.	230,800	6,592,174
	Honda Motor Co. Ltd.	10,142,400	115,395,936
	House Foods Group, Inc.	2,800	55,168
	Idemitsu Kosan Co. Ltd.	3,065,810	20,771,222
	Iida Group Holdings Co. Ltd.	316,951	4,046,167
	INFRONEER Holdings, Inc.	398,421	3,528,287
#	Inpex Corp.	2,444,583	36,619,358
	Isetan Mitsukoshi Holdings Ltd.	376,800	5,292,216
	Isuzu Motors Ltd.	1,896,400	24,032,789
	Iwatani Corp.	82,400	4,678,877
	Iyogin Holdings, Inc.	112,300	857,052
	J Front Retailing Co. Ltd.	828,217	7,212,808
	Japan Post Bank Co. Ltd.	141,100	1,432,208
	Japan Post Holdings Co. Ltd.	1,397,610	13,421,665
	Japan Post Insurance Co. Ltd.	134,400	2,523,236
	JFE Holdings, Inc.	1,407,495	21,007,869
	JGC Holdings Corp.	214,300	2,065,674
	JTEKT Corp.	650,675	5,036,742
	Kajima Corp.	797,300	15,273,942
	Kamigumi Co. Ltd.	342,200	7,390,008
	Kansai Paint Co. Ltd.	29,400	382,734
	Kawasaki Heavy Industries Ltd.	532,367	16,481,045
#	Kawasaki Kisen Kaisha Ltd.	303,300	4,273,461
	Kewpie Corp.	10,377	209,347
	Kinden Corp.	200,200	3,820,040
	Kobe Steel Ltd.	1,118,050	13,646,402
	Koito Manufacturing Co. Ltd.	325,400	4,376,868
	Kokuyo Co. Ltd.	20,200	345,100
	Komatsu Ltd.	510,500	15,241,564
#	Kubota Corp.	773,181	12,401,610
	Kuraray Co. Ltd.	1,303,291	14,439,311
	Kyocera Corp.	718,400	8,756,318
	Kyoto Financial Group, Inc.	454,716	8,093,562
	Kyushu Financial Group, Inc.	486,500	3,255,195
	Lixil Corp.	1,086,222	11,666,806
	LY Corp.	2,826,600	6,791,280
	Mabuchi Motor Co. Ltd.	88,700	1,373,775
	Marubeni Corp.	1,319,200	23,503,327
	Mazda Motor Corp.	1,748,200	19,788,707
	Mebuki Financial Group, Inc.	1,565,010	5,536,416
	Medipal Holdings Corp.	285,450	4,476,724
	MEIJI Holdings Co. Ltd.	48,500	1,085,156
	Mitsubishi Chemical Group Corp.	3,775,900	22,028,097
	Mitsubishi Corp.	4,952,200	113,254,674
	Mitsubishi Electric Corp.	1,125,600	19,619,125
	Mitsubishi Estate Co. Ltd.	992,839	18,193,482
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,809,674
	Mitsubishi HC Capital, Inc.	2,653,300	17,182,884
	Mitsubishi Logistics Corp.	98,900	3,281,125
	Mitsubishi Motors Corp.	2,036,090	6,452,043
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	19,582,048

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc.	10,604,650	$105,636,637
	Mitsui & Co. Ltd., Sponsored ADR	9,110	8,848,361
	Mitsui Chemicals, Inc.	812,360	23,122,111
	Mitsui Fudosan Co. Ltd.	3,329,700	33,886,563
#	Mitsui OSK Lines Ltd.	885,300	28,099,053
	Mizuho Financial Group, Inc.	2,332,680	45,088,623
	MS&AD Insurance Group Holdings, Inc.	1,373,859	24,700,661
	Nagase & Co. Ltd.	21,700	375,417
	NEC Corp.	610,710	44,216,623
	NGK Insulators Ltd.	681,400	9,282,224
	NH Foods Ltd.	183,667	6,041,947
	NHK Spring Co. Ltd.	3,400	34,458
	Nikon Corp.	514,700	5,321,651
	Nippon Electric Glass Co. Ltd.	83,799	2,073,530
	Nippon Express Holdings, Inc.	308,624	15,788,662
#	Nippon Steel Corp.	1,256,593	28,171,444
	Nippon Yusen KK	1,121,600	31,842,749
	Nissan Motor Co. Ltd.	3,625,498	13,268,246
	Nisshin Seifun Group, Inc.	36,200	472,225
	Niterra Co. Ltd.	373,000	12,233,588
	NOK Corp.	127,100	1,839,395
	Nomura Holdings, Inc.	3,219,302	18,317,768
	Nomura Real Estate Holdings, Inc.	543,800	15,224,831
	NSK Ltd.	1,224,791	6,735,595
	Obayashi Corp.	1,956,982	21,841,464
	Oji Holdings Corp.	3,573,400	13,997,060
	Open House Group Co. Ltd.	27,100	824,117
	ORIX Corp.	2,167,200	44,352,637
	Otsuka Holdings Co. Ltd.	54,000	2,308,870
	Panasonic Holdings Corp.	4,157,999	36,292,885
	Resona Holdings, Inc.	4,095,139	25,896,612
	Resonac Holdings Corp.	803,024	17,411,915
	Ricoh Co. Ltd.	1,843,900	15,907,425
	Rinnai Corp.	43,600	944,702
	Rohm Co. Ltd.	468,400	6,733,178
	Sankyu, Inc.	8,400	291,225
	SBI Holdings, Inc.	343,099	8,353,822
	Seiko Epson Corp.	981,632	16,147,832
	Seino Holdings Co. Ltd.	437,400	5,859,908
	Sekisui Chemical Co. Ltd.	206,700	3,007,079
	Sekisui House Ltd.	1,446,900	33,250,274
	Seven & i Holdings Co. Ltd.	108,700	1,404,534
	Shimamura Co. Ltd.	107,400	5,294,481
	Shimizu Corp.	800,400	4,958,042
	Shizuoka Financial Group, Inc.	741,300	6,919,181
	SoftBank Group Corp.	474,300	23,326,357
	Sohgo Security Services Co. Ltd.	79,000	439,377
	Sojitz Corp.	681,440	17,544,932
	Sompo Holdings, Inc.	791,568	15,665,222
	Stanley Electric Co. Ltd.	456,100	8,071,597
	Subaru Corp.	1,648,384	36,806,742
	SUMCO Corp.	609,700	9,092,643
	Sumitomo Chemical Co. Ltd.	2,151,600	4,596,809
	Sumitomo Corp.	1,699,000	44,678,853
	Sumitomo Electric Industries Ltd.	2,834,000	43,803,192
	Sumitomo Forestry Co. Ltd.	598,600	18,442,674
	Sumitomo Heavy Industries Ltd.	489,917	13,652,371
	Sumitomo Metal Mining Co. Ltd.	435,264	14,541,578
	Sumitomo Mitsui Financial Group, Inc.	1,457,900	82,814,222

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Trust Holdings, Inc.	1,048,087	$22,035,833
	Sumitomo Realty & Development Co. Ltd.	787,400	27,247,111
	Sumitomo Rubber Industries Ltd.	806,655	9,791,047
	Suzuken Co. Ltd.	102,500	3,027,207
	Suzuki Motor Corp.	1,600,000	18,633,248
	Taiheiyo Cement Corp.	217,387	4,972,187
	Taisei Corp.	215,600	7,893,201
	Takashimaya Co. Ltd.	382,400	5,420,634
	Takeda Pharmaceutical Co. Ltd.	2,716,171	71,386,586
	TBS Holdings, Inc.	54,600	1,422,972
	THK Co. Ltd.	230,400	5,027,122
	Tokyo Century Corp.	400,800	3,989,293
	Tokyo Tatemono Co. Ltd.	870,300	14,481,764
	Tokyu Fudosan Holdings Corp.	2,556,700	18,731,030
	TOPPAN Holdings, Inc.	599,800	14,229,618
	Toray Industries, Inc.	2,976,000	13,602,464
	Tosoh Corp.	958,800	13,218,132
	Toyo Seikan Group Holdings Ltd.	385,349	5,956,472
	Toyo Tire Corp.	334,200	6,322,764
	Toyoda Gosei Co. Ltd.	272,500	5,275,789
	Toyota Boshoku Corp.	168,000	2,484,438
	Toyota Industries Corp.	158,900	15,099,756
	Toyota Motor Corp.	4,626,850	105,531,855
	Toyota Tsusho Corp.	521,600	33,163,274
	Yamada Holdings Co. Ltd.	1,004,828	2,876,408
	Yamaguchi Financial Group, Inc.	151,042	1,525,767
	Yamaha Corp.	22,100	465,717
	Yamaha Motor Co. Ltd.	2,888,700	26,943,533
	Yamato Holdings Co. Ltd.	62,600	826,738
	Yamato Kogyo Co. Ltd.	72,400	3,889,993
	Yokohama Rubber Co. Ltd.	564,500	14,775,336
	Zeon Corp.	226,900	2,261,314

TOTAL JAPAN			2,683,468,001

NETHERLANDS — (3.8%)
# Ω	ABN AMRO Bank NV, GDR	678,891	10,874,856
	Aegon Ltd.	3,184,924	19,833,423
	Akzo Nobel NV	325,724	21,491,880
#	ArcelorMittal SA	1,322,241	33,051,557
	ASR Nederland NV	267,334	13,377,257
	Coca-Cola Europacific Partners PLC	95,047	6,816,672
	Heineken NV	356,789	34,722,583
	IMCD NV	13,323	2,010,102
	ING Groep NV	4,971,616	78,602,570
	JDE Peet’s NV	227,875	5,063,287
	Koninklijke Ahold Delhaize NV	4,003,663	121,527,947
	Koninklijke KPN NV	7,100,672	25,804,777
# *	Koninklijke Philips NV	1,170,718	31,088,469
	NN Group NV	850,647	39,241,092
	Prosus NV	499,154	16,701,671
	Randstad NV	402,851	20,203,354
	Stellantis NV	208,034	4,639,158

TOTAL NETHERLANDS			485,050,655

NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,105,854	9,735,506
	Chorus Ltd.	220,959	936,233
	Fletcher Building Ltd.	1,929,146	4,317,842

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	NEW ZEALAND — (Continued)
#	Fonterra Co.-operative Group Ltd.	293,628	$640,636
	Infratil Ltd.	160,104	1,027,986
	Mercury NZ Ltd.	23,014	86,369
*	Ryman Healthcare Ltd.	317,660	758,235
	Summerset Group Holdings Ltd.	174,193	1,136,836

	TOTAL NEW ZEALAND		18,639,643

	NORWAY — (0.8%)
*	Adevinta ASA	100,672	1,023,597
	Aker BP ASA	561,241	13,611,856
	Austevoll Seafood ASA	12,397	98,990
Ω	BW LPG Ltd.	283,251	4,090,306
	DNB Bank ASA	1,467,455	25,576,484
	Golden Ocean Group Ltd.	305,829	4,297,820
	Hoegh Autoliners ASA	2,025	21,255
	Norsk Hydro ASA	2,737,655	16,823,937
	SpareBank 1 SR-Bank ASA	344,254	4,168,410
	Stolt-Nielsen Ltd.	144,333	6,146,105
	Storebrand ASA	333,505	3,201,514
	Subsea 7 SA	573,605	9,228,017
	Wallenius Wilhelmsen ASA	618,543	6,230,301
	Yara International ASA	351,041	10,006,475

	TOTAL NORWAY		104,525,067

	PORTUGAL — (0.1%)
	EDP Renovaveis SA	389,633	5,334,145
	Galp Energia SGPS SA	553,452	11,888,791

	TOTAL PORTUGAL		17,222,936

	SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	2,069,400	4,001,914
#	City Developments Ltd.	1,505,300	6,746,654
	Hongkong Land Holdings Ltd.	1,978,200	6,320,703
#	Jardine Cycle & Carriage Ltd.	63,800	1,231,228
	Keppel Ltd.	6,066,500	30,344,081
	Oversea-Chinese Banking Corp. Ltd.	1,056,100	10,963,970
# *	Seatrium Ltd.	92,638,285	6,617,660
	Singapore Land Group Ltd.	23,570	31,007
	United Overseas Bank Ltd.	1,308,200	29,029,986
	UOL Group Ltd.	974,274	4,159,905
	Wilmar International Ltd.	6,802,200	15,989,064

	TOTAL SINGAPORE		115,436,172

	SPAIN — (2.9%)
	Banco Bilbao Vizcaya Argentaria SA	6,651,895	71,933,413
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	881,590	9,441,829
	Banco de Sabadell SA	862,269	1,647,109
#	Banco Santander SA	33,828,020	164,594,695
	Banco Santander SA, Sponsored ADR	219,342	1,052,842
	CaixaBank SA	8,447,967	44,550,832
	Repsol SA	5,175,215	81,230,579

	TOTAL SPAIN		374,451,299

	SWEDEN — (2.1%)
	Billerud Aktiebolag	209,185	1,734,904
#	Boliden AB	994,756	32,692,350

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bure Equity AB	2,164	$67,752
Ω	Dometic Group AB	351,335	2,510,682
	Essity AB, Class B	73,329	1,829,540
	Getinge AB, Class B	85,059	1,790,698
	Holmen AB, Class A	5,562	215,486
	Holmen AB, Class B	176,174	6,861,497
#	Husqvarna AB, Class B	1,071,204	8,688,754
	Loomis AB	310,972	7,947,435
*	Millicom International Cellular SA, SDR	369,384	7,579,225
	Pandox AB	95,224	1,472,584
#	Securitas AB, Class B	987,811	9,899,447
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	34,122,973
	Skandinaviska Enskilda Banken AB, Class C	14,462	191,802
	Skanska AB, Class B	730,459	12,548,050
	SKF AB, Class B	1,186,348	24,389,014
#	SSAB AB, Class A	791,009	4,441,615
#	SSAB AB, Class B	2,227,107	12,461,906
	Svenska Cellulosa AB SCA, Class A	34,534	501,745
	Svenska Cellulosa AB SCA, Class B	581,885	8,527,675
	Svenska Handelsbanken AB, Class A	1,224,329	10,499,016
#	Svenska Handelsbanken AB, Class B	37,204	399,133
#	Swedbank AB, Class A	1,001,439	19,149,781
	Telefonaktiebolaget LM Ericsson, Class B	3,477,365	17,647,227
	Telia Co. AB	4,284,518	9,800,731
	Trelleborg AB, Class B	581,623	20,497,807
	Vitrolife AB	18,157	271,191
	Volvo AB, Class A	160,173	4,218,355
	Volvo AB, Class B	50,146	1,276,375
*	Volvo Car AB	199,639	40,760
*	Volvo Car AB, Class B	199,639	619,726

TOTAL SWEDEN			264,895,236

SWITZERLAND — (9.5%)
	Alcon, Inc.	585,862	45,000,892
	Baloise Holding AG	105,344	15,918,832
	Banque Cantonale Vaudoise	3,643	380,965
	Cie Financiere Richemont SA, Class A	787,983	108,920,549
	DSM-Firmenich AG	174,413	19,561,199
	Holcim AG	1,270,872	106,476,312
	Julius Baer Group Ltd.	644,916	34,605,128
	Lonza Group AG	120,322	66,416,929
	Novartis AG, Sponsored ADR	1,104,091	107,240,359
	Novartis AG	1,526,421	148,150,570
*	Sandoz Group AG	305,284	10,375,662
# *	Sandoz Group AG, ADR	275,714	9,341,190
	Schindler Holding AG	7,078	1,724,581
	SIG Group AG	326,835	6,531,258
#	Swatch Group AG	147,696	12,431,816
	Swiss Life Holding AG	77,691	52,422,437
	Swiss Prime Site AG	116,858	10,789,830
	Swiss Re AG	539,533	58,650,131
	Swisscom AG	94,854	52,037,529
# *	UBS Group AG	7,039,491	185,539,121
	Zurich Insurance Group AG	344,994	166,993,077

TOTAL SWITZERLAND			1,219,508,367

UNITED KINGDOM — (12.1%)
	3i Group PLC	383,479	13,700,723

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Anglo American PLC	1,495,563	$48,871,200
# Barclays PLC, Sponsored ADR	4,618,711	47,295,601
Barclays PLC	6,559,385	16,538,127
Barratt Developments PLC	1,172,367	6,624,014
BP PLC, Sponsored ADR	1,277,626	49,533,560
BP PLC	7,690,578	49,570,675
British American Tobacco PLC, Sponsored ADR	160,135	4,711,172
British American Tobacco PLC	1,655,301	48,593,466
BT Group PLC	26,353,717	33,701,222
Centrica PLC	486,495	776,578
DS Smith PLC	3,612,787	15,739,221
Glencore PLC	12,728,997	74,064,434
HSBC Holdings PLC	11,272,844	97,712,457
# HSBC Holdings PLC, Sponsored ADR	2,088,271	91,006,850
Investec PLC	791,263	5,012,084
J Sainsbury PLC	5,745,638	18,846,708
Kingfisher PLC	6,401,753	19,719,471
Lloyds Banking Group PLC	129,529,683	83,596,212
Lloyds Banking Group PLC, ADR	1,844,768	4,722,606
M&G PLC	550,166	1,377,356
Marks & Spencer Group PLC	10,812	34,446
Mondi PLC	711,208	13,478,390
NatWest Group PLC	10,908,015	41,171,007
# NatWest Group PLC, Sponsored ADR	1,170,624	9,013,805
# Pearson PLC, Sponsored ADR	536,583	6,535,581
Shell PLC	307,658	10,936,810
Shell PLC, ADR	8,324,491	596,533,025
Standard Chartered PLC	3,879,521	33,331,053
Taylor Wimpey PLC	6,456,344	10,579,511
Tesco PLC	9,436,697	34,840,930
Vodafone Group PLC	57,897,858	48,825,345
Vodafone Group PLC, Sponsored ADR	1,141,673	9,601,472
Whitbread PLC	25,328	998,247

TOTAL UNITED KINGDOM		1,547,593,359

UNITED STATES — (0.2%)
CRH PLC	239,197	18,518,632
Newmont Corp., CDI	201,911	8,175,134

TOTAL UNITED STATES		26,693,766

TOTAL COMMON STOCKS		12,206,538,119

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 8.806%	152,008	15,619,080
Henkel AG & Co. KGaA, 2.489%	219,496	17,437,144
Porsche Automobil Holding SE, 5.339%	246,047	12,536,460
Volkswagen AG, 7.568%	407,371	49,905,025

TOTAL GERMANY		95,497,709

TOTAL INVESTMENT SECURITIES (Cost $9,614,807,124)		12,302,035,828

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@ §	The DFA Short Term Investment Fund	41,646,336	$481,764,815

TOTAL INVESTMENTS — (100.0%) (Cost $10,096,565,575)			$12,783,800,643

ADR American Depositary Receipt

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	435	06/21/24	$113,704,115	$110,207,250	$(3,496,865)

Total Futures Contracts			$113,704,115	$110,207,250	$(3,496,865)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$764,581,484	—	$764,581,484
Austria	—	10,364,334	—	10,364,334
Belgium	—	88,201,536	—	88,201,536
Canada	$1,298,083,989	—	—	1,298,083,989
Denmark	529,252	332,696,703	—	333,225,955
Finland	4,858,347	85,587,537	—	90,445,884
France	—	1,395,419,669	—	1,395,419,669
Germany	22,757,937	757,962,973	—	780,720,910
Hong Kong	—	151,695,444	—	151,695,444
Ireland	—	28,993,455	—	28,993,455
Israel	—	63,487,764	—	63,487,764
Italy	56,797,453	287,035,741	—	343,833,194
Japan	28,430,409	2,655,037,592	—	2,683,468,001
Netherlands	27,323,680	457,726,975	—	485,050,655
New Zealand	—	18,639,643	—	18,639,643
Norway	—	104,525,067	—	104,525,067
Portugal	—	17,222,936	—	17,222,936
Singapore	—	115,436,172	—	115,436,172
Spain	10,494,671	363,956,628	—	374,451,299
Sweden	40,760	264,854,476	—	264,895,236
Switzerland	153,513,235	1,065,995,132	—	1,219,508,367
United Kingdom	818,953,672	728,639,687	—	1,547,593,359
United States	18,518,632	8,175,134	—	26,693,766

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$95,497,709	—	$95,497,709
Securities Lending Collateral	—	481,764,815	—	481,764,815

Total Investments in Securities	$2,440,302,037	$10,343,498,606	—	$12,783,800,643

Financial Instruments
Liabilities
Futures Contracts**	$(3,496,865)	—	—	(3,496,865)

Total Financial Instruments	$(3,496,865)	—	—	$(3,496,865)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.5%)
	Ambev SA, ADR	1,682,326	$3,902,996
	Atacadao SA	618,046	1,329,502
	B3 SA - Brasil Bolsa Balcao	2,053,771	4,267,648
	Banco Bradesco SA	642,776	1,530,006
	Banco BTG Pactual SA	490,039	3,152,044
	Banco do Brasil SA	762,700	4,027,507
	Banco Santander Brasil SA	145,083	807,476
	BB Seguridade Participacoes SA	353,143	2,189,886
*	BRF SA	427,700	1,390,359
	Caixa Seguridade Participacoes SA	285,695	861,608
	CCR SA	816,987	1,939,962
	Centrais Eletricas Brasileiras SA	457,277	3,334,073
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	153,200	2,384,475
	Cia Energetica de Minas Gerais	280,581	618,158
#	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	780,345
	Cia Siderurgica Nacional SA	749,100	2,008,141
	Companhia Paranaense de Energia	334,435	528,130
#	Companhia Paranaense de Energia, Sponsored ADR	17,400	122,496
*	Companhia Paranaense de Energia, ADR	4,349	27,399
	Cosan SA	994,086	2,775,921
	CPFL Energia SA	123,300	757,476
*	Embraer SA, Sponsored ADR	92,800	2,371,040
	Energisa SA	337,721	2,933,254
*	Eneva SA	794,721	1,894,744
	Engie Brasil Energia SA	160,176	1,261,641
	Equatorial Energia SA	733,833	4,323,066
	Gerdau SA, Sponsored ADR	1,084,865	3,775,330
* Ω	Hapvida Participacoes e Investimentos SA	5,206,909	3,700,169
	Hypera SA	259,661	1,476,176
	Itau Unibanco Holding SA	161,903	851,826
	JBS SA	706,932	3,191,173
	Klabin SA	1,217,614	5,402,655
	Localiza Rent a Car SA	350,167	3,306,376
	Lojas Renner SA	96,967	286,273
	Natura & Co. Holding SA	942,411	3,010,938
	Neoenergia SA	172,642	637,691
#	Petroleo Brasileiro SA, Sponsored ADR	728,195	11,922,364
	Petroleo Brasileiro SA	2,733,556	23,299,925
	Porto Seguro SA	177,474	1,023,980
	PRIO SA	478,538	4,423,569
	Raia Drogasil SA	685,564	3,377,254
Ω	Rede D’Or Sao Luiz SA	224,105	1,122,122
	Rumo SA	407,506	1,582,121
	Sendas Distribuidora SA	119,522	301,993
	Suzano SA	540,219	6,081,963
	Telefonica Brasil SA	205,562	1,874,072
	TIM SA	688,639	2,335,426
	TOTVS SA	323,491	1,715,700
	Ultrapar Participacoes SA	756,653	3,766,799
	Vale SA, Sponsored ADR	485,147	5,904,233
	Vale SA	1,665,412	20,298,867
	Vibra Energia SA	930,087	4,202,103
	WEG SA	735,311	5,600,576

TOTAL BRAZIL			175,991,027

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (0.4%)
	Banco de Chile, ADR	126,043	$2,783,036
	Banco de Credito e Inversiones SA	57,235	1,669,327
	Banco Santander Chile, ADR	77,553	1,394,403
	Banco Santander Chile	814,687	36,914
	Cencosud SA	1,542,394	2,642,979
	Cencosud Shopping SA	386,028	598,312
	Cia Cervecerias Unidas SA	40,329	247,422
#	Cia Cervecerias Unidas SA, Sponsored ADR	7,841	94,876
	Cia Sud Americana de Vapores SA	15,964,457	1,245,495
	Colbun SA	3,476,724	446,482
	Embotelladora Andina SA, ADR, Class B	5,680	95,140
	Empresas CMPC SA	1,266,769	2,501,739
	Empresas Copec SA	235,801	1,682,696
	Enel Americas SA	6,119,171	573,642
	Enel Chile SA	19,740,466	1,172,029
*	Falabella SA	545,778	1,461,017
	Plaza SA	248,425	361,233
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	76,079	3,476,050

TOTAL CHILE			22,482,792

CHINA — (23.6%)
*	360 Security Technology, Inc., Class A	266,700	312,045
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	254,424
	Accelink Technologies Co. Ltd., Class A	45,400	232,740
	ADAMA Ltd., Class A	40,900	35,530
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	65,210
	AECC Aero-Engine Control Co. Ltd., Class A	83,957	226,194
	AECC Aviation Power Co. Ltd., Class A	79,700	388,411
	Agricultural Bank of China Ltd., Class H	14,534,000	6,480,869
	Aier Eye Hospital Group Co. Ltd., Class A	369,505	656,254
# *	Air China Ltd., Class H	1,182,000	592,604
	Aisino Corp., Class A	172,700	201,896
	Alibaba Group Holding Ltd., Sponsored ADR	526,727	39,425,516
	Alibaba Group Holding Ltd.	3,987,600	37,336,141
# *	Alibaba Health Information Technology Ltd.	3,802,000	1,419,206
	Aluminum Corp. of China Ltd., Class H	6,868,000	4,554,948
	Amlogic Shanghai Co. Ltd., Class A	18,181	144,541
	An Hui Wenergy Co. Ltd., Class A	78,718	90,401
	Angel Yeast Co. Ltd., Class A	74,500	305,869
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	167,857
	Anhui Conch Cement Co. Ltd., Class H	1,090,000	2,528,869
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	437,849
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	101,500	218,446
	Anhui Kouzi Distillery Co. Ltd., Class A	68,600	394,452
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	371,553
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	223,765
	Anjoy Foods Group Co. Ltd., Class A	16,400	208,242
	Anker Innovations Technology Co. Ltd., Class A	18,600	220,965
	ANTA Sports Products Ltd.	667,400	7,555,630
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	94,374	231,219
	Asymchem Laboratories Tianjin Co. Ltd., Class A	25,670	292,071
	Autobio Diagnostics Co. Ltd., Class A	28,600	224,577
	Avary Holding Shenzhen Co. Ltd., Class A	181,876	603,345
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	134,214
	Avicopter PLC, Class A	37,004	212,395
*	Baidu, Inc., Sponsored ADR	2,292	236,993
*	Baidu, Inc., Class A	1,754,700	22,733,155
	Bank of Beijing Co. Ltd., Class A	697,408	536,847
	Bank of Changsha Co. Ltd., Class A	401,784	452,031

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Chengdu Co. Ltd., Class A	371,850	$758,607
	Bank of China Ltd., Class H	43,912,181	19,694,176
	Bank of Communications Co. Ltd., Class H	5,614,515	4,042,780
	Bank of Guiyang Co. Ltd., Class A	426,923	332,062
	Bank of Hangzhou Co. Ltd., Class A	242,404	431,589
	Bank of Jiangsu Co. Ltd., Class A	977,270	1,089,451
	Bank of Nanjing Co. Ltd., Class A	454,780	584,961
	Bank of Ningbo Co. Ltd., Class A	275,742	870,634
	Bank of Shanghai Co. Ltd., Class A	458,383	461,799
	Bank of Suzhou Co. Ltd., Class A	415,260	432,353
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	786,228
	Baowu Magnesium Technology Co. Ltd., Class A	60,200	152,986
*	BeiGene Ltd.	202,000	2,396,243
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	327,276
*	Beijing Compass Technology Development Co. Ltd., Class A	20,100	130,401
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	198,210
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	301,420
	Beijing Enlight Media Co. Ltd., Class A	153,706	198,086
	Beijing Kingsoft Office Software, Inc., Class A	7,538	319,274
	Beijing New Building Materials PLC, Class A	141,103	637,180
	Beijing Originwater Technology Co. Ltd., Class A	370,349	249,899
	Beijing Roborock Technology Co. Ltd., Class A	458	26,758
*	Beijing Shiji Information Technology Co. Ltd., Class A	103,028	101,725
*	Beijing Shougang Co. Ltd., Class A	441,600	194,050
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	169,478
	Beijing Tiantan Biological Products Corp. Ltd., Class A	58,116	230,133
	Beijing Tongrentang Co. Ltd., Class A	68,700	400,617
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	55,910
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	311,708
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	252,184
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,462,600	1,025,133
	Bethel Automotive Safety Systems Co. Ltd., Class A	29,600	234,465
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	139,229
	BGI Genomics Co. Ltd., Class A	34,100	193,355
	Biem.L.Fdlkk Garment Co. Ltd., Class A	28,900	118,850
	Bloomage Biotechnology Corp. Ltd., Class A	25,994	220,096
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	125,462
	Bluestar Adisseo Co., Class A	64,100	88,206
Ω	BOC Aviation Ltd.	4,700	37,383
	BOC International China Co. Ltd., Class A	204,400	288,855
	BOE Technology Group Co. Ltd., Class A	1,604,500	963,069
	Bosideng International Holdings Ltd.	278,000	160,925
*	BTG Hotels Group Co. Ltd., Class A	92,300	194,874
	BYD Co. Ltd., Class H	533,886	14,635,186
	BYD Electronic International Co. Ltd.	994,000	3,348,572
	By-health Co. Ltd., Class A	124,793	272,200
	Caitong Securities Co. Ltd., Class A	306,090	322,771
	Canmax Technologies Co. Ltd., Class A	133,570	388,488
	CECEP Solar Energy Co. Ltd., Class A	327,700	233,072
	CECEP Wind-Power Corp., Class A	909,060	393,580
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,642,674
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	534,795
	Changjiang Securities Co. Ltd., Class A	401,270	313,270
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	204,055
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	286,014
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	139,011
	Chengdu Xingrong Environment Co. Ltd., Class A	141,600	139,501
	Chengxin Lithium Group Co. Ltd., Class A	93,529	231,133
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	97,300	238,711

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	$205,744
	China Baoan Group Co. Ltd., Class A	218,734	316,781
	China Cinda Asset Management Co. Ltd., Class H	1,133,000	102,102
	China CITIC Bank Corp. Ltd., Class H	8,177,928	4,784,360
	China Coal Energy Co. Ltd., Class H	3,325,777	3,350,183
	China Construction Bank Corp., Class H	53,612,590	34,686,846
	China CSSC Holdings Ltd., Class A	82,717	415,616
# *	China Eastern Airlines Corp. Ltd., Class H	1,332,000	343,808
	China Energy Engineering Corp. Ltd., Class A	2,502,824	758,894
#	China Everbright Bank Co. Ltd., Class H	3,595,000	1,089,126
*	China Film Co. Ltd., Class A	54,000	88,476
	China Galaxy Securities Co. Ltd., Class H	3,972,500	2,151,771
	China Gas Holdings Ltd.	922,200	863,484
	China Great Wall Securities Co. Ltd., Class A	196,900	207,581
	China Greatwall Technology Group Co. Ltd., Class A	182,800	245,129
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	147,172
#	China Hongqiao Group Ltd.	2,952,000	4,073,403
Ω	China International Capital Corp. Ltd., Class H	1,420,000	1,712,302
	China International Marine Containers Group Co. Ltd., Class H	327,230	276,810
	China Jushi Co. Ltd., Class A	453,898	746,053
	China Life Insurance Co. Ltd., Class H	3,121,000	4,110,115
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	983,548
	China Meheco Co. Ltd., Class A	121,131	185,511
	China Mengniu Dairy Co. Ltd.	4,159,000	8,615,269
	China Merchants Bank Co. Ltd., Class H	2,884,554	12,492,590
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	934,518
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	93,100	142,256
	China Merchants Port Holdings Co. Ltd.	385,950	509,691
Ω	China Merchants Securities Co. Ltd., Class H	442,660	367,923
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	304,773	355,058
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,763,035
	China National Accord Medicines Corp. Ltd., Class A	44,000	213,079
	China National Building Material Co. Ltd., Class H	818,000	316,515
	China National Chemical Engineering Co. Ltd., Class A	411,600	390,853
	China National Medicines Corp. Ltd., Class A	48,400	231,930
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,304,676
	China National Software & Service Co. Ltd., Class A	15,200	63,268
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	354,769
	China Oilfield Services Ltd., Class H	2,922,000	3,124,511
	China Overseas Land & Investment Ltd.	3,164,000	5,818,193
	China Pacific Insurance Group Co. Ltd., Class H	2,695,800	5,906,704
	China Petroleum & Chemical Corp., Class H	17,202,800	10,268,379
	China Railway Group Ltd., Class H	3,976,000	1,961,992
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	178,930
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,639,000	635,204
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	71,029
	China Resources Beer Holdings Co. Ltd.	1,401,611	6,388,628
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	140,417
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	299,724
	China Resources Gas Group Ltd.	1,720,600	5,407,797
	China Resources Land Ltd.	3,576,166	12,859,304
	China Resources Microelectronics Ltd., Class A	52,048	261,331
Ω	China Resources Mixc Lifestyle Services Ltd.	612,000	2,154,094
	China Resources Power Holdings Co. Ltd.	1,598,517	3,975,280
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	367,051
	China Science Publishing & Media Ltd., Class A	20,500	65,844
	China Shenhua Energy Co. Ltd., Class H	2,474,000	10,268,257
	China South Publishing & Media Group Co. Ltd., Class A	141,000	235,189

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Southern Airlines Co. Ltd., Class H	2,400,000	$867,775
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	166,300	112,684
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,297,101
	China State Construction International Holdings Ltd.	140,000	147,714
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	557,114
Ω	China Tower Corp. Ltd., Class H	70,956,000	8,306,062
*	China TransInfo Technology Co. Ltd., Class A	20,800	28,037
	China Tungsten & Hightech Materials Co. Ltd., Class A	68,800	101,977
#	China Vanke Co. Ltd., Class H	2,321,920	1,361,774
	China World Trade Center Co. Ltd., Class A	34,000	109,119
	China Yangtze Power Co. Ltd., Class A	748,847	2,664,239
	China Zhenhua Group Science & Technology Co. Ltd., Class A	42,000	269,977
	China Zheshang Bank Co. Ltd., Class H	2,109,499	608,299
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	186,215
	Chongqing Brewery Co. Ltd., Class A	17,300	167,649
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	600,518
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	31,900	62,467
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,127,438
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,870	578,936
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	278,338
	CITIC Ltd.	4,739,000	4,484,999
	CITIC Securities Co. Ltd., Class H	1,347,300	2,145,056
	CMOC Group Ltd., Class H	2,772,966	2,601,622
	CNGR Advanced Material Co. Ltd., Class A	25,000	180,382
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	132,927
	CNOOC Energy Technology & Services Ltd., Class A	655,100	367,466
	COFCO Sugar Holding Co. Ltd., Class A	173,300	239,525
	Contemporary Amperex Technology Co. Ltd., Class A	189,836	5,309,451
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,976,000	2,317,380
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,706,299	6,089,166
	CRRC Corp. Ltd., Class H	2,592,000	1,430,765
Ω	CSC Financial Co. Ltd., Class H	646,500	493,364
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	30,720	145,324
	CSPC Pharmaceutical Group Ltd.	15,439,200	12,677,619
	CSSC Science & Technology Co. Ltd., Class A	96,100	210,625
	Daqin Railway Co. Ltd., Class A	664,060	634,303
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	87,312	261,898
	Datang International Power Generation Co. Ltd., Class H	950,000	186,961
	DBG Technology Co. Ltd., Class A	15,500	47,962
*	Deppon Logistics Co. Ltd., Class A	88,500	202,598
	DHC Software Co. Ltd., Class A	257,400	193,756
	Digital China Group Co. Ltd., Class A	55,900	235,939
	Do-Fluoride New Materials Co. Ltd., Class A	122,892	233,799
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	403,425
#	Dongfang Electric Corp. Ltd., Class H	305,200	414,015
	Dongxing Securities Co. Ltd., Class A	282,318	342,496
	East Money Information Co. Ltd., Class A	528,973	948,832
	Ecovacs Robotics Co. Ltd., Class A	37,500	255,646
	ENN Energy Holdings Ltd.	629,000	5,359,324
	ENN Natural Gas Co. Ltd., Class A	244,700	609,635
	Eoptolink Technology, Inc. Ltd., Class A	10,100	118,465
	Eve Energy Co. Ltd., Class A	70,305	358,548
# Ω	Everbright Securities Co. Ltd., Class H	412,600	289,323
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	261,501
*	FAW Jiefang Group Co. Ltd., Class A	165,700	205,142
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	195,103
	First Capital Securities Co. Ltd., Class A	320,000	252,788
#	Flat Glass Group Co. Ltd., Class H	476,000	1,146,576

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co. Ltd., Class A	727,597	$651,259
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	186,467	1,007,044
	Fosun International Ltd.	856,222	505,163
	Founder Securities Co. Ltd., Class A	411,200	508,052
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	1,656,316
	Fujian Funeng Co. Ltd., Class A	255,070	350,825
	Fujian Sunner Development Co. Ltd., Class A	115,380	248,937
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	450,000	2,694,177
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	122,701
Ω	Ganfeng Lithium Group Co. Ltd., Class H	563,599	1,652,744
	Gansu Energy Chemical Co. Ltd., Class A	840,500	408,523
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,200	32,269
	GCL Energy Technology Co. Ltd., Class A	130,300	169,882
	GD Power Development Co. Ltd., Class A	524,300	370,497
	Geely Automobile Holdings Ltd.	8,094,000	9,741,602
	GEM Co. Ltd., Class A	275,176	263,770
	Gemdale Corp., Class A	289,000	158,144
	Geovis Technology Co. Ltd., Class A	2,925	21,726
	GF Securities Co. Ltd., Class H	1,027,600	1,023,738
	Giant Network Group Co. Ltd., Class A	145,500	235,198
	GigaDevice Semiconductor, Inc., Class A	22,974	247,810
	Ginlong Technologies Co. Ltd., Class A	48,225	355,076
	Glarun Technology Co. Ltd., Class A	69,600	137,100
	GoerTek, Inc., Class A	178,900	388,454
	Goneo Group Co. Ltd., Class A	17,216	283,534
	GoodWe Technologies Co. Ltd., Class A	10,840	138,617
*	Gotion High-tech Co. Ltd., Class A	83,100	214,488
	Great Wall Motor Co. Ltd., Class H	1,474,500	2,228,178
	Gree Electric Appliances, Inc. of Zhuhai, Class A	156,233	906,348
	GRG Banking Equipment Co. Ltd., Class A	142,000	232,696
	Guangdong Haid Group Co. Ltd., Class A	71,300	490,583
*	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	288,176
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,500	22,004
	Guangdong Investment Ltd.	1,250,000	652,956
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	218,527
	Guanghui Energy Co. Ltd., Class A	771,700	784,458
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,201,846
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	184,660
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	611,820
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	333,223
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	38,701	204,464
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	45,000	207,192
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	120,040	346,749
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	208,204
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	110,382
	Guosen Securities Co. Ltd., Class A	186,700	230,833
*	Guosheng Financial Holding, Inc., Class A	141,700	231,968
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	393,116
	Guoyuan Securities Co. Ltd., Class A	308,740	289,686
	H World Group Ltd., ADR	86,463	3,174,057
	H World Group Ltd.	750,000	2,790,503
Ω	Haidilao International Holding Ltd.	1,717,000	3,873,908
	Haier Smart Home Co. Ltd., Class A	258,200	1,074,135
	Haier Smart Home Co. Ltd., Class H	1,845,200	6,834,663
*	Hainan Airlines Holding Co. Ltd., Class A	1,030,100	194,311
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	109,839
	Haitong Securities Co. Ltd., Class H	2,468,400	1,178,961
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	359,979
	Hangcha Group Co. Ltd., Class A	73,700	304,304

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangjin Technology Co. Ltd., Class A	38,100	$146,208
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	218,150
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	107,575
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	237,185
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	306,576
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	260,990
	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	164,460
	Han’s Laser Technology Industry Group Co. Ltd., Class A	126,117	366,343
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	2,037,337
	Haohua Chemical Science & Technology Co. Ltd., Class A	20,600	88,188
	Harbin Boshi Automation Co. Ltd., Class A	57,200	120,900
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	211,714
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	68,157
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	207,731
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	315,400
	Henan Pinggao Electric Co. Ltd., Class A	31,900	65,281
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	725,190
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	630,724
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	141,921	281,357
*	Hengli Petrochemical Co. Ltd., Class A	262,200	559,785
	Hengtong Optic-electric Co. Ltd., Class A	143,100	278,573
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	304,647
	Hesteel Co. Ltd., Class A	1,383,853	417,521
	Hexing Electrical Co. Ltd., Class A	18,500	116,513
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	427,562
	HLA Group Corp. Ltd., Class A	370,900	465,768
	Hongfa Technology Co. Ltd., Class A	6,000	23,595
	Hongta Securities Co. Ltd., Class A	97,320	96,754
	Hoyuan Green Energy Co. Ltd., Class A	67,600	204,783
#* Ω	Hua Hong Semiconductor Ltd.	470,000	926,230
	Huaan Securities Co. Ltd., Class A	345,700	230,145
#	Huadian Power International Corp. Ltd., Class H	1,134,000	619,209
	Huadong Medicine Co. Ltd., Class A	87,800	398,819
	Huafon Chemical Co. Ltd., Class A	349,483	391,870
	Huagong Tech Co. Ltd., Class A	30,400	139,097
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	712,636
	Hualan Biological Engineering, Inc., Class A	78,500	210,730
*	Huaneng Power International, Inc., Class H	2,394,000	1,523,783
Ω	Huatai Securities Co. Ltd., Class H	1,164,400	1,377,042
	Huaxi Securities Co. Ltd., Class A	251,400	256,056
	Huaxia Bank Co. Ltd., Class A	644,456	596,433
	Huayu Automotive Systems Co. Ltd., Class A	236,300	536,503
	Hubei Dinglong Co. Ltd., Class A	44,900	146,423
	Hubei Energy Group Co. Ltd., Class A	227,983	181,195
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,400	16,307
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	577,599
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	117,900	349,106
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	333,321
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	393,706
	Hunan Gold Corp. Ltd., Class A	47,600	101,741
	Hunan Valin Steel Co. Ltd., Class A	694,400	499,624
	Hundsun Technologies, Inc., Class A	64,829	183,145
	IEIT Systems Co. Ltd., Class A	59,084	329,476
	Iflytek Co. Ltd., Class A	66,700	412,323
	IKD Co. Ltd., Class A	105,900	281,050
	Imeik Technology Development Co. Ltd., Class A	7,560	223,619
	Industrial & Commercial Bank of China Ltd., Class H	29,524,185	15,831,696
	Industrial Bank Co. Ltd., Class A	643,039	1,493,557
	Industrial Securities Co. Ltd., Class A	592,648	455,312

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Infore Environment Technology Group Co. Ltd., Class A	233,424	$164,949
	Ingenic Semiconductor Co. Ltd., Class A	18,000	156,782
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	305,174
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	870,382
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	345,225
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	761,503	441,914
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	203,800
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	287,000	1,130,974
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	388,349
* Ω	Innovent Biologics, Inc.	578,500	2,800,498
	JA Solar Technology Co. Ltd., Class A	399,604	783,633
	Jason Furniture Hangzhou Co. Ltd., Class A	84,880	390,713
	JCET Group Co. Ltd., Class A	171,200	603,545
* Ω	JD Health International, Inc.	974,900	3,325,212
* Ω	JD Logistics, Inc.	2,169,000	2,347,561
	JD.com, Inc., ADR	124,763	3,604,403
	JD.com, Inc., Class A	1,229,171	17,710,351
	Jiangling Motors Corp. Ltd., Class A	25,000	89,836
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	340,718
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	253,274
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,000,330
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	100,884
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	409,604
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,015,705
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	100,982
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,412	446,095
	Jiangsu Linyang Energy Co. Ltd., Class A	56,467	51,447
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	94,726
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	247,149
	Jiangsu Pacific Quartz Co. Ltd., Class A	20,368	219,828
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	44,800	63,364
	Jiangsu Yanghe Distillery Co. Ltd., Class A	73,790	965,894
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	398,128
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	162,402
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	450,054
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	428,935
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,690,389
	Jiayou International Logistics Co. Ltd., Class A	55,100	193,505
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	98,400	201,927
	Jinduicheng Molybdenum Co. Ltd., Class A	146,000	228,398
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	202,400	443,409
	JiuGui Liquor Co. Ltd., Class A	17,300	121,605
	Jizhong Energy Resources Co. Ltd., Class A	535,300	553,576
	JL Mag Rare-Earth Co. Ltd., Class A	63,460	130,080
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	325,766
	Jointown Pharmaceutical Group Co. Ltd., Class A	376,299	425,760
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	57,300	232,998
*	Juneyao Airlines Co. Ltd., Class A	302,740	513,251
	Keboda Technology Co. Ltd., Class A	6,200	61,775
	Kingfa Sci & Tech Co. Ltd., Class A	75,800	77,887
	Kingsoft Corp. Ltd.	90,400	293,708
* Ω	Kuaishou Technology	564,000	3,954,037
*	Kuang-Chi Technologies Co. Ltd., Class A	61,500	165,691
	Kunlun Energy Co. Ltd.	7,294,000	7,070,648
*	Kunlun Tech Co. Ltd., Class A	28,500	155,558
	Kweichow Moutai Co. Ltd., Class A	54,793	12,846,395
	Lao Feng Xiang Co. Ltd., Class A	41,600	442,621
	Laobaixing Pharmacy Chain JSC, Class A	76,000	350,610

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	LB Group Co. Ltd., Class A	164,500	$475,562
	Lenovo Group Ltd.	10,327,278	11,615,705
	Lens Technology Co. Ltd., Class A	200,200	393,518
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	246,196
	Levima Advanced Materials Corp., Class A	33,700	79,345
# *	Li Auto, Inc., ADR	112,566	2,958,234
*	Li Auto, Inc., Class A	135,900	1,780,548
	Li Ning Co. Ltd.	4,167,500	10,909,960
	Liaoning Cheng Da Co. Ltd., Class A	14,400	20,551
	Lingyi iTech Guangdong Co., Class A	512,118	366,214
Ω	Longfor Group Holdings Ltd.	3,699,000	5,478,753
	LONGi Green Energy Technology Co. Ltd., Class A	368,488	922,673
	Luxi Chemical Group Co. Ltd., Class A	220,500	351,921
	Luxshare Precision Industry Co. Ltd., Class A	294,224	1,179,333
	Luzhou Laojiao Co. Ltd., Class A	66,129	1,692,610
	Mango Excellent Media Co. Ltd., Class A	151,692	488,378
	Maxscend Microelectronics Co. Ltd., Class A	12,100	150,757
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	325,557	198,558
* Ω	Meituan, Class B	1,455,540	19,874,712
	Metallurgical Corp. of China Ltd., Class H	5,036,000	980,320
	Midea Group Co. Ltd., Class A	288,701	2,776,504
	Ming Yang Smart Energy Group Ltd., Class A	169,704	228,551
	MINISO Group Holding Ltd.	372,400	2,100,725
	Montage Technology Co. Ltd., Class A	27,314	189,691
	Muyuan Foods Co. Ltd., Class A	287,257	1,727,233
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	503,476
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	129,146	243,710
	Nanjing Securities Co. Ltd., Class A	124,700	140,803
	NARI Technology Co. Ltd., Class A	299,642	969,103
*	National Silicon Industry Group Co. Ltd., Class A	100,256	182,958
	NAURA Technology Group Co. Ltd., Class A	15,000	656,811
*	NavInfo Co. Ltd., Class A	134,350	137,771
	NetEase, Inc., ADR	176,951	16,539,610
	NetEase, Inc.	159,100	2,982,270
	New China Life Insurance Co. Ltd., Class H	1,023,200	1,962,250
*	New Hope Liuhe Co. Ltd., Class A	215,266	264,648
	Newland Digital Technology Co. Ltd., Class A	58,300	136,234
	Ninestar Corp., Class A	67,351	234,314
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	3,600	13,914
	Ningbo Joyson Electronic Corp., Class A	154,700	373,894
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	189,314
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	502,198
	Ningbo Shanshan Co. Ltd., Class A	149,700	244,048
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	375,574
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	111,929
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	732,139
# *	NIO, Inc., ADR	189,636	895,082
*	NIO, Inc., Class A	739,040	3,491,618
Ω	Nongfu Spring Co. Ltd., Class H	782,000	4,594,186
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	160,911
	Northeast Securities Co. Ltd., Class A	120,200	113,956
*	Offcn Education Technology Co. Ltd., Class A	280,212	102,297
	Offshore Oil Engineering Co. Ltd., Class A	334,000	292,685
*	OFILM Group Co. Ltd., Class A	114,200	138,754
	Oppein Home Group, Inc., Class A	44,095	378,629
	Orient Overseas International Ltd.	287,000	4,185,902
Ω	Orient Securities Co. Ltd., Class H	898,800	372,056
	Oriental Pearl Group Co. Ltd., Class A	141,200	134,195
	Ovctek China, Inc., Class A	43,852	113,658

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Pacific Securities Co. Ltd., Class A	266,700	$128,584
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	92,213
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	201,087
*	PDD Holdings, Inc., ADR	305,910	38,293,814
	People.cn Co. Ltd., Class A	36,600	124,721
	People’s Insurance Co. Group of China Ltd. , Class H	7,081,000	2,324,161
	Perfect World Co. Ltd., Class A	158,585	218,334
	PetroChina Co. Ltd., Class H	17,336,000	16,152,663
Ω	Pharmaron Beijing Co. Ltd., Class H	37,625	46,121
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,946,642
	Ping An Bank Co. Ltd., Class A	722,500	1,073,820
	Ping An Insurance Group Co. of China Ltd., Class H	4,750,000	21,527,378
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	322,900	588,245
*	Polaris Bay Group Co. Ltd., Class A	37,600	38,659
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	550,493
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,551,000	2,358,113
	Power Construction Corp. of China Ltd., Class A	648,811	453,962
	Qianhe Condiment & Food Co. Ltd., Class A	51,600	109,908
Ω	Qingdao Port International Co. Ltd., Class H	69,000	45,174
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	270,724
	Qingdao Sentury Tire Co. Ltd., Class A	81,600	294,984
	Qingdao TGOOD Electric Co. Ltd., Class A	70,300	187,460
*	Qinghai Salt Lake Industry Co. Ltd., Class A	220,900	504,606
	Raytron Technology Co. Ltd., Class A	8,799	40,056
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	94,036
	Risen Energy Co. Ltd., Class A	84,004	150,051
	Rockchip Electronics Co. Ltd., Class A	13,900	109,934
	Rongsheng Petrochemical Co. Ltd., Class A	430,194	664,429
	SAIC Motor Corp. Ltd., Class A	236,045	483,307
	Sailun Group Co. Ltd., Class A	260,200	594,663
	Sanan Optoelectronics Co. Ltd., Class A	297,300	512,275
*	Sangfor Technologies, Inc., Class A	24,600	185,307
	Sany Heavy Industry Co. Ltd., Class A	286,434	643,605
*	Satellite Chemical Co. Ltd., Class A	345,661	918,038
	SDIC Capital Co. Ltd., Class A	218,504	192,529
	SDIC Power Holdings Co. Ltd., Class A	251,000	555,403
	Sealand Securities Co. Ltd., Class A	469,890	217,387
*	Seazen Holdings Co. Ltd., Class A	173,200	234,613
*	Seres Group Co. Ltd., Class A	57,600	717,901
	SF Holding Co. Ltd., Class A	232,461	1,159,501
	SG Micro Corp., Class A	10,615	112,108
	Shaanxi Coal Industry Co. Ltd., Class A	487,800	1,651,988
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	712,188
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	206,550
Ω	Shandong Gold Mining Co. Ltd., Class H	562,000	1,214,372
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	485,039
	Shandong Hi-speed Co. Ltd., Class A	59,700	72,045
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	573,190
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	401,172
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	448,389
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	208,863
	Shandong Publishing & Media Co. Ltd., Class A	123,900	174,510
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	569,886
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	18,500	147,763
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,000	12,207
	Shanghai Aiko Solar Energy Co. Ltd., Class A	250,400	412,714
	Shanghai Bailian Group Co. Ltd., Class A	16,300	19,901
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	72,236	202,799
	Shanghai Baosight Software Co. Ltd., Class A	74,599	421,429

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	770,676	$254,709
*	Shanghai Electric Group Co. Ltd., Class H	2,750,000	559,391
	Shanghai Electric Power Co. Ltd., Class A	140,500	177,845
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	440,000	690,739
*	Shanghai International Airport Co. Ltd., Class A	31,700	164,427
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	207,636
	Shanghai Lingang Holdings Corp. Ltd., Class A	164,560	239,625
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	128,989
	Shanghai M&G Stationery, Inc., Class A	45,969	223,916
	Shanghai Moons’ Electric Co. Ltd., Class A	16,000	123,342
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	910,500	1,293,875
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	935,473
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	185,656	472,222
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	396,163
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	274,504
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	165,666
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	328,302
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	307,459	251,256
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	283,414
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	913,036
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	117,800	146,755
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	332,530	969,547
*	Shanxi Meijin Energy Co. Ltd., Class A	464,717	388,494
	Shanxi Securities Co. Ltd., Class A	263,080	190,260
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	286,630
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,999,078
	Shede Spirits Co. Ltd., Class A	32,000	320,942
	Shenghe Resources Holding Co. Ltd., Class A	162,900	220,233
	Shengyi Technology Co. Ltd., Class A	101,800	271,447
	Shennan Circuits Co. Ltd., Class A	28,682	367,881
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	264,863
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	161,466
	Shenzhen Energy Group Co. Ltd., Class A	235,019	234,335
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	80,191
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	119,200	194,218
	Shenzhen Gas Corp. Ltd., Class A	177,500	183,098
*	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	136,713
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	332,121
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	191,652
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	114,817
	Shenzhen Kedali Industry Co. Ltd., Class A	23,066	303,048
	Shenzhen Kinwong Electronic Co. Ltd., Class A	99,864	321,558
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,085,645
	Shenzhen MTC Co. Ltd., Class A	411,800	307,894
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	212,470
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	629,180	228,620
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	155,947
	Shenzhen SC New Energy Technology Corp., Class A	28,059	265,304
	Shenzhen SED Industry Co. Ltd., Class A	40,300	97,384
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	212,705
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	176,268
	Shenzhen Transsion Holdings Co. Ltd., Class A	26,512	525,039
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	378,431
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	234,736
	Shenzhou International Group Holdings Ltd.	498,700	4,901,825
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	165,656	429,804
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	97,196
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	345,768
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,055,600	305,600

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	$605,445
*	Sichuan New Energy Power Co. Ltd., Class A	85,800	137,071
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	370,641
	Sichuan Swellfun Co. Ltd., Class A	36,200	224,471
	Sieyuan Electric Co. Ltd., Class A	49,100	440,542
	Sino Biopharmaceutical Ltd.	16,345,500	5,585,233
	Sinolink Securities Co. Ltd., Class A	150,200	180,805
	Sinoma International Engineering Co., Class A	254,900	445,822
	Sinoma Science & Technology Co. Ltd., Class A	163,994	350,723
	Sinomine Resource Group Co. Ltd., Class A	67,100	328,154
	Sinopharm Group Co. Ltd., Class H	2,499,600	6,312,393
	Sinosoft Co. Ltd., Class A	37,280	147,755
	Sinotruk Hong Kong Ltd.	534,500	1,330,215
	Sinotruk Jinan Truck Co. Ltd., Class A	93,200	209,571
*	Skshu Paint Co. Ltd., Class A	16,707	78,195
	Songcheng Performance Development Co. Ltd., Class A	85,200	127,445
	Sonoscape Medical Corp., Class A	15,300	87,128
	SooChow Securities Co. Ltd., Class A	334,850	315,274
	Southwest Securities Co. Ltd., Class A	607,436	331,786
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	91,154
*	Spring Airlines Co. Ltd., Class A	49,900	390,307
	StarPower Semiconductor Ltd., Class A	9,900	189,427
	State Grid Information & Communication Co. Ltd., Class A	75,800	178,609
*	STO Express Co. Ltd., Class A	94,000	118,506
	Sunflower Pharmaceutical Group Co. Ltd., Class A	38,800	142,051
	Sungrow Power Supply Co. Ltd., Class A	51,800	735,616
	Sunny Optical Technology Group Co. Ltd.	304,700	1,474,052
	Sunresin New Materials Co. Ltd., Class A	21,875	140,697
	Sunwoda Electronic Co. Ltd., Class A	143,400	300,205
	SUPCON Technology Co. Ltd., Class A	10,992	72,048
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	240,800	509,031
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	117,784
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	350,539
	Taiji Computer Corp. Ltd., Class A	11,100	35,862
*	Talkweb Information System Co. Ltd., Class A	11,500	22,133
	TangShan Port Group Co. Ltd., Class A	531,500	324,128
	Tasly Pharmaceutical Group Co. Ltd., Class A	125,900	268,290
	TBEA Co. Ltd., Class A	303,320	590,607
*	TCL Technology Group Corp., Class A	645,098	424,075
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	429,400	616,261
	Tencent Holdings Ltd.	3,804,300	166,944,791
*	Tencent Music Entertainment Group, ADR	349,405	4,385,033
	Thunder Software Technology Co. Ltd., Class A	22,600	151,440
	Tian Di Science & Technology Co. Ltd., Class A	466,820	477,276
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	171,636
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	222,480
*	Tianma Microelectronics Co. Ltd., Class A	161,455	180,314
#	Tianqi Lithium Corp., Class H	192,200	740,128
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	441,785
	Tianshan Material Co. Ltd., Class A	90,800	80,666
	Tianshui Huatian Technology Co. Ltd., Class A	299,300	336,771
	Tingyi Cayman Islands Holding Corp.	2,366,000	2,611,347
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	203,298
*	Tongcheng Travel Holdings Ltd.	532,400	1,401,212
	TongFu Microelectronics Co. Ltd., Class A	167,000	475,588
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	160,700	223,167
*	Tongkun Group Co. Ltd., Class A	157,809	299,378
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	560,281
	Tongwei Co. Ltd., Class A	250,600	748,936

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Topchoice Medical Corp., Class A	26,500	$221,889
	Trina Solar Co. Ltd., Class A	231,428	677,181
*	Trip.com Group Ltd., ADR	308,669	14,896,366
*	Trip.com Group Ltd.	99,700	4,856,123
	Tsingtao Brewery Co. Ltd., Class H	680,000	4,900,353
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	42,699	342,036
*	Unisplendour Corp. Ltd., Class A	174,660	499,873
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	224,660
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	244,961
	Vipshop Holdings Ltd., ADR	614,248	9,238,290
	Walvax Biotechnology Co. Ltd., Class A	102,300	207,189
	Wangsu Science & Technology Co. Ltd., Class A	165,500	215,072
	Wanhua Chemical Group Co. Ltd., Class A	185,000	2,266,369
	Want Want China Holdings Ltd.	5,884,000	3,355,949
	Wanxiang Qianchao Co. Ltd., Class A	217,200	152,368
	Weichai Power Co. Ltd., Class H	2,380,800	4,864,837
	Weifu High-Technology Group Co. Ltd., Class A	38,800	99,223
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	256,098
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	911,710
	Western Mining Co. Ltd., Class A	148,200	408,637
	Western Securities Co. Ltd., Class A	238,600	243,082
	Western Superconducting Technologies Co. Ltd., Class A	29,292	159,915
	Wharf Holdings Ltd.	1,058,000	3,403,963
	Will Semiconductor Co. Ltd. Shanghai, Class A	25,921	362,194
*	Wingtech Technology Co. Ltd., Class A	85,948	371,546
	Winner Medical Co. Ltd., Class A	52,697	227,501
	Wolong Electric Group Co. Ltd., Class A	143,200	273,720
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	400,085
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	134,064
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	83,945
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,598,445
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	723,997
Ω	WuXi AppTec Co. Ltd., Class H	354,660	1,596,355
	Wuxi Autowell Technology Co. Ltd., Class A	14,529	180,451
* Ω	Wuxi Biologics Cayman, Inc.	4,347,500	7,531,329
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	251,600	771,241
	XCMG Construction Machinery Co. Ltd., Class A	472,203	456,963
	Xiamen C & D, Inc., Class A	197,100	270,184
	Xiamen Faratronic Co. Ltd., Class A	19,100	259,308
	Xiamen ITG Group Corp. Ltd., Class A	211,930	215,690
	Xiamen Tungsten Co. Ltd., Class A	157,480	415,242
	Xiamen Xiangyu Co. Ltd., Class A	166,300	155,044
	Xiangcai Co. Ltd., Class A	182,900	176,438
* Ω	Xiaomi Corp., Class B	7,785,800	16,972,469
*	Xinfengming Group Co. Ltd., Class A	153,500	302,340
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	143,800	74,672
	Xinyi Solar Holdings Ltd.	7,341,103	5,051,163
*	XPeng, Inc., Class A	941,900	3,818,612
	Xuji Electric Co. Ltd., Class A	90,600	330,356
Ω	Yadea Group Holdings Ltd	738,000	1,419,669
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	272,701
#	Yankuang Energy Group Co. Ltd., Class H	1,821,000	3,950,425
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	426,126
	Yealink Network Technology Corp. Ltd., Class A	63,476	308,800
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	168,822
	Yifeng Pharmacy Chain Co. Ltd., Class A	59,067	357,267
	Yintai Gold Co. Ltd., Class A	195,817	496,743
	YongXing Special Materials Technology Co. Ltd., Class A	64,970	424,235
	Yonyou Network Technology Co. Ltd., Class A	97,300	155,658

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
CHINA — (Continued)
Youngor Fashion Co. Ltd., Class A	340,604	$367,063
YTO Express Group Co. Ltd., Class A	347,700	760,599
* Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	133,124
Yum China Holdings, Inc.	311,232	11,428,881
Yunda Holding Co. Ltd., Class A	358,790	387,618
Yunnan Aluminium Co. Ltd., Class A	373,200	736,398
Yunnan Baiyao Group Co. Ltd., Class A	54,740	431,878
Yunnan Copper Co. Ltd., Class A	308,200	594,200
Yunnan Energy New Material Co. Ltd., Class A	72,162	413,667
Yunnan Tin Co. Ltd., Class A	202,000	458,039
Zangge Mining Co. Ltd., Class A	103,900	411,704
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	24,350	797,056
Zhefu Holding Group Co. Ltd., Class A	522,023	240,303
* Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	295,411
Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	217,700
Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	392,496
Zhejiang Chint Electrics Co. Ltd., Class A	144,821	411,937
Zhejiang Crystal-Optech Co. Ltd., Class A	32,800	65,060
Zhejiang Dahua Technology Co. Ltd., Class A	129,613	320,022
Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	256,315
Zhejiang Hailiang Co. Ltd., Class A	143,800	182,976
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	463,745
Zhejiang Huayou Cobalt Co. Ltd., Class A	99,511	389,211
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	94,500	440,977
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	277,135
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	158,621
Zhejiang Juhua Co. Ltd., Class A	174,900	570,548
Zhejiang Longsheng Group Co. Ltd., Class A	102,400	129,129
Zhejiang NHU Co. Ltd., Class A	300,188	794,211
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	21,094	63,676
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	7,100	41,590
Zhejiang Semir Garment Co. Ltd., Class A	269,800	242,077
Zhejiang Supor Co. Ltd., Class A	38,403	311,555
Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	569,521
Zhejiang Weixing New Building Materials Co. Ltd., Class A	104,234	252,336
Zheshang Securities Co. Ltd., Class A	270,063	419,599
Zhongji Innolight Co. Ltd., Class A	20,527	517,397
Zhongjin Gold Corp. Ltd., Class A	428,700	771,762
Zhongsheng Group Holdings Ltd.	626,000	1,141,689
Zhongtai Securities Co. Ltd., Class A	207,400	190,159
Zhuhai Huafa Properties Co. Ltd., Class A	205,500	177,211
Zhuzhou CRRC Times Electric Co. Ltd., Class H	499,800	1,791,290
Zhuzhou Kibing Group Co. Ltd., Class A	272,501	293,251
Zijin Mining Group Co. Ltd., Class H	3,193,000	6,965,438
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,652,000	1,254,205
ZTE Corp., Class H	728,885	1,571,002
ZTO Express Cayman, Inc., ADR	260,448	5,466,804
ZTO Express Cayman, Inc	223,200	4,738,488

TOTAL CHINA		1,199,073,710

COLOMBIA — (0.1%)
BAC Holding International Corp.	1,290,635	82,248
Bancolombia SA, Sponsored ADR	36,376	1,190,223
Bancolombia SA	89,349	769,818
Ecopetrol SA	622,193	361,611
Grupo Argos SA	145,493	597,845
Grupo Energia Bogota SA ESP	401,042	248,926

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	216,773	$1,000,151

TOTAL COLOMBIA			4,250,822

CZECH REPUBLIC — (0.2%)
	CEZ AS	98,530	3,638,979
	Komercni Banka AS	71,546	2,636,099
Ω	Moneta Money Bank AS	450,001	1,814,223
	Philip Morris CR AS	124	84,207

TOTAL CZECH REPUBLIC			8,173,508

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	1,665,814	2,469,822

GREECE — (0.5%)
*	Alpha Services & Holdings SA	2,070,793	3,496,777
*	Eurobank Ergasias Services & Holdings SA, Class A	1,337,738	2,861,752
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	119,969	1,822,527
	Helleniq Energy Holdings SA	129,521	1,161,100
	Jumbo SA	105,561	3,285,333
	Motor Oil Hellas Corinth Refineries SA	100,296	2,909,989
	Mytilineos SA	64,485	2,616,164
*	National Bank of Greece SA	362,958	2,920,984
	OPAP SA	113,020	1,880,268
*	Piraeus Financial Holdings SA	506,375	2,028,514
*	Public Power Corp. SA	82,491	984,648
	Terna Energy SA	24,874	483,560
	Titan Cement International SA	8,392	265,634

TOTAL GREECE			26,717,250

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	585,093	4,795,239
	OTP Bank Nyrt	118,025	5,849,984
	Richter Gedeon Nyrt	89,351	2,275,016

TOTAL HUNGARY			12,920,239

INDIA — (18.9%)
	3M India Ltd.	378	137,368
	Aarti Industries Ltd.	26,993	239,428
	Aarti Pharmalabs Ltd.	35,312	216,124
	ABB India Ltd.	22,884	1,789,858
	ACC Ltd.	70,792	2,140,605
*	Adani Energy Solutions Ltd.	70,670	902,642
	Adani Enterprises Ltd.	47,602	1,738,134
*	Adani Green Energy Ltd.	77,656	1,668,118
	Adani Ports & Special Economic Zone Ltd.	349,927	5,535,194
*	Adani Power Ltd.	716,345	5,261,752
	Adani Total Gas Ltd.	95,182	1,061,678
*	Aditya Birla Capital Ltd.	775,396	2,158,305
	AIA Engineering Ltd.	14,768	669,624
	Alkem Laboratories Ltd.	26,020	1,504,083
	Ambuja Cements Ltd.	409,686	3,032,547
	APL Apollo Tubes Ltd.	133,788	2,504,119
	Apollo Hospitals Enterprise Ltd.	84,008	5,985,719

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ashok Leyland Ltd.	2,474,840	$5,691,962
	Asian Paints Ltd.	219,127	7,535,153
	Astral Ltd.	135,420	3,430,451
Ω	AU Small Finance Bank Ltd.	131,145	991,918
	Aurobindo Pharma Ltd.	292,903	4,030,116
* Ω	Avenue Supermarts Ltd.	53,575	2,957,039
	Axis Bank Ltd.	1,498,371	20,852,507
	Bajaj Auto Ltd.	56,047	5,991,552
	Bajaj Finance Ltd.	139,763	11,559,314
	Bajaj Finserv Ltd.	296,417	5,722,461
	Bajaj Holdings & Investment Ltd.	35,769	3,497,655
	Balkrishna Industries Ltd.	98,036	2,845,151
Ω	Bandhan Bank Ltd.	19,583	43,993
	Bank of Baroda	970,898	3,251,709
	Bank of India	554,306	1,025,700
	Berger Paints India Ltd.	254,104	1,555,012
	Bharat Electronics Ltd.	1,969,525	5,515,770
	Bharat Forge Ltd.	276,038	4,196,116
	Bharat Heavy Electricals Ltd.	825,964	2,772,891
	Bharat Petroleum Corp. Ltd.	393,865	2,879,204
	Bharti Airtel Ltd.	1,430,688	22,683,576
	Bosch Ltd.	4,746	1,662,635
	Britannia Industries Ltd.	54,714	3,129,841
	Canara Bank	404,587	3,002,775
	CG Power & Industrial Solutions Ltd.	580,808	3,846,129
	Cholamandalam Investment & Finance Co. Ltd.	520,218	7,454,924
	Cipla Ltd.	486,062	8,140,012
	Coal India Ltd.	649,232	3,526,729
	Coforge Ltd.	8,972	545,893
	Colgate-Palmolive India Ltd.	125,830	4,249,695
	Container Corp. of India Ltd.	293,158	3,594,694
	Coromandel International Ltd.	60,562	877,214
	Cummins India Ltd.	81,546	3,187,535
	Dabur India Ltd.	380,339	2,310,829
	Dalmia Bharat Ltd.	54,450	1,197,880
	Deepak Nitrite Ltd.	52,355	1,525,945
	Divi’s Laboratories Ltd.	74,883	3,584,313
	Dixon Technologies India Ltd.	27,187	2,710,467
	DLF Ltd.	478,113	5,097,536
	Dr Reddy’s Laboratories Ltd., ADR	108,524	7,973,258
	Dr Reddy’s Laboratories Ltd.	47,869	3,549,983
	Eicher Motors Ltd.	121,132	6,695,012
	Escorts Kubota Ltd.	9,138	368,508
	Federal Bank Ltd.	1,466,422	2,852,679
*	FSN E-Commerce Ventures Ltd.	186,903	394,573
	GAIL India Ltd.	2,001,507	5,000,001
	GAIL India Ltd., GDR	61,117	911,850
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	601,916
*	GMR Airports Infrastructure Ltd.	1,469,197	1,496,937
	Godrej Consumer Products Ltd.	200,135	2,943,497
*	Godrej Properties Ltd.	93,187	2,943,527
	Grasim Industries Ltd.	235,894	6,796,898
	Gujarat Fluorochemicals Ltd.	15,556	669,758
	Gujarat Gas Ltd.	39,922	261,058
	Havells India Ltd.	192,730	3,840,774
	HCL Technologies Ltd.	619,735	10,117,253
Ω	HDFC Asset Management Co. Ltd.	82,181	3,821,700
	HDFC Bank Ltd.	1,427,372	25,842,611
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,285,715

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hero MotoCorp Ltd.	188,890	$10,269,390
	Hindalco Industries Ltd.	1,268,841	9,752,307
	Hindustan Aeronautics Ltd.	147,012	6,940,638
	Hindustan Petroleum Corp. Ltd.	547,972	3,249,757
	Hindustan Unilever Ltd.	423,562	11,329,117
	ICICI Bank Ltd., Sponsored ADR	649,989	17,894,183
	ICICI Bank Ltd.	1,737,136	23,932,786
Ω	ICICI Lombard General Insurance Co. Ltd.	171,932	3,504,593
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,240,591
*	IDFC First Bank Ltd.	3,319,317	3,255,729
	Indian Bank	184,862	1,210,579
	Indian Hotels Co. Ltd.	594,742	4,103,643
	Indian Oil Corp. Ltd.	1,227,595	2,480,452
	Indian Railway Catering & Tourism Corp. Ltd.	286,932	3,568,239
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	2,481,637
	Indraprastha Gas Ltd.	64,762	365,120
*	Indus Towers Ltd.	1,239,002	5,247,484
	IndusInd Bank Ltd.	321,664	5,806,128
	Info Edge India Ltd.	60,629	4,378,577
#	Infosys Ltd., Sponsored ADR	292,764	4,892,086
	Infosys Ltd.	1,736,871	29,351,000
* Ω	InterGlobe Aviation Ltd.	44,987	2,147,393
	ITC Ltd.	1,903,270	9,917,266
	Jindal Stainless Ltd.	482,774	4,083,615
	Jindal Steel & Power Ltd.	557,142	6,183,309
*	Jio Financial Services Ltd.	2,175,090	9,762,275
	JSW Energy Ltd.	441,055	3,328,858
	JSW Steel Ltd.	780,793	8,242,244
	Jubilant Foodworks Ltd.	297,986	1,649,084
	Kansai Nerolac Paints Ltd.	103,584	346,063
	Kotak Mahindra Bank Ltd.	426,699	8,291,521
	KPIT Technologies Ltd.	132,118	2,345,271
	L&T Finance Ltd.	340,408	679,245
Ω	L&T Technology Services Ltd.	25,917	1,433,415
	Larsen & Toubro Ltd.	363,308	15,606,914
	Linde India Ltd.	6,992	688,937
Ω	LTIMindtree Ltd.	55,994	3,144,673
	Lupin Ltd.	241,827	4,767,654
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,449,725
	Mahindra & Mahindra Ltd.	902,395	23,314,593
	Marico Ltd.	528,814	3,281,688
	Maruti Suzuki India Ltd.	61,042	9,352,228
	Max Healthcare Institute Ltd.	480,691	4,818,078
	Mazagon Dock Shipbuilders Ltd.	807	22,731
	Motherson Sumi Wiring India Ltd.	800,818	663,080
	Mphasis Ltd.	110,972	3,074,385
	MRF Ltd.	2,387	3,810,412
	Muthoot Finance Ltd.	242,710	4,980,266
	Nestle India Ltd.	199,123	5,983,370
	NHPC Ltd.	1,645,922	1,889,794
	NMDC Ltd.	1,563,565	4,746,774
* ††	NMDC Steel Ltd.	1,251,805	965,892
	NTPC Ltd.	1,709,134	7,423,693
	Oberoi Realty Ltd.	101,713	1,796,991
	Oil & Natural Gas Corp. Ltd.	1,158,104	3,906,022
	Oil India Ltd.	141,319	1,049,349
	One 97 Communications Ltd.	57,517	256,255
	Oracle Financial Services Software Ltd.	30,892	2,795,216
	Page Industries Ltd.	5,755	2,396,745

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Patanjali Foods Ltd.	41,341	$740,820
*	PB Fintech Ltd.	70,702	1,067,775
	Persistent Systems Ltd.	107,156	4,309,839
	Petronet LNG Ltd.	1,342,316	4,976,795
	Phoenix Mills Ltd.	66,604	2,526,609
	PI Industries Ltd.	68,216	2,969,881
	Pidilite Industries Ltd.	81,125	2,958,976
*	Piramal Pharma Ltd.	327,187	561,578
	Polycab India Ltd.	38,883	2,644,840
	Poonawalla Fincorp Ltd.	66,198	386,382
	Power Finance Corp. Ltd.	1,960,029	10,283,838
	Power Grid Corp. of India Ltd.	1,905,294	6,871,972
	Prestige Estates Projects Ltd.	109,654	1,806,855
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,958,655
	Punjab National Bank	1,858,882	3,122,797
	Rail Vikas Nigam Ltd.	196,294	670,266
	REC Ltd.	1,954,705	11,884,197
	Reliance Industries Ltd.	1,388,901	48,723,112
	Samvardhana Motherson International Ltd.	3,680,412	5,761,727
	SBI Cards & Payment Services Ltd.	219,896	1,908,932
Ω	SBI Life Insurance Co. Ltd.	184,563	3,169,657
	Schaeffler India Ltd.	27,285	1,197,065
	Shree Cement Ltd.	5,977	1,748,459
	Shriram Finance Ltd.	353,336	10,752,007
	Siemens Ltd.	25,712	1,791,923
	SJVN Ltd.	304,238	487,666
	Solar Industries India Ltd.	25,227	2,705,432
	SRF Ltd.	163,573	5,131,435
	State Bank of India	981,059	9,629,280
	State Bank of India, GDR	1,816	178,150
	Steel Authority of India Ltd.	1,241,732	2,427,913
	Sun Pharmaceutical Industries Ltd.	406,459	7,285,094
	Sundaram Finance Holdings Ltd.	8,919	25,992
	Sundaram Finance Ltd.	30,855	1,748,388
	Supreme Industries Ltd.	44,232	2,668,264
*	Suzlon Energy Ltd.	5,849,480	2,874,243
Ω	Syngene International Ltd.	15,506	127,930
	Tata Communications Ltd.	108,655	2,245,138
	Tata Consultancy Services Ltd.	522,408	23,863,342
	Tata Consumer Products Ltd.	300,633	3,978,182
	Tata Elxsi Ltd.	32,921	2,778,580
	Tata Motors Ltd.	1,134,022	13,676,591
	Tata Power Co. Ltd.	635,365	3,407,950
	Tata Steel Ltd.	6,638,101	13,065,080
	Tech Mahindra Ltd.	505,798	7,613,162
	Thermax Ltd.	6,125	342,510
	Titan Co. Ltd.	188,444	8,098,580
	Torrent Pharmaceuticals Ltd.	134,641	4,257,162
	Torrent Power Ltd.	43,981	792,310
	Trent Ltd.	113,086	5,992,376
	Tube Investments of India Ltd.	95,434	4,289,499
	TVS Motor Co. Ltd.	218,368	5,388,360
	UltraTech Cement Ltd.	91,691	10,934,534
	Union Bank of India Ltd.	1,550,551	2,850,702
	United Breweries Ltd.	45,973	1,115,120
	United Spirits Ltd.	236,027	3,311,891
	UNO Minda Ltd.	106,245	937,860
	UPL Ltd.	494,455	2,996,418
	Varun Beverages Ltd.	292,697	5,183,175

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vedanta Ltd.	1,388,095	$6,649,050
*	Vodafone Idea Ltd.	5,277,191	829,503
	Voltas Ltd.	106,939	1,886,063
	Wipro Ltd.	1,126,310	6,202,726
*	Yes Bank Ltd.	12,333,342	3,857,443
*	Zomato Ltd.	3,519,490	8,139,547
	Zydus Lifesciences Ltd.	252,848	2,895,397

TOTAL INDIA			958,099,157

INDONESIA — (1.7%)
	Adaro Energy Indonesia Tbk. PT	29,491,600	4,901,435
*	Adaro Minerals Indonesia Tbk. PT	4,684,700	387,049
	Aneka Tambang Tbk. PT	1,870,900	188,063
	Astra International Tbk. PT	20,344,010	6,419,661
	Bank Central Asia Tbk. PT	28,212,600	16,963,792
*	Bank Jago Tbk. PT	1,256,300	165,260
	Bank Mandiri Persero Tbk. PT	23,832,668	10,073,515
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,798,246
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	9,513,601
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,754,600
	Barito Pacific Tbk. PT	12,994,656	812,069
	Bukit Asam Tbk. PT	4,538,200	844,686
*	Capital Financial Indonesia Tbk. PT	5,426,400	171,947
	Chandra Asri Pacific Tbk. PT	3,205,000	1,491,622
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,688,748
	Dayamitra Telekomunikasi PT	5,457,300	191,089
	Elang Mahkota Teknologi Tbk. PT	1,742,600	41,228
*	GoTo Gojek Tokopedia Tbk. PT	59,958,700	230,618
	Gudang Garam Tbk. PT	366,600	410,373
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	1,966,966
	Indo Tambangraya Megah Tbk. PT	465,500	721,570
	Indocement Tunggal Prakarsa Tbk. PT	1,207,600	574,396
	Indofood CBP Sukses Makmur Tbk. PT	1,394,100	931,842
	Indofood Sukses Makmur Tbk. PT	5,697,800	2,187,978
	Indosat Tbk. PT	1,222,200	825,952
	Jasa Marga Persero Tbk. PT	207,200	68,720
	Kalbe Farma Tbk. PT	12,674,500	1,134,239
	Mayora Indah Tbk. PT	4,608,025	679,462
*	MD Pictures Tbk. PT	257,400	78,032
	Medco Energi Internasional Tbk. PT	6,525,700	535,394
*	Merdeka Copper Gold Tbk. PT	5,723,395	921,788
	Mitra Keluarga Karyasehat Tbk. PT	4,487,900	800,360
*	MNC Digital Entertainment Tbk. PT	387,300	69,068
*	Pantai Indah Kapuk Dua Tbk. PT	317,300	96,152
	Perusahaan Gas Negara Tbk. PT	491,200	44,357
	Sarana Menara Nusantara Tbk. PT	25,595,300	1,264,593
	Semen Indonesia Persero Tbk. PT	4,161,129	1,193,603
	Sinar Mas Agro Resources & Technology Tbk. PT	841,600	196,461
	Sumber Alfaria Trijaya Tbk. PT	10,728,700	1,929,544
	Telkom Indonesia Persero Tbk. PT	21,950,400	4,255,269
	Tower Bersama Infrastructure Tbk. PT	2,570,100	311,988
	Transcoal Pacific Tbk. PT	973,200	508,381
	Unilever Indonesia Tbk. PT	4,594,500	739,934
	United Tractors Tbk. PT	2,946,096	4,490,129
	Vale Indonesia Tbk. PT	2,498,500	652,303
	XL Axiata Tbk. PT	1,433,039	217,460

TOTAL INDONESIA			87,443,543

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	1,007,497	$1,032,660
	Al Ahli Bank of Kuwait KSCP	181,810	141,532
	Boubyan Bank KSCP	565,833	1,081,011
	Burgan Bank SAK	387,231	227,340
	Gulf Bank KSCP	1,891,362	1,582,781
	Kuwait Finance House KSCP	4,279,689	9,994,733
	Kuwait Telecommunications Co.	295,846	526,823
	Mabanee Co. KPSC	538,642	1,376,743
	Mobile Telecommunications Co. KSCP	1,761,158	2,787,691
	National Bank of Kuwait SAKP	3,287,581	9,223,995
	National Industries Group Holding SAK	55,839	38,940
	Warba Bank KSCP	438,718	268,951

TOTAL KUWAIT			28,283,200

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	659,000	527,050
	AMMB Holdings Bhd.	2,186,559	1,922,033
	Axiata Group Bhd.	3,233,132	1,914,435
	Batu Kawan Bhd.	124,700	521,598
	Bursa Malaysia Bhd.	349,100	544,956
	Carlsberg Brewery Malaysia Bhd., Class B	67,400	263,765
	CELCOMDIGI Bhd.	1,985,320	1,723,297
*	Chin Hin Group Bhd.	14,100	17,381
	CIMB Group Holdings Bhd.	3,067,470	4,239,334
	D&O Green Technologies Bhd.	203,500	141,061
	Dialog Group Bhd.	2,206,018	1,111,274
	Fraser & Neave Holdings Bhd.	137,200	907,968
	Gamuda Bhd.	2,122,549	2,359,283
	Genting Bhd.	1,872,800	1,770,136
#	Genting Malaysia Bhd.	2,873,200	1,584,929
	Genting Plantations Bhd.	114,500	145,157
*	Greatech Technology Bhd.	71,900	67,641
	HAP Seng Consolidated Bhd.	696,400	646,199
*	Hartalega Holdings Bhd.	1,492,400	874,042
	Heineken Malaysia Bhd.	145,900	710,437
	Hong Leong Bank Bhd.	259,166	1,046,624
	Hong Leong Financial Group Bhd.	243,883	853,906
#	IHH Healthcare Bhd.	1,069,800	1,418,338
	IJM Corp. Bhd.	2,122,200	1,072,272
#	Inari Amertron Bhd.	2,589,500	1,669,564
#	IOI Corp. Bhd.	1,534,905	1,306,528
#	IOI Properties Group Bhd.	1,450,429	654,990
	KPJ Healthcare Bhd.	627,300	264,927
#	Kuala Lumpur Kepong Bhd.	400,096	1,932,583
	Malayan Banking Bhd.	2,464,719	5,022,271
	Malaysia Airports Holdings Bhd.	1,059,750	2,217,956
	Malaysian Pacific Industries Bhd.	31,400	198,483
#	Maxis Bhd.	1,355,100	1,040,835
	MISC Bhd.	629,598	1,049,081
Ω	MR DIY Group M Bhd.	2,350,250	768,208
	My EG Services Bhd.	5,511,168	1,077,254
	Nestle Malaysia Bhd.	42,200	1,123,435
#	Petronas Chemicals Group Bhd.	1,392,600	1,976,192
	Petronas Dagangan Bhd.	172,900	785,440
	Petronas Gas Bhd.	360,800	1,359,728
	PPB Group Bhd.	501,080	1,650,743
	Press Metal Aluminium Holdings Bhd.	1,958,700	2,201,743
	Public Bank Bhd.	8,022,870	6,919,784
	QL Resources Bhd.	962,585	1,292,677

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	RHB Bank Bhd.	1,803,817	$2,076,380
	Scientex Bhd.	334,600	294,247
	Sime Darby Bhd.	3,545,261	2,075,548
	Sime Darby Plantation Bhd.	1,387,121	1,295,375
#	Sunway Bhd.	1,612,282	1,186,453
	Telekom Malaysia Bhd.	517,329	670,453
#	Tenaga Nasional Bhd.	985,950	2,468,857
	TIME dotCom Bhd.	1,055,600	1,140,953
# *	Top Glove Corp. Bhd.	5,149,500	948,407
	United Plantations Bhd.	145,900	770,785
	ViTrox Corp. Bhd.	269,200	420,507
	Westports Holdings Bhd.	590,000	483,293
	Yinson Holdings Bhd.	1,940,740	995,734
	YTL Corp. Bhd.	3,170,712	2,050,011
#	YTL Power International Bhd.	1,223,900	1,173,288

TOTAL MALAYSIA			78,945,829

MEXICO — (2.3%)
	Alfa SAB de CV, Class A	2,018,610	1,477,657
	America Movil SAB de CV, Class B	10,649,991	10,145,957
	Arca Continental SAB de CV	253,948	2,470,585
#	Becle SAB de CV	330,724	672,037
*	Cemex SAB de CV	13,151,541	10,402,544
*	Cemex SAB de CV, Sponsored ADR	66,225	523,840
	Coca-Cola Femsa SAB de CV	381,219	3,773,970
*	Controladora AXTEL SAB de CV	3,493,876	60,166
	El Puerto de Liverpool SAB de CV, Class C1	183,204	1,464,819
	Fomento Economico Mexicano SAB de CV	767,260	9,023,980
	Gruma SAB de CV, Class B	210,476	4,128,368
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	13,894	2,526,346
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	234,370	4,281,683
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,899	5,821,706
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	102,961
	Grupo Bimbo SAB de CV, Class A	770,885	3,222,905
	Grupo Carso SAB de CV	715,740	5,598,655
	Grupo Comercial Chedraui SA de CV	264,798	1,949,805
#	Grupo Elektra SAB de CV	24,498	1,580,216
	Grupo Financiero Banorte SAB de CV, Class O	1,340,021	13,291,675
# *	Grupo Financiero Inbursa SAB de CV, Class O	1,584,915	4,367,809
	Grupo Mexico SAB de CV, Class B	2,030,191	12,545,628
# *	Industrias Penoles SAB de CV	178,764	2,557,372
	Kimberly-Clark de Mexico SAB de CV, Class A	1,705,600	3,560,396
	Orbia Advance Corp. SAB de CV	1,820,502	2,979,839
	Organizacion Soriana SAB de CV, Class B	217,949	431,935
*	Sitios Latinoamerica SAB de CV	492,758	153,027
	Wal-Mart de Mexico SAB de CV	2,505,757	9,339,497

TOTAL MEXICO			118,455,378

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	89,077
	Cia de Minas Buenaventura SAA, ADR	53,274	921,640
	Credicorp Ltd.	31,409	5,201,644

TOTAL PERU			6,212,361

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	572,639
	Aboitiz Power Corp.	1,003,100	643,155
	ACEN Corp.	6,263,179	449,411

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	42,100	$7,341
	Ayala Corp.	158,362	1,683,330
	Ayala Land, Inc.	2,952,618	1,463,674
	Bank of the Philippine Islands	1,490,242	3,288,686
	BDO Unibank, Inc.	1,864,754	4,779,413
*	Bloomberry Resorts Corp.	648,400	116,683
	Century Pacific Food, Inc.	17,600	11,548
	DMCI Holdings, Inc.	3,166,300	606,242
	Emperador, Inc.	1,154,200	380,478
	Globe Telecom, Inc.	36,687	1,126,534
	GT Capital Holdings, Inc.	18,630	205,903
	International Container Terminal Services, Inc.	594,150	3,398,186
	JG Summit Holdings, Inc.	2,353,119	1,373,920
	Jollibee Foods Corp.	322,780	1,312,443
	Manila Electric Co.	109,980	702,550
	Metropolitan Bank & Trust Co.	2,680,128	3,242,943
Ω	Monde Nissin Corp.	1,250,000	230,506
	PLDT, Inc.	68,405	1,593,038
	San Miguel Corp.	1,155,530	2,098,325
	San Miguel Food & Beverage, Inc.	85,800	68,172
	Semirara Mining & Power Corp.	633,300	360,976
	SM Investments Corp.	102,383	1,680,979
	SM Prime Holdings, Inc.	4,123,910	1,992,696
	Union Bank of the Philippines	155,628	103,581
	Universal Robina Corp.	894,700	1,597,491

TOTAL PHILIPPINES			35,090,843

POLAND — (1.1%)
*	Alior Bank SA	125,242	3,190,574
* Ω	Allegro.eu SA	152,856	1,274,224
	Asseco Poland SA	5,378	105,694
	Bank Handlowy w Warszawie SA	28,542	786,456
*	Bank Millennium SA	444,766	1,012,681
	Bank Polska Kasa Opieki SA	133,639	5,532,693
	Budimex SA	12,304	2,081,382
#	CD Projekt SA	44,998	1,309,097
*	Cyfrowy Polsat SA	81,799	201,588
* Ω	Dino Polska SA	29,127	2,790,440
	ING Bank Slaski SA	23,288	1,822,032
	Inter Cars SA	4,760	624,283
	KGHM Polska Miedz SA	117,906	4,053,566
	KRUK SA	17,088	1,942,406
	LPP SA	597	2,300,355
*	mBank SA	11,828	1,986,379
	Orange Polska SA	653,211	1,262,684
	ORLEN SA	457,556	7,460,168
# *	Pepco Group NV	112,921	532,395
*	PGE Polska Grupa Energetyczna SA	978,064	1,457,799
	Powszechna Kasa Oszczednosci Bank Polski SA	371,306	5,512,826
	Powszechny Zaklad Ubezpieczen SA	374,868	4,718,046
	Santander Bank Polska SA	14,447	1,979,772

TOTAL POLAND			53,937,540

QATAR — (0.8%)
	Barwa Real Estate Co.	242,593	186,940
	Commercial Bank PSQC	3,384,857	3,858,170
	Industries Qatar QSC	491,115	1,647,682
	Masraf Al Rayan QSC	5,007,509	3,450,775

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	4,147,545	$2,186,190
	Ooredoo QPSC	1,362,199	3,737,461
	Qatar Electricity & Water Co. QSC	382,308	1,603,812
	Qatar Fuel QSC	402,529	1,596,291
	Qatar Gas Transport Co. Ltd.	2,777,888	3,045,124
	Qatar International Islamic Bank QSC	796,197	2,198,015
	Qatar Islamic Bank SAQ	676,500	3,397,329
	Qatar National Bank QPSC	3,144,150	11,970,679
	Qatar Navigation QSC	79,171	229,669

TOTAL QATAR			39,108,137

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	PhosAgro PJSC	581	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	VTB Bank PJSC, GDR	1,705,908	0

SAUDI ARABIA — (3.8%)
	Abdullah Al Othaim Markets Co.	201,977	669,666
	ACWA Power Co.	34,713	3,691,080
	Advanced Petrochemical Co.	10,386	118,412
	Al Rajhi Bank	1,034,714	22,007,599
	Alinma Bank	964,801	8,558,292
	Almarai Co. JSC	236,245	3,573,881
	Arab National Bank	688,346	5,657,759
	Arabian Internet & Communications Services Co.	25,520	2,360,065
	Bank AlBilad	461,843	4,389,989
*	Bank Al-Jazira	515,928	2,224,167
	Banque Saudi Fransi	503,488	4,912,987
	Bupa Arabia for Cooperative Insurance Co.	75,305	4,847,710
	Co. for Cooperative Insurance	60,623	2,405,979
	Dallah Healthcare Co.	12,751	556,568
*	Dar Al Arkan Real Estate Development Co.	538,809	1,907,600
	Dr Sulaiman Al Habib Medical Services Group Co.	46,873	3,875,821
	Etihad Etisalat Co.	791,789	10,960,065
	Jarir Marketing Co.	724,740	2,612,352
	Mobile Telecommunications Co. Saudi Arabia	136,189	438,386
	Mouwasat Medical Services Co.	105,608	3,776,816
	Nahdi Medical Co.	41,556	1,529,878
*	Rabigh Refining & Petrochemical Co.	263,322	527,916
	Riyad Bank	1,187,499	8,755,934
	SABIC Agri-Nutrients Co.	170,836	5,264,381
	Sahara International Petrochemical Co.	456,485	4,172,168
*	Saudi Arabian Mining Co.	530,210	7,147,376
Ω	Saudi Arabian Oil Co.	1,433,683	11,487,687
	Saudi Aramco Base Oil Co.	33,765	1,360,257
	Saudi Awwal Bank	774,741	8,407,413
	Saudi Basic Industries Corp.	392,182	8,835,984
	Saudi Electricity Co.	366,509	1,815,813
	Saudi Industrial Investment Group	367,316	2,267,694
	Saudi Investment Bank	403,064	1,810,532
*	Saudi Kayan Petrochemical Co.	805,267	2,009,680

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi National Bank	1,360,188	$13,616,102
*	Saudi Research & Media Group	42,250	2,700,788
	Saudi Tadawul Group Holding Co.	23,963	1,691,275
	Saudi Telecom Co.	1,342,689	13,472,915
	Savola Group	276,659	3,717,643
	Yanbu National Petrochemical Co.	267,708	2,766,634

TOTAL SAUDI ARABIA			192,903,264

SOUTH AFRICA — (2.6%)
#	Absa Group Ltd.	701,226	5,407,203
#	Anglo American Platinum Ltd.	30,706	1,069,642
	Aspen Pharmacare Holdings Ltd.	420,420	5,008,428
	Bid Corp. Ltd.	139,813	3,196,981
	Bidvest Group Ltd.	382,266	4,985,144
	Capitec Bank Holdings Ltd.	41,839	5,178,112
	Clicks Group Ltd.	286,283	4,454,215
	Discovery Ltd.	644,246	4,104,277
	Exxaro Resources Ltd.	324,653	3,110,527
	FirstRand Ltd.	3,262,377	11,262,214
#	Gold Fields Ltd., Sponsored ADR	584,160	9,445,867
	Harmony Gold Mining Co. Ltd.	338,962	2,934,129
	Harmony Gold Mining Co. Ltd., Sponsored ADR	251,806	2,157,977
	Impala Platinum Holdings Ltd.	769,226	3,424,250
	Investec Ltd.	260,237	1,660,387
	Kumba Iron Ore Ltd.	42,784	1,048,770
	Mr Price Group Ltd.	110,396	1,022,764
	MTN Group Ltd.	1,300,541	6,233,243
*	MultiChoice Group	45,892	293,322
	Naspers Ltd., Class N	58,297	11,156,742
	Nedbank Group Ltd.	446,735	5,431,923
	NEPI Rockcastle NV	493,346	3,315,944
	Ninety One Ltd.	193,518	400,235
	Northam Platinum Holdings Ltd.	267,944	1,775,311
	Old Mutual Ltd.	558,548	328,174
	OUTsurance Group Ltd.	148,919	320,148
Ω	Pepkor Holdings Ltd.	2,576,218	2,430,269
	Sanlam Ltd.	1,540,062	5,570,990
	Sasol Ltd.	66,700	468,588
#	Sasol Ltd., Sponsored ADR	384,657	2,704,139
	Shoprite Holdings Ltd.	295,830	3,947,054
	Sibanye Stillwater Ltd.	2,571,515	2,934,999
#	Sibanye Stillwater Ltd., ADR	181,961	846,119
	Standard Bank Group Ltd.	784,582	7,367,824
	Vodacom Group Ltd.	375,434	1,796,586
	Woolworths Holdings Ltd.	1,119,124	3,583,698

TOTAL SOUTH AFRICA.			130,376,195

SOUTH KOREA — (12.5%)
	Advanced Nano Products Co. Ltd.	457	38,193
*	Alteogen, Inc.	12,798	1,630,329
	Amorepacific Corp.	12,466	1,519,421
	Amorepacific Group	32,258	778,738
	BGF retail Co. Ltd.	10,296	970,663
	BNK Financial Group, Inc.	332,888	2,009,799
	Caregen Co. Ltd.	4,876	76,788
*	Celltrion Pharm, Inc.	16,376	1,130,458
	Celltrion, Inc.	69,592	9,449,472
	Cheil Worldwide, Inc.	81,666	1,113,847

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ CheilJedang Corp.	17,444	$4,228,197
	CJ Corp.	29,487	2,704,053
*	CJ ENM Co. Ltd.	14,353	785,244
	CJ Logistics Corp.	18,645	1,644,781
	Classys, Inc.	17,370	472,728
*	CosmoAM&T Co. Ltd.	19,689	2,126,381
*	Cosmochemical Co. Ltd.	923	21,107
	Coway Co. Ltd.	71,437	2,862,226
	CS Wind Corp.	20,394	764,176
*	Daejoo Electronic Materials Co. Ltd.	3,936	263,975
*	Daewoo Engineering & Construction Co. Ltd.	233,209	642,569
	DB HiTek Co. Ltd.	58,857	1,739,258
	DB Insurance Co. Ltd.	84,934	5,957,682
	DL E&C Co. Ltd.	13,138	352,180
	Dongjin Semichem Co. Ltd.	31,306	967,882
	Dongsuh Cos., Inc.	20,637	283,753
	Doosan Bobcat, Inc.	105,044	3,926,010
	Doosan Co. Ltd.	8,059	880,324
*	Doosan Enerbility Co. Ltd.	484,967	5,855,672
# *	Doosan Fuel Cell Co. Ltd.	22,430	320,596
# *	Ecopro BM Co. Ltd.	24,056	4,089,152
# *	Ecopro Co. Ltd.	52,692	3,982,991
	E-MART, Inc.	13,663	626,609
*	Enchem Co. Ltd.	4,046	827,683
	Eo Technics Co. Ltd.	4,360	740,186
	F&F Co. Ltd.	19,090	903,658
#	Fila Holdings Corp.	54,611	1,607,616
	Green Cross Corp.	3,210	263,736
	GS Holdings Corp.	96,095	3,106,918
	GS Retail Co. Ltd.	87,528	1,254,690
	Hana Financial Group, Inc.	460,124	19,406,561
*	Hanall Biopharma Co. Ltd.	9,326	241,613
#	Hanjin Kal Corp.	16,227	696,434
	Hankook Tire & Technology Co. Ltd.	136,667	5,799,091
	Hanmi Pharm Co. Ltd.	7,150	1,628,790
	Hanmi Science Co. Ltd.	21,297	520,195
	Hanmi Semiconductor Co. Ltd.	20,861	1,986,523
	Hanon Systems	236,008	945,179
	Hansol Chemical Co. Ltd.	9,131	1,266,509
	Hanwha Aerospace Co. Ltd.	20,790	3,157,928
	Hanwha Corp.	50,390	988,866
	Hanwha Life Insurance Co. Ltd.	349,192	740,705
*	Hanwha Ocean Co. Ltd.	31,901	734,566
	Hanwha Solutions Corp.	148,058	2,694,687
	Hanwha Systems Co. Ltd.	49,412	698,218
	HD Hyundai Co. Ltd.	72,148	3,492,898
	HD Hyundai Electric Co. Ltd.	17,979	3,171,758
*	HD Hyundai Heavy Industries Co. Ltd.	7,874	778,739
#	HD Hyundai Infracore Co. Ltd.	128,752	765,979
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,541	3,450,071
	Hite Jinro Co. Ltd.	24,304	368,490
	HL Mando Co. Ltd.	44,183	1,246,056
*	HLB Life Science Co. Ltd.	37,237	460,655
*	HLB, Inc.	40,876	3,265,994
#	HMM Co. Ltd.	362,847	4,142,670
	Hotel Shilla Co. Ltd.	32,317	1,384,392
*	Hugel, Inc.	5,376	821,923
	HYBE Co. Ltd.	6,614	959,403
	Hyosung Advanced Materials Corp., Class C	436	115,036

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	5,270	$228,831
	Hyosung Heavy Industries Corp.	2,938	655,626
	Hyosung TNC Corp.	525	139,102
	Hyundai Autoever Corp.	6,743	744,190
	Hyundai Department Store Co. Ltd.	4,142	156,674
	Hyundai Elevator Co. Ltd.	15,545	453,179
	Hyundai Engineering & Construction Co. Ltd.	90,909	2,315,924
	Hyundai Glovis Co. Ltd.	30,241	3,958,854
	Hyundai Marine & Fire Insurance Co. Ltd.	116,414	2,627,935
*	Hyundai Mipo Dockyard Co. Ltd.	17,685	952,286
	Hyundai Mobis Co. Ltd.	45,354	7,419,882
	Hyundai Motor Co.	110,675	19,907,764
	Hyundai Rotem Co. Ltd.	66,286	1,777,186
	Hyundai Steel Co.	118,565	2,753,188
	Hyundai Wia Corp.	16,575	689,942
	Industrial Bank of Korea	382,925	3,849,747
	ISC Co. Ltd.	5,359	280,673
	IsuPetasys Co. Ltd.	48,328	1,355,695
#	JB Financial Group Co. Ltd.	165,297	1,585,999
	JYP Entertainment Corp.	28,546	1,365,323
	Kakao Corp.	121,051	4,203,964
*	Kakao Games Corp.	5,582	87,176
	KakaoBank Corp.	46,502	834,052
*	Kakaopay Corp.	13,009	327,846
	Kangwon Land, Inc.	110,815	1,224,522
	KB Financial Group, Inc.	299,828	16,261,721
	KB Financial Group, Inc., ADR	4,174	225,271
	KCC Corp.	5,794	1,048,855
	KEPCO Engineering & Construction Co., Inc.	8,576	404,333
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	333,359
	Kia Corp.	207,178	17,552,652
#	KIWOOM Securities Co. Ltd.	27,437	2,605,511
	Korea Aerospace Industries Ltd.	73,272	2,728,287
*	Korea Electric Power Corp.	101,293	1,546,365
*	Korea Gas Corp.	24,489	487,208
	Korea Investment Holdings Co. Ltd.	51,532	2,490,723
	Korea Zinc Co. Ltd.	5,663	1,886,425
	Korean Air Lines Co. Ltd.	285,331	4,302,839
*	Krafton, Inc.	22,713	3,909,057
# *	KT Corp., Sponsored ADR	82,100	1,037,744
	KT&G Corp.	81,834	5,273,038
*	Kum Yang Co. Ltd.	16,191	1,086,383
	Kumho Petrochemical Co. Ltd.	23,168	2,304,345
*	Kumho Tire Co., Inc.	66,174	335,071
*	L&F Co. Ltd.	12,614	1,475,585
	LEENO Industrial, Inc.	10,832	1,929,993
	LG Chem Ltd.	33,978	9,763,516
	LG Corp.	74,909	4,274,152
# *	LG Display Co. Ltd., ADR	308,074	1,244,619
*	LG Display Co. Ltd.	184,943	1,399,843
	LG Electronics, Inc.	168,961	11,253,151
	LG H&H Co. Ltd.	16,283	4,906,195
	LG Innotek Co. Ltd.	24,554	3,902,925
	LG Uplus Corp.	436,007	3,096,739
	LIG Nex1 Co. Ltd.	12,128	1,404,065
# *	LigaChem Biosciences, Inc.	11,496	562,665
	Lotte Chemical Corp.	20,374	1,574,449
	Lotte Chilsung Beverage Co. Ltd.	1,179	107,875
#	Lotte Corp.	40,736	811,970

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Energy Materials Corp.	14,437	$469,610
	LOTTE Fine Chemical Co. Ltd.	7,050	228,828
	Lotte Shopping Co. Ltd.	14,326	718,301
	LS Corp.	29,788	2,943,281
	LS Electric Co. Ltd.	25,319	3,195,130
	LX Semicon Co. Ltd.	4,493	236,524
	Macquarie Korea Infrastructure Fund	313,238	2,852,427
	Meritz Financial Group, Inc.	90,987	5,202,412
	Mirae Asset Securities Co. Ltd.	333,586	1,818,069
	NAVER Corp.	47,808	6,305,848
	NCSoft Corp.	12,859	1,624,738
* Ω	Netmarble Corp.	23,444	938,688
	NH Investment & Securities Co. Ltd., Class C	262,115	2,356,042
	NongShim Co. Ltd.	5,334	1,531,602
	OCI Co. Ltd.	6,443	436,128
#	OCI Holdings Co. Ltd.	11,043	752,384
	Orion Corp.	39,103	2,616,947
	Ottogi Corp.	466	140,085
	Pan Ocean Co. Ltd.	571,248	1,688,815
#	Paradise Co. Ltd.	24,370	264,014
*	Pearl Abyss Corp.	18,229	418,875
#	Posco DX Co. Ltd.	45,598	1,325,106
#	POSCO Future M Co. Ltd.	8,327	1,675,205
	POSCO Holdings, Inc.	36,575	10,558,501
#	Posco International Corp.	46,227	1,524,638
# *	Rainbow Robotics	4,342	548,259
	S-1 Corp.	21,710	935,085
*	Sam Chun Dang Pharm Co. Ltd.	7,088	533,528
* Ω	Samsung Biologics Co. Ltd.	9,232	5,188,912
	Samsung C&T Corp.	42,698	4,604,290
	Samsung Card Co. Ltd.	31,975	900,660
	Samsung Electro-Mechanics Co. Ltd.	43,089	4,806,296
	Samsung Electronics Co. Ltd.	2,535,224	140,924,579
*	Samsung Engineering Co. Ltd.	220,408	4,178,785
	Samsung Fire & Marine Insurance Co. Ltd.	47,501	10,631,938
*	Samsung Heavy Industries Co. Ltd.	322,166	2,182,819
	Samsung Life Insurance Co. Ltd.	63,894	4,026,143
	Samsung SDI Co. Ltd.	32,036	9,914,146
	Samsung SDS Co. Ltd.	32,972	3,787,801
	Samsung Securities Co. Ltd.	125,495	3,433,027
	SFA Engineering Corp.	1,488	27,614
	Shinhan Financial Group Co. Ltd.	476,184	15,998,503
#	Shinhan Financial Group Co. Ltd., ADR	45,488	1,535,220
	Shinsegae, Inc.	7,269	870,471
	Shinsung Delta Tech Co. Ltd.	12,296	721,334
*	SK Biopharmaceuticals Co. Ltd.	9,334	587,201
*	SK Bioscience Co. Ltd.	13,370	563,118
	SK Hynix, Inc.	153,536	18,947,201
* Ω	SK IE Technology Co. Ltd.	17,464	739,163
*	SK Innovation Co. Ltd.	57,045	4,525,499
	SK Networks Co. Ltd.	159,820	580,150
	SK Telecom Co. Ltd.	55,517	2,053,119
	SK, Inc.	48,434	5,771,472
# *	SKC Co. Ltd.	12,904	1,019,900
	SL Corp.	24,615	593,520
	SM Entertainment Co. Ltd.	10,125	576,531
	S-Oil Corp.	68,687	3,586,117
	Solus Advanced Materials Co. Ltd.	6,864	87,799
	Soulbrain Co. Ltd.	4,534	978,849

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	ST Pharm Co. Ltd.	787	$53,021
*	Taihan Electric Wire Co. Ltd.	29,224	289,191
*	Wemade Co. Ltd.	6,379	216,217
*	WONIK IPS Co. Ltd.	19,600	522,000
	Woori Financial Group, Inc.	941,593	9,649,192
	Youngone Corp.	30,019	830,713
	Yuhan Corp.	28,273	1,470,688

TOTAL SOUTH KOREA			633,484,428

TAIWAN — (18.5%)
#	Accton Technology Corp.	302,000	4,230,836
#	Acer, Inc.	3,398,811	4,676,605
#	Advanced Energy Solution Holding Co. Ltd.	19,000	365,006
	Advantech Co. Ltd.	175,089	2,036,533
	Airtac International Group	107,602	3,809,738
	Alchip Technologies Ltd.	30,000	2,829,450
#	AP Memory Technology Corp.	18,000	207,990
#	ASE Technology Holding Co. Ltd.	1,651,782	7,430,701
	Asia Cement Corp.	2,725,758	3,655,806
	Asia Vital Components Co. Ltd.	173,000	3,412,551
#	ASMedia Technology, Inc.	19,000	1,123,471
	ASPEED Technology, Inc.	31,300	2,930,775
	Asustek Computer, Inc.	627,180	8,224,049
#	AUO Corp.	7,868,498	4,399,745
	AURAS Technology Co. Ltd.	33,000	797,800
	Bizlink Holding, Inc.	24,551	172,959
#	Bora Pharmaceuticals Co. Ltd.	57,255	1,341,951
	Catcher Technology Co. Ltd.	708,429	4,732,076
	Cathay Financial Holding Co. Ltd.	4,347,393	6,722,609
	Chailease Holding Co. Ltd.	1,343,356	7,085,210
	Chang Hwa Commercial Bank Ltd.	5,046,946	2,822,104
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,570,292
#	Chicony Electronics Co. Ltd.	810,497	5,017,470
	Chicony Power Technology Co. Ltd.	134,000	711,981
#	China Airlines Ltd.	5,839,536	3,739,632
*	China Development Financial Holding Corp.	13,997,045	5,851,376
#	China Motor Corp.	241,000	1,055,641
	China Steel Corp.	10,174,932	7,751,484
#	Chipbond Technology Corp.	694,000	1,614,829
#	Chroma ATE, Inc.	372,000	3,021,276
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	3,148,923
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,191,881
	Chunghwa Telecom Co. Ltd.	683,000	2,595,970
	Compal Electronics, Inc.	5,016,541	5,471,836
	Compeq Manufacturing Co. Ltd.	1,260,000	2,968,388
	CTBC Financial Holding Co. Ltd.	10,705,175	11,173,189
	Delta Electronics, Inc.	835,486	8,182,158
	E Ink Holdings, Inc.	602,000	3,848,717
	E.Sun Financial Holding Co. Ltd.	10,308,774	8,662,483
	Eclat Textile Co. Ltd.	171,402	2,696,862
	Elite Material Co. Ltd.	263,000	3,274,576
	eMemory Technology, Inc.	59,000	3,965,539
	Eternal Materials Co. Ltd.	677,161	656,881
	Eva Airways Corp.	5,472,758	5,950,185
#	Evergreen Marine Corp. Taiwan Ltd.	1,127,289	6,550,172
	Far Eastern International Bank	488,111	229,622
	Far Eastern New Century Corp.	3,702,085	3,692,985
	Far EasTone Telecommunications Co. Ltd.	1,940,000	4,812,000
	Faraday Technology Corp.	137,097	1,219,394

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co. Ltd.	48,000	$107,985
	Feng TAY Enterprise Co. Ltd.	471,666	2,345,180
	First Financial Holding Co. Ltd.	9,962,974	8,352,186
	Formosa Chemicals & Fibre Corp.	3,067,518	5,213,680
	Formosa Petrochemical Corp.	487,000	1,076,192
#	Formosa Plastics Corp.	2,995,153	6,292,625
#	Formosa Sumco Technology Corp.	91,000	490,722
#	Formosa Taffeta Co. Ltd.	627,000	439,765
#	Fortune Electric Co. Ltd.	52,000	1,339,491
	Foxconn Technology Co. Ltd.	1,025,627	1,933,081
	Fubon Financial Holding Co. Ltd.	3,608,812	7,634,508
#	Genius Electronic Optical Co. Ltd.	112,695	1,514,875
#	Getac Holdings Corp.	429,000	1,375,361
#	Giant Manufacturing Co. Ltd.	408,810	2,734,973
#	Gigabyte Technology Co. Ltd.	343,000	3,093,308
#	Global Unichip Corp.	86,000	3,571,710
#	Globalwafers Co. Ltd.	286,000	4,544,296
	Gold Circuit Electronics Ltd.	370,000	2,210,305
	Great Wall Enterprise Co. Ltd.	293,000	513,884
	Highwealth Construction Corp.	1,446,768	1,966,982
	Hiwin Technologies Corp.	395,291	2,795,289
	Hon Hai Precision Industry Co. Ltd.	5,740,322	27,325,926
	Hotai Finance Co. Ltd.	228,400	836,645
	Hotai Motor Co. Ltd.	137,960	2,617,965
*	HTC Corp.	170,000	221,226
	Hua Nan Financial Holdings Co. Ltd., Class C	7,414,500	5,371,232
	Innolux Corp.	10,267,469	4,465,329
	International Games System Co. Ltd., Class C	142,000	4,342,535
#	Inventec Corp.	2,220,550	3,562,247
	Jentech Precision Industrial Co. Ltd.	50,000	1,487,619
#	Jinan Acetate Chemical Co. Ltd.	45,538	1,137,049
#	King Slide Works Co. Ltd.	33,000	1,227,492
	King Yuan Electronics Co. Ltd.	1,733,000	5,042,687
	King’s Town Bank Co. Ltd.	329,000	566,552
	Largan Precision Co. Ltd.	78,860	5,256,645
	Lien Hwa Industrial Holdings Corp.	926,685	1,887,592
	Lite-On Technology Corp.	1,573,410	4,762,366
	Lotes Co. Ltd.	90,700	3,973,031
#	Lotus Pharmaceutical Co. Ltd.	205,000	2,026,709
#	Macronix International Co. Ltd.	1,985,074	1,675,482
	Makalot Industrial Co. Ltd.	201,000	2,406,563
	MediaTek, Inc.	759,995	22,914,738
	Mega Financial Holding Co. Ltd.	5,090,817	6,238,344
	Merida Industry Co. Ltd.	185,287	1,331,377
	Micro-Star International Co. Ltd.	878,000	4,272,098
	Mitac Holdings Corp.	16,000	22,089
#	momo.com, Inc.	89,100	1,204,541
	Nan Ya Plastics Corp.	3,355,599	5,826,675
#	Nan Ya Printed Circuit Board Corp.	384,000	2,186,479
#	Nanya Technology Corp.	1,217,010	2,456,466
	Nien Made Enterprise Co. Ltd.	221,000	2,582,684
	Novatek Microelectronics Corp.	668,000	12,622,003
	Nuvoton Technology Corp.	117,000	462,527
	Oneness Biotech Co. Ltd.	236,423	1,145,516
#	Parade Technologies Ltd.	71,000	1,611,883
	Pegatron Corp.	1,946,345	5,804,827
*	PharmaEssentia Corp.	218,869	1,967,953
	Phison Electronics Corp.	169,000	3,607,508
	Pou Chen Corp.	2,506,487	2,774,356

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Powerchip Semiconductor Manufacturing Corp.	3,803,000	$2,657,067
	Powertech Technology, Inc.	902,819	4,807,844
	Poya International Co. Ltd.	53,430	818,571
	President Chain Store Corp.	335,831	2,824,213
#	Qisda Corp.	1,446,000	1,827,170
	Quanta Computer, Inc.	1,165,000	9,143,195
#	Radiant Opto-Electronics Corp.	584,000	3,560,599
	Realtek Semiconductor Corp.	177,950	2,807,189
	Ruentex Development Co. Ltd.	1,695,101	1,994,433
	Ruentex Industries Ltd.	715,214	1,318,979
	Sakura Development Co. Ltd.	147,000	340,895
#	Sanyang Motor Co. Ltd.	556,000	1,432,110
	Shanghai Commercial & Savings Bank Ltd.	3,038,718	4,327,781
	Shihlin Electric & Engineering Corp.	191,000	1,705,869
*	Shin Kong Financial Holding Co. Ltd.	14,244,712	3,764,285
	Silergy Corp.	235,000	3,121,063
	Simplo Technology Co. Ltd.	216,000	2,884,498
	Sinbon Electronics Co. Ltd.	194,000	1,671,073
#	Sino-American Silicon Products, Inc.	686,000	4,084,277
	SinoPac Financial Holdings Co. Ltd.	9,849,762	6,626,578
	Standard Foods Corp.	232,418	273,652
	Synnex Technology International Corp.	1,370,343	3,349,463
	TA Chen Stainless Pipe	2,423,787	2,729,451
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,890,549
	Taishin Financial Holding Co. Ltd.	10,808,066	5,950,594
	Taiwan Business Bank	7,566,784	3,928,590
	Taiwan Cement Corp.	5,327,701	5,236,855
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	5,935,660
	Taiwan FamilyMart Co. Ltd.	48,000	279,167
	Taiwan Fertilizer Co. Ltd.	723,000	1,448,697
# *	Taiwan Glass Industry Corp.	666,375	350,244
	Taiwan High Speed Rail Corp.	1,566,000	1,435,738
	Taiwan Mobile Co. Ltd.	1,443,300	4,606,447
	Taiwan Secom Co. Ltd.	197,670	779,225
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	325,654,405
# *	Tatung Co. Ltd.	1,748,000	3,496,134
#	Teco Electric & Machinery Co. Ltd.	1,579,000	2,682,705
	Tong Yang Industry Co. Ltd.	9,000	32,762
	Tripod Technology Corp.	590,870	3,544,470
	Tung Ho Steel Enterprise Corp.	135,040	303,346
#	Unimicron Technology Corp.	1,357,000	7,504,242
	Union Bank of Taiwan	908,700	429,180
	Uni-President Enterprises Corp.	4,692,033	11,005,657
	United Integrated Services Co. Ltd.	159,000	1,918,413
#	United Microelectronics Corp.	6,239,000	9,585,739
#	Vanguard International Semiconductor Corp.	1,368,000	3,584,839
#	Via Technologies, Inc.	67,000	260,799
	VisEra Technologies Co. Ltd.	117,000	971,505
	Voltronic Power Technology Corp.	75,224	3,559,391
#	Walsin Lihwa Corp.	2,911,818	3,289,080
#	Walsin Technology Corp.	395,000	1,338,972
	Wan Hai Lines Ltd.	901,747	1,400,652
#	Win Semiconductors Corp.	366,034	1,626,820
#	Winbond Electronics Corp.	3,826,257	3,034,454
* ††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	8,435,852
	Wistron NeWeb Corp.	317,172	1,455,491
	Wiwynn Corp.	53,000	3,770,370
	WPG Holdings Ltd.	1,741,039	4,702,240

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	WT Microelectronics Co. Ltd.	308,945	$1,410,383
	Yageo Corp.	316,055	6,028,590
#	Yang Ming Marine Transport Corp.	2,148,000	3,434,190
#	YFY, Inc.	1,013,000	963,553
	Yuanta Financial Holding Co. Ltd.	8,914,591	8,362,204
#	Yulon Finance Corp.	500,023	2,265,217
#	Yulon Motor Co. Ltd.	782,496	1,641,543
#	Zhen Ding Technology Holding Ltd.	971,700	3,439,401

TOTAL TAIWAN			938,449,681

THAILAND — (1.8%)
	Advanced Info Service PCL	707,700	3,771,472
	AEON Thana Sinsap Thailand PCL	158,300	689,839
	Airports of Thailand PCL	1,823,600	3,210,737
	AP Thailand PCL	3,278,700	955,476
#	Asset World Corp. PCL	5,732,900	680,647
	B Grimm Power PCL	566,400	393,546
	Bangchak Corp. PCL	2,006,900	2,274,414
	Bangkok Bank PCL	529,400	1,957,037
	Bangkok Bank PCL, NVDR	126,700	468,373
	Bangkok Chain Hospital PCL	1,275,700	691,893
	Bangkok Dusit Medical Services PCL, Class F	4,997,100	3,910,305
	Bangkok Expressway & Metro PCL	4,595,999	1,029,325
	Bangkok Life Assurance PCL, NVDR	618,200	300,259
	Banpu PCL	13,101,566	1,962,053
	Banpu Power PCL	603,200	232,751
#	Berli Jucker PCL	1,078,600	713,052
	Betagro PCL	199,400	128,593
	BTS Group Holdings PCL	5,999,300	1,027,943
	Bumrungrad Hospital PCL	288,600	1,907,906
#	Carabao Group PCL, Class F	277,600	513,103
	Central Pattana PCL	882,500	1,512,109
# *	Central Plaza Hotel PCL	299,900	364,153
	Central Retail Corp. PCL	1,256,350	1,169,565
#	CH Karnchang PCL	1,238,600	758,668
	Charoen Pokphand Foods PCL	3,633,123	1,941,064
#	Chularat Hospital PCL, Class F	3,264,600	255,460
#	Com7 PCL, Class F	1,057,300	522,088
	CP ALL PCL	2,220,100	3,444,570
	CP Axtra PCL	86,200	75,594
	Delta Electronics Thailand PCL	1,507,800	2,847,976
	Dohome PCL	36,500	10,637
#	Electricity Generating PCL	167,500	508,466
#	Energy Absolute PCL	1,136,300	942,828
#	Global Power Synergy PCL, Class F	282,900	374,045
	Gulf Energy Development PCL	1,161,100	1,261,044
	Hana Microelectronics PCL	237,900	248,749
	Home Product Center PCL	3,733,413	1,047,693
	Indorama Ventures PCL	1,449,500	934,783
#	Intouch Holdings PCL, Class F	341,400	617,210
	IRPC PCL	12,257,000	651,546
	I-TAIL Corp. PCL	32,600	19,528
*	Jasmine Technology Solution PCL	24,300	33,113
	Kasikornbank PCL	167,300	589,116
	Kasikornbank PCL, NVDR	5,500	19,367
	KCE Electronics PCL	771,600	817,196
#	Kiatnakin Phatra Bank PCL	304,700	427,534
	Krung Thai Bank PCL	1,429,987	648,240
	Krungthai Card PCL	660,700	766,597

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Land & Houses PCL	6,279,800	$1,262,399
	MBK PCL	225,100	103,257
	Mega Lifesciences PCL	451,400	499,390
	Minor International PCL	2,483,983	2,211,857
	MK Restaurants Group PCL	299,100	300,633
#	Muangthai Capital PCL	900,700	1,105,824
	Ngern Tid Lor PCL	1,802,149	1,016,323
	Osotspa PCL	1,262,400	732,369
	Plan B Media PCL, Class F	2,666,500	600,790
*	PSG Corp. PCL	7,645,600	127,908
	PTT Exploration & Production PCL	1,156,055	4,881,884
	PTT Global Chemical PCL	1,790,525	1,775,548
	PTT Oil & Retail Business PCL	1,544,700	779,436
	PTT PCL	6,973,400	6,350,573
	Ramkhamhaeng Hospital PCL, Class F	61,800	52,111
	Ratch Group PCL	792,000	614,409
	SCB X PCL	355,366	1,021,222
	SCG Packaging PCL	928,300	814,078
	Siam Cement PCL	323,300	2,172,199
	Siam City Cement PCL	110,389	414,033
#	Siam Global House PCL	1,363,798	596,156
	SISB PCL	209,700	219,263
#	Srisawad Corp. PCL	1,033,972	1,143,898
*	Star Petroleum Refining PCL	1,867,600	403,152
	Supalai PCL	1,764,100	942,503
	Thai Life Insurance PCL	89,200	22,144
	Thai Oil PCL	1,294,517	1,903,701
#	Thai Union Group PCL, Class F	3,173,640	1,275,964
	Thanachart Capital PCL	314,900	416,355
	Thonburi Healthcare Group PCL	293,000	316,244
	Tisco Financial Group PCL	277,600	728,457
	TMBThanachart Bank PCL	23,842,097	1,164,441
	TOA Paint Thailand PCL	732,000	498,732
*	True Corp. PCL	11,141,686	2,375,049
	TTW PCL	820,068	199,153
	WHA Corp. PCL	9,104,200	1,228,305

TOTAL THAILAND			89,897,423

TURKEY — (1.0%)
	Akbank TAS	1,930,622	3,553,486
	Aksa Enerji Uretim AS	237,721	282,178
	Alarko Holding AS	123,824	445,031
	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,520	1,293,085
	Arcelik AS	76,332	407,630
	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	777,162
	BIM Birlesik Magazalar AS	250,195	2,989,066
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	102,336
	Borusan Yatirim ve Pazarlama AS	3,253	323,954
	Coca-Cola Icecek AS	71,761	1,608,398
	Dogan Sirketler Grubu Holding AS	1,113,296	500,852
	Dogus Otomotiv Servis ve Ticaret AS	85,554	749,466
	EGE Endustri VE Ticaret AS	725	391,864
Ω	Enerjisa Enerji AS	161,809	339,195
	Enka Insaat ve Sanayi AS	775,859	919,309
	Eregli Demir ve Celik Fabrikalari TAS	629,108	834,914
	Ford Otomotiv Sanayi AS	45,341	1,561,730
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	69,557	152,688
*	Gubre Fabrikalari TAS	23,608	112,388
	Is Yatirim Menkul Degerler AS, Class A	610,951	706,096

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kiler Holding AS	19,833	$27,174
	KOC Holding AS	472,649	3,298,663
#	Kontrolmatik Enerji Ve Muhendislik AS	55,851	406,785
*	Konya Cimento Sanayii AS	1,068	378,360
	Koza Altin Isletmeleri AS	342,314	245,885
	Migros Ticaret AS	59,911	816,507
	Nuh Cimento Sanayi AS	26,563	250,950
	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	543,744
*	Oyak Cimento Fabrikalari AS	355,083	664,088
*	Pegasus Hava Tasimaciligi AS	66,920	2,130,468
*	Petkim Petrokimya Holding AS	1,033,711	660,708
	Politeknik Metal Sanayi ve Ticaret AS	254	145,215
*	Sasa Polyester Sanayi AS	266,173	338,882
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	53,272
*	TAV Havalimanlari Holding AS	190,894	1,293,332
	Tofas Turk Otomobil Fabrikasi AS	91,444	777,205
*	Turk Hava Yollari AO	371,110	3,732,744
*	Turk Telekomunikasyon AS	280,668	349,384
	Turk Traktor ve Ziraat Makineleri AS	19,401	551,124
	Turkcell Iletisim Hizmetleri AS	1,012,801	2,521,418
#	Turkiye Garanti Bankasi AS	391,168	998,706
	Turkiye Is Bankasi AS, Class C	5,155,327	2,181,223
	Turkiye Petrol Rafinerileri AS	622,493	3,758,067
	Turkiye Sigorta AS	200,409	409,822
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,511,511
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	438,331
	Yapi ve Kredi Bankasi AS	2,835,254	2,839,149

TOTAL TURKEY			49,373,545

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,937,572	6,670,298
	Abu Dhabi Islamic Bank PJSC	1,652,183	5,023,102
	Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	2,470,714
	ADNOC Drilling Co. PJSC	1,576,637	1,656,319
*	Agility Global PLC	2,014,994	713,194
	Aldar Properties PJSC	3,274,893	4,866,871
*	Alpha Dhabi Holding PJSC	382,520	1,470,388
	Dubai Electricity & Water Authority PJSC	3,588,005	2,294,300
	Dubai Islamic Bank PJSC	4,822,301	7,301,222
	Emaar Properties PJSC	6,568,802	14,688,468
	Emirates Integrated Telecommunications Co. PJSC	53,951	85,906
	Emirates NBD Bank PJSC	2,158,919	9,997,193
	Emirates Telecommunications Group Co. PJSC	1,840,642	8,519,403
	First Abu Dhabi Bank PJSC	2,093,677	7,118,041
*	International Holding Co. PJSC	23,954	2,605,155
*	Multiply Group PJSC	1,013,571	634,118

TOTAL UNITED ARAB EMIRATES			76,114,692

UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	243,202	5,591,214

TOTAL COMMON STOCKS			4,973,845,600

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
	Banco Bradesco SA, 7.954%	2,309,338	6,226,309
	Centrais Eletricas Brasileiras SA Class B, 4.387%	103,746	830,352
	Cia Energetica de Minas Gerais, 11.044%	1,422,679	2,676,804

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Companhia Paranaense de Energia Class B, 4.182%	1,103,566	$1,931,868
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	122,300	588,112
	Energisa SA, 4.462%	639	938
	Gerdau SA, 7.761%	569,235	2,001,739
	Itau Unibanco Holding SA, 7.531%	1,848,256	11,162,290
	Petroleo Brasileiro SA, 8.432%	2,968,647	24,023,138
	Raizen SA, 6.330%	1,866,087	1,099,685

	TOTAL BRAZIL		50,541,235

	CHILE — (0.0%)
	Embotelladora Andina SA Class B, 6.361%	234,235	662,411

	COLOMBIA — (0.0%)
	Banco Davivienda SA, 4.810%	4,388	23,489
	Grupo Aval Acciones y Valores SA, 8.639%	764,714	90,253
	Grupo de Inversiones Suramericana SA, 5.666%	74,327	438,043

	TOTAL COLOMBIA		551,785

	SOUTH KOREA — (0.0%)
	Hanwha Solutions Corp., 1.647%	409	6,200

TOTAL PREFERRED STOCKS			51,761,631

	TOTAL INVESTMENT SECURITIES (Cost $3,029,391,388)		5,025,607,231

			Value†
	SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	4,082,518	47,226,566

	TOTAL INVESTMENTS — (100.0%) (Cost $3,076,617,556)		$5,072,833,797

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,781,921	$34,962,300	$180,379

Total Futures Contracts			$34,781,921	$34,962,300	$180,379

THE EMERGING MARKETS SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$175,991,027	—	—		$175,991,027
Chile	7,880,419	$14,602,373	—		22,482,792
China	147,881,421	1,051,192,289	—		1,199,073,710
Colombia	4,168,574	82,248	—		4,250,822
Czech Republic	—	8,173,508	—		8,173,508
Egypt	181,307	2,288,515	—		2,469,822
Greece	—	26,717,250	—		26,717,250
Hungary	—	12,920,239	—		12,920,239
India	30,937,677	926,195,588	$965,892		958,099,157
Indonesia	—	87,443,543	—		87,443,543
Kuwait	25,092,585	3,190,615	—		28,283,200
Malaysia	—	78,945,829	—		78,945,829
Mexico	118,455,378	—	—		118,455,378
Peru	6,212,361	—	—		6,212,361
Philippines	—	35,090,843	—		35,090,843
Poland	—	53,937,540	—		53,937,540
Qatar	—	39,108,137	—		39,108,137
Saudi Arabia	—	192,903,264	—		192,903,264
South Africa	15,154,102	115,222,093	—		130,376,195
South Korea	4,042,854	629,441,574	—		633,484,428
Taiwan	4,191,881	934,257,800	—		938,449,681
Thailand	81,431,539	8,465,884	—		89,897,423
Turkey	—	49,373,545	—		49,373,545
United Arab Emirates	—	76,114,692	—		76,114,692
United Kingdom	5,591,214	—	—		5,591,214
Preferred Stocks
Brazil	50,541,235	—	—		50,541,235
Chile	—	662,411	—		662,411
Colombia	551,785	—	—		551,785
South Korea	—	6,200	—		6,200
Securities Lending Collateral	—	47,226,566	—		47,226,566

Total Investments in Securities	$678,305,359	$4,393,562,546	$965,892	<>	$5,072,833,797

Financial Instruments
Assets
Futures Contracts**	180,379	—	—		180,379

Total Financial Instruments	$180,379	—	—		$180,379

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 5, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Investment Group Inc.

Date: July 5, 2024